File No. 333-138540
Filed on April 29, 2016	File No. 811-10011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	16	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	64	☒
(Check appropriate box or boxes)
SBL VARIABLE ANNUITY ACCOUNT XIV
(Exact Name of Registrant)
Security Benefit Life Insurance Company
(Name of Depositor)
One Security Benefit Place, Topeka, Kansas 66636-0001
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code:
(785) 438-3000
Name of Agent for Service for Process:
Chris Swickard Associate General Counsel Security Benefit Life Insurance Company One Security Benefit Place Topeka, KS 66636-0001
Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2016, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on May 1, 2016, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus
ELITEDESIGNS® VARIABLE ANNUITY

May 1, 2016

Important Privacy Notice Included
See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, LLC

6915	32-69152-00 2016 /05/01

ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued before April 18, 2011)
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connec-tion with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called Variable Annuity Account XIV. Each Subaccount invests in a corre-sponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:1
•	7Twelve™ Balanced Portfolio
•	AB VPS Dynamic Asset Allocation
•	AB VPS Global Thematic Growth
•	AB VPS Growth and Income
•	AB VPS Small/Mid Cap Value
•	Adaptive Allocation Portfolio
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Blue Chip Income and Growth
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Global Growth and Income
•	American Funds IS® Global Small Capitalization
•	American Funds IS® Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® International Growth and Income
•	American Funds IS® Mortgage
•	American Funds IS® New World
•	American Funds IS® U.S. Government/ AAA‑Rated Securities
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock Global Opportunities V.I.
•	BlackRock High Yield V.I.
•	BlackRock Large Cap Core V.I.
•	BlackRock Large Cap Growth V.I.
•	Deutsche Capital Growth VIP

The Securities and Exchange Commission has not approved or disapproved these securities or deter-mined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1‑800-888-2461.
Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2016

6915	Protected by U.S. Patent No. 7,251,623 B1.	32-69152-00 2016/05/01

•	Deutsche Core Equity VIP
•	Deutsche Global Growth VIP
•	Deutsche Global Small Cap VIP
•	Deutsche Government & Agency Securities VIP
•	Deutsche High Income VIP
•	Deutsche Large Cap Value VIP
•	Deutsche Small Mid Cap Value VIP
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	Eaton Vance VT Floating-Rate Income
•	Eaton Vance VT Large-Cap Value
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	FormulaFolios US Equity Portfolio
•	Franklin Flex Cap Growth VIP Fund
•	Franklin Growth and Income VIP Fund
•	Franklin High Income VIP Fund
•	Franklin Income VIP Fund
•	Franklin Large Cap Growth VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Small-Mid Cap Growth VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Goldman Sachs VIT Strategic International Equity
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF CLS AdvisorOne Global Diversified Equity
•	Guggenheim VIF CLS AdvisorOne Global Growth
•	Guggenheim VIF CLS AdvisorOne Growth and Income
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Macro Opportunities
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi‑Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
•	Invesco V.I. Balanced-Risk Allocation
•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
•	Invesco V.I. Global Health Care
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. Growth and Income
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Managed Volatility
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. S&P 500 Index
•	Invesco V.I. Small Cap Equity
•	Ivy Funds VIP Asset Strategy
•	Ivy Funds VIP Balanced
•	Ivy Funds VIP Core Equity
•	Ivy Funds VIP Dividend Opportunities
•	Ivy Funds VIP Energy
•	Ivy Funds VIP Global Bond
•	Ivy Funds VIP Global Growth
•	Ivy Funds VIP Global Natural Resources
•	Ivy Funds VIP Growth
•	Ivy Funds VIP High Income
•	Ivy Funds VIP International Core Equity
•	Ivy Funds VIP Limited-Term Bond
•	Ivy Funds VIP Mid Cap Growth
•	Ivy Funds VIP Real Estate Securities
•	Ivy Funds VIP Science and Technology
•	Ivy Funds VIP Small Cap Growth
•	Ivy Funds VIP Small Cap Value
•	Ivy Funds VIP Value
•	Janus Aspen Enterprise

2

•	Janus Aspen Forty
•	Janus Aspen Janus Portfolio
•	Janus Aspen Overseas
•	Janus Aspen Perkins Mid Cap Value
•	JPMorgan Insurance Trust Core Bond Portfolio
•	JPMorgan Insurance Trust Intrepid MidCap Portfolio
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust US Equity Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Calibrated Dividend Growth VC
•	Lord Abbett Series Classic Stock VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Stock VC
•	Lord Abbett Series Total Return VC
•	Lord Abbett Series Value Opportunities VC
•	MFS® VIT Emerging Markets Equity
•	MFS® VIT Global Tactical Allocation
•	MFS® VIT High Yield
•	MFS® VIT II MA Investors Growth Stock
•	MFS® VIT II Research International
•	MFS® VIT International Value
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Total Return
•	MFS® VIT Total Return Bond
•	MFS® VIT Utilities
•	Morgan Stanley UIF Emerging Markets Debt
•	Morgan Stanley UIF Emerging Markets Equity
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio (formerly Ibbotson Aggressive Growth ETF Asset Allocation )
•	Morningstar Balanced ETF Asset Allocation Portfolio (formerly Ibbotson Balanced ETF Asset Allocation )
•	Morningstar Conservative ETF Asset Allocation Portfolio (formerly Ibbotson Conservative ETF Asset Allocation )
•	Morningstar Growth ETF Asset Allocation Portfolio (formerly Ibbotson Growth ETF Asset Allocation )
•	Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly Ibbotson Income and Growth ETF Asset Allocation )
•	Neuberger Berman AMT Guardian
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (Unhedged)
•	PIMCO VIT Global Bond (Unhedged)
•	PIMCO VIT Global Multi‑Asset Managed Allocation
•	PIMCO VIT High Yield
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return
•	Pioneer Bond VCT
•	Pioneer Emerging Markets VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Absolute Return 500
•	Putnam VT Capital Opportunities
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Investors
•	Putnam VT Voyager
•	Redwood Managed Volatility
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Dow 2x Strategy
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Europe 1.25x Strategy
•	Rydex VIF Financial Services
•	Rydex VIF Government Long Bond 1.2x Strategy
•	Rydex VIF Health Care
•	Rydex VIF High Yield Strategy
•	Rydex VIF Internet
•	Rydex VIF Inverse Dow 2x Strategy
•	Rydex VIF Inverse Government Long Bond Strategy
•	Rydex VIF Inverse Mid-Cap Strategy
•	Rydex VIF Inverse NASDAQ-100® Strategy
•	Rydex VIF Inverse Russell 2000® Strategy
•	Rydex VIF Inverse S&P 500 Strategy
•	Rydex VIF Japan 2x Strategy
•	Rydex VIF Leisure
•	Rydex VIF Mid-Cap 1.5x Strategy
•	Rydex VIF NASDAQ-100®
•	Rydex VIF NASDAQ-100® 2x Strategy

3

•	Rydex VIF Nova
•	Rydex VIF Precious Metals
•	Rydex VIF Real Estate
•	Rydex VIF Retailing
•	Rydex VIF Russell 2000® 1.5x Strategy
•	Rydex VIF Russell 2000® 2x Strategy
•	Rydex VIF S&P 500 2x Strategy
•	Rydex VIF S&P 500 Pure Growth
•	Rydex VIF S&P 500 Pure Value
•	Rydex VIF S&P MidCap 400 Pure Growth
•	Rydex VIF S&P MidCap 400 Pure Value
•	Rydex VIF S&P SmallCap 600 Pure Growth
•	Rydex VIF S&P SmallCap 600 Pure Value
•	Rydex VIF Strengthening Dollar 2x Strategy
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	Rydex VIF Weakening Dollar 2x Strategy
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
•	SEI VP Defensive Strategy
•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy
•	SEI VP Moderate Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
•	Third Avenue Value
•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Global Bond Portfolio”)
•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Small Portfolio”)
•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Value Portfolio”)
•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Short-Term Fixed Portfolio”)
•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the Dimensional VA U.S. Large Value Portfolio”)
•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA U.S. Targeted Value Portfolio”)
•	VanEck VIP Global Gold (formerly Van Eck VIP Global Gold )
•	VanEck VIP Global Hard Assets (formerly Van Eck VIP Global Hard Assets )
•	Vanguard® VIF Balanced
•	Vanguard® VIF Capital Growth
•	Vanguard® VIF Conservative Allocation
•	Vanguard® VIF Diversified Value
•	Vanguard® VIF Equity Income
•	Vanguard® VIF Equity Index
•	Vanguard® VIF Growth
•	Vanguard® VIF High Yield Bond
•	Vanguard® VIF International
•	Vanguard® VIF Mid-Cap Index
•	Vanguard® VIF Moderate Allocation
•	Vanguard® VIF REIT Index
•	Vanguard® VIF Short Term Investment Grade
•	Vanguard® VIF Small Company Growth
•	Vanguard® VIF Total Bond Market Index
•	Vanguard® VIF Total Stock Market Index
•	Virtus Equity Trend (formerly Virtus Premium AlphaSector Series )
•	Virtus International Series
•	Virtus Multi-Sector Fixed Income Series

•	Virtus Real Estate Securities Series
•	Virtus Small-Cap Growth Series
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio
•	VY Clarion Global Real Estate Portfolio
•	VY Clarion Real Estate Portfolio
•	Wells Fargo International Equity VT (formerly Wells Fargo Advantage International Equity VT )
•	Wells Fargo Omega Growth VT (formerly Wells Fargo Advantage Omega Growth VT )
•	Wells Fargo Opportunity VT (formerly Wells Fargo Advantage Opportunity VT )
•	Western Asset Variable Global High Yield Bond

1	Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See “Closed Subaccounts.”
Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.

4

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”
This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2016 , which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page 59 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

5

6

Restrictions under the Texas Optional Retirement Program	45
Federal Tax Matters	45
Introduction	45
Tax Status of the Company and the Separate Account	45
Income Taxation of Annuities in General—Non‑Qualified Plans	46
Additional Considerations	47
Qualified Plans	49
Other Tax Considerations	53
Other Information	54
Investment Advisory Fees	54
Voting of Underlying Fund Shares	54
Closed Subaccounts	54
Changes to Investments	55
Changes to Comply with Law and Amendments	56
Reports to Owners	56
Electronic Privileges	56
State Variations	57
Legal Proceedings	57
Legal Matters	57
Sale of the Contract	57
Performance Information	59
Additional Information	59
Registration Statement	59
Financial Statements	59
Table of Contents for Statement of Additional Information	59
Objectives for Underlying Funds	60
Appendix A – Condensed Financial Information
Appendix B – Rider Available for Purchase Only Prior to February 1, 2010

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

7

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin as elected by the Owner.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan.
Purchase Payment — An amount paid to the Company as consideration for the Contract.
Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

8

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.
Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual (“Non‑Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Selection of Withdrawal Charge Schedule — When you purchase the Contract, you must select either a 0-year or 5-year withdrawal charge schedule. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) or a mortality and expense risk charge will depend on the schedule that you select.
•
Under the 5-year schedule, we may deduct a withdrawal charge of up to 5% if you withdraw Contract Value during the first 5 years after you make a Purchase Payment. We will not assess any mortality and expense risk charge if you select the 5-year schedule (although a mortality and expense risk charge may apply during the Annuity Period).

•
Under the 0-year schedule, we will not deduct any withdrawal charge if you withdraw Contract Value. However, we will assess a daily mortality and expense risk charge of 0.20%, on an annual basis, of each Subaccount’s average daily net assets (a different mortality and expense risk charge may apply during the Annuity Period).

Please talk to your sales representative about which withdrawal charge schedule may be most appro-priate for you, taking into account factors such as your investment time horizon, liquidity needs, and how you intend to use the Contract. You may not change the withdrawal charge schedule after the Contract has been issued.
If you do not select a withdrawal charge schedule, we will consider your application to be incomplete. This means that we will hold your Purchase Payment in our General Account and will notify you that we do not have the necessary information to issue a Contract and apply the Purchase Payment to your Contract. Please see “Purchase Payments” for more information about our process for handling incomplete applications.

9

The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”
Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”
Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:
•	Return of Premium Death Benefit;
•	Extra Credit at 3%.
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider under “Optional Riders.”
The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges.”
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
For information on a rider that is no longer available for purchase, please see Appendix B – Rider Available for Purchase Only Prior to February 1, 2010.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancements or Bonus Credits); or (2) Contract Value, plus any charges deduc-ted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

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Contingent Deferred Sales Charge. You must select a 0-year or 5-year withdrawal charge schedule when you purchase the Contract. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.
If you select the 5-year schedule and you withdraw Contract Value, the Company will deduct any applicable withdrawal charge. Any withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. The amount of the charge will depend on how long your Purchase Payments have been held under the Contract.
Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below (as selected at the time of application for the Contract):
0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The amount of total withdrawal charges assessed against your Contract will never exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule and will not be assessed if you select the 0‑year schedule. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”
Mortality and Expense Risk Charge. The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets:
Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis in lieu of the amounts above and regardless of the withdrawal charge schedule selected. See “Mortality and Expense Risk Charge.”
Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.
The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges” for more information, including the specific charge applicable to each optional rider, and charges for a rider that is no longer available for purchase.

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Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”
Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”
Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. How-ever, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)

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Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts care-fully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there may be a new with-drawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling (785) 438‑3000 or 1‑800‑888‑2461.
Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”
Charge
Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)[1]	5%
Transfer Fee (per transfer)	None
1   You must select a 0-year or 5-year withdrawal charge schedule at the time you purchase the Contract. If you purchase the Contract with the 5‑year schedule, the amount of the charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, made in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. If you select the 0-year schedule, the Company will not assess a withdrawal charge. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.

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Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
	5-Year Schedule	0-Year Schedule
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge [1]	0.00%	0.20%
Annual Administration Charge [2]	0.65%	0.65%
Maximum Annual Charge for Optional Riders [3]	1.25%	1.25%
Total Separate Account Annual Expenses	1.90%	2.10%
1   Whether or not we deduct a mortality and expense risk charge depends on the withdrawal charge schedule you select when you purchase your Contract. If you purchase a Contract with the 5-year schedule, we do not deduct a mortality and expense risk charge. If you purchase a Contract with the 0-year schedule, your mortality and expense risk charge is 0.20% annually. During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above and regardless of the withdrawal charge schedule selected. See the discussion under “Mortality and Expense Risk Charge.”
2   The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”
3   You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) The “Maximum Annual Charge for Optional Riders” assumes that you purchase all available riders for a combined cost of 1.25% annually. Total rider charges cannot exceed 1.25% of Contract Value, for riders elected prior to February 1, 2010.

Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
Return of Premium Death Benefit	0.10%
3% Extra Credit Rider[1]	0.40%
Riders Available For Purchase ONLY Prior To February 1, 2010:
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.75%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.26%	15.21%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.26%	1.10%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2015, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2015.
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2017.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of

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Premium Death Benefit rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$2,027	$4,,456	$6,363	$9,623
If you do not surrender or you annuitize your Contract	$1,607	$4,262	$6,312	$9,623
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$323	$3,427	$5,813	$9,638

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$666	$936	$1,208	$2,390
If you do not surrender or you annuitize your Contract	$209	$646	$1,108	$2,390
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$239	$736	$1,260	$2,696

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.
Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950 and converted to a stock life insurance company on July 31, 1998 The Company is a wholly owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2015, the Company had total assets under management  of approximately $27 billion.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the

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investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed antici-pated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.
Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging

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strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.
Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds’ prospectus.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its invest-ment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.
An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunc-tion with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its subsidiary, Security Distributors, LLC (“SDL”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b‑1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDL receive 12b‑1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more

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information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or adminis-tered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.
Other Payments. An Underlying Fund’s adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub‑adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se2, LLC (“se2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2 may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that

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will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non‑tax qualified retirement plan (“Non‑Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax‑exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non‑cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The

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Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:
•	Return of Premium Death Benefit;
•	Extra Credit at 3%.
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider below.
For information on a rider that is no longer available for purchase, please see Appendix B – Rider Available for Purchase Only Prior to February 1, 2010.
Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.	Contract Value; or
2.	The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal and any withdrawal charge reduce Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.
See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due or recapture Credit Enhancements that were applied within 12 months of the date of the Owner’s death.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by:
•	any uncollected premium tax; and
•
if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (however, if the death benefit is 1 above, we will not reduce the death benefit by any Credit Enhancements).

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.

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Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
Extra Credit — Under this rider, we will add a bonus, or “Credit Enhancement,” of 3% of each Purchase Payment you make during the first Contract Year to your Contract Value.
There are several important points for you to consider before purchasing this rider:
•	As discussed below, we will recapture all or part of any Credit Enhancement that has not yet vested if you make a full or partial withdrawal.
•	We may exclude all or part of any Credit Enhancements from death benefit proceeds. See “Death Benefit” and “Return of Premium Death Benefit.”
•
You must select an Annuity Start Date that is at least seven years after the effective date of the rider. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 63 at issue and will be required to annuitize the Contract at age 70 ½ to meet federal minimum distribution requirements for IRAs.

•	We expect to make a profit from the charge for this rider, and we pay for the Credit Enhancements through the rider charge and recapture of Credit Enhancements under the vesting schedule.
•	We will allocate any Credit Enhancement among the Subaccounts in the same proportion as your Purchase Payment.
What happens if I return the Contract? If you exercise your right to return the Contract during the Free-Look period, we will reduce your Contract Value by the value of any Credit Enhancements applied. See “Free-Look Right.”
What happens if I make withdrawals? If you make a full or partial withdrawal, we will recapture all or part of any Credit Enhancement that has not yet “vested.” An amount equal to 1/7 of each Credit Enhancement will vest as of each Contract Anniversary and the Credit Enhancement will be fully vested at the end of seven Contract Years.
We will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount available under the Contract. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered invest-ment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”
The amount we will recapture upon withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. As of the date of the withdrawal, this percentage equals:
1.	The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal amount, divided by
2.	Contract Value immediately prior to the withdrawal.
How do I know if this rider is right for me? The Extra Credit Rider would make sense for you only if:
•	you do not expect to make Purchase Payments to the Contract after the first Contract Year, and
•	you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed -5.00%.
This return represents the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The return is net of Contract and Underlying Fund expenses. This means that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will increase in correlation to Purchase Payments and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

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What this all means is:
•	if your actual returns are greater than the amount set forth above and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider.
•	if your actual returns are less, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider.
•
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

Are there age restrictions on purchasing this rider? The Owner must be 80 or younger on the Contract Date.
Rider Available for Purchase Only Prior to February 1, 2010 — A rider previously offered with the Contract is no longer available for purchase. Please refer to Appendix B – Rider Available For Purchase Only Prior To February 1, 2010 for a description of this rider.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circum-stances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the appli-cation and initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to compete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.

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Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”
Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subac-count’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue,

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modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automati-cally transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Admin-istrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regard-less of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated and Guggenheim Subaccounts (see chart below). The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio manage-ment of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a

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high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;
•	transfers to and from (or from and to) the same Subaccount;
•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12‑month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.
Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2[1]
1   Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restric-tion begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

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Subaccount	Transfer Block Restriction (# of Calendar Days)
7Twelve™ Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA‑Rated Securities
30 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche Global Growth VIP, Deutsche Global Small Cap VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche Large Cap Value VIP, Deutsche Small Mid Cap Value VIP
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large-Cap Value	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
FormulaFolios US Equity Portfolio	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin High Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Macro Opportunities, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Guggenheim VIF CLS AdvisorOne Global Diversified Equity, Guggenheim VIF CLS AdvisorOne Global Growth, Guggenheim VIF CLS AdvisorOne Growth and Income	Unlimited
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Global Growth, Ivy VIP Global Natural Resources, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio , Morningstar Balanced ETF Asset Allocation Portfolio , Morningstar Conservative ETF Asset Allocation Portfolio , Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi‑Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days
Redwood Managed Volatility	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid‑Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommuni-cations, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
VanEck VIP Global Gold, VanEck VIP Global Hard Assets	30 days
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index
30 days
Virtus Equity Trend, Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Real Estate Securities Series, Virtus Small-Cap Growth Series, Virtus Strategic Allocation Series	30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo International Equity VT, Wells Fargo Omega Growth VT, Wells Fargo Opportunity VT	30 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse
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payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Federated, Guggenheim, Probabilities , Redwood and Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company can-not guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated and Guggenheim Subaccounts (see chart above). As stated above, market timing and frequent transfer

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activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Payment of Purchase Payments,
•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
•	Charges assessed in connection with the Contract, including charges for any optional riders selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The invest-ment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

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The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.00% or 0.20% annually, as applicable, and (5) the administration charge for that Subaccount.
The mortality and expense risk charge of 0.00% or 0.20% as applicable and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
 Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumu-lation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

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The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than five years and the Company issued the Contract with a 5-year withdrawal charge schedule) and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity pay-ments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) will be deducted from the requested payment amount as will any premium tax charge and/or a percent-age of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your invest-ment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans” and “Restrictions under the Texas Optional Retirement Program.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

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Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans,” “Restrictions under the Texas Optional Retirement Program,” and “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhance-ments. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any CDSC Credit, Credit Enhancements and/or Bonus Credits) or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement, CDSC Credit, and/or Bonus Credits.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint
34

Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means at our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

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For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. However, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, as described below.
You may select a 0-Year or 5-Year withdrawal charge schedule at the time of purchase of the Contract. Whether we assess a withdrawal charge and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.
The Company will waive any withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.
If you select the 5-year schedule, the withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhance-ments for the purpose of calculating the withdrawal charge. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments for the purpose of determining future withdrawal charges.
The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below:

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0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The Company will deduct any withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. If the Company deducts the withdrawal charge from your remaining Contract Value, the amount of the withdrawal will be increased by an amount sufficient to pay any withdrawal charges associated with the withdrawal request, plus with-drawal charges associated with the additional amount withdrawn to cover such charges. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule. If you select the 0‑year schedule, the Company will not assess a withdrawal charge. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments under options that provide for payments for life, or a period of at least seven years; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will assess any withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.
The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.
Mortality and Expense Risk Charge — The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets.
Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis, in lieu of the amounts above and regardless of the withdrawal charge schedule selected. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% for the 0‑year withdrawal charge schedule or 0.00% for the 5‑year withdrawal charge schedule (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determi-
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nation of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of the withdrawal charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase
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Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.
The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date (or Contract Anniversary Date if applicable) and ending on the Annuity Start Date. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A rider may not be available in all states.
Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
Return of Premium Death Benefit	0.10%
3% Extra Credit[1]	0.40%
Riders Available For Purchase ONLY Prior To February 1, 2010:
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.75%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third Contract Anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the
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Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner can-not change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the
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Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2% in lieu of the rate described above.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2% in lieu of the rate described above.
Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that Annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

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Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options under Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non‑natural Persons.” See “Federal Tax Matters.”

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Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

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Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attain-ment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals or a withdrawal made to pay the fees of your investment adviser), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”
Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.
Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connec-tion with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.” If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor
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or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No represen-tation is made regarding the likelihood of continuation of the present federal income tax laws or of the current inter-pretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other trans-action involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for
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investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Govern-mental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account invest-ments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003‑91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying invest-ments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying invest-ments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assur-ance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract
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until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the
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Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates

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or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.
Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

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If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.
If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.
A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.
A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”
Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as “Roth contributions” under Code Section 402A, if the employer agrees to treat the contributions as Roth Contributions under the employer’s 403(b) plan. Roth Contributions may be made to this Contract in most states.
Unlike regular or “traditional” 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.
Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a “qualifying distribution” and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth Contributions is subject to federal income taxes when distributed.
Roth Contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.
Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

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If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. See “Section 403(b).”
Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See “Rollovers.”
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2016 ).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($98,000 for a married couple filing a joint return and $61,000 for a single taxpayer in 2016 ). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $184,000 and $194,000 (for 2016 ). Nondeductible contri-butions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contri-bution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $117,000 to $132,000 in adjusted gross income for 2016 ( $184,000 to $194,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth

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IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appro-priate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distribu-tions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distri-bution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE   IRAs and SEP   IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”

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Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
For 2016 , the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered ”invest-ment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a
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United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.
Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an invest-ment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpre-tation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
 It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts partici-pating in that Subaccount.
Closed Subaccounts —The Subaccounts listed in the table below (“Closed Subac-counts”) are no longer available for the allocation of Purchase Payments or the transfer of Contract Value on the effective dates listed below. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation
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Programs (collectively referred to as “Automatic Investment Program”). If you had Contract Value in one or more of the Closed Subaccounts on the effective date, however, your Contract Value will remain invested in the Subaccount until you make a transfer or withdrawal out of the Closed Subaccount.
If you had Contract Value in the American Century VP Mid Cap Value Subaccount on May 1, 2015, your Contract Value will remain invested in the American Century VP Mid Cap Value Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from the American Century VP Mid Cap Value Subaccount, subject to transfer restrictions. Automatic allocations to the American Century VP Mid Cap Value Subaccount pursuant to an Automatic Investment Program, will continue to be in effect.
In the event that we receive a request on or after the effective date to allocate to any of the Closed Subaccounts, we will handle those transactions as follows:
New Applications. If we receive an application for a Contract with an allocation to any of the Closed Subac-counts, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. If we receive a Purchase Payment for an existing Contract with an allocation to any of the Closed Subaccounts, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). For the American Century VP Mid Cap Value Subaccount, this only applies to Contracts without Contract Value in the American Century VP Mid Cap Value Subaccount as of May 1, 2015.
If you had in effect an automatic allocation to one or more of the Closed Subaccounts pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on the effective date. If you wish to set up a new Dollar Cost Averaging Option, Asset Allocation Option, or a Rebalancing Program (without the Closed Subaccounts) you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to any of the Closed Subaccounts, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts	Effective Date
American Century VP Mid Cap Value	May 1, 2015
Transparent Value Directional Allocation VI	April 29, 2016

Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more
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Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de‑registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the trans-actions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial with-drawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automa-tically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that

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neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — The Prospectus and Statement of Additional Information  describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.
Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, LLC (“SDL”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, LLC (“SDL”), for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDL . During fiscal years 2015, 2014, and 2013, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $4,756,550, $5,954,554 and $5,238,251.00, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDL an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI’s ongoing operations.
Selling Broker-Dealers. The Company may pay commissions to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

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Compensation Paid to All Selling Broker-Dealers. The Company does not expect to pay commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives that sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.
The registered representative who sells you the Contract may receive a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of Selling Broker-Dealers that received additional compensation from the Company in 2015 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): American Portfolios Financial Services, Inc., Cambridge Investment/RPA, Centaurus Financial, Inc., Client One Securities LLC, Essex National Securities, Inc., GWN Securities, Inc., Infinex Investments, Inc., Investacorp, Inc., J. W. Cole Financial, Inc., KMS Financial Services, Inc., Legend Equities Corporation, Lincoln Investment Planning, Inc., Money Concepts Capital Corporation, NEXT Financial Group, Inc., OFG Financial Services, Inc., PlanMember Securities Corporation, Securities America, Inc., and TransAmerica Financial Advisors, Inc.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrange-ments into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

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Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Govern-ment Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, rider charges, and withdrawal charge and may simultaneously be shown for other periods.
Quotations of yield and effective yield do not reflect deduction of the withdrawal charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the withdrawal charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.
Although the Contract was not available for purchase until March 19, 2007, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, charac-teristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.
Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).
Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014, or for such portions of such periods, are included in the Statement of Additional Information.
Table of Contents for Statement of Additional Information

The Statement of Additional Information for the EliteDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free

59

telephone number at 1‑800‑888‑2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Section 403(b)
Roth 403(b)
Sections 408 and 408A
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.
Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio		Seeks superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
AB VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein LP
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein LP
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein LP
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein LP
Adaptive Allocation Portfolio		Seeks tactical allocation.	Critical Math Advisors
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Mgmt., Inc.
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Investment Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt., Inc.
American Funds IS® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Company
American Funds IS® Blue Chip Income and Growth	4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Company
American Funds IS® Global Bond	4	Seeks, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Company
American Funds IS® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® Global Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Company
American Funds IS® Global Small Capitalization	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® Growth	4	Seeks growth of capital.	Capital Research and Mgmt. Company
American Funds IS® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Company
American Funds IS® International	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® International Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Company
American Funds IS® Mortgage	4	Seeks current income and preservation of capital.	Capital Research and Mgmt. Company
American Funds IS® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Company
American Funds IS® U.S. Government/AAA-Rated Securities	4	Seeks a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Company
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC
Deutsche Capital Growth VIP	B
Seeks long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500® Index (generally 500 of the largest companies in the US) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest US companies that have relatively higher price-to-earnings ratios and higher forecasted growth).
			Deutsche Investment Mgmt. Americas Inc.
Deutsche Core Equity VIP	B
Seeks long-term growth of capital, current income and growth of income. Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.
			Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Growth VIP	B
Seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that portfolio management considers to be “blue chip” companies.
			Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Small Cap VIP	B
Seeks above-average capital appreciation over the long term. The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 30% of the aggregate market capitalization of the S&P Developed Broad Market Index). The fund may invest up to 20% of total assets in common stocks and other equities of large companies or in debt securities, including up to 5% of net assets in junk bonds (grade BB/Ba and below). The fund may invest in common stocks and other types of equities such as preferred stocks or convertible securities.
			Deutsche Investment Mgmt. Americas Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Government & Agency Securities VIP	B
Seeks high current income consistent with preservation of capital. Under normal circum-stances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and repurchase agreements of US government securities. The fund normally invests all of its assets in securities issued or guaranteed by the US government, its agencies or instrumentalities, except the fund may invest up to 10% of its net assets in cash equivalents, such as money market funds, and short-term bond funds. These securities may not be issued or guaranteed by the US government, its agencies or instrumentalities.
Deutsche Investment Mgmt. Americas Inc.
Deutsche High Income VIP	B
Seeks a high level of current income. Under normal circumstances, the fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in bonds denominated in US dollars or foreign currencies from foreign issuers.
Deutsche Investment Mgmt. Americas Inc.
Deutsche Large Cap Value VIP	B
Seeks a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued. Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of total assets in foreign securities.
Deutsche Investment Mgmt. Americas Inc.
Deutsche Small Mid Cap Value VIP	B
Seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in under-valued common stocks of small and mid-size US companies. While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities. The fund’s equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks. The fund may also invest in initial public offerings and real estate investment trusts.
Deutsche Investment Mgmt. Americas Inc.
Dimensional VA Global Bond Portfolio		Seeks a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA International Small Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Dimensional VA International Value Portfolio		Seeks long-term capital appreciation	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio		Seeks a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA U.S. Large Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).	The Dreyfus Corporation	Mellon Capital Mgmt. Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation	Boston Company Asset Mgmt., LLC
Eaton Vance VT Floating‑Rate Income		Seeks high level of current income.	Eaton Vance Management
Eaton Vance VT Large‑Cap Value		Seeks total return.	Eaton Vance Management
Federated Fund for U.S. Government Securities II	II	Seeks current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Company
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Company
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc., FMR Company, Inc. and other investment advisers
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Company	Geode Capital Mgmt., LLC and FMR Company, Inc.
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Growth Opportunities	Service Class 2	Seeks capital growth.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Company	Geode Capital Mgmt., LLC and FMR Company, Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc. and other investment advisers
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC	FMR Company, Inc. and other investment advisers
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc., FMR Company, Inc., FIL Investment Advisors (UK) Ltd. and other investment advisers
FormulaFolios US Equity Portfolio	1	Seeks long-term capital appreciation.	FormulaFolio Investment, LLC
Franklin Flex Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2	Seeks capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.
Franklin High Income VIP Fund	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Global Diversified Equity		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Global Growth		Seeks total return, consisting of capital growth and income.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Growth and Income		Seeks a combination of current income and growth of capital.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF Floating Rate Strategies		Seeks a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Macro Opportunities		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Seeks growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks total return, comprised of capital appreciation and income.	Guggenheim Investments
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II	Seeks investment results that, before expenses, correspond to the total return (i.e., the combi-nation of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		Seeks total return.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Balanced		Seeks total return through a combination of capital appreciation and current income.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Dividend Opportunities		Seeks total return.	Waddell & Reed Investment Mgmt. Company

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy Funds VIP Energy		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Global Bond		Seeks a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Global Growth		Seeks to provide growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Global Natural Resources		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Growth		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP High Income		Seeks total return through a combination of high current income and capital appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP International Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Limited‑Term Bond		Seeks current income consistent with preservation of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Mid Cap Growth		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Real Estate Securities		Seeks total return through capital appreciation and current income.	Waddell & Reed Investment Mgmt. Company	Advantus Capital Mgmt.
Ivy Funds VIP Science and Technology		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Small Cap Growth		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Small Cap Value		Seeks capital appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Value		Seeks capital appreciation.	Waddell & Reed Investment Mgmt. Company
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Investment Mgmt. LLC

68

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks high total return from a portfolio of selected equity securities.	JPMorgan Investment Mgmt.
Lord Abbett Series Bond‑Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Company LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Company LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Company LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Company LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Company LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Company LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Company LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Company LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Company LLC
Lord Abbett Series Value Opportunities VC	VC	Seeks long-term capital appreciation.	Lord, Abbett & Company LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Company
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Company

69

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Company
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Company
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return.	Morgan Stanley Investment Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Investment Mgmt. Inc.	Morgan Stanley Investment Mgmt. Ltd and Morgan Stanley Investment Mgmt. Co.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Balanced ETF Asset Allocation Portfolio	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Conservative ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Mgmt. LLC	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.

70

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Company LLC	Research Affiliates, LLC
PIMCO VIT Commodity-RealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Mgmt. Company LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Pioneer Investment Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Mgmt., Inc.
Pioneer High Yield VCT	II	Seeks to maximize total return through a combi-nation of income and capital appreciation.	Pioneer Investment Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Investment Mgmt., Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Company Inc.
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC

71

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Putnam VT Absolute Return 500	IB
Seeks a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)	The Putnam Advisory Company, LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)	The Putnam Advisory Company, LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Redwood Managed Volatility	N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt., LLC
Rydex VIF Banking		Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy		Seeks investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments

72

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Dow 2x Strategy
Seeks returns that match the performance, before fees and expenses, of a specific bench-mark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy	Seeks investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Guggenheim Investments
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments
Rydex VIF Government Long Bond 1.2x Strategy
Seeks investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF High Yield Strategy	Seeks investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	Guggenheim Investments
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments

73

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse Dow 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Seeks total returns that inversely correlate, before fees and expenses, to the price move-ments of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid‑Cap Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse NASDAQ-100® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse S&P 500 Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy	Seeks investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments

74

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertain-ment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ‑100®	Seeks investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Guggenheim Investments
Rydex VIF NASDAQ‑100® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Nova
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate	Seeks capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000® 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

75

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Russell 2000® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Seeks investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

76

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transpor-tation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market		Seeks security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Conservative Strategy	III	Seeks to manage risk of loss while providing the opportunity for modest capital appreciation.	SIMC
SEI VP Defensive Strategy	III	Seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.	SIMC
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SIMC
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SIMC
T. Rowe Price Blue Chip Growth	II	Seeks long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited‑Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.

77

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth.	Templeton Global Advisors Ltd.
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC

VanEck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation
VanEck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation
Vanguard® VIF Balanced		Seeks long-term capital appreciation and reasonable current income.	The Vanguard Group, Inc.	Wellington Mgmt. Company LLP
Vanguard® VIF Capital Growth		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	PRIMECAP Mgmt. Company
Vanguard® VIF Conservative Allocation		Seeks current income and low to moderate capital appreciation.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Diversified Value		Seeks long-term capital appreciation and income.	The Vanguard Group, Inc.	Barrow, Hanley, Mewhinney & Strauss, LLC
Vanguard® VIF Equity Income		Seeks an above-average level of current income and reasonable long-term capital appreciation.	The Vanguard Group, Inc.	Vanguard Equity Investment Group and Wellington Mgmt. Co. LLP
Vanguard® VIF Equity Index		Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Growth		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	Jackson Square Partners, LLC Wellington Mgmt. Company LLP, William Blair Investment Mgmt.
Vanguard® VIF High Yield Bond		Seeks a high level of current income.	The Vanguard Group, Inc.	Wellington Mgmt. Company LLP
Vanguard® VIF International		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	Baillie Gifford Overseas Ltd., M&G Investment Mgmt. Limited, Schroder Investment Mgmt. North America Inc.
Vanguard® VIF Mid‑Cap Index		Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Moderate Allocation		Seeks capital appreciation and a low to moderate level of current income.	The Vanguard Group, Inc.	Vanguard Equity Investment Group

78

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Vanguard® VIF REIT Index		Seeks a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Short Term Investment Grade		Seeks current income while maintaining limited price volatility.	The Vanguard Group, Inc.	Vanguard Fixed Income Group
Vanguard® VIF Small Company Growth		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	Granahan Investment Mgmt., Inc., Vanguard Equity Investment Group, Arrowpoint Partners
Vanguard® VIF Total Bond Market Index		Seeks to track the performance of a broad, market weighted bond index.	The Vanguard Group, Inc.	Vanguard Fixed Income Group
Vanguard® VIF Total Stock Market Index		Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Virtus Equity Trend	A	Seeks long-term capital appreciation.	Virtus Investment Advisers, Inc.	Euclid Advisors LLC
Virtus International Series	A	Provide investors with access to high-quality international businesses selling at attractive valuations.	Virtus Investment Advisers, Inc.	Euclid Advisors LLC
Virtus Multi-Sector Fixed Income Series	A	Seeks long-term total return.	Virtus Investment Advisers, Inc.	Newfleet Asset Mgmt., LLC

Virtus Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisers, Inc.	Duff & Phelps Investment Mgmt. Co.
Virtus Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Investment Advisers, Inc.	Kanye Anderson Rudnick Investment Mgmt. Co.
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisers, Inc.	Euclid Advisors LLC and Newfleet Asset Mgmt. LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investment, LLC	Voya Investment Mgmt. Company LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investment, LLC	CBRE Clarion Securities, LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and current income.	Voya Investment, LLC	CBRE Clarion Securities, LLC
Wells Fargo International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Adviser, LLC	Western Asset Mgmt. Company , Western Asset Mgmt. Company Ltd. and Western Asset Mgmt. Company Pte Ltd

79

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2015 .

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
7Twelve™ Balanced Portfolio	2015	9.81	8.78	19,183	9.85	8.83	0
	2014	10.19	9.81	18,629	10.20	9.85	0
	2013[6]	10.00	10.19	0	10.00	10.20	0
AB VPS Dynamic Asset Allocation	2015	10.03	9.56	2,549	10.04	9.59	0
	2014[7]	10.00	10.03	2,473	10.00	10.04	0
AB VPS Global Thematic Growth	2015	12.29	12.18	0	12.34	12.26	0
	2014	12.13	12.29	0	12.16	12.34	0
	2013	10.22	12.13	0	10.22	12.16	0
	2012[5]	10.00	10.22	0	10.00	10.22	0
AB VPS Growth and Income	2015	13.94	13.66	10,372	13.99	13.74	0
	2014	13.20	13.94	6,530	13.23	13.99	0
	2013	10.15	13.20	10,452	10.15	13.23	0
	2012[5]	10.00	10.15	0	10.00	10.15	0
AB VPS Small/Mid Cap Value	2015	14.28	13.01	2,472	14.34	13.09	0
	2014	13.57	14.28	2,972	13.59	14.34	0
	2013	10.20	13.57	5,379	10.20	13.59	0
	2012[5]	10.00	10.20	0	10.00	10.20	0
Adaptive Allocation Portfolio	2015	9.76	8.88	1,942	9.80	8.93	0
	2014	10.24	9.76	0	10.26	9.80	0
	2013	10.04	10.24	0	10.04	10.26	0
	2012[5]	10.00	10.04	0	10.00	10.04	0
Alger Capital Appreciation	2015	14.65	14.99	9,173	14.76	15.13	0
	2014	13.36	14.65	4,401	13.44	14.76	0
	2013	10.26	13.36	10,783	10.30	13.44	0
	2012	9.01	10.26	0	9.02	10.30	0
	2011[3]	10.00	9.01	0	10.00	9.02	0
Alger Large Cap Growth	2015	13.43	13.15	12,531	13.53	13.28	0
	2014	12.57	13.43	1,892	12.64	13.53	0
	2013	9.67	12.57	0	9.71	12.64	0
	2012	9.15	9.67	0	9.17	9.71	0
	2011[3]	10.00	9.15	0	10.00	9.17	0
ALPS/Alerian Energy Infrastructure	2015	11.50	6.89	5,870	11.54	6.93	0
	2014	10.64	11.50	6,569	10.65	11.54	0
	2013[6]	10.00	10.64	5,764	10.00	10.65	0
American Century VP Income & Growth	2015	14.79	13.44	36,611	14.90	13.57	0
	2014	13.63	14.79	19,859	13.71	14.90	0
	2013	10.41	13.63	0	10.45	13.71	0
	2012	9.42	10.41	6,528	9.43	10.45	0
	2011[3]	10.00	9.42	0	10.00	9.43	0
American Century VP Inflation Protection	2015	8.79	8.29	5,643	8.83	8.34	0
	2014	8.81	8.79	2,865	8.83	8.83	0
	2013	9.97	8.81	2,780	9.97	8.83	0
	2012[5]	10.00	9.97	0	10.00	9.97	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
American Century VP International	2015	10.28	9.98	18,177	10.36	10.08	0
	2014	11.28	10.28	12,898	11.34	10.36	0
	2013	9.55	11.28	13,525	9.59	11.34	0
	2012	8.17	9.55	1,063	8.18	9.59	0
	2011[3]	10.00	8.17	0	10.00	8.18	0
American Century VP Mid Cap Value	2015	14.51	13.80	12,460	14.62	13.93	0
	2014	12.92	14.51	14,478	13.00	14.62	4,263
	2013	10.30	12.92	12,292	10.33	13.00	0
	2012	9.17	10.30	4,563	9.19	10.33	0
	2011[3]	10.00	9.17	0	10.00	9.19	0
American Century VP Value	2015	14.29	13.25	21,861	14.40	13.37	0
	2014	13.10	14.29	21,794	13.17	14.40	0
	2013	10.31	13.10	16,955	10.35	13.17	4,099
	2012	9.32	10.31	942	9.33	10.35	3,948
	2011[3]	10.00	9.32	519	10.00	9.33	2,150
American Funds IS® Asset Allocation	2015	10.18	9.95	0	10.20	9.98	0
	2014[7]	10.00	10.18	0	10.00	10.20	0
American Funds IS® Blue Chip Income and Growth	2015	10.84	10.13	123,166	10.85	10.17	6,310
	2014[7]	10.00	10.84	3,516	10.00	10.85	0
American Funds IS® Global Bond	2015	9.49	8.78	910	9.51	8.81	0
	2014[7]	10.00	9.49	1,678	10.00	9.51	0
American Funds IS® Global Growth	2015	10.16	10.47	119	10.17	10.50	0
	2014[7]	10.00	10.16	0	10.00	10.17	0
American Funds IS® Global Growth and Income	2015	10.04	9.54	549	10.05	9.57	0
	2014[6]	10.00	10.04	0	10.00	10.05	0
American Funds IS® Global Small Capitalization	2015	9.91	9.58	0	9.93	9.61	0
	2014[7]	10.00	9.91	0	10.00	9.93	0
American Funds IS® Growth	2015	10.62	10.93	5,630	10.63	10.97	0
	2014[7]	10.00	10.62	22	10.00	10.63	0
American Funds IS® Growth-Income	2015	10.61	10.38	917	10.63	10.41	0
	2014[7]	10.00	10.61	0	10.00	10.63	0
American Funds IS® International	2015	9.42	8.67	9,525	9.44	8.70	0
	2014[7]	10.00	9.42	0	10.00	9.44	0
American Funds IS® International Growth and Income	2015	9.15	8.32	13,866	9.16	8.35	0
	2014[7]	10.00	9.15	0	10.00	9.16	0
American Funds IS® Mortgage	2015	9.98	9.79	1,938	9.99	9.83	0
	2014[7]	10.00	9.98	0	10.00	9.99	0
American Funds IS® New World	2015	9.04	8.44	19,955	9.06	8.47	0
	2014[7]	10.00	9.04	5,434	10.00	9.06	0
American Funds IS® U.S. Government/ AAA‑Rated Securities	2015	9.96	9.75	16,953	9.97	9.78	0
	2014[7]	10.00	9.96	2,038	10.00	9.97	0
BlackRock Basic Value V.I.	2015	13.68	12.40	0	13.78	12.52	0
	2014	12.92	13.68	12,138	12.99	13.78	0
	2013	9.71	12.92	15,349	9.75	12.99	0
	2012	8.84	9.71	0	8.85	9.75	0
	2011[3]	10.00	8.84	0	10.00	8.85	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
BlackRock Capital Appreciation V.I.	2015	12.56	12.93	0	12.65	13.05	0
	2014	11.97	12.56	6,978	12.04	12.65	0
	2013	9.29	11.97	0	9.32	12.04	0
	2012	8.47	9.29	0	8.48	9.32	0
	2011[3]	10.00	8.47	0	10.00	8.48	0
BlackRock Equity Dividend V.I.	2015	13.04	12.49	17,585	13.14	12.61	0
	2014	12.38	13.04	21,943	12.44	13.14	0
	2013	10.32	12.38	28,026	10.36	12.44	0
	2012	9.55	10.32	20,662	9.56	10.36	0
	2011[3]	10.00	9.55	5,810	10.00	9.56	0
BlackRock Global Allocation V.I.	2015	10.45	9.99	28,010	10.53	10.09	0
	2014	10.61	10.45	20,101	10.67	10.53	0
	2013	9.60	10.61	22,404	9.63	10.67	0
	2012	9.04	9.60	7,906	9.05	9.63	0
	2011[3]	10.00	9.04	0	10.00	9.05	0
BlackRock Global Opportunities V.I.	2015	10.54	10.23	706	10.62	10.32	0
	2014	11.41	10.54	1,123	11.47	10.62	0
	2013	9.12	11.41	2,908	9.15	11.47	0
	2012	8.26	9.12	1,800	8.27	9.15	0
	2011[3]	10.00	8.26	0	10.00	8.27	0
BlackRock High Yield V.I.	2015	10.45	9.71	15,353	10.49	9.77	0
	2014	10.55	10.45	12,947	10.57	10.49	0
	2013	10.02	10.55	90,486	10.02	10.57	0
	2012[5]	10.00	10.02	0	10.00	10.02	0
BlackRock Large Cap Core V.I.	2015	13.72	13.29	3,564	13.83	13.42	0
	2014	12.67	13.72	0	12.74	13.83	0
	2013	9.85	12.67	0	9.88	12.74	0
	2012	9.07	9.85	0	9.08	9.88	0
	2011[3]	10.00	9.07	0	10.00	9.08	0
BlackRock Large Cap Growth V.I.	2015	9.07	14.10	2,021	9.08	14.24	0
	2014	12.93	14.24	1,961	13.00	14.35	0
	2013	10.02	12.93	1,903	10.06	13.00	0
	2012	9.04	10.02	0	9.05	10.06	0
	2011[3]	10.00	9.04	0	10.00	9.05	0
Deutsche Capital Growth VIP	2015	13.95	14.60	6,367	14.06	14.74	0
	2014	12.81	13.95	6,583	12.89	14.06	0
	2013	9.88	12.81	0	9.92	12.89	0
	2012	8.85	9.88	0	8.86	9.92	0
	2011[3]	10.00	8.85	0	10.00	8.86	0
Deutsche Core Equity VIP [4]	2015	14.20	14.40	9,647	14.31	14.53	0
	2014	13.18	14.20	1,462	13.26	14.31	0
	2013	9.95	13.18	0	9.99	13.26	0
	2012	8.93	9.95	0	8.94	9.99	0
	2011[3]	10.00	8.93	0	10.00	8.94	0
Deutsche Global Growth VIP	2015	10.17	9.67	0	10.25	9.76	0
	2014	10.55	10.17	0	10.61	10.25	0
	2013	8.98	10.55	0	9.01	10.61	0
	2012	7.87	8.98	0	7.88	9.01	0
	2011[3]	10.00	7.87	0	10.00	7.88	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Deutsche Global Small Cap VIP	2015	11.38	11.09	464	11.47	11.20	0
	2014	12.31	11.38	1,555	12.38	11.47	0
	2013	9.39	12.31	461	9.43	12.38	0
	2012	8.46	9.39	200	8.47	9.43	0
	2011[3]	10.00	8.46	0	10.00	8.47	0
Deutsche Government & Agency Securities VIP	2015	9.69	9.33	4,583	9.76	9.42	0
	2014	9.56	9.69	7,489	9.61	9.76	0
	2013	10.23	9.56	4,314	10.26	9.61	0
	2012	10.33	10.23	10,878	10.35	10.26	0
	2011[3]	10.00	10.33	2,500	10.00	10.35	0
Deutsche High Income VIP	2015	10.16	9.33	0	10.20	9.39	0
	2014	10.39	10.16	0	10.42	10.20	0
	2013	10.01	10.39	2,942	10.01	10.42	0
	2012[5]	10.00	10.01	0	10.00	10.01	0
Deutsche Large Cap Value VIP	2015	13.05	11.70	0	13.15	11.82	0
	2014	12.24	13.05	0	12.31	13.15	0
	2013	9.71	12.24	3,760	9.74	12.31	0
	2012	9.18	9.71	0	9.20	9.74	0
	2011[3]	10.00	9.18	0	10.00	9.20	0
Deutsche Small Mid Cap Value VIP	2015	12.14	11.46	0	12.23	11.57	0
	2014	11.95	12.14	0	12.02	12.23	0
	2013	9.19	11.95	7,018	9.22	12.02	4,624
	2012	8.39	9.19	0	8.40	9.22	6,714
	2011[3]	10.00	8.39	0	10.00	8.40	8,126
Dimensional VA Global Bond Portfolio	2015	9.49	9.27	63,606	9.53	9.33	0
	2014	9.59	9.49	30,880	9.61	9.53	0
	2013	10.00	9.59	6,080	10.00	9.61	0
	2012[5]	10.00	10.00	0	10.00	10.00	0
Dimensional VA International Small Portfolio	2015	11.21	11.41	55,124	11.25	11.48	3,705
	2014	12.36	11.21	22,534	12.38	11.25	2,792
	2013	10.11	12.36	2,116	10.11	12.38	0
	2012[5]	10.00	10.11	0	10.00	10.11	0
Dimensional VA International Value Portfolio	2015	10.61	9.50	79,458	10.65	9.55	6,870
	2014	11.88	10.61	39,428	11.90	10.65	4,842
	2013	10.15	11.88	13,705	10.15	11.90	0
	2012[5]	10.00	10.15	0	10.00	10.15	0
Dimensional VA Short-Term Fixed Portfolio	2015	9.29	8.97	62,041	9.33	9.02	0
	2014	9.65	9.29	29,271	9.67	9.33	0
	2013	10.00	9.65	53,813	10.00	9.67	0
	2012[5]	10.00	10.00	0	10.00	10.00	0
Dimensional VA U.S. Large Value Portfolio	2015	14.50	13.48	87,340	14.56	13.56	0
	2014	13.81	14.50	42,755	13.84	14.56	0
	2013	10.20	13.81	6,744	10.20	13.84	0
	2012[5]	10.00	10.20	0	10.00	10.20	0
Dimensional VA U.S. Targeted Value Portfolio	2015	14.18	12.93	52,407	14.24	13.01	3,174
	2014	14.21	14.18	29,333	14.24	14.24	0
	2013	10.21	14.21	3,346	10.21	14.24	0
	2012[5]	10.00	10.21	0	10.00	10.21	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Dreyfus IP Small Cap Stock Index	2015	14.08	13.28	14,547	14.13	13.36	0
	2014	13.86	14.08	4,893	13.89	14.13	0
	2013	10.20	13.86	3,062	10.20	13.89	0
	2012[5]	10.00	10.20	0	10.00	10.20	0
Dreyfus IP Technology Growth	2015	13.41	13.72	444	13.46	13.80	0
	2014	13.02	13.41	328	13.05	13.46	0
	2013	10.17	13.02	282	10.17	13.05	0
	2012[5]	10.00	10.17	0	10.00	10.17	0
Dreyfus Stock Index	2015	14.14	13.78	4,243	14.20	13.86	0
	2014	12.94	14.14	7,230	12.97	14.20	0
	2013	10.17	12.94	0	10.17	12.97	0
	2012[5]	10.00	10.17	0	10.00	10.17	0
Dreyfus VIF Appreciation	2015	12.35	11.61	5,587	12.40	11.68	0
	2014	11.85	12.35	0	11.88	12.40	0
	2013	10.16	11.85	0	10.16	11.88	0
	2012[5]	10.00	10.16	0	10.00	10.16	0
Dreyfus VIF International Value	2015	6.81	6.38	3,451	6.92	6.50	0
	2014	7.80	6.81	3,369	7.91	6.92	0
	2013	6.58	7.80	1,832	6.66	7.91	0
	2012	6.06	6.58	420	6.12	6.66	0
	2011	7.72	6.06	426	7.78	6.12	0
	2010	7.66	7.72	399	7.71	7.78	0
	2009	6.07	7.66	2,060	6.10	7.71	615
	2008	10.05	6.07	1,500	10.07	6.10	0
	2007[1]	10.00	10.05	2,220	10.00	10.07	196
Eaton Vance VT Floating-Rate Income	2015	9.77	9.35	14,472	9.78	9.38	0
	2014[7]	10.00	9.77	1,935	10.00	9.78	0
Eaton Vance VT Large-Cap Value	2015	10.46	9.98	3,176	10.47	10.01	0
	2014[7]	10.00	10.46	0	10.00	10.47	0
Federated Fund for U.S. Government Securities II	2015	10.38	10.08	35,975	10.54	10.26	0
	2014	10.27	10.38	3,354	10.41	10.54	0
	2013	10.85	10.27	0	10.98	10.41	0
	2012	10.91	10.85	0	11.02	10.98	0
	2011	10.67	10.91	0	10.76	11.02	0
	2010	10.51	10.67	4,525	10.57	10.76	6,761
	2009	10.34	10.51	21,199	10.38	10.57	6,603
	2008	10.26	10.34	16,426	10.28	10.38	194
	2007[1]	10.00	10.26	351	10.00	10.28	352
Federated High Income Bond II	2015	13.16	12.37	1,806	13.38	12.59	0
	2014	13.30	13.16	2,896	13.49	13.38	1,786
	2013	12.90	13.30	23,986	13.06	13.49	1,741
	2012	11.68	12.90	3,337	11.80	13.06	8,538
	2011	11.53	11.68	3,996	11.62	11.80	12,573
	2010	10.43	11.53	6,200	10.49	11.62	24,706
	2009	7.08	10.43	7,918	7.11	10.49	18,651
	2008	9.92	7.08	6,540	9.94	7.11	8,081
	2007[1]	10.00	9.92	3,878	10.00	9.94	4,668

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Fidelity® VIP Balanced	2015	12.10	11.73	105,035	12.19	11.84	0
	2014	11.38	12.10	98,936	11.44	12.19	0
	2013	9.88	11.38	45,680	9.91	11.44	0
	2012	8.90	9.88	29,255	8.92	9.91	0
	2011[3]	10.00	8.90	0	10.00	8.92	0
Fidelity® VIP Contrafund®	2015	13.13	12.74	72,639	13.34	12.97	0
	2014	12.17	13.13	59,878	12.34	13.34	2,078
	2013	9.62	12.17	71,479	9.74	12.34	1,433
	2012	8.58	9.62	17,793	8.66	9.74	2,299
	2011	9.13	8.58	15,916	9.20	8.66	8,472
	2010	8.08	9.13	6,527	8.13	9.20	10,330
	2009	6.18	8.08	9,482	6.20	8.13	11,230
	2008	11.15	6.18	17,755	11.88	6.20	12,067
	2007[1]	10.00	11.15	9,440	10.00	11.88	5,522
Fidelity® VIP Disciplined Small Cap	2015	13.68	12.93	3,823	13.78	13.05	0
	2014	13.49	13.68	1,839	13.57	13.78	0
	2013	10.12	13.49	482	10.16	13.57	0
	2012	8.84	10.12	0	8.85	10.16	0
	2011[3]	10.00	8.84	510	10.00	8.85	0
Fidelity® VIP Emerging Markets	2015	9.88	8.56	26,578	9.92	8.61	0
	2014	10.11	9.88	5,001	10.13	9.92	0
	2013	10.09	10.11	26,868	10.09	10.13	0
	2012[5]	10.00	10.09	0	10.00	10.09	0
Fidelity® VIP Growth & Income	2015	14.69	13.83	10,363	14.80	13.96	0
	2014	13.79	14.69	15,115	13.87	14.80	0
	2013	10.71	13.79	4,760	10.75	13.87	0
	2012	9.38	10.71	6,121	9.39	10.75	0
	2011[3]	10.00	9.38	0	10.00	9.39	0
Fidelity® VIP Growth Opportunities	2015	13.64	13.89	14,919	13.86	14.14	4,877
	2014	12.61	13.64	21,749	12.79	13.86	6,007
	2013	9.49	12.61	23,561	9.61	12.79	0
	2012	8.24	9.49	6,665	8.32	9.61	3,424
	2011	8.36	8.24	0	8.43	8.32	4,054
	2010	7.01	8.36	0	7.05	8.43	5,740
	2009	4.99	7.01	965	5.01	7.05	0
	2008	11.50	4.99	0	11.53	5.01	0
	2007[1]	10.00	11.50	1,010	10.00	11.53	463
Fidelity® VIP High Income	2015	9.95	9.24	2,690	9.99	9.30	0
	2014	10.211	9.95	4,925	10.23	9.99	0
	2013	10.00	10.21	70,199	10.00	10.23	0
	2012[5]	10.00	10.00	0	10.00	10.00	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Fidelity® VIP Index 500	2015	12.67	12.37	102,940	12.87	12.59	2,979
	2014	11.57	12.67	100,999	11.74	12.87	5,133
	2013	9.08	11.57	289,639	9.19	11.74	7,082
	2012	8.13	9.08	19,092	8.21	9.19	11,643
	2011	8.27	8.13	7,037	8.33	8.21	13,230
	2010	7.46	8.27	5,441	7.50	8.33	6,443
	2009	6.11	7.46	6,163	6.14	7.50	3,921
	2008	10.07	6.11	3,159	10.09	6.14	387
	2007[1]	10.00	10.07	1,123	10.00	10.09	394
Fidelity® VIP Investment‑Grade Bond	2015	11.07	10.60	67,542	11.25	10.79	7,700
	2014	10.85	11.07	50,550	11.00	11.25	12,777
	2013	11.47	10.85	27,900	11.60	11.00	13,844
	2012	11.24	11.47	22,498	11.35	11.60	13,441
	2011	10.87	11.24	15,062	10.96	11.35	15,306
	2010	10.46	10.87	16,532	10.52	10.96	10,918
	2009	9.38	10.46	24,316	9.42	10.52	10,372
	2008	10.06	9.38	7,921	10.08	9.42	5,974
	2007[1]	10.00	10.06	2,872	10.00	10.08	3,001
Fidelity® VIP Mid Cap	2015	12.31	11.70	45,984	12.41	11.81	0
	2014	12.02	12.31	43,460	12.09	12.41	0
	2013	9.16	12.02	49,071	9.19	12.09	0
	2012	8.27	9.16	3,201	8.29	9.19	0
	2011[3]	10.00	8.27	115	10.00	8.29	0
Fidelity® VIP Overseas	2015	10.04	10.02	8,154	10.12	10.12	0
	2014	11.34	10.04	5,379	11.40	10.12	0
	2013	9.02	11.34	1,074	9.05	11.40	0
	2012	7.75	9.02	0	7.76	9.05	0
	2011[3]	10.00	7.75	0	10.00	7.76	0
Fidelity® VIP Real Estate	2015	13.68	13.67	40,695	13.78	13.80	0
	2014	10.91	13.68	41,484	10.97	13.78	0
	2013	11.11	10.91	16,418	11.15	10.97	0
	2012	9.72	11.11	12,194	9.74	11.15	0
	2011[3]	10.00	9.72	517	10.00	9.74	0
Fidelity® VIP Strategic Income	2015	10.20	9.66	8,817	10.28	9.75	0
	2014	10.21	10.20	7,978	10.27	10.28	0
	2013	10.57	10.21	6,488	10.61	10.27	0
	2012	9.92	10.57	25,009	9.94	10.61	0
	2011[3]	10.00	9.92	0	10.00	9.94	0
FormulaFolios US Equity Portfolio	2015[9]	10.00	9.95	0	10.00	9.95	0
Franklin Flex Cap Growth VIP Fund	2015	12.56	12.67	0	12.66	12.79	0
	2014	12.25	12.56	4,978	12.32	12.66	0
	2013	9.23	12.25	0	9.26	12.32	0
	2012	8.74	9.23	0	8.75	9.26	0
	2011[3]	10.00	8.74	0	10.00	8.75	0
Franklin Growth and Income VIP Fund	2015	13.64	13.06	1,910	13.74	13.18	0
	2014	12.93	13.64	1,854	13.01	13.74	0
	2013	10.33	12.93	1,799	10.37	13.01	0
	2012	9.53	10.33	8,119	9.54	10.37	0
	2011[3]	10.00	9.53	0	10.00	9.54	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Franklin High Income VIP Fund	2015	10.98	9.64	13,475	11.07	9.74	0
	2014	11.37	10.98	31,663	11.44	11.07	0
	2013	10.92	11.37	741,988	10.96	11.44	0
	2012	9.78	10.92	20,900	9.80	10.96	2,152
	2011[3]	10.00	9.78	1,209	10.00	9.80	3,671
Franklin Income VIP Fund	2015	11.44	10.27	64,851	11.52	10.37	0
	2014	11.32	11.44	209,620	11.38	11.52	0
	2013	10.28	11.32	57,983	10.32	11.38	0
	2012	9.45	10.28	8,582	9.46	10.32	0
	2011[3]	10.00	9.45	0	10.00	9.46	0
Franklin Large Cap Growth VIP Fund	2015	13.48	13.75	0	13.58	13.89	0
	2014	12.41	13.48	2,102	12.47	13.58	0
	2013	9.98	12.41	0	10.02	12.47	0
	2012	9.20	9.98	0	9.21	10.02	0
	2011[3]	10.00	9.20	0	10.00	9.21	0
Franklin Mutual Global Discovery VIP Fund	2015	12.50	11.63	27,531	12.59	11.74	0
	2014	12.24	12.50	28,245	12.31	12.59	0
	2013	9.93	12.24	14,468	9.96	12.31	0
	2012	9.06	9.93	0	9.08	9.96	0
	2011[3]	10.00	9.06	0	10.00	9.08	0
Franklin Mutual Shares VIP Fund	2015	12.90	11.85	0	13.00	11.96	0
	2014	12.47	12.90	3,092	12.54	13.00	0
	2013	10.06	12.47	2,441	10.10	12.54	0
	2012	9.12	10.06	0	9.13	10.10	0
	2011[3]	10.00	9.12	0	10.00	9.13	0
Franklin Rising Dividends VIP Fund	2015	14.05	13.07	27,298	14.15	13.20	0
	2014	13.37	14.05	28,673	13.45	14.15	0
	2013	10.67	13.37	68,266	10.71	13.45	0
	2012	9.87	10.67	10,985	9.88	10.71	0
	2011[3]	10.00	9.87	0	10.00	9.88	0
Franklin Small Cap Value VIP Fund	2015	12.78	11.44	8,331	12.88	11.55	0
	2014	13.16	12.78	8,007	13.23	12.88	0
	2013	10.00	13.16	3,883	10.03	13.23	0
	2012	8.74	10.00	13,972	8.75	10.03	2,568
	2011[3]	10.00	8.74	0	10.00	8.75	0
Franklin Small-Mid Cap Growth VIP Fund	2015	24.23	22.78	2,733	24.53	23.11	0
	2014	23.33	24.23	3,708	23.57	24.53	307
	2013	17.48	23.33	5,065	17.62	23.57	2,398
	2012	16.32	17.48	434	16.42	17.62	5,554
	2011	17.75	16.32	2,332	17.83	16.42	5,063
	2010	14.40	17.75	737	14.43	17.83	110
	2009	10.38	14.40	600	10.38	14.43	0
	2008[2]	10.00	10.38	0	10.00	10.38	0
Franklin Strategic Income VIP Fund	2015	10.41	9.66	18,735	10.49	9.76	0
	2014	10.58	10.41	16,865	10.63	10.49	0
	2013	10.60	10.58	13,357	10.63	10.63	0
	2012	9.73	10.60	39,622	9.74	10.63	1,082
	2011[3]	10.00	9.73	0	10.00	9.74	1,036

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Franklin U.S. Government Securities VIP Fund	2015	9.53	9.25	8,275	9.60	9.34	0
	2014	9.54	9.53	14,258	9.60	9.60	0
	2013	10.11	9.54	8,441	10.14	9.60	0
	2012	10.27	10.11	554	10.28	10.14	0
	2011[3]	10.00	10.27	6,095	10.00	10.28	0
Goldman Sachs VIT Growth Opportunities	2015	13.87	12.70	3,878	13.98	12.83	0
	2014	12.92	13.87	5,417	13.00	13.98	0
	2013	10.12	12.92	3,579	10.16	13.00	0
	2012	8.77	10.12	3,381	8.78	10.16	0
	2011[3]	10.00	8.77	0	10.00	8.78	0
Goldman Sachs VIT High Quality Floating Rate	2015	9.64	9.27	17,685	9.71	9.36	0
	2014	9.99	9.64	33,203	10.04	9.71	0
	2013	10.30	9.99	28,993	10.33	10.04	0
	2012	10.37	10.30	11,400	10.39	10.33	0
	2011[3]	10.00	10.37	0	10.00	10.39	0
Goldman Sachs VIT Large Cap Value	2015	13.75	12.68	11,032	13.86	12.80	0
	2014	12.64	13.75	7,606	12.71	13.86	0
	2013	9.84	12.64	1,527	9.88	12.71	0
	2012	8.58	9.84	0	8.59	9.88	3,211
	2011[3]	10.00	8.58	1,047	10.00	8.59	0
Goldman Sachs VIT Mid Cap Value	2015	13.69	11.97	32,245	13.80	12.08	4,280
	2014	12.51	13.69	43,021	12.58	13.80	0
	2013	9.77	12.51	7,841	9.80	12.58	0
	2012	8.56	9.77	1,084	8.57	9.80	0
	2011[3]	10.00	8.56	0	10.00	8.57	0
Goldman Sachs VIT Small Cap Equity Insights	2015	13.17	12.40	0	13.27	12.52	0
	2014	12.78	13.17	0	12.85	13.27	0
	2013	9.77	12.78	0	9.80	12.85	0
	2012	8.99	9.77	0	9.00	9.80	0
	2011[3]	10.00	8.99	0	10.00	9.00	0
Goldman Sachs VIT Strategic Growth	2015	14.93	14.88	8,209	15.05	15.02	0
	2014	13.63	14.93	10,608	13.71	15.05	0
	2013	10.69	13.63	7,231	10.73	13.71	0
	2012	9.25	10.69	0	9.26	10.73	0
	2011[3]	10.00	9.25	0	10.00	9.26	0
Goldman Sachs VIT Strategic International Equity	2015	9.93	9.67	2,267	10.01	9.76	0
	2014	11.14	9.93	11,753	11.20	10.01	0
	2013	9.32	11.14	17,559	9.35	11.20	0
	2012	7.98	9.32	1,993	7.99	9.35	0
	2011[3]	10.00	7.98	0	10.00	7.99	0
Guggenheim VIF All Cap Value	2015	21.00	19.34	16	21.26	19.62	0
	2014	20.20	21.00	8	20.41	21.26	0
	2013	15.70	20.20	0	15.83	20.41	0
	2012	14.07	15.70	0	14.16	15.83	0
	2011	15.22	14.07	0	15.29	14.16	0
	2010	13.51	15.22	0	13.54	15.29	0
	2009	10.52	13.51	0	10.52	13.54	0
	2008[2]	10.00	10.52	0	10.00	10.52	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF CLS AdvisorOne Global Diversified Equity	2015	10.48	9.50	54,150	10.65	9.68	53,763
	2014	10.48	10.48	55,622	10.63	10.65	55,146
	2013	8.79	10.48	58,695	8.89	10.63	79,248
	2012	8.00	8.79	50,385	8.08	8.89	84,153
	2011	8.93	8.00	51,385	9.00	8.08	117,009
	2010	8.03	8.93	55,668	8.08	9.00	123,454
	2009	5.96	8.03	54,683	5.99	8.08	127,536
	2008	10.84	5.96	74,534	10.86	5.99	142,121
	2007[1]	10.00	10.84	38,105	10.00	10.86	76,761
Guggenheim VIF CLS AdvisorOne Global Growth	2015	10.22	9.48	15,370	10.39	9.65	13,160
	2014	10.29	10.22	15,118	10.44	10.39	13,646
	2013	8.97	10.29	15,055	9.08	10.44	21,050
	2012	8.26	8.97	19,666	8.35	9.08	21,842
	2011	8.93	8.26	20,889	9.00	8.35	29,224
	2010	8.12	8.93	20,005	8.17	9.00	27,048
	2009	6.90	8.12	17,783	6.22	8.17	22,105
	2008	11.08	6.90	15,433	11.10	6.22	24,181
	2007[1]	10.00	11.08	6,953	10.00	11.10	11,717
Guggenheim VIF CLS AdvisorOne Growth and Income	2015	9.45	8.75	96,849	9.60	8.91	33,220
	2014	9.61	9.45	68,331	9.75	9.60	32,966
	2013	9.03	9.61	25,449	9.14	9.75	49,118
	2012	8.44	9.03	25,525	8.52	9.14	65,433
	2011	8.76	8.44	31,471	8.83	8.52	42,857
	2010	8.17	8.76	32,578	8.22	8.83	50,400
	2009	6.19	8.17	25,696	6.92	8.22	39,373
	2008	10.21	6.19	21,771	10.23	6.92	18,737
	2007[1]	10.00	10.21	10,262	10.00	10.23	4,328
Guggenheim VIF Floating Rate Strategies	2015	9.91	9.64	54,086	9.94	9.69	1,024
	2014	10.02	9.91	51,639	10.03	9.94	3,563
	2013[6]	10.00	10.02	61,886	10.00	10.03	0
Guggenheim VIF Global Managed Futures Strategy	2015	6.72	6.39	14,599	6.81	6.49	1,743
	2014	6.21	6.72	7,684	6.27	6.81	1,704
	2013	6.26	6.21	4,132	6.32	6.27	0
	2012	7.30	6.26	5,047	7.35	6.32	0
	2011	8.27	7.30	735	8.31	7.35	0
	2010	8.88	8.27	813	8.90	8.31	2,055
	2009	9.57	8.88	1,360	9.57	8.90	2,097
	2008[2]	10.00	9.57	1,723	10.00	9.57	267
Guggenheim VIF High Yield	2015	10.70	9.93	31,468	10.78	10.02	0
	2014	10.80	10.70	26,007	10.86	10.78	0
	2013	10.41	10.80	66,380	10.45	10.86	0
	2012	9.38	10.41	42,378	9.40	10.45	427
	2011[3]	10.00	9.38	46,022	10.00	9.40	414

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF Large Cap Value	2015	19.72	18.08	961	19.96	18.34	0
	2014	18.64	19.72	32	18.83	19.96	0
	2013	14.62	18.64	0	14.74	18.83	0
	2012	13.09	14.62	0	13.18	14.74	2,150
	2011	14.10	13.09	0	14.16	13.18	0
	2010	12.56	14.10	1,375	12.59	14.16	0
	2009	10.28	12.56	0	10.28	12.59	0
	2008[2]	10.00	10.28	0	10.00	10.28	0
Guggenheim VIF Long Short Equity	2015	9.13	8.93	42,111	9.28	9.10	867
	2014	9.20	9.13	33,959	9.33	9.28	0
	2013	8.10	9.20	16,992	8.20	9.33	0
	2012	8.03	8.10	744	8.11	8.20	0
	2011	8.90	8.03	622	8.97	8.11	0
	2010	8.28	8.90	272	8.33	8.97	0
	2009	6.74	8.28	110	6.76	8.33	0
	2008	11.76	6.74	489	11.78	6.76	0
	2007[1]	10.00	11.76	165	10.00	11.78	0
Guggenheim VIF Macro Opportunities	2015	10.04	9.67	144,720	10.07	9.72	0
	2014	9.87	10.04	31,105	9.88	10.07	0
	2013[6]	10.00	9.87	4,514	10.00	9.88	0
Guggenheim VIF Managed Asset Allocation	2015	11.77	11.39	0	11.86	11.49	0
	2014	11.42	11.77	0	11.48	11.86	0
	2013	10.34	11.42	0	10.38	11.48	0
	2012	9.45	10.34	0	9.46	10.38	0
	2011[3]	10.00	9.45	0	10.00	9.46	0
Guggenheim VIF Mid Cap Value	2015	22.29	20.07	1,666	22.56	20.36	0
	2014	22.86	22.29	2,164	23.10	22.56	0
	2013	17.75	22.86	992	17.90	23.10	0
	2012	15.69	17.75	462	15.79	17.90	0
	2011	17.55	15.69	212	17.63	15.79	55
	2010	15.42	17.55	64	15.46	17.63	0
	2009	11.09	15.42	0	11.09	15.46	0
	2008[2]	10.00	11.09	0	10.00	11.09	0
Guggenheim VIF Multi‑Hedge Strategies	2015	7.40	7.28	19,857	7.52	7.41	0
	2014	7.32	7.40	8,815	7.42	7.52	848
	2013	7.45	7.32	7,067	7.54	7.42	826
	2012	7.55	7.45	11,432	7.62	7.54	805
	2011	7.56	7.55	1,171	7.62	7.62	0
	2010	7.37	7.56	2,444	7.41	7.62	6,159
	2009	7.88	7.37	4,160	7.91	7.41	5,890
	2008	10.04	7.88	1,910	10.06	7.91	1,766
	2007[1]	10.00	10.04	0	10.00	10.06	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF Small Cap Value	2015	15.19	13.70	3,131	15.44	13.95	0
	2014	15.94	15.19	4,435	16.17	15.44	0
	2013	12.07	15.94	4,853	12.21	16.17	0
	2012	10.45	12.07	2,501	10.55	12.21	1,088
	2011	11.34	10.45	3,997	11.43	10.55	4,418
	2010	9.63	11.34	905	9.69	11.43	4,596
	2009	6.39	9.63	1,206	6.42	9.69	2,588
	2008	10.77	6.39	1,312	10.79	6.42	542
	2007[1]	10.00	10.77	835	10.00	10.79	358
Guggenheim VIF StylePlus Large Core	2015	14.12	13.84	1,611	14.18	13.93	0
	2014	12.65	14.12	1,013	12.68	14.18	0
	2013	10.16	12.65	0	10.17	12.68	0
	2012[5]	10.00	10.16	0	10.00	10.17	0
Guggenheim VIF StylePlus Large Growth	2015	12.84	13.09	165	12.94	13.21	0
	2014	11.53	12.84	1,749	11.60	12.94	0
	2013	9.31	11.53	0	9.34	11.60	7,165
	2012	8.70	9.31	0	8.72	9.34	7,466
	2011[3]	10.00	8.70	0	10.00	8.72	5,523
Guggenheim VIF StylePlus Mid Growth	2015	24.92	24.06	0	25.23	24.40	0
	2014	22.82	24.92	2,648	23.05	25.23	0
	2013	18.09	22.82	2,473	18.25	23.05	0
	2012	16.18	18.09	0	16.28	18.25	0
	2011	17.50	16.18	0	17.58	16.28	0
	2010	14.59	17.50	0	14.62	17.58	0
	2009	10.49	14.59	454	10.49	14.62	0
	2008[2]	10.00	10.49	0	10.00	10.49	0
Guggenheim VIF StylePlus Small Growth	2015	14.62	13.94	2,128	14.68	14.03	0
	2014	13.91	14.62	584	13.94	14.68	0
	2013	10.19	13.91	0	10.19	13.94	0
	2012[5]	10.00	10.19	0	10.00	10.19	0
Guggenheim VIF Total Return Bond	2015	10.26	10.02	181,121	10.30	10.08	0
	2014	9.82	10.26	111,501	9.84	10.30	0
	2013	9.99	9.82	0	9.99	9.84	0
	2012[5]	10.00	9.99	0	10.00	9.99	0
Guggenheim VIF World Equity Income	2015	8.65	8.30	9,669	8.79	8.45	0
	2014	8.52	8.65	8,613	8.64	8.79	0
	2013	7.40	8.52	266,478	7.49	8.64	5,929
	2012	6.57	7.40	149,397	6.63	7.49	3,000
	2011	8.07	6.57	115	8.14	6.63	3,536
	2010	7.22	8.07	2,899	7.27	8.14	5,281
	2009	6.25	7.22	1,784	6.27	7.27	6,013
	2008	10.49	6.25	3,650	10.51	6.27	7,030
	2007[1]	10.00	10.49	3,419	10.00	10.51	4,520
Invesco V.I. American Franchise	2015	13.20	13.36	0	13.30	13.49	0
	2014	12.63	13.20	0	12.70	13.30	0
	2013	9.35	12.63	0	7.58	12.70	0
	2012	8.54	9.35	0	8.55	7.58	0
	2011[3]	10.00	8.54	0	10.00	8.55	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. American Value	2015	13.95	12.21	34,315	14.05	12.33	0
	2014	13.19	13.95	35,639	13.26	14.05	0
	2013	10.19	13.19	3,313	10.23	13.26	0
	2012	9.01	10.19	8,388	9.02	10.23	1,552
	2011[3]	10.00	9.01	0	10.00	9.02	0
Invesco V.I. Balanced-Risk Allocation	2015	10.07	9.30	0	10.08	9.33	0
	2014[7]	10.00	10.07	0	10.00	10.08	0
Invesco V.I. Comstock	2015	14.20	12.87	88	14.31	12.99	0
	2014	13.47	14.20	1,497	13.55	14.31	0
	2013	10.28	13.47	3,648	10.32	13.55	0
	2012	8.95	10.28	1,190	8.96	10.32	0
	2011[3]	10.00	8.95	781	10.00	8.96	0
Invesco V.I. Core Equity	2015	12.95	11.76	700	13.05	11.87	0
	2014	12.43	12.95	0	12.50	13.05	0
	2013	9.98	12.43	0	10.01	12.50	0
	2012	9.09	9.98	0	9.11	10.01	0
	2011[3]	10.00	9.09	0	10.00	9.11	0
Invesco V.I. Equity and Income	2015	12.59	11.85	25,357	12.69	11.97	0
	2014	11.98	12.59	4,488	12.05	12.69	0
	2013	9.93	11.98	4,896	9.97	12.05	0
	2012	9.15	9.93	3,353	9.16	9.97	0
	2011[3]	10.00	9.15	0	10.00	9.16	0
Invesco V.I. Global Core Equity	2015	10.34	9.83	0	10.42	9.92	0
	2014	10.65	10.34	0	10.71	10.42	0
	2013	9.02	10.65	0	9.05	10.71	0
	2012	8.23	9.02	0	8.24	9.05	0
	2011[3]	10.00	8.23	0	10.00	8.24	0
Invesco V.I. Global Health Care	2015	16.86	16.76	15,201	16.99	16.92	0
	2014	14.62	16.86	22,797	14.70	16.99	0
	2013	10.79	14.62	21,243	10.83	14.70	1,882
	2012	9.27	10.79	2,571	9.28	10.83	2,922
	2011[3]	10.00	9.27	488	10.00	9.28	0
Invesco V.I. Global Real Estate	2015	11.94	11.33	24,398	12.03	11.44	0
	2014	10.81	11.94	29,450	10.87	12.03	0
	2013	10.92	10.81	7,341	10.96	10.87	0
	2012	8.84	10.92	5,187	8.86	10.96	3,327
	2011[3]	10.00	8.84	0	10.00	8.86	3,293
Invesco V.I. Government Securities	2015	9.75	9.42	11,558	9.82	9.51	0
	2014	9.71	9.75	32,328	9.77	9.82	0
	2013	10.35	9.71	398	10.38	9.77	0
	2012	10.48	10.35	28,981	10.50	10.38	2,699
	2011[3]	10.00	10.48	0	10.00	10.50	0
Invesco V.I. Growth and Income	2015	13.62	12.72	1,846	13.73	12.85	0
	2014	12.82	13.62	1,433	12.89	13.73	0
	2013	9.92	12.82	1,172	9.96	12.89	0
	2012	8.98	9.92	0	9.00	9.96	0
	2011[3]	10.00	8.98	0	10.00	9.00	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. High Yield	2015	10.85	10.13	1,996	10.93	10.22	0
	2014	11.05	10.85	10,309	11.11	10.93	0
	2013	10.72	11.05	7,131	10.75	11.11	0
	2012	9.48	10.72	27,406	9.50	10.75	2,360
	2011[3]	10.00	9.48	8,504	10.00	9.50	0
Invesco V.I. International Growth	2015	10.06	9.46	19,011	10.22	9.64	0
	2014	10.40	10.06	13,972	10.55	10.22	0
	2013	9.07	10.40	5,509	9.18	10.55	0
	2012	8.15	9.07	9,829	8.23	9.18	0
	2011	9.07	8.15	9,355	9.14	8.23	1,056
	2010	8.33	9.07	6,011	8.38	9.14	5,402
	2009	6.39	8.33	7,001	6.42	8.38	7,456
	2008	11.13	6.39	12,582	11.15	6.42	7,891
	2007[1]	10.00	11.13	7,753	10.00	11.15	3,849
Invesco V.I. Managed Volatility	2015	13.34	12.58	8,518	13.44	12.70	0
	2014	11.48	13.34	9,529	11.55	13.44	0
	2013	10.75	11.48	2,048	10.79	11.55	0
	2012	10.77	10.75	379	10.79	10.79	0
	2011[3]	10.00	10.77	368	10.00	10.79	0
Invesco V.I. Mid Cap Core Equity	2015	11.96	11.06	5,553	12.16	11.26	2,295
	2014	11.89	11.96	3,052	12.05	12.16	0
	2013	9.58	11.89	5,186	9.69	12.05	0
	2012	8.96	9.58	3,331	9.05	9.69	4,245
	2011	9.92	8.96	2,218	10.00	9.05	1,306
	2010	9.03	9.92	3,185	9.08	10.00	7,332
	2009	7.20	9.03	4,842	7.22	9.08	9,055
	2008	10.44	7.20	4,714	10.46	7.22	9,694
	2007[1]	10.00	10.44	3,187	10.00	10.46	5,187
Invesco V.I. Mid Cap Growth	2015	12.18	11.89	589	12.27	12.00	0
	2014	11.71	12.18	4,728	11.77	12.27	0
	2013	8.87	11.71	554	8.90	11.77	0
	2012	8.23	8.87	0	8.24	8.90	0
	2011[3]	10.00	8.23	0	10.00	8.24	0
Invesco V.I. S&P 500 Index	2015	14.11	13.74	117,088	14.17	13.82	0
	2014	12.93	14.11	155,530	12.96	14.17	0
	2013	10.17	12.93	5,253	10.17	12.96	0
	2012[5]	10.00	10.17	0	10.00	10.17	0
Invesco V.I. Small Cap Equity	2015	12.37	11.27	2,794	12.47	11.37	0
	2014	12.54	12.37	1,817	12.61	12.47	0
	2013	9.47	12.54	1,214	9.51	12.61	0
	2012	8.63	9.47	1,199	8.64	9.51	0
	2011[3]	10.00	8.63	0	10.00	8.64	0
Ivy Funds VIP Asset Strategy	2015	10.97	9.71	5,866	11.05	9.80	0
	2014	11.98	10.97	3,127	12.05	11.05	0
	2013	9.91	11.98	6,632	9.95	12.05	0
	2012	8.61	9.91	0	8.62	9.95	0
	2011[3]	10.00	8.61	0	10.00	8.62	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy Funds VIP Balanced	2015	12.74	12.27	10,326	12.83	12.38	0
	2014	12.26	12.74	8,826	12.32	12.83	0
	2013	10.26	12.26	6,334	10.29	12.32	0
	2012	9.50	10.26	2,511	9.52	10.29	0
	2011[3]	10.00	9.50	0	10.00	9.52	0
Ivy Funds VIP Core Equity	2015	14.24	13.66	5,901	14.34	13.79	0
	2014	13.43	14.24	360	13.51	14.34	0
	2013	10.42	13.43	0	10.45	13.51	0
	2012	9.09	10.42	0	9.10	10.45	0
	2011[3]	10.00	9.09	0	10.00	9.10	0
Ivy Funds VIP Dividend Opportunities	2015	12.56	11.88	5,148	12.66	12.00	0
	2014	11.84	12.56	7,708	11.90	12.66	0
	2013	9.45	11.84	5,466	9.49	11.90	0
	2012	8.65	9.45	0	8.66	9.49	0
	2011[3]	10.00	8.65	0	10.00	8.66	0
Ivy Funds VIP Energy	2015	8.17	6.14	11,177	8.23	6.20	0
	2014	9.45	8.17	8,370	9.50	8.23	0
	2013	7.66	9.45	14,866	7.68	9.50	0
	2012	7.82	7.66	1,288	7.83	7.68	0
	2011[3]	10.00	7.82	518	10.00	7.83	0
Ivy Funds VIP Global Bond	2015	9.52	8.95	11,312	9.59	9.04	0
	2014	9.83	9.52	11,460	9.89	9.59	0
	2013	10.00	9.83	0	10.04	9.89	0
	2012	9.73	10.00	0	9.75	10.04	1,598
	2011[3]	10.00	9.73	0	10.00	9.75	0
Ivy Funds VIP Global Growth	2015	11.11	11.10	1,026	11.19	11.20	1,458
	2014	11.39	11.11	0	11.45	11.19	0
	2013	9.89	11.39	0	9.92	11.45	0
	2012	8.67	9.89	0	8.68	9.92	0
	2011[3]	10.00	8.67	0	10.00	8.68	0
Ivy Funds VIP Global Natural Resources	2015	7.89	5.92	2,398	7.90	5.94	0
	2014[7]	10.00	7.89	0	10.00	7.90	0
Ivy Funds VIP Growth	2015	14.58	15.10	17,549	14.69	15.24	0
	2014	13.50	14.58	14,455	13.57	14.69	0
	2013	10.24	13.50	2,050	10.27	13.57	0
	2012	9.40	10.24	844	9.41	10.27	0
	2011[3]	10.00	9.40	0	10.00	9.41	0
Ivy Funds VIP High Income	2015	11.81	10.67	20,832	11.90	10.77	3,324
	2014	12.00	11.81	41,875	12.07	11.90	5,244
	2013	11.24	12.00	158,359	11.28	12.07	6,597
	2012	9.81	11.24	91,400	9.82	11.28	1,773
	2011[3]	10.00	9.81	9,460	10.00	9.82	0
Ivy Funds VIP International Core Equity	2015	10.39	9.94	63,560	10.47	10.04	0
	2014	10.60	10.39	48,214	10.66	10.47	0
	2013	8.78	10.60	18,110	8.81	10.66	0
	2012	8.02	8.78	38,007	8.04	8.81	0
	2011[3]	10.00	8.02	0	10.00	8.04	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy Funds VIP Limited-Term Bond	2015	9.40	9.16	27,873	9.47	9.25	0
	2014	9.64	9.40	7,376	9.69	9.47	0
	2013	10.03	9.64	8,531	10.07	9.69	0
	2012	10.05	10.03	16,544	10.06	10.07	0
	2011[3]	10.00	10.05	0	10.00	10.06	0
Ivy Funds VIP Mid Cap Growth	2015	12.73	11.59	7,097	12.83	11.70	0
	2014	12.22	12.73	4,913	12.28	12.83	0
	2013	9.73	12.22	8,992	9.77	12.28	0
	2012	8.87	9.73	4,648	8.88	9.77	0
	2011[3]	10.00	8.87	0	10.00	8.88	0
Ivy Funds VIP Real Estate Securities	2015	13.47	13.64	2,067	13.57	13.77	0
	2014	10.71	13.47	1,685	10.77	13.57	0
	2013	10.97	10.71	1,780	11.00	10.77	0
	2012	9.64	10.97	0	9.66	11.00	0
	2011[3]	10.00	9.64	0	10.00	9.66	0
Ivy Funds VIP Science and Technology	2015	15.33	14.38	7,020	15.44	14.52	0
	2014	15.41	15.33	4,210	15.50	15.44	0
	2013	10.20	15.41	11,034	10.24	15.50	0
	2012	8.26	10.20	319	8.27	10.24	0
	2011[3]	10.00	8.26	0	10.00	8.27	0
Ivy Funds VIP Small Cap Growth	2015	10.92	10.75	4,651	11.00	10.85	0
	2014	11.12	10.92	3,769	11.19	11.00	0
	2013	8.03	11.12	0	8.06	11.19	0
	2012	7.91	8.03	591	7.92	8.06	0
	2011[3]	10.00	7.91	0	10.00	7.92	0
Ivy Funds VIP Small Cap Value	2015	12.25	11.17	11,989	12.34	11.28	0
	2014	11.84	12.25	8,965	11.91	12.34	0
	2013	9.18	11.84	309	9.21	11.91	0
	2012	8.01	9.18	315	8.02	9.21	0
	2011[3]	10.00	8.01	0	10.00	8.02	0
Ivy Funds VIP Value	2015	13.64	12.66	15,415	13.74	12.78	0
	2014	12.73	13.64	18,482	12.80	13.74	5,661
	2013	9.73	12.73	0	9.77	12.80	0
	2012	8.47	9.73	1,073	8.49	9.77	0
	2011[3]	10.00	8.47	0	10.00	8.49	0
Janus Aspen Enterprise	2015	14.00	14.03	9,946	14.10	14.16	3,839
	2014	12.91	14.00	6,058	12.98	14.10	4,119
	2013	10.12	12.91	2,531	10.15	12.98	5,027
	2012	8.95	10.12	2,000	8.97	10.15	7,129
	2011[3]	10.00	8.95	0	10.00	8.97	6,498
Janus Aspen Forty	2015	14.08	15.23	585	14.19	15.37	0
	2014	13.43	14.08	10,535	13.51	14.19	0
	2013	10.62	13.43	507	10.66	13.51	0
	2012	8.88	10.62	496	8.89	10.66	0
	2011[3]	10.00	8.88	0	10.00	8.89	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Janus Aspen Janus Portfolio	2015	13.89	14.10	1,081	14.00	14.24	0
	2014	12.75	13.89	1,048	12.82	14.00	0
	2013	10.16	12.75	1,017	10.19	12.82	0
	2012	8.89	10.16	60,472	8.90	10.19	0
	2011[3]	10.00	8.89	0	10.00	8.90	0
Janus Aspen Overseas	2015	6.74	5.94	6,071	6.79	5.99	0
	2014	7.93	6.74	1,577	7.98	6.79	0
	2013	7.19	7.93	739	7.21	7.98	0
	2012	6.57	7.19	14,480	6.58	7.21	0
	2011[3]	10.00	6.57	0	10.00	6.58	0
Janus Aspen Perkins Mid Cap Value	2015	12.06	11.22	27,713	12.15	11.33	0
	2014	11.51	12.06	23,849	11.57	12.15	0
	2013	9.47	11.51	23,145	9.50	11.57	0
	2012	8.85	9.47	462	8.86	9.50	0
	2011[3]	10.00	8.85	0	10.00	8.86	0
JPMorgan Insurance Trust Core Bond Portfolio	2015	9.59	9.35	34	9.63	9.40	0
	2014	9.48	9.59	0	9.50	9.63	0
	2013	9.99	9.48	0	9.99	9.50	0
	2012[5]	10.00	9.99	0	10.00	9.99	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2015	15.40	13.97	1,571	15.46	14.05	0
	2014	13.79	15.40	497	13.82	15.46	0
	2013	10.18	13.79	0	10.18	13.82	0
	2012[5]	10.00	10.18	0	10.00	10.18	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2015	14.78	13.48	3,924	14.84	13.56	0
	2014	13.99	14.78	3,160	14.02	14.84	0
	2013	10.20	13.99	1,152	10.20	14.02	0
	2012[5]	10.00	10.20	0	10.00	10.20	0
JPMorgan Insurance Trust US Equity Portfolio	2015	14.66	14.25	7,647	14.72	14.33	0
	2014	13.36	14.66	6,998	13.38	14.72	0
	2013	10.17	13.36	0	10.17	13.38	0
	2012[5]	10.00	10.17	0	10.00	10.17	0
Lord Abbett Series Bond‑Debenture VC	2015	11.21	10.66	26,847	11.29	10.76	0
	2014	11.12	11.21	11,342	11.18	11.29	0
	2013	10.64	11.12	5,460	10.68	11.18	0
	2012	9.79	10.64	3,818	9.80	10.68	2,900
	2011[3]	10.00	9.79	995	10.00	9.80	5,821
Lord Abbett Series Calibrated Dividend Growth VC	2015	13.30	12.58	0	13.40	12.70	0
	2014	12.34	13.30	0	12.41	13.40	0
	2013	9.99	12.34	0	10.02	12.41	0
	2012	9.19	9.99	0	9.21	10.02	0
	2011[3]	10.00	9.19	0	10.00	9.21	0
Lord Abbett Series Classic Stock VC	2015	12.77	12.22	0	12.87	12.34	0
	2014	12.11	12.77	0	12.18	12.87	0
	2013	9.65	12.11	0	9.69	12.18	0
	2012	8.68	9.65	0	8.70	9.69	0
	2011[3]	10.00	8.68	0	10.00	8.70	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Lord Abbett Series Developing Growth VC	2015	14.06	12.47	5,821	14.17	12.59	2,887
	2014	14.03	14.06	4,898	14.11	14.17	2,820
	2013	9.27	14.03	16,386	9.30	14.11	0
	2012	8.56	9.27	2,255	8.57	9.30	0
	2011[3]	10.00	8.56	0	10.00	8.57	0
Lord Abbett Series Fundamental Equity VC	2015	12.58	11.73	0	12.68	11.85	0
	2014	12.15	12.58	11,645	12.22	12.68	0
	2013	9.27	12.15	0	9.30	12.22	0
	2012	8.67	9.27	0	8.69	9.30	0
	2011[3]	10.00	8.67	0	10.00	8.69	0
Lord Abbett Series Growth and Income VC	2015	12.79	12.00	625	12.88	12.11	0
	2014	12.29	12.79	607	12.36	12.88	0
	2013	9.36	12.29	590	9.40	12.36	0
	2012	8.65	9.36	577	8.66	9.40	0
	2011[3]	10.00	8.65	0	10.00	8.66	0
Lord Abbett Series Growth Opportunities VC	2015	12.08	11.99	307	12.17	12.11	0
	2014	11.79	12.08	616	11.86	12.17	0
	2013	8.90	11.79	0	8.93	11.86	0
	2012	8.08	8.90	0	8.09	8.93	0
	2011[3]	10.00	8.08	0	10.00	8.09	0
Lord Abbett Series Mid Cap Stock VC	2015	12.90	11.99	1,623	13.00	12.10	0
	2014	11.97	12.90	1,575	12.04	13.00	0
	2013	9.51	11.97	0	9.54	12.04	0
	2012	8.59	9.51	12,660	8.60	9.54	0
	2011[3]	10.00	8.59	0	10.00	8.60	0
Lord Abbett Series Total Return VC	2015	10.60	10.17	17,630	10.68	10.27	0
	2014	10.34	10.60	23,205	10.40	10.68	0
	2013	10.82	10.34	9,278	10.86	10.40	0
	2012	10.49	10.82	16,462	10.51	10.86	0
	2011[3]	10.00	10.49	0	10.00	10.51	0
Lord Abbett Series Value Opportunities VC	2015	13.06	12.29	1,621	13.16	12.41	0
	2014	12.41	13.06	2,544	12.48	13.16	0
	2013	9.25	12.41	0	9.28	12.48	0
	2012	8.63	9.25	0	8.65	9.28	0
	2011[3]	10.00	8.63	0	10.00	8.65	0
MFS® VIT Emerging Markets Equity	2015	8.30	6.97	6,931	8.33	7.01	0
	2014	9.24	8.30	11,826	9.25	8.33	0
	2013	10.11	9.24	6,510	10.11	9.25	0
	2012[5]	10.00	10.11	0	10.00	10.11	0
MFS® VIT Global Tactical Allocation	2015	9.94	9.37	0	9.96	9.40	0
	2014[7]	10.00	9.94	0	10.00	9.96	0
MFS® VIT High Yield	2015	10.15	9.37	8,084	10.19	9.43	0
	2014	10.25	10.15	850	10.27	10.19	0
	2013	10.00	10.25	0	10.00	10.27	0
	2012[5]	10.00	10.00	0	10.00	10.00	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
MFS® VIT II MA Investors Growth Stock	2015	14.25	13.71	0	14.36	13.84	0
	2014	13.27	14.25	1,605	13.35	14.36	0
	2013	10.56	13.27	736	10.60	13.35	0
	2012	9.37	10.56	0	9.39	10.60	0
	2011[3]	10.00	9.37	0	10.00	9.39	0
MFS® VIT II Research International	2015	9.59	9.06	11,535	9.66	9.14	0
	2014	10.68	9.59	5,391	10.74	9.66	0
	2013	9.32	10.68	3,333	9.35	10.74	0
	2012	8.29	9.32	721	8.30	9.35	0
	2011[3]	10.00	8.29	442	10.00	8.30	0
MFS® VIT International Value	2015	9.65	9.92	27,850	9.67	9.95	0
	2014[7]	10.00	9.65	3,298	10.00	9.67	0
MFS® VIT Investors Trust	2015	14.05	13.57	0	14.16	13.70	0
	2014	13.14	14.05	0	13.21	14.16	0
	2013	10.32	13.14	0	10.36	13.21	0
	2012	8.99	10.32	1,573	9.00	10.36	0
	2011[3]	10.00	8.99	0	10.00	9.00	0
MFS® VIT New Discovery	2015	11.18	10.56	1,989	11.26	10.67	0
	2014	12.50	11.18	11,868	12.57	11.26	0
	2013	9.17	12.50	8,569	9.20	12.57	0
	2012	7.85	9.17	0	7.86	9.20	0
	2011[3]	10.00	7.85	0	10.00	7.86	0
MFS® VIT Research	2015	14.08	13.68	4,489	14.19	13.81	0
	2014	13.26	14.08	3,528	13.33	14.19	0
	2013	10.40	13.26	3,424	10.43	13.33	0
	2012	9.21	10.40	3,323	9.22	10.43	0
	2011[3]	10.00	9.21	0	10.00	9.22	0
MFS® VIT Total Return	2015	12.24	11.75	9,897	12.33	11.86	0
	2014	11.70	12.24	2,825	11.77	12.33	0
	2013	10.20	11.70	22,434	10.24	11.77	0
	2012	9.52	10.20	0	9.53	10.24	0
	2011[3]	10.00	9.52	0	10.00	9.53	0
MFS® VIT Total Return Bond	2015	10.32	9.91	22,526	10.40	10.00	0
	2014	10.11	10.32	24,849	10.17	10.40	0
	2013	10.60	10.11	15,379	10.64	10.17	0
	2012	10.25	10.60	33,857	10.27	10.64	0
	2011[3]	10.00	10.25	0	10.00	10.27	0
MFS® VIT Utilities	2015	13.29	10.94	13,065	13.39	11.05	0
	2014	12.23	13.29	24,746	12.30	13.39	0
	2013	10.53	12.23	13,145	10.57	12.30	0
	2012	9.63	10.53	7,338	9.64	10.57	0
	2011[3]	10.00	9.63	6,796	10.00	9.64	0
Morgan Stanley UIF Emerging Markets Debt	2015	8.77	8.37	34,382	8.81	8.42	0
	2014	8.82	8.77	2,639	8.84	8.81	0
	2013	10.01	8.82	526	10.01	8.84	0
	2012[5]	10.00	10.01	0	10.00	10.01	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Morgan Stanley UIF Emerging Markets Equity	2015	8.89	7.67	9,028	8.93	7.72	0
	2014	9.64	8.89	141	9.66	8.93	0
	2013	10.09	9.64	0	10.09	9.66	0
	2012[5]	10.00	10.09	0	10.00	10.09	0
Morningstar Aggressive Growth ETF Asset Allocation Portfolio (formerly Ibbotson Aggressive Growth ETF Asset Allocation )	2015	11.66	10.94	0	11.71	11.01	0
	2014	11.55	11.66	0	11.58	11.71	0
	2013	10.12	11.55	0	10.12	11.58	0
	2012[5]	10.00	10.12	0	10.00	10.12	0
Morningstar Balanced ETF Asset Allocation Portfolio (formerly Ibbotson Balanced ETF Asset Allocation )	2015	11.00	10.39	8,519	11.04	10.45	808
	2014	10.89	11.00	5,428	10.91	11.04	791
	2013	10.08	10.89	1,189	10.08	10.91	745
	2012[5]	10.00	10.08	0	10.00	10.08	0
Morningstar Conservative ETF Asset Allocation Portfolio (formerly Ibbotson Conservative ETF Asset Allocation )	2015	9.85	9.40	10,131	9.89	9.46	0
	2014	9.93	9.85	11,880	9.95	9.89	0
	2013	10.02	9.93	0	10.02	9.95	0
	2012[5]	10.00	10.02	0	10.00	10.02	0
Morningstar Growth ETF Asset Allocation Portfolio (formerly Ibbotson Growth ETF Asset Allocation )	2015	11.50	10.83	10,209	11.54	10.89	0
	2014	11.38	11.50	7,391	11.40	11.54	0
	2013	10.11	11.38	1,386	10.11	11.40	0
	2012[5]	10.00	10.11	0	10.00	10.11	0
Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly Ibbotson Income and Growth ETF Asset Allocation )	2015	10.40	9.87	3,608	10.44	9.93	0
	2014	10.42	10.40	3,501	10.44	10.44	0
	2013	10.05	10.42	24,906	10.05	10.44	0
	2012[5]	10.00	10.05	0	10.00	10.05	0
Neuberger Berman AMT Guardian	2015	12.85	11.80	0	13.06	12.01	0
	2014	12.20	12.85	1,091	12.37	13.06	0
	2013	9.10	12.20	1,074	9.21	12.37	0
	2012	8.35	9.10	1,063	8.44	9.21	0
	2011	8.91	8.35	1,053	8.98	8.44	459
	2010	7.75	8.91	101	7.79	8.98	476
	2009	6.18	7.75	109	6.21	7.79	0
	2008	10.20	6.18	2,321	10.22	6.21	531
	2007[1]	10.00	10.20	178	10.00	10.22	547
Neuberger Berman AMT Socially Responsive	2015	13.25	12.72	673	13.35	12.84	0
	2014	12.45	13.25	331	12.52	13.35	0
	2013	9.38	12.45	346	9.41	12.52	0
	2012	8.77	9.38	336	8.78	9.41	0
	2011[3]	10.00	8.77	0	10.00	8.78	0
Oppenheimer Global Fund/VA	2015	11.82	11.84	4,128	11.91	11.96	0
	2014	11.99	11.82	6,250	12.06	11.91	0
	2013	9.77	11.99	4,198	9.81	12.06	0
	2012	8.36	9.77	9,972	8.38	9.81	0
	2011[3]	10.00	8.36	0	10.00	8.38	0
Oppenheimer Global Strategic Income Fund/VA	2015	9.93	9.36	3,192	10.01	9.45	0
	2014	10.03	9.93	4,556	10.09	10.01	0
	2013	10.42	10.03	320,769	10.46	10.09	0
	2012	9.54	10.42	0	9.55	10.46	418
	2011[3]	10.00	9.54	0	10.00	9.55	405

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Oppenheimer International Growth Fund/VA	2015	11.00	10.95	47,851	11.08	11.06	0
	2014	12.26	11.00	49,166	12.33	11.08	0
	2013	10.09	12.26	10,618	10.13	12.33	0
	2012	8.59	10.09	0	8.60	10.13	0
	2011[3]	10.00	8.59	0	10.00	8.60	0
Oppenheimer Main Street Small Cap Fund®/VA	2015	13.81	12.53	31,128	14.04	12.76	0
	2014	12.80	13.81	14,628	12.99	14.04	0
	2013	9.43	12.80	14,823	9.54	12.99	595
	2012	8.29	9.43	276	8.37	9.54	0
	2011	8.79	8.29	277	8.86	8.37	459
	2010	7.39	8.79	834	7.44	8.86	214
	2009	5.59	7.39	903	5.61	7.44	0
	2008	9.33	5.59	3,205	9.35	5.61	0
	2007[1]	10.00	9.33	2,593	10.00	9.35	2,534
PIMCO VIT All Asset	2015	9.98	8.76	13,923	10.06	8.84	0
	2014	10.28	9.98	18,361	10.34	10.06	0
	2013	10.63	10.28	23,315	10.67	10.34	0
	2012	9.59	10.63	16,989	9.60	10.67	399
	2011[3]	10.00	9.59	0	10.00	9.60	0
PIMCO VIT CommodityRealReturn Strategy	2015	5.51	3.96	8,358	5.55	3.99	0
	2014	7.01	5.51	5,353	7.05	5.55	0
	2013	8.51	7.01	4,331	8.54	7.05	0
	2012	8.38	8.51	15,743	8.39	8.54	0
	2011[3]	10.00	8.38	514	10.00	8.39	0
PIMCO VIT Emerging Markets Bond	2015	10.22	9.64	35,766	10.29	9.73	0
	2014	10.43	10.22	30,404	10.49	10.29	0
	2013	11.61	10.43	28,491	11.65	10.49	0
	2012	10.21	11.61	60,458	10.22	11.65	0
	2011[3]	10.00	10.21	8,482	10.00	10.22	0
PIMCO VIT Foreign Bond (Unhedged)	2015	9.28	8.32	3,070	9.35	8.40	0
	2014	9.58	9.28	2,096	9.63	9.35	0
	2013	10.61	9.58	3,172	10.65	9.63	0
	2012	10.44	10.61	0	10.45	10.65	0
	2011[3]	10.00	10.44	0	10.00	10.45	0
PIMCO VIT Global Bond (Unhedged)	2015	12.01	11.13	963	12.16	11.29	0
	2014	12.17	12.01	951	12.30	12.16	1,083
	2013	13.78	12.17	3,587	13.89	12.30	1,055
	2012	13.35	13.78	607	13.43	13.89	1,028
	2011	12.86	13.35	560	12.91	13.43	1,113
	2010	11.93	12.86	0	11.96	12.91	0
	2009	10.58	11.93	0	10.59	11.96	0
	2008[2]	10.00	10.58	0	10.00	10.59	0
PIMCO VIT Global Multi‑Asset Managed Allocation	2015	10.02	9.66	0	10.04	9.69	0
	2014[7]	10.00	10.02	0	10.00	10.04	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
PIMCO VIT High Yield	2015	16.57	15.73	10,838	16.77	15.95	0
	2014	16.61	16.57	6,438	16.78	16.77	0
	2013	16.28	16.61	32,903	16.42	16.78	0
	2012	14.76	16.28	207,642	14.85	16.42	0
	2011	14.80	14.76	7,504	14.86	14.85	0
	2010	13.40	14.80	3,148	13.43	14.86	0
	2009	9.90	13.40	506	9.90	13.43	1,047
	2008[2]	10.00	9.90	0	10.00	9.90	594
PIMCO VIT Low Duration	2015	9.34	9.04	91,448	9.41	9.12	5,606
	2014	9.59	9.34	66,529	9.65	9.41	5,367
	2013	9.95	9.59	36,587	9.99	9.65	7,840
	2012	9.74	9.95	36,398	9.76	9.99	7,182
	2011[3]	10.00	9.74	2,419	10.00	9.76	0
PIMCO VIT Real Return	2015	9.73	9.14	60,474	9.80	9.22	1,281
	2014	9.78	9.73	53,600	9.84	9.80	1,289
	2013	11.16	9.78	45,431	11.20	9.84	1,124
	2012	10.64	11.16	47,054	10.65	11.20	3,453
	2011[3]	10.00	10.64	3,961	10.00	10.65	929
PIMCO VIT Short-Term	2015	9.43	9.20	129,121	9.47	9.26	0
	2014	9.71	9.43	69,696	9.73	9.47	0
	2013	10.00	9.71	28,252	10.00	9.73	0
	2012[5]	10.00	10.00	0	10.00	10.00	0
PIMCO VIT Total Return	2015	10.06	9.75	82,573	10.13	9.84	6,578
	2014	9.99	10.06	97,249	10.05	10.13	10,696
	2013	10.56	9.99	55,023	10.60	10.05	11,330
	2012	9.99	10.56	78,428	10.00	10.60	11,832
	2011[3]	10.00	9.99	20,812	10.00	10.00	10,114
Pioneer Bond VCT	2015	9.95	9.62	39,952	9.99	9.68	0
	2014	9.73	9.95	11,563	9.75	9.99	0
	2013	9.99	9.73	658	9.99	9.75	0
	2012[5]	10.00	9.99	0	10.00	9.99	0
Pioneer Emerging Markets VCT	2015	8.06	6.58	14,472	8.09	6.62	0
	2014	9.57	8.06	13,545	9.59	8.09	0
	2013	10.13	9.57	0	10.13	9.59	0
	2012[5]	10.00	10.13	0	10.00	10.13	0
Pioneer Equity Income VCT	2015	13.74	13.30	3,710	13.79	13.38	0
	2014	12.61	13.74	3,604	12.63	13.79	0
	2013	10.13	12.61	3,501	10.13	12.63	0
	2012[5]	10.00	10.13	0	10.00	10.13	0
Pioneer High Yield VCT	2015	10.46	9.67	642	10.50	9.73	0
	2014	10.86	10.46	3,591	10.88	10.50	0
	2013	10.05	10.86	15,085	10.05	10.88	0
	2012[5]	10.00	10.05	0	10.00	10.05	0
Pioneer Real Estate Shares VCT	2015	12.51	12.63	0	12.56	12.71	0
	2014	9.92	12.51	0	9.94	12.56	0
	2013	10.11	9.92	0	10.11	9.94	0
	2012[5]	10.00	10.11	0	10.00	10.11	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Pioneer Strategic Income VCT	2015	9.77	9.30	9,571	9.81	9.35	0
	2014	9.75	9.77	3,428	9.77	9.81	0
	2013	10.00	9.75	3,312	10.00	9.77	0
	2012[5]	10.00	10.00	0	10.00	10.00	0
Power Income VIT	2015	9.66	9.09	20,114	9.70	9.15	0
	2014	10.10	9.66	40,729	10.13	9.70	0
	2013	10.00	10.10	178,975	10.00	10.13	0
	2012[5]	10.00	10.00	0	10.00	10.00	0
Probabilities Fund	2015	10.32	9.41	277,174	10.35	9.46	0
	2014	10.19	10.32	392,166	10.21	10.35	0
	2013[6]	10.00	10.19	738,076	10.00	10.21	0
Putnam VT Absolute Return 500	2015	10.13	9.73	95,926	10.17	9.79	0
	2014	10.09	10.13	0	10.12	10.17	0
	2013	10.04	10.09	25,556	10.04	10.12	0
	2012[5]	10.00	10.04	0	10.00	10.04	0
Putnam VT Capital Opportunities	2015	13.62	12.16	0	13.68	12.23	0
	2014	13.17	13.62	0	13.20	13.68	0
	2013	10.17	13.17	0	10.17	13.20	0
	2012[5]	10.00	10.17	0	10.00	10.17	0
Putnam VT Diversified Income	2015	10.10	9.53	12,796	10.14	9.58	0
	2014	10.41	10.10	10,380	10.44	10.14	0
	2013	10.00	10.41	4,976	10.00	10.44	0
	2012[5]	10.00	10.00	0	10.00	10.00	0
Putnam VT Equity Income	2015	14.17	13.27	39,274	14.22	13.35	0
	2014	13.02	14.17	27,663	13.04	14.22	0
	2013	10.17	13.02	695	10.17	13.04	0
	2012[5]	10.00	10.17	0	10.00	10.17	0
Putnam VT Global Asset Allocation	2015	12.36	11.96	0	12.41	12.03	0
	2014	11.69	12.36	0	11.71	12.41	0
	2013	10.13	11.69	0	10.13	11.71	0
	2012[5]	10.00	10.13	0	10.00	10.13	0
Putnam VT Growth Opportunities	2015	14.78	14.42	5,080	14.84	14.51	0
	2014	13.43	14.78	11,222	13.46	14.84	0
	2013	10.21	13.43	0	10.21	13.46	0
	2012[5]	10.00	10.21	0	10.00	10.21	0
Putnam VT High Yield	2015	10.22	9.35	14,952	10.26	9.40	0
	2014	10.42	10.22	12,057	10.44	10.26	0
	2013	10.00	10.42	828,702	10.00	10.44	0
	2012[5]	10.00	10.00	0	10.00	10.00	0
Putnam VT Income	2015	10.11	9.63	19,327	10.15	9.68	0
	2014	9.83	10.11	122,613	9.85	10.15	0
	2013	9.99	9.83	11,538	9.99	9.85	0
	2012[5]	10.00	9.99	0	10.00	9.99	0
Putnam VT Investors	2015	14.62	13.82	7,171	14.68	13.90	0
	2014	13.28	14.62	7,935	13.31	14.68	0
	2013	10.18	13.28	0	10.18	13.31	0
	2012[5]	10.00	10.18	0	10.00	10.18	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Putnam VT Voyager	2015	15.03	13.63	0	15.09	13.72	0
	2014	14.18	15.03	0	14.21	15.09	0
	2013	10.21	14.18	0	10.21	14.21	0
	2012[5]	10.00	10.21	0	10.00	10.21	0
Redwood Managed Volatility	2015[9]	10.00	9.80	0	10.00	9.80	0
Rydex VIF Banking	2015	4.62	4.25	16,972	4.69	4.32	0
	2014	4.62	4.62	37,033	4.69	4.69	0
	2013	3.70	4.62	37,405	3.75	4.69	0
	2012	3.09	3.70	17,888	3.12	3.75	1,642
	2011	4.11	3.09	1,296	4.14	3.12	0
	2010	3.76	4.11	6,210	3.78	4.14	0
	2009	4.03	3.76	4,379	4.05	3.78	1,705
	2008	7.09	4.03	1,915	7.11	4.05	0
	2007[1]	10.00	7.09	0	10.00	7.11	0
Rydex VIF Basic Materials	2015	9.91	7.91	7,029	10.07	8.06	0
	2014	10.44	9.91	19,347	10.59	10.07	949
	2013	10.68	10.44	14,566	10.80	10.59	930
	2012	9.98	10.68	9,958	10.08	10.80	488
	2011	12.36	9.98	5,498	12.46	10.08	477
	2010	10.10	12.36	15,702	10.16	12.46	2,392
	2009	6.73	10.10	11,420	6.75	10.16	4,640
	2008	12.75	6.73	4,745	12.77	6.75	0
	2007[1]	10.00	12.75	3,611	10.00	12.77	176
Rydex VIF Biotechnology	2015	26.78	28.07	4,822	27.21	28.58	0
	2014	20.89	26.78	3,294	21.18	27.21	0
	2013	14.02	20.89	6,595	14.19	21.18	0
	2012	10.67	14.02	1,208	10.78	14.19	433
	2011	9.99	10.67	1,240	10.07	10.78	549
	2010	9.34	9.99	274	9.40	10.07	0
	2009	8.17	9.34	0	8.20	9.40	0
	2008	9.59	8.17	4,567	9.60	8.20	512
	2007[1]	10.00	9.59	172	10.00	9.60	49
Rydex VIF Commodities Strategy	2015	3.91	2.50	15,820	3.97	2.55	0
	2014	6.13	3.91	7,012	6.22	3.97	0
	2013	6.56	6.13	3,879	6.64	6.22	0
	2012	6.89	6.56	1,797	6.96	6.64	0
	2011	7.63	6.89	1,587	7.70	6.96	0
	2010	7.31	7.63	595	7.36	7.70	672
	2009	6.78	7.31	2,527	6.81	7.36	1,742
	2008	13.78	6.78	6,939	13.80	6.81	492
	2007[1]	10.00	13.78	4,030	10.00	13.80	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Consumer Products	2015	16.02	16.44	14,809	16.28	16.74	476
	2014	14.73	16.02	25,826	14.93	16.28	1,351
	2013	11.89	14.73	14,308	12.03	14.93	1,325
	2012	11.28	11.89	8,140	11.40	12.03	503
	2011	10.27	11.28	12,338	10.35	11.40	964
	2010	9.06	10.27	8,561	9.11	10.35	2,283
	2009	7.87	9.06	7,370	7.91	9.11	472
	2008	10.64	7.87	1,027	10.66	7.91	82
	2007[1]	10.00	10.64	305	10.00	10.66	0
Rydex VIF Dow 2x Strategy	2015	12.84	11.88	7,632	13.05	12.10	0
	2014	11.38	12.84	10,626	11.54	13.05	0
	2013	7.24	11.38	6,782	7.33	11.54	0
	2012	6.40	7.24	384,052	6.46	7.33	0
	2011	6.07	6.40	30,392	6.12	6.46	0
	2010	5.04	6.07	15,124	5.07	6.12	227
	2009	3.81	5.04	20,579	3.83	5.07	2,886
	2008	10.31	3.81	6,886	10.33	3.83	1,911
	2007[1]	10.00	10.31	3,379	10.00	10.33	258
Rydex VIF Electronics	2015	9.45	9.32	1,932	9.60	9.49	0
	2014	7.90	9.45	3,604	8.01	9.60	2,158
	2013	6.05	7.90	3,533	6.13	8.01	1,288
	2012	6.20	6.05	5,667	6.26	6.13	659
	2011	7.69	6.20	8,866	7.75	6.26	644
	2010	7.26	7.69	12,009	7.31	7.75	632
	2009	4.38	7.26	13,333	4.39	7.31	1,161
	2008	9.08	4.38	647	9.09	4.39	0
	2007[1]	10.00	9.08	0	10.00	9.09	0
Rydex VIF Energy	2015	9.18	6.18	9,373	9.32	6.30	0
	2014	11.67	9.18	6,802	11.84	9.32	2,865
	2013	9.79	11.67	11,625	9.90	11.84	349
	2012	9.89	9.79	5,219	9.99	9.90	340
	2011	10.87	9.89	860	10.96	9.99	368
	2010	9.45	10.87	8,807	9.51	10.96	2,137
	2009	7.06	9.45	3,791	7.09	9.51	1,782
	2008	13.55	7.06	2,066	13.57	7.09	1,696
	2007[1]	10.00	13.55	340	10.00	13.57	0
Rydex VIF Energy Services	2015	7.68	5.07	2,967	7.81	5.16	0
	2014	11.26	7.68	3,112	11.41	7.81	0
	2013	9.40	11.26	1,907	9.52	11.41	0
	2012	9.70	9.40	1,849	9.79	9.52	0
	2011	11.06	9.70	3,223	11.15	9.79	0
	2010	9.08	11.06	1,919	9.14	11.15	634
	2009	5.79	9.08	2,049	5.81	9.14	797
	2008	14.13	5.79	1,763	14.16	5.81	49
	2007[1]	10.00	14.13	3,699	10.00	14.16	187

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Europe 1.25x Strategy	2015	5.24	4.70	1,048	5.32	4.78	0
	2014	6.20	5.24	315	6.28	5.32	0
	2013	5.18	6.20	3,074	5.24	6.28	0
	2012	4.41	5.18	7,688	4.45	5.24	0
	2011	5.37	4.41	3,019	5.42	4.45	0
	2010	6.23	5.37	6,518	6.27	5.42	406
	2009	4.76	6.23	10,912	4.77	6.27	7,412
	2008	10.90	4.76	3,873	10.93	4.77	505
	2007[1]	10.00	10.90	1,426	10.00	10.93	354
Rydex VIF Financial Services	2015	6.48	6.01	42,104	6.59	6.12	0
	2014	5.96	6.48	35,824	6.04	6.59	0
	2013	4.84	5.96	9,202	4.89	6.04	4,441
	2012	4.08	4.84	5,032	4.12	4.89	0
	2011	4.96	4.08	75	5.00	4.12	0
	2010	4.49	4.96	0	4.52	5.00	0
	2009	3.89	4.49	0	3.90	4.52	0
	2008	7.74	3.89	2,568	7.75	3.90	178
	2007[1]	10.00	7.74	217	10.00	7.75	58
Rydex VIF Government Long Bond 1.2x Strategy	2015	14.75	13.52	12,283	14.99	13.77	0
	2014	11.34	14.75	5,788	11.50	14.99	0
	2013	14.36	11.34	1,007	14.53	11.50	0
	2012	14.42	14.36	9,644	14.57	14.53	2,469
	2011	10.55	14.42	14,478	10.63	14.57	0
	2010	9.92	10.55	1,080	9.98	10.63	0
	2009	14.99	9.92	1,895	15.05	9.98	660
	2008	10.71	14.99	8,415	10.73	15.05	0
	2007[1]	10.00	10.71	1,969	10.00	10.73	0
Rydex VIF Health Care	2015	16.98	17.15	24,654	17.25	17.46	0
	201 4	14.10	16.98	72,152	14.30	17.25	1,688
	2013	10.29	14.10	10,993	10.42	14.30	0
	2012	9.09	10.29	12,614	9.19	10.42	1,545
	2011	8.99	9.09	2,403	9.06	9.19	1,499
	2010	8.72	8.99	3,516	8.77	9.06	0
	2009	7.24	8.72	7,630	7.27	8.77	595
	2008	9.97	7.24	3,153	9.99	7.27	1,665
	2007[1]	10.00	9.97	177	10.00	9.99	0
Rydex VIF High Yield Strategy	2015[9]	10.00	9.87	0	10.00	9.87	0
Rydex VIF Internet	2015	14.42	15.10	4,342	14.65	15.37	497
	2014	14.64	14.42	2,218	14.84	14.65	0
	2013	10.02	14.64	884	10.14	14.84	538
	2012	8.69	10.02	0	8.78	10.14	0
	2011	10.21	8.69	0	10.30	8.78	4,981
	2010	8.75	10.21	507	8.81	10.30	4,898
	2009	5.46	8.75	4,984	5.49	8.81	315
	2008	10.26	5.46	763	10.28	5.49	109
	2007[1]	10.00	10.26	2,164	10.00	10.28	45

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Inverse Dow 2x Strategy	2015	1.07	0.95	0	1.09	0.97	0
	2014	1.42	1.07	0	1.44	1.09	0
	2013	2.62	1.42	0	2.66	1.44	0
	2012	3.50	2.62	5,057	3.54	2.66	31,080
	2011	4.97	3.50	3,852	5.01	3.54	0
	2010	7.39	4.97	0	7.43	5.01	0
	2009	13.81	7.39	0	13.87	7.43	0
	2008	8.89	13.81	0	8.91	13.87	171
	2007[1]	10.00	8.89	0	10.00	8.91	0
Rydex VIF Inverse Government Long Bond Strategy	2015	2.94	2.81	46,471	2.99	2.86	0
	2014	4.06	2.94	36,605	4.12	2.99	0
	2013	3.65	4.06	13,709	3.69	4.12	0
	2012	4.02	3.65	3,891	4.06	3.69	0
	2011	5.99	4.02	0	6.04	4.06	0
	2010	7.11	5.99	0	7.15	6.04	0
	2009	6.16	7.11	0	6.19	7.15	0
	2008	9.14	6.16	0	9.16	6.19	1,183
	2007[1]	10.00	9.14	862	10.00	9.16	646
Rydex VIF Inverse Mid‑Cap Strategy	2015	2.38	2.28	11,992	2.42	2.32	0
	2014	2.79	2.38	0	2.83	2.42	0
	2013	3.99	2.79	0	4.04	2.83	0
	2012	5.06	3.99	0	5.11	4.04	0
	2011	5.65	5.06	0	5.70	5.11	0
	2010	7.83	5.65	0	7.88	5.70	0
	2009	12.53	7.83	0	12.57	7.88	0
	2008	9.65	12.53	0	9.67	12.57	0
	2007[1]	10.00	9.65	0	10.00	9.67	0
Rydex VIF Inverse NASDAQ‑100® Strategy	2015	2.08	1.75	18,785	2.11	1.78	0
	2014	2.64	2.08	2,138	2.68	2.11	0
	2013	3.86	2.64	0	3.91	2.68	0
	2012	4.91	3.86	1,440	4.96	3.91	0
	2011	5.65	4.91	0	5.70	4.96	0
	2010	7.43	5.65	0	7.48	5.70	0
	2009	12.84	7.43	0	12.89	7.48	0
	2008	8.98	12.84	658	9.00	12.89	0
	2007[1]	10.00	8.98	0	10.00	9.00	0
Rydex VIF Inverse Russell 2000® Strategy	2015	2.32	2.25	0	2.36	2.29	0
	2014	2.64	2.32	0	2.67	2.36	0
	2013	3.95	2.64	0	4.00	2.67	0
	2012	4.99	3.95	0	5.04	4.00	0
	2011	5.60	4.99	0	5.64	5.04	0
	2010	8.01	5.60	7,251	8.05	5.64	0
	2009	12.34	8.01	10,987	12.39	8.05	1,292
	2008	10.25	12.34	0	10.27	12.39	0
	2007[1]	10.00	10.25	0	10.00	10.27	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Inverse S&P 500 Strategy	2015	3.06	2.83	9,615	3.11	2.88	0
	2014	3.70	3.06	0	3.76	3.11	0
	2013	5.22	3.70	0	5.28	3.76	0
	2012	6.51	5.22	2,326	6.57	5.28	229
	2011	7.41	6.51	6,946	7.47	6.57	224
	2010	9.23	7.41	5,048	9.29	7.47	219
	2009	13.19	9.23	3,019	13.24	9.29	215
	2008	9.81	13.19	1,412	9.83	13.24	0
	2007[1]	10.00	9.81	0	10.00	9.83	0
Rydex VIF Japan 2x Strategy	2015	7.37	7.97	103	7.48	8.11	0
	2014	9.01	7.37	3,363	9.14	7.48	0
	2013	5.98	9.01	7,616	6.05	9.14	0
	2012	5.15	5.98	0	5.20	6.05	0
	2011	7.50	5.15	0	7.56	5.20	0
	2010	6.71	7.50	0	6.75	7.56	0
	2009	5.62	6.71	825	5.64	6.75	0
	2008	8.67	5.62	1,275	8.69	5.64	0
	2007[1]	10.00	8.67	0	10.00	8.69	0
Rydex VIF Leisure	2015	12.44	12.06	9,694	12.64	12.27	0
	2014	11.98	12.44	4,484	12.15	12.64	0
	2013	8.71	11.98	7,945	8.81	12.15	0
	2012	7.43	8.71	342	7.50	8.81	0
	2011	7.51	7.43	0	7.57	7.50	0
	2010	5.96	7.51	0	6.00	7.57	759
	2009	4.51	5.96	0	4.53	6.00	0
	2008	9.17	4.51	0	9.19	4.53	0
	2007[1]	10.00	9.17	0	10.00	9.19	0
Rydex VIF Mid-Cap 1.5x Strategy	2015	13.98	12.77	25,682	14.21	13.00	0
	2014	12.93	13.98	95,582	13.11	14.21	0
	2013	8.91	12.93	6,168	9.02	13.11	0
	2012	7.42	8.91	17,054	7.49	9.02	0
	2011	8.31	7.42	14,224	8.37	7.49	0
	2010	6.25	8.31	8,861	6.29	8.37	0
	2009	4.25	6.25	7,624	4.26	6.29	0
	2008	9.73	4.25	4,200	9.75	4.26	0
	2007[1]	10.00	9.73	1,631	10.00	9.75	395
Rydex VIF NASDAQ-100®	2015	16.84	17.60	39,002	17.11	17.92	459
	2014	14.84	16.84	32,931	15.05	17.11	472
	2013	11.41	14.84	17,652	11.54	15.05	0
	2012	10.11	11.41	12,566	10.21	11.54	1,171
	2011	10.25	10.11	12,418	10.33	10.21	475
	2010	8.95	10.25	8,769	9.00	10.33	559
	2009	6.10	8.95	10,082	6.12	9.00	728
	2008	10.86	6.10	7,098	10.88	6.12	0
	2007[1]	10.00	10.86	862	10.00	10.88	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF NASDAQ-100® 2x Strategy	2015	23.78	26.34	33,370	24.17	26.81	0
	2014	18.02	23.78	13,336	18.27	24.17	0
	2013	10.35	18.02	4,570	10.47	18.27	6,090
	2012	7.99	10.35	135	8.07	10.47	0
	2011	8.32	7.99	218	8.39	8.07	0
	2010	6.29	8.32	0	6.33	8.39	0
	2009	2.99	6.29	1,713	3.00	6.33	0
	2008	11.30	2.99	1,121	11.32	3.00	0
	2007[1]	10.00	11.30	1,781	10.00	11.32	0
Rydex VIF Nova	2015	12.00	11.51	15,703	12.19	11.71	0
	2014	10.47	12.00	9,456	10.62	12.19	0
	2013	7.27	10.47	5,342	7.36	10.62	0
	2012	6.16	7.27	2,928	6.22	7.36	0
	2011	6.45	6.16	4,626	6.50	6.22	0
	2010	5.57	6.45	2,999	5.60	6.50	0
	2009	4.25	5.57	22,285	4.27	5.60	12,016
	2008	9.66	4.25	2,755	9.68	4.27	0
	2007[1]	10.00	9.66	288	10.00	9.68	0
Rydex VIF Precious Metals	2015	3.93	2.64	10,293	4.00	2.69	0
	2014	4.92	3.93	20,509	4.99	4.00	3,036
	2013	9.46	4.92	17,275	9.57	4.99	2,975
	2012	10.21	9.46	60,547	10.31	9.57	8,254
	2011	13.92	10.21	10,608	14.03	10.31	8,012
	2010	10.44	13.92	20,195	10.50	14.03	7,155
	2009	7.23	10.44	17,085	7.26	10.50	955
	2008	12.19	7.23	25,179	12.21	7.26	2,954
	2007[1]	10.00	12.19	4,458	10.00	12.21	421
Rydex VIF Real Estate	2015	8.35	7.86	160,174	8.48	8.00	0
	2014	7.14	8.35	246,004	7.24	8.48	0
	2013	7.11	7.14	211,411	7.20	7.24	0
	2012	6.22	7.11	160,767	6.28	7.20	3,241
	2011	6.30	6.22	18,291	6.35	6.28	3,296
	2010	5.22	6.30	20,127	5.25	6.35	888
	2009	4.31	5.22	20,612	4.33	5.25	3,498
	2008	7.65	4.31	8,470	7.66	4.33	2,071
	2007[1]	10.00	7.65	761	10.00	7.66	0
Rydex VIF Retailing	2015	14.02	13.36	2,840	14.25	13.61	0
	2014	13.36	14.02	962	13.54	14.25	0
	2013	10.18	13.36	497	10.30	13.54	0
	2012	9.02	10.18	0	9.11	10.30	0
	2011	8.87	9.02	382	8.94	9.11	0
	2010	7.34	8.87	1,031	7.38	8.94	0
	2009	5.27	7.34	0	5.29	7.38	0
	2008	8.13	5.27	0	8.14	5.29	0
	2007[1]	10.00	8.13	0	10.00	8.14	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Russell 2000® 1.5x Strategy	2015	11.06	9.71	1,189	11.23	9.89	0
	2014	10.97	11.06	4,045	11.13	11.23	0
	2013	7.16	10.97	7,323	7.25	11.13	0
	2012	6.07	7.16	11,354	6.13	7.25	0
	2011	7.16	6.07	17,418	7.21	6.13	0
	2010	5.37	7.16	10,686	5.41	7.21	0
	2009	4.17	5.37	8,363	4.19	5.41	711
	2008	8.88	4.17	3,291	8.89	4.19	0
	2007[1]	10.00	8.88	101	10.00	8.89	0
Rydex VIF Russell 2000® 2x Strategy	2015	9.04	7.58	5,235	9.19	7.72	0
	2014	8.89	9.04	6,467	9.02	9.19	0
	2013	4.96	8.89	821	5.02	9.02	0
	2012	3.97	4.96	955	4.01	5.02	0
	2011	5.10	3.97	365	5.14	4.01	0
	2010	3.56	5.10	0	3.58	5.14	0
	2009	2.71	3.56	0	2.72	3.58	0
	2008	8.30	2.71	600	8.32	2.72	0
	2007[1]	10.00	8.30	0	10.00	8.32	0
Rydex VIF S&P 500 2x Strategy	2015	11.55	10.98	52,135	11.74	11.18	0
	2014	9.59	11.55	245,321	9.73	11.74	0
	2013	5.88	9.59	1,558	5.96	9.73	0
	2012	4.71	5.88	0	4.76	5.96	0
	2011	5.07	4.71	403	5.11	4.76	0
	2010	4.19	5.07	879	4.21	5.11	0
	2009	2.96	4.19	1,516	2.97	4.21	0
	2008	9.56	2.96	1,405	9.58	2.97	0
	2007[1]	10.00	9.56	100	10.00	9.58	0
Rydex VIF S&P 500 Pure Growth	2015	15.49	15.13	33,820	15.74	15.40	0
	2014	14.26	15.49	48,764	14.46	15.74	510
	2013	10.45	14.26	31,671	10.57	14.46	556
	2012	9.54	10.45	16,270	9.64	10.57	0
	2011	9.99	9.54	12,680	10.07	9.64	645
	2010	8.27	9.99	5,142	8.32	10.07	4,925
	2009	5.81	8.27	551	5.84	8.32	0
	2008	10.00	5.81	713	10.02	5.84	0
	2007[1]	10.00	10.00	3,486	10.00	10.02	0
Rydex VIF S&P 500 Pure Value	2015	12.83	11.23	4,703	13.04	11.44	0
	2014	11.97	12.83	8,517	12.14	13.04	0
	2013	8.53	11.97	8,067	8.63	12.14	655
	2012	7.22	8.53	12,841	7.30	8.63	814
	2011	7.72	7.22	8,256	7.78	7.30	0
	2010	6.64	7.72	6,217	6.68	7.78	5,775
	2009	4.55	6.64	431	4.56	6.68	0
	2008	9.16	4.55	856	9.18	4.56	0
	2007[1]	10.00	9.16	96	10.00	9.18	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF S&P MidCap 400 Pure Growth	2015	16.17	15.82	19,289	16.43	16.11	471
	2014	17.00	16.17	12,175	17.24	16.43	0
	2013	13.12	17.00	3,862	13.28	17.24	0
	2012	11.71	13.12	3,938	11.82	13.28	0
	2011	12.20	11.71	2,845	12.29	11.82	515
	2010	9.52	12.20	260	9.58	12.29	497
	2009	6.28	9.52	89	6.31	9.58	513
	2008	10.19	6.28	8,016	10.21	6.31	0
	2007[1]	10.00	10.19	3,104	10.00	10.21	0
Rydex VIF S&P MidCap 400 Pure Value	2015	11.80	10.04	13,132	11.99	10.23	0
	2014	11.44	11.80	8,846	11.60	11.99	0
	2013	8.72	11.44	2,043	8.83	11.60	0
	2012	7.72	8.72	3,110	7.79	8.83	1,811
	2011	8.60	7.72	4,463	8.67	7.79	113
	2010	7.41	8.60	0	4.96	8.67	0
	2009	4.94	7.41	367	4.96	7.45	685
	2008	9.07	4.94	1,013	9.09	4.96	101
	2007[1]	10.00	9.07	285	10.00	9.09	52
Rydex VIF S&P SmallCap 600 Pure Growth	2015	13.51	13.00	14,827	13.73	13.24	558
	2014	13.98	13.51	5,764	14.18	13.73	0
	2013	10.24	13.98	13,843	10.37	14.18	551
	2012	9.58	10.24	1,695	9.68	10.37	0
	2011	9.58	9.58	5,608	9.66	9.68	758
	2010	7.91	9.58	0	7.96	9.66	0
	2009	6.11	7.91	1,412	6.14	7.96	336
	2008	9.63	6.11	1,402	9.65	6.14	329
	2007[1]	10.00	9.63	1,406	10.00	9.65	289
Rydex VIF S&P SmallCap 600 Pure Value	2015	10.89	9.10	5,673	11.07	9.26	0
	2014	11.13	10.89	3,451	11.29	11.07	0
	2013	8.07	11.13	7,095	8.16	11.29	719
	2012	6.94	8.07	10,406	7.00	8.16	4,110
	2011	7.93	6.94	10,660	7.99	7.00	252
	2010	6.65	7.93	532	6.60	7.99	0
	2009	4.18	6.56	2,341	4.20	6.60	0
	2008	7.66	4.18	0	7.68	4.20	0
	2007[1]	10.00	7.66	0	10.00	7.68	0
Rydex VIF Strengthening Dollar 2x Strategy	2015	5.93	6.49	1,176	6.02	6.61	0
	2014	4.99	5.93	0	5.06	6.02	0
	2013	5.32	4.99	3,116	5.39	5.06	6,359
	2012	5.88	5.32	6,347	5.94	5.39	0
	2011	6.36	5.88	16,125	6.41	5.94	0
	2010	6.89	6.36	2,770	6.94	6.41	0
	2009	8.48	6.89	0	8.51	6.94	0
	2008	8.31	8.48	996	8.33	8.51	0
	2007[1]	10.00	8.31	110	10.00	8.33	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Technology	2015	11.77	11.49	39,101	11.96	11.70	0
	2014	11.04	11.77	12,019	11.20	11.96	445
	2013	8.44	11.04	4,173	8.55	11.20	434
	2012	7.81	8.44	540	7.88	8.55	423
	2011	8.90	7.81	8,973	8.97	7.88	458
	2010	8.22	8.90	1,919	8.27	8.97	2,196
	2009	5.47	8.22	8,189	5.49	8.27	4,727
	2008	10.37	5.47	1,409	10.39	5.49	83
	2007[1]	10.00	10.37	87	10.00	10.39	501
Rydex VIF Telecommunications	2015	7.10	6.40	3,818	7.21	6.51	0
	2014	7.16	7.10	15,716	7.26	7.21	0
	2013	6.31	7.16	2,516	6.39	7.26	0
	2012	6.23	6.31	17,911	6.29	6.39	727
	2011	7.53	6.23	7,264	7.59	6.29	706
	2010	6.81	7.53	293	6.85	7.59	0
	2009	5.48	6.81	0	5.50	6.85	190
	2008	10.37	5.48	1,092	10.39	5.50	641
	2007[1]	10.00	10.37	0	10.00	10.39	0
Rydex VIF Transportation	2015	13.82	11.47	6,486	14.05	11.68	0
	2014	11.65	13.82	10,620	11.82	14.05	578
	2013	8.01	11.65	2,619	8.10	11.82	678
	2012	7.05	8.01	13,012	7.12	8.10	0
	2011	8.21	7.05	7,431	8.27	7.12	0
	2010	6.84	8.21	2,365	6.88	8.27	701
	2009	6.03	6.84	0	6.06	6.88	0
	2008	8.35	6.03	1,954	8.37	6.06	0
	2007[1]	10.00	8.35	0	10.00	8.37	0
Rydex VIF U.S. Government Money Market	2015	7.96	7.69	1,994,315	8.09	7.83	878
	2014	8.24	7.96	2,767,047	8.36	8.09	3,012
	2013	8.53	8.24	769,309	8.64	8.36	4,042
	2012	8.83	8.53	1,215,511	8.92	8.64	18,083
	2011	9.14	8.83	170,587	9.22	8.92	45,675
	2010	9.47	9.14	89,039	9.52	9.22	25,067
	2009	9.79	9.47	166,194	9.83	9.52	56,682
	2008	10.02	9.79	363,810	10.04	9.83	118,283
	2007[1]	10.00	10.02	61,319	10.00	10.04	19,057
Rydex VIF Utilities	2015	12.25	10.96	4,596	12.45	11.16	0
	2014	10.32	12.25	138,504	10.46	12.45	0
	2013	9.40	10.32	5,828	9.51	10.46	0
	2012	9.62	9.40	3,468	9.72	9.51	0
	2011	8.56	9.62	2,443	8.63	9.72	0
	2010	8.29	8.56	2,695	8.34	8.63	1,993
	2009	7.54	8.29	4,892	7.57	8.34	622
	2008	11.09	7.54	2,886	11.11	7.57	0
	2007[1]	10.00	11.09	2,213	10.00	11.11	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Weakening Dollar 2x Strategy	2015	6.02	4.84	5,258	6.12	4.93	0
	2014	7.98	6.02	5,544	8.10	6.12	0
	2013	8.50	7.98	4,767	8.60	8.10	0
	2012	8.73	8.50	3,727	8.82	8.60	760
	2011	9.39	8.73	0	9.46	8.82	737
	2010	10.29	9.39	0	10.35	9.46	0
	2009	9.99	10.29	0	10.03	10.35	0
	2008	11.79	9.99	0	11.81	10.03	7,463
	2007[1]	10.00	11.79	7,960	10.00	11.81	26,465
SEI VP Balanced Strategy	2015	9.93	9.27	4,360	9.94	9.30	0
	2014[7]	10.00	9.93	4,328	10.00	9.94	0
SEI VP Conservative Strategy	2015	9.89	9.51	1,656	9.90	9.54	0
	2014[7]	10.00	9.89	1,646	10.00	9.90	0
SEI VP Defensive Strategy	2015	9.81	9.43	0	9.82	9.46	0
	2014[7]	10.00	9.81	0	10.00	9.82	0
SEI VP Market Growth Strategy	2015	9.95	9.26	0	9.96	9.29	0
	2014[7]	10.00	9.95	18	10.00	9.96	0
SEI VP Market Plus Strategy	2015	10.02	9.31	6,948	10.04	9.34	0
	2014[7]	10.00	10.02	3,128	10.00	10.04	0
SEI VP Moderate Strategy	2015	10.00	9.54	0	10.01	9.57	0
	2014[7]	10.00	10.00	0	10.00	10.01	0
T. Rowe Price Blue Chip Growth	2015	15.15	16.22	118,831	15.27	16.37	0
	2014	14.41	15.15	61,373	14.49	15.27	0
	2013	10.59	14.41	38,383	10.63	14.49	0
	2012	9.30	10.59	5,120	9.31	10.63	762
	2011[3]	10.00	9.30	1,398	10.00	9.31	0
T. Rowe Price Equity Income	2015	13.25	11.89	55,443	13.35	12.00	0
	2014	12.80	13.25	54,686	12.87	13.35	0
	2013	10.24	12.80	42,707	10.28	12.87	0
	2012	9.07	10.24	6,334	9.08	10.28	0
	2011[3]	10.00	9.07	1,683	10.00	9.08	0
T. Rowe Price Health Sciences	2015	22.14	24.06	20,647	22.31	24.29	0
	2014	17.47	22.14	27,663	17.56	22.31	0
	2013	12.01	17.47	11,776	12.05	17.56	0
	2012	9.49	12.01	10,391	9.50	12.05	0
	2011[3]	10.00	9.49	6,916	10.00	9.50	0
T. Rowe Price Limited-Term Bond	2015	9.09	8.79	30,773	9.16	8.87	0
	2014	9.37	9.09	23,272	9.43	9.16	0
	2013	9.71	9.37	23,565	9.75	9.43	0
	2012	9.82	9.71	17,803	9.83	9.75	0
	2011[3]	10.00	9.82	1,013	10.00	9.83	0
Templeton Developing Markets VIP Fund	2015	14.70	11.41	19,596	14.88	11.58	2,595
	2014	16.61	14.70	23,353	16.78	14.88	1,989
	2013	17.35	16.61	12,940	17.49	16.78	2,975
	2012	15.87	17.35	15,692	15.97	17.49	4,421
	2011	19.52	15.87	1,670	19.60	15.97	8,267
	2010	17.18	19.52	4,523	17.22	19.60	7,340
	2009	10.30	17.18	1,566	10.31	17.22	2,922
	2008[2]	10.00	10.30	0	10.00	10.31	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Templeton Foreign VIP Fund	2015	15.03	13.58	2,082	15.22	13.77	0
	2014	17.51	15.03	490	17.69	15.22	0
	2013	14.74	17.51	342	14.86	17.69	0
	2012	12.90	14.74	0	12.99	14.86	0
	2011	14.94	12.90	0	15.01	12.99	0
	2010	14.27	14.94	4,623	14.30	15.01	4,115
	2009	10.78	14.27	227	10.78	14.30	0
	2008[2]	10.00	10.78	0	10.00	10.78	0
Templeton Global Bond VIP Fund	2015	10.07	9.31	109,596	10.15	9.40	9,236
	2014	10.24	10.07	83,883	10.29	10.15	0
	2013	10.43	10.24	63,180	10.46	10.29	0
	2012	9.38	10.43	80,424	9.39	10.46	415
	2011[3]	10.00	9.38	871	10.00	9.39	403
Templeton Growth VIP Fund	2015	11.74	10.61	6,663	11.83	10.71	0
	2014	12.50	11.74	11,847	12.57	11.83	0
	2013	9.89	12.50	7,843	9.93	12.57	0
	2012	8.46	9.89	0	8.47	9.93	0
	2011[3]	10.00	8.46	0	10.00	8.47	0
Third Avenue Value	2015	10.48	9.22	0	10.56	9.31	0
	2014	10.39	10.48	5,330	10.45	10.56	0
	2013	9.04	10.39	6,766	9.07	10.45	0
	2012	7.35	9.04	615	7.36	9.07	0
	2011[3]	10.00	7.35	0	10.00	7.36	0
Transparent Value Directional Allocation VI	2015	9.66	9.07	2,243	9.67	9.10	0
	2014[8]	10.00	9.66	5,937	10.00	9.67	0
VanEck VIP Global Gold (formerly Van Eck VIP Global Gold )	2015	6.95	5.09	6,396	6.98	5.12	0
	2014	7.66	6.95	0	7.67	6.98	0
	2013[6]	10.00	7.66	0	10.00	7.67	0
VanEck VIP Global Hard Assets (formerly Van Eck VIP Global Hard Assets )	2015	6.16	3.95	6,741	6.20	3.99	0
	2014	7.90	6.16	6,595	7.95	6.20	0
	2013	7.42	7.90	15,913	7.44	7.95	0
	2012	7.45	7.42	42,872	7.46	7.44	0
	2011[3]	10.00	7.45	3,260	10.00	7.46	0
Vanguard® VIF Balanced	2015[9]	10.00	9.77	0	10.00	9.78	0
Vanguard® VIF Capital Growth	2015[9]	10.00	9.82	0	10.00	9.82	0
Vanguard® VIF Conservative Allocation	2015[9]	10.00	9.84	0	10.00	9.84	0
Vanguard® VIF Diversified Value	2015[9]	10.00	9.69	0	10.00	9.70	0
Vanguard® VIF Equity Income	2015[9]	10.00	9.78	0	10.00	9.78	0
Vanguard® VIF Equity Index	2015[9]	10.00	9.74	0	10.00	9.75	0
Vanguard® VIF Growth	2015[9]	10.00	9.88	0	10.00	9.88	0
Vanguard® VIF High Yield Bond	2015[9]	10.00	9.77	0	10.00	9.78	0
Vanguard® VIF International	2015[9]	10.00	9.70	0	10.00	9.70	0
Vanguard® VIF Mid-Cap Index	2015[9]	10.00	9.73	0	10.00	9.74	0
Vanguard® VIF Moderate Allocation	2015[9]	10.00	9.79	0	10.00	9.79	0
Vanguard® VIF REIT Index	2015[9]	10.00	10.14	0	10.00	10.14	0
Vanguard® VIF Short Term Investment Grade	2015[9]	10.00	9.91	0	10.00	9.91	0
Vanguard® VIF Small Company Growth	2015[9]	10.00	9.70	0	10.00	9.70	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Vanguard® VIF Total Bond Market Index	2015[9]	10.00	9.92	0	10.00	9.93	0
Vanguard® VIF Total Stock Market Index	2015[9]	10.00	9.73	0	10.00	9.73	0
Virtus Equity Trend (formerly Virtus Premium AlphaSector Series )	2015	11.16	9.77	10,707	11.19	9.83	2,702
	2014	11.30	11.16	28,256	11.31	11.19	0
	2013[6]	10.00	11.30	8,702	10.00	11.31	0
Virtus International Series	2015	9.18	7.94	7,389	9.21	7.98	0
	2014	9.89	9.18	9,992	9.90	9.21	0
	2013[6]	10.00	9.89	4,913	10.00	9.90	0
Virtus Multi-Sector Fixed Income Series	2015	9.51	9.07	16,389	9.54	9.12	0
	2014	9.66	9.51	15,985	9.67	9.54	0
	2013[6]	10.00	9.66	2,605	10.00	9.67	0
Virtus Real Estate Securities Series	2015	11.19	11.06	13,238	11.22	11.12	0
	2014	8.80	11.19	7,753	8.81	11.22	0
	2013[6]	10.00	8.80	0	10.00	8.81	0
Virtus Small-Cap Growth Series	2015	11.29	10.98	3,166	11.30	11.02	0
	2014 [7]	10.00	11.29	3,436	10.00	11.30	0
Virtus Strategic Allocation Series	2015	11.35	10.37	0	11.38	10.43	0
	2014	10.92	11.35	0	10.94	11.38	0
	2013[6]	10.00	10.92	0	10.00	10.94	0
Voya MidCap Opportunities Portfolio	2015	13.53	13.08	0	13.58	13.16	0
	2014	12.92	13.53	2	12.94	13.58	0
	2013	10.17	12.92	0	10.17	12.94	0
	2012[5]	10.00	10.17	0	10.00	10.17	0
VY Clarion Global Real Estate Portfolio	2015	11.10	10.52	7,691	11.14	10.59	0
	2014	10.11	11.10	7,370	10.13	11.14	0
	2013	10.11	10.11	9,347	10.11	10.13	0
	2012[5]	10.00	10.11	0	10.00	10.11	0
VY Clarion Real Estate Portfolio	2015	12.47	12.39	3,111	12.53	12.46	0
	2014	9.95	12.47	11,431	9.97	12.53	0
	2013	10.11	9.95	5,526	10.11	9.97	0
	2012[5]	10.00	10.11	0	10.00	10.11	0
Wells Fargo International Equity VT (formerly Wells Fargo Advantage International Equity VT )	2015	9.41	9.26	2,428	9.49	9.35	0
	2014	10.30	9.41	3,278	10.35	9.49	0
	2013	8.92	10.30	0	8.95	10.35	0
	2012	8.13	8.92	0	8.15	8.95	0
	2011[3]	10.00	8.13	0	10.00	8.15	0
Wells Fargo Omega Growth VT (formerly Wells Fargo Advantage Omega Growth VT )	2015	13.35	13.07	1,341	13.45	13.19	0
	2014	13.30	13.35	11,196	13.37	13.45	0
	2013	9.84	13.30	3,528	9.88	13.37	0
	2012	8.46	9.84	0	8.47	9.88	0
	2011[3]	10.00	8.46	0	10.00	8.47	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Wells Fargo Opportunity VT (formerly Wells Fargo Advantage Opportunity VT )	2015	13.76	12.88	1,144	13.98	13.12	0
	2014	12.90	13.76	1,115	13.08	13.98	0
	2013	10.22	12.90	1,091	10.34	13.08	0
	2012	9.16	10.22	1,672	9.25	10.34	0
	2011	10.03	9.16	987	10.11	9.25	94
	2010	8.39	10.03	1,108	8.44	10.11	1,347
	2009	5.88	8.39	1,101	5.90	8.44	1,735
	2008	10.15	5.88	0	10.17	5.90	0
	2007[1]	10.00	10.15	652	10.00	10.17	0
Western Asset Variable Global High Yield Bond	2015	9.76	8.86	3,794	9.80	8.91	0
	2014	10.26	9.76	3,682	10.28	9.80	0
	2013	10.01	10.26	2,876	10.01	10.28	0
	2012[5]	10.00	10.01	0	10.00	10.01	0
1   For the period March 19, 2007 (the inception date) to December 31, 2007.
2   For the period November 17, 2008 (the date first publicly offered) to December 31, 2008.
3   For the period April 18, 2011 (date of inception) through December 31, 2011.
4   Effective April 30, 2012, DWS Blue Chip VIP merged into DWS Growth & Income VIP, which was renamed Deutsche Core Equity VIP. The values in the table for the period prior to the merger reflect investment in DWS Blue Chip VIP.
5   For the period December 28, 2012 (date of inception) through December 31, 2012.
6   For the period May 1, 2013 (the date first publicly offered) to December 31, 2013.
7   For the period May 1, 2014 (the date first publicly offered) to December 31, 2014.
8   For the period June 2, 2014 (the date first publicly offered) to December 31, 2014.
9   For the period November 20, 2015 (the date first publicly offered) to December 31, 2015.

Rider Available for Purchase Only Prior to February 1, 2010

6% Dollar for Dollar Guaranteed Minimum Income Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — Under this rider, we provide a future “safety net” by offering you the ability to receive guaranteed minimum fixed annuity payments when you annuitize. This means you will know the level of minimum income that will be available to you upon annuitization (the “Guaranteed Minimum Income Benefit”), regardless of fluctuating market conditions (and assuming you make withdrawals within a specified amount, as discussed below).
There are several important points for you to consider before purchasing the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider:
•
There is a ten-year waiting period before you can apply the Guaranteed Minimum Income Benefit to Annuity Payments. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 60 at issue and will be required to annuitize the Contract at age 70 ½ to meet federal minimum distribution requirements for Qualified Plans.

•
Because the annuity rates under the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider are based on conservative actuarial factors, the amount of lifetime income that the riders guarantee may be less than the amount of income that would be provided by applying your proceeds under the Contract to then-current annuity rates for the same Annuity Option. However, when you annuitize you are not required to apply the Guaranteed Minimum Income Benefit to receive Annuity Payments, and may instead apply your proceeds under the Contract to an Annuity Option at our then-current annuity rates.

•
Because you are not required to use the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider to receive Annuity Payments, and because you may never need to rely upon the Guaranteed Minimum Income Benefit, the benefit should be viewed as a payment “floor.” However, we will not refund charges paid for the rider if you do not receive the Guaranteed Minimum Income Benefit. Please consider that you may pay for the rider during the life of the Contract without receiving any of its benefits.

How do you calculate the Guaranteed Minimum Income Benefit? The Guaranteed Minimum Income Benefit is equal to:
•	Purchase Payments received during the three-year period that starts on the date the rider is issued (including any Credit Enhancements applied in connection with those Purchase Payments), less
•	any premium tax, less
•	an adjustment for withdrawals, increased
•	at an annual effective rate of interest of 6%.
Note: There are some important points to understand about the interest we credit to the Guaranteed Minimum Income Benefit.
•
We take into account the timing of when we receive each Purchase Payment and when you make a withdrawal for purposes of determining when we credit interest under the Guaranteed Minimum Income Benefit calculation.

•
We only credit interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. This rider may not be appropriate for you if you plan on electing an early Annuity Start Date or if the Annuitant is nearing his or her 80th birthday.

•
We credit a maximum rate of 3% for amounts allocated to the Rydex VIF U.S. Government Money Market Subaccount; however, you will still pay the full rider charge. You will not receive the benefit of the 6% rate in determining the Guaranteed Minimum Income Benefit for amounts in this Subaccount. We may add new Subaccounts in the future that will earn only the 3% rate in calculating the Guaranteed Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

What happens if I make withdrawals? You may withdraw up to a specified amount each Contract Year (the “Annual Limit”), without a proportional reduction in the Guaranteed Minimum Income Benefit.
•
This means that when you make a withdrawal that does not exceed the Annual Limit, we only reduce the Guaranteed Minimum Income Benefit as of the date of the withdrawal by the exact dollar amount of the withdrawal (including any applicable withdrawal charges, any Credit Enhancement forfeitures, and any premium tax charges).

The initial Annual Limit is equal to:
•	6% of the initial Purchase Payment (not including any Credit Enhancement) if you purchase this rider when you purchase the Contract.
•	6% of Contract Value if you purchase this rider on a Contract Anniversary.
The Annual Limit will remain the same each Contract Year unless you make additional Purchase Payments after we issue the rider or withdraw more than the Annual Limit.
Note: You cannot carry over any portion of the Annual Limit that is not withdrawn during a Contract Year for withdrawal in a future Contract Year.
What happens if I make a withdrawal that exceeds the Annual Limit? If you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit, we will make a proportional reduction in the Guaranteed Minimum Income Benefit with regard to the excess withdrawal.
•	This means that when you make a withdrawal that exceeds the Annual Limit, we reduce the Guaranteed Minimum Income Benefit as follows:
➢	first by any portion of the withdrawal that does not exceed the Annual Limit (including any applicable withdrawal charges, any Credit Enhancement forfeitures, and any premium tax charges), and
➢	second by a percentage that equals (a) divided by (b), where:
a.	is the amount of the withdrawal that exceeds the Annual Limit, and
b.	is the Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit.
Note: This rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Minimum Income Benefit. If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit. You should consult a tax adviser before purchasing the Guaranteed Minimum Income Benefit rider with a qualified contract.
We also will reduce the Annual Limit by a percentage that equals (a) divided by (b), where:
a.	is the amount of the withdrawal that exceeds the Annual Limit, and
b.	is the Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit.
The new Annual Limit will be the Annual Limit for all future Contract Years unless you make additional Purchase Payments or again withdraw more than the Annual Limit, which will require us to again adjust the Annual Limit.
What happens if I make Purchase Payments? We will increase the Annual Limit in an amount equal to 6% of any Purchase Payment you make after the rider is issued (not including any Credit Enhancement). Unless made during the first three years after the rider’s issue date, we will not increase the Guaranteed Minimum Income Benefit if you make additional Purchase Payments.
What happens when I annuitize? Beginning on the tenth anniversary of the date we issued the rider, you may apply the Guaranteed Minimum Income Benefit, less any applicable premium tax, to purchase a fixed Annuity under:

1.	Annuity Option 2,
2.	Annuity Option 4B, or
3.	the Alternate Benefit, as discussed below.
If you choose Annuity Option 2 or Annuity Option 4B:
•
You may purchase a fixed Annuity within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. This means that if you annuitize before the tenth anniversary, or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Guaranteed Minimum Income Benefit is not available.

•	Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10‑year period certain.
•	Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10‑year period certain.
•	We base the annuity rates under the rider for these Options upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2%.
•	For more information, see the discussion of Option 2 and Option 4B under “Annuity Options.”
If you choose the Alternate Benefit:
•
The Alternate Benefit is available only on the tenth anniversary of the date we issued the rider and is not available thereafter. You may elect the Alternate Benefit by providing written notice to us within the 30-day period following the tenth anniversary of the date we issued the rider.

•
The Alternate Benefit provides for fixed Annuity payments on a monthly, quarterly, semiannual, or annual basis for a period of 15 years. Annuity payments are equal to the amount determined by dividing (a) by (b), where:

a.	is the Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, and
b.	is the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):
Payment Frequency	Total Number of Payments
Monthly	180
Quarterly	60
Semiannual	30
Annual	15

Note:  Because payments are made over a specified period rather than for life, we calculate the Alternate Benefit without using annuity rates. The Alternate Benefit represents the return of your Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, over a period of 15 years without crediting interest on that amount.
•
We guarantee that the Alternate Benefit will be at least equal to an amount determined by applying the Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, to Annuity Option 7 with a 15-year period certain. See the discussion of Option 7 under “Annuity Options.”

Are there age restrictions on purchasing this rider? On the date the rider was issued, the Annuitant must have been age 79 or younger.

Prospectus
ELITEDESIGNS® VARIABLE ANNUITY

May 1, 2016

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, LLC

6915B (PRS)	32-69150-02 2016 /05/01

ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued on or after April 18, 2011)
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497
This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:1

•	7Twelve™ Balanced Portfolio
•	AB VPS Dynamic Asset Allocation
•	AB VPS Global Thematic Growth
•	AB VPS Growth and Income
•	AB VPS Small/Mid Cap Value
•	Adaptive Allocation Portfolio
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Blue Chip Income and Growth
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Global Growth and Income
•	American Funds IS® Global Small Capitalization
•	American Funds IS® Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® International Growth and Income
•	American Funds IS® Mortgage
•	American Funds IS® New World
•	American Funds IS® U.S. Government/ AAA‑Rated Securities
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock Global Opportunities V.I.
•	BlackRock High Yield V.I.
•	BlackRock Large Cap Core V.I.
•	BlackRock Large Cap Growth V.I.
•	Deutsche Capital Growth VIP
•	Deutsche Core Equity VIP
•	Deutsche Global Growth VIP
•	Deutsche Global Small Cap VIP
•	Deutsche Government & Agency Securities VIP
•	Deutsche High Income VIP
•	Deutsche Large Cap Value VIP
•	Deutsche Small Mid Cap Value VIP
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index

The Securities and Exchange Commission has not approved or disapproved these securities or deter-mined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2016

V6915B (PRS)	32-69150-02 2016/05/01

•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	Eaton Vance VT Floating-Rate Income
•	Eaton Vance VT Large-Cap Value
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	FormulaFolios US Equity Portfolio
•	Franklin Flex Cap Growth VIP Fund
•	Franklin Growth and Income VIP Fund
•	Franklin High Income VIP Fund
•	Franklin Income VIP Fund
•	Franklin Large Cap Growth VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Small-Mid Cap Growth VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Goldman Sachs VIT Strategic International Equity
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF CLS AdvisorOne Global Diversified Equity
•	Guggenheim VIF CLS AdvisorOne Global Growth
•	Guggenheim VIF CLS AdvisorOne Growth and Income
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Macro Opportunities
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi-Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
•	Invesco V.I. Balanced-Risk Allocation
•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
•	Invesco V.I. Global Health Care
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. Growth and Income
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Managed Volatility
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. S&P 500 Index
•	Invesco V.I. Small Cap Equity
•	Ivy Funds VIP Asset Strategy
•	Ivy Funds VIP Balanced
•	Ivy Funds VIP Core Equity
•	Ivy Funds VIP Dividend Opportunities
•	Ivy Funds VIP Energy
•	Ivy Funds VIP Global Bond
•	Ivy Funds VIP Global Growth
•	Ivy Funds VIP Global Natural Resources
•	Ivy Funds VIP Growth
•	Ivy Funds VIP High Income
•	Ivy Funds VIP International Core Equity
•	Ivy Funds VIP Limited-Term Bond
•	Ivy Funds VIP Mid Cap Growth
•	Ivy Funds VIP Real Estate Securities
•	Ivy Funds VIP Science and Technology
•	Ivy Funds VIP Small Cap Growth
•	Ivy Funds VIP Small Cap Value
•	Ivy Funds VIP Value
•	Janus Aspen Enterprise
•	Janus Aspen Forty
•	Janus Aspen Janus Portfolio
•	Janus Aspen Overseas
•	Janus Aspen Perkins Mid Cap Value
•	JPMorgan Insurance Trust Core Bond Portfolio
•	JPMorgan Insurance Trust Intrepid MidCap Portfolio
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust US Equity Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Calibrated Dividend Growth VC
•	Lord Abbett Series Classic Stock VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Stock VC
•	Lord Abbett Series Total Return VC

4

•	Lord Abbett Series Value Opportunities VC
•	MFS® VIT Emerging Markets Equity
•	MFS® VIT Global Tactical Allocation
•	MFS® VIT High Yield
•	MFS® VIT II MA Investors Growth Stock
•	MFS® VIT II Research International
•	MFS® VIT International Value
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Total Return
•	MFS® VIT Total Return Bond
•	MFS® VIT Utilities
•	Morgan Stanley UIF Emerging Markets Debt
•	Morgan Stanley UIF Emerging Markets Equity
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio (formerly Ibbotson Aggressive Growth ETF Asset Allocation )
•	Morningstar Balanced ETF Asset Allocation Portfolio (formerly Ibbotson Balanced ETF Asset Allocation )
•	Morningstar Conservative ETF Asset Allocation Portfolio (formerly Ibbotson Conservative ETF Asset Allocation )
•	Morningstar Growth ETF Asset Allocation Portfolio (formerly Ibbotson Growth ETF Asset Allocation )
•	Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly Ibbotson Income and Growth ETF Asset Allocation )
•	Neuberger Berman AMT Guardian
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (Unhedged)
•	PIMCO VIT Global Bond (Unhedged)
•	PIMCO VIT Global Multi‑Asset Managed Allocation
•	PIMCO VIT High Yield
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return
•	Pioneer Bond VCT
•	Pioneer Emerging Markets VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Absolute Return 500
•	Putnam VT Capital Opportunities
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Investors
•	Putnam VT Voyager
•	Redwood Managed Volatility
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Dow 2x Strategy
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Europe 1.25x Strategy
•	Rydex VIF Financial Services
•	Rydex VIF Government Long Bond 1.2x Strategy
•	Rydex VIF Health Care
•	Rydex VIF High Yield Strategy
•	Rydex VIF Internet
•	Rydex VIF Inverse Dow 2x Strategy
•	Rydex VIF Inverse Government Long Bond Strategy
•	Rydex VIF Inverse Mid-Cap Strategy
•	Rydex VIF Inverse NASDAQ-100® Strategy
•	Rydex VIF Inverse Russell 2000® Strategy
•	Rydex VIF Inverse S&P 500 Strategy
•	Rydex VIF Japan 2x Strategy
•	Rydex VIF Leisure
•	Rydex VIF Mid-Cap 1.5x Strategy
•	Rydex VIF NASDAQ-100®
•	Rydex VIF NASDAQ-100® 2x Strategy
•	Rydex VIF Nova
•	Rydex VIF Precious Metals
•	Rydex VIF Real Estate
•	Rydex VIF Retailing
•	Rydex VIF Russell 2000® 1.5x Strategy
•	Rydex VIF Russell 2000® 2x Strategy
•	Rydex VIF S&P 500 2x Strategy
•	Rydex VIF S&P 500 Pure Growth
•	Rydex VIF S&P 500 Pure Value
•	Rydex VIF S&P MidCap 400 Pure Growth
•	Rydex VIF S&P MidCap 400 Pure Value
•	Rydex VIF S&P SmallCap 600 Pure Growth
•	Rydex VIF S&P SmallCap 600 Pure Value
•	Rydex VIF Strengthening Dollar 2x Strategy
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	Rydex VIF Weakening Dollar 2x Strategy
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
•	SEI VP Defensive Strategy
•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy

5

•	SEI VP Moderate Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
•	Third Avenue Value
•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Global Bond Portfolio”)
•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Small Portfolio”)
•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Value Portfolio”)
•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Short‑Term Fixed Portfolio”)
•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA U.S. Large Value Portfolio”)
•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA U.S. Targeted Value Portfolio”)
•	VanEck VIP Global Gold (formerly Van Eck VIP Global Gold )
•	VanEck VIP Global Hard Assets (formerly Van Eck VIP Global Hard Assets )
•	Vanguard® VIF Balanced
•	Vanguard® VIF Capital Growth
•	Vanguard® VIF Conservative Allocation
•	Vanguard® VIF Diversified Value
•	Vanguard® VIF Equity Income
•	Vanguard® VIF Equity Index
•	Vanguard® VIF Growth
•	Vanguard® VIF High Yield Bond
•	Vanguard® VIF International
•	Vanguard® VIF Mid-Cap Index
•	Vanguard® VIF Moderate Allocation
•	Vanguard® VIF REIT Index
•	Vanguard® VIF Short Term Investment Grade
•	Vanguard® VIF Small Company Growth
•	Vanguard® VIF Total Bond Market Index
•	Vanguard® VIF Total Stock Market Index
•	Virtus Equity Trend (formerly Virtus Premium AlphaSector™ Series )
•	Virtus International Series
•	Virtus Multi-Sector Fixed Income Series
•	Virtus Real Estate Securities Series
•	Virtus Small-Cap Growth Series
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio
•	VY Clarion Global Real Estate Portfolio
•	VY Clarion Real Estate Portfolio
•	Wells Fargo International Equity VT (formerly Wells Fargo Advantage International Equity VT)
•	Wells Fargo Omego Growth VT (formerly Wells Fargo Advantage Omega Growth VT)
•	Wells Fargo Opportunity VT (formerly Wells Fargo Advantage Opportunity VT)

•	Western Asset Variable Global High Yield Bond

1	Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See “Closed Subaccounts.”
Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”
This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2016 , which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page 51 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

6

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

7

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — The Annuity Adminis-tration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin as elected by the Owner.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount paid to the Company as consideration for the Contract.
Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

8

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.
Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual (“Non‑Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code of 1986, as amended (“IRA” or “Qualified Contract”). Please see the discussion under “The Contract” for more detailed information.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different invest-ment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”
Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser)) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”
Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider.
The rider is available only at issue. You cannot change or cancel the rider after it is issued. The rider may not be available in all states. See the detailed description of the rider under “Return of Premium Death Benefit Rider.”

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The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge.”
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments; or (2) Contract Value, plus any charges deducted from such Contract Value.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount’s average daily net assets. We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See “Mortality and Expense Risk Charge.”
Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.
The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge” for more information.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”
Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and

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Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”
Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. How-ever, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)
Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts care-fully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling (785) 438‑3000 or 1‑800‑888‑2461.
Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your

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Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”
Charge
Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None

Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Charge
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge[1]	0.20%
Annual Administration Charge[2]	0.65%
Return of Premium Death Benefit Rider Charge[3]	0.35%
Total Separate Account Annual Expenses	1.20%
1   During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under “Mortality and Expense Risk Charge.”
2   The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”
3   The Return of Premium Death Benefit Rider charge is 0.10% for Contracts issued before December 28, 2012.

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.16%	15.21%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.16%	1.10%
1   Expenses deducted from Underlying Fund assets include manage-ment fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2015, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2015.
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2017.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge for Contracts issued on or after December 28, 2012) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$1,547	$4,133	$6,162	$9,524

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$ 138	$ 431	$ 745	$1,635

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.
Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998 The Company is a wholly owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2015, the Company had total assets under management of approximately $27 billion.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed antici-pated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to
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support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitu-tion of Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.
Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The invest-ment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.
Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the
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value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds’ prospectus.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.
An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunc-tion with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.
12b‑1 Fees. The Company and/or its subsidiary, Security Distributors, LLC (“SDL”), the principal underwriter for the Contract, receive 12b‑1 fees from certain of the Under-lying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b‑1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDL receive 12b‑1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more infor-mation). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or adminis-tered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.
Other Payments. An Underlying Fund’s adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

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For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b‑1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se2, LLC (“se2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2 may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non‑tax qualified retirement plan (“Non‑Qualified Plan”). The Contract is also eligible for purchase in connec-tion with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protec-tion for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

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Note that for Contracts issued to Massachusetts residents, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.	Contract Value; or
2.	The sum of all Purchase Payments less an adjustment for any with-drawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

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In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.
➢
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments propor-tionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.
Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circum-stances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

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If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”
Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subac-count’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Admin-istrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost
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averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automati-cally transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Admin-istrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regard-less of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated and Guggenheim Subaccounts (see chart below). The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that
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suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio manage-ment of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;
•	transfers to and from (or from and to) the same Subaccount;
•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12‑month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.
Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2[1]
1 Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater
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than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
7Twelve™ Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA-Rated Securities
30 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche Global Growth VIP, Deutsche Global Small Cap VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche Large Cap Value VIP, Deutsche Small Mid Cap Value VIP
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large-Cap Value	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
FormulaFolios US Equity Portfolio	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin High Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Macro Opportunities, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi‑Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Guggenheim VIF CLS AdvisorOne Global Diversified Equity, Guggenheim VIF CLS AdvisorOne Global Growth, Guggenheim VIF CLS AdvisorOne Growth and Income	Unlimited
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Global Growth, Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio , Morningstar Balanced ETF Asset Allocation Portfolio , Morningstar Conservative ETF Asset Allocation Portfolio , Morningstar Growth ETF Asset Allocation Portfolio , Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppen-heimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi‑Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days
Redwood Managed Volatility	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
VanEck VIP Global Gold, VanEck VIP Global Hard Assets	30 days
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index
30 days
Virtus Equity Trend, Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Real Estate Securities Series, Virtus Small-Cap Growth Series, Virtus Strategic Allocation Series	30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo International Equity VT, Wells Fargo Omega Growth VT, Wells Fargo Opportunity VT	30 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager,
25

the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemp-tions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund share-holders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Federated, Guggenheim, Probabilities , Redwood and Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated and Guggenheim Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio manage-ment of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

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Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Payment of Purchase Payments,
•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumu-lation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such trans-action by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the trans-action. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumu-lation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

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The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.20% annually, and (5) the administration charge for that Subaccount.
The mortality and expense risk charge of 0.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for the Return of Premium Death Benefit rider (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Infor-mation for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
 Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable IRA and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium
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Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such premium tax charge. See “Premium Tax Charge.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax.
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic with-drawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

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The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments or (2) Contract Value, plus any charges deducted from such Contract Value.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncol-lected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instruc-tions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discus-sion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come
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forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount’s average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.

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The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Premium Tax Charge — Various states and munici-palities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

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Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.
The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. The rider may not be available in all states.
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third Contract Anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an
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assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a with-drawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.

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Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity
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payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options under Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subse-quent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non‑natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive
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the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan represen-tative or a Notary Public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and informa-tion security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our
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service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax conse-quences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrange-ment.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Govern-
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mental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account invest-ments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying invest-ments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Under-lying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees
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of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, deter-mined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, com-mencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income there-under) may be continued in the name of the spouse as owner.

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The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regard-less of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit

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provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2016 ).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($98,000 for a married couple filing a joint return and $61,000 for a single taxpayer in 2016 ). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $184,000 and $194,000 (for 2016 ). Nondeduc-tible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

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Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contri-bution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $117,000 to $132,000 in adjusted gross income for 2016 ( $184,000 to $194,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contribu-tions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a tradi-tional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

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For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE   IRAs and SEP   IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay “qualified” higher education expenses; or (xi) made to pay certain “eligible first-time home buyer expenses.”
Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
For 2016 , the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

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Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered ”invest-ment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.
Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an invest-ment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present inter-pretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the
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Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
 It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts partici-pating in that Subaccount.
Closed Subaccount — The Subaccounts listed in the table below (“Closed Subaccounts”) are no longer available for the allocation of Purchase Payments or the transfer of Contract Value on the effective date listed below. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as “Automatic Investment Program”). If you had Contract Value in the Closed Subaccounts on the effective date, however, your Contract Value will remain invested in the Subaccount until you make a transfer or withdrawal out of the Closed Subaccount.
If you had Contract Value in the American Century VP Mid Cap Value Subaccount on May 1, 2015, your Contract Value will remain invested in the American Century VP Mid Cap Value Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from the American Century VP Mid Cap Value Subaccount, subject to transfer restrictions. Automatic allocations to the American Century VP Mid Cap Value Subaccount pursuant to an Automatic Investment Program, will continue to be in effect.
In the event that we receive a request on or after the effective date to allocate to any of the Closed Subaccount s , we will handle those transactions as follows:
New Applications. If we receive an application for a Contract with an allocation to any of the Closed Subaccount s , we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. If we receive a Purchase Payment for an existing Contract with an allocation to any of the Closed Subaccount s , we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). For the American Century VP Mid Cap Value Subaccount, this only applies to Contracts without Contract Value in the American Century VP Mid Cap Value Subaccount as of May 1, 2015.
If you had in effect an automatic allocation to the Transparent Value Directional Allocation VI Subaccount pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on the effective date . If you wish to set up a new Dollar Cost Averaging Option ,  Asset Allocation Option , or a Rebalancing Program (without the Transparent Value Directional Allocation VI Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to any of the Closed Subaccount s , we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts	Effective Date
American Century VP Mid Cap Value	May 1, 2015
Transparent Value Directional Allocation VI	April 29, 2016

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Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inap-propriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de‑registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the trans-actions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request
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a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you auto-matically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its proce-dures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — The Prospectus and Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, LLC (“ SDL ”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, LLC (“ SDL ”), for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.
Contract Sales. The Contract is offered to the public through SDL’s registered representatives, as well as through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (such broker-dealers entering into selling agreements with the Company and SDL, the “Selling Broker-Dealers”). Registered represen-tatives of SDL and of Selling Broker-Dealers must be

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licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDL , as well as to Selling Broker-Dealers through SDL. During fiscal years 2015, 2014, and 2013, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $4,756,550, $5,954,554, and $5,238,251, respectively. SDL passes through commis-sions it receives either to the SDL registered representatives involved in the sales process or to the Selling Broker-Dealers for their sales of the Contract, as applicable. SDL does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDL an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDL’s ongoing operations.
Payment of Compensation. The Company may pay commis-sions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to SDL and to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
The registered representative you work with in purchasing the Contract may receive a portion of the compen-sation the Company pays to his or her broker-dealer (including registered representatives of SDL), depending on the agreement between the broker-dealer and the registered representative and the broker-dealer’s internal compen-sation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask the registered representative that assisted you for further information about what he or she, and the broker-dealer for whom he or she works, receives in connection with your purchase of a Contract.
Compensation Paid to SDL Registered Representatives. Registered representatives of SDL may assist potential Owners in purchasing a Contract, for example, by assisting with the Contract application. In addition to a base salary and customary employee benefits, these registered representatives may receive up to 0.60% of the Purchase Payments applied to a Contract sold in the region covered by the applicable registered representative. They also may be eligible for periodic bonus payments.
Compensation Paid to Selling Broker-Dealers. The Company does not expect to pay the Selling Broker-Dealers commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives who sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connec-tion with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials for the Selling Broker-Dealers; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered
49

representatives; and (6) reim-bursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representa-tives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of Selling Broker-Dealers that received additional com-pensation from the Company in 2015 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): American Portfolios Financial Services, Inc., Cambridge Investment/RPA, Centaurus Financial, Inc., Client One Securities LLC, Essex National Securities, Inc., GWN Securities, Inc., Infinex Investments, Inc., Investacorp, Inc., J. W. Cole Financial, Inc., KMS Financial Services, Inc., Legend Equities Corporation, Lincoln Investment Planning, Inc., Money Concepts Capital Corporation, NEXT Financial Group, Inc., OFG Financial Services, Inc., PlanMember Securities Corporation, Securities America, Inc., and TransAmerica Financial Advisors, Inc.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered represen-tatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrange-ments into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connec-tion with your purchase of a Contract.
Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VIF U.S. Government Money Market Subac-count will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.
Although the Contract was not available for purchase until March 19, 2007 (and the version of the Contract described in this Prospectus became available on April 18, 2011), certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

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Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).
Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2015 , and for each of the specified periods ended December 31, 2015 and 2014, or for such portions of such periods, are included in the Statement of Additional Information.
Table of Contents for Statement of Additional Information

The Statement of Additional Information for the EliteDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1‑800‑888‑2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Sections 408 and 408A
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio		Seeks superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
AB VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein LP

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein LP
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein LP
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein LP
Adaptive Allocation Portfolio		Seeks tactical allocation.	Critical Math Advisors
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Mgmt., Inc.
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Investment Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt., Inc.
American Funds IS® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Company
American Funds IS® Blue Chip Income and Growth	4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Company
American Funds IS® Global Bond	4	Seeks, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Company
American Funds IS® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® Global Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Company
American Funds IS® Global Small Capitalization	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® Growth	4	Seeks growth of capital.	Capital Research and Mgmt. Company
American Funds IS® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Company
American Funds IS® International	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® International Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Company

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Funds IS® Mortgage	4	Seeks current income and preservation of capital.	Capital Research and Mgmt. Company
American Funds IS® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Company
American Funds IS® U.S. Government/AAA-Rated Securities	4	Seeks a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Company
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC
Deutsche Capital Growth VIP	B
Seeks long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500® Index (generally 500 of the largest companies in the US) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest US companies that have relatively higher price-to-earnings ratios and higher forecasted growth).
			Deutsche Investment Mgmt. Americas Inc.
Deutsche Core Equity VIP	B
Seeks long-term growth of capital, current income and growth of income. Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.
			Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Growth VIP	B
Seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that portfolio management considers to be “blue chip” companies.
			Deutsche Investment Mgmt. Americas Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Global Small Cap VIP	B
Seeks above-average capital appreciation over the long term. The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 30% of the aggregate market capitalization of the S&P Developed Broad Market Index). The fund may invest up to 20% of total assets in common stocks and other equities of large companies or in debt securities, including up to 5% of net assets in junk bonds (grade BB/Ba and below). The fund may invest in common stocks and other types of equities such as preferred stocks or convertible securities.
Deutsche Investment Mgmt. Americas Inc.
Deutsche Government & Agency Securities VIP	B
Seeks high current income consistent with preservation of capital. Under normal circum-stances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and repurchase agreements of US government securities. The fund normally invests all of its assets in securities issued or guaranteed by the US government, its agencies or instrumentalities, except the fund may invest up to 10% of its net assets in cash equivalents, such as money market funds, and short-term bond funds. These securities may not be issued or guaranteed by the US government, its agencies or instrumentalities.
Deutsche Investment Mgmt. Americas Inc.
Deutsche High Income VIP	B
Seeks a high level of current income. Under normal circumstances, the fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in bonds denominated in US dollars or foreign currencies from foreign issuers.
Deutsche Investment Mgmt. Americas Inc.
Deutsche Large Cap Value VIP	B
Seeks a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued. Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of total assets in foreign securities.
Deutsche Investment Mgmt. Americas Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Small Mid Cap Value VIP	B
Seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in under-valued common stocks of small and mid-size US companies. While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities. The fund’s equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks. The fund may also invest in initial public offerings and real estate investment trusts.
Deutsche Investment Mgmt. Americas Inc.
Dimensional VA Global Bond Portfolio		Seeks a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA International Small Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA International Value Portfolio		Seeks long-term capital appreciation	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio		Seeks a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA U.S. Large Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).	The Dreyfus Corporation	Mellon Capital Mgmt. Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation	Boston Company Asset Mgmt., LLC
Eaton Vance VT Floating‑Rate Income		Seeks high level of current income.	Eaton Vance Management
Eaton Vance VT Large‑Cap Value		Seeks total return.	Eaton Vance Management
Federated Fund for U.S. Government Securities II	II	Seeks current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Co.
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc., FMR Company, Inc. and other investment advisers

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Company	Geode Capital Mgmt., LLC and FMR Company, Inc.
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Growth Opportunities	Service Class 2	Seeks capital growth.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Company	Geode Capital Mgmt., LLC and FMR Company, Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc. and other investment advisers
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC	FMR Company, Inc. and other investment advisers
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc., FMR Company, Inc., FIL Investment Advisors (UK) Ltd. and other investment advisers
FormulaFolios US Equity Portfolio	1	Seeks long-term capital appreciation.	FormulaFolio Investments, LLC
Franklin Flex Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2	Seeks capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.
Franklin High Income VIP Fund	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Global Diversified Equity		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Global Growth		Seeks total return, consisting of capital growth and income.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Growth and Income		Seeks a combination of current income and growth of capital.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF Floating Rate Strategies		Seeks a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Macro Opportunities		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Seeks growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks total return, comprised of capital appreciation and income.	Guggenheim Investments
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.

58

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. S&P 500 Index	Series II	Seeks investment results that, before expenses, correspond to the total return (i.e., the combi-nation of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		Seeks total return.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Balanced		Seeks total return through a combination of capital appreciation and current income.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Dividend Opportunities		Seeks total return.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Energy		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Global Bond		Seeks a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Global Growth		Seeks to provide growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Global Natural Resources		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Growth		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP High Income		Seeks total return through a combination of high current income and capital appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP International Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Limited‑Term Bond		Seeks current income consistent with preservation of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Mid Cap Growth		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Real Estate Securities		Seeks total return through capital appreciation and current income.	Waddell & Reed Investment Mgmt. Company	Advantus Capital Mgmt.
Ivy Funds VIP Science and Technology		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Small Cap Growth		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company

59

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy Funds VIP Small Cap Value		Seeks capital appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Value		Seeks capital appreciation.	Waddell & Reed Investment Mgmt. Company
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Investment Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks high total return from a portfolio of selected equity securities.	JPMorgan Investment Mgmt.
Lord Abbett Series Bond‑Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Company LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Company LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Company LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Company LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Company LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Company LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Company LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Company LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Company LLC
Lord Abbett Series Value Opportunities VC	VC	Seeks long-term capital appreciation.	Lord, Abbett & Company LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Company

60

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Company
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Company
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Company
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return.	Morgan Stanley Investment Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Investment Mgmt. Inc.	Morgan Stanley Investment Mgmt. Ltd and Morgan Stanley Investment Mgmt. Co.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Balanced ETF Asset Allocation Portfolio	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Conservative ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC

61

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Mgmt. LLC	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent invest-ment management.	Pacific Investment Mgmt. Company LLC	Research Affiliates, LLC
PIMCO VIT Commodity-RealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Mgmt. Company LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent invest-ment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Pioneer Investment Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Mgmt., Inc.

62

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Pioneer High Yield VCT	II	Seeks to maximize total return through a combi-nation of income and capital appreciation.	Pioneer Investment Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Investment Mgmt., Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Company Inc.
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC
Putnam VT Absolute Return 500	IB
Seeks a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)	The Putnam Advisory Company, LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)	The Putnam Advisory Company, LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Redwood Managed Volatility	N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt, LLC
Rydex VIF Banking		Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments

63

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotech-nology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy	Seeks investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products	Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VIF Dow 2x Strategy
Seeks returns that match the performance, before fees and expenses, of a specific bench-mark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy	Seeks investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Guggenheim Investments
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments

64

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Government Long Bond 1.2x Strategy
Seeks investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF High Yield Strategy	Seeks investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	Guggenheim Investments
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VIF Inverse Dow 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Seeks total returns that inversely correlate, before fees and expenses, to the price move-ments of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid‑Cap Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments

65

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse NASDAQ-100® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse S&P 500 Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy	Seeks investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertain-ment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ‑100®	Seeks investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Guggenheim Investments
Rydex VIF NASDAQ‑100® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

66

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Nova
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate	Seeks capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000® 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.
Guggenheim Investments

67

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P 500 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Seeks investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications	Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation	Seeks capital appreciation by investing in companies engaged in providing transport-tation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market	Seeks security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities	Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments

68

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Weakening Dollar 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Conservative Strategy	III	Seeks to manage risk of loss while providing the opportunity for modest capital appreciation.	SIMC
SEI VP Defensive Strategy	III	Seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.	SIMC
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SIMC
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SIMC
T. Rowe Price Blue Chip Growth	II	Seeks long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited‑Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth.	Templeton Global Advisors Ltd.
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
VanEck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation
VanEck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation
Vanguard® VIF Balanced		Seeks long-term capital appreciation and reasonable current income.	The Vanguard Group, Inc.	Wellington Mgmt. Company LLP

69

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Vanguard® VIF Capital Growth		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	PRIMECAP Mgmt. Company
Vanguard® VIF Conservative Allocation		Seeks current income and low to moderate capital appreciation.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Diversified Value		Seeks long-term capital appreciation and income.	The Vanguard Group, Inc.	Barrow, Hanley, Mewhinney & Strauss, LLC
Vanguard® VIF Equity Income		Seeks an above-average level of current income and reasonable long-term capital appreciation.	The Vanguard Group, Inc.	Vanguard Equity Investment Group and Wellington Mgmt. Company LLP
Vanguard® VIF Equity Index		Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Growth		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	Jackson Square Partners, LLC, Wellington Mgmt. Company, LLP, William Blair Investment Mgmt.
Vanguard® VIF High Yield Bond		Seeks a high level of current income.	The Vanguard Group, Inc.	Wellington Mgmt. Company LLP
Vanguard® VIF International		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	Baillie Gifford Overseas Ltd., M&G Investment Mgmt. Limited, Schroder Investment Mgmt. North America Inc.
Vanguard® VIF Mid‑Cap Index		Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Moderate Allocation		Seeks capital appreciation and a low to moderate level of current income.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF REIT Index		Seeks a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Short Term Investment Grade		Seeks current income while maintaining limited price volatility.	The Vanguard Group, Inc.	Vanguard Fixed Income Group
Vanguard® VIF Small Company Growth		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	Granahan Investment Mgmt., Inc., Vanguard Equity Investment Group, Arrowpoint Partners
Vanguard® VIF Total Bond Market Index		Seeks to track the performance of a broad, market weighted bond index.	The Vanguard Group, Inc.	Vanguard Fixed Income Group
Vanguard® VIF Total Stock Market Index		Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Virtus Equity Trend	A	Seeks long-term capital appreciation.	Virtus Investment Advisers, Inc.	Euclid Advisors LLC
Virtus International Series	A	Provide investors with access to high-quality international businesses selling at attractive valuations	Virtus Investment Advisers, Inc.	Euclid Advisors LLC

70

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Virtus Multi-Sector Fixed Income Series	A	Seeks long-term total return.	Virtus Investment Advisers, Inc.	Newfleet Asset Mgmt. , LLC
Virtus Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisers, Inc.	Duff & Phelps Investment Mgmt. Co.
Virtus Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Investment Advisers, Inc.	Kanye Anderson Rudnick Investment Mgmt. Co.
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisers, Inc.	Euclid Advisors LLC and Newfleet Asset Mgmt. LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investment LLC	Voya Investment Mgmt. Company LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investment LLC	CBRE Clarion Securities, LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and current income.	Voya Investment, LLC	CBRE Clarion Securities, LLC
Wells Fargo International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Adviser, LLC	Western Asset Mgmt. Company , Western Asset Mgmt. Company Ltd. and Western Asset Mgmt. Company Pte Ltd

71

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2015.

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
7Twelve™ Balanced Portfolio	2015	9.81	8.78	19,183
	2014	10.19	9.81	18,629
	2013[6]	10.00	10.19	0
AB VPS Dynamic Asset Allocation	2015	10.03	9.56	2,549
	2014[7]	10.00	10.03	2,473
AB VPS Global Thematic Growth	2015	12.29	12.18	0
	2014	12.13	12.29	0
	2013	10.22	12.13	0
	2012[5]	10.00	10.22	0
AB VPS Growth and Income	2015	13.94	13.66	10,372
	2014	13.20	13.94	6,530
	2013	10.15	13.20	10,452
	2012[5]	10.00	10.15	0
AB VPS Small/Mid Cap Value	2015	14.28	13.01	2,472
	2014	13.57	14.28	2,972
	2013	10.20	13.57	5,379
	2012[5]	10.00	10.20	0
Adaptive Allocation Portfolio	2015	9.76	8.88	1,942
	2014	10.24	9.76	0
	2013	10.04	10.24	0
	2012[5]	10.00	10.04	0
Alger Capital Appreciation	2015	14.65	14.99	9,173
	2014	13.36	14.65	4,401
	2013	10.26	13.36	10,783
	2012	9.01	10.26	0
	2011[3]	10.00	9.01	0
Alger Large Cap Growth	2015	13.43	13.15	12,531
	2014	12.57	13.43	1,892
	2013	9.67	12.57	0
	2012	9.15	9.67	0
	2011[3]	10.00	9.15	0
ALPS/Alerian Energy Infrastructure	2015	11.50	6.89	5,870
	2014	10.64	11.50	6,569
	2013[6]	10.00	10.64	5,764
American Century VP Income & Growth	2015	14.79	13.44	36,611
	2014	13.63	14.79	19,859
	2013	10.41	13.63	0
	2012	9.42	10.41	6,528
	2011[3]	10.00	9.42	0
American Century VP Inflation Protection	2015	8.79	8.29	5,643
	2014	8.81	8.79	2,865
	2013	9.97	8.81	2,780
	2012[5]	10.00	9.97	0

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
American Century VP International	2015	10.28	9.98	18,177
	2014	11.28	10.28	12,898
	2013	9.55	11.28	13,525
	2012	8.17	9.55	1,063
	2011[3]	10.00	8.17	0
American Century VP Mid Cap Value	2015	14.51	13.80	12,460
	2014	12.92	14.51	14,478
	2013	10.30	12.92	12,292
	2012	9.17	10.30	4,563
	2011[3]	10.00	9.17	0
American Century VP Value	2015	14.29	13.25	21,861
	2014	13.10	14.29	21,794
	2013	10.31	13.10	16,954
	2012	9.32	10.31	942
	2011[3]	10.00	9.32	519
American Funds IS® Asset Allocation	2015	10.18	9.95	0
	2014[7]	10.00	10.18	0
American Funds IS® Blue Chip Income and Growth	2015	10.84	10.13	123,166
	2014[7]	10.00	10.84	3,516
American Funds IS® Global Bond	2015	9.49	8.78	910
	2014[7]	10.00	9.49	1,678
American Funds IS® Global Growth	2015	10.16	10.47	119
	2014[7]	10.00	10.16	0
American Funds IS® Global Growth and Income	2015	10.04	9.54	549
	2014[7]	10.00	10.04	0
American Funds IS® Global Small Capitalization	2015	9.91	9.58	0
	2014[7]	10.00	9.91	0
American Funds IS® Growth	2015	10.62	10.93	5,630
	2014[7]	10.00	10.62	22
American Funds IS® Growth-Income	2015	10.61	10.38	917
	2014[7]	10.00	10.61	0
American Funds IS® International	2015	9.42	8.67	9,525
	2014[7]	10.00	9.42	0
American Funds IS® International Growth and Income	2015	9.15	8.32	13,866
	2014[7]	10.00	9.15	0
American Funds IS® Mortgage	2015	9.98	9.79	1,938
	2014[7]	10.00	9.98	0
American Funds IS® New World	2015	9.04	8.44	19,955
	2014[7]	10.00	9.04	5,434
American Funds IS® U.S. Government/AAA‑Rated Securities	2015	9.96	9.75	16,953
	2014[7]	10.00	9.96	2,038
BlackRock Basic Value V.I.	2015	13.68	12.40	0
	2014	12.92	13.68	12,138
	2013	9.71	12.92	15,349
	2012	8.84	9.71	0
	2011[3]	10.00	8.84	0
BlackRock Capital Appreciation V.I.	2015	12.56	12.93	0
	2014	11.97	12.56	6,978
	2013	9.29	11.97	0
	2012	8.47	9.29	0
	2011[3]	10.00	8.47	0

A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
BlackRock Equity Dividend V.I.	2015	13.04	12.49	17,585
	2014	12.38	13.04	21,943
	2013	10.32	12.38	28,026
	2012	9.55	10.32	20,662
	2011[3]	10.00	9.55	5,810
BlackRock Global Allocation V.I.	2015	10.45	9.99	28,010
	2014	10.61	10.45	20,101
	2013	9.60	10.61	22,404
	2012	9.04	9.60	7,906
	2011[3]	10.00	9.04	0
BlackRock Global Opportunities V.I.	2015	10.54	10.23	706
	2014	11.41	10.54	1,123
	2013	9.12	11.41	2,908
	2012	8.26	9.12	1,800
	2011[3]	10.00	8.26	0
BlackRock High Yield V.I.	2015	10.45	9.71	15,353
	2014	10.55	10.45	12,947
	2013	10.02	10.55	90,486
	2012[5]	10.00	10.02	0
BlackRock Large Cap Core V.I.	2015	13.72	13.29	3,564
	2014	12.67	13.72	0
	2013	9.85	12.67	0
	2012	9.07	9.85	0
	2011[3]	10.00	9.07	0
BlackRock Large Cap Growth V.I.	2015	14.24	14.10	2,021
	2014	12.93	14.24	1,961
	2013	10.02	12.93	1,903
	2012	9.04	10.02	0
	2011[3]	10.00	9.04	0
Deutsche Capital Growth VIP	2015	13.95	14.60	6,367
	2014	12.81	13.95	6,583
	2013	9.88	12.81	0
	2012	8.85	9.88	0
	2011[3]	10.00	8.85	0
Deutsche Core Equity VIP[4]	2015	14.20	14.40	9,647
	2014	13.18	14.20	1,462
	2013	9.95	13.18	0
	2012	8.93	9.95	0
	2011[3]	10.00	8.93	0
Deutsche Global Growth VIP	2015	10.17	9.67	0
	2014	10.55	10.17	0
	2013	8.98	10.55	0
	2012	7.87	8.98	0
	2011[3]	10.00	7.87	0
Deutsche Global Small Cap VIP	2015	11.38	11.09	464
	2014	12.31	11.38	1,555
	2013	9.39	12.31	461
	2012	8.46	9.39	200
	2011[3]	10.00	8.46	0

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Deutsche Government & Agency Securities VIP	2015	9.69	9.33	4,583
	2014	9.56	9.69	7,489
	2013	10.23	9.56	4,314
	2012	10.33	10.23	10,878
	2011[3]	10.00	10.33	2,500
Deutsche High Income VIP	2015	10.16	9.33	0
	2014	10.39	10.16	0
	2013	10.01	10.39	2,942
	2012[5]	10.00	10.01	0
Deutsche Large Cap Value VIP	2015	13.05	11.70	0
	2014	12.24	13.05	0
	2013	9.71	12.24	3,760
	2012	9.18	9.71	0
	2011[3]	10.00	9.18	0
Deutsche Small Mid Cap Value VIP	2015	12.14	11.46	0
	2014	11.95	12.14	0
	2013	9.19	11.95	7,018
	2012	8.39	9.19	0
	2011[3]	10.00	8.39	0
Dimensional VA Global Bond Portfolio	2015	9.49	9.27	63,606
	2014	9.59	9.49	30,880
	2013	10.00	9.59	6,080
	2012[5]	10.00	10.00	0
Dimensional VA International Small Portfolio	2015	11.21	11.41	55,124
	2014	12.36	11.21	22,534
	2013	10.11	12.36	2,116
	2012[5]	10.00	10.11	0
Dimensional VA International Value Portfolio	2015	10.61	9.50	79,458
	2014	11.88	10.61	39,428
	2013	10.15	11.88	13,705
	2012[5]	10.00	10.15	0
Dimensional VA Short-Term Fixed Portfolio	2015	9.29	8.97	62,041
	2014	9.65	9.29	29,271
	2013	10.00	9.65	53,813
	2012[5]	10.00	10.00	0
Dimensional VA U.S. Large Value Portfolio	2015	14.50	13.48	87,340
	2014	13.81	14.50	42,755
	2013	10.20	13.81	6,744
	2012[5]	10.00	10.20	0
Dimensional VA U.S. Targeted Value Portfolio	2015	14.18	12.93	52,407
	2014	14.21	14.18	29,333
	2013	10.21	14.21	3,346
	2012[5]	10.00	10.21	0
Dreyfus IP Small Cap Stock Index	2015	14.08	13.28	14,547
	2014	13.86	14.08	4,893
	2013	10.20	13.86	3,062
	2012[5]	10.00	10.20	0
Dreyfus IP Technology Growth	2015	13.41	13.72	444
	2014	13.02	13.41	328
	2013	10.17	13.02	282
	2012[5]	10.00	10.17	0

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Dreyfus Stock Index	2015	14.14	13.78	4,243
	2014	12.94	14.14	7,230
	2013	10.17	12.94	0
	2012[5]	10.00	10.17	0
Dreyfus VIF Appreciation	2015	12.35	11.61	5,587
	2014	11.85	12.35	0
	2013	10.16	11.85	0
	2012[5]	10.00	10.16	0
Dreyfus VIF International Value	2015	6.81	6.38	3,451
	2014	7.80	6.81	3,369
	2013	6.58	7.80	1,832
	2012	6.06	6.58	420
	2011	7.72	6.06	426
	2010	7.66	7.72	399
	2009	6.07	7.66	2,060
	2008	10.05	6.07	1,500
	2007[1]	10.00	10.05	2,220
Eaton Vance VT Floating-Rate Income	2015	9.77	9.35	14,472
	2014[7]	10.00	9.77	1,935
Eaton Vance VT Large-Cap Value	2015	10.46	9.98	3,176
	2014[7]	10.00	10.46	0
Federated Fund for U.S. Government Securities II	2015	10.38	10.08	35,975
	2014	10.27	10.38	3,354
	2013	10.85	10.27	0
	2012	10.91	10.85	0
	2011	10.67	10.91	0
	2010	10.51	10.67	4,525
	2009	10.34	10.51	21,199
	2008	10.26	10.34	16,426
	2007[1]	10.00	10.26	351
Federated High Income Bond II	2015	13.16	12.37	1,806
	2014	13.30	13.16	2,896
	2013	12.90	13.30	23,986
	2012	11.68	12.90	3,337
	2011	11.53	11.68	3,996
	2010	10.43	11.53	6,200
	2009	7.08	10.43	7,918
	2008	9.92	7.08	6,540
	2007[1]	10.00	9.92	3,878
Fidelity® VIP Balanced	2015	12.10	11.73	105,035
	2014	11.38	12.10	98,936
	2013	9.88	11.38	45,680
	2012	8.90	9.88	29,255
	2011[3]	10.00	8.90	0

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Contrafund®	2015	13.13	12.74	72,639
	2014	12.17	13.13	59,878
	2013	9.62	12.17	71,479
	2012	8.58	9.62	17,793
	2011	9.13	8.58	15,916
	2010	8.08	9.13	6,527
	2009	6.18	8.08	9,482
	2008	11.15	6.18	17,755
	2007[1]	10.00	11.15	9,440
Fidelity® VIP Disciplined Small Cap	2015	13.68	12.93	3,823
	2014	13.49	13.68	1,839
	2013	10.12	13.49	482
	2012	8.84	10.12	0
	2011[3]	10.00	8.84	510
Fidelity® VIP Emerging Markets	2015	9.88	8.56	26,578
	2014	10.11	9.88	5,001
	2013	10.09	10.11	26,868
	2012[5]	10.00	10.09	0
Fidelity® VIP Growth & Income	2015	14.69	13.83	10,363
	2014	13.79	14.69	15,115
	2013	10.71	13.79	4,760
	2012	9.38	10.71	6,121
	2011[3]	10.00	9.38	0
Fidelity® VIP Growth Opportunities	2015	13.64	13.89	14,919
	2014	12.61	13.64	21,749
	2013	9.49	12.61	23,561
	2012	8.24	9.49	6,665
	2011	8.36	8.24	0
	2010	7.01	8.36	0
	2009	4.99	7.01	965
	2008	11.50	4.99	0
	2007[1]	10.00	11.50	1,010
Fidelity® VIP High Income	2015	9.95	9.24	2,690
	2014	10.21	9.95	4,925
	2013	10.00	10.21	70,199
	2012[5]	10.00	10.00	0
Fidelity® VIP Index 500	2015	12.67	12.37	102,940
	2014	11.57	12.67	100,999
	2013	9.08	11.57	289,639
	2012	8.13	9.08	19,092
	2011	8.27	8.13	7,037
	2010	7.46	8.27	5,441
	2009	6.11	7.46	6,163
	2008	10.07	6.11	3,159
	2007[1]	10.00	10.07	1,123

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Investment-Grade Bond	2015	11.07	10.60	67,542
	2014	10.85	11.07	50,550
	2013	11.47	10.85	27,900
	2012	11.24	11.47	22,498
	2011	10.87	11.24	15,062
	2010	10.46	10.87	16,532
	2009	9.38	10.46	24,316
	2008	10.06	9.38	7,921
	2007[1]	10.00	10.06	2,872
Fidelity® VIP Mid Cap	2015	12.31	11.70	45,984
	2014	12.02	12.31	43,460
	2013	9.16	12.02	49,071
	2012	8.27	9.16	3,201
	2011[3]	10.00	8.27	115
Fidelity® VIP Overseas	2015	10.04	10.02	8,154
	2014	11.34	10.04	5,379
	2013	9.02	11.34	1,074
	2012	7.75	9.02	0
	2011[3]	10.00	7.75	0
Fidelity® VIP Real Estate	2015	13.68	13.67	40,695
	2014	10.91	13.68	41,484
	2013	11.11	10.91	16,418
	2012	9.72	11.11	12,194
	2011[3]	10.00	9.72	517
Fidelity® VIP Strategic Income	2015	10.20	9.66	8,817
	2014	10.21	10.20	7,978
	2013	10.57	10.21	6,488
	2012	9.92	10.57	25,009
	2011[3]	10.00	9.92	0
FormulaFolios US Equity Portfolio	2015[9]	10.00	9.95	0
Franklin Flex Cap Growth VIP Fund	2015	12.56	12.67	0
	2014	12.25	12.56	4,978
	2013	9.23	12.25	0
	2012	8.74	9.23	0
	2011[3]	10.00	8.74	0
Franklin Growth and Income VIP Fund	2015	13.64	13.06	1,910
	2014	12.93	13.64	1,854
	2013	10.33	12.93	1,799
	2012	9.53	10.33	8,119
	2011[3]	10.00	9.53	0
Franklin High Income VIP Fund	2015	10.98	9.64	13,475
	2014	11.37	10.98	31,663
	2013	10.92	11.37	741,988
	2012	9.78	10.92	20,900
	2011[3]	10.00	9.78	1,209
Franklin Income VIP Fund	2015	11.44	10.27	64,851
	2014	11.32	11.44	209,620
	2013	10.28	11.32	57,983
	2012	9.45	10.28	8,582
	2011[3]	10.00	9.45	0

A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin Large Cap Growth VIP Fund	2015	13.48	13.75	0
	2014	12.41	13.48	2,102
	2013	9.98	12.41	0
	2012	9.20	9.98	0
	2011[3]	10.00	9.20	0
Franklin Mutual Global Discovery VIP Fund	2015	12.50	11.63	27,531
	2014	12.24	12.50	28,245
	2013	9.93	12.24	14,468
	2012	9.06	9.93	0
	2011[3]	10.00	9.06	0
Franklin Mutual Shares VIP Fund	2015	12.90	11.85	0
	2014	12.47	12.90	3,092
	2013	10.06	12.47	2,441
	2012	9.12	10.06	0
	2011[3]	10.00	9.12	0
Franklin Rising Dividends VIP Fund	2015	14.05	13.07	27,298
	2014	13.37	14.05	28,673
	2013	10.67	13.37	68,266
	2012	9.87	10.67	10,985
	2011[3]	10.00	9.87	0
Franklin Small Cap Value VIP Fund	2015	12.78	11.44	8,331
	2014	13.16	12.78	8,007
	2013	10.00	13.16	3,883
	2012	8.74	10.00	13,972
	2011[3]	10.00	8.74	0
Franklin Small-Mid Cap Growth VIP Fund	2015	24.23	22.78	2,733
	2014	23.33	24.23	3,708
	2013	17.48	23.33	5,065
	2012	16.32	17.48	434
	2011	17.75	16.32	2,332
	2010	14.40	17.75	737
	2009	10.38	14.40	600
	2008[2]	10.00	10.38	0
Franklin Strategic Income VIP Fund	2015	10.41	9.66	18,735
	2014	10.58	10.41	16,865
	2013	10.60	10.58	13,357
	2012	9.73	10.60	39,622
	2011[3]	10.00	9.73	0
Franklin U.S. Government Securities VIP Fund	2015	9.53	9.25	8,275
	2014	9.54	9.53	14,258
	2013	10.11	9.54	8,441
	2012	10.27	10.11	554
	2011[3]	10.00	10.27	6,095
Goldman Sachs VIT Growth Opportunities	2015	13.87	12.70	3,878
	2014	12.92	13.87	5,417
	2013	10.12	12.92	3,579
	2012	8.77	10.12	3,381
	2011[3]	10.00	8.77	0

A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Goldman Sachs VIT High Quality Floating Rate	2015	9.64	9.27	17,685
	2014	9.99	9.64	33,203
	2013	10.30	9.99	28,993
	2012	10.37	10.30	11,400
	2011[3]	10.00	10.37	0
Goldman Sachs VIT Large Cap Value	2015	13.75	12.68	11,032
	2014	12.64	13.75	7,606
	2013	9.84	12.64	1,527
	2012	8.58	9.84	0
	2011[3]	10.00	8.58	1,047
Goldman Sachs VIT Mid Cap Value	2015	13.69	11.97	32,245
	2014	12.51	13.69	43,021
	2013	9.77	12.51	7,841
	2012	8.56	9.77	1,084
	2011[3]	10.00	8.56	0
Goldman Sachs VIT Small Cap Equity Insights	2015	13.17	12.40	0
	2014	12.78	13.17	0
	2013	9.77	12.78	0
	2012	8.99	9.77	0
	2011[3]	10.00	8.99	0
Goldman Sachs VIT Strategic Growth	2015	14.93	14.88	8,209
	2014	13.63	14.93	10,608
	2013	10.69	13.63	7,231
	2012	9.25	10.69	0
	2011[3]	10.00	9.25	0
Goldman Sachs VIT Strategic International Equity	2015	9.93	9.67	2,267
	2014	11.14	9.93	11,753
	2013	9.32	11.14	17,559
	2012	7.98	9.32	1,993
	2011[3]	10.00	7.98	0
Guggenheim VIF All Cap Value	2015	21.00	19.34	16
	2014	20.20	21.00	8
	2013	15.70	20.20	0
	2012	14.07	15.70	0
	2011	15.22	14.07	0
	2010	13.51	15.22	0
	2009	10.52	13.51	0
	2008[2]	10.00	10.52	0
Guggenheim VIF CLS AdvisorOne Global Diversified Equity	2015	10.48	9.50	54,150
	2014	10.48	10.48	55,622
	2013	8.79	10.48	58,695
	2012	8.00	8.79	50,385
	2011	8.93	8.00	51,385
	2010	8.03	8.93	55,668
	2009	5.96	8.03	54,683
	2008	10.84	5.96	74,534
	2007[1]	10.00	10.84	38,105

A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF CLS AdvisorOne Global Growth	2015	10.22	9.48	15,370
	2014	10.29	10.22	15,118
	2013	8.97	10.29	15,055
	2012	8.26	8.97	19,666
	2011	8.93	8.26	20,889
	2010	8.12	8.93	20,005
	2009	6.90	8.12	17,783
	2008	11.08	6.90	15,433
	2007[1]	10.00	11.08	6,953
Guggenheim VIF CLS AdvisorOne Growth and Income	2015	9.45	8.75	96,849
	2014	9.61	9.45	68,331
	2013	9.03	9.61	25,449
	2012	8.44	9.03	25,525
	2011	8.76	8.44	31,471
	2010	8.17	8.76	32,578
	2009	6.19	8.17	25,696
	2008	10.21	6.19	21,771
	2007[1]	10.00	10.21	10,262
Guggenheim VIF Floating Rate Strategies	2015	9.91	9.64	54,086
	2014	10.02	9.91	51,639
	2013[6]	10.00	10.02	61,886
Guggenheim VIF Global Managed Futures Strategy	2015	6.72	6.39	14,599
	2014	6.21	6.72	7,684
	2013	6.26	6.21	4,132
	2012	7.30	6.26	5,047
	2011	8.27	7.30	735
	2010	8.88	8.27	813
	2009	9.57	8.88	1,360
	2008[2]	10.00	9.57	1,723
Guggenheim VIF High Yield	2015	10.70	9.93	31,468
	2014	10.80	10.70	26,007
	2013	10.41	10.80	66,380
	2012	9.38	10.41	42,378
	2011[3]	10.00	9.38	46,022
Guggenheim VIF Large Cap Value	2015	19.72	18.08	961
	2014	18.64	19.72	32
	2013	14.62	18.64	0
	2012	13.09	14.62	0
	2011	14.10	13.09	0
	2010	12.56	14.10	1,375
	2009	10.28	12.56	0
	2008[2]	10.00	10.28	0
Guggenheim VIF Long Short Equity	2015	9.13	8.93	42,111
	2014	9.20	9.13	33,959
	2013	8.10	9.20	16,992
	2012	8.03	8.10	744
	2011	8.90	8.03	622
	2010	8.28	8.90	272
	2009	6.74	8.28	110
	2008	11.76	6.74	489
	2007[1]	10.00	11.76	165

A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF Macro Opportunities	2015	10.04	9.67	144,720
	2014	9.87	10.04	31,105
	2013[6]	10.00	9.87	4,514
Guggenheim VIF Managed Asset Allocation	2015	11.77	11.39	0
	2014	11.42	11.77	0
	2013	10.34	11.42	0
	2012	9.45	10.34	0
	2011[3]	10.00	9.45	0
Guggenheim VIF Mid Cap Value	2015	22.29	20.07	1,666
	2014	22.86	22.29	2,164
	2013	17.75	22.86	992
	2012	15.69	17.75	462
	2011	17.55	15.69	212
	2010	15.42	17.55	64
	2009	11.09	15.42	0
	2008[2]	10.00	11.09	0
Guggenheim VIF Multi‑Hedge Strategies	2015	7.40	7.28	19,857
	2014	7.32	7.40	8,815
	2013	7.45	7.32	7,067
	2012	7.55	7.45	11,432
	2011	7.56	7.55	1,171
	2010	7.37	7.56	2,444
	2009	7.88	7.37	4,160
	2008	10.04	7.88	1,910
	2007[1]	10.00	10.04	0
Guggenheim VIF Small Cap Value	2015	15.19	13.70	3,131
	2014	15.94	15.19	4,435
	2013	12.07	15.94	4,853
	2012	10.45	12.07	2,501
	2011	11.34	10.45	3,997
	2010	9.63	11.34	905
	2009	6.39	9.63	1,206
	2008	10.77	6.39	1,312
	2007[1]	10.00	10.77	835
Guggenheim VIF StylePlus Large Core	2015	14.12	13.84	1,611
	2014	12.65	14.12	1,013
	2013	10.16	12.65	0
	2012[5]	10.00	10.16	0
Guggenheim VIF StylePlus Large Growth	2015	12.84	13.09	165
	2014	11.53	12.84	1,749
	2013	9.31	11.53	0
	2012	8.70	9.31	0
	2011[3]	10.00	8.70	0
Guggenheim VIF StylePlus Mid Growth	2015	24.92	24.06	0
	2014	22.82	24.92	2,648
	2013	18.09	22.82	2,473
	2012	16.18	18.09	0
	2011	17.50	16.18	0
	2010	14.59	17.50	0
	2009	10.49	14.59	454
	2008[2]	10.00	10.49	0

A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF StylePlus Small Growth	2015	14.62	13.94	2,128
	2014	13.91	14.62	584
	2013	10.19	13.91	0
	2012[5]	10.00	10.19	0
Guggenheim VIF Total Return Bond	2015	10.26	10.02	181,121
	2014	9.82	10.26	111,501
	2013	9.99	9.82	0
	2012[5]	10.00	9.99	0
Guggenheim VIF World Equity Income	2015	8.65	8.30	9,669
	2014	8.52	8.65	8,613
	2013	7.40	8.52	266,478
	2012	6.57	7.40	149,397
	2011	8.07	6.57	115
	2010	7.22	8.07	2,899
	2009	6.25	7.22	1,784
	2008	10.49	6.25	3,650
	2007[1]	10.00	10.49	3,419
Invesco V.I. American Franchise	2015	13.20	13.36	0
	2014	12.63	13.20	0
	2013	9.35	12.63	0
	2012	8.54	9.35	0
	2011[3]	10.00	8.54	0
Invesco V.I. American Value	2015	13.95	12.21	34,315
	2014	13.19	13.95	35,639
	2013	10.19	13.19	3,313
	2012	9.01	10.19	8,388
	2011[3]	10.00	9.01	0
Invesco V.I. Balanced-Risk Allocation	2015	10.07	9.30	0
	2014[7]	10.00	10.07	0
Invesco V.I. Comstock	2015	14.20	12.87	88
	2014	13.47	14.20	1,497
	2013	10.28	13.47	3,648
	2012	8.95	10.28	1,190
	2011[3]	10.00	8.95	781
Invesco V.I. Core Equity	2015	12.95	11.76	700
	2014	12.43	12.95	0
	2013	9.98	12.43	0
	2012	9.09	9.98	0
	2011[3]	10.00	9.09	0
Invesco V.I. Equity and Income	2015	12.59	11.85	25,357
	2014	11.98	12.59	4,488
	2013	9.93	11.98	4,896
	2012	9.15	9.93	3,353
	2011[3]	10.00	9.15	0
Invesco V.I. Global Core Equity	2015	10.34	9.83	0
	2014	10.65	10.34	0
	2013	9.02	10.65	0
	2012	8.23	9.02	0
	2011[3]	10.00	8.23	0

A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Global Health Care	2015	16.86	16.76	15,201
	2014	14.62	16.86	22,797
	2013	10.79	14.62	21,243
	2012	9.27	10.79	2,571
	2011[3]	10.00	9.27	488
Invesco V.I. Global Real Estate	2015	11.94	11.33	24,398
	2014	10.81	11.94	29,450
	2013	10.92	10.81	7,341
	2012	8.84	10.92	5,187
	2011[3]	10.00	8.84	0
Invesco V.I. Government Securities	2015	9.75	9.42	11,558
	2014	9.71	9.75	32,328
	2013	10.35	9.71	398
	2012	10.48	10.35	28,981
	2011[3]	10.00	10.48	0
Invesco V.I. Growth and Income	2015	13.62	12.72	1,846
	2014	12.82	13.62	1,433
	2013	9.92	12.82	1,172
	2012	8.98	9.92	0
	2011[3]	10.00	8.98	0
Invesco V.I. High Yield	2015	10.85	10.13	1,996
	2014	11.05	10.85	10,309
	2013	10.72	11.05	7,131
	2012	9.48	10.72	27,406
	2011[3]	10.00	9.48	8,504
Invesco V.I. International Growth	2015	10.06	9.46	19,011
	2014	10.40	10.06	13,972
	2013	9.07	10.40	5,509
	2012	8.15	9.07	9,829
	2011	9.07	8.15	9,355
	2010	8.33	9.07	6,011
	2009	6.39	8.33	7,001
	2008	11.13	6.39	12,582
	2007[1]	10.00	11.13	7,753
Invesco V.I. Managed Volatility	2015	13.34	12.58	8,518
	2014	11.48	13.34	9,529
	2013	10.75	11.48	2,048
	2012	10.77	10.75	379
	2011[3]	10.00	10.77	368
Invesco V.I. Mid Cap Core Equity	2015	11.96	11.06	5,553
	2014	11.89	11.96	3,052
	2013	9.58	11.89	5,186
	2012	8.96	9.58	3,331
	2011	9.92	8.96	2,218
	2010	9.03	9.92	3,185
	2009	7.20	9.03	4,842
	2008	10.44	7.20	4,714
	2007[1]	10.00	10.44	3,187

A-13

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Mid Cap Growth	2015	12.18	11.89	589
	2014	11.71	12.18	4,728
	2013	8.87	11.71	554
	2012	8.23	8.87	0
	2011[3]	10.00	8.23	0
Invesco V.I. S&P 500 Index	2015	14.11	13.74	117,088
	2014	12.93	14.11	155,530
	2013	10.17	12.93	5,253
	2012[5]	10.00	10.17	0
Invesco V.I. Small Cap Equity	2015	12.37	11.27	2,794
	2014	12.54	12.37	1,817
	2013	9.47	12.54	1,214
	2012	8.63	9.47	1,199
	2011[3]	10.00	8.63	0
Ivy Funds VIP Asset Strategy	2015	10.97	9.71	5,866
	2014	11.98	10.97	3,127
	2013	9.91	11.98	6,632
	2012	8.61	9.91	0
	2011[3]	10.00	8.61	0
Ivy Funds VIP Balanced	2015	12.74	12.27	10,326
	2014	12.26	12.74	8,826
	2013	10.26	12.26	6,334
	2012	9.50	10.26	2,511
	2011[3]	10.00	9.50	0
Ivy Funds VIP Core Equity	2015	14.24	13.66	5,901
	2014	13.43	14.24	360
	2013	10.42	13.43	0
	2012	9.09	10.42	0
	2011[3]	10.00	9.09	0
Ivy Funds VIP Dividend Opportunities	2015	12.56	11.88	5,148
	2014	11.84	12.56	7,708
	2013	9.45	11.84	5,466
	2012	8.65	9.45	0
	2011[3]	10.00	8.65	0
Ivy Funds VIP Energy	2015	8.17	6.14	11,177
	2014	9.45	8.17	8,370
	2013	7.66	9.45	14,866
	2012	7.82	7.66	1,288
	2011[3]	10.00	7.82	518
Ivy Funds VIP Global Bond	2015	9.52	8.95	11,312
	2014	9.83	9.52	11,460
	2013	10.00	9.83	0
	2012	9.73	10.00	0
	2011[3]	10.00	9.73	0
Ivy Funds VIP Global Growth	2015	11.11	11.10	1,026
	2014	11.39	11.11	0
	2013	9.89	11.39	0
	2012	8.67	9.89	0
	2011[3]	10.00	8.67	0
Ivy Funds VIP Global Natural Resources	2015	7.89	5.92	2,398
	2014[7]	10.00	7.89	0

A-14

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy Funds VIP Growth	2015	14.58	15.10	17,549
	2014	13.50	14.58	14,455
	2013	10.24	13.50	2,050
	2012	9.40	10.24	844
	2011[3]	10.00	9.40	0
Ivy Funds VIP High Income	2015	11.81	10.67	20,832
	2014	12.00	11.81	41,875
	2013	11.24	12.00	158,359
	2012	9.81	11.24	91,400
	2011[3]	10.00	9.81	9,460
Ivy Funds VIP International Core Equity	2015	10.39	9.94	63,560
	2014	10.60	10.39	48,214
	2013	8.78	10.60	18,110
	2012	8.02	8.78	38,007
	2011[3]	10.00	8.02	0
Ivy Funds VIP Limited-Term Bond	2015	9.40	9.16	27,873
	2014	9.64	9.40	7,376
	2013	10.03	9.64	8,531
	2012	10.05	10.03	16,544
	2011[3]	10.00	10.05	0
Ivy Funds VIP Mid Cap Growth	2015	12.73	11.59	7,097
	2014	12.22	12.73	4,913
	2013	9.73	12.22	8,992
	2012	8.87	9.73	4,648
	2011[3]	10.00	8.87	0
Ivy Funds VIP Real Estate Securities	2015	13.47	13.64	2,067
	2014	10.71	13.47	1,685
	2013	10.97	10.71	1,780
	2012	9.64	10.97	0
	2011[3]	10.00	9.64	0
Ivy Funds VIP Science and Technology	2015	15.33	14.38	7,020
	2014	15.41	15.33	4,210
	2013	10.20	15.41	11,034
	2012	8.26	10.20	319
	2011[3]	10.00	8.26	0
Ivy Funds VIP Small Cap Growth	2015	10.92	10.75	4,651
	2014	11.12	10.92	3,769
	2013	8.03	11.12	0
	2012	7.91	8.03	591
	2011[3]	10.00	7.91	0
Ivy Funds VIP Small Cap Value	2015	12.25	11.17	11,989
	2014	11.84	12.25	8,965
	2013	9.18	11.84	309
	2012	8.01	9.18	315
	2011[3]	10.00	8.01	0
Ivy Funds VIP Value	2015	13.64	12.66	15,415
	2014	12.73	13.64	18,482
	2013	9.73	12.73	0
	2012	8.47	9.73	1,073
	2011[3]	10.00	8.47	0

A-15

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Janus Aspen Enterprise	2015	14.00	14.03	9,946
	2014	12.91	14.00	6,058
	2013	10.12	12.91	2,531
	2012	8.95	10.12	2,000
	2011[3]	10.00	8.95	0
Janus Aspen Forty	2015	14.08	15.23	585
	2014	13.43	14.08	10,535
	2013	10.62	13.43	507
	2012	8.88	10.62	496
	2011[3]	10.00	8.88	0
Janus Aspen Janus Portfolio	2015	13.89	14.10	1,081
	2014	12.75	13.89	1,048
	2013	10.16	12.75	1,017
	2012	8.89	10.16	60,472
	2011[3]	10.00	8.89	0
Janus Aspen Overseas	2015	6.74	5.94	6,071
	2014	7.93	6.74	1,577
	2013	7.19	7.93	739
	2012	6.57	7.19	14,480
	2011[3]	10.00	6.57	0
Janus Aspen Perkins Mid Cap Value	2015	12.06	11.22	27,713
	2014	11.51	12.06	23,849
	2013	9.47	11.51	23,145
	2012	8.85	9.47	462
	2011[3]	10.00	8.85	0
JPMorgan Insurance Trust Core Bond Portfolio	2015	9.59	9.35	34
	2014	9.48	9.59	0
	2013	9.99	9.48	0
	2012[5]	10.00	9.99	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2015	15.40	13.97	1,571
	2014	13.79	15.40	497
	2013	10.18	13.79	0
	2012[5]	10.00	10.18	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2015	14.78	13.48	3,924
	2014	13.99	14.78	3,160
	2013	10.20	13.99	1,152
	2012[5]	10.00	10.20	0
JPMorgan Insurance Trust US Equity Portfolio	2015	14.66	14.25	7,647
	2014	13.36	14.66	6,998
	2013	10.17	13.36	0
	2012[5]	10.00	10.17	0
Lord Abbett Series Bond-Debenture VC	2015	11.21	10.66	26,847
	2014	11.12	11.21	11,342
	2013	10.64	11.12	5,460
	2012	9.79	10.64	3,818
	2011[3]	10.00	9.79	995
Lord Abbett Series Calibrated Dividend Growth VC	2015	13.30	12.58	0
	2014	12.34	13.30	0
	2013	9.99	12.34	0
	2012	9.19	9.99	0
	2011[3]	10.00	9.19	0

A-16

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Lord Abbett Series Classic Stock VC	2015	12.77	12.22	0
	2014	12.11	12.77	0
	2013	9.65	12.11	0
	2012	8.68	9.65	0
	2011[3]	10.00	8.68	0
Lord Abbett Series Developing Growth VC	2015	14.06	12.47	5,821
	2014	14.03	14.06	4,898
	2013	9.27	14.03	16,386
	2012	8.56	9.27	2,255
	2011[3]	10.00	8.56	0
Lord Abbett Series Fundamental Equity VC	2015	12.58	11.73	0
	2014	12.15	12.58	11,645
	2013	9.27	12.15	0
	2012	8.67	9.27	0
	2011[3]	10.00	8.67	0
Lord Abbett Series Growth and Income VC	2015	12.79	12.00	625
	2014	12.29	12.79	607
	2013	9.36	12.29	590
	2012	8.65	9.36	577
	2011[3]	10.00	8.65	0
Lord Abbett Series Growth Opportunities VC	2015	12.08	11.99	307
	2014	11.79	12.08	616
	2013	8.90	11.79	0
	2012	8.08	8.90	0
	2011[3]	10.00	8.08	0
Lord Abbett Series Mid Cap Stock VC	2015	12.90	11.99	1,623
	2014	11.97	12.90	1,575
	2013	9.51	11.97	0
	2012	8.59	9.51	12,660
	2011[3]	10.00	8.59	0
Lord Abbett Series Total Return VC	2015	10.60	10.17	17,630
	2014	10.34	10.60	23,205
	2013	10.82	10.34	9,278
	2012	10.49	10.82	16,462
	2011[3]	10.00	10.49	0
Lord Abbett Series Value Opportunities VC	2015	13.06	12.29	1,621
	2014	12.41	13.06	2,544
	2013	9.25	12.41	0
	2012	8.63	9.25	0
	2011[3]	10.00	8.63	0
MFS® VIT Emerging Markets Equity	2015	8.30	6.97	6,931
	2014	9.24	8.30	11,826
	2013	10.11	9.24	6,510
	2012[5]	10.00	10.11	0
MFS® VIT Global Tactical Allocation	2015	9.94	9.37	0
	2014[7]	10.00	9.94	0
MFS® VIT High Yield	2015	10.15	9.37	8,084
	2014	10.25	10.15	850
	2013	10.00	10.25	0
	2012[5]	10.00	10.00	0

A-17

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
MFS® VIT II MA Investors Growth Stock	2015	14.25	13.71	0
	2014	13.27	14.25	1,605
	2013	10.56	13.27	736
	2012	9.37	10.56	0
	2011[3]	10.00	9.37	0
MFS® VIT II Research International	2015	9.59	9.06	11,535
	2014	10.68	9.59	5,391
	2013	9.32	10.68	3,333
	2012	8.29	9.32	721
	2011[3]	10.00	8.29	442
MFS® VIT International Value	2015	9.65	9.92	27,850
	2014[7]	10.00	9.65	3,298
MFS® VIT Investors Trust	2015	14.05	13.57	0
	2014	13.14	14.05	0
	2013	10.32	13.14	0
	2012	8.99	10.32	1,573
	2011[3]	10.00	8.99	0
MFS® VIT New Discovery	2015	11.18	10.56	1,989
	2014	12.50	11.18	11,868
	2013	9.17	12.50	8,569
	2012	7.85	9.17	0
	2011[3]	10.00	7.85	0
MFS® VIT Research	2015	14.08	13.68	4,489
	2014	13.26	14.08	3,528
	2013	10.40	13.26	3,424
	2012	9.21	10.40	3,323
	2011[3]	10.00	9.21	0
MFS® VIT Total Return	2015	12.24	11.75	9,897
	2014	11.70	12.24	2,825
	2013	10.20	11.70	22,434
	2012	9.52	10.20	0
	2011[3]	10.00	9.52	0
MFS® VIT Total Return Bond	2015	10.32	9.91	22,526
	2014	10.11	10.32	24,849
	2013	10.60	10.11	15,379
	2012	10.25	10.60	33,857
	2011[3]	10.00	10.25	0
MFS® VIT Utilities	2015	13.29	10.94	13,065
	2014	12.23	13.29	24,746
	2013	10.53	12.23	13,145
	2012	9.63	10.53	7,338
	2011[3]	10.00	9.63	6,796
Morgan Stanley UIF Emerging Markets Debt	2015	8.77	8.37	34,382
	2014	8.82	8.77	2,639
	2013	10.01	8.82	526
	2012[5]	10.00	10.01	0
Morgan Stanley UIF Emerging Markets Equity	2015	8.89	7.67	9,028
	2014	9.64	8.89	141
	2013	10.09	9.64	0
	2012[5]	10.00	10.09	0

A-18

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Morningstar Aggressive Growth EFT Asset Allocation Portfolio (formerly Ibbotson Aggressive Growth ETF Asset Allocation )	2015	11.66	10.94	0
	2014	11.55	11.66	0
	2013	10.12	11.55	0
	2012[5]	10.00	10.12	0
Morningstar Balanced ETF Asset Allocation Portfolio (formerly Ibbotson Balanced ETF Asset Allocation )	2015	11.00	10.39	8,519
	2014	10.89	11.00	5,428
	2013	10.08	10.89	1,189
	2012[5]	10.00	10.08	0
Morningstar Conservative ETF Asset Allocation Portfolio (formerly Ibbotson Conservative ETF Asset Allocation )	2015	9.85	9.40	10,131
	2014	9.93	9.85	11,880
	2013	10.02	9.93	0
	2012[5]	10.00	10.02	0
Morningstar Growth ETF Asset Allocation Portfolio (formerly Ibbotson Growth ETF Asset Allocation )	2015	11.50	10.83	10,209
	2014	11.38	11.50	7,391
	2013	10.11	11.38	1,386
	2012[5]	10.00	10.11	0
Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly Ibbotson Income and Growth ETF Asset Allocation )	2015	10.40	9.87	3,608
	2014	10.42	10.40	3,501
	2013	10.05	10.42	24,906
	2012[5]	10.00	10.05	0
Neuberger Berman AMT Guardian	2015	12.85	11.80	0
	2014	12.20	12.85	1,091
	2013	9.10	12.20	1,074
	2012	8.35	9.10	1,063
	2011	8.91	8.35	1,053
	2010	7.75	8.91	101
	2009	6.18	7.75	109
	2008	10.20	6.18	2,321
	2007[1]	10.00	10.20	178
Neuberger Berman AMT Socially Responsive	2015	13.25	12.72	673
	2014	12.45	13.25	331
	2013	9.38	12.45	346
	2012	8.77	9.38	336
	2011[3]	10.00	8.77	0
Oppenheimer Global Fund/VA	2015	11.82	11.84	4,128
	2014	11.99	11.82	6,250
	2013	9.77	11.99	4,198
	2012	8.36	9.77	9,972
	2011[3]	10.00	8.36	0
Oppenheimer Global Strategic Income Fund/VA	2015	9.93	9.36	3,192
	2014	10.03	9.93	4,556
	2013	10.42	10.03	320,769
	2012	9.54	10.42	0
	2011[3]	10.00	9.54	0
Oppenheimer International Growth Fund/VA	2015	11.00	10.95	47,851
	2014	12.26	11.00	49,166
	2013	10.09	12.26	10,618
	2012	8.59	10.09	0
	2011[3]	10.00	8.59	0

A-19

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Oppenheimer Main Street Small Cap Fund®/VA	2015	13.81	12.53	31,128
	2014	12.80	13.81	14,628
	2013	9.43	12.80	14,822
	2012	8.29	9.43	276
	2011	8.79	8.29	277
	2010	7.39	8.79	834
	2009	5.59	7.39	903
	2008	9.33	5.59	3,205
	2007[1]	10.00	9.33	2,593
PIMCO VIT All Asset	2015	9.98	8.76	13,923
	2014	10.28	9.98	18,361
	2013	10.63	10.28	23,315
	2012	9.59	10.63	16,990
	2011[3]	10.00	9.59	0
PIMCO VIT CommodityRealReturn Strategy	2015	5.51	3.96	8,358
	2014	7.01	5.51	5,353
	2013	8.51	7.01	4,331
	2012	8.38	8.51	15,743
	2011[3]	10.00	8.38	514
PIMCO VIT Emerging Markets Bond	2015	10.22	9.64	35,766
	2014	10.43	10.22	30,404
	2013	11.61	10.43	28,491
	2012	10.21	11.61	60,458
	2011[3]	10.00	10.21	8,482
PIMCO VIT Foreign Bond (Unhedged)	2015	9.28	8.32	3,070
	2014	9.58	9.28	2,096
	2013	10.61	9.58	3,172
	2012	10.44	10.61	0
	2011[3]	10.00	10.44	0
PIMCO VIT Global Bond (Unhedged)	2015	12.01	11.13	963
	2014	12.17	12.01	951
	2013	13.78	12.17	3,587
	2012	13.35	13.78	607
	2011	12.86	13.35	560
	2010	11.93	12.86	0
	2009	10.58	11.93	0
	2008[2]	10.00	10.58	0
PIMCO VIT Global Multi-Asset Managed Allocation	2015	10.02	9.66	0
	2014[7]	10.00	10.02	0
PIMCO VIT High Yield	2015	16.57	15.73	10,838
	2014	16.61	16.57	6,438
	2013	16.28	16.61	32,903
	2012	14.76	16.28	207,642
	2011	14.80	14.76	7,504
	2010	13.40	14.80	3,148
	2009	9.90	13.40	506
	2008[2]	10.00	9.90	0

A-20

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
PIMCO VIT Low Duration	2015	9.34	9.04	91,448
	2014	9.59	9.34	66,529
	2013	9.95	9.59	36,587
	2012	9.74	9.95	36,398
	2011[3]	10.00	9.74	2,419
PIMCO VIT Real Return	2015	9.73	9.14	60,474
	2014	9.78	9.73	53,600
	2013	11.16	9.78	45,431
	2012	10.64	11.16	47,054
	2011[3]	10.00	10.64	3,961
PIMCO VIT Short-Term	2015	9.43	9.20	129,121
	2014	9.71	9.43	69,696
	2013	10.00	9.71	28,252
	2012[5]	10.00	10.00	0
PIMCO VIT Total Return	2015	10.06	9.75	82,573
	2014	9.99	10.06	97,249
	2013	10.56	9.99	55,023
	2012	9.99	10.56	78,428
	2011[3]	10.00	9.99	20,812
Pioneer Bond VCT	2015	9.95	9.62	39,952
	2014	9.73	9.95	11,563
	2013	9.99	9.73	658
	2012[5]	10.00	9.99	0
Pioneer Emerging Markets VCT	2015	8.06	6.58	14,472
	2014	9.57	8.06	13,545
	2013	10.13	9.57	0
	2012[5]	10.00	10.13	0
Pioneer Equity Income VCT	2015	13.74	13.30	3,710
	2014	12.61	13.74	3,604
	2013	10.13	12.61	3,501
	2012[5]	10.00	10.13	0
Pioneer High Yield VCT	2015	10.46	9.67	642
	2014	10.86	10.46	3,591
	2013	10.05	10.86	15,085
	2012[5]	10.00	10.05	0
Pioneer Real Estate Shares VCT	2015	12.51	12.63	0
	2014	9.92	12.51	0
	2013	10.11	9.92	0
	2012[5]	10.00	10.11	0
Pioneer Strategic Income VCT	2015	9.77	9.30	9,571
	2014	9.75	9.77	3,428
	2013	10.00	9.75	3,312
	2012[5]	10.00	10.00	0
Power Income VIT	2015	9.66	9.09	20,114
	2014	10.10	9.66	40,729
	2013	10.00	10.10	178,976
	2012[5]	10.00	10.00	0
Probabilities Fund	2015	10.32	9.41	277,174
	2014	10.19	10.32	392,166
	2013[6]	10.00	10.19	738,077

A-21

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Putnam VT Absolute Return 500	2015	10.13	9.73	95,926
	2014	10.09	10.13	0
	2013	10.04	10.09	25,556
	2012[5]	10.00	10.04	0
Putnam VT Capital Opportunities	2015	13.62	12.16	0
	2014	13.17	13.62	0
	2013	10.17	13.17	0
	2012[5]	10.00	10.17	0
Putnam VT Diversified Income	2015	10.10	9.53	12,796
	2014	10.41	10.10	10,380
	2013	10.00	10.41	4,976
	2012[5]	10.00	10.00	0
Putnam VT Equity Income	2015	14.17	13.27	39,274
	2014	13.02	14.17	27,663
	2013	10.17	13.02	695
	2012[5]	10.00	10.17	0
Putnam VT Global Asset Allocation	2015	12.36	11.96	0
	2014	11.69	12.36	0
	2013	10.13	11.69	0
	2012[5]	10.00	10.13	0
Putnam VT Growth Opportunities	2015	14.78	14.42	5,080
	2014	13.43	14.78	11,222
	2013	10.21	13.43	0
	2012[5]	10.00	10.21	0
Putnam VT High Yield	2015	10.22	9.35	14,952
	2014	10.42	10.22	12,057
	2013	10.00	10.42	828,702
	2012[5]	10.00	10.00	0
Putnam VT Income	2015	10.11	9.63	19,327
	2014	9.83	10.11	122,613
	2013	9.99	9.83	11,538
	2012[5]	10.00	9.99	0
Putnam VT Investors	2015	14.62	13.82	7,171
	2014	13.28	14.62	7,935
	2013	10.18	13.28	0
	2012[5]	10.00	10.18	0
Putnam VT Voyager	2015	15.03	13.63	0
	2014	14.18	15.03	0
	2013	10.21	14.18	0
	2012[5]	10.00	10.21	0
Redwood Managed Volatility	2015[9]	10.00	9.80	0
Rydex VIF Banking	2015	4.62	4.25	16,972
	2014	4.62	4.62	37,033
	2013	3.70	4.62	37,405
	2012	3.09	3.70	17,889
	2011	4.11	3.09	1,296
	2010	3.76	4.11	6,210
	2009	4.03	3.76	4,379
	2008	7.09	4.03	1,915
	2007[1]	10.00	7.09	0

A-22

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Basic Materials	2015	9.91	7.91	7,029
	2014	10.44	9.91	19,347
	2013	10.68	10.44	14,566
	2012	9.98	10.68	9,958
	2011	12.36	9.98	5,498
	2010	10.10	12.36	15,702
	2009	6.73	10.10	11,420
	2008	12.75	6.73	4,745
	2007[1]	10.00	12.75	3,611
Rydex VIF Biotechnology	2015	26.78	28.07	4,822
	2014	20.89	26.78	3,294
	2013	14.02	20.89	6,595
	2012	10.67	14.02	1,208
	2011	9.99	10.67	1,240
	2010	9.34	9.99	274
	2009	8.17	9.34	0
	2008	9.59	8.17	4,567
	2007[1]	10.00	9.59	172
Rydex VIF Commodities Strategy	2015	3.91	2.50	15,820
	2014	6.13	3.91	7,012
	2013	6.56	6.13	3,879
	2012	6.89	6.56	1,797
	2011	7.63	6.89	1,587
	2010	7.31	7.63	595
	2009	6.78	7.31	2,527
	2008	13.78	6.78	6,939
	2007[1]	10.00	13.78	4,030
Rydex VIF Consumer Products	2015	16.02	16.44	14,809
	2014	14.73	16.02	25,826
	2013	11.89	14.73	14,308
	2012	11.28	11.89	8,140
	2011	10.27	11.28	12,338
	2010	9.06	10.27	8,561
	2009	7.87	9.06	7,370
	2008	10.64	7.87	1,027
	2007[1]	10.00	10.64	305
Rydex VIF Dow 2x Strategy	2015	12.84	11.88	7,632
	2014	11.38	12.84	10,626
	2013	7.24	11.38	6,782
	2012	6.40	7.24	384,052
	2011	6.07	6.40	30,392
	2010	5.04	6.07	15,124
	2009	3.81	5.04	20,579
	2008	10.31	3.81	6,886
	2007[1]	10.00	10.31	3,379

A-23

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Electronics	2015	9.45	9.32	1,932
	2014	7.90	9.45	3,604
	2013	6.05	7.90	3,533
	2012	6.20	6.05	5,667
	2011	7.69	6.20	8,866
	2010	7.26	7.69	12,009
	2009	4.38	7.26	13,333
	2008	9.08	4.38	647
	2007[1]	10.00	9.08	0
Rydex VIF Energy	2015	9.18	6.18	9,373
	2014	11.67	9.18	6,802
	2013	9.79	11.67	11,625
	2012	9.89	9.79	5,219
	2011	10.87	9.89	860
	2010	9.45	10.87	8,807
	2009	7.06	9.45	3,791
	2008	13.55	7.06	2,066
	2007[1]	10.00	13.55	340
Rydex VIF Energy Services	2015	7.68	5.07	2,967
	2014	11.26	7.68	3,112
	2013	9.40	11.26	1,907
	2012	9.70	9.40	1,849
	2011	11.06	9.70	3,223
	2010	9.08	11.06	1,919
	2009	5.79	9.08	2,049
	2008	14.13	5.79	1,763
	2007[1]	10.00	14.13	3,699
Rydex VIF Europe 1.25x Strategy	2015	5.24	4.70	1,048
	2014	6.20	5.24	315
	2013	5.18	6.20	3,074
	2012	4.41	5.18	7,688
	2011	5.37	4.41	3,019
	2010	6.23	5.37	6,518
	2009	4.76	6.23	10,912
	2008	10.90	4.76	3,873
	2007[1]	10.00	10.90	1,426
Rydex VIF Financial Services	2015	6.48	6.01	42,104
	2014	5.96	6.48	35,824
	2013	4.84	5.96	9,202
	2012	4.08	4.84	5,032
	2011	4.96	4.08	75
	2010	4.49	4.96	0
	2009	3.89	4.49	0
	2008	7.74	3.89	2,568
	2007[1]	10.00	7.74	217

A-24

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Government Long Bond 1.2x Strategy	2015	14.75	13.52	12,283
	2014	11.34	14.75	5,788
	2013	14.36	11.34	1,007
	2012	14.42	14.36	9,644
	2011	10.55	14.42	14,478
	2010	9.92	10.55	1,080
	2009	14.99	9.92	1,895
	2008	10.71	14.99	8,415
	2007[1]	10.00	10.71	1,969
Rydex VIF Health Care	2015	16.98	17.15	24,654
	2014	14.10	16.98	72,152
	2013	10.29	14.10	10,993
	2012	9.09	10.29	12,614
	2011	8.99	9.09	2,403
	2010	8.72	8.99	3,516
	2009	7.24	8.72	7,630
	2008	9.97	7.24	3,153
	2007[1]	10.00	9.97	177
Rydex VIF High Yield Strategy	2015[9]	10.00	9.87	0
Rydex VIF Internet	2015	14.42	15.10	4,342
	2014	14.64	14.42	2,218
	2013	10.02	14.64	884
	2012	8.69	10.02	0
	2011	10.21	8.69	0
	2010	8.75	10.21	507
	2009	5.46	8.75	4,984
	2008	10.26	5.46	763
	2007[1]	10.00	10.26	2,164
Rydex VIF Inverse Dow 2x Strategy	2015	1.07	0.95	0
	2014	1.42	1.07	0
	2013	2.62	1.42	0
	2012	3.50	2.62	5,057
	2011	4.97	3.50	3,852
	2010	7.39	4.97	0
	2009	13.81	7.39	0
	2008	8.89	13.81	0
	2007[1]	10.00	8.89	0
Rydex VIF Inverse Government Long Bond Strategy	2015	2.94	2.81	46,471
	2014	4.06	2.94	36,605
	2013	3.65	4.06	13,709
	2012	4.02	3.65	3,891
	2011	5.99	4.02	0
	2010	7.11	5.99	0
	2009	6.16	7.11	0
	2008	9.14	6.16	0
	2007[1]	10.00	9.14	862

A-25

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Inverse Mid-Cap Strategy	2015	2.38	2.28	11,992
	2014	2.79	2.38	0
	2013	3.99	2.79	0
	2012	5.06	3.99	0
	2011	5.65	5.06	0
	2010	7.83	5.65	0
	2009	12.53	7.83	0
	2008	9.65	12.53	0
	2007[1]	10.00	9.65	0
Rydex VIF Inverse NASDAQ‑100® Strategy	2015	2.08	1.75	18,785
	2014	2.64	2.08	2,138
	2013	3.86	2.64	0
	2012	4.91	3.86	1,440
	2011	5.65	4.91	0
	2010	7.43	5.65	0
	2009	12.84	7.43	0
	2008	8.98	12.84	658
	2007[1]	10.00	8.98	0
Rydex VIF Inverse Russell 2000® Strategy	2015	2.32	2.25	0
	2014	2.64	2.32	0
	2013	3.95	2.64	0
	2012	4.99	3.95	0
	2011	5.60	4.99	0
	2010	8.01	5.60	7,251
	2009	12.34	8.01	10,987
	2008	10.25	12.34	0
	2007[1]	10.00	10.25	0
Rydex VIF Inverse S&P 500 Strategy	2015	3.06	2.83	9,615
	2014	3.70	3.06	0
	2013	5.22	3.70	0
	2012	6.51	5.22	2,326
	2011	7.41	6.51	6,946
	2010	9.23	7.41	5,048
	2009	13.19	9.23	3,019
	2008	9.81	13.19	1,412
	2007[1]	10.00	9.81	0
Rydex VIF Japan 2x Strategy	2015	7.37	7.97	103
	2014	9.01	7.37	3,363
	2013	5.98	9.01	7,616
	2012	5.15	5.98	0
	2011	7.50	5.15	0
	2010	6.71	7.50	0
	2009	5.62	6.71	825
	2008	8.67	5.62	1,275
	2007[1]	10.00	8.67	0

A-26

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Leisure	2015	12.44	12.06	9,694
	2014	11.98	12.44	4,484
	2013	8.71	11.98	7,945
	2012	7.43	8.71	342
	2011	7.51	7.43	0
	2010	5.96	7.51	0
	2009	4.51	5.96	0
	2008	9.17	4.51	0
	2007[1]	10.00	9.17	0
Rydex VIF Mid-Cap 1.5x Strategy	2015	13.98	12.77	25,682
	2014	12.93	13.98	95,582
	2013	8.91	12.93	6,168
	2012	7.42	8.91	17,054
	2011	8.31	7.42	14,224
	2010	6.25	8.31	8,861
	2009	4.25	6.25	7,624
	2008	9.73	4.25	4,200
	2007[1]	10.00	9.73	1,631
Rydex VIF NASDAQ-100®	2015	16.84	17.60	39,002
	2014	14.84	16.84	32,931
	2013	11.41	14.84	17,652
	2012	10.11	11.41	12,566
	2011	10.25	10.11	12,418
	2010	8.95	10.25	8,769
	2009	6.10	8.95	10,082
	2008	10.86	6.10	7,098
	2007[1]	10.00	10.86	862
Rydex VIF NASDAQ-100® 2x Strategy	2015	23.78	26.34	33,370
	2014	18.02	23.78	13,336
	2013	10.35	18.02	4,570
	2012	7.99	10.35	135
	2011	8.32	7.99	218
	2010	6.29	8.32	0
	2009	2.99	6.29	1,713
	2008	11.30	2.99	1,121
	2007[1]	10.00	11.30	1,781
Rydex VIF Nova	2015	12.00	11.51	15,703
	2014	10.47	12.00	9,456
	2013	7.27	10.47	5,342
	2012	6.16	7.27	2,928
	2011	6.45	6.16	4,626
	2010	5.57	6.45	2,999
	2009	4.25	5.57	22,285
	2008	9.66	4.25	2,755
	2007[1]	10.00	9.66	288

A-27

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Precious Metals	2015	3.93	2.64	10,293
	2014	4.92	3.93	20,509
	2013	9.46	4.92	17,275
	2012	10.21	9.46	60,547
	2011	13.92	10.21	10,608
	2010	10.44	13.92	20,195
	2009	7.23	10.44	17,085
	2008	12.19	7.23	25,179
	2007[1]	10.00	12.19	4,458
Rydex VIF Real Estate	2015	8.35	7.86	160,174
	2014	7.14	8.35	246,004
	2013	7.11	7.14	211,411
	2012	6.22	7.11	160,767
	2011	6.30	6.22	18,291
	2010	5.22	6.30	20,127
	2009	4.31	5.22	20,612
	2008	7.65	4.31	8,470
	2007[1]	10.00	7.65	761
Rydex VIF Retailing	2015	14.02	13.36	2,840
	2014	13.36	14.02	962
	2013	10.18	13.36	497
	2012	9.02	10.18	0
	2011	8.87	9.02	382
	2010	7.34	8.87	1,031
	2009	5.27	7.34	0
	2008	8.13	5.27	0
	2007[1]	10.00	8.13	0
Rydex VIF Russell 2000® 1.5x Strategy	2015	11.06	9.71	1,189
	2014	10.97	11.06	4,045
	2013	7.16	10.97	7,323
	2012	6.07	7.16	11,354
	2011	7.16	6.07	17,418
	2010	5.37	7.16	10,686
	2009	4.17	5.37	8,363
	2008	8.88	4.17	3,291
	2007[1]	10.00	8.88	101
Rydex VIF Russell 2000® 2x Strategy	2015	9.04	7.58	5,235
	2014	8.89	9.04	6,467
	2013	4.96	8.89	821
	2012	3.97	4.96	955
	2011	5.10	3.97	365
	2010	3.56	5.10	0
	2009	2.71	3.56	0
	2008	8.30	2.71	600
	2007[1]	10.00	8.30	0

A-28

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF S&P 500 2x Strategy	2015	11.55	10.98	52,135
	2014	9.59	11.55	245,321
	2013	5.88	9.59	1,558
	2012	4.71	5.88	0
	2011	5.07	4.71	403
	2010	4.19	5.07	879
	2009	2.96	4.19	1,516
	2008	9.56	2.96	1,405
	2007[1]	10.00	9.56	100
Rydex VIF S&P 500 Pure Growth	2015	15.49	15.13	33,820
	2014	14.26	15.49	48,764
	2013	10.45	14.26	31,671
	2012	9.54	10.45	16,270
	2011	9.99	9.54	12,680
	2010	8.27	9.99	5,142
	2009	5.81	8.27	551
	2008	10.00	5.81	713
	2007[1]	10.00	10.00	3,486
Rydex VIF S&P 500 Pure Value	2015	12.83	11.23	4,703
	2014	11.97	12.83	8,517
	2013	8.53	11.97	8,067
	2012	7.22	8.53	12,841
	2011	7.72	7.22	8,256
	2010	6.64	7.72	6,216
	2009	4.55	6.64	431
	2008	9.16	4.55	856
	2007[1]	10.00	9.16	96
Rydex VIF S&P MidCap 400 Pure Growth	2015	16.17	15.82	19,289
	2014	17.00	16.17	12,175
	2013	13.12	17.00	3,862
	2012	11.71	13.12	3,938
	2011	12.20	11.71	2,845
	2010	9.52	12.20	260
	2009	6.28	9.52	89
	2008	10.19	6.28	8,016
	2007[1]	10.00	10.19	3,104
Rydex VIF S&P MidCap 400 Pure Value	2015	11.80	10.04	13,132
	2014	11.44	11.80	8,846
	2013	8.72	11.44	2,043
	2012	7.72	8.72	3,110
	2011	8.60	7.72	4,463
	2010	7.41	8.60	0
	2009	4.94	7.41	367
	2008	9.07	4.94	1,013
	2007[1]	10.00	9.07	285

A-29

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF S&P SmallCap 600 Pure Growth	2015	13.51	13.00	14,827
	2014	13.98	13.51	5,764
	2013	10.24	13.98	13,843
	2012	9.58	10.24	1,695
	2011	9.58	9.58	5,608
	2010	7.91	9.58	0
	2009	6.11	7.91	1,412
	2008	9.63	6.11	1,402
	2007[1]	10.00	9.63	1,406
Rydex VIF S&P SmallCap 600 Pure Value	2015	10.89	9.10	5,673
	2014	11.13	10.89	3,451
	2013	8.07	11.13	7,095
	2012	6.94	8.07	10,406
	2011	7.93	6.94	10,660
	2010	6.56	7.93	532
	2009	4.18	6.56	2,341
	2008	7.66	4.18	0
	2007[1]	10.00	7.66	0
Rydex VIF Strengthening Dollar 2x Strategy	2015	5.93	6.49	1,176
	2014	4.99	5.93	0
	2013	5.32	4.99	3,116
	2012	5.88	5.32	6,347
	2011	6.36	5.88	16,125
	2010	6.89	6.36	2,770
	2009	8.48	6.89	0
	2008	8.31	8.48	996
	2007[1]	10.00	8.31	110
Rydex VIF Technology	2015	11.77	11.49	39,101
	2014	11.04	11.77	12,019
	2013	8.44	11.04	4,173
	2012	7.81	8.44	540
	2011	8.90	7.81	8,973
	2010	8.22	8.90	1,918
	2009	5.47	8.22	8,189
	2008	10.37	5.47	1,409
	2007[1]	10.00	10.37	87
Rydex VIF Telecommunications	2015	7.10	6.40	3,818
	2014	7.16	7.10	15,716
	2013	6.31	7.16	2,516
	2012	6.23	6.31	17,911
	2011	7.53	6.23	7,264
	2010	6.81	7.53	293
	2009	5.48	6.81	0
	2008	10.37	5.48	1,092
	2007[1]	10.00	10.37	0

A-30

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Transportation	2015	13.82	11.47	6,486
	2014	11.65	13.82	10,620
	2013	8.01	11.65	2,619
	2012	7.05	8.01	13,012
	2011	8.21	7.05	7,431
	2010	6.84	8.21	2,365
	2009	6.03	6.84	0
	2008	8.35	6.03	1,954
	2007[1]	10.00	8.35	0
Rydex VIF U.S. Government Money Market	2015	7.96	7.69	1,994,315
	2014	8.24	7.96	2,767,047
	2013	8.53	8.24	769,309
	2012	8.83	8.53	1,215,511
	2011	9.14	8.83	170,587
	2010	9.47	9.14	89,039
	2009	9.79	9.47	166,194
	2008	10.02	9.79	363,810
	2007[1]	10.00	10.02	61,319
Rydex VIF Utilities	2015	12.25	10.96	4,596
	2014	10.32	12.25	138,504
	2013	9.40	10.32	5,828
	2012	9.62	9.40	3,468
	2011	8.56	9.62	2,443
	2010	8.29	8.56	2,695
	2009	7.54	8.29	4,892
	2008	11.09	7.54	2,886
	2007[1]	10.00	11.09	2,213
Rydex VIF Weakening Dollar 2x Strategy	2015	6.02	4.84	5,258
	2014	7.98	6.02	5,544
	2013	8.50	7.98	4,767
	2012	8.73	8.50	3,727
	2011	9.39	8.73	0
	2010	10.29	9.39	0
	2009	9.99	10.29	0
	2008	11.79	9.99	0
	2007[1]	10.00	11.79	7,960
SEI VP Balanced Strategy	2015	9.93	9.27	4,360
	2014[7]	10.00	9.93	4,328
SEI VP Conservative Strategy	2015	9.89	9.51	1,656
	2014[7]	10.00	9.89	1,646
SEI VP Defensive Strategy	2015	9.81	9.43	0
	2014[7]	10.00	9.81	0
SEI VP Market Growth Strategy	2015	9.95	9.26	0
	2014[7]	10.00	9.95	18
SEI VP Market Plus Strategy	2015	10.02	9.31	6,948
	2014[7]	10.00	10.02	3,128
SEI VP Moderate Strategy	2015	10.00	9.54	0
	2014[7]	10.00	10.00	0

A-31

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
T. Rowe Price Blue Chip Growth	2015	15.15	16.22	118,831
	2014	14.41	15.15	61,373
	2013	10.59	14.41	38,383
	2012	9.30	10.59	5,120
	2011[3]	10.00	9.30	1,398
T. Rowe Price Equity Income	2015	13.25	11.89	55,443
	2014	12.80	13.25	54,686
	2013	10.24	12.80	42,707
	2012	9.07	10.24	6,334
	2011[3]	10.00	9.07	1,683
T. Rowe Price Health Sciences	2015	22.14	24.06	20,647
	2014	17.47	22.14	27,663
	2013	12.01	17.47	11,776
	2012	9.49	12.01	10,391
	2011[3]	10.00	9.49	6,916
T. Rowe Price Limited-Term Bond	2015	9.09	8.79	30,773
	2014	9.37	9.09	23,272
	2013	9.71	9.37	23,565
	2012	9.82	9.71	17,803
	2011[3]	10.00	9.82	1,013
Templeton Developing Markets VIP Fund	2015	14.70	11.41	19,596
	2014	16.61	14.70	23,353
	2013	17.35	16.61	12,940
	2012	15.87	17.35	15,692
	2011	19.52	15.87	1,670
	2010	17.18	19.52	4,523
	2009	10.30	17.18	1,566
	2008[2]	10.00	10.30	0
Templeton Foreign VIP Fund	2015	15.03	13.58	2,082
	2014	17.51	15.03	490
	2013	14.74	17.51	342
	2012	12.90	14.74	0
	2011	14.94	12.90	0
	2010	14.27	14.94	4,623
	2009	10.78	14.27	227
	2008[2]	10.00	10.78	0
Templeton Global Bond VIP Fund	2015	10.07	9.31	109,596
	2014	10.24	10.07	83,883
	2013	10.43	10.24	63,180
	2012	9.38	10.43	80,424
	2011[3]	10.00	9.38	871
Templeton Growth VIP Fund	2015	11.74	10.61	6,663
	2014	12.50	11.74	11,847
	2013	9.89	12.50	7,843
	2012	8.46	9.89	0
	2011[3]	10.00	8.46	0
Third Avenue Value	2015	10.48	9.22	0
	2014	10.39	10.48	5,330
	2013	9.04	10.39	6,766
	2012	7.35	9.04	615
	2011[3]	10.00	7.35	0

A-32

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Transparent Value Directional Allocation VI	2015	9.66	9.07	2,243
	2014[8]	10.00	9.66	5,937
VanEck VIP Global Gold (formerly Van Eck VIP Global Gold )	2015	6.95	5.09	6,396
	2014	7.66	6.95	0
	2013[6]	10.00	7.66	0
VanEck VIP Global Hard Assets (formerly Van Eck VIP Global Hard Assets )	2015	6.16	3.95	6,741
	2014	7.90	6.16	6,595
	2013	7.42	7.90	15,913
	2012	7.45	7.42	42,872
	2011[3]	10.00	7.45	3,260
Vanguard® VIF Balanced	2015[9]	10.00	9.77	0
Vanguard® VIF Capital Growth	2015[9]	10.00	9.82	0
Vanguard® VIF Conservative Allocation	2015[9]	10.00	9.84	0
Vanguard® VIF Diversified Value	2015[9]	10.00	9.69	0
Vanguard® VIF Equity Income	2015[9]	10.00	9.78	0
Vanguard® VIF Equity Index	2015[9]	10.00	9.74	0
Vanguard® VIF Growth	2015[9]	10.00	9.88	0
Vanguard® VIF High Yield Bond	2015[9]	10.00	9.77	0
Vanguard® VIF International	2015[9]	10.00	9.70	0
Vanguard® VIF Mid-Cap Index	2015[9]	10.00	9.73	0
Vanguard® VIF Moderate Allocation	2015[9]	10.00	9.79	0
Vanguard® VIF REIT Index	2015[9]	10.00	10.14	0
Vanguard® VIF Short Term Investment Grade	2015[9]	10.00	9.91	0
Vanguard® VIF Small Company Growth	2015[9]	10.00	9.70	0
Vanguard® VIF Total Bond Market Index	2015[9]	10.00	9.92	0
Vanguard® VIF Total Stock Market Index	2015[9]	10.00	9.73	0
Virtus Equity Trend (formerly Virtus Premium AlphaSector™ Series )	2015	11.16	9.77	10,707
	2014	11.30	11.16	28,256
	2013[6]	10.00	11.30	8,702
Virtus International Series	2015	9.18	7.94	7,389
	2014	9.89	9.18	9,992
	2013[6]	10.00	9.89	4,913
Virtus Multi-Sector Fixed Income Series	2015	9.51	9.07	16,389
	2014	9.66	9.51	15,985
	2013[6]	10.00	9.66	2,605
Virtus Real Estate Securities Series	2015	11.19	11.06	13,238
	2014	8.80	11.19	7,753
	2013[6]	10.00	8.80	0
Virtus Small-Cap Growth Series	2015	11.29	10.98	3,166
	2014[7]	10.00	11.29	3,436
Virtus Strategic Allocation Series	2015	11.35	10.37	0
	2014	10.92	11.35	0
	2013[6]	10.00	10.92	0
Voya MidCap Opportunities Portfolio	2015	13.53	13.08	0
	2014	12.92	13.53	2
	2013	10.17	12.92	0
	2012[5]	10.00	10.17	0

A-33

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
VY Clarion Global Real Estate Portfolio	2015	11.10	10.52	7,691
	2014	10.11	11.10	7,370
	2013	10.11	10.11	9,347
	2012[5]	10.00	10.11	0
VY Clarion Real Estate Portfolio	2015	12.47	12.39	3,111
	2014	9.95	12.47	11,431
	2013	10.11	9.95	5,526
	2012[5]	10.00	10.11	0
Wells Fargo International Equity VT (formerly Wells Fargo Advantage International Equity VT )	2015	9.41	9.26	2,428
	2014	10.30	9.41	3,278
	2013	8.92	10.30	0
	2012	8.13	8.92	0
	2011[3]	10.00	8.13	0
Wells Fargo Omega Growth VT (formerly Wells Fargo Advantage Omega Growth VT )	2015	13.35	13.07	1,341
	2014	13.30	13.35	11,196
	2013	9.84	13.30	3,528
	2012	8.46	9.84	0
	2011[3]	10.00	8.46	0
Wells Fargo Opportunity VT (formerly Wells Fargo Advantage Opportunity VT )	2015	13.76	12.88	1,144
	2014	12.90	13.76	1,115
	2013	10.22	12.90	1,091
	2012	9.16	10.22	1,672
	2011	10.03	9.16	987
	2010	8.39	10.03	1,108
	2009	5.88	8.39	1,101
	2008	10.15	5.88	0
	2007[1]	10.00	10.15	652
Western Asset Variable Global High Yield Bond	2015	9.76	8.86	3,794
	2014	10.26	9.76	3,682
	2013	10.01	10.26	2,876
	2012[5]	10.00	10.01	0
1   For the period March 19, 2007 (the inception date) to December 31, 2007.
2   For the period November 17, 2008 (the date first publicly offered) to December 31, 2008.
3   For the period April 18, 2011 (the date first publicly offered) to December 31, 2011.
4   Effective April 30, 2012, DWS Blue Chip VIP merged into DWS Growth & Income VIP, which was renamed Deutsche Core Equity VIP. The values in the table for the period prior to the merger reflect investment in DWS Blue Chip VIP.
5   For the period December 28, 2012 (the date first publicly offered) to December 31, 2012.
6   For the period May 1, 2013 (the date first publicly offered) to December 31, 2013.
7   For the period May 1, 2014 (the date first publicly offered) to December 31, 2014.
8   For the period June 2, 2014 (the date first publicly offered) to December 31, 2014.
9   For the period November 20, 2015 (the date first publicly offered) to December 31, 2015.

A-34

Prospectus
ELITEDESIGNS® II VARIABLE ANNUITY

May 1, 2016

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, LLC

6915J (COMM)	32-69150-10 2016 /05/01

ELITEDESIGNS® II VARIABLE ANNUITY
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497
This Prospectus describes the EliteDesigns II Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:1
•	7Twelve™ Balanced Portfolio
•	AB VPS Dynamic Asset Allocation
•	AB VPS Global Thematic Growth
•	AB VPS Growth and Income
•	AB VPS Small/Mid Cap Value
•	Adaptive Allocation Portfolio
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Blue Chip Income and Growth
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Global Growth and Income
•	American Funds IS® Global Small Capitalization
•	American Funds IS® Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® International Growth and Income
•	American Funds IS® Mortgage
•	American Funds IS® New World
•	American Funds IS® U.S. Government/ AAA‑Rated Securities
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock Global Opportunities V.I.
•	BlackRock High Yield V.I.
•	BlackRock Large Cap Core V.I.
•	BlackRock Large Cap Growth V.I.
•	Deutsche Capital Growth VIP
•	Deutsche Core Equity VIP
•	Deutsche Global Growth VIP
•	Deutsche Global Small Cap VIP
•	Deutsche Government & Agency Securities VIP
•	Deutsche High Income VIP
•	Deutsche Large Cap Value VIP
•	Deutsche Small Mid Cap Value VIP
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	Eaton Vance VT Floating-Rate Income
•	Eaton Vance VT Large-Cap Value

The Securities and Exchange Commission has not approved or disapproved these securities or deter-mined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2016

V6915J (COMM)	32-69150-10 2016/05/01

•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	FormulaFolios US Equity Portfolio
•	Franklin Flex Cap Growth VIP Fund
•	Franklin Growth and Income VIP Fund
•	Franklin High Income VIP Fund
•	Franklin Income VIP Fund
•	Franklin Large Cap Growth VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Small-Mid Cap Growth VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Goldman Sachs VIT Strategic International Equity
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF CLS AdvisorOne Global Diversified Equity
•	Guggenheim VIF CLS AdvisorOne Global Growth
•	Guggenheim VIF CLS AdvisorOne Growth and Income
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
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•	Guggenheim VIF Macro Opportunities
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•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi-Hedge Strategies
•	Guggenheim VIF Small Cap Value
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•	Guggenheim VIF StylePlus Large Growth
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•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
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•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
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•	Invesco V.I. Government Securities
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•	Invesco V.I. High Yield
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•	Invesco V.I. S&P 500 Index
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•	Ivy Funds VIP Asset Strategy
•	Ivy Funds VIP Balanced
•	Ivy Funds VIP Core Equity
•	Ivy Funds VIP Dividend Opportunities
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•	Ivy Funds VIP Global Bond
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•	Ivy Funds VIP Growth
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•	Ivy Funds VIP Limited-Term Bond
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•	Janus Aspen Enterprise
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•	JPMorgan Insurance Trust Core Bond Portfolio
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•	Lord Abbett Series Bond-Debenture VC
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•	MFS® VIT Emerging Markets Equity
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4

•	MFS VIT II MA Investors Growth Stock
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•	MFS® VIT New Discovery
•	MFS® VIT Research
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•	MFS® VIT Total Return Bond
•	MFS® VIT Utilities
•	Morgan Stanley UIF Emerging Markets Debt
•	Morgan Stanley UIF Emerging Markets Equity
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio (formerly Ibbotson Aggressive Growth ETF Asset Allocation )
•	Morningstar Balanced ETF Asset Allocation Portfolio (formerly Ibbotson Balanced ETF Asset Allocation )
•	Morningstar Conservative ETF Asset Allocation Portfolio (formerly Ibbotson Conservative ETF Asset Allocation )
•	Morningstar Growth ETF Asset Allocation Portfolio (formerly Ibbotson Growth ETF Asset Allocation )
•	Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly Ibbotson Income and Growth ETF Asset Allocation )
•	Neuberger Berman AMT Guardian
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (Unhedged)
•	PIMCO VIT Global Bond (Unhedged)
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•	PIMCO VIT High Yield
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return
•	Pioneer Bond VCT
•	Pioneer Emerging Markets VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Absolute Return 500
•	Putnam VT Capital Opportunities
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Investors
•	Putnam VT Voyager
•	Redwood Managed Volatility
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Dow 2x Strategy
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Europe 1.25x Strategy
•	Rydex VIF Financial Services
•	Rydex VIF Government Long Bond 1.2x Strategy
•	Rydex VIF Health Care
•	Rydex VIF High Yield Strategy
•	Rydex VIF Internet
•	Rydex VIF Inverse Dow 2x Strategy
•	Rydex VIF Inverse Government Long Bond Strategy
•	Rydex VIF Inverse Mid-Cap Strategy
•	Rydex VIF Inverse NASDAQ-100® Strategy
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•	Rydex VIF Japan 2x Strategy
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•	Rydex VIF Precious Metals
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•	Rydex VIF S&P 500 2x Strategy
•	Rydex VIF S&P 500 Pure Growth
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•	Rydex VIF Strengthening Dollar 2x Strategy
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	Rydex VIF Weakening Dollar 2x Strategy
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
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•	SEI VP Market Growth Strategy
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•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond

5

•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
•	Third Avenue Value
•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Global Bond Portfolio")
•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Small Portfolio")
•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Value Portfolio")
•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Short-Term Fixed Portfolio")
•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Large Value Portfolio")
•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Targeted Value Portfolio")
•	VanEck VIP Global Gold (formerly Van Eck VIP Global Gold )
•	VanEck VIP Global Hard Assets (formerly Van Eck VIP Global Hard Assets )
•	Vanguard® VIF Balanced
•	Vanguard® VIF Capital Growth
•	Vanguard® VIF Conservative Allocation
•	Vanguard® VIF Diversified Value
•	Vanguard® VIF Equity Income
•	Vanguard® VIF Equity Index
•	Vanguard® VIF Growth
•	Vanguard® VIF High Yield Bond
•	Vanguard® VIF International
•	Vanguard® VIF Mid-Cap Index
•	Vanguard® VIF Moderate Allocation
•	Vanguard® VIF REIT Index
•	Vanguard® VIF Short Term Investment Grade
•	Vanguard® VIF Small Company Growth
•	Vanguard® VIF Total Bond Market Index
•	Vanguard® VIF Total Stock Market Index
•	Virtus Equity Trend (formerly Virtus Premium AlphaSector™ Series )
•	Virtus International Series
•	Virtus Multi-Sector Fixed Income Series
•	Virtus Real Estate Securities Series
•	Virtus Small-Cap Growth Series
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio
•	VY Clarion Global Real Estate Portfolio
•	VY Clarion Real Estate Portfolio
•	Wells Fargo International Equity VT (formerly Wells Fargo Advantage International Equity VT )
•	Wells Fargo Omega Growth VT (formerly Wells Fargo Advantage Omega Growth VT )
•	Wells Fargo Opportunity VT (formerly Wells Fargo Advantage Opportunity VT )
•	Western Asset Variable Global High Yield Bond

1	Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See “Closed Subaccounts.”
Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”
This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2016 , which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page 51 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

6

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

7

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — The Annuity Adminis-tration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin as elected by the Owner.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount paid to the Company as consideration for the Contract.
Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

8

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.
Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual (“Non‑Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code of 1986, as amended (“IRA” or “Qualified Contract”). Please see the discussion under “The Contract” for more detailed information.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different invest-ment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”
Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser)) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

9

Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider.
The rider is available only at issue. You cannot change or cancel the rider after it is issued. The rider may not be available in all states. See the detailed description of the rider under “Return of Premium Death Benefit Rider.”
The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge.”
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments; or (2) Contract Value, plus any charges deducted from such Contract Value.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount’s average daily net assets. We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See “Mortality and Expense Risk Charge.”
Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.
The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge” for more information.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”
Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or

10

upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”
Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. How-ever, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)
Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts care-fully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling (785) 438‑3000 or 1‑800‑888‑2461.

11

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”
Charge
Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None

Periodic Expenses — Periodic expense are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Charge
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge[1]	1.20%
Annual Administration Charge[2]	0.65%
Return of Premium Death Benefit Rider Charge	0.35%
Total Separate Account Annual Expenses	2.20%
1   During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under “Mortality and Expense Risk Charge.”
2   The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.16%	15.21%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.16%	1.10%
1   Expenses deducted from Underlying Fund assets include manage-ment fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2015 , and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2015 .
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2017 .

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

12

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$1,633	$4,316	$6,375	$9,661

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$ 239	$ 736	$1,260	$2,696

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.
Information About the Company,
the Separate Account, and the Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998 The Company is a wholly owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2015, the Company had total assets under management of approximately $27 billion.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The
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Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed antici-pated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitu-tion of Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.
Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The invest-ment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

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Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds’ prospectus.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.
An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunc-tion with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.
12b‑1 Fees. The Company and/or its subsidiary, Security Distributors, LLC (“SDL”), the principal underwriter for the Contract, receive 12b‑1 fees from certain of the Under-lying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b‑1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDL receive 12b‑1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more infor-mation). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or adminis-tered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

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Other Payments. An Underlying Fund’s adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b‑1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se2, LLC (“se2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2 may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non‑tax qualified retirement plan (“Non‑Qualified Plan”). The Contract is also eligible for purchase in connec-tion with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA,
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you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protec-tion for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Note that for Contracts issued to Massachusetts residents, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

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1.	Contract Value; or
2.	The sum of all Purchase Payments less an adjustment for any with-drawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.
➢
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments propor-tionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.
Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circum-stances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the applica-tion and initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase

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Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”
Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subac-count’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Admin-istrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

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You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automati-cally transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Admin-istrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regard-less of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

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The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated and Guggenheim Subaccounts (see chart below). The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspen-sion of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio manage-ment of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;
•	transfers to and from (or from and to) the same Subaccount;
•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12‑month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.

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Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2[1]
1   Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
7Twelve™ Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA‑Rated Securities
30 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche Global Growth VIP, Deutsche Global Small Cap VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche Large Cap Value VIP, Deutsche Small Mid Cap Value VIP
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large-Cap Value	90 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
FormulaFolios US Equity Portfolio	30 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin High Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Macro Opportunities, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi‑Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Guggenheim VIF CLS AdvisorOne Global Diversified Equity, Guggenheim VIF CLS AdvisorOne Global Growth, Guggenheim VIF CLS AdvisorOne Growth and Income	Unlimited
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. Interna-tional Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Global Growth, Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio , Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppen-heimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi‑Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days
Redwood Managed Volatility	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommuni-cations, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
VanEck VIP Global Gold, VanEck VIP Global Hard Assets	30 days
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index
30 days
Virtus Equity Trend, Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Real Estate Securities Series, Virtus Small-Cap Growth Series, Virtus Strategic Allocation Series	30 days
Voya MidCap Opportunities	30 days
VY Clarion Global Real Estate, VY Clarion Real Estate	30 days
Wells Fargo International Equity VT, Wells Fargo Omega Growth VT, Wells Fargo Opportunity VT	30 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the
25

Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemp-tions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund share-holders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Federated, Guggenheim, Probabilities , Redwood and Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated and Guggenheim Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio manage-ment of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

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Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Payment of Purchase Payments,
•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumu-lation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such trans-action by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the trans-action. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumu-lation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

27

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 1.20% annually, and (5) the administration charge for that Subaccount.
The mortality and expense risk charge of 1.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for the Return of Premium Death Benefit rider (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Infor-mation for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
 Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable IRA and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium
28

Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such premium tax charge. See “Premium Tax Charge.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax.
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic with-drawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

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The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments or (2) Contract Value, plus any charges deducted from such Contract Value.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncol-lected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instruc-tions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discus-sion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come

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forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means at our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount’s average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.

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The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Premium Tax Charge — Various states and munici-palities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

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Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.
The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. The rider may not be available in all states.
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third Contract Anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

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Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a with-drawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of
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the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

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The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options under Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subse-quent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non‑natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list
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who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan represen-tative or a Notary Public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and informa-tion security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the

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funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. More-over, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax conse-quences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Govern-mental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

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Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account invest-ments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying invest-ments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Under-lying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the
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contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, deter-mined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, com-mencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income there-under) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation

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are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regard-less of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

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Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2016 ).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($98,000 for a married couple filing a joint return and $61,000 for a single taxpayer in 2016 ). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $184,000 and $194,000 (for 2016 ). Nondeduc-tible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as
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may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contri-bution limits that apply to traditional IRA contribu-tions. The regular contribution limits are phased out for taxpayers with $117,000 to $132,000 in adjusted gross income for 2016 ( $184,000 to $194,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contribu-tions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a tradi-tional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation
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plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE   IRAs and SEP   IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay “qualified” higher education expenses; or (xi) made to pay certain “eligible first-time home buyer expenses.”
Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
For 2016 , the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents.
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Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered ”invest-ment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discus-sion to be tax advice.
Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an invest-ment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present inter-pretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes
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as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
 It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts partici-pating in that Subaccount.
Closed Subaccount — The Subaccounts listed in the table below (“Closed Subaccounts”) are no longer available for the allocation of Purchase Payments or the transfer of Contract Value on the effective date listed below. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as “Automatic Investment Program”). If you had Contract Value in the Closed Subaccounts on the effective date, however, your Contract Value will remain invested in the Subaccount until you make a transfer or withdrawal out of the Closed Subaccount.
If you had Contract Value in the American Century VP Mid Cap Value Subaccount on May 1, 2015, your Contract Value will remain invested in the American Century VP Mid Cap Value Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from the American Century VP Mid Cap Value Subaccount, subject to transfer restrictions. Automatic allocations to the American Century VP Mid Cap Value Subaccount pursuant to an Automatic Investment Program, will continue to be in effect.
In the event that we receive a request on or after the effective date to allocate to any of the Closed Subaccount s , we will handle those transactions as follows:
New Applications. If we receive an application for a Contract with an allocation to any of the Closed Subaccount s , we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. If we receive a Purchase Payment for an existing Contract with an allocation to any of the Closed Subaccount s , we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). For the American Century VP Mid Cap Value Subaccount, this only applies to contracts without Contract Value in the American Century VP Mid Cap Value Subaccount as of May 1, 2015.
If you had in effect an automatic allocation to the Transparent Value Directional Allocation VI Subaccount pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on the effective date . If you wish to set up a new Dollar Cost Averaging Option ,  Asset Allocation Option , or a Rebalancing Program (without the Transparent Value Directional Allocation VI  Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to any of the Closed Subaccount s , we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts	Effective Date
American Century VP Mid Cap Value	May 1, 2015
Transparent Value Directional Allocation VI	April 29, 2016

Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of
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any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inap-propriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de‑registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the trans-actions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you auto-matically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

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Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its proce-dures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — The Prospectus and Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, LLC (“ SDL ”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, LLC (“ SDL ”), for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL , a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Selling Broker-Dealers offer the Contract through their registered representatives. Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDL . During fiscal years 2015, 2014, and 2013, the amounts paid to SDL in connection with all Contracts sold through the Separate Account were $4,756,550, $5,954,554, and
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$5,238,251, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDL an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDL’s ongoing operations
Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them and as a percentage of Contract Value on an ongoing basis. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 1.0% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/ or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also provides non-cash compensation in con-nection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items in compliance with applicable regulatory requirements. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered represen-tative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reim-bursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representa-tives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of Selling Broker-Dealers that received additional com-pensation from the Company in 2015 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): American Portfolios Financial Services, Inc., Cambridge Investment/RPA, Centaurus Financial Inc., Client One Securities LLC, Essex National Securities, Inc., GWN Securities, Inc., Infinex Investments, Inc., Investacorp, Inc., J. W. Cole Financial, Inc., KMS Financial Services, Inc., Legend Equities Corporation, Lincoln Investment Planning, Inc., Money Concepts Capital Corporation, NEXT Financial Group, Inc., OFG Financial Services, Inc., Plan-Member Securities Corporation, Securities America, Inc., and TransAmerica Financial Advisors, Inc.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The
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payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered represen-tatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrange-ments into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connec-tion with your purchase of a Contract.
Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VIF U.S. Government Money Market Subac-count will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.
Although the Contract offered by this Prospectus was not available for purchase until July 15, 2013, the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.
Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).
Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2015 , and for each of the specified periods ended December 31, 2015 and 2014, or for such portions of such periods, are included in the Statement of Additional Information.

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Table of Contents for Statement of Additional Information

The Statement of Additional Information for the EliteDesigns II Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1‑800‑888‑2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Sections 408 and 408A
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio		Seeks superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
AB VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein LP
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein LP
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein LP
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein LP
Adaptive Allocation Portfolio		Seeks tactical allocation.	Critical Math Advisors
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Mgmt., Inc.
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Investment Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt., Inc.
American Funds IS® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Company
American Funds IS® Blue Chip Income and Growth	4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Company
American Funds IS® Global Bond	4	Seeks, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Company
American Funds IS® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® Global Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Company
American Funds IS® Global Small Capitalization	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® Growth	4	Seeks growth of capital.	Capital Research and Mgmt. Company
American Funds IS® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Company
American Funds IS® International	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® International Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Company
American Funds IS® Mortgage	4	Seeks current income and preservation of capital.	Capital Research and Mgmt. Company
American Funds IS® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Company
American Funds IS® U.S. Government/AAA-Rated Securities	4	Seeks a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Company
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC

52

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC
Deutsche Capital Growth VIP	B
Seeks long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500® Index (generally 500 of the largest companies in the US) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest US companies that have relatively higher price-to-earnings ratios and higher forecasted growth).
			Deutsche Investment Mgmt. Americas Inc.
Deutsche Core Equity VIP	B
Seeks long-term growth of capital, current income and growth of income. Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.
			Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Growth VIP	B
Seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that portfolio management considers to be “blue chip” companies.
			Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Small Cap VIP	B
Seeks above-average capital appreciation over the long term. The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 30% of the aggregate market capitalization of the S&P Developed Broad Market Index). The fund may invest up to 20% of total assets in common stocks and other equities of large companies or in debt securities, including up to 5% of net assets in junk bonds (grade BB/Ba and below). The fund may invest in common stocks and other types of equities such as preferred stocks or convertible securities.
			Deutsche Investment Mgmt. Americas Inc.

53

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Government & Agency Securities VIP	B
Seeks high current income consistent with preservation of capital. Under normal circum-stances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and repurchase agreements of US government securities. The fund normally invests all of its assets in securities issued or guaranteed by the US government, its agencies or instrumentalities, except the fund may invest up to 10% of its net assets in cash equivalents, such as money market funds, and short-term bond funds. These securities may not be issued or guaranteed by the US government, its agencies or instrumentalities.
Deutsche Investment Mgmt. Americas Inc.
Deutsche High Income VIP	B
Seeks a high level of current income. Under normal circumstances, the fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in bonds denominated in US dollars or foreign currencies from foreign issuers.
Deutsche Investment Mgmt. Americas Inc.
Deutsche Large Cap Value VIP	B
Seeks a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued. Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of total assets in foreign securities.
Deutsche Investment Mgmt. Americas Inc.
Deutsche Small Mid Cap Value VIP	B
Seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in under-valued common stocks of small and mid-size US companies. While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities. The fund’s equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks. The fund may also invest in initial public offerings and real estate investment trusts.
Deutsche Investment Mgmt. Americas Inc.
Dimensional VA Global Bond Portfolio		Seeks a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA International Small Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited

54

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Dimensional VA International Value Portfolio		Seeks long-term capital appreciation	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio		Seeks a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA U.S. Large Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).	The Dreyfus Corporation	Mellon Capital Mgmt. Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation	Boston Company Asset Mgmt., LLC
Eaton Vance VT Floating‑Rate Income		Seeks high level of current income.	Eaton Vance Management
Eaton Vance VT Large‑Cap Value		Seeks total return.	Eaton Vance Management
Federated Fund for U.S. Government Securities II	II	Seeks current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Company
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Company
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc., FMR Company, Inc. and other investment advisers
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Company	Geode Capital Mgmt., LLC and FMR Company, Inc.
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Growth Opportunities	Service Class 2	Seeks capital growth.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Company	Geode Capital Mgmt., LLC and FMR Company, Inc.

55

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc. and other investment advisers
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC	FMR Company, Inc. and other investment advisers
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc., FMR Company, Inc., FIL Investment Advisors (UK) Ltd. and other investment advisers
FormulaFolios US Equity Portfolio	1	Seeks long-term capital appreciation.	FormulaFolio Investment LLC
Franklin Flex Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2	Seeks capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.
Franklin High Income VIP Fund	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.

56

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Global Diversified Equity		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Global Growth		Seeks total return, consisting of capital growth and income.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Growth and Income		Seeks a combination of current income and growth of capital.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF Floating Rate Strategies		Seeks a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Macro Opportunities		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Seeks growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks total return, comprised of capital appreciation and income.	Guggenheim Investments
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.

57

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II	Seeks investment results that, before expenses, correspond to the total return (i.e., the combi-nation of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		Seeks total return.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Balanced		Seeks total return through a combination of capital appreciation and current income.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Dividend Opportunities		Seeks total return.	Waddell & Reed Investment Mgmt. Company

58

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy Funds VIP Energy		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Global Bond		Seeks a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Global Growth		Seeks to provide growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Global Natural Resources		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Growth		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP High Income		Seeks total return through a combination of high current income and capital appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP International Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Limited‑Term Bond		Seeks current income consistent with preservation of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Mid Cap Growth		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Real Estate Securities		Seeks total return through capital appreciation and current income.	Waddell & Reed Investment Mgmt. Company	Advantus Capital Mgmt.
Ivy Funds VIP Science and Technology		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Small Cap Growth		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Small Cap Value		Seeks capital appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Value		Seeks capital appreciation.	Waddell & Reed Investment Mgmt. Company
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Investment Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Investment Mgmt.

59

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks high total return from a portfolio of selected equity securities.	JPMorgan Investment Mgmt.
Lord Abbett Series Bond‑Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Company LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Company LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Company LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Company LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Company LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Company LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Company LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Company LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Company LLC
Lord Abbett Series Value Opportunities VC	VC	Seeks long-term capital appreciation.	Lord, Abbett & Company LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Company
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Company

60

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Company
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Company
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return.	Morgan Stanley Investment Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Investment Mgmt. Inc.	Morgan Stanley Investment Mgmt. Ltd and Morgan Stanley Investment Mgmt. Co.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Balanced ETF Asset Allocation Portfolio	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Conservative ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Mgmt. LLC	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent invest-ment management.	Pacific Investment Mgmt. Company LLC	Research Affiliates, LLC
PIMCO VIT Commodity-RealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC

61

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Mgmt. Company LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent invest-ment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Pioneer Investment Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Mgmt., Inc.
Pioneer High Yield VCT	II	Seeks to maximize total return through a combi-nation of income and capital appreciation.	Pioneer Investment Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Investment Mgmt., Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Company Inc.
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC
Putnam VT Absolute Return 500	IB
Seeks a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (sub-manager)	The Putnam Advisory Company, LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (sub-manager)
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (sub-manager)

62

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)	The Putnam Advisory Company, LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Redwood Managed Volatility	N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt., LLC
Rydex VIF Banking		Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotech-nology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy		Seeks investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VIF Dow 2x Strategy
Seeks returns that match the performance, before fees and expenses, of a specific bench-mark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments

63

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy	Seeks investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Guggenheim Investments
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments
Rydex VIF Government Long Bond 1.2x Strategy
Seeks investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF High Yield Strategy	Seeks investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	Guggenheim Investments
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VIF Inverse Dow 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

64

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse Government Long Bond Strategy
Seeks total returns that inversely correlate, before fees and expenses, to the price move-ments of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid‑Cap Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse NASDAQ-100® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse S&P 500 Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy	Seeks investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertain-ment businesses.	Guggenheim Investments

65

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Mid-Cap 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ‑100®	Seeks investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Guggenheim Investments
Rydex VIF NASDAQ‑100® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Nova
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate	Seeks capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000® 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

66

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P 500 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Seeks investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications	Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments

67

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transport-tation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market		Seeks security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Conservative Strategy	III	Seeks to manage risk of loss while providing the opportunity for modest capital appreciation.	SIMC
SEI VP Defensive Strategy	III	Seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.	SIMC
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SIMC
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SIMC
T. Rowe Price Blue Chip Growth	II	Seeks long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited‑Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth.	Templeton Global Advisors Ltd.
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC

68

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
VanEck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation
VanEck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation
Vanguard® VIF Balanced		Seeks long-term capital appreciation and reasonable current income.	The Vanguard Group, Inc.	Wellington Mgmt. Company LLP
Vanguard® VIF Capital Growth		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	PRIMECAP Mgmt. Company
Vanguard® VIF Conservative Allocation		Seeks current income and low to moderate capital appreciation.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Diversified Value		Seeks long-term capital appreciation and income.	The Vanguard Group, Inc.	Barrow, Hanley, Mewhinney & Strauss, LLC
Vanguard® VIF Equity Income		Seeks an above-average level of current income and reasonable long-term capital appreciation.	The Vanguard Group, Inc.	Vanguard Equity Investment Group and Wellington Mgmt. Company LLP
Vanguard® VIF Equity Index		Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Growth		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	Jackson Square Partners, LLC, Wellington Mgmt. Company LLP, William Blair Investment Mgmt.
Vanguard® VIF High Yield Bond		Seeks a high level of current income.	The Vanguard Group, Inc.	Wellington Mgmt. Co. LLP
Vanguard® VIF International		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	Baillie Gifford Overseas Ltd., M&G Investment Mgmt. Limited, Schroder Investment Mgmt. North America Inc.
Vanguard® VIF Mid‑Cap Index		Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Moderate Allocation		Seeks capital appreciation and a low to moderate level of current income.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF REIT Index		Seeks a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Short Term Investment Grade		Seeks current income while maintaining limited price volatility.	The Vanguard Group, Inc.	Vanguard Fixed Income Group
Vanguard® VIF Small Company Growth		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	Granahan Investment Mgmt., Inc., Vanguard Equity Investment Group, Arrowpoint Partners
Vanguard® VIF Total Bond Market Index		Seeks to track the performance of a broad, market weighted bond index.	The Vanguard Group, Inc.	Vanguard Fixed Income Group

69

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Vanguard® VIF Total Stock Market Index		Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Virtus Equity Trend	A	Seeks long-term capital appreciation.	Virtus Investment Advisers, Inc.	Euclid Advisors LLC
Virtus International Series	A	Provide investors with access to high-quality international businesses selling at attractive valuations.	Virtus Investment Advisers, Inc.	Euclid Advisors LLC
Virtus Multi-Sector Fixed Income Series	A	Seeks long-term total return.	Virtus Investment Advisers, Inc.	Newfleet Asset Mgmt., LLC

Virtus Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisers, Inc.	Duff & Phelps Investment Mgmt. Co.
Virtus Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Investment Advisers, Inc.	Kanye Anderson Rudnick Investment Mgmt. Co.
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisers, Inc.	Euclid Advisors LLC and Newfleet Asset Mgmt. LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investment, LLC	Voya Investment Mgmt. Company LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investment, LLC	CBRE Clarion Securities , LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and current income.	Voya Investment, LLC	CBRE Clarion Securities , LLC
Wells Fargo International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.

Wells Fargo Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.

Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Adviser, LLC	Western Asset Mgmt. Company , Western Asset Mgmt. Company Ltd. and Western Asset Mgmt. Company Pte Ltd

70

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2015 .

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
7Twelve™ Balanced Portfolio	2015	9.69	8.59	1,037
	2014	10.16	9.69	9,148
	2013[1]	10.00	10.16	7,902
AB VPS Dynamic Asset Allocation	2015	9.96	9.40	0
	2014[2]	10.00	9.96	0
AB VPS Global Thematic Growth	2015	11.31	11.11	0
	2014	11.29	11.31	0
	2013[1]	10.00	11.29	0
AB VPS Growth and Income	2015	11.33	10.99	0
	2014	10.84	11.33	0
	2013[1]	10.00	10.84	0
AB VPS Small/Mid Cap Value	2015	11.33	10.22	13,167
	2014	10.88	11.33	0
	2013[1]	10.00	10.88	0
Adaptive Allocation Portfolio	2015	9.39	8.45	0
	2014	9.95	9.39	0
	2013[1]	10.00	9.95	0
Alger Capital Appreciation	2015	12.33	12.49	30,514
	2014	11.37	12.33	10,133
	2013[1]	10.00	11.37	0
Alger Large Cap Growth	2015	12.18	11.81	0
	2014	11.52	12.18	0
	2013[1]	10.00	11.52	0
ALPS/Alerian Energy Infrastructure	2015	11.27	6.69	14,202
	2014	10.53	11.27	11,474
	2013[1]	10.00	10.53	0
American Century VP Income & Growth	2015	11.67	10.49	8,403
	2014	10.86	11.67	1,824
	2013[1]	10.00	10.86	0
American Century VP Inflation Protection	2015	9.48	8.84	219
	2014	9.60	9.48	0
	2013[1]	10.00	9.60	0
American Century VP International	2015	9.88	9.49	43
	2014	10.95	9.88	0
	2013[1]	10.00	10.95	0
American Century VP Mid Cap Value	2015	11.71	11.02	12,702
	2014	10.53	11.71	1,769
	2013[1]	10.00	10.53	0

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
American Century VP Value	2015	11.40	10.46	0
	2014	10.56	11.40	207
	2013[1]	10.00	10.56	0
American Funds IS® Asset Allocation	2015	10.11	9.78	120,238
	2014[2]	10.00	10.11	10,746
American Funds IS® Blue Chip Income and Growth	2015	10.77	9.96	0
	2014[2]	10.00	10.77	0
American Funds IS® Global Bond	2015	9.43	8.63	2,755
	2014[2]	10.00	9.43	0
American Funds IS® Global Growth	2015	10.09	10.29	0
	2014[2]	10.00	10.09	0
American Funds IS® Global Growth and Income	2015	9.97	9.38	2,811
	2014[2]	10.00	9.97	1,598
American Funds IS® Global Small Capitalization	2015	9.85	9.42	716
	2014[2]	10.00	9.85	0
American Funds IS® Growth	2015	10.54	10.75	3,101
	2014[2]	10.00	10.54	1,928
American Funds IS® Growth-Income	2015	10.54	10.20	6,243
	2014[2]	10.00	10.54	945
American Funds IS® International	2015	9.36	8.53	2,893
	2014[2]	10.00	9.36	0
American Funds IS® International Growth and Income	2015	9.09	8.18	0
	2014[2]	10.00	9.09	0
American Funds IS® Mortgage	2015	9.91	9.63	0
	2014[2]	10.00	9.91	0
American Funds IS® New World	2015	8.98	8.30	3,181
	2014[2]	10.00	8.98	3,087
American Funds IS® U.S. Government/AAA-Rated Securities	2015	9.89	9.58	10,891
	2014[2]	10.00	9.89	3,655
BlackRock Basic Value V.I.	2015	11.33	10.17	4,207
	2014	10.80	11.33	2,557
	2013[1]	10.00	10.80	0
BlackRock Capital Appreciation V.I.	2015	11.91	12.14	20,218
	2014	11.47	11.91	1,557
	2013[1]	10.00	11.47	0
BlackRock Equity Dividend V.I.	2015	11.09	10.52	13,018
	2014	10.63	11.09	4,199
	2013[1]	10.00	10.63	0
BlackRock Global Allocation V.I.	2015	10.14	9.60	21,144
	2014	10.40	10.14	6,947
	2013[1]	10.00	10.40	0
BlackRock Global Opportunities V.I.	2015	10.12	9.73	4,095
	2014	11.07	10.12	2,704
	2013[1]	10.00	11.07	816

A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
BlackRock High Yield V.I.	2015	10.12	9.31	8,296
	2014	10.33	10.12	9,514
	2013[1]	10.00	10.33	0
BlackRock Large Cap Core V.I.	2015	11.88	11.39	4,733
	2014	11.08	11.88	4,593
	2013[1]	10.00	11.08	0
BlackRock Large Cap Growth V.I.	2015	12.40	12.16	0
	2014	11.38	12.40	0
	2013[1]	10.00	11.38	0
Deutsche Capital Growth VIP	2015	12.19	12.62	0
	2014	11.31	12.19	0
	2013[1]	10.00	11.31	0
Deutsche Core Equity VIP	2015	11.89	11.93	7,690
	2014	11.15	11.89	0
	2013[1]	10.00	11.15	0
Deutsche Global Growth VIP	2015	10.44	9.83	0
	2014	10.94	10.44	0
	2013[1]	10.00	10.94	0
Deutsche Global Small Cap VIP	2015	10.28	9.92	1,529
	2014	11.23	10.28	0
	2013[1]	10.00	11.23	0
Deutsche Government & Agency Securities VIP	2015	9.88	9.42	0
	2014	9.84	9.88	0
	2013[1]	10.00	9.84	0
Deutsche High Income VIP	2015	9.85	8.96	345,165
	2014	10.18	9.85	219
	2013[1]	10.00	10.18	25,072
Deutsche Large Cap Value VIP	2015	11.27	10.01	0
	2014	10.68	11.27	0
	2013[1]	10.00	10.68	0
Deutsche Small Mid Cap Value VIP	2015	11.06	10.34	884
	2014	11.00	11.06	858
	2013[1]	10.00	11.00	0
Dimensional VA Global Bond Portfolio	2015	9.61	9.29	0
	2014	9.80	9.61	0
	2013[1]	10.00	9.80	0
Dimensional VA International Small Portfolio	2015	10.21	10.29	20,318
	2014	11.37	10.21	955
	2013[1]	10.00	11.37	0
Dimensional VA International Value Portfolio	2015	9.86	8.74	12,384
	2014	11.15	9.86	1,455
	2013[1]	10.00	11.15	0
Dimensional VA Short-Term Fixed Portfolio	2015	9.33	8.91	0
	2014	9.78	9.33	0
	2013[1]	10.00	9.78	0

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Dimensional VA U.S. Large Value Portfolio	2015	11.52	10.60	36,646
	2014	11.08	11.52	6,264
	2013[1]	10.00	11.08	879
Dimensional VA U.S. Targeted Value Portfolio	2015	11.07	9.99	27,959
	2014	11.20	11.07	2,691
	2013[1]	10.00	11.20	0
Dreyfus IP Small Cap Stock Index	2015	11.21	10.47	4,054
	2014	11.14	11.21	3,280
	2013[1]	10.00	11.14	1,210
Dreyfus IP Technology Growth	2015	11.88	12.03	6,427
	2014	11.66	11.88	2,007
	2013[1]	10.00	11.66	0
Dreyfus Stock Index	2015	11.72	11.30	1,973
	2014	10.83	11.72	0
	2013[1]	10.00	10.83	0
Dreyfus VIF Appreciation	2015	10.98	10.21	0
	2014	10.64	10.98	0
	2013[1]	10.00	10.64	0
Dreyfus VIF International Value	2015	9.36	8.68	0
	2014	10.82	9.36	0
	2013[1]	10.00	10.82	0
Eaton Vance VT Floating-Rate Income	2015	9.71	9.19	108,217
	2014[2]	10.00	9.71	0
Eaton Vance VT Large-Cap Value	2015	10.39	9.81	1,607
	2014[2]	10.00	10.39	1,560
Federated Fund for U.S. Government Securities II	2015	9.84	9.46	886
	2014	9.84	9.84	409
	2013[1]	10.00	9.84	0
Federated High Income Bond II	2015	9.95	9.25	4,867
	2014	10.16	9.95	659
	2013[1]	10.00	10.16	0
Fidelity® VIP Balanced	2015	11.16	10.71	47,593
	2014	10.60	11.16	255,631
	2013[1]	10.00	10.60	4,469
Fidelity® VIP Contrafund®	2015	11.69	11.23	31,516
	2014	10.95	11.69	15,829
	2013[1]	10.00	10.95	0
Fidelity® VIP Disciplined Small Cap	2015	11.13	10.41	7,743
	2014	11.09	11.13	0
	2013[1]	10.00	11.09	0
Fidelity® VIP Emerging Markets	2015	10.08	8.64	2,694
	2014	10.42	10.08	2,506
	2013[1]	10.00	10.42	0

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Growth & Income	2015	11.35	10.58	3,713
	2014	10.76	11.35	3,710
	2013[1]	10.00	10.76	0
Fidelity® VIP Growth Opportunities	2015	11.77	11.86	5,923
	2014	10.99	11.77	7,370
	2013[1]	10.00	10.99	0
Fidelity® VIP High Income	2015	9.81	9.02	2,034
	2014	10.17	9.81	597,601
	2013[1]	10.00	10.17	0
Fidelity® VIP Index 500	2015	11.74	11.35	35,971
	2014	10.84	11.74	4,824
	2013[1]	10.00	10.84	0
Fidelity® VIP Investment-Grade Bond	2015	9.93	9.42	3,576
	2014	9.84	9.93	2,071
	2013[1]	10.00	9.84	0
Fidelity® VIP Mid Cap	2015	11.39	10.72	564
	2014	11.23	11.39	0
	2013[1]	10.00	11.23	0
Fidelity® VIP Overseas	2015	10.05	9.93	0
	2014	11.46	10.05	0
	2013[1]	10.00	11.46	0
Fidelity® VIP Real Estate	2015	11.25	11.13	4,615
	2014	9.06	11.25	2,777
	2013[1]	10.00	9.06	1,125
Fidelity® VIP Strategic Income	2015	9.85	9.24	5,364
	2014	9.97	9.85	2,363
	2013[1]	10.00	9.97	0
FormulaFolios US Equity Portfolio	2015[4]	10.00	9.93	0
Franklin Flex Cap Growth VIP Fund	2015	11.66	11.64	828
	2014	11.49	11.66	804
	2013[1]	10.00	11.49	780
Franklin Growth and Income VIP Fund	2015	11.29	10.70	5,703
	2014	10.82	11.29	0
	2013[1]	10.00	10.82	0
Franklin High Income VIP Fund	2015	9.79	8.51	1,810
	2014	10.24	9.79	470,817
	2013[1]	10.00	10.24	0
Franklin Income VIP Fund	2015	10.40	9.24	36,964
	2014	10.39	10.40	43,078
	2013[1]	10.00	10.39	18,901
Franklin Large Cap Growth VIP Fund	2015	11.53	11.65	0
	2014	10.72	11.53	0
	2013[1]	10.00	10.72	0

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin Mutual Global Discovery VIP Fund	2015	10.82	9.97	30,620
	2014	10.70	10.82	21,310
	2013[1]	10.00	10.70	2,079
Franklin Mutual Shares VIP Fund	2015	10.94	9.95	10,589
	2014	10.68	10.94	3,555
	2013[1]	10.00	10.68	1,227
Franklin Rising Dividends VIP Fund	2015	11.19	10.31	49,128
	2014	10l.76	11.19	20,160
	2013[1]	10.00	10.76	0
Franklin Small Cap Value VIP Fund	2015	10.78	9.55	0
	2014	11.20	10.78	0
	2013[1]	10.00	11.20	0
Franklin Small-Mid Cap Growth VIP Fund	2015	11.50	10.71	22,298
	2014	11.19	11.50	3,079
	2013[1]	10.00	11.19	0
Franklin Strategic Income VIP Fund	2015	9.79	9.00	43,451
	2014	10.05	9.79	35,381
	2013[1]	10.00	10.05	0
Franklin U.S. Government Securities VIP Fund	2015	9.73	9.35	27,579
	2014	9.84	9.73	6,587
	2013[1]	10.00	9.84	0
Goldman Sachs VIT Growth Opportunities	2015	11.67	10.58	0
	2014	10.98	11.67	136
	2013[1]	10.00	10.98	0
Goldman Sachs VIT High Quality Floating Rate	2015	9.39	8.94	3,425
	2014	9.82	9.39	327
	2013[1]	10.00	9.82	0
Goldman Sachs VIT Large Cap Value	2015	11.60	10.59	0
	2014	10.77	11.60	204
	2013[1]	10.00	10.77	0
Goldman Sachs VIT Mid Cap Value	2015	11.62	10.05	27,950
	2014	10.72	11.62	5,221
	2013[1]	10.00	10.72	0
Goldman Sachs VIT Small Cap Equity Insights	2015	11.07	10.33	0
	2014	10.85	11.07	0
	2013[1]	10.00	10.85	0
Goldman Sachs VIT Strategic Growth	2015	12.25	12.08	835
	2014	11.29	12.25	810
	2013[1]	10.00	11.29	786
Goldman Sachs VIT Strategic International Equity	2015	9.66	9.31	0
	2014	10.94	9.66	0
	2013[1]	10.00	10.94	0
Guggenheim VIF All Cap Value	2015	11.04	10.06	27,038
	2014	10.72	11.04	2,954
	2013[1]	10.00	10.72	0

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF CLS AdvisorOne Global Diversified Equity	2015	10.56	9.49	0
	2014	10.67	10.56	0
	2013[1]	10.00	10.67	0
Guggenheim VIF CLS AdvisorOne Global Growth	2015	10.30	9.45	0
	2014	10.47	10.30	0
	2013[1]	10.00	10.47	0
Guggenheim VIF CLS AdvisorOne Growth and Income	2015	9.90	9.07	0
	2014	10.17	9.90	0
	2013[1]	10.00	10.17	0
Guggenheim VIF Floating Rate Strategies	2015	9.85	9.49	7,412
	2014	10.06	9.85	1,665
	2013[1]	10.00	10.06	0
Guggenheim VIF Global Managed Futures Strategy	2015	10.71	10.09	12,412
	2014	9.99	10.71	21,208
	2013[1]	10.00	9.99	8,156
Guggenheim VIF High Yield	2015	9.97	9.16	10,868
	2014	10.17	9.97	5,749
	2013[1]	10.00	10.17	0
Guggenheim VIF Large Cap Value	2015	11.21	10.18	933
	2014	10.71	11.21	427
	2013[1]	10.00	10.71	0
Guggenheim VIF Long Short Equity	2015	10.26	9.94	1,648
	2014	10.44	10.26	754
	2013[1]	10.00	10.44	0
Guggenheim VIF Macro Opportunities	2015	10.18	9.71	147,913
	2014	10.11	10.18	20,122
	2013[1]	10.00	10.11	1,985
Guggenheim VIF Managed Asset Allocation	2015	10.64	10.19	25,491
	2014	10.43	10.64	300,015
	2013[1]	10.00	10.43	0
Guggenheim VIF Mid Cap Value	2015	10.34	9.22	438
	2014	10.71	10.34	1,574
	2013[1]	10.00	10.71	0
Guggenheim VIF Multi‑Hedge Strategies	2015	9.80	9.55	22,171
	2014	9.79	9.80	3,402
	2013[1]	10.00	9.79	0
Guggenheim VIF Small Cap Value	2015	10.30	9.20	2,656
	2014	10.92	10.30	9,407
	2013[1]	10.00	10.92	1,595
Guggenheim VIF StylePlus Large Core	2015	12.04	11.69	0
	2014	10.90	12.04	0
	2013[1]	10.00	10.90	0
Guggenheim VIF StylePlus Large Growth	2015	12.27	12.38	4,628
	2014	11.14	12.27	0
	2013[1]	10.00	11.14	0

A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF StylePlus Mid Growth	2015	11.96	11.42	0
	2014	11.06	11.96	1,339
	2013[1]	10.00	11.06	0
Guggenheim VIF StylePlus Small Growth	2015	11.64	10.99	15,793
	2014	11.19	11.64	1,514
	2013[1]	10.00	11.19	0
Guggenheim VIF Total Return Bond	2015	10.38	10.04	25,538
	2014	10.04	10.38	50,283
	2013[1]	10.00	10.04	0
Guggenheim VIF World Equity Income	2015	10.72	10.18	0
	2014	10.67	10.72	0
	2013[1]	10.00	10.67	0
Invesco V.I. American Franchise	2015	12.26	12.28	0
	2014	11.85	12.26	0
	2013[1]	10.00	11.85	0
Invesco V.I. American Value	2015	11.30	9.79	32,067
	2014	10.79	11.30	12,610
	2013[1]	10.00	10.79	0
Invesco V.I. Balanced-Risk Allocation	2015	10.00	9.14	848
	2014[2]	10.00	10.00	0
Invesco V.I. Comstock	2015	11.24	10.08	0
	2014	10.77	11.24	0
	2013[1]	10.00	10.77	0
Invesco V.I. Core Equity	2015	11.05	9.93	0
	2014	10.71	11.05	0
	2013[1]	10.00	10.71	0
Invesco V.I. Equity and Income	2015	10.85	10.11	36,884
	2014	10.43	10.85	32,746
	2013[1]	10.00	10.43	5,071
Invesco V.I. Global Core Equity	2015	10.34	9.73	1,329
	2014	10.76	10.34	1,290
	2013[1]	10.00	10.76	0
Invesco V.I. Global Health Care	2015	12.56	12.36	13,069
	2014	11.00	12.56	1,552
	2013[1]	10.00	11.00	1,197
Invesco V.I. Global Real Estate	2015	10.43	9.80	3,242
	2014	9.54	10.43	194
	2013[1]	10.00	9.54	0
Invesco V.I. Government Securities	2015	9.70	9.28	1,427
	2014	9.76	9.70	1,582
	2013[1]	10.00	9.76	821
Invesco V.I. Growth and Income	2015	11.14	10.30	1,031
	2014	10.59	11.14	0
	2013[1]	10.00	10.59	0

A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. High Yield	2015	9.92	9.17	258,414
	2014	10.21	9.92	0
	2013[1]	10.00	10.21	0
Invesco V.I. International Growth	2015	10.56	9.84	4,724
	2014	11.04	10.56	4,049
	2013[1]	10.00	11.04	0
Invesco V.I. Managed Volatility	2015	11.08	10.34	355
	2014	9.63	11.08	2,184
	2013[1]	10.00	9.63	0
Invesco V.I. Mid Cap Core Equity	2015	10.63	9.73	0
	2014	10.67	10.63	0
	2013[1]	10.00	10.67	0
Invesco V.I. Mid Cap Growth	2015	11.48	11.09	453
	2014	11.14	11.48	0
	2013[1]	10.00	11.14	0
Invesco V.I. S&P 500 Index	2015	11.70	11.28	318,962
	2014	10.83	11.70	102,377
	2013[1]	10.00	10.83	0
Invesco V.I. Small Cap Equity	2015	10.76	9.70	1,945
	2014	11.02	10.76	0
	2013[1]	10.00	11.02	0
Ivy Funds VIP Asset Strategy	2015	10.24	8.98	11,644
	2014	11.30	10.24	8,749
	2013[1]	10.00	11.30	0
Ivy Funds VIP Balanced	2015	11.03	10.51	9,575
	2014	10.72	11.03	0
	2013[1]	10.00	10.72	0
Ivy Funds VIP Core Equity	2015	11.72	11.13	1,433
	2014	11.17	11.72	1,391
	2013[1]	10.00	11.17	0
Ivy Funds VIP Dividend Opportunities	2015	11.45	10.73	0
	2014	10.90	11.45	0
	2013[1]	10.00	10.90	0
Ivy Funds VIP Energy	2015	9.16	6.82	3,605
	2014	10.71	9.16	784
	2013[1]	10.00	10.71	0
Ivy Funds VIP Global Bond	2015	9.61	8.95	216
	2014	10.04	9.61	0
	2013[1]	10.00	10.04	0
Ivy Funds VIP Global Growth	2015	10.67	10.55	0
	2014	11.05	10.67	0
	2013[1]	10.00	11.05	0
Ivy Funds VIP Global Natural Resources	2015	7.84	5.82	0
	2014[2]	10.00	7.84	0

A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy Funds VIP Growth	2015	12.38	12.69	1,019
	2014	11.58	12.38	0
	2013[1]	10.00	11.58	0
Ivy Funds VIP High Income	2015	10.02	8.96	28,743
	2014	10.28	10.02	30,335
	2013[1]	10.00	10.28	3,204
Ivy Funds VIP International Core Equity	2015	10.89	10.31	0
	2014	11.22	10.89	0
	2013[1]	10.00	11.22	0
Ivy Funds VIP Limited-Term Bond	2015	9.50	9.17	407
	2014	9.84	9.50	542
	2013[1]	10.00	9.84	0
Ivy Funds VIP Mid Cap Growth	2015	11.28	10.17	895
	2014	10.94	11.28	1,076
	2013[1]	10.00	10.94	203
Ivy Funds VIP Real Estate Securities	2015	11.38	11.40	13,914
	2014	9.14	11.38	3,955
	2013[1]	10.00	9.14	0
Ivy Funds VIP Science and Technology	2015	11.81	10.97	7,840
	2014	12.00	11.81	6,842
	2013[1]	10.00	12.00	2,121
Ivy Funds VIP Small Cap Growth	2015	11.12	10.84	8,366
	2014	11.45	11.12	873
	2013[1]	10.00	11.45	0
Ivy Funds VIP Small Cap Value	2015	10.96	9.89	0
	2014	10.70	10.96	0
	2013[1]	10.00	10.70	0
Ivy Funds VIP Value	2015	11.49	10.56	0
	2014	10.83	11.49	0
	2013[1]	10.00	10.83	0
Janus Aspen Enterprise	2015	11.67	11.58	8,522
	2014	10.87	11.67	5,809
	2013[1]	10.00	10.87	1,558
Janus Aspen Forty	2015	11.72	12.54	5,591
	2014	11.30	11.72	0
	2013[1]	10.00	11.30	0
Janus Aspen Janus Portfolio	2015	11.87	11.93	1,205
	2014	11.01	11.87	0
	2013[1]	10.00	11.01	0
Janus Aspen Overseas	2015	9.24	8.06	7,592
	2014	10.99	9.24	676
	2013[1]	10.00	10.99	0
Janus Aspen Perkins Mid Cap Value	2015	10.90	10.04	0
	2014	10.51	10.90	0
	2013[1]	10.00	10.51	0

A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
JPMorgan Insurance Trust Core Bond Portfolio	2015	9.82	9.47	8,081
	2014	9.80	9.82	0
	2013[1]	10.00	9.80	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2015	12.24	10.99	3,786
	2014	11.08	12.24	9,629
	2013[1]	10.00	11.08	2,061
JPMorgan Insurance Trust Small Cap Core Portfolio	2015	11.59	10.47	2,946
	2014	11.08	11.59	378
	2013[1]	10.00	11.08	324
JPMorgan Insurance Trust US Equity Portfolio	2015	11.98	11.53	0
	2014	11.03	11.98	0
	2013[1]	10.00	11.03	0
Lord Abbett Series Bond-Debenture VC	2015	10.19	9.59	511,032
	2014	10.21	10.19	898,145
	2013[1]	10.00	10.21	0
Lord Abbett Series Calibrated Dividend Growth VC	2015	11.42	10.69	612
	2014	10.71	11.42	0
	2013[1]	10.00	10.71	0
Lord Abbett Series Classic Stock VC	2015	11.32	10.73	0
	2014	10.85	11.32	0
	2013[1]	10.00	10.85	0
Lord Abbett Series Developing Growth VC	2015	11.38	9.99	6,274
	2014	11.47	11.38	5,840
	2013[1]	10.00	11.47	1,505
Lord Abbett Series Fundamental Equity VC	2015	11.08	10.23	0
	2014	10.81	11.08	0
	2013[1]	10.00	10.81	0
Lord Abbett Series Growth and Income VC	2015	11.15	10.36	0
	2014	10.83	11.15	0
	2013[1]	10.00	10.83	0
Lord Abbett Series Growth Opportunities VC	2015	11.28	11.08	81
	2014	11.12	11.28	141
	2013[1]	10.00	11.12	0
Lord Abbett Series Mid Cap Stock VC	2015	11.39	10.48	0
	2014	10.68	11.39	70
	2013[1]	10.00	10.68	0
Lord Abbett Series Total Return VC	2015	10.04	9.54	866
	2014	9.90	10.04	0
	2013[1]	10.00	9.90	0
Lord Abbett Series Value Opportunities VC	2015	11.44	10.66	0
	2014	10.98	11.44	0
	2013[1]	10.00	10.98	0
MFS® VIT Emerging Markets Equity	2015	9.07	7.54	4,777
	2014	10.19	9.07	257
	2013[1]	10.00	10.19	0

A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
MFS® VIT Global Tactical Allocation	2015	9.88	9.21	1,094
	2014[2]	10.00	9.88	0
MFS® VIT High Yield	2015	9.98	9.12	337,832
	2014	10.18	9.98	0
	2013[1]	10.00	10.18	0
MFS® VIT II MA Investors Growth Stock	2015	11.65	11.10	0
	2014	10.96	11.65	0
	2013[1]	10.00	10.96	0
MFS® VIT II Research International	2015	9.53	8.91	566
	2014	10.72	9.53	0
	2013[1]	10.00	10.72	0
MFS® VIT International Value	2015	9.59	9.75	7,976
	2014[2]	10.00	9.59	0
MFS® VIT Investors Trust	2015	11.56	11.05	0
	2014	10.92	11.56	0
	2013[1]	10.00	10.92	0
MFS® VIT New Discovery	2015	9.90	9.27	2,406
	2014	11.19	9.90	0
	2013[1]	10.00	11.19	0
MFS® VIT Research	2015	11.35	10.91	0
	2014	10.80	11.35	0
	2013[1]	10.00	10.80	0
MFS® VIT Total Return	2015	10.80	10.27	3,396
	2014	10.43	10.80	1,412
	2013[1]	10.00	10.43	0
MFS® VIT Total Return Bond	2015	9.99	9.50	0
	2014	9.89	9.99	0
	2013[1]	10.00	9.89	0
MFS® VIT Utilities	2015	11.17	9.11	25,184
	2014	10.39	11.17	21,633
	2013[1]	10.00	10.39	2,182
Morgan Stanley UIF Emerging Markets Debt	2015	9.66	9.13	0
	2014	9.82	9.66	0
	2013[1]	10.00	9.82	0
Morgan Stanley UIF Emerging Markets Equity	2015	9.24	7.89	18,775
	2014	10.12	9.24	767
	2013[1]	10.00	10.12	0
Morningstar Aggressive Growth ETF Asset Allocation Portfolio (formerly Ibbotson Aggressive Growth ETF Asset Allocation )	2015	10.53	9.78	4,527
	2014	10.54	10.53	4,393
	2013[1]	10.00	10.54	0
Morningstar Balanced ETF Asset Allocation Portfolio (formerly Ibbotson Balanced ETF Asset Allocation )	2015	10.30	9.63	67,509
	2014	10.30	10.30	35,883
	2013[1]	10.00	10.30	5,206

A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Morningstar Conservative ETF Asset Allocation Portfolio (formerly Ibbotson Conservative ETF Asset Allocation )	2015	9.79	9.25	87,285
	2014	9.96	9.79	9,633
	2013[1]	10.00	9.96	0
Morningstar Growth ETF Asset Allocation Portfolio (formerly Ibbotson Growth ETF Asset Allocation )	2015	10.48	9.77	30,032
	2014	10.47	10.48	27,275
	2013[1]	10.00	10.47	5,794
Morningstar Income and Grwoth ETF Asset Allocation Portfolio (formerly Ibbotson Income and Growth ETF Asset Allocation )	2015	10.02	9.42	6,298
	2014	10.15	10.02	3,499
	2013[1]	10.00	10.15	0
Neuberger Berman AMT Guardian	2015	11.62	10.56	4,832
	2014	11.14	11.62	4,689
	2013[1]	10.00	11.14	0
Neuberger Berman AMT Socially Responsive	2015	11.55	10.98	1,246
	2014	10.97	11.55	0
	2013[1]	10.00	10.97	0
Oppenheimer Global Fund/VA	2015	10.70	10.61	23,152
	2014	10.96	10.70	911
	2013[1]	10.00	10.96	0
Oppenheimer Global Strategic Income Fund/VA	2015	9.73	9.07	2,181
	2014	9.93	9.73	0
	2013[1]	10.00	9.93	0
Oppenheimer International Growth Fund/VA	2015	9.75	9.62	7,549
	2014	10.98	9.75	10,650
	2013[1]	10.00	10.98	4,838
Oppenheimer Main Street Small Cap Fund®/VA	2015	11.76	10.56	3,546
	2014	11.01	11.76	2,767
	2013[1]	10.00	11.01	0
PIMCO VIT All Asset	2015	9.63	8.36	3,547
	2014	10.02	9.63	437
	2013[1]	10.00	10.02	0
PIMCO VIT CommodityRealReturn Strategy	2015	7.41	5.26	0
	2014	9.52	7.41	0
	2013[1]	10.00	9.52	0
PIMCO VIT Emerging Markets Bond	2015	9.57	8.93	3,808
	2014	9.86	9.57	3,697
	2013[1]	10.00	9.86	0
PIMCO VIT Foreign Bond (Unhedged)	2015	9.57	8.50	0
	2014	9.98	9.57	0
	2013[1]	10.00	9.98	0
PIMCO VIT Global Bond (Unhedged)	2015	9.54	8.74	0
	2014	9.76	9.54	0
	2013[1]	10.00	9.76	0
PIMCO VIT Global Multi-Asset Managed Allocation	2015	9.96	9.50	0
	2014[2]	10.00	9.96	0

A-13

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
PIMCO VIT High Yield	2015	10.01	9.40	9,207
	2014	10.14	10.01	0
	2013[1]	10.00	10.14	0
PIMCO VIT Low Duration	2015	9.54	9.15	40,791
	2014	9.91	9.54	5,181
	2013[1]	10.00	9.91	1,630
PIMCO VIT Real Return	2015	9.46	8.80	3,231
	2014	9.61	9.46	2,817
	2013[1]	10.00	9.61	0
PIMCO VIT Short-Term	2015	9.47	9.15	99,492
	2014	9.84	9.47	0
	2013[1]	10.00	9.84	0
PIMCO VIT Total Return	2015	9.82	9.42	192,370
	2014	9.86	9.82	46,504
	2013[1]	10.00	9.86	13,938
Pioneer Bond VCT	2015	10.05	9.62	1,488
	2014	9.94	10.05	4,596
	2013[1]	10.00	9.94	1,225
Pioneer Emerging Markets VCT	2015	9.04	7.30	0
	2014	10.84	9.04	0
	2013[1]	10.00	10.84	0
Pioneer Equity Income VCT	2015	11.43	10.96	0
	2014	10.60	11.43	0
	2013[1]	10.00	10.60	0
Pioneer High Yield VCT	2015	9.77	8.95	1,399
	2014	10.25	9.77	28,348
	2013[1]	10.00	10.25	0
Pioneer Real Estate Shares VCT	2015	11.32	11.32	6,568
	2014	9.07	11.32	0
	2013[1]	10.00	9.07	0
Pioneer Strategic Income VCT	2015	9.83	9.26	5,937
	2014	9.92	9.83	88
	2013[1]	10.00	9.92	0
Power Income VIT	2015	9.43	8.80	9,319
	2014	9.97	9.43	153,591
	2013[1]	10.00	9.97	16,250
Probabilities Fund	2015	9.95	8.98	659,962
	2014	9.93	9.95	755,793
	2013[1]	10.00	9.93	551,816
Putnam VT Absolute Return 500	2015	9.84	9.36	67,893
	2014	9.91	9.84	24,282
	2013[1]	10.00	9.91	22,269
Putnam VT Capital Opportunities	2015	11.20	9.89	0
	2014	10.93	11.20	0
	2013[1]	10.00	10.93	0

A-14

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Putnam VT Diversified Income	2015	9.79	9.14	4,163
	2014	10.20	9.79	4,485
	2013[1]	10.00	10.20	0
Putnam VT Equity Income	2015	11.54	10.70	20,950
	2014	10.71	11.54	23,257
	2013[1]	10.00	10.71	3,923
Putnam VT Global Asset Allocation	2015	11.10	10.63	10,288
	2014	10.60	11.10	909
	2013[1]	10.00	10.60	0
Putnam VT Growth Opportunities	2015	12.40	11.98	0
	2014	11.38	12.40	0
	2013[1]	10.00	11.38	0
Putnam VT High Yield	2015	9.94	9.00	504
	2014	10.23	9.94	489
	2013[1]	10.00	10.23	0
Putnam VT Income	2015	10.23	9.64	0
	2014	10.05	10.23	60,268
	2013[1]	10.00	10.05	0
Putnam VT Investors	2015	12.00	11.23	1,342
	2014	11.02	12.00	3,553
	2013[1]	10.00	11.02	0
Putnam VT Voyager	2015	12.39	11.13	0
	2014	11.81	12.39	0
	2013[1]	10.00	11.81	0
Redwood Managed Volatility	2015[4]	10.00	9.79	0
Rydex VIF Banking	2015	10.62	9.67	1,960
	2014	10.74	10.62	0
	2013[1]	10.00	10.74	0
Rydex VIF Basic Materials	2015	10.21	8.07	0
	2014	10.87	10.21	0
	2013[1]	10.00	10.87	10,078
Rydex VIF Biotechnology	2015	13.73	14.24	15,263
	2014	10.82	13.73	5,220
	2013[1]	10.00	10.82	0
Rydex VIF Commodities Strategy	2015	6.05	3.83	926
	2014	9.59	6.05	940
	2013[1]	10.00	9.59	0
Rydex VIF Consumer Products	2015	11.10	11.27	2,220
	2014	10.30	11.10	30,880
	2013[1]	10.00	10.30	0
Rydex VIF Dow 2x Strategy	2015	12.64	11.58	0
	2014	11.31	12.64	3,846
	2013[1]	10.00	11.31	0

A-15

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Electronics	2015	12.77	12.47	1,163
	2014	10.79	12.77	0
	2013[1]	10.00	10.79	0
Rydex VIF Energy	2015	8.32	5.55	7,439
	2014	10.69	8.32	4,985
	2013[1]	10.00	10.69	0
Rydex VIF Energy Services	2015	6.99	4.57	3,309
	2014	10.35	6.99	4,659
	2013[1]	10.00	10.35	0
Rydex VIF Europe 1.25x Strategy	2015	9.64	8.55	0
	2014	11.51	9.64	0
	2013[1]	10.00	11.51	3,455
Rydex VIF Financial Services	2015	11.19	10.27	1,883
	2014	10.39	11.19	912
	2013[1]	10.00	10.39	0
Rydex VIF Government Long Bond 1.2x Strategy	2015	11.89	10.79	24,437
	2014	9.23	11.89	594
	2013[1]	10.00	9.23	10,222
Rydex VIF Health Care	2015	13.11	13.10	22,411
	2014	10.99	13.11	36,565
	2013[1]	10.00	10.99	0
Rydex VIF High Yield Strategy	2015[4]	10.00	9.86	185,563
Rydex VIF Internet	2015	11.77	12.19	5,576
	2014	12.07	11.77	1,014
	2013[1]	10.00	12.07	0
Rydex VIF Inverse Dow 2x Strategy	2015	6.09	5.36	0
	2014	8.14	6.09	4,463
	2013[1]	10.00	8.14	0
Rydex VIF Inverse Government Long Bond Strategy	2015	7.32	6.92	0
	2014	10.20	7.32	0
	2013[1]	10.00	10.20	0
Rydex VIF Inverse Mid-Cap Strategy	2015	7.41	7.01	0
	2014	8.76	7.41	0
	2013[1]	10.00	8.76	0
Rydex VIF Inverse NASDAQ‑100® Strategy	2015	6.40	5.33	550
	2014	8.23	6.40	0
	2013[1]	10.00	8.23	0
Rydex VIF Inverse Russell 2000® Strategy	2015	7.47	7.15	0
	2014	8.57	7.47	0
	2013[1]	10.00	8.57	11,307
Rydex VIF Inverse S&P 500 Strategy	2015	7.13	6.52	322,622
	2014	8.72	7.13	2,861
	2013[1]	10.00	8.72	0

A-16

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Japan 2x Strategy	2015	8.45	9.05	0
	2014	10.45	8.45	0
	2013[1]	10.00	10.45	0
Rydex VIF Leisure	2015	11.51	11.04	0
	2014	11.19	11.51	0
	2013[1]	10.00	11.19	0
Rydex VIF Mid-Cap 1.5x Strategy	2015	11.99	10.84	22,388
	2014	11.20	11.99	9,630
	2013[1]	10.00	11.20	0
Rydex VIF NASDAQ-100®	2015	12.80	13.25	123,893
	2014	11.39	12.80	69,228
	2013[1]	10.00	11.39	3,481
Rydex VIF NASDAQ-100® 2x Strategy	2015	17.31	18.97	27,068
	2014	13.25	17.31	4,586
	2013[1]	10.00	13.25	0
Rydex VIF Nova	2015	12.85	12.20	8,507
	2014	11.33	12.85	5,215
	2013[1]	10.00	11.33	0
Rydex VIF Precious Metals	2015	7.39	4.92	18,658
	2014	9.35	7.39	872
	2013[1]	10.00	9.35	0
Rydex VIF Real Estate	2015	10.76	10.03	16,372
	2014	9.30	10.76	45,242
	2013[1]	10.00	9.30	0
Rydex VIF Retailing	2015	11.08	10.45	1,794
	2014	10.66	11.08	30,990
	2013[1]	10.00	10.66	6,498
Rydex VIF Russell 2000® 1.5x Strategy	2015	11.43	9.94	409
	2014	11.46	11.43	397
	2013[1]	10.00	11.46	2,000
Rydex VIF Russell 2000® 2x Strategy	2015	12.19	10.12	1,109
	2014	12.12	12.19	0
	2013[1]	10.00	12.12	0
Rydex VIF S&P 500 2x Strategy	2015	14.13	13.29	15,752
	2014	11.85	14.13	39,872
	2013[1]	10.00	11.85	0
Rydex VIF S&P 500 Pure Growth	2015	12.04	11.64	112,248
	2014	11.20	12.04	71,922
	2013[1]	10.00	11.20	0
Rydex VIF S&P 500 Pure Value	2015	12.06	10.45	4,771
	2014	11.36	12.06	11,582
	2013[1]	10.00	11.36	0
Rydex VIF S&P MidCap 400 Pure Growth	2015	10.56	10.23	14,443
	2014	11.21	10.56	2,074
	2013[1]	10.00	11.21	3,549

A-17

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF S&P MidCap 400 Pure Value	2015	11.08	9.34	0
	2014	10.86	11.08	1,119
	2013[1]	10.00	10.86	0
Rydex VIF S&P SmallCap 600 Pure Growth	2015	10.87	10.35	20,011
	2014	11.36	10.87	2,099
	2013[1]	10.00	11.36	0
Rydex VIF S&P SmallCap 600 Pure Value	2015	10.76	8.90	790
	2014	11.11	10.76	1,151
	2013[1]	10.00	11.11	0
Rydex VIF Strengthening Dollar 2x Strategy	2015	10.51	11.39	0
	2014	8.94	10.51	0
	2013[1]	10.00	8.94	0
Rydex VIF Technology	2015	12.08	11.68	2,153
	2014	11.45	12.08	29,819
	2013[1]	10.00	11.45	6,112
Rydex VIF Telecommunications	2015	10.43	9.30	3,052
	2014	10.63	10.43	3,069
	2013[1]	10.00	10.63	6,579
Rydex VIF Transportation	2015	13.39	11.00	1,043
	2014	11.40	13.39	0
	2013[1]	10.00	11.40	0
Rydex VIF U.S. Government Money Market	2015	9.36	8.95	1,829,938
	2014	9.78	9.36	697,179
	2013[1]	10.00	9.78	133,608
Rydex VIF Utilities	2015	11.35	10.05	666
	2014	9.65	11.35	409
	2013[1]	10.00	9.65	0
Rydex VIF Weakening Dollar 2x Strategy	2015	7.80	6.21	0
	2014	10.45	7.80	0
	2013[1]	10.00	10.45	0
SEI VP Balanced Strategy	2015	9.86	9.11	24,003
	2014[2]	10.00	9.86	0
SEI VP Conservative Strategy	2015	9.82	9.35	3,110
	2014[2]	10.00	9.82	0
SEI VP Defensive Strategy	2015	9.74	9.27	17,703
	2014[2]	10.00	9.74	9,762
SEI VP Market Growth Strategy	2015	9.88	9.10	0
	2014[2]	10.00	9.88	0
SEI VP Market Plus Strategy	2015	9.96	9.16	0
	2014[2]	10.00	9.96	0
SEI VP Moderate Strategy	2015	9.93	9.38	0
	2014[2]	10.00	9.93	0
T. Rowe Price Blue Chip Growth	2015	12.11	12.83	34,375
	2014	11.63	12.11	24,133
	2013[1]	10.00	11.63	3,557

A-18

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
T. Rowe Price Equity Income	2015	10.90	9.69	15,142
	2014	10.64	10.90	5,792
	2013[1]	10.00	10.64	0
T. Rowe Price Health Sciences	2015	14.27	15.35	93,912
	2014	11.37	14.27	13,753
	2013[1]	10.00	11.37	2,132
T. Rowe Price Limited-Term Bond	2015	9.43	9.02	5,978
	2014	9.82	9.43	4,433
	2013[1]	10.00	9.82	0
Templeton Developing Markets VIP Fund	2015	8.97	6.89	2,430
	2014	10.24	8.97	2,359
	2013[1]	10.00	10.24	1,089
Templeton Foreign VIP Fund	2015	9.56	8.55	0
	2014	11.25	9.56	1,121
	2013[1]	10.00	11.25	0
Templeton Global Bond VIP Fund	2015	9.77	8.94	8,544
	2014	10.03	9.77	7,169
	2013[1]	10.00	10.03	2,326
Templeton Growth VIP Fund	2015	10.43	9.33	336
	2014	11.22	10.43	326
	2013[1]	10.00	11.22	0
Third Avenue Value	2015	10.36	9.02	1,820
	2014	10.37	10.36	1,766
	2013[1]	10.00	10.37	0
Transparent Value Directional Allocation VI	2015	9.60	8.93	18,136
	2014[3]	10.00	9.60	2,014
VanEck VIP Global Gold (formerly Van Eck VIP Global Gold )	2015	7.87	5.71	12,689
	2014	8.76	7.87	16,533
	2013[1]	10.00	8.76	4,718
VanEck VIP Global Hard Assets (formerly Van Eck VIP Global Hard Assets )	2015	8.40	5.33	3,763
	2014	10.89	8.40	3,471
	2013[1]	10.00	10.89	0
Vanguard® VIF Balanced	2015[4]	10.00	9.76	0
Vanguard® VIF Capital Growth	2015[4]	10.00	9.81	0
Vanguard® VIF Conservative Allocation	2015[4]	10.00	9.83	0
Vanguard® VIF Diversified Value	2015[4]	10.00	9.68	0
Vanguard® VIF Equity Income	2015[4]	10.00	9.77	0
Vanguard® VIF Equity Index	2015[4]	10.00	9.73	0
Vanguard® VIF Growth	2015[4]	10.00	9.87	0
Vanguard® VIF High Yield Bond	2015[4]	10.00	9.76	0
Vanguard® VIF International	2015[4]	10.00	9.68	0
Vanguard® VIF Mid-Cap Index	2015[4]	10.00	9.72	0
Vanguard® VIF Moderate Allocation	2015[4]	10.00	9.78	0
Vanguard® VIF REIT Index	2015[4]	10.00	10.13	0
Vanguard® VIF Short Term Investment Grade	2015[4]	10.00	9.90	0

A-19

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Vanguard® VIF Small Company Growth	2015[4]	10.00	9.69	0
Vanguard® VIF Total Bond Market Index	2015[4]	10.00	9.91	0
Vanguard® VIF Total Stock Market Index	2015[4]	10.00	9.72	0
Virtus Equity Trend (formerly Virtus Premium AlphaSector™ Series )	2015	10.51	9.11	226,755
	2014	10.75	10.51	343,983
	2013[1]	10.00	10.75	112,040
Virtus International Series	2015	9.47	8.11	0
	2014	10.31	9.47	0
	2013[1]	10.00	10.31	0
Virtus Multi-Sector Fixed Income Series	2015	9.80	9.25	2,154
	2014	10.05	9.80	0
	2013[1]	10.00	10.05	0
Virtus Real Estate Securities Series	2015	11.39	11.15	8,378
	2014	9.05	11.39	7,028
	2013[1]	10.00	9.05	0
Virtus Small-Cap Growth Series	2015	11.21	10.80	0
	2014[2]	10.00	11.21	0
Virtus Strategic Allocation Series	2015	10.95	9.91	949
	2014	10.65	10.95	921
	2013[1]	10.00	10.65	0
Voya MidCap Opportunities Portfolio	2015	11.15	10.68	0
	2014	10.76	11.15	0
	2013[1]	10.00	10.76	0
VY Clarion Global Real Estate Portfolio	2015	10.51	9.86	5,167
	2014	9.67	10.51	3,127
	2013[1]	10.00	9.67	0
VY Clarion Real Estate Portfolio	2015	11.33	11.14	2,028
	2014	9.13	11.33	1,784
	2013[1]	10.00	9.13	0
Wells Fargo International Equity VT (formerly Wells Fargo Advantage International Equity VT )	2015	9.86	9.60	1,766
	2014	10.89	9.86	0
	2013[1]	10.00	10.89	0

Wells Fargo Omega Growth VT (formerly Wells Fargo Advantage Omega Growth VT )	2015	11.45	11.10	4,073
	2014	11.52	11.45	9,410
	2013[1]	10.00	11.52	3,666
Wells Fargo Opportunity VT (formerly Wells Fargo Advantage Opportunity VT )	2015	11.42	10.59	1,162
	2014	10.81	11.42	1,127
	2013[1]	10.00	10.81	0

Western Asset Variable Global High Yield Bond	2015	9.60	8.62	471
	2014	10.19	9.60	477,035
	2013[1]	10.00	10.19	0
1   For the period July 15, 2013 (date of inception) to December 31, 2013.
2   For the period May 1, 2014 (the date first publicly offered) to December 31, 2014.
3   For the period June 2, 2014 (the date first publicly offered) to December 31, 2014.
4   For the period November 20, 2015 (the date first publicly offered) to December 31, 2015.

A-20

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued before April 18, 2011)

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2016

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2016, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

GENERAL INFORMATION AND HISTORY	3
Safekeeping of Assets	3
METHOD OF DEDUCTING THE EXCESS CHARGE	3
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS	4
Section 403(b)	4
Roth 403(b)	4
Sections 408 and 408A	5
PERFORMANCE INFORMATION	5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	6
FINANCIAL STATEMENTS	6

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (”the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Method of Deducting the Excess Charge

The mortality and expense risk charge of 0.20% (0.00% if the 5-year schedule is selected) and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount), on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumu-lation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subac-count on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and one optional rider, the Return of Premium Death Benefit Rider, the Excess Charge would be computed as follows:
Excess Charge on an Annual Basis	0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:

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Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount Adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 120.75

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02415 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $18,000 for tax year 2016. The $18,000 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $6,000 can be made to a 403(b) annuity during the 2016 tax year. The $6,000 limit may be adjusted for inflation in $500 increments for future tax years.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a) $3,000; (b)  the excess of $15,000 reduced by the sum of the additional pre‑tax elective contributions and designated Roth contributions made in prior years because of this rule; or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years .
Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2016 is the lesser of (i) $53,000 or (ii) 100% of the employee’s annual compensation.
Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions—$18,000 in 2016 with a $6,000 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $18,000 elective contribution

4

limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $10,000 in contributions to a traditional 403(b) contract in the same year.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or$5,500 (for 2016). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $5,500 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2016) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2016) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $53,000 (for 2016). Salary reduction contributions, if any, are subject to additional annual limits.
Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Stand-ardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 1.45%; (2) the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount); and (3) the contingent deferred sales charge.

5

Other total return figures (referred to as “Non‑Standar-dized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge if reflected would lower the Non‑Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre‑dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial state-ments of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial state-ments of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014, or for portions of such periods as disclosed in the financial statements are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
6

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued on or after April 18, 2011)

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2016

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2016, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (”the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Method of Deducting the Excess Charge

The mortality and expense risk charge of 0.20% and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount), on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and one optional rider, the Return of Premium Death Benefit Rider (with an annual charge of 0.35% for Contracts issued on or after December 28, 2012), the Excess Charge would be computed as follows:
Excess Charge on an Annual Basis	0.35%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Subaccount Adjustment Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2016). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $5,500 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2016) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2016) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compen-sated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $53,000 (for 2016). Salary reduction contributions, if any, are subject to additional annual limits.

4

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 0.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre‑dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by

5

Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 20142013, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
6

ELITEDESIGNS® II VARIABLE ANNUITY

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2016

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns II Variable Annuity dated May 1, 2016, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

Page
GENERAL INFORMATION AND HISTORY	3
Safekeeping of Assets	3
METHOD OF DEDUCTING THE EXCESS CHARGE	3
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS	3
Sections 408 and 408A	3
PERFORMANCE INFORMATION	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
FINANCIAL STATEMENTS	3

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (”the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Method of Deducting the Excess Charge

The mortality and expense risk charge of 1.20% and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount), on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and the Return of Premium Death Benefit Rider (with an annual charge of 0.35%), the Excess Charge would be computed as follows:
Excess Charge on an Annual Basis	0.35%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Subaccount Adjustment Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2016). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $5,500 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2016) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2016) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compen-sated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $53,000 (for 2016). Salary reduction contributions, if any, are subject to additional annual limits.

4

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 1.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre‑dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by

5

Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

C ONSOLIDATED F INANCIAL S TATEMENTS
Security Benefit Life Insurance Company and Subsidiaries
Years Ended December 31, 2015, 2014, and 2013
With Report of Independent Auditors

Security Benefit Life Insurance Company and Subsidiaries
Consolidated Financial Statements
Years Ended December 31, 2015, 2014, and 2013

Report of Independent Auditors
The Board of Directors
 Security Benefit Life Insurance Company
We have audited the accompanying consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries (the Company), a wholly owned subsidiary of Security Benefit Corporation, which comprise the consolidated balance sheets as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, changes in stockholder’s equity and cash flows for the years ended December 31, 2015, 2014, and 2013, and the related notes to the consolidated financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Opinion
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and subsidiaries at December 31, 2015 and 2014, and the consolidated results of its operations and its cash flows for the years ended December 31, 2015, 2014, and 2013 in conformity with U.S. generally accepted accounting principles.
/s/ ERNST & YOUNG
April 29, 2016

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

	December 31
	2015	2014
	(In Thousands, except as noted)
Assets
Investments:
Securities available for sale:
Fixed maturities ($16,502.2 million and $12,951.6 million in amortized cost for 2015 and 2014, respectively; includes
$2,929.4 million and $1,226.9 million related to consolidated
variable interest entitites for 2015 and 2014, respectively)	$16,013,677	$13,249,446
Equity securities ($103.8 million and $111.8 million in
amortized cost for 2015 and 2014, respectively)	103,285	112,130
Securities fair value option:
Fixed maturities	145,005	194,118
Equity securities	1,608	1,026
Mortgage loans	8,680	15,810
Notes receivable from related parties	2,568,594	2,158,078
Mortgage loans	1,300,795	538,551
Policy loans	427,393	413,188
Cash and cash equivalents (includes $1.7 million and $0 related to consolidated variable interest entities for 2015 and
2014, respectively)	584,481	1,639,775
Short-term investments	390,120	87,374
Call options	340,410	660,424
Other invested assets	246,644	300,723
Total investments	22,130,692	19,370,643

Accrued investment income (includes $30.8 million and $17.0
million related to consolidated variable interest entities for 2015
and 2014, respectively)	221,657	212,400
Accounts receivable (includes $0.1 million and $0 related
to consolidated variable interest entities for 2015 and
2014, respectively)	325,693	287,602
Reinsurance recoverable	2,581,887	2,669,811
Deferred tax asset	41,178	–
Property and equipment, net	45,745	45,208
Deferred policy acquisition costs	1,016,929	629,962
Deferred sales inducement costs	906,899	823,007
Value of business acquired	30,514	32,102
Other assets	99,702	77,674
Separate account assets	5,180,507	5,692,529
Total assets	$32,581,403	$29,840,938

See accompanying notes.

3

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

	December 31
	2015	2014
	(In Thousands, except as noted)
Liabilities and stockholders' equity
Liabilities:
Policy reserves and annuity account values	$23,504,494	$21,342,887
Funds withheld	177,876	234,857
Accounts payable and accrued expenses (includes $282.6 million and $0 related to consolidated variable interest entities for 2015
and 2014, respectively.)	595,153	119,591
Deferred income tax liability	–	62,861
Surplus notes payable	129,535	127,467
Notes payable related to commission assignments	97,095	106,550
Mortgage debt	24,041	26,911
Debt from consolidated variable interest entities	425,732	361,428
Long-term debt - SAILES 2-0, LLC	84,359	90,742
Other liabilities	214,729	319,679
Repurchase agreements	727,712	241,195
Separate account liabilities	5,180,507	5,692,529
Total liabilities	31,161,233	28,726,697

Stockholder's equity:
Common stock, $10 par value, 1,000,000 shares
authorized, 700,000 issued and outstanding	7,000	7,000
Additional paid-in capital	1,248,492	848,492
Accumulated other comprehensive income	(143,498)	116,357
Retained earnings	308,176	142,392
Total stockholder's equity	1,420,170	1,114,241

Total liabilities and stockholder's equity	$32,581,403	$29,840,938

See accompanying notes.

4

Security Benefit Life Insurance Company and Subsidiaries
Consolidated Statements of Operations
	Year Ended December 31
	2015	2014	2013
		(In Thousands)
Revenues:
Net investment income	$908,909	$724,572	$470,069
Asset-based fees	71,844	75,501	71,971
Other product charges	154,231	110,237	49,533
Net realized/unrealized gains (losses), excluding
impairment losses on available-for-sale securities	(282,228)	189,208	196,825
Total other-than-temporary impairment losses on
available-for-sale securities and other invested assets	(5,082)	(6,361)	(2,414)
Portion of impairment losses on available-for-sale
bonds recognized in other comprehensive income	1,258	1,083	3
Other revenues	58,484	46,987	37,304
Total revenues	907,416	1,141,227	823,291

Benefits and expenses:
Index credits and interest credited to account balances	247,885	341,736	218,816
Other benefits	56,460	229,995	148,192
Total benefits	304,345	571,731	367,008

Commissions and other operating expenses	169,699	165,364	146,565
Amortization of deferred policy acquisition
costs, deferred sales inducement costs, and
value of business acquired, net of imputed interest	165,419	195,867	106,014
Interest expense	57,006	30,957	24,395
Total benefits and expenses	696,469	963,919	643,982

Income before income tax expense	210,947	177,308	179,309
Income tax expense	45,163	48,956	55,024
Net income	$165,784	$128,352	$124,285

See accompanying notes.
5

Security Benefit Life Insurance Company and Subsidiaries
Consolidated Statements of Comprehensive Income

	Year Ended December 31
	2015	2014	2013
		(In Thousands)

Net income	$165,784	$128,352	$124,285
Other comprehensive income (loss), net:
Net unrealized and realized gains (losses) on
available-for-sale securities	(516,970)	208,494	(181,490)
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs, value of business
acquired and deferred sales inducement costs	141,565	(62,697)	43,083
Policy reserves and annuity account values	115,550	(49,451)	25,927
Total other comprehensive income (loss), net	(259,855)	96,346	(112,480)
Comprehensive income (loss)	$(94,071)	$224,698	$11,805

See accompanying notes.

6

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder’s Equity

			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained
	Stock	Capital	Income (Loss)	Earnings	Total
			(In Thousands)

Balance at January 1, 2013	$7,000	$463,492	$132,491	$163,020	$766,003
Net income	–	–	–	124,285	124,285
Other comprehensive loss, net	–	–	(112,480)	–	(112,480)
Contribution from parent	–	60,000	–	–	60,000
Distributions/dividends paid	–	–	–	(154,865)	(154,865)
Balance at December 31, 2013	7,000	523,492	20,011	132,440	682,943
Net income	–	–	–	128,352	128,352
Other comprehensive income, net	–	–	96,346	–	96,346
Contribution from parent	–	325,000	–	–	325,000
Distributions/dividends paid	–	–	–	(118,400)	(118,400)
Balance at December 31, 2014	7,000	848,492	116,357	142,392	1,114,241
Net income	–	–	–	165,784	165,784
Other comprehensive loss, net	–	–	(259,855)	–	(259,855)
Contribution from parent	–	400,000	–	–	400,000
Balance at December 31, 2015	$7,000	$1,248,492	$(143,498)	$308,176	$1,420,170

See accompanying notes.

7

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

	Year Ended December 31
	2015	2014	2013
		(In Thousands)
Operating activities
Net income	$165,784	$128,352	$124,285
Adjustments to reconcile net income to net cash and
cash equivalents provided by (used in) operating activities:
Net realized/unrealized (gains) losses	287,346	(182,166)	(194,884)
Amortization of investment premiums and discounts	(22,501)	(47,834)	(12,891)
Annuity and interest-sensitive life products –
interest credited to account balances	247,885	341,736	218,816
Depreciation and amortization	7,236	7,260	6,550
Policy acquisition costs deferred	(341,002)	(507,325)	(275,938)
Amortization of deferred policy acquisition costs,
deferred sales inducement costs, and value of business
acquired, net of imputed interest	165,419	195,867	106,014
Net sales (purchases) of fixed maturities, fair value option	46,348	59,285	(6,806)
Net purchases of equity securities, fair value option	(606)	–	(1,000)
Net sales of mortgage loans, at fair value	7,109	24,124	43,135
Change in funds withheld liability	(56,981)	(110,838)	(643,728)
Deferred income taxes	35,485	40,385	26,781
Change in accounts payable and other liabilities	370,612	34,786	234,445
Other changes in operating assets and liabilities	(30,631)	(12,624)	32,497
Net cash and cash equivalents provided by (used in) operating activities	881,503	(28,992)	(342,724)

Investing activities
Sales, maturities, or repayments of investments:
Fixed maturities available for sale	5,909,655	2,805,558	1,523,930
Equity securities available for sale	46,136	98,955	30,603
Notes receivable from related parties	3,364,359	732,820	2,039,626
Mortgage loans	76,718	16,623	5,087
Call options	114,754	218,463	120,075
Other invested assets	107,915	168,966	21,898
	9,619,537	4,041,385	3,741,219
Acquisitions of investments:
Fixed maturities available for sale	(9,360,101)	(7,232,784)	(5,202,498)
Equity securities available for sale	(37,906)	(59,749)	(61,816)
Notes receivable from related parties	(3,776,009)	(1,540,495)	(2,060,630)
Mortgage loans	(848,564)	(69,383)	(299,499)
Call options	(140,521)	(290,930)	(276,388)
Other invested assets	(43,950)	(101,942)	(157,001)
	(14,207,051)	(9,295,283)	(8,057,832)

Net sales (purchases) of short-term investments	(303,945)	115,181	(844,473)
Net decrease (increase) in policy loans	(14,205)	62,389	18,584
Net cash and cash equivalents used in investing activities	(4,905,664)	(5,076,328)	(5,142,502)

See accompanying notes.

8

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows (continued)

	Year Ended December 31
	2015	2014	2013
		(In Thousands)

Financing activities
Payments on mortgage debt and long-term debt	(153,019)	(187,189)	(7,093)
Issuance of notes payable related to commission assignments and consolidated VIEs	198,615	612,460	127,512
Capital contribution from parent	400,000	325,000	60,000
Dividends paid to parent	–	(118,400)	(154,865)
Net change in repurchase agreements	486,517	113,660	(177,035)
Deposits to annuity account balances	3,263,565	4,747,434	6,493,144
Withdrawals from annuity account balances	(1,226,811)	(1,297,466)	(300,199)
Net cash and cash equivalents provided by financing activities	2,968,867	4,195,499	6,041,464

Increase (decrease) in cash and cash equivalents	(1,055,294)	(909,821)	556,238
Cash and cash equivalents at beginning of year	1,639,775	2,549,596	1,993,358
Cash and cash equivalents at end of year	$584,481	$1,639,775	$2,549,596

Supplemental disclosures of cash flow information
Cash paid during the year for:
Interest	$29,455	$26,280	$20,747
Income taxes	$10,798	$28,818	$99,507

Supplemental disclosures of non-cash flow information
The following are noncash assets and liabilities transferred in and out related to reinsurance agreements (see Note 10).

Assets (liabilities) transferred out:
Securities available for sale:
Bonds	$–	$	– $	1,089,375
Mortgage loans, at fair value	–		–	110,794
Other invested assets	–		–	22,493
Funds withheld	–		–	(1,222,662)
Total assets (liabilities) transferred out	$–	$	– $	–

See accompanying notes.

9

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015
1. Nature of Operations and Significant Accounting Policies
Nature of Operations
The operations of Security Benefit Life Insurance Company (SBL), together with its subsidiaries and consolidated variable interest entities (VIEs) (see Note 3) (referred to herein, collectively, as the Company) consist primarily of marketing and distributing annuities, mutual funds, and other related products throughout the United States. Security Distributors, Inc. (SDI), a subsidiary of SBL, is a registered broker/dealer with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority (FINRA). Effective January 1, 2015, Security Benefit Business Services, LLC (SBBS), an affiliate, was formed to centralize certain functions and processes. All employees and the majority of the Company’s expenses are paid by SBBS, and these costs are then billed to the Company.
The Company offers a diversified portfolio of investment products comprised primarily of individual and group annuities, including fixed indexed annuities and mutual fund products through multiple distribution channels.
Basis of Presentation
The consolidated financial statements include the operations and accounts of SBL and its subsidiaries, SDI; Gennessee Insurance Agency, LLC (Gennessee); Dunbarre Insurance Agency, LLC (Dunbarre), which was formed in August 2013; SAILES 2-0, LLC, which was formed in February 2013; and the consolidated VIEs (see Note 3).
All intercompany accounts and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of the consolidated financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. Significant estimates and assumptions include the valuation of investments; valuation of derivative financial instruments;
10

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
determination of other-than-temporary impairments of investments; amortization of deferred policy acquisition costs (DAC), deferred sales inducement costs (DSI), and value of business acquired (VOBA); calculation of liabilities for future policy benefits; calculation of income taxes and the recognition of deferred income tax assets and liabilities; and estimating future cash flow on certain structured securities. Management believes that the estimates used in preparing its consolidated financial statements are reasonable.
Investments
Fixed maturity investments include bonds, asset-backed securities and redeemable preferred stock. Fixed maturity investments are classified as available for sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss (AOCI) in the consolidated statements of comprehensive income, net of adjustments related to DAC, DSI, VOBA, policy reserves and annuity account values and applicable income taxes. The adjustment related to DAC, DSI, VOBA and policy reserves and annuity account values represents the impact from treating the unrealized gains or losses as if they were realized.
Equity securities include common stock and non-redeemable preferred stock. Equity securities are classified as available for sale and are carried at fair value, with related unrealized gains and losses reflected as a component of AOCI, net of applicable income taxes.
The Company selects the fair value option for certain fixed maturity securities, commercial mortgage loans, and equity investments that are segregated to support the funds withheld reinsurance liability (see Note 10) and certain fixed maturity securities that have embedded derivative features. The change in fair value of these financial instruments is recognized as a component of net realized/unrealized gains (losses) on the consolidated statements of operations.
Realized capital gains and losses on sales of investments are determined using the average cost method. Unrealized capital gains and losses related to fair value option securities are reported as a component of net realized/unrealized gains (losses) on the consolidated statements of operations. Other-than-temporary impairments (OTTIs) are reported separately on the consolidated statements of operations.
To the extent the Company determines that an equity security is deemed other-than-temporarily impaired, the difference between carrying value and fair value is charged to earnings. For debt
11

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
securities if the Company intends to sell the security or it is more likely than not the Company will be required to sell the security before the recovery of the amortized cost basis, the Company recognizes an OTTI equal to the difference between the amortized cost and fair value in net income. For debt securities the Company does not expect to recover the amortized cost basis, does not plan to sell, or it is not more likely than not that the Company would be required to sell before recovery of the amortized cost basis, the Company bifurcates the OTTI and reports the credit portion of the loss recognized in net income, and the noncredit portion is recognized in OCI.
The credit loss component of a debt security impairment is estimated as the difference between amortized cost and the present value of the expected cash flows of the security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. For fixed rate securities, the present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security just prior to impairment. For variable rate securities, the present value is determined using the best estimate cash flows discounted at the variable rate that exists as of the date the cash flow estimate is made. The asset-backed securities cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity, prepayment speeds, and structural support, including subordination and guarantees.
Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums or accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income on the consolidated statements of operations.
Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.
Restricted cash consists of cash pledged by the Company as collateral and cash held in accordance with SEC regulations for the exclusive benefit of the Company’s clients. All
12

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
restricted cash has been segregated from the Company’s operating cash accounts. At December 31, 2015 and 2014, the Company held restricted cash of $3.6 million and $11.9 million, respectively.
The Company has agreed to provide a short-term loan facility through bridge or revolver loans to borrowers until permanent financing can be secured or an existing obligation or project is completed. The Company generally receives a commitment fee and interest on the amounts funded. Open commitments on bridge loans and revolvers are disclosed in Note 14.
Policy loans are reported at unpaid principal.
Asset and Liability Derivatives
The Company hedges certain exposures to interest rate risk and equity market risk by entering into derivative financial instruments. All of the derivative financial instruments are recognized as an asset or liability on the consolidated balance sheets at estimated fair value. For derivative instruments not receiving hedge accounting treatment but that are economic hedges, the gain or loss is recognized in net income during the period of change.
The Company issues certain products that contain a derivative that is embedded in the product and must be accounted for under ASC 815, Derivatives and Hedging. Under ASC 815, the Company assesses whether the embedded derivative is clearly and closely related to the host contract. The Company bifurcates embedded derivatives from the host instrument for measurement purposes when the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument. Embedded derivatives, which are reported with the host instrument on the consolidated balance sheets in policy reserves and annuity account values, are reported at fair value with changes in fair value recognized on the consolidated statements of operations.
The Company is party to agreements with certain derivative instrument counterparties which require the posting of collateral when the market value of the derivative instrument exceeds the cost of the instrument, subject to certain thresholds agreed upon with the counterparties. Collateral posted by counterparties is reported on the consolidated balance sheets in cash and cash equivalents with a corresponding liability reported in other liabilities.
13

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
Deferred Policy Acquisition Costs, Deferred Sales Inducement Costs and Value of Business Acquired
To the extent recoverable from future policy revenues and gross profits, incremental direct costs of the contract acquisition (commissions) as well as certain costs directly related to acquisition activities (underwriting, other policy issuance and processing, and selling costs) for the successful acquisition or renewal of deferred annuity business have been deferred. DAC is amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investments (gross blended separate account return assumption of 7.7% for all years), withdrawal, mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. DAC is adjusted for the impact on estimated gross profits of net unrealized gains and losses on assets, with the adjustment reflected in stockholder’s equity as a component of AOCI, net of applicable income taxes.
For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverages by exchanging a contract for a new contract or by an amendment, an endorsement, or a rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Any DAC or DSI associated with the original contract is written off. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.
DSI consists of bonus interest credits and premium credits added to certain annuity contract values. It is subject to vesting requirements and is capitalized to the extent it is incremental to amounts that would be credited on similar contracts without the applicable feature. DSI is amortized using the same methodology and assumptions used to amortize DAC.
Value of business acquired (VOBA) is an asset that reflects the present value of estimated net cash flows embedded in the insurance contracts that existed in a life insurance company acquisition. The Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs.
14

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
Property and Equipment
Property and equipment, including home office real estate, furniture and fixtures, and data processing equipment and certain related systems, are recorded at cost less accumulated depreciation. Computer software includes internally developed software costs that are capitalized when they reach technological feasibility. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which generally range from 3 to 39 years.
The following is a summary of property and equipment at cost less accumulated depreciation as of December 31:

	2015	2014
	(In Thousands)

Land	$5,630	$5,630
Land improvements	367	367
Building	46,321	45,636
Furniture	2,283	1,997
Data processing equipment	591	365
Computer software	3,515	2,298
Other	661	541
	59,368	56,834
Less accumulated depreciation	13,623	11,626
Net property and equipment	$45,745	$45,208

Accumulated depreciation deducted from investment in real estate amounted to $9.2 million and $7.5 million at December 31, 2015 and 2014, respectively.
The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires during 2018. Certain operating expenses of the premises are the responsibility of the FHLB, while others are reimbursed to the Company (see Note 14).
In February 2013, the Company acquired an airplane for other investment purposes. SAILES leases the airplane to an airline under an operating lease that expires on February 28, 2025. The asset is amortized on a straight-line method over 25 years which approximates its estimated
15

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
productive life. Depreciation on the asset in the amount of $5.2 million, $5.2 million, and $4.4 million for the years ended December 31, 2015, 2014, and 2013 is included in commissions and other operating expenses on the consolidated statements of operations.
The following is a summary of the asset held at cost less accumulated amortization for the years ended December 31:

	2015	2014
	(In Thousands)

Airplane	$145,000	$145,000
Less accumulated amortization	(14,720)	(9,539)
	$130,280	$135,461

The asset is included in other invested assets on the consolidated balance sheet.
Business-Owned Life Insurance
The Company has invested in business-owned life insurance. The investment is carried in other assets on the consolidated balance sheets at net policy value of $19.9 million and $20.3 million at December 31, 2015 and 2014, respectively, with the change in net policy value recorded in other revenue of $348,000, $92,000, and $305,000 for the years ended December 31, 2015, 2014, and 2013, respectively.
Company-Owned Life Insurance
The Company has invested in company-owned life insurance. The investment is carried in other assets at net policy value of $23.8 million and $23.6 million at December 31, 2015 and 2014, respectively, with the change in net policy value recorded as an increase in/(reduction) of other benefits of $136,000, ($1.3 million), and ($4.0 million) for the years ended December 31, 2015, 2014, and 2013, respectively.
16

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
Separate Accounts
The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders by the Company, are excluded from the amounts reported on the consolidated statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying consolidated statements of operations. Product charge revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.
The Company has variable annuity contracts through separate accounts that include various types of guaranteed minimum death benefit (GMDB), guaranteed minimum accumulation benefit (GMAB), guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB) features. As discussed in Note 4, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative and the benefit reserve based on the specific characteristics of each guaranteed living benefit (GLB) feature.
The Company issued to certain related parties funding agreements through separate accounts whereby the contract holders elect to invest in various investment options offered under the policy. Contract holders have the ability to take policy loans, which are secured by the policy, up to an amount specified in the policy. As of December 31, 2015 and 2014, separate account investments funded through these agreements were $1,494.0 million and $1,464.3 million, respectively, and are reported in separate account assets and liabilities on the consolidated balance sheets. Policy loans related to these separate accounts totaled $327.9 million and $305.6 million as of December 31, 2015 and 2014, respectively, and are reported in policy loans on the consolidated balance sheets. Investment income and gains or losses arising from the investments in the separate account funding agreements accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying consolidated statements of
17

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
operations. Investment income revenues to the Company from the separate account funding agreements consist primarily of administrative fees and interest on the policy loans issued to the contract holders.
Policy Reserves and Annuity Account Values
Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.
Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.0% to 4.5% during 2015, from 1.0% to 4.5% during 2014, and from 1.0% to 4.5% during 2013. Policy reserves are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.
Policy reserves and annuity account values also include funding agreements of $1,520.7 million and $726.1 million at December 31, 2015 and 2014, respectively, which are classified as investment-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts. These agreements have call provisions that give the holder of the funding agreements the right to require the funding agreement be redeemed by the Company if certain adverse conditions occur.
The Company offers fixed indexed annuity products with returns linked to the performance of certain indices. The fixed indexed annuity products also offer a guaranteed lifetime withdrawal benefit (GLWB) and a GMDB. The GLWB and GMDB guarantees are accounted for as benefit reserves. Policy reserves for index annuities are equal to the sum of the fair value of the embedded index options, the host (or guaranteed) components of the index account, and the fixed account accumulated with interest and without reduction for potential surrender charges, plus the benefit reserves for the GLWB and GMDB benefits. The host value is established at inception of the contract and is accreted over the policy’s life at a constant rate of interest. Fair value of the embedded index options is calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect the Company’s credit risk and an additional provision for adverse deviation.
18

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
Reinsurance Agreements
The Company utilizes reinsurance agreements to manage certain risks associated with its annuity operations and to reduce exposure to large losses. In the accompanying consolidated financial statements, premiums, benefits and settlement expenses are reported net of reinsurance ceded, whereas policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of reinsurers, and requires collateralization of liabilities ceded where allowable by contract.
Deferred Income Taxes
Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s consolidated statements of operations as a component of income tax expense or benefit, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets to an amount that represents management’s best estimate of the amount of such deferred income tax assets that will more likely than not be realized using the enacted tax rates and laws.
Recognition of Revenues
Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in fixed maturity securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield. For mortgage-backed securities, included in the fixed maturity available-for-sale securities portfolios, the Company recognizes income using a constant effective
19

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from originally anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments. For securities, purchased or retained, that represent beneficial interests in structured notes other than high credit quality securities, the accretable yield is adjusted using the prospective method when there is a change in estimated future cash flow. For high credit quality securities, the accretable yield is adjusted using the retrospective method. Any adjustments resulting from changes in effective yield are reflected in net investment income.
Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the mortality and expense risk charges, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.
Commissions include point-of-sale fees for mutual fund and variable annuity transactions and are recognized when earned. Service fees represent amounts earned under agreements with the investment advisors and/or underwriters of both affiliated and unaffiliated mutual funds. These fees are accrued and paid on a monthly basis based on contractual agreements.
The Company evaluates the need for an allowance for accounts receivable that it believes will not be collected in full. There was no allowance for doubtful accounts at December 31, 2015 or 2014.
Reclassifications
In the prior year’s consolidated balance sheets, the presentation of certain Notes receivable from related parties were reclassified out of Short-term investments to conform to the current year’s presentation.
Recently Issued Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers. This authoritative guidance outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers, and supersedes most current revenue recognition guidance, including
20

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
industry-specific guidance. The core principle of the revenue standard is that an entity recognize revenue to reflect the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for the good or service. The guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to fulfill a contract. Entities have the option of using either a full retrospective or a modified retrospective approach for the adoption of the new standard, which becomes effective for fiscal years beginning after December 15, 2016. In August 2015, the FASB issued ASU 2015-14 Revenue from Contracts with Customers (Topic 606). The amendments in this Update defer the effective date of Update 2014-09 for all entities by one year. Therefore, ASU 2014-09 will be effective for the Company’s fiscal year beginning January 1, 2018. The Company is currently evaluating the impact of this new guidance on the financial statements.
In February 2015, the FASB issued ASU 2015-02 Consolidation, Amendments to the Consolidation Analysis. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in this ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. This guidance will become effective for the Company January 1, 2016. Adoption of this ASU is not expected to have a material impact on the financial statements.
In May 2015, the FASB issued ASU 2015-07 Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The amendments in this Update remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. This Update is effective for financial statements issued for fiscal years beginning after December 15, 2015, with early application permitted. Adoption of this ASU is not expected to have a material impact on the financial statements.
21

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
In January 2016, the FASB issued ASU 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the Fair Value Option (FVO) that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments. The amendments in this Update are effective for fiscal years beginning after December 15, 2017. Earlier application is permitted. The Company is currently evaluating the impact of this ASU.
22

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
2. Investments
Fixed Maturity Investments and Equity Securities
Information as to the amortized cost, gross unrealized gains and losses, fair values and OTTIs in AOCI, of the Company’s portfolio of fixed maturity investments and equity securities classified as available for sale, is as follows:

		December 31, 2015
	Cost/	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTIs
	Cost	Gains	Losses	Value	in AOCI
			(In Thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	$641,550	$11,504	$8,878	$644,176	$–
Obligations of government-sponsored
enterprises	608,618	20,274	6,948	621,944	–
Corporate	7,027,047	101,552	284,919	6,843,680	1,312
Obligations of foreign governments	35,000	306	178	35,128	–
Municipal obligations	481,156	27,750	11,030	497,876	–
Commercial mortgage-backed	715,530	11,538	5,228	721,840	–
Residential mortgage-backed	231,878	3,353	6,545	228,686	–
Collateralized debt obligations	55,569	2,717	219	58,067	(54)
Other debt obligations (1)	6,705,831	38,522	382,073	6,362,280	–
Total fixed maturity investments	$16,502,179	$217,516	$706,018	$16,013,677	$1,258

Equity securities:
Financial	$45,861	$3,373	$2,186	$47,048	$–
Mutual fund	8,324	–	1,691	6,633	–
Government	49,604	–	–	49,604	–
Total equity securities	$103,789	$3,373	$3,877	$103,285	$–

(1) Other debt obligations consist of other asset-backed securities, including collateralized loan obligations, and redeemable preferred stock.
23

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

		December 31, 2014
	Cost/	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTIs
	Cost	Gains	Losses	Value	in AOCI
			(In Thousands)
Fixed maturities:
U.S. Treasury securities and other U.S.
government corporations and agencies	$752,485	$18,039	$9,441	$761,083	$–
Obligations of government-sponsored
enterprises	613,681	28,864	5,537	637,008	–
Corporate	5,735,075	213,242	22,780	5,925,537	1,096
Obligations of foreign governments	14,371	1,196	–	15,567	–
Municipal obligations	467,774	46,253	804	513,223	–
Commercial mortgage-backed	641,911	25,880	933	666,858	–
Residential mortgage-backed	236,837	6,391	2,045	241,183	–
Collateralized debt obligations	50,196	3,115	2	53,309	–
Other debt obligations (1)	4,439,253	73,203	76,778	4,435,678	–
Total fixed maturity investments	$12,951,583	$416,183	$118,320	$13,249,446	$1,096

Equity securities:
Financial	$90,050	$2,790	$1,324	$91,516	$–
Mutual fund	7,916	–	1,136	6,780	–
Government	13,813	–	–	13,813	–
Warrants	–	21	–	21	(13)
Total equity securities	$111,779	$2,811	$2,460	$112,130	$(13)

(1) Other debt obligations consist of other asset-backed securities, including collateralized loan obligations, and redeemable preferred stock.
24

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
2. Investments (continued)
The amortized cost and fair value of fixed maturity investments at December 31, 2015, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Available for Sale
	Amortized	Fair
	Cost	Value
	(In Thousands)

Due one year or less	$63,326	$62,929
Due after one year through five years	1,692,696	1,699,054
Due after five years through ten years	2,865,808	2,824,547
Due after ten years	3,562,923	3,434,330
Mortgage-backed securities and other asset-backed
securities	8,317,426	7,992,817
	$16,502,179	$16,013,677

As of December 31, 2015 and 2014, there were 28 and 21 issuers, with a total amount of $7,131 million and $4,801 million, respectively, other than U.S. Government and its sponsored entities, where the Company had investment holdings that exceeded 10% of consolidated stockholder’s equity.
25

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
2. Investments (continued)
For fixed maturity investments and equity securities with unrealized losses as of December 31, 2015 and 2014, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:
			December 31, 2015
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
			(In Thousands)
Fixed maturity investments, available for sale:
U.S. Treasury securities and other U.S.
government corporations and agencies	$416,134	$8,878	$-	$-	$416,134	$8,878
Obligations of government-sponsored
enterprises	311,064	6,944	2,753	4	313,817	6,948
Obligations of foreign governments	14,846	154	2,221	24	17,067	178
Corporate	2,564,039	255,658	670,092	29,261	3,234,131	284,919
Municipal obligations	91,740	5,673	61,728	5,357	153,468	11,030
Commercial mortgage-backed	111,386	2,214	173,635	3,014	285,021	5,228
Residential mortgage-backed	145,511	5,939	12,986	606	158,497	6,545
Collateralized debt obligations	14,336	45	9,564	174	23,900	219
Other debt obligations	4,343,568	307,166	729,274	74,907	5,072,842	382,073
Total fixed maturity investments, available for sale	$8,012,624	$592,671	$1,662,253	$113,347	$9,674,877	$706,018

Number of securities with unrealized losses		799		207		1,006
Percent investment grade (AAA through BBB-)		90%		89%		90%

Total equity securities available for sale	$28,767	$3,877	$-	$-	$28,767	$3,877

26

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

	December 31, 2014
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Fixed maturity investments, available for sale:
U.S. Treasury securities and other U.S.
government corporations and agencies	$24,199	$45	$321,357	$9,396	$345,556	$9,441
Obligations of government-sponsored
enterprises	27,939	112	108,816	5,425	136,755	5,537
Corporate	822,975	15,288	251,880	7,492	1,074,855	22,780
Municipal obligations	34,091	664	18,537	140	52,628	804
Commercial mortgage-backed	4,450	69	97,014	864	101,464	933
Residential mortgage-backed	23,067	185	49,426	1,860	72,493	2,045
Collateralized debt obligations	1,498	2	–	–	1,498	2
Other debt obligations	1,451,072	63,237	353,218	13,541	1,804,290	76,778
Total fixed maturity investments, available for sale	$2,389,291	$79,602	$1,200,248	$38,718	$3,589,539	$118,320

Number of securities with unrealized losses		291		216		507
Percent investment grade (AAA through BBB-)		80%		95%		85%

Total equity securities available for sale	$27,443	$1,301	$27,645	$1,159	$55,088	$2,460

The unrealized losses on these securities can primarily be attributed to change in market interest rates and changes in credit spreads since the securities were acquired. Because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of its amortized cost bases, which may be maturity, the Company does not consider those investments to be other than temporarily impaired at December 31, 2015 and 2014. For equity securities, the Company evaluated the near-term prospects of the issuer in relation to the severity and duration of the impairment. Based on that evaluation and the Company’s ability and intent to hold those investments for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2015 and 2014.
The Company closely monitors those securities where impairment concerns may exist by considering relevant facts and circumstances to evaluate whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer,
27

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
2. Investments (continued)
including the current and future impact of any specific events; (3) for fixed maturity securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis, and (4) for equity securities, the Company’s ability and intent to hold the security until it recovers in value. For asset-backed securities, several additional factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions.
The following table provides a rollforward of accumulated credit losses for fixed maturity securities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to bifurcated credit loss amounts recognized in net realized gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount for the years ended December 31:

	2015	2014	2013
		(In Thousands)

Balance at beginning of year	$(6,176)	$(3,574)	$(1,163)
Credit losses for which an other-than-temporary impairment
was not previously recognized	(2,703)	(5,278)	(2,374)
Reduction for securities sold during the year or intended to be sold	1,589	2,676	–
Additional credit loss impairments on securities previously impaired	(1,120)	–	(37)
Balance at end of year	$(8,410)	$(6,176)	$(3,574)

28

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
2. Investments (continued)
Major categories of net investment income are summarized as follows for the years ended December 31:

	2015	2014	2013
		(In Thousands)
Interest on fixed maturity investments, available for sale	$765,917	$548,060	$336,979
Interest on fixed maturity investments, fair value option	6,555	8,505	7,547
Interest on intercompany notes	33,852	40,648	43,508
Dividends on equity securities	6,026	2,466	2,615
Dividends on equity securities, fair value option	97	51	33
Interest on mortgage loans	36,663	23,915	15,816
Interest on mortgage loans, fair value option	383	1,315	7,117
Interest on policy loans	26,868	27,605	50,309
Interest on short-term investments	90,159	72,281	35,221
Other	1,428	41,882	7,723
Total investment income	967,948	766,728	506,868

Less:
Investment expenses	51,803	30,474	21,162
Ceded to reinsurer	7,236	11,682	15,637
Net investment income	$908,909	$724,572	$470,069

Proceeds from sales of fixed maturity investments and equity securities available for sale and realized gains and losses are as follows for the years ended December 31:

	2015	2014	2013
		(In Thousands)

Proceeds from sales	$7,568,251	$2,607,038	$434,043
Gross realized gains	96,330	26,954	82,132
Gross realized losses	26,971	20,098	5,715

During the year ended December 31, 2013, the Company sold held-to-maturity securities with a net carrying amount of $113.8 million, resulting in a gain of $76,000. This transaction impaired the Company’s ability to hold other held-to-maturity securities. As a result, all of the other held-to-maturity securities have been classified as available for sale, which caused the Company to recognize the unrealized gain/loss on the securities through OCI.
29

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
2. Investments (continued)
Net realized/unrealized gains (losses), net of ceded reinsurance gains and associated amortization of DAC, DSI, and VOBA, consist of the following for the years ended December 31:

	2015	2014	2013
		(In Thousands)
Realized gains (losses), available for sale:
Fixed maturity investments	$69,122	$5,704	$78,168
Equity securities	237	1,152	(1,751)
Other invested assets	20,515	12,047	8,225
Total net realized gains, available for sale	89,874	18,903	84,642

Realized gains (losses), fair value option:
Fixed maturity investments	(1,111)	(524)	2,388
Equity securities	8	–	–
Mortgage loans	(725)	–	–
	(1,828)	(524)	2,388

Impairments:
OTTI of available-for-sale fixed maturity investments	(5,082)	(6,361)	(2,414)
Portion of OTTIs recognized in OCI	1,258	1,083	3
Total impairments	(3,824)	(5,278)	(2,411)

Other gains (losses):
Call options	(345,781)	184,336	112,147
Fixed maturity investments, fair value option	(1,445)	11,490	(12,968)
Mortgage loans, fair value option	777	64	602
Equity securities, fair value option	(32)	83	(57)
Embedded derivative on reinsurance contracts	700	(11,637)	12,423
Total other gains (losses)	(345,781)	184,336	112,147
	(261,559)	197,437	196,766

Net ceded reinsurance (gains) losses	1,293	1,764	(469)
Related impact on DAC, DSI, and VOBA	(25,786)	(15,271)	(1,883)
Net realized/unrealized gains	$(286,052)	$183,930	$194,414

There were no outstanding agreements to sell securities at December 31, 2015.
30

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
2. Investments (continued)
During the year ended December 31, 2013, the Company recognized a gain of $64 million related to the transfer of assets to a related party in settlement of a funds withheld liability (see Note 10).
At December 31, 2015 and 2014, the Company pledged securities and cash with a market value of approximately $1,093.6 million and $642.8 million, respectively, as collateral in relation to its structured institutional products, for the line of credit with FHLB and the home office building mortgage (see Note 15).
At December 31, 2015 and 2014, the Company pledged securities with a market value of approximately $256.5 million and $279.6 million, respectively, as collateral in relation to its reinsurance agreements (see Note 10).
At December 31, 2015 and 2014, available-for-sale bonds with a carrying value of $4.3 million and $4.4 million, respectively, were held in joint custody at various state insurance departments to comply with statutory regulations.
Mortgage Loans
Mortgage loans consist of commercial and residential mortgage loans. The Company evaluates risks inherent in the brick and mortar commercial mortgage loans based on the property’s operational results supporting the loan. The Company also evaluates the risks inherent in its residential mortgage loan portfolio. The carrying amount of the Company’s mortgage loan portfolio was as follows at December 31:
	2015	2014
	(In Thousands)

Commercial mortgage loans	$1,293,514	$530,878
Commercial mortgage loans, at fair value (amortized cost of
$7,997 and $15,903 as of December 31, 2015 and 2014,
respectively)	8,680	15,810
Residential mortgage loans	7,281	7,673
Total carrying cost	$1,309,475	$554,361

31

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
2. Investments (continued)
The Company periodically purchases and sells mortgage loans it has originated. The Company purchased $822.7 million and sold $21.2 million commercial mortgage loans during the year ended December 31, 2015. The Company purchased $68.0 million and sold no commercial mortgage loans during the year ended December 31, 2014. The Company issued $240,000 and sold no residential mortgage loans during the year ended December 31, 2015. The Company issued $1.1 million and sold no residential mortgage loans during the year ended December 31, 2014.
The commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages.
The commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows at December 31:
	2015		2014
	Carrying	Percent of	Carrying	Percent of
	Amount	Total	Amount	Total
		(Dollars In Thousands)
Geographic distribution
West North Central	$331,737	25%	$62,645	11%
Foreign	319,223	25%	–	–
Pacific	206,125	16%	113,019	21%
South Atlantic	153,399	12%	106,854	20%
West South Central	92,004	7%	92,077	17%
East North Central	82,793	6%	101,393	19%
Middle Atlantic	69,748	5%	7,696	1%
Mountain	24,357	2%	28,105	5%
New England	12,734	1%	24,576	4%
East South Central	10,074	1%	10,323	2%
Total	$1,302,194	100%	$546,688	100%

32

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

	2015		2014
	Carrying	Percent of	Carrying	Percent of
	Amount	Total	Amount	Total
Property type distribution
Retail	$289,572	22%	$183,553	34%
Childcare	269,929	21%	–	–
Office	164,354	13%	109,255	20%
Multi-family	149,895	12%	–	–
Stadium-Clubhouse	125,282	10%	–	–
Industrial	111,484	9%	88,540	16%
Hotel	110,070	8%	22,705	4%
Apartments	51,736	4%	135,135	25%
Mixed use/other	29,872	2%	7,500	1%
Total	$1,302,194	100%	$546,688	100%

The residential mortgages are concentrated in the United States. The debtors of these residential mortgages are all officers of the Company or the Company’s parent, SBC.
The Company actively monitors and manages its commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating model. The Company’s internal rating analysis presents expected losses in terms of a Standard & Poor’s (S&P) bond equivalent rating. As the credit risk for commercial mortgage loans increases, the Company adjusts the internal ratings downwards with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.
Commercial mortgage loans that require more frequent and detailed attention than other loans in the portfolio are identified and placed on an internal “watch list.” Among the criteria that would indicate a potential problem are imbalances in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.
33

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
2. Investments (continued)
The Company’s commercial mortgage loan portfolio, consisting of brick and mortar loans, by internal credit risk model was as follows at December 31:
	2015	2014
	(In Thousands)

A- and above	415,459	$490,502
BBB+ thru BBB-	660,431	48,038
BB+ thru BB-	128,360	8,148
B+ and below	97,944	–
Total carrying value	1,302,194	$546,688

The residential mortgage loan portfolio is monitored based on performance of the loans. The Company defines nonperforming residential mortgage loans as loans which are 90 days or greater delinquent or on non-accrual status. All of the residential mortgage loans were performing as of December 31, 2015 and 2014.
Commercial and residential mortgage loans are placed on non-accrual status if the Company has concerns regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of the borrower or a major tenant, decreased property cash flow for commercial mortgage loans or number of days past due for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved. At December 31, 2015, there was one mortgage loan on non-accrual status. At December 31, 2014, there were no mortgage loans on non-accrual status.
The Company reviews the mortgage loan portfolio and analyzes the need for a valuation allowance. The Company did not have a valuation allowance as of December 31, 2015 and 2014 on the mortgage portfolio.
34

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
2. Investments (continued)

 Repurchase Agreements
The Company enters into repurchase agreements, whereby the Company borrows cash from a counterparty at an agreed-upon interest rate for an agreed-upon time frame and pledges collateral in the form of securities. At the end of the agreement, the Company repays the loan amount along with the additional agreed-upon interest, and the securities pledged are released from collateral. The Company’s policy requires that, at all times during the term of the repurchase agreement, cash or other collateral types provided is sufficient to fund substantially all of the cost of purchasing replacement assets. The carrying value of the securities pledged for the repurchase agreements was $742.1 million and $267.9 million as of December 31, 2015 and 2014, respectively. The repurchase obligation was $727.7 million and $241.2 million as of December 31, 2015 and 2014, respectively, and is included in repurchase agreements on the consolidated balance sheets.
3. Variable Interest Entities
The Company has a variable interest in various types of special purpose entities. When the Company is determined to be the primary beneficiary, the Company consolidates the entity into the financial statements. The primary beneficiary of a VIE is defined as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. On an ongoing basis, the Company assesses whether it is the primary beneficiary of VIEs in which it has a relationship. Following is a discussion of the Company’s interest in entities that meet the definition of a VIE.
Consolidated Variable Interest Entities
Collateralized Private Investment Vehicle – Secured Notes
During 2014 and 2015, the Company invested in secured notes for which it was determined to be the primary beneficiary in accordance with ASC 810, Consolidation. A secured note is an asset-backed note created when certain fixed maturity investments are packaged in a Special Purpose Vehicle (SPV). The SPV issues the secured notes which are backed by the SPV’s assets and their
35

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
3. Variable Interest Entities (continued)
associated cash flows. As each secured note purchase represents a proportional interest in the SPV’s underlying assets, each noteholder is entitled to receive payments to the extent that payments are made on the underlying assets.
In consolidating the SPVs, the secured notes were eliminated as an investment while the underlying assets and liabilities of the SPVs were recorded on the consolidated balance sheets. In addition, all transactions between the Company and the SPVs were eliminated. The underlying fixed maturity investments are classified as available for sale and are marked to fair value. For certain secured notes, the Company recognizes a liability that offsets the value of the underlying assets in an amount representing the other noteholders’ interests in those assets. This debt is carried at amortized cost. The assets of each of the consolidated secured notes are held solely as collateral to satisfy the obligations of the secured note. If the Company were to liquidate, the assets of the secured notes would not be available to its general creditors, and as a result, the Company does not consider those assets available for the benefit of its investors. Additionally, the investors in the secured notes have no recourse to the Company’s general assets for the debt issued by the secured notes. Therefore this debt is not the Company’s obligation.
Collateralized Private Investment Vehicle – PPNs
During 2014, the Company invested in Principal Protected Notes (PPNs). A PPN is a loan-backed note created when fixed maturity securities are paired with other investments in a SPV. The SPV then issues the PPNs, which are backed by the SPV’s assets and entitle the investor to 100% of the cash flows (less fees) of those underlying assets. The Company is deemed to be the primary beneficiary and accordingly, has consolidated the SPVs that issued the PPNs.
In consolidating the SPVs, the PPNs are eliminated and the Company records the underlying assets of the SPVs on the Company’s consolidated balance sheets. In addition, all transactions between the Company and the SPVs have been eliminated. The underlying fixed maturity securities are classified as available for sale and have been marked to fair value.
36

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
3. Variable Interest Entities (continued)
The carrying amounts of the consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors of the Company do not have recourse are as follows as of December 31:

		2015
	Secured Notes	PPNs	Total
		(In Thousands)

Cash	$1,164	$532	$1,696
Fixed maturities, available for sale	2,571,286	358,142	2,929,428
Accrued investment income	18,877	11,933	30,810
Accounts receivable	–	143	143
Total Assets	2,591,327	370,750	2,962,077

Debt from consolidated VIE	$425,732	$–	$425,732
Accrued interest from consolidated VIE	3,017	–	3,017
Accounts payable	279,561	–	279,561
Total Liabilities	$708,310	$–	$708,310

		2014
	Secured Notes	PPNs	Total
		(In Thousands)

Fixed maturities, available for sale	$867,724	$359,186	$1,226,910
Accrued investment income	6,443	10,536	16,979
Total Assets	874,167	369,722	1,243,889
Debt from consolidated VIE	361,428	–	361,428
Total Liabilities	$361,428	$–	$361,428

Unconsolidated Variable Interest Entities
The Company has a variable interest in a number of limited liability partnerships, which were primarily formed for the purpose of purchasing private equity and fixed income securities, for
37

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
3. Variable Interest Entities (continued)
which the Company is not the primary beneficiary. The determination was based on the conclusion that the Company does not have the power to direct the activities that most significantly affect the VIE’s economic performance. Furthermore, the Company neither absorbs any significant losses nor has rights to a significant portion of any expected benefits of the VIEs. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.
The Company’s maximum exposure to loss of these VIEs is based on existing investments in and additional commitments made to limited partnerships. The Company’s carrying amount of its investment in VIEs reported in other invested assets on the consolidated balance sheets was $40.8 million and $46.0 million at December 31, 2015 and 2014, respectively, compared to its maximum exposure to loss of $41.9 million and $48.2 million at December 31, 2015 and 2014, respectively.
Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of these unconsolidated entities amounted to $105.5 million and $102.0 million at December 31, 2015 and 2014, respectively. The Company’s share of current period net income of the unconsolidated entities included in net investment income (loss) was ($3.8) million, $26.7 million, and $3.3 million for the years ended December 31, 2015, 2014, and 2013, respectively.
4. Derivative Instruments
The Company’s overall risk management strategy includes the use of derivative financial instruments to minimize certain significant unplanned fluctuations in earnings that are caused by interest rate risk and equity market risk associated with assets held and liabilities incurred or expected to be incurred. The Company’s risk of loss exposure is typically limited to the fair value of the derivative financial instruments and not the notional or contractual amounts of the derivatives.
38

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
4. Derivative Instruments (continued)
The Company recognizes all derivative financial instruments, such as interest rate swap, currency forwards, call options and other embedded derivatives, on the consolidated balance sheets at fair value, with appropriate adjustments to fair value reflected in earnings, regardless of the purpose or intent for holding the instrument.
The Company sells fixed indexed deferred annuity contracts, which guarantee the return of principal to the policyholder and credit interest based on a percentage of the gain in a specified market index. This indexed crediting feature is an embedded derivative. Most of the premium received is invested in investment grade fixed income securities, and a portion is used to purchase derivatives consisting of call options on the applicable indices to fund the index credits due to the index annuity policyholders. On the respective anniversary dates of the indexed annuity contracts, the market index used to compute the index credits is reset and new call options are purchased to fund the next index credit. Although the call options are designed to be effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting under ASC 815.
The call options are measured at fair value with the mark-to-market generally offsetting the change in the value of the embedded derivative within the product. These call options are highly correlated to the portfolio allocations of the policyholders, such that the Company is economically hedged with respect to index returns for the current reset period.
The Company has certain variable annuity GLB products with GMWB and GMAB features that are embedded derivatives. Certain features of these guarantees have elements of both insurance benefits accounted for under ASC 944-40, Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits, and embedded derivatives accounted for under ASC 815 Derivatives and Hedging and ASC 820, Fair Value Measurements. The value of the embedded derivative reserve and the benefit reserve are calculated based on the specific characteristics of each GLB feature. The determination of GLWB and GMDB guarantees on fixed indexed annuities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.
39

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
4. Derivative Instruments (continued)
In addition, the Company is party to a coinsurance with funds withheld reinsurance arrangement with Guggenheim Life and Annuity Company (GLAC), a related party, (see Note 10) and a coinsurance agreement with an unrelated party. Under ASC 815, the Company’s reinsurance agreements contain an embedded derivative that requires bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the Company. The embedded derivative in the funds withheld reinsurance arrangement has characteristics similar to a total return swap, as the Company cedes the total return on a designated investment portfolio to the reinsurer. The reinsurer then assumes the interest credited to the policyholders on the policies covered by the agreements, which is relatively fixed. The value of the embedded derivative in the funds withheld reinsurance arrangement is equal to the value of the unrealized gain or loss on the segregated assets. The value of the embedded derivative in the coinsurance agreement is equal to the value of the embedded derivative in the variable annuity product.
The Company has entered into currency forwards that are contracts in which the Company agrees with other parties to deliver or receive a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company uses currency forwards to reduce market risks related to fluctuations in currency exchange rates with respect to investments or liabilities held and denominated in foreign currencies.
The fair value of the call options is included in call options on the consolidated balance sheets. The fair value of the embedded derivative financial instruments is included in policy reserves and annuity account values on the consolidated balance sheets. The fair value of the embedded derivative within the coinsurance funds withheld arrangement and coinsurance agreement is included in other assets on the consolidated balance sheets. The fair value of the forwards is included in other invested assets on the consolidated balance sheets.
Notional amounts are used to express the extent of the Company’s involvement in derivative financial instruments and represent a standard measurement of the volume of the derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received. Credit exposure represents the gross amount owed to the Company under the derivative contracts as of the valuation date.
40

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
4. Derivative Instruments (continued)
The notional amounts and maximum amount of loss due to credit risk (fair value) that the Company would incur if parties to the call options, swaps and forwards failed completely to perform according to the terms of the contracts as of December 31 are as follows:
			2015

	Credit Rating	Credit Rating
Counterparty	(S&P)	(Moody’s)	Notional Amount	Fair Value
			(In Thousands)

Barclays Bank PLC	A-	A2	$383,966	$5,676
BNP Paribas	A+	A1	590,400	4,396
Bank of America, N.A.	A	A1	1,492,700	15,153
Citibank, N.A.	A	A1	824,998	16,635
Goldman Sachs	A	A1	362,200	1,896
JP Morgan Chase Bank, N.A.	A+	Aa3	608,400	20,803
Morgan Stanley & Co. International PLC	A	A1	3,719,150	55,239
The Royal Bank of Scotland PLC	BBB+	A3	3,073,850	170,952
Societe Generale	A	A2	1,711,000	56,507
UBS AG	A	Aa3	633,400	2,785
			$13,400,064	$350,042

			2014
	Credit Rating	Credit Rating
Counterparty	(S&P)	(Moody’s)	Notional Amount	Fair Value
			(In Thousands)

Barclays Bank Plc	A	A2	$419,173	$11,276
Bank of America, NA	A	A2	1,141,500	21,619
Citibank, NA	A	A2	474,640	10,279
JP Morgan Chase Bank NA	A +	Aa3	1,312,700	50,165
Morgan Stanley & Co International Plc	A	A3	3,781,350	158,346
The Royal Bank of Scotland Plc	A-	Baa1	3,046,350	317,355
Societe Generale	A	A2	1,677,000	92,641
UBS AG	A	A2	61,600	489
			$11,914,313	$662,170

41

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
4. Derivative Instruments (continued)
Collateral posted by counterparties at December 31, 2015 and 2014, applicable to derivative instruments, was $170.1 million and $284.3 million, respectively, and is reflected on the consolidated balance sheets in cash and cash equivalents. This collateral is restricted as to its use. The obligation to repay the collateral is reflected on the consolidated balance sheets in other liabilities. In addition, the Company has entered into tri-party arrangements with counterparties, whereby collateral is posted to and held by a third party. At December 31, 2015 and 2014, collateral posted by the counterparties under the tri-party arrangements was $189.8 million and $417.4 million, respectively, which is not reflected on the consolidated balance sheets.
The fair value of the Company’s derivative financial instruments classified as assets and liabilities on the consolidated balance sheets as of December 31 is as follows:
	Derivative Asset		Derivative Liability
	2015	2014	2015	2014
		(In Thousands)

Interest rate swaps	$4,968	$–	$–	$–
Call options	340,410	660,424	–	–
Forwards	4,664	1,746	–	–
Embedded derivatives:
GMWB and GMAB reserves	–	–	10,632	12,035
Fixed indexed annuity contracts	–	–	946,809	1,059,965
Reinsurance contracts	5,115	3,689	–	–
Total derivative financial instruments	$355,157	$665,859	$957,441	$1,072,000

The following table shows the change in the fair value of the derivative financial instruments on the consolidated statements of operations as of December 31:

	2015	2014	2013	Change of fair value reported in
		(In Thousands)

Interest rate swaps	$(956)	$(41)	$(1,431)	Net investment income
Call options	(345,781)	184,336	112,147	Net realized/unrealized gains (losses)
Forwards	2,918	1,746	–	Net realized/unrealized gains (losses)
Embedded derivatives:
GMWB and GMAB reserves	1,403	(2,958)	8,240	Other benefits
Fixed indexed annuity contracts	214,723	(41,981)	(85,130)	Other benefits
Reinsurance contracts	1,426	(11,514)	10,766	Net realized/unrealized gains (losses)
Total change in derivative financial instruments	$(126,267)	$129,588	$44,592

42

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
5. Deferred Policy Acquisition Costs
An analysis of the deferred policy acquisition cost asset balance is presented below for the years ended December 31:
	2015	2014	2013
		(In Thousands)

Balance at beginning of year	$629,962	$323,673	$89,472
Cost deferred	341,003	507,325	275,939
Imputed interest	24,252	15,376	6,862
Amortized to expense	(76,199)	(164,328)	(68,924)
Effect of realized gains	(12,968)	(6,719)	(1,611)
Effect of unrealized (gains) losses	110,879	(45,365)	21,935
Balance at end of year	$1,016,929	$629,962	$323,673

6. Deferred Sales Inducement Costs
An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

	2015	2014	2013
		(In Thousands)

Balance at beginning of year	$823,007	$626,719	$280,580
Costs deferred	101,682	299,361	348,381
Imputed interest	23,178	17,093	11,917
Amortization	(134,543)	(62,142)	(51,915)
Effect of realized gains	(12,394)	(7,469)	–
Effect of unrealized (gains) losses	105,969	(50,555)	37,756
Balance at end of year	$906,899	$823,007	$626,719

43

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
7. Value of Business Acquired
The Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below for the years ended December 31:

	2015	2014	2013
		(In Thousands)

Balance at beginning of year	$32,102	$35,588	$33,224
Interest imputed	1,697	1,803	1,995
Amortized to expense	(3,804)	(3,669)	(5,949)
Effect of realized gains	(424)	(1,083)	(272)
Effect of unrealized (gains) losses	943	(537)	6,590
Balance at end of year	$30,514	$32,102	$35,588

The weighted average amortization period is 19 years for VOBA. The interest accrual rate utilized to calculate the accretion of interest was 5.34% for 2015, 2014, and 2013.
The estimated future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands) for the year ending December 31:
2016	$2,413
2017	2,099
2018	2,129
2019	1,997
2020	2,029

44

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
8. Other Comprehensive Income (Loss)
The components of other comprehensive income (loss) are as follows (in thousands):
	Pre-Tax	Tax	After-Tax
Other comprehensive income for the year ended December 31, 2013:
Unrealized losses on available-for-sale securities	$(192,860)	$63,603	$(129,257)
Unrealized gains on securities transferred from held to maturity	2,565	(898)	1,667
to available-for-sale
Reclassification adjustment for gains included in net income	(84,643)	29,176	(55,467)
OTTI losses recognized in earnings	2,414	(845)	1,569
OTTI losses recognized in other comprehensive income	(3)	1	(2)
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	66,281	(23,198)	43,083
Policy reserves and annuity account values	39,888	(13,961)	25,927
Total other comprehensive loss for the year ended December 31, 2013	$(166,358)	$53,878	$(112,480)

Other comprehensive income for the year ended December 31, 2014:
Unrealized gains on available-for-sale securities	$324,461	$(106,664)	$217,797
Reclassification adjustment for gains included in net income	(18,903)	6,169	(12,734)
OTTI losses recognized in earnings	6,361	(2,226)	4,135
OTTI losses recognized in other comprehensive income	(1,083)	379	(704)
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	(96,457)	33,760	(62,697)
Policy reserves and annuity account values	(76,079)	26,628	(49,451)
Total other comprehensive loss for the year ended December 31, 2014	$138,300	$(41,954)	$96,346

Other comprehensive income for the year ended December 31, 2015:
Unrealized losses on available-for-sale securities	$(695,296)	$245,362	$(449,934)
Foreign exchange adjustments on securities recorded at fair value	(13,593)	4,758	(8,835)
Reclassification adjustment for gains included in net income	(89,874)	29,188	(60,686)
OTTI losses recognized in earnings	5,082	(1,779)	3,303
OTTI losses recognized in other comprehensive income	(1,258)	440	(818)
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	217,791	(76,226)	141,565
Policy reserves and annuity account values	177,769	(62,219)	115,550
Total other comprehensive income for the year ended December 31, 2015	$(399,379)	$139,524	$(259,855)

45

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
8. Other Comprehensive Income (Loss) (continued)
Accumulated Other Comprehensive Income

	Foreign	Unrealized
	Currency	Gains (Losses)	Total Other
	Translation	on Available-for-	Comprehensive
	Adjustment	Sale Securities	Income (Loss)
		(In Thousands)

Accumulated other comprehensive income at January 1, 2013	$–	$132,491	$132,491
Other comprehensive loss before reclassifications	–	(58,582)	(58,582)
Amounts reclassified from accumulated other comprehensive income(1)	–	(53,898)	(53,898)
Accumulated other comprehensive income at December 31, 2013		20,011	20,011

Other comprehensive income before reclassifications	–	104,945	104,945
Amounts reclassified from accumulated other comprehensive income(1)	–	(8,599)	(8,599)
Accumulated other comprehensive income at December 31, 2014	–	116,357	116,357

Other comprehensive loss before reclassifications	(8,835)	(193,637)	(202,472)
Amounts reclassified from accumulated other comprehensive income(1)	–	(57,383)	(57,383)
Accumulated other comprehensive loss at December 31, 2015	$(8,835)	$(134,663)	$(143,498)

(1)
The amounts reclassified from accumulated other comprehensive income (loss) for unrealized gains (losses) on available- for-sale securities are included in net realized/unrealized gains (losses) and income tax expense on the consolidated statements of operations.

46

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
9. Employee Benefit Plans
Historically, the Company participated in a profit-sharing and savings plan (the Plan) sponsored by its parent company, SBC. Substantially all employees were eligible under this Plan. Effective January 1, 2015, the Company’s employees became employees of SBBS, which began providing many of the services required by the Company. The Company thus had no employees and made no direct contributions to this plan during 2015. Company contributions charged to operations for the years ended December 31, 2014 and 2013 were $881,000 and $801,000, respectively, and are included on the consolidated statements of operations in commissions and other operating expenses.
Sales incentive compensation expense amounted to $5.3 million, $5.9 million, and $7.1 million for the years ended December 31, 2015, 2014, and 2013, respectively, and is included on the consolidated statements of operations in commissions and other operating expenses.
10. Reinsurance
Principal reinsurance assumed transactions are summarized as follows for the years ended December 31:

	2015	2014	2013
		(In Thousands)
Reinsurance assumed:
Premiums received	$19,523	$23,493	$38,253
Commissions paid	$1,995	$2,521	$3,294
Claims paid	$9,769	$8,221	$9,129
Surrenders paid	$89,464	$96,606	$102,582

47

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
10. Reinsurance (continued)
Principal reinsurance ceded transactions are summarized as follows for the years ended December 31:
	2015	2014	2013
		(In Thousands)
Reinsurance ceded:
Premiums paid	$87,209	$95,500	$136,722
Commissions received	$4,192	$5,138	$7,431
Claim recoveries	$75,471	$71,058	$74,221
Surrenders recovered	$231,706	$280,804	$250,754

The Company is party to a coinsurance agreement with an unrelated party for certain individual fixed annuity and fixed indexed annuity contracts. At the same time the Company entered into this agreement, the Company also entered an indemnity retrocession agreement through a coinsurance funds withheld reinsurance agreement with GLAC, whereby the Company ceded and GLAC assumed the same individual annuity contracts that the Company had coinsured.
The Company has ceded to GLAC reserves of $494.3 million and $522.8 million as of December 31, 2015 and 2014, respectively. These are recorded in policy reserve liability on the consolidated balance sheets.
The Company subsequently entered into an assumption reinsurance agreement to assume the previously mentioned annuity contracts converting those contracts to direct business. The annuity contracts continue to be covered under the indemnity retrocession agreement ceded to GLAC after the contracts are converted to direct business. Annuity contracts having reserves of $333.1 million and $334.4 million have been converted to direct business as of December 31, 2015 and 2014, respectively and ceded to GLAC. Annuity contracts having reserves of $161.2 million and $188.4 million as of December 31, 2015 and 2014, respectively, continue as assumed by the Company from the unrelated party and ceded to GLAC.
The Company ceded, through a 100% coinsurance agreement, a block of approximately 31,000 individual fixed annuity contracts having reserves of $1,725.6 million with Heritage Life Insurance Company (Heritage), a related party. Under this coinsurance agreement, the Company
48

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
10. Reinsurance (continued)
established a funds withheld liability of $1,691.0 million until certain assets, having total fair value equal to the statutory reserves, were transferred to the reinsurer. The segregated assets associated with this coinsurance agreement were subsequently transferred to the reinsurer in February 2013 in satisfaction of the funds withheld liability.
The Company has ceded to Heritage reserves of $1,521.3 million and $1,591.9 million as of December 31, 2015 and 2014, respectively. These are recorded in policy reserve liability on the consolidated balance sheets.
As of December 31, 2015 and 2014, the value of the Company’s funds withheld liability under all its reinsurance agreements was $177.9 million and $234.9 million, respectively.
At December 31, 2015 and 2014, the Company has receivables totaling $2,581.9 million and $2,669.8 million, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Life insurance in force ceded at December 31, 2015 and 2014 was $2,552.0 million and $2,664.5 million, respectively.
As of December 31, 2015 and 2014, the Company had $1,838.7 million and $1,880.0 million, respectively, of reserves that were uncollateralized by the reinsurer.

11. Insurance Liabilities

The major components of policy reserves and annuity account values on the consolidated balance sheets are summarized as follows as of December 31:
	2015	2014
	(In Thousands)

Liabilities for investment-type insurance contracts:
Liabilities for individual annuities	$19,353,589	$17,898,737
Funding agreements	1,520,688	726,139
Other investment-type insurance contracts	1,255	1,512
Total liabilities for investment-type insurance contracts	20,875,532	18,626,388
Life and other reserves	2,628,962	2,716,499
Total policy reserves and annuity account values	$23,504,494	$21,342,887

49

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
11. Insurance Liabilities (continued)
The following is a summary of the account values and net amount at risk, net of reinsurance, for fixed indexed annuity contracts with GMDB invested in the general account as of December 31:

		2015			2014

			Weighted-			Weighted-
	Account	Net Amount	Average	Account	Net Amount	Average
	Value	at Risk	Attained Age	Value	at Risk	Attained Age
			(Dollars in Millions)

Rollup GMDB	$ 690	$ 69	71	$ 661	$ 38	71

The determination of GLWB and GMDB guarantees on fixed indexed annuities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The Company holds reserves for the GLWB and GMDB guarantees on the fixed indexed annuity contract holders.
As of December 31, 2015 and 2014, the reserve liability for the GLWB guarantee was $443.0 million and $439.9 million, respectively, and the reserve liability for the GMDB guarantee was $15.1 million and $18.1 million, respectively. These reserve liabilities are included in policy reserves and annuity account values.
50

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
11. Insurance Liabilities (continued)
The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:
	2015			2014
	Account Value	Net Amount at Risk	Weighted- Average Attained Age	Account Value	Net Amount at Risk	Weighted- Average Attained Age
			(Dollars in Millions)
Return of premium	$1,506	$26	64	$1,717	$23	64
Reset	128	1	57	138	1	57
Roll-up	138	66	69	162	54	68
Step-up	3,742	66	66	3,929	52	65
Combo	105	28	72	126	23	71
Subtotal	5,619	187	65	6,072	153	65

Enhanced	5	–	69	7	–	69
Total GMDB	$5,624	$187	65	$6,079	$153	65

The determination of the GMDB and GMIB guarantees on variable annuities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The Company holds reserves and embedded derivatives for GMDB, GMIB, GMAB and GMWB guarantees it provides for the benefit of variable annuity contract holders. The liability for GMDBs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2015 and 2014 was $21.6 million and $20.2 million, respectively. The liability for GMIBs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2015 and 2014 was $7.7 million and $14.5 million, respectively. The embedded derivative for GMWBs and GMABs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2015 and 2014 was $6.3 million and $8.4 million, respectively. These liabilities are included in policy reserves and annuity account values.
51

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
12. Income Taxes
For the years ended December 31, 2015, 2014, and 2013, the Company filed separate federal income tax returns from SBC. As of January 1, 2016, the Company will be included in a consolidated Non-Life/Life federal income tax return filed by SBC. The Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2012. The Internal Revenue Service is not currently examining any of the Company’s federal tax returns.
The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, DAC, DSI, VOBA, and unrealized capital gains and losses on fixed maturity investments available for sale.
As of December 31, 2015 and 2014, the Company had no gross unrecognized tax benefits. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses. The Company recorded no interest expense for unrecognized tax benefits in 2015, 2014 and 2013.
Income tax expense consists of the following for the years ended December 31:

	2015	2014	2013
		(In Thousands)

Current income tax expense	$9,678	$8,571	$28,243
Deferred income tax expense	35,485	40,385	26,781
Income tax expense	$45,163	$48,956	$55,024

From a tax return perspective, the Company has $222.9 million of net operating loss carryforwards. Based on the Internal Revenue Code (IRC) Section 382 limitation calculation, the Company’s use of these net operating carryforwards is limited to $12.0 million per year. The Company believes it will be able to utilize the tax benefits associated with the net operating loss carryforwards.
52

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
12. Income Taxes (continued)
The Company also has net operating loss carryforwards in multiple states of approximately $5.4 million that will expire between 2016 and 2030. Due to unitary filing requirements, the Company does not expect to recognize carryforwards expiring in the next five years.
The differences between reported income tax expense and the results from applying the statutory federal rate to income before income tax expense are as follows for the years ended December 31:

	2015	2014	2013
		(In Thousands)

Federal income tax expense computed at statutory	$73,832	$62,058	$62,758
rate
Increases (decreases) in taxes resulting from:
Valuation allowance	(31,596)	(28,228)	(28,529)
Dividends received deduction	(4,325)	(3,628)	(4,163)
Credits	–	(582)	(554)
Changes in uncertain tax positions	14,280	12,504	25,587
Prior period adjustments	(2,102)	6,260	(1,384)
Tax exempt interest	(5,427)	(1,336)	(801)
Other	501	1,908	2,110
Income tax expense	$45,163	$48,956	$55,024

“Credits” in the above table primarily result from foreign tax credits. “Other” in the above table includes nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.
53

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
12. Income Taxes (continued)
Net deferred income tax assets and liabilities consist of the following as of December 31:

	2015	2014
	(In Thousands)

Deferred income tax assets:
Future policy benefits	$621,594	$704,000
Net operating losses	401	361
Loss carryforward	37,457	57,469
Net unrealized losses on derivatives	6,689	–
Credit carryover	8,666	6,819
Net unrealized capital loss on investments	171,300	–
Rider fee	25,031	20,943
Other	4,981	2,853
Total deferred income tax assets	876,119	792,445
Valuation allowance	(40,436)	(72,032)
Net deferred income tax assets	835,683	720,413

Deferred income tax liabilities:
Deferred policy acquisition costs and deferred	643,694	479,409
sales inducements
Value of business acquired	10,680	11,236
Net unrealized capital gain on investments	41,833	8,839
Net unrealized gain on derivatives	–	75,234
Depreciation	41,865	39,358
Net unrealized deferred gain on investments	–	104,361
Commission accrual	36,092	35,589
Other	20,341	29,248
Total deferred income tax liabilities	794,505	783,274
Net deferred income tax assets (liabilities)	$41,178	$(62,861)

The oldest credit carryover will expire in 2021 and relates to low-income housing tax credits.
54

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
12. Income Taxes (continued)
The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. As of December 31, 2015 and 2014, the Company recorded a $37.5 million and $57.5 million valuation allowance, respectively, on capital losses that management believes will not be realizable in the foreseeable future, as capital losses must be used against capital gains within five years. In addition, as of December 31, 2015 and 2014, the Company recorded a valuation allowance of $2.6 million and $2.5 million, respectively, against a deferred tax loss that it does not expect will be recovered. Further, as of December 31, 2015 and 2014, the Company established a valuation allowance of $0 and $12.0 million, respectively, against unrealized built-in losses that are limited under IRC Section 382. The overall decrease in the valuation allowance of $31.6 million was primarily related to the decrease in the valuation allowance related to the sale of securities with unrealized built-in-losses that were limited under IRC Section 382, and the sale of securities which resulted in losses being realized during the year.
13. Fair Value Measurements
Fair Value Hierarchy
In accordance with ASC 820, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. The levels are as follows:
Level 1 – Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include certain cash equivalents, certain equity securities and certain separate account assets.
Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, model-based valuation techniques for which significant assumptions are observable in the market, and option pricing models using inputs observable in the market. Level 2 assets include certain cash equivalents, U.S. Treasury notes and bonds, other U.S. government securities, debt
55

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)
securities, certain asset-backed and mortgage-backed securities, certain options, certain equity securities, certain short-term investments and forwards that are model-priced by vendors using inputs that are observable or derived principally from or corroborated by observable market data.
Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models using inputs unobservable in the market, discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances. Level 3 assets include call options that are model-priced by brokers using inputs that are not observable, private placements, structured products, certain equity securities, certain short-term investments, certain debt securities and asset-backed securities priced using broker quotes or other methods that used unobservable inputs, reinsurance derivative assets/liabilities, and certain separate account assets. Level 3 liabilities include embedded derivative instruments.
Determination of Fair Value
Under ASC 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC 820.
Cash equivalents
Cash equivalents include securities with an original maturity of 90 days or less and money market accounts. The cash equivalents based on quoted market prices are included in Level 1 assets. When quoted prices are not available, the Company utilizes an independent pricing service, and includes those cash equivalents in Level 2 assets.
56

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)

Fixed Maturity Investments
The fair values of fixed maturity securities in an active and orderly market are determined by utilizing third party pricing services. The Company has regular interactions with its investment advisors to understand the pricing methodologies used and to confirm the prices are utilizing observable inputs. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry and economic events. Fixed maturity investments with fair values obtained from pricing services, applicable market indices, or internal models with substantially observable inputs are included in Level 2.
The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing unobservable relevant inputs if the Company is not able to utilize observable inputs. These assets are included in Level 3.
Equity securities
Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.
Mortgage loans
Mortgage loans include commercial mortgage loans for which the Company elected the fair value option. The fair value of the mortgage loans is determined through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such loans. These assets are included in Level 3.
57

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)

Short-term investments
Short-term investments include short-term notes receivable. Fair values of short-term investments are determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such investments. These assets are included in Levels 2 and 3.
Call options and forwards
Certain fair values of call options are valued with models that use market observable inputs, which are included in Level 2. Certain fair values of the call options are valued using broker quotes or through the use of internal option pricing models utilizing significant unobservable inputs, which are included in Level 3. Fair values of forwards are valued using market observable inputs and are included in Level 2.
Separate account assets
Separate account assets include equity securities, investments in notes receivable and investments in partnerships. The fair value of the equity securities within the separate accounts is determined using quoted prices in active markets for identical assets and is reflected in Level 1. The fair value of the investments in private notes within the separate accounts was determined using internal pricing models using inputs unobservable in the market. The fair value for partnerships within the separate accounts was determined through the use of an external third party pricing specialist through the use of the market approach, income approach, and trade data and through the manager’s representation of the fair value of underlying assets all unobservable in the market. The investments in private notes and partnerships are reflected in Level 3.
Reinsurance derivative asset/liability
The fair value of the reinsurance derivative is estimated based on the fair value of the assets supporting the funds withheld reinsurance liability under the coinsurance funds withheld arrangement or based on the fair value of the investment contract guarantee embedded derivative. These assets/liabilities are included in Level 3.
58

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)
Embedded derivatives – GMWB and GMAB reserves
The Company records guarantees for annuity contracts containing guaranteed riders for GMABs and GMWBs as derivative instruments. The fair value of the obligation is calculated based on unobservable inputs with actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced using stochastic techniques under a variety of market returns scenarios and other assumptions. These liabilities are included in Level 3.
Embedded derivatives – fixed indexed annuity contracts
Fair values of the Company’s embedded derivative component of the fixed indexed annuity policy liabilities are determined by (i) projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and (ii) discounting the excess of the projected contract value amounts at the applicable risk-free interest rates adjusted for the nonperformance risk related to those liabilities. The projections of policy contract values are based on the Company’s best estimate assumptions for future policy growth and future policy decrements. The Company’s best estimate assumptions for future policy growth include assumptions for the expected index credit on the next policy anniversary date derived from the fair values of the underlying call options purchased to fund such index credits and the expected costs of call options the Company will purchase in the future to fund index credits beyond the next policy anniversary. The projections of minimum guaranteed contract values include the same best estimate assumptions for policy decrements as were used to project policy contract values. These liabilities are included in Level 3.
59

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)
Assets and Liabilities Measured and Reported at Fair Value
The following table presents categories reported at fair value as follows:
		December 31, 2015
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
		(In Thousands)
Assets:
Cash equivalents	$546,200	$521,201	$24,999	$–
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	648,427	–	648,427	–
Obligations of government-sponsored enterprises	624,787	–	624,787	–
Corporate	6,910,784	–	3,967,593	2,943,191
Obligations of foreign governments	35,128	–	35,128	–
Municipal obligations	501,598	–	501,598	–
Commercial mortgage-backed	741,914	–	627,758	114,156
Residential mortgage-backed	230,826	–	227,351	3,475
Collateralized debt obligations	61,781	–	61,673	108
Other debt obligations	6,403,437	–	3,724,845	2,678,592
Total fixed maturity investments	16,158,682	–	10,419,160	5,739,522
Equity securities:
Financial	48,656	–	45,525	3,131
Mutual fund	6,633	6,633	–	–
Government	49,604	–	–	49,604
Total equity securities	104,893	6,633	45,525	52,735

Mortgage loans, fair value option	8,680	–	–	8,680
Short-term investments	390,120	–	75,416	314,704
Call options	340,410	–	340,410	–
Forwards	4,664	–	4,664	–
Reinsurance derivative asset	5,115	–	–	5,115
Separate account assets	5,180,507	3,686,555	–	1,493,952
Total assets	$22,739,271	$4,214,389	$10,910,174	$7,614,708

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$10,632	$–	$–	$10,632
Fixed indexed annuity contracts	946,809	–	–	946,809
Total liabilities	$957,441	$–	$–	$957,441

60

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

		December 31, 2014
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
		(In Thousands)
Assets:
Cash equivalents	$1,295,123	$1,281,168	$13,955	$–
Fixed maturity investments:
U.S. Treasury securities and other U.S.	765,090	–	765,090	–
government corporations and agencies
Obligations of government-sponsored	641,368	–	626,465	14,903
enterprises
Corporate	6,050,953	–	3,736,871	2,314,082
Obligations of foreign governments	15,567	–	15,567	–
Municipal obligations	515,184	–	515,184	–
Commercial mortgage-backed	679,179	–	620,356	58,823
Residential mortgage-backed	245,257	–	243,816	1,441
Collateralized debt obligations	55,600	–	50,424	5,176
Other debt obligations	4,475,366	–	1,806,256	2,669,110
Total fixed maturity investments	13,443,564	–	8,380,029	5,063,535
Equity securities:
Financial	92,542	–	90,017	2,525
Mutual fund	6,780	6,780	–	–
Government	13,813	–	13,813	–
Warrants	21	–	–	21
Total equity securities	113,156	6,780	103,830	2,546

Mortgage loans, fair value option	15,810	–	–	15,810
Short-term investments	87,374	–	25,000	62,374
Call options	660,424	–	607,692	52,732
Forwards	1,746	–	1,746	–
Reinsurance derivative asset	3,689	–	–	3,689
Separate account assets	5,692,529	4,228,209	–	1,464,320
Total assets	$21,313,415	$5,516,157	$9,132,252	$6,665,006

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$12,035	$–	$–	$12,035
Fixed indexed annuity contracts	1,059,965	–	–	1,059,965
Total liabilities	$1,072,000	$–	$–	$1,072,000

61

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)

 Changes in Level 3 Fair Value Measurements
The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the year ended December 31, 2015 is as follows:
		Total Realized/Unrealized					Change in
		Gains and Losses					Unrealized
	Balance at January 1, 2015	Included in Net Income(1)	Included in Other Comprehensive Income(3)	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2015	Gains (losses) in Net Income for Positions Still Held
				(In Thousands)
Assets:
Fixed maturity investments:
Obligation of government-
sponsored enterprises	$14,903	$17	$(3,088)	$(11,832)	$–	$–	$–
Corporate	2,287,043	(634)	954,796	(365,613)	67,599	2,943,191	(178)
Commercial mortgage-backed	58,823	2,979	(1,857)	53,777	434	114,156	31
Residential mortgage-backed	1,441	45	(228)	2,217	–	3,475	–
Collateralized debt obligations	5,176	(16)	(89)	(4,963)	–	108	(19)
Other debt obligations	2,696,149	12,744	1,329,238	(1,300,612)	(58,927)	2,678,592	180
Total fixed maturity investments	5,063,535	15,135	2,278,772	(1,627,026)	9,106	5,739,522	14

Equities:
Financial	2,525	–	(1,042)	1,648	–	3,131	–
Government	–	–	–	49,604	–	49,604	–
Warrants	21	15	(21)	(15)	–	–	–
Total equity securities	2,546	15	(1,063)	51,237	–	52,735	–
Mortgage loans, fair value option	15,810	(798)	777	(7,109)	–	8,680	777
Short-term investments	62,374	(2,436)	831	253,935	–	314,704	–
Call options	52,732	(16,055)	–	(36,677)	–	–	(10,910)
Interest rate swaps	–	–	–	–	–	–	–
Reinsurance derivative asset	3,689	1,426	–	–	–	5,115	–
Separate account assets(2)	1,464,320	(140,020)	–	169,652	–	1,493,952	–
Total assets	$6,665,006	$(142,733)	$2,279,317	$(1,195,988)	$9,106	$7,614,708	$(10,119)

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$12,035	$(1,403)	$–	$–	$–	$10,632	$–
Fixed indexed annuity contracts	1,059,965	(214,722)	–	101,566	–	946,809	–
Total liabilities	$1,072,000	$(216,125)	$–	$101,566	$–	$957,441	$–

(1)	Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.
(2)	Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3)
Both realized gains (losses) and unrealized gains (losses) on available-for-sale securities are generally reported in net unrealized and realized gains (losses) on available-for-sale securities in the consolidated statements of comprehensive income.

62

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)
The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2015 is as follows:

	Purchases	Issuances	Sales	Settlements	Net
			(In Thousands)
Assets:
Fixed maturity investments:
Obligations of government-
sponsored enterprises	$266	$–	$12,098	$–	$(11,832)
Corporate	937,980	–	1,303,593	–	(365,613)
Commercial mortgage-backed	154,010	–	100,233	–	53,777
Residential mortgage-backed	3,477	–	1,260	–	2,217
Collateralized debt obligations	72	–	5,035	–	(4,963)
Other debt obligations	558,203	–	1,858,815	–	(1,300,612)
Total fixed maturity investments	1,654,008	–	3,281,034	–	(1,627,026)

Equity securities:
Financial	1,889	–	241	–	1,648
Government	56,014	–	6,410	–	49,604
Technology	–	–	–	–	–
Industrial	–	–	–	–	–
Warrants	–	–	15	–	(15)
Total equity securities	57,903	–	6,666	–	51,237

Mortgage loans, fair value option	–	–	7,109	–	(7,109)
Short-term investments	316,475	–	62,540	–	253,935
Call options	–	–	36,677	–	(36,677)
Separate account assets	–	169,652	–	–	169,652
Total assets	$2,028,386	$169,652	$3,394,026	$–	$(1,195,988)

Liabilities:
Embedded derivatives:
Fixed indexed annuity contracts	$–	$114,986	$–	$(13,420)	$101,566
Total liabilities	$–	$114,986	$–	$(13,420)	$101,566

63

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)
The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the year ended December 31, 2014 is as follows:
		Total Realized/Unrealized					Change in
		Gains and Losses					Unrealized
	Balance at January 1, 2014	Included in Net Income(1)	Included in Other Comprehensive Income(3)	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2014	Gains (losses) in Net Income for Positions Still Held
				(In Thousands)
Assets:
Fixed maturity investments:
Obligation of government-
sponsored enterprises	$7,550	$(48)	$3,152	$4,249	$-	$14,903	$–
Corporate	1,032,609	(1,647)	38,788	1,213,132	4,161	2,287,043	(3,976)
Commercial mortgage-backed	140,590	171	14,071	19,857	(115,866)	58,823	17
Residential mortgage-backed	1,403	168	94	(224)	–	1,441	–
Collateralized debt obligations	37,535	1,708	444	(16,611)	(17,900)	5,176	27
Other debt obligations	1,652,580	3,060	(18,562)	1,176,331	(117,260)	2,696,149	38
Total fixed maturity investments	2,872,267	3,412	37,987	2,396,734	(246,865)	5,063,535	(3,894)

Equities:
Financial	2,550	167	(25)	(167)	–	2,525	–
Government	960	–	–	(960)	–	–	–
Technology	1,530	–	158	(1,688)	–	–	–
Warrants	281	(271)	11	–	–	21	–
Total equities	5,321	(104)	144	(2,815)	–	2,546	–

Mortgage loans, fair value option	40,020	(86)	–	(24,124)	–	15,810	64
Short-term investments	343,062	(720)	(494)	15,367	(294,841)	62,374	–
Call options	230,075	98,108	–	(68,234)	(207,217)	52,732	19,097
Interest rate swaps	125	(125)	–	–	–	–	–
Reinsurance derivative asset	15,203	(11,514)	–	–	–	3,689	(11,514)
Separate account assets(2)	1,030,844	493,825	–	(60,349)	–	1,464,320	–
Total assets	$4,536,917	$582,796	$37,637	$2,256,579	$(748,923)	$6,665,006	$3,753

64

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
		Total Realized/Unrealized					Change in
		Gains and Losses					Unrealized
	Balance at January 1, 2014	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2014	Gains (losses) in Net Income for Positions Still Held
				(In Thousands)

Liabilities:
Embedded derivatives:
GMWB and GMAB	$9,077	$2,958	$–	$–	$–	$12,035	–
reserves
Fixed indexed annuity
contracts	678,552	41,981	–	339,432	–	1,059,965	–
Total liabilities	$687,629	$44,939	$–	$339,432	$–	$1,072,000	$–

(1) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.
(2) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3) Both realized gains (losses) and unrealized gains (losses) on available-for-sale securities are generally reported in net unrealized and realized gains (losses) on available-for-sale securities in the consolidated statements of comprehensive income.
65

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)
The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2014 is as follows:
	Purchases	Issuances	Sales	Settlements	Net
			(In Thousands)
Assets:
Fixed maturity investments:
Obligations of government-
sponsored enterprises	$11,831	$–	$7,582	$–	$4,249
Corporate	2,005,393	–	792,261	–	1,213,132
Commercial mortgage-backed	45,695	–	25,838	–	19,857
Residential mortgage-backed	584	–	808	–	(224)
Collateralized debt obligations	673	–	17,284	–	(16,611)
Other debt obligations	2,562,006	–	1,385,675	–	1,176,331
Total fixed maturity investments	4,626,182	–	2,229,448	–	2,396,734

Equities:
Financial	481	–	648	–	(167)
Government	5,675	–	6,635	–	(960)
Technology	–	–	1,688	–	(1,688)
Industrial	1	–	1	–	–
Warrants	271	–	271	–	–
Total equities	6,428	–	9,243	–	(2,815)

Mortgage loans, fair value option	–	–	24,124	–	(24,124)
Short-term investments	327,866	–	312,499	–	15,367
Call options	42,895	–	111,129	–	(68,234)
Separate account assets	–	93,101	–	153,450	(60,349)
Total assets	$5,003,371	$93,101	$2,686,443	$153,450	$2,256,579

Liabilities:
Embedded derivatives:
Fixed indexed annuity
contracts	$–	$347,812	$–	$8,380	$339,432
Total liabilities	$–	$347,812	$–	$8,380	$339,432

66

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)

Transfers
Transfers of assets and liabilities measured at fair value between hierarchy levels for the year ended December 31, 2015 are as follows:
	Transfers out of Level 1 into Level 2	Transfers out of Level 1 into Level 3	Transfers out of Level 2 into Level 1	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 1	Transfers out of Level 3 into Level 2

			(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$–	$–	$–	$86,555	$–	$18,956
Commercial mortgage-backed	–	–	–	532	–	98
Other debt obligations	–	–	–	14,126	–	73,053
Total fixed maturity investments	–	–	–	101,213	–	92,107
Call options	–	–	–	–	–	-
Total assets	$–	$–	$–	$101,213	$–	$92,107

Transfers of assets and liabilities measured at fair value between hierarchy levels for the year ended December 31, 2014 are as follows:
	Transfers out of Level 1 into Level 2	Transfers out of Level 1 into Level 3	Transfers out of Level 2 into Level 1	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 1	Transfers out of Level 3 into Level 2
			(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$–	$–	$–	$94,116	$–	$89,955
Commercial mortgage-backed	–	–	–	497	–	116,363
Residential mortgage-backed	–	–	–	5,002	–	22,902
Other debt obligations	–	–	–	67,012	–	184,272
Total fixed maturity investments	–	–	–	166,627	–	413,492

Call options	–	–	–	–	–	207,217
Total assets	$–	$–	$–	$166,627	$–	$620,709

During 2015 and 2014, the majority of assets transferred into and out of Level 3 included those assets that the Company was or was not subsequently able to obtain a price from a recognized third-party pricing vendor, or incurred changes to the observability of inputs or valuation techniques.
The transfers between levels are determined as of the end of the period for which the transfer is completed.
67

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)
Quantitative Information about Level 3 Fair Value Measurements
The following table provides quantitative information about the significant unobservable inputs used for fair value measurements categorized within Level 3, excluding assets and liabilities for which significant unobservable inputs primarily consist of those valued using broker quotes.
	As of December 31, 2015
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
		(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$2,417,363	Discount Model	Credit Spread	86 - 1,269 [363] basis
				points (bps)
	68,211		Discount Rate	7.3% - 13.8% [9.8%]
	79,696	Underlying Pricing Model	Underlying Market Value	86 - 99 [96]
	17,508		Credit Spread	210 - 260 [241] bps
	29,762	Trade Price	Trade Price	100
	8,438	Market Comparables	Credit Spread	12% - 14% [13%]
			Yield	155 - 291 [229]
			Loan to Cash Value	2.5x
	441	Distressed Pricing	Distressed Pricing	2 - 71 [18]
Commercial mortgage-backed	14,189	Discount Model	Credit Spread	325 - 372 [358] bps
Other debt obligations	1,719,085	Discount Model	Credit Spread	145 - 1,177 [259] bps
	199,517	Underlying Pricing Model	Market Value of Underlying Investments	90 - 91 [90]
	5,189	Residual Equity	Residual Equity
Total fixed maturities	4,559,399
Equity securities - Financial	481	Market Comparables	Market Comparables	73
Mortgage loans, at fair value	8,680	Underlying Pricing Model	Credit Spread	100 - 400 [217] bps
Short-term investments	301,978	Short Term Loan	Par
	12,726	Trade Price	Trade Price	100

Reinsurance derivative asset	5,115	See Note (1)
Separate account assets	1,493,952	Revenue Multiples	Projected Revenues	5.5x - 6.0x [4.75x]
		Discounted Cash Flow	Discount Rate	370 - 825 [424] bps
		Land Sale Comparison	Value per Buildable Square Footage	$21.84 - 325 [190.85]
		Stale Price	Par
		See Note (2)
		See Note (3)
Total assets	$6,382,331

68

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)
		As of December 31, 2015
	Assets /			Input/Range of
	Liabilities			Inputs
	Measured at	Valuation		[Weighted
	Fair Value	Technique(s)	Unobservable Input Description	Average]
	(In Thousands)
Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$10,632	Discounted cash flow	Credit spread	1.35%
			Long-term equity market volatility	Market Consistent
			Risk margin	5.00%
Fixed index annuity contracts	946,809	Discounted cash flow	Credit spread	1.35%
			Risk margin	0.13% – 0.17%
Total liabilities	$957,441

69

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)

	As of December 31, 2014
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
		(In Thousands)
Assets:
Fixed maturities:
Corporate	$1,684,025	Discounted cash flow	Credit spread	106-665 [360] basis points
				(bps)
	20,201		Discount rate	7.0% - 10.0% [8.8%]
	30,493	Market comparables	Earnings before interest, taxes	7.0x - 14.2x [10.9x]
			depreciation and amortization
			(EBITDA) multiple
	2,774		Liquidity adjustment	100 bps
	61,827	Stale price	Trade price / vendor price	100
	261	Recovery analysis	Expected recovery price	3.00-9.00 [7.00]
Commercial mortgage-backed	5,005	Discounted cash flow	Credit spread	275 – 485 [472] bps
Residential mortgage-backed	1,441	Odd lot discount	Discount rate	5.00%
Other debt obligations	1,361,557	Discounted cash flow	Credit spread	218 - 665 bps [398] bps
	299,395		Yield	6.45% - 9.0% [8.67%]
	136,000	Stale price	Trade price	100
Total fixed maturities	3,602,979
Mortgage loans, at fair value	15,810	Discounted cash flow	Credit spread	190 – 450 [369] bps
Short-term investments	294,842	Stale price	Par
	60,000	Short term loan	Par
	2,374	Market comparables	EBITDA	8x
Reinsurance derivative asset	3,689	See Note (1)
Separate account assets	1,464,320	Revenue Multiples	Projected revenues	4.5– 5.5x [5x]
		Discounted cash flow	Discount rate	370 – 780 [414] bps
		Market comparables	Price per square foot	$21.84 - $295.00 [$216.38]
		Stale price	Par
		See Note (3)
Total assets	$5,444,014	See Note (2)

70

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

			As of December 31, 2014
	Assets /			Input/Range of
	Liabilities			Inputs
	Measured at	Valuation	Unobservable Input	[Weighted
	Fair Value	Technique(s)	Description	Average]
		(In Thousands)
Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$12,035	Discounted cash	Credit spread	1.19%
		flow
			Long-term equity market	Market Consistent
			volatility
			Risk margin	5.00%
Fixed index annuity	1,059,965	Discounted cash	Credit spread	1.19%
contracts		flow
			Risk margin	0.13% – 0.17%
Total liabilities	$1,072,000

(1)
 Equal to the net unrealized gains or losses on the underlying assets held in trust to support the funds withheld liability and the fair value of the investment guarantee embedded derivative (see Note 4).

(2)	The table above excludes certain securities for which the fair value of $1,232.4 million and $1,515.8 million as of December 31, 2015 and 2014, respectively, was based on non-binding broker quotes.
(3)
 Separate account investments in partnerships for which the fair value as of December 31, 2015 and 2014 was determined through the manager’s representation of the fair value of the underlying investments.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, the Company may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.
Increases or decreases in market volatilities could cause significant increases or decreases, respectively, in the fair value of embedded derivatives. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals.
71

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)
Increases or decreases in risk free rates could cause the fair value of the embedded derivative to significantly decrease or increase, respectively. Increases or decreases in the Company’s credit risk, which impacts the rates used to discount future cash flows, could significantly decrease or increase, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.
Increases or decreases in market volatilities of the underlying assets supporting the funds withheld liability could cause significant increases or decreases, respectively, in the fair value of the embedded derivatives.
72

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)
Financial Instruments Not Reported at Fair Value
The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value are as follows:

	December 31, 2015
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
		(In Thousands)
Assets (liabilities)
Mortgage loans	$1,300,795	$1,314,719 $	$–	$–	$1,314,719
Notes receivable from related parties	2,568,594	2,568,594	–	–	2,568,594
Policy loans	427,393	440,478	–	–	440,478
Business -owned life insurance	19,914	19,914	–	–	19,914
Company-owned life insurance	23,829	23,829	–	–	23,829
Supplementary contracts without life
contingencies	(22,794)	(19,734)	–	–	(19,734)
Individual and group annuities	(5,180,134)	(5,020,932)	–	–	(5,020,932)
Debt from consolidated VIEs	(425,732)	(373,136)	–	–	(373,136)
Notes payable related to commission
assignments	(97,095)	(97,095)	–	–	(97,095)
Surplus notes payable	(129,535)	(162,836)	–	–	(162,836)
Long-term debt SAILES 2-0, LLC	(84,359)	(85,955)	–	–	(85,955)
Mortgage debt	(24,041)	(23,985)	–	–	(23,985)
Repurchase agreements	(727,712)	(727,712)	(727,712)	–	–
Separate account liabilities	(5,180,507)	(5,180,507)	(3,686,555)	–	(1,493,952)

73

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

	December 31, 2014
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
		(In Thousands)
Assets (liabilities)
Mortgage loans	$538,551	$558,706 $	$–	$–	$558,706
Notes receivable from related parties	2,158,078	2,158,078	–	–	2,158,078
Policy loans	413,188	425,401	–	–	425,401
Business-owned life insurance	20,266	20,266	–	–	20,266
Company-owned life insurance	23,606	23,606	–	–	23,606
Supplementary contracts without life
contingencies	(9,539)	(10,377)	–	–	(10,377)
Individual and group annuities	(4,611,973)	(4,485,467)	–	–	(4,485,467)
Debt from consolidated VIEs	(361,428)	(343,588)	–	–	(343,588)
Notes payable related to commission
assignments	(106,550)	(106,550)	–	–	(106,550)
Surplus notes payable	(127,467)	(167,567)	–	–	(167,567)
Long-term debt SAILES 2-0, LLC	(90,742)	(95,316)	–	–	(95,316)
Mortgage debt	(26,911)	(27,132)	–	–	(27,132)
Repurchase agreements	(241,195)	(241,195)	(241,195)	–	–
Separate account liabilities	(5,692,529)	(5,692,529)	(4,228,209)	–	(1,464,320)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:
Mortgage loans – The carrying amounts of the residential mortgage loans reported on the consolidated balance sheets approximate their fair values. Fair values of the commercial mortgage loans not held under fair value option are estimated using discounted cash flow analyses based on a variety of factors, including credit spreads, duration of the loans and prepayment terms and assumptions.
Notes receivable from related parties – The carrying amounts reported on the consolidated balance sheets for these instruments approximate their fair value.
Policy loans – Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.
74

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)
Business-owned life insurance and company-owned life insurance – The carrying amounts reported on the consolidated balance sheets for these instruments approximate their fair value.
Supplementary contracts without life contingencies – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing on the consolidated balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that do involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.
Individual and group annuities – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing on the consolidated balance sheets.
Debt from consolidated VIEs – Fair values are estimated using discounted cash flow analyses.
Notes payable related to commission assignments – The carrying amounts reported on the consolidated balance sheets for these instruments approximate their fair values.
Surplus notes payable, long-term debt and mortgage debt – Fair values are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.
Repurchase agreements – The carrying amounts reported on the consolidated balance sheets for these instruments approximate their fair values.
75

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)
Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities.
14. Commitments and Contingencies
In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $29.4 million and $11.0 million at December 31, 2015 and 2014, respectively, over the next several years as required by the general partner.
As of December 31, 2015 and 2014, the Company had committed up to $667.0 million and $139.5 million, respectively, in unfunded bridge loans, unfunded revolvers, and other private investments.
Expected future minimum rent income related to the noncancelable portion of the FHLB and SAILES operating leases (see Note 1) to be received as of December 31 are as follows (in thousands):
2016	$17,353
2017	17,353
2018	16,637
2019	16,398
2020	16,398
Thereafter	68,325

The amounts received under both leases are recorded in other revenues on the consolidated statement of operations.
Guarantees of related parties: The Company provided payment guarantees on behalf of its related party, se2, LLC (se2), to certain se2 customers for all obligations and liabilities arising or incurred under the third-party administration agreements between such customers and se2.
76

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
14. Commitments and Contingencies (continued)
Other legal and regulatory matters: In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company’s results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.
Various legal proceedings and other matters have arisen in the ordinary course of the Company’s business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company’s ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position.
15. Debt
Line of Credit
At December 31, 2015, the Company has access to a $146.0 million line of credit facility from FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (.50% at December 31, 2015). The Company had no borrowings under this line of credit at December 31, 2015 and 2014. The amount of the line of credit is determined by the fair market value of the Company’s available collateral held by FHLB, primarily mortgage-backed securities and commercial mortgage loans, not already pledged as collateral under existing contracts as of December 31, 2015.
The Company has outstanding surplus notes with a carrying value of $129.5 million and $127.5 million at December 31, 2015 and 2014, respectively. The surplus notes consist of $50.0 million of 8.75% notes issued in May 1996 and maturing on May 15, 2016, and $100.0 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.
77

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
15. Debt (continued)
Gennessee Insurance Agency, LLC had short-term notes outstanding with related parties as of December 31, 2015 and 2014, of $44.2 million and $51.3 million, respectively, which bear interest with rates ranging from 6.0% to 9.0%, and with maturities ranging from January 20, 2016 to January 31, 2017. The Company paid interest on these notes of $3.7 million and $3.5 million for the years ended December 31, 2015 and 2014, respectively.
Dunbarre Insurance Agency, LLC had short-term notes outstanding with related parties as of December 31, 2015 and 2014 of $52.9 million and $55.3 million, respectively, which bear interest with rates ranging from 8.0% to 9.0%, with maturities ranging from January 30, 2016 to July 31, 2016. The Company paid interest on these notes of $5.2 million and $1.7 million during the years ended December 31, 2015 and 2014, respectively.
On February 28, 2013, SAILES entered into a long-term note of $111.9 million due to SAIL Finance LLC, a related party, to finance the commercial airplane, which is due February 28, 2025. The note bears interest at 6.0% per annum, with quarterly payments. The loan amortizes quarterly in arrears to the final maturity date.
At December 31, 2015, future principal payments for the years ending December 31 are as follows (in thousands):
2016	$7,057
2017	7,490
2018	7,950
2019	8,437
2020	8,955
Thereafter	44,470
$84,359

Mortgage Debt
The primary mortgage financing for the Company’s home office property was arranged through FHLB, which also occupies a portion of the premises. The underlying mortgage loan agreement with FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600, including $62,805 applicable to the portion of the building leased to FHLB.

78

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
15. Debt (continued)
At December 31, 2015, consolidated future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):
2016	$3,040
2017	3,265
2018	3,492
2019	3,734
2020	3,994
Thereafter	6,516
$24,041

Interest expense as presented on the consolidated statement of operations consisted of the following for the year ended December 31:
	2015	2014	2013
		(In Thousands)
Debt/notes payable:
Surplus note interest	$13,893	$13,665	$13,462
Consolidated VIE interest	23,848	3,402	–
Commission assignment interest	9,347	5,247	1,585
SAILES interest	5,802	6,245	5,550
Mortgage interest	1,710	1,908	2,081
Total debt/notes payable interest	54,600	30,467	22,678
Repurchase agreement interest	2,399	640	1,430
Other interest	7	(150)	287
Total	$57,006	$30,957	$24,395

16. Related-Party Transactions
There are numerous transactions between the Company and entities related to the Company. Following are those the Company considers material (0.5% of assets for investment related transactions) that are not otherwise discussed (see Notes 1, 2 and 10).
The Company occasionally receives loan representation fees, origination fees, and commitment fees for performing activities related to the creation of a new loan. These fees are deferred and amortized into income over the life of the loan. The Company received $3.6 million and

79

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
16. Related-Party Transactions (continued)
$461,000 for the years ended December 31, 2015 and 2014, respectively, in fees from related parties. The Company recognized income for these fees of $345,000 and $15,000 for the years ended December 31, 2015 and 2014, respectively, which is included in other revenues on the consolidated statements of operations.
The Company paid $17.3 million and $5.9 million for the years ended December 31, 2015 and 2014, respectively, for loan origination costs with related parties. These loan origination costs are deferred and amortized over the life of the loan. The Company recognized amortization expense of $834,000 and $36,000 for the years ended December 31 2015, and 2014, respectively, which is included in commissions and other operating expenses on the consolidated statements of operations.
As of December 31, 2015 and 2014, the Company had the following investments in related parties with interest rates ranging from 3.2% to 11.0% and maturity dates ranging from January 2016 through November 2019. These investments are included in notes receivable from related parties on the consolidated balance sheets:

	2015	2014
	(In Thousands)

Note Funding 1892, LLC	$428,460	$399,833
ASC Holdings, LLC	206,200	–
Four Six Four Aircraft, LLC	220,245	51,830
LSBF Holdings, LLC	260,000	–
PD Holdings, LLC	174,389	–
Cain Hoy Enterprises, LLC	275,500	287,359
BA Seattle Aviation, LLC	–	372,917
SBC Funding, LLC	–	331,020
NF-GPIM, LLC	–	233,120
SBC Funding II, LLC	253,762	216,361
Other	750,038	265,638
	$2,568,594	$2,158,078

80

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
16. Related-Party Transactions (continued)
As of December 31, 2015 and 2014, the Company had investments in the following various investment vehicles managed by related parties. These are included in fixed maturity investments available for sale on the consolidated balance sheets.

	2015	2014
	(In Thousands)

5180 CLO LP	$5,189	$216,866
Hempstead CLO LP	111,039	430,364

As of December 31, 2015 and 2014, the Company had the following individually material investments in other related parties. These investments are included in fixed maturity investments available for sale on the consolidated balance sheets.

	2015	2014
	(In Thousands)

Cain Hoy Enterprises, LLC	$266,548	$–
Delaware Life Insurance Company	211,789	255,363
Efland Funding, LLC	273,412	245,256
5180-2 CLO LP	642,989	–
SBC Funding, LLC	463,519	–
American Media Productions, LLC	270,760	400,000

The Company has contracted with Guggenheim Partners Investment Management (GPIM) to perform investment advisory services. The Company paid fees of $27.2 million, $21.5 million, and $15.9 million associated with the services performed for the years ended December 31, 2015, 2014, and 2013, respectively. These fees are included in commissions and other operating expense on the consolidated statements of operations.
The Company entered into commission assignment agreements with Searcy Insurance Agency, LLC, South Blacktree Agency, LLC, and Saganaw Insurance Agency, LLC, affiliated companies, making payments of $138.9 million, $141.5 million, and $66.8 million for the years ended December 31, 2015, 2014, and 2013, respectively.
81

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
16. Related-Party Transactions (continued)
The Company received payments under administrative service agreements of $11.2 million, $12.9 million, and $13.7 million from affiliate sponsored mutual funds, for the years ended December 31, 2015, 2014 and 2013, respectively. These fees are included in asset based fees on the consolidated statement of operations.
The Company received $16.0 million, $15.2 million, and $13.6 million for the years ended December 31, 2015, 2014, and 2013, respectively, from related parties for distribution support fees based on asset values. These fees are included in other revenues on the consolidated statement of operations.
The Company paid $121.2 million, $67.8 million, and $62.5 million for the years ended December 31, 2015, 2014, and 2013, respectively, to various other related parties for providing management and administrative services. These fees are included in commissions and other operating expenses on the consolidated statements of operations.
The Company received $400.0 million and $325.0 million as capital contributions from SBC during 2015 and 2014, respectively. The Company paid $0 and $118.4 million in dividends to SBC in 2015 and 2014, respectively.
17. Statutory Financial Information and Regulatory Net Capital Requirements
The Company’s statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department (the Department). The State of Kansas has adopted the National Association of Insurance Commissioners’ statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.
The State of Kansas has granted its approval of permitted accounting practices for one year call options and multi-year call options that differ from NAIC SAP which allow the Company, to the extent the hedging program is and continues to be economically effective, to report call options at amortized cost. In addition, the corresponding reserve liabilities that are hedged by the call options are calculated under Actuarial Guideline (AG) 35, whereas the permitted practices allow the reserves to assume the market value of the eligible derivative assets associated with the
82

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
17. Statutory Financial Information and Regulatory Net Capital Requirements (continued)
current interest crediting periods to be zero. At the conclusion of each interest crediting period, interest credited is reflected in reserves as realized. These permitted practices will expire on September 30, 2016, unless extended by the Commissioner of the Kansas Insurance Department.
As a result of these permitted practices, statutory surplus increased $75.8 million and decreased $139.7 million as of December 31, 2015 and 2014, respectively.
The Company offers riders on its fixed indexed annuities (FIAs) which provide for future withdrawal and death benefits. In accordance with the NAIC’s Accounting Practices and Procedures Manual, the FIAs with riders should be reserved for under the revised Actuarial Guideline 33 (AG33). In 2012, the Company requested and received approval from the Kansas Insurance Department to use an alternative methodology to reserve for these contracts under the Practical Considerations section of AG33. The reserve held at December 31, 2015 for FIAs with riders issued prior to February 1, 2015 was based on Actuarial Guideline 43 (AG43), the approved alternative method for these contracts. AG43 is a principles based reserving methodology which requires ongoing review of and updates to the assumptions. The Company closely monitors developing experience on this type of business as well as any new emerging industry information. The Company adjusts its AG43 assumptions when it determines it is reasonable and appropriate and reports the results of its experience analysis to the Department. During the fourth quarter 2014 review of the Company’s AG43 statutory reserving assumptions and methodology with respect to FIAs with riders, management determined certain lapse, income utilization and investment assumptions should be strengthened over time. The Company recorded a portion of the reserve increase in 2014 and the Company and the Kansas Insurance Department agreed to phase-in the remaining reserve increase related to strengthening these assumptions over a five year period from 2015 to 2019.  Specifically, the Company recorded an after-tax adjustment of $16.3 million per quarter during 2015, and will record $16.3 million for the first two quarters of 2016, $12.2 million for the next four quarters, and $8.1 million for the last ten quarters. For FIAs with riders issued on or after February 1, 2015, the AG33 reserving methodology will be utilized.
Statutory capital and surplus, including surplus notes (see Note 15) of the insurance operations, were $1,286.4 million and $1,301.5 million at December 31, 2015 and 2014, respectively. Statutory net income of the insurance operations was $75.4 million, $122.1 million, and $163.6 million for the years ended December 31, 2015, 2014, and 2013, respectively.
83

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
17. Statutory Financial Information and Regulatory Net Capital Requirements (continued)
Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC and state insurance regulators. The NAIC has a standard formula for calculating RBC based on the risk factors relating to an insurance company’s capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company’s adjusted capital falls below certain levels, including the company action-level RBC and the authorized control-level RBC.
At December 31, 2015, the Company’s statutory adjusted capital per the RBC calculation is $1,640.9 million as compared to its company action level RBC of $436.8 million and its authorized control level RBC of $218.4 million.
The Company may not, without notice to the Commissioner and (A) the expiration of 30 days without disapproval by the Commissioner or (B) the Commissioner’s earlier approval, pay a dividend or distribution of cash or other property whose fair market value together with that of other dividends or distributions made within the preceding 12 months exceeds the greater of (1) 10% of its surplus as regards to policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, for the 12-month period ending on the preceding December 31. Any dividends paid must be paid from unassigned surplus. In 2016, the Company is not allowed to pay dividends without the approval or non-disapproval of the Commissioner.
SDI is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SDI computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to related parties, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.
At December 31, 2015, SDI had net capital of $11.0 million, which was $9.6 million in excess of its required net capital of $1.4 million. SDI claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to Paragraph (k)(2)(i) thereof. SDI’s ratio of aggregate indebtedness to net capital was 1.94 to 1 at December 31, 2015.
84

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
18. Subsequent Events
Subsequent events have been evaluated through April 29, 2016, which is the date the financial statements were issued.
85

Exhibits and Financial Statement Schedules

Security Benefit Life Insurance Company and Subsidiaries
Exhibits and Financial Statement Schedules
Years Ended December 31, 2015, 2014, and 2013

Contents
Report of Independent Auditors on Schedules	86
Exhibits and Financial Statement Schedules
Schedule I – Summary of Investments Other Than Investments in Related Parties as
of December 31, 2015	87
Schedule III – Supplementary Insurance Information as of December 31, 2015, 2014,
and 2013 and for Each of the Years Then Ended	88
Schedule IV – Reinsurance as of December 31, 2015, 2014, and 2013 and for Each of
the Years Then Ended	89

Report of Independent Auditors on Schedules
The Board of Directors
 Security Benefit Life Insurance Company
We have audited the consolidated balance sheets of Security Benefit Life Insurance Company and subsidiaries (the Company), a wholly owned subsidiary of Security Benefit Corporation, as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, changes in stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2015, and have issued our report thereon dated April 29, 2016 (included elsewhere in this Registration Statement). Our audits also included the financial statement schedules listed in Item 24(a)(2) of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion based on our audits.
In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.
April 29, 2016

86

Security Benefit Life Insurance Company and Subsidiaries
     Schedule I – Summary of Investments Other Than Investments in Related Parties
As of December 31, 2015

	December 31, 2015
			Amount at which
			shown in the
			balance sheet
	Cost adjusted for	Value adjusted	adjusted for
	related party	related party	related party
Securities available-for-sale:		(In Thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	$641,550	$644,176	$644,176
Obligations of government-sponsored
enterprises	608,618	621,944	621,944
Corporate	3,436,154	3,458,851	3,458,851
Foreign governments	35,000	35,128	35,128
Municipal obligations	481,156	497,876	497,876
Commercial mortgage-backed	715,530	721,840	721,840
Residential mortgage-backed	231,878	228,686	228,686
Collateralized debt obligations	55,569	58,067	58,067
Other debt obligations	6,705,831	6,362,280	6,362,280
Total fixed maturities	$12,911,286	$12,628,848	$12,628,848

Equity securities:
Financial	$44,213	$46,567	$46,567
Mutual fund	8,324	6,633	6,633
Government	49,604	49,604	49,604
Total equity securities	$102,141	$102,804	$102,804

Securities Fair Value Option:
Fixed maturities	$146,463	$145,005	$145,005
Equity securities	1,614	1,608	1,608
Mortgage loans	7,997	8,680	8,680

Notes receivable from related parties	–	–	–
Mortgage loans	1,188,765	1,211,277	1,188,765
Policy loans	427,393	327,947	99,446
Cash and cash equivalents	584,481	584,481	584,481
Short-term investments	390,120	390,120	390,120
Call options	340,410	340,410	340,410
Other invested assets	182,633	182,633	182,633
	$16,283,303	$15,923,813	$15,672,800

See accompanying Report of Independent Auditors

87

     Security Benefit Life Insurance Company and Subsidiaries
Schedule III – Supplementary Insurance Information
As of December 31, 2015, 2014, and 2013 and for Each of the Years Then Ended

	Deferred	Future policy		Other policy
	policy	benefits, losses,		claims and
	acquisition	claims and loss	Unearned	benefits
	cost	expenses	premiums	payable
		(In Thousands)
As of December 31, 2015:
Life insurance	$1,016,929	$23,017,006	$–	$487,488
As of December 31, 2014:
Life insurance	629,962	20,850,164	–	492,723
As of December 31, 2013:
Life insurance	323,673	16,877,389	–	156,351

				Amortization
			Benefits,	of deferred
			claims, losses	policy	Other
	Premium	Net investment	and settlement	acquisition	operating
	revenue	income	expenses	costs	expenses
		(In Thousands)

As of December 31, 2015:
Life insurance	$154,231	$908,909	$304,345	$51,947	$226,705
As of December 31, 2014:
Life insurance	110,237	724,572	571,731	148,952	196,321
As of December 31, 2013:
Life insurance	49,533	470,069	367,008	62,062	170,960

See accompanying Report of Independent Auditors

88

     Security Benefit Life Insurance Company and Subsidiaries
Schedule IV – Reinsurance
As of December 31, 2015, 2014, and 2013 and for Each of the Years Then Ended

			2015
					Percent of
					amount
		Ceded to other	Assumed from		assumed to
	Gross amount	companies	companies	Net amount	net
		(Dollars In Thousands)

Life insurance in force	$2,553,992	$2,548,993	$64,433	$69,432	93%
Premiums:
Life insurance	24,619	24,664	885	840	105%
Annuity	2,317,627	63,234	15,443	2,269,836	1%
Accident and health insurance	–	–	1	1	100%
Total premiums	$2,342,246	$87,898	$16,329	$2,270,677	1%

			2014
					Percent of
					amount
		Ceded to other	Assumed from		assumed to
	Gross amount	companies	companies	Net amount	net
		(Dollars In Thousands)

Life insurance in force	$2,669,554	$2,664,513	$69,853	$74,894	93%
Premiums:
Life insurance	25,273	25,359	1,218	1,132	108%
Annuity	5,111,797	70,586	18,908	5,060,119	0%
Accident and health insurance	–	–	2	2	100%
Total premiums	$5,137,070	$95,945	$20,128	$5,061,253	0%

			2013
					Percent of
					amount
		Ceded to other	Assumed from		assumed to
	Gross amount	companies	companies	Net amount	net
		(Dollars In Thousands)

Life insurance in force	$2,800,780	$2,795,805	$70,485	$75,460	93%
Premiums:
Life insurance	26,350	26,432	1,697	1,615	105%
Annuity	6,284,947	127,906	33,236	6,190,277	1%
Accident and health insurance	–	–	2	2	100%
Total premiums	$6,311,297	$154,338	$34,935	$6,191,894	1%

See accompanying Report of Independent Auditors

89

Financial Statements

Variable Annuity Account XIV -EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Year Ended December 31, 2015
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account XIV -
EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Financial Statements

Year Ended December 31, 2015

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets	3
Statements of Operations	59
Statements of Changes in Net Assets	118
Notes to Financial Statements	216
1. Organization and Significant Accounting Policies	216
2. Variable Annuity Contract Charges	244
3. Summary of Unit Transactions	245
4. Financial Highlights	253
5. Subsequent Events	315

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
Security Benefit Life Insurance Company
We have audited the accompanying statements of net assets of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity (the Account), comprised of the subaccounts as listed in Note 1, as of December 31, 2015, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the two years or periods then ended.  These financial statements are the responsibility of the Account's management.  Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the fund companies or their transfer agents or by other appropriate auditing procedures where replies from the fund companies or their transfer agents were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2015, the results of their operations for the year or period then ended and the changes in their net assets for each of the two years or periods then ended, in conformity with U.S. generally accepted accounting principles.
/s/ ERNST & YOUNG
April 29, 2016

1

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets
December 31, 2015
	7Twelve Balanced Portfolio	AB VPS Dynamic Asset Allocation(c)	AB VPS Growth and Income(c)	AB VPS Small/Mid Cap Value(c)	Adaptive Allocation Portfolio
Assets:
Mutual funds, at market value	$177,380	$24,384	$141,623	$166,735	$17,243
Investment income receivable	-	-	-	-	-
Net assets	$177,380	$24,384	$141,623	$166,735	$17,243

Units outstanding:
EliteDesigns 0 Year	19,183	2,549	10,372	2,472	1,942
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,037	-	-	13,167	-
Total units	20,220	2,549	10,372	15,639	1,942

Unit value:
EliteDesigns 0 Year	$8.78	$9.56	$13.66	$13.01	$8.88
EliteDesigns 5 Year	$8.83	$9.59	$13.74	$13.09	$8.93
EliteDesigns II	$8.59	$9.40	$10.99	$10.22	$8.45

Mutual funds, at cost	$192,239	$24,884	$140,519	$209,276	$18,061
Mutual fund shares	17,056	2,167	4,756	9,722	1,787

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Alger Capital Appreciation	Alger Large Cap Growth	ALPS/Alerian Energy Infrastructure	American Century VP Income & Growth	American Century VP Inflation Protection
Assets:
Mutual funds, at market value	$518,395	$164,804	$135,390	$580,230	$48,681
Investment income receivable	-	-	-	-	-
Net assets	$518,395	$164,804	$135,390	$580,230	$48,681

Units outstanding:
EliteDesigns 0 Year	9,173	12,531	5,870	36,611	5,643
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	30,514	-	14,202	8,403	219
Total units	39,687	12,531	20,072	45,014	5,862

Unit value:
EliteDesigns 0 Year	$14.99	$13.15	$6.89	$13.44	$8.29
EliteDesigns 5 Year	$15.13	$13.28	$6.93	$13.57	$8.34
EliteDesigns II	$12.49	$11.81	$6.69	$10.49	$8.84

Mutual funds, at cost	$580,609	$180,958	$216,547	$654,592	$50,880
Mutual fund shares	7,990	3,143	19,069	67,705	4,898

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	American Century VP International	American Century VP Mid Cap Value(e)	American Century VP Value	American Funds IS Asset Allocation	American Funds IS Blue Chip Income and Growth
Assets:
Mutual funds, at market value	$181,852	$311,893	$289,490	$1,176,214	$1,312,345
Investment income receivable	-	-	-	-	-
Net assets	181,852	$311,893	$289,490	$1,176,214	$1,312,345

Units outstanding:
EliteDesigns 0 Year	18,177	12,460	21,861	-	123,166
EliteDesigns 5 Year	-	-	-	-	6,310
EliteDesigns II	43	12,702	-	120,238	-
Total units	18,220	25,162	21,861	120,238	129,476

Unit value:
EliteDesigns 0 Year	$9.98	$13.80	$13.25	$9.95	$10.13
EliteDesigns 5 Year	$10.08	$13.93	$13.37	$9.98	$10.17
EliteDesigns II	$9.49	$11.02	$10.46	$9.78	$9.96

Mutual funds, at cost	$182,200	$312,927	$292,111	$1,288,339	$1,322,575
Mutual fund shares	18,185	16,951	32,674	57,658	104,736

(e) Closed to new investments.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	American Funds IS Global Bond	American Funds IS Global Growth	American Funds IS lobal Growth and Income	American Funds IS Global Small Capitalization	American Funds IS Growth
Assets:
Mutual funds, at market value	$31,781	$1,247	$31,610	$6,741	$94,877
Investment income receivable	-	-	-	-	-
Net assets	$31,781	$1,247	$31,610	$6,741	$94,877

Units outstanding:
EliteDesigns 0 Year	910	119	549	-	5,630
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	2,755	-	2,811	716	3,101
Total units	3,665	119	3,360	716	8,731

Unit value:
EliteDesigns 0 Year	$8.78	$10.47	$9.54	$9.58	$10.93
EliteDesigns 5 Year	$8.81	$10.50	$9.57	$9.61	$10.97
EliteDesigns II	$8.63	$10.29	$9.38	$9.42	$10.75

Mutual funds, at cost	$33,930	$1,430	$33,741	$8,067	$105,900
Mutual fund shares	2,918	48	2,578	280	1,411

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	American Funds IS Growth-Income	American Funds IS International	American Funds IS International Growth and Income	American Funds IS Mortgage	American Funds IS New World
Assets:
Mutual funds, at market value	$73,224	$107,260	$115,327	$18,971	$194,866
Investment income receivable	-	-	-	-	-
Net assets	$73,224	$107,260	$115,327	$18,971	$194,866

Units outstanding:
EliteDesigns 0 Year	917	9,525	13,866	1,938	19,955
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	6,243	2,893	-	-	3,181
Total units	7,160	12,418	13,866	1,938	23,136

Unit value:
EliteDesigns 0 Year	$10.38	$8.67	$8.32	$9.79	$8.44
EliteDesigns 5 Year	$10.41	$8.70	$8.35	$9.83	$8.47
EliteDesigns II	$10.20	$8.53	$8.18	$9.63	$8.30

Mutual funds, at cost	$80,989	$127,974	$133,944	$19,378	$211,608
Mutual fund shares	1,634	5,982	7,883	1,803	10,426

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	American Funds IS U.S. Government/ AAA‑Rated Securities	BlackRock Basic Value V.I.	BlackRock Capital Appreciation V.I.	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.
Assets:
Mutual funds, at market value	$269,656	$42,778	$245,485	$356,527	$482,867
Investment income receivable	-	-	-	-	-
Net assets	$269,656	$42,778	$245,485	$356,527	$482,867

Units outstanding:
EliteDesigns 0 Year	16,953	-	-	17,585	28,010
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	10,891	4,207	20,218	13,018	21,144
Total units	27,844	4,207	20,218	30,603	49,154

Unit value:
EliteDesigns 0 Year	$9.75	$12.40	$12.93	$12.49	$9.99
EliteDesigns 5 Year	$9.78	$12.52	$13.05	$12.61	$10.09
EliteDesigns II	$9.58	$10.17	$12.14	$10.52	$9.60

Mutual funds, at cost	$273,845	$55,116	$269,529	$378,598	$542,234
Mutual fund shares	22,067	3,221	27,864	35,546	37,030

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	BlackRock Global Opportunities V.I.	BlackRock High Yield V.I.	BlackRock Large Cap Core V.I.	BlackRock Large Cap Growth V.I.	Deutsche Capital Growth VIP
Assets:
Mutual funds, at market value	$47,041	$222,282	$101,297	$28,502	$92,963
Investment income receivable	-	3,677	-	-	-
Net assets	$47,041	$225,959	$101,297	$28,502	$92,963

Units outstanding:
EliteDesigns 0 Year	706	15,353	3,564	2,021	6,367
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	4,095	8,296	4,733	-	-
Total units	4,801	23,649	8,297	2,021	6,367

Unit value:
EliteDesigns 0 Year	$10.23	$9.71	$13.29	$14.10	$14.60
EliteDesigns 5 Year	$10.32	$9.77	$13.42	$14.24	$14.74
EliteDesigns II	$9.73	$9.31	$11.39	$12.16	$12.62

Mutual funds, at cost	$49,264	$240,842	$112,153	$26,948	$94,232
Mutual fund shares	2,953	32,882	3,242	2,111	3,306

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Deutsche Core Equity VIP	Deutsche Global Small Cap VIP	Deutsche Government & Agency Securities VIP	Deutsche High Income VIP	Deutsche Small Mid Cap Value VIP
Assets:
Mutual funds, at market value	$230,636	$20,312	$42,708	$3,092,690	$9,144
Investment income receivable	-	-	-	-	-
Net assets	$230,636	$20,312	$42,708	$3,092,690	$9,144

Units outstanding:
EliteDesigns 0 Year	9,647	464	4,583	-	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	7,690	1,529	-	345,165	884
Total units	17,337	1,993	4,583	345,165	884

Unit value:
EliteDesigns 0 Year	$14.40	$11.09	$9.33	$9.33	$11.46
EliteDesigns 5 Year	$14.53	$11.20	$9.42	$9.39	$11.57
EliteDesigns II	$11.93	$9.92	$9.42	$8.96	$10.34

Mutual funds, at cost	$230,999	$23,383	$44,762	$3,081,822	$10,114
Mutual fund shares	17,393	1,581	3,727	520,655	573

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio
Assets:
Mutual funds, at market value	$589,818	$879,771	$927,835	$556,505	$1,563,842
Investment income receivable	-	-	-	-	-
Net assets	$589,818	$879,771	$927,835	$556,505	$1,563,842

Units outstanding:
EliteDesigns 0 Year	63,606	55,124	79,458	62,041	87,340
EliteDesigns 5 Year	-	3,705	6,870	-	-
EliteDesigns II	-	20,318	12,384	-	36,646
Total units	63,606	79,147	98,712	62,041	123,986

Unit value:
EliteDesigns 0 Year	$9.27	$11.41	$9.50	$8.97	$13.48
EliteDesigns 5 Year	$9.33	$11.48	$9.55	$9.02	$13.56
EliteDesigns II	$9.29	$10.29	$8.74	$8.91	$10.60

Mutual funds, at cost	$603,069	$943,478	$1,084,037	$559,104	$1,718,314
Mutual fund shares	55,330	79,473	87,946	54,720	75,694

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Dimensional VA U.S. Targeted Value Portfolio	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth	Dreyfus Stock Index	Dreyfus VIF Appreciation
Assets:
Mutual funds, at market value	$997,327	$235,605	$83,430	$80,737	$64,887
Investment income receivable	-	-	-	-	-
Net assets	$997,327	$235,605	$83,430	$80,737	$64,887

Units outstanding:
EliteDesigns 0 Year	52,407	14,547	444	4,243	5,587
EliteDesigns 5 Year	3,174	-	-	-	-
EliteDesigns II	27,959	4,054	6,427	1,973	-
Total units	83,540	18,601	6,871	6,216	5,587

Unit value:
EliteDesigns 0 Year	$12.93	$13.28	$13.72	$13.78	$11.61
EliteDesigns 5 Year	$13.01	$13.36	$13.80	$13.86	$11.68
EliteDesigns II	$9.99	$10.47	$12.03	$11.30	$10.21

Mutual funds, at cost	$1,154,669	$250,757	$85,627	$80,473	$71,005
Mutual fund shares	62,963	14,100	4,890	1,857	1,443

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Dreyfus VIF International Value	Eaton Vance VT Floating-Rate Income	Eaton Vance VT Large-Cap Value	Federated Fund for U.S. Government Securities II	Federated High Income Bond II
Assets:
Mutual funds, at market value	$22,030	$1,129,443	$47,452	$370,741	$67,400
Investment income receivable	-	-	-	-	-
Net assets	$22,030	$1,129,443	$47,452	$370,741	$67,400

Units outstanding:
EliteDesigns 0 Year	3,451	14,472	3,176	35,975	1,806
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	108,217	1,607	886	4,867
Total units	3,451	122,689	4,783	36,861	6,673

Unit value:
EliteDesigns 0 Year	$6.38	$9.35	$9.98	$10.08	$12.37
EliteDesigns 5 Year	$6.50	$9.38	$10.01	$10.26	$12.59
EliteDesigns II	$8.68	$9.19	$9.81	$9.46	$9.25

Mutual funds, at cost	$24,670	$1,136,623	$62,064	$371,764	$70,094
Mutual fund shares	2,194	128,346	5,662	34,075	10,648

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Fidelity VIP Balanced	Fidelity VIP Contrafund	Fidelity VIP Disciplined Small Cap	Fidelity VIP Emerging Markets	Fidelity VIP Growth & Income
Assets:
Mutual funds, at market value	$1,740,642	$1,279,381	$129,986	$250,807	$182,404
Investment income receivable	-	-	-	-	-
Net assets	$1,740,642	$1,279,381	$129,986	$250,807	$182,404

Units outstanding:
EliteDesigns 0 Year	105,035	72,639	3,823	26,578	10,363
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	47,593	31,516	7,743	2,694	3,713
Total units	152,628	104,155	11,566	29,272	14,076

Unit value:
EliteDesigns 0 Year	$11.73	$12.74	$12.93	$8.56	$13.83
EliteDesigns 5 Year	$11.84	$12.97	$13.05	$8.61	$13.96
EliteDesigns II	$10.71	$11.23	$10.41	$8.64	$10.58

Mutual funds, at cost	$1,801,468	$1,269,575	$134,639	$288,310	$191,288
Mutual fund shares	109,131	38,466	8,915	30,774	9,838

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Fidelity VIP Growth Opportunities	Fidelity VIP High Income	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Fidelity VIP Mid Cap
Assets:
Mutual funds, at market value	$346,235	$43,207	$1,718,947	$832,023	$544,201
Investment income receivable	-	-	-	-	-
Net assets	$346,235	$43,207	$1,718,947	$832,023	$544,201

Units outstanding:
EliteDesigns 0 Year	14,919	2,690	102,940	67,542	45,984
EliteDesigns 5 Year	4,877	-	2,979	7,700	-
EliteDesigns II	5,923	2,034	35,971	3,576	564
Total units	25,719	4,724	141,890	78,818	46,548

Unit value:
EliteDesigns 0 Year	$13.89	$9.24	$12.37	$10.60	$11.70
EliteDesigns 5 Year	$14.14	$9.30	$12.59	$10.79	$11.81
EliteDesigns II	$11.86	$9.02	$11.35	$9.42	$10.72

Mutual funds, at cost	$332,733	$48,178	$1,629,630	$854,689	$575,848
Mutual fund shares	11,027	9,001	8,416	68,819	17,097

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Fidelity VIP Overseas	Fidelity VIP Real Estate	Fidelity VIP Strategic Income	Franklin Flex Cap Growth VIP Fund	Franklin Growth and Income VIP Fund
Assets:
Mutual funds, at market value	$81,713	$607,205	$134,826	$9,636	$85,950
Investment income receivable	-	-	-	-	-
Net assets	$81,713	$607,205	$134,826	$9,636	$85,950

Units outstanding:
EliteDesigns 0 Year	8,154	40,695	8,817	-	1,910
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	4,615	5,364	828	5,703
Total units	8,154	45,310	14,181	828	7,613

Unit value:
EliteDesigns 0 Year	$10.02	$13.67	$9.66	$12.67	$13.06
EliteDesigns 5 Year	$10.12	$13.80	$9.75	$12.79	$13.18
EliteDesigns II	$9.93	$11.13	$9.24	$11.64	$10.70

Mutual funds, at cost	$82,759	$604,126	$144,349	$15,365	$84,322
Mutual fund shares	4,321	31,380	12,816	1,359	5,482
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Franklin High Income VIP Fund	Franklin Income VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund
Assets:
Mutual funds, at market value	$145,221	$1,007,252	$625,410	$105,316	$862,781
Investment income receivable	-	-	-	-	-
Net assets	$145,221	$1,007,252	$625,410	$105,316	$862,781

Units outstanding:
EliteDesigns 0 Year	13,475	64,851	27,531	-	27,298
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,810	36,964	30,620	10,589	49,128
Total units	15,285	101,815	58,151	10,589	76,426

Unit value:
EliteDesigns 0 Year	$9.64	$10.27	$11.63	$11.85	$13.07
EliteDesigns 5 Year	$9.74	$10.37	$11.74	$11.96	$13.20
EliteDesigns II	$8.51	$9.24	$9.97	$9.95	$10.31

Mutual funds, at cost	$167,645	$1,131,728	$719,603	$123,044	$969,506
Mutual fund shares	26,695	70,933	32,288	5,485	34,902

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Franklin Small Cap Value VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund	Goldman Sachs VIT Growth Opportunities
Assets:
Mutual funds, at market value	$95,378	$301,056	$572,035	$334,548	$49,260
Investment income receivable	-	-	-	-	-
Net assets	$95,378	$301,056	$572,035	$334,548	$49,260

Units outstanding:
EliteDesigns 0 Year	8,331	2,733	18,735	8,275	3,878
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	22,298	43,451	27,579	-
Total units	8,331	25,031	62,186	35,854	3,878

Unit value:
EliteDesigns 0 Year	$11.44	$22.78	$9.66	$9.25	$12.70
EliteDesigns 5 Year	$11.55	$23.11	$9.76	$9.34	$12.83
EliteDesigns II	$9.55	$10.71	$9.00	$9.35	$10.58

Mutual funds, at cost	$115,901	$381,328	$618,250	$335,505	$60,268
Mutual fund shares	5,395	17,018	56,027	26,828	7,374

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Goldman Sachs VIT High Quality Floating Rate	Goldman Sachs VIT Large Cap Value	Goldman Sachs VIT Mid Cap Value	Goldman Sachs VIT Strategic Growth	Goldman Sachs VIT Strategic International Equity
Assets:
Mutual funds, at market value	$194,561	$139,919	$718,715	$132,300	$21,934
Investment income receivable	-	-	-	-	-
Net assets	$194,561	$139,919	$718,715	$132,300	$21,934

Units outstanding:
EliteDesigns 0 Year	17,685	11,032	32,245	8,209	2,267
EliteDesigns 5 Year	-	-	4,280	-	-
EliteDesigns II	3,425	-	27,950	835	-
Total units	21,110	11,032	64,475	9,044	2,267

Unit value:
EliteDesigns 0 Year	$9.27	$12.68	$11.97	$14.88	$9.67
EliteDesigns 5 Year	$9.36	$12.80	$12.08	$15.02	$9.76
EliteDesigns II	$8.94	$10.59	$10.05	$12.08	$9.31

Mutual funds, at cost	$196,850	$163,437	$884,819	$139,162	$24,165
Mutual fund shares	18,744	14,901	49,532	8,486	2,382

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Guggenheim VIF All Cap Value	Guggenheim VIF CLS AdvisorOne Global Diversified Equity(c)	Guggenheim VIF CLS AdvisorOne Global Growth(c)	Guggenheim VIF CLS AdvisorOne Growth and Income(c)	Guggenheim VIF Floating Rate Strategies
Assets:
Mutual funds, at market value	$272,362	$1,036,133	$272,728	$1,143,507	$602,199
Investment income receivable	-	-	-	-	-
Net assets	$272,362	$1,036,133	$272,728	$1,143,507	$602,199

Units outstanding:
EliteDesigns 0 Year	16	54,150	15,370	96,849	54,086
EliteDesigns 5 Year	-	53,763	13,160	33,220	1,024
EliteDesigns II	27,038	-	-	-	7,412
Total units	27,054	107,913	28,530	130,069	62,522

Unit value:
EliteDesigns 0 Year	$19.34	$9.50	$9.48	$8.75	$9.64
EliteDesigns 5 Year	$19.62	$9.68	$9.65	$8.91	$9.69
EliteDesigns II	$10.06	$9.49	$9.45	$9.07	$9.49

Mutual funds, at cost	$312,645	$1,038,744	$273,237	$1,173,030	$618,982
Mutual fund shares	9,296	29,023	10,775	46,598	23,414

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity	Guggenheim VIF Macro Opportunities
Assets:
Mutual funds, at market value	$229,747	$412,502	$26,865	$400,536	$2,836,799
Investment income receivable	-	-	-	-	-
Net assets	$229,747	$412,502	$26,865	$400,536	$2,836,799

Units outstanding:
EliteDesigns 0 Year	14,599	31,468	961	42,111	144,720
EliteDesigns 5 Year	1,743	-	-	867	-
EliteDesigns II	12,412	10,868	933	1,648	147,913
Total units	28,754	42,336	1,894	44,626	292,633

Unit value:
EliteDesigns 0 Year	$6.39	$9.93	$18.08	$8.93	$9.67
EliteDesigns 5 Year	$6.49	$10.02	$18.34	$9.10	$9.72
EliteDesigns II	$10.09	$9.16	$10.18	$9.94	$9.71

Mutual funds, at cost	$237,461	$456,846	$30,793	$380,179	$2,968,299
Mutual fund shares	11,830	14,403	809	26,230	110,039

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Mid Cap Value	Guggenheim VIF Multi‑Hedge Strategies	Guggenheim VIF Small Cap Value	Guggenheim VIF StylePlus Large Core
Assets:
Mutual funds, at market value	$259,739	$37,475	$356,282	$67,321	$22,298
Investment income receivable	-	-	-	-	-
Net assets	$259,739	$37,475	$356,282	$67,321	$22,298

Units outstanding:
EliteDesigns 0 Year	-	1,666	19,857	3,131	1,611
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	25,491	438	22,171	2,656	-
Total units	25,491	2,104	42,028	5,787	1,611

Unit value:
EliteDesigns 0 Year	$11.39	$20.07	$7.28	$13.70	$13.84
EliteDesigns 5 Year	$11.49	$20.36	$7.41	$13.95	$13.93
EliteDesigns II	$10.19	$9.22	$9.55	$9.20	$11.69

Mutual funds, at cost	$265,239	$45,018	$351,817	$75,339	$23,987
Mutual fund shares	9,469	570	14,790	1,695	649

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income	Ibbotson Aggressive Growth ETF Asset Allocation
Assets:
Mutual funds, at market value	$59,452	$203,286	$2,072,024	$80,255	$44,293
Investment income receivable	-	-	-	-	-
Net assets	$59,452	$203,286	$2,072,024	$80,255	$44,293

Units outstanding:
EliteDesigns 0 Year	165	2,128	181,121	9,669	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	4,628	15,793	25,538	-	4,527
Total units	4,793	17,921	206,659	9,669	4,527

Unit value:
EliteDesigns 0 Year	$13.09	$13.94	$10.02	$8.30	$10.94
EliteDesigns 5 Year	$13.21	$14.03	$10.08	$8.45	$11.01
EliteDesigns II	$12.38	$10.99	$10.04	$10.18	$9.78

Mutual funds, at cost	$60,852	$214,914	$2,079,302	$77,219	$45,867
Mutual fund shares	3,935	6,551	132,060	6,622	4,012

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Ibbotson Balanced ETF Asset Allocation	Ibbotson Conservative ETF Asset Allocation	Ibbotson Growth ETF Asset Allocation	Ibbotson Income and Growth ETF Asset Allocation	Invesco V.I. American Value
Assets:
Mutual funds, at market value	$746,908	$902,993	$403,935	$94,891	$733,209
Investment income receivable	-	-	-	-	-
Net assets	$746,908	$902,993	$403,935	$94,891	$733,209

Units outstanding:
EliteDesigns 0 Year	8,519	10,131	10,209	3,608	34,315
EliteDesigns 5 Year	808	-	-	-	-
EliteDesigns II	67,509	87,285	30,032	6,298	32,067
Total units	76,836	97,416	40,241	9,906	66,382

Unit value:
EliteDesigns 0 Year	$10.39	$9.40	$10.83	$9.87	$12.21
EliteDesigns 5 Year	$10.45	$9.46	$10.89	$9.93	$12.33
EliteDesigns II	$9.63	$9.25	$9.77	$9.42	$9.79

Mutual funds, at cost	$805,505	$949,815	$424,242	$102,198	$907,891
Mutual fund shares	69,674	84,629	38,360	8,977	47,152

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Invesco V.I. Balanced-Risk Allocation	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity
Assets:
Mutual funds, at market value	$7,756	$1,129	$8,238	$673,219	$12,925
Investment income receivable	-	-	-	-	-
Net assets	$7,756	$1,129	$8,238	$673,219	$12,925

Units outstanding:
EliteDesigns 0 Year	-	88	700	25,357	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	848	-	-	36,884	1,329
Total units	848	88	700	62,241	1,329

Unit value:
EliteDesigns 0 Year	$9.30	$12.87	$11.76	$11.85	$9.83
EliteDesigns 5 Year	$9.33	$12.99	$11.87	$11.97	$9.92
EliteDesigns II	$9.14	$10.08	$9.93	$10.11	$9.73

Mutual funds, at cost	$9,088	$1,213	$9,772	$739,732	$14,082
Mutual fund shares	769	64	247	41,660	1,548

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities	Invesco V.I. Growth and Income	Invesco V.I. High Yield
Assets:
Mutual funds, at market value	$416,346	$308,593	$122,238	$34,112	$2,382,994
Investment income receivable	-	-	-	-	-
Net assets	$416,346	$308,593	$122,238	$34,112	$2,382,994

Units outstanding:
EliteDesigns 0 Year	15,201	24,398	11,558	1,846	1,996
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	13,069	3,242	1,427	1,031	258,414
Total units	28,270	27,640	12,985	2,877	260,410

Unit value:
EliteDesigns 0 Year	$16.76	$11.33	$9.42	$12.72	$10.13
EliteDesigns 5 Year	$16.92	$11.44	$9.51	$12.85	$10.22
EliteDesigns II	$12.36	$9.80	$9.28	$10.30	$9.17

Mutual funds, at cost	$412,185	$321,075	$125,006	$39,733	$2,370,009
Mutual fund shares	13,584	19,396	10,704	1,743	473,756

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index
Assets:
Mutual funds, at market value	$226,011	$110,822	$87,258	$12,030	$5,206,143
Investment income receivable	-	-	-	-	-
Net assets	$226,011	$110,822	$87,258	$12,030	$5,206,143

Units outstanding:
EliteDesigns 0 Year	19,011	8,518	5,553	589	117,088
EliteDesigns 5 Year	-	-	2,295	-	-
EliteDesigns II	4,724	355	-	453	318,962
Total units	23,735	8,873	7,848	1,042	436,050

Unit value:
EliteDesigns 0 Year	$9.46	$12.58	$11.06	$11.89	$13.74
EliteDesigns 5 Year	$9.64	$12.70	$11.26	$12.00	$13.82
EliteDesigns II	$9.84	$10.34	$9.73	$11.09	$11.28

Mutual funds, at cost	$241,989	$151,500	$98,313	$13,245	$5,402,612
Mutual fund shares	6,841	9,842	7,326	2,257	315,715

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Invesco V.I. Small Cap Equity	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced	Ivy Funds VIP Core Equity	Ivy Funds VIP Dividend Opportunities
Assets:
Mutual funds, at market value	$50,353	$161,441	$227,127	$96,544	$61,204
Investment income receivable	-	-	-	-	-
Net assets	$50,353	$161,441	$227,127	$96,544	$61,204

Units outstanding:
EliteDesigns 0 Year	2,794	5,866	10,326	5,901	5,148
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,945	11,644	9,575	1,433	-
Total units	4,739	17,510	19,901	7,334	5,148

Unit value:
EliteDesigns 0 Year	$11.27	$9.71	$12.27	$13.66	$11.88
EliteDesigns 5 Year	$11.37	$9.80	$12.38	$13.79	$12.00
EliteDesigns II	$9.70	$8.98	$10.51	$11.13	$10.73

Mutual funds, at cost	$61,140	$213,500	$238,058	$112,803	$63,836
Mutual fund shares	2,969	19,442	25,929	8,216	7,830

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Ivy Funds VIP Energy	Ivy Funds VIP Global Bond	Ivy Funds VIP Global Growth(c)	Ivy Funds VIP Global Natural Resources	Ivy Funds VIP Growth
Assets:
Mutual funds, at market value	$93,225	$103,147	$27,716	$14,192	$277,819
Investment income receivable	-	-	-	-	-
Net assets	$93,225	$103,147	$27,716	$14,192	$277,819

Units outstanding:
EliteDesigns 0 Year	11,177	11,312	1,026	2,398	17,549
EliteDesigns 5 Year	-	-	1,458	-	-
EliteDesigns II	3,605	216	-	-	1,019
Total units	14,782	11,528	2,484	2,398	18,568

Unit value:
EliteDesigns 0 Year	$6.14	$8.95	$11.10	$5.92	$15.10
EliteDesigns 5 Year	$6.20	$9.04	$11.20	$5.94	$15.24
EliteDesigns II	$6.82	$8.95	$10.55	$5.82	$12.69

Mutual funds, at cost	$122,168	$112,302	$30,474	$19,433	$287,983
Mutual fund shares	18,496	21,779	3,194	3,874	24,332

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Ivy Funds VIP High Income	Ivy Funds VIP International Core Equity	Ivy Funds VIP Limited-Term Bond	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Real Estate Securities
Assets:
Mutual funds, at market value	$515,550	$631,974	$259,509	$91,317	$186,818
Investment income receivable	-	-	-	-	-
Net assets	$515,550	$631,974	$259,509	$91,317	$186,818

Units outstanding:
EliteDesigns 0 Year	20,832	63,560	27,873	7,097	2,067
EliteDesigns 5 Year	3,324	-	-	-	-
EliteDesigns II	28,743	-	407	895	13,914
Total units	52,899	63,560	28,280	7,992	15,981

Unit value:
EliteDesigns 0 Year	$10.67	$9.94	$9.16	$11.59	$13.64
EliteDesigns 5 Year	$10.77	$10.04	$9.25	$11.70	$13.77
EliteDesigns II	$8.96	$10.31	$9.17	$10.17	$11.40

Mutual funds, at cost	$564,668	$704,351	$263,533	$101,405	$196,276
Mutual fund shares	153,836	40,702	53,296	9,692	20,807

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth	Ivy Funds VIP Small Cap Value	Ivy Funds VIP Value	Janus Aspen Enterprise
Assets:
Mutual funds, at market value	$186,998	$140,675	$133,989	$195,215	$292,631
Investment income receivable	-	-	-	-	-
Net assets	$186,998	$140,675	$133,989	$195,215	$292,631

Units outstanding:
EliteDesigns 0 Year	7,020	4,651	11,989	15,415	9,946
EliteDesigns 5 Year	-	-	-	-	3,839
EliteDesigns II	7,840	8,366	-	-	8,522
Total units	14,860	13,017	11,989	15,415	22,307

Unit value:
EliteDesigns 0 Year	$14.38	$10.75	$11.17	$12.66	$14.03
EliteDesigns 5 Year	$14.52	$10.85	$11.28	$12.78	$14.16
EliteDesigns II	$10.97	$10.84	$9.89	$10.56	$11.58

Mutual funds, at cost	$202,085	$154,863	$148,869	$223,953	$291,916
Mutual fund shares	8,146	13,265	8,559	31,731	5,353

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Janus Aspen Forty	Janus Aspen Janus Portfolio	Janus Aspen Overseas	Janus Aspen Perkins Mid Cap Value	JPMorgan Insurance Trust Core Bond Portfolio
Assets:
Mutual funds, at market value	$79,022	$29,643	$97,259	$310,988	$76,806
Investment income receivable	-	-	-	-	-
Net assets	$79,022	$29,643	$97,259	$310,988	$76,806

Units outstanding:
EliteDesigns 0 Year	585	1,081	6,071	27,713	34
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	5,591	1,205	7,592	-	8,081
Total units	6,176	2,286	13,663	27,713	8,115

Unit value:
EliteDesigns 0 Year	$15.23	$14.10	$5.94	$11.22	$9.35
EliteDesigns 5 Year	$15.37	$14.24	$5.99	$11.33	$9.40
EliteDesigns II	$12.54	$11.93	$8.06	$10.04	$9.47

Mutual funds, at cost	$80,956	$35,282	$110,217	$345,508	$77,089
Mutual fund shares	2,253	980	3,494	19,633	7,105

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	JPMorgan Insurance Trust Intrepid MidCap Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio	JPMorgan Insurance Trust US Equity Portfolio	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Calibrated Dividend Growth VC
Assets:
Mutual funds, at market value	$63,541	$83,769	$108,976	$5,188,378	$6,540
Investment income receivable	-	-	-	-	-
Net assets	$63,541	$83,769	$108,976	$5,188,378	$6,540

Units outstanding:
EliteDesigns 0 Year	1,571	3,924	7,647	26,847	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	3,786	2,946	-	511,032	612
Total units	5,357	6,870	7,647	537,879	612

Unit value:
EliteDesigns 0 Year	$13.97	$13.48	$14.25	$10.66	$12.58
EliteDesigns 5 Year	$14.05	$13.56	$14.33	$10.76	$12.70
EliteDesigns II	$10.99	$10.47	$11.53	$9.59	$10.69

Mutual funds, at cost	$73,941	$92,736	$109,001	$5,269,950	$7,460
Mutual fund shares	3,282	4,110	4,319	465,743	481

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Lord Abbett Series Developing Growth VC	Lord Abbett Series Growth and Income VC	Lord Abbett Series Growth Opportunities VC	Lord Abbett Series Mid Cap Stock VC	Lord Abbett Series Total Return VC
Assets:
Mutual funds, at market value	$171,562	$7,494	$4,578	$19,455	$187,440
Investment income receivable	-	-	-	-	-
Net assets	$171,562	$7,494	$4,578	$19,455	$187,440

Units outstanding:
EliteDesigns 0 Year	5,821	625	307	1,623	17,630
EliteDesigns 5 Year	2,887	-	-	-	-
EliteDesigns II	6,274	-	81	-	866
Total units	14,982	625	388	1,623	18,496

Unit value:
EliteDesigns 0 Year	$12.47	$12.00	$11.99	$11.99	$10.17
EliteDesigns 5 Year	$12.59	$12.11	$12.11	$12.10	$10.27
EliteDesigns II	$9.99	$10.36	$11.08	$10.48	$9.54

Mutual funds, at cost	$187,569	$5,840	$5,133	$21,701	$194,555
Mutual fund shares	7,704	233	385	836	11,535

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Lord Abbett Series Value Opportunities VC	MFS VIT Emerging Markets Equity	MFS VIT Global Tactical Allocation	MFS VIT High Yield	MFS VIT II Research International(c)
Assets:
Mutual funds, at market value	$19,918	$84,254	$10,069	$3,155,686	$109,514
Investment income receivable	-	-	-	-	-
Net assets	$19,918	$84,254	$10,069	$3,155,686	$109,514

Units outstanding:
EliteDesigns 0 Year	1,621	6,931	-	8,084	11,535
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	4,777	1,094	337,832	566
Total units	1,621	11,708	1,094	345,916	12,101

Unit value:
EliteDesigns 0 Year	$12.29	$6.97	$9.37	$9.37	$9.06
EliteDesigns 5 Year	$12.41	$7.01	$9.40	$9.43	$9.14
EliteDesigns II	$10.66	$7.54	$9.21	$9.12	$8.91

Mutual funds, at cost	$22,952	$96,666	$11,115	$3,156,088	$122,521
Mutual fund shares	1,077	7,378	684	587,651	8,005

(c)  Name change.  See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	MFS VIT International Value	MFS VIT New Discovery	MFS VIT Research	MFS VIT Total Return	MFS VIT Total Return Bond(c)
Assets:
Mutual funds, at market value	$353,938	$43,406	$61,297	$151,185	$222,791
Investment income receivable	-	-	-	-	-
Net assets	$353,938	$43,406	$61,297	$151,185	$222,791

Units outstanding:
EliteDesigns 0 Year	27,850	1,989	4,489	9,897	22,526
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	7,976	2,406	-	3,396	-
Total units	35,826	4,395	4,489	13,293	22,526

Unit value:
EliteDesigns 0 Year	$9.92	$10.56	$13.68	$11.75	$9.91
EliteDesigns 5 Year	$9.95	$10.67	$13.81	$11.86	$10.00
EliteDesigns II	$9.75	$9.27	$10.91	$10.27	$9.50

Mutual funds, at cost	$356,693	$50,671	$62,940	$161,624	$231,177
Mutual fund shares	15,994	3,004	2,320	6,792	17,433

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Debt	Morgan Stanley UIF Emerging Markets Equity	Neuberger Berman AMT Guardian	Neuberger Berman AMT Socially Responsive
Assets:
Mutual funds, at market value	$372,365	$287,946	$217,149	$51,029	$22,242
Investment income receivable	-	-	-	-	-
Net assets	$372,365	$287,946	$217,149	$51,029	$22,242

Units outstanding:
EliteDesigns 0 Year	13,065	34,382	9,028	-	673
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	25,184	-	18,775	4,832	1,246
Total units	38,249	34,382	27,803	4,832	1,919

Unit value:
EliteDesigns 0 Year	$10.94	$8.37	$7.67	$11.80	$12.72
EliteDesigns 5 Year	$11.05	$8.42	$7.72	$12.01	$12.84
EliteDesigns II	$9.11	$9.13	$7.89	$10.56	$10.98

Mutual funds, at cost	$479,607	$319,716	$245,013	$66,166	$21,405
Mutual fund shares	14,806	38,912	17,583	3,056	1,033

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer International Growth Fund/VA	Oppenheimer Main Street Small Cap Fund/VA	PIMCO VIT All Asset
Assets:
Mutual funds, at market value	$294,464	$49,647	$596,911	$427,472	$151,598
Investment income receivable	-	-	-	-	-
Net assets	$294,464	$49,647	$596,911	$427,472	$151,598

Units outstanding:
EliteDesigns 0 Year	4,128	3,192	47,851	31,128	13,923
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	23,152	2,181	7,549	3,546	3,547
Total units	27,280	5,373	55,400	34,674	17,470

Unit value:
EliteDesigns 0 Year	$11.84	$9.36	$10.95	$12.53	$8.76
EliteDesigns 5 Year	$11.96	$9.45	$11.06	$12.76	$8.84
EliteDesigns II	$10.61	$9.07	$9.62	$10.56	$8.36

Mutual funds, at cost	$320,738	$51,229	$682,195	$517,772	$178,774
Mutual fund shares	7,834	9,929	260,660	20,307	16,496
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	PIMCO VIT CommodityRealReturn Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (Unhedged)	PIMCO VIT Global Bond (Unhedged)	PIMCO VIT High Yield
Assets:
Mutual funds, at market value	$33,011	$378,713	$25,570	$10,716	$257,019
Investment income receivable	-	-	-	-	-
Net assets	$33,011	$378,713	$25,570	$10,716	$257,019

Units outstanding:
EliteDesigns 0 Year	8,358	35,766	3,070	963	10,838
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	3,808	-	-	9,207
Total units	8,358	39,574	3,070	963	20,045

Unit value:
EliteDesigns 0 Year	$3.96	$9.64	$8.32	$11.13	$15.73
EliteDesigns 5 Year	$3.99	$9.73	$8.40	$11.29	$15.95
EliteDesigns II	$5.26	$8.93	$8.50	$8.74	$9.40

Mutual funds, at cost	$49,528	$419,082	$27,521	$11,997	$273,735
Mutual fund shares	4,723	32,369	2,661	952	35,402
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	PIMCO VIT Low Duration Administrative Class(e)	PIMCO VIT Low Duration Advisor Class	PIMCO VIT Real Return Advisor Class	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative Class(e)
Assets:
Mutual funds, at market value	$30,478	$1,251,062	$592,731	$2,098,031	$8,470
Investment income receivable	-	-	-	-	-
Net assets	$30,478	$1,251,062	$592,731	$2,098,031	$8,470

Units outstanding:
EliteDesigns 0 Year	3,017	91,448	60,474	129,121	705
EliteDesigns 5 Year	-	5,606	1,281	-	-
EliteDesigns II	-	40,791	3,231	99,492	-
Total units	3,017	137,845	64,986	228,613	705

Unit value:
EliteDesigns 0 Year	$10.11	$9.04	$9.14	$9.20	$12.03
EliteDesigns 5 Year	$10.30	$9.12	$9.22	$9.26	$12.25
EliteDesigns II	$-	$9.15	$8.80	$9.15	$-

Mutual funds, at cost	$30,638	$1,284,954	$649,532	$2,096,638	$8,740
Mutual fund shares	2,973	122,055	49,684	204,287	801

(e)  Closed to new investments.  See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	PIMCO VIT Total Return Advisor Class	Pioneer Bond VCT	Pioneer Emerging Markets VCT	Pioneer Equity Income VCT	Pioneer High Yield VCT
Assets:
Mutual funds, at market value	$2,684,227	$398,406	$95,115	$49,373	$18,755
Investment income receivable	-	-	-	-	-
Net assets	$2,684,227	$398,406	$95,115	$49,373	$18,755

Units outstanding:
EliteDesigns 0 Year	82,573	39,952	14,472	3,710	642
EliteDesigns 5 Year	6,578	-	-	-	-
EliteDesigns II	192,370	1,488	-	-	1,399
Total units	281,521	41,440	14,472	3,710	2,041

Unit value:
EliteDesigns 0 Year	$9.75	$9.62	$6.58	$13.30	$9.67
EliteDesigns 5 Year	$9.84	$9.68	$6.62	$13.38	$9.73
EliteDesigns II	$9.42	$9.62	$7.30	$10.96	$8.95

Mutual funds, at cost	$2,817,397	$412,512	$152,281	$44,982	$19,703
Mutual fund shares	253,708	36,719	6,324	1,743	2,209
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Pioneer Real Estate Shares VCT	Pioneer Strategic Income VCT	Power Income VIT	Probabilities Fund	Putnam VT Absolute Return 500
Assets:
Mutual funds, at market value	$74,342	$143,934	$264,900	$8,531,843	$1,569,486
Investment income receivable	-	-	-	-	-
Net assets	$74,342	$143,934	$264,900	$8,531,843	$1,569,486

Units outstanding:
EliteDesigns 0 Year	-	9,571	20,114	277,174	95,926
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	6,568	5,937	9,319	659,962	67,893
Total units	6,568	15,508	29,433	937,136	163,819

Unit value:
EliteDesigns 0 Year	$12.63	$9.30	$9.09	$9.41	$9.73
EliteDesigns 5 Year	$12.71	$9.35	$9.15	$9.46	$9.79
EliteDesigns II	$11.32	$9.26	$8.80	$8.98	$9.36

Mutual funds, at cost	$73,594	$151,982	$285,641	$9,415,793	$1,589,086
Mutual fund shares	3,803	14,747	28,241	937,565	151,788
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Putnam VT Diversified Income	Putnam VT Equity Income	Putnam VT Global Asset Allocation	Putnam VT Growth Opportunities	Putnam VT High Yield
Assets:
Mutual funds, at market value	$159,929	$745,296	$109,332	$73,283	$144,369
Investment income receivable	-	-	-	-	-
Net assets	$159,929	$745,296	$109,332	$73,283	$144,369

Units outstanding:
EliteDesigns 0 Year	12,796	39,274	-	5,080	14,952
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	4,163	20,950	10,288	-	504
Total units	16,959	60,224	10,288	5,080	15,456

Unit value:
EliteDesigns 0 Year	$9.53	$13.27	$11.96	$14.42	$9.35
EliteDesigns 5 Year	$9.58	$13.35	$12.03	$14.51	$9.40
EliteDesigns II	$9.14	$10.70	$10.63	$11.98	$9.00

Mutual funds, at cost	$173,028	$740,390	$113,196	$75,015	$152,548
Mutual fund shares	25,712	34,585	6,353	9,115	24,223
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Putnam VT Income	Putnam VT Investors	Rydex VIF Banking	Rydex VIF Basic Materials	Rydex VIF Biotechnology
Assets:
Mutual funds, at market value	$186,431	$114,137	$90,753	$55,678	$352,721
Investment income receivable	-	-	-	-	-
Net assets	$186,431	$114,137	$90,753	$55,678	$352,721

Units outstanding:
EliteDesigns 0 Year	19,327	7,171	16,972	7,029	4,822
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	1,342	1,960	-	15,263
Total units	19,327	8,513	18,932	7,029	20,085

Unit value:
EliteDesigns 0 Year	$9.63	$13.82	$4.25	$7.91	$28.07
EliteDesigns 5 Year	$9.68	$13.90	$4.32	$8.06	$28.58
EliteDesigns II	$9.64	$11.23	$9.67	$8.07	$14.24

Mutual funds, at cost	$198,186	$113,340	$103,823	$70,016	$373,458
Mutual fund shares	16,675	6,822	8,024	3,182	4,239
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Rydex VIF Commodities Strategy	Rydex VIF Consumer Products	Rydex VIF Dow 2x Strategy	Rydex VIF Electronics	Rydex VIF Energy
Assets:
Mutual funds, at market value	$43,027	$275,675	$90,445	$32,512	$99,253
Investment income receivable	-	-	-	-	-
Net assets	$43,027	$275,675	$90,445	$32,512	$99,253

Units outstanding:
EliteDesigns 0 Year	15,820	14,809	7,632	1,932	9,373
EliteDesigns 5 Year	-	476	-	-	-
EliteDesigns II	926	2,220	-	1,163	7,439
Total units	16,746	17,505	7,632	3,095	16,812

Unit value:
EliteDesigns 0 Year	$2.50	$16.44	$11.88	$9.32	$6.18
EliteDesigns 5 Year	$2.55	$16.74	$12.10	$9.49	$6.30
EliteDesigns II	$3.83	$11.27	$11.58	$12.47	$5.55

Mutual funds, at cost	$61,994	$273,918	$106,661	$32,006	$155,108
Mutual fund shares	9,077	4,479	1,074	663	6,462

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Rydex VIF Energy Services	Rydex VIF Europe 1.25x Strategy	Rydex VIF Financial Services	Rydex VIF Government Long Bond 1.2x Strategy	Rydex VIF Health Care
Assets:
Mutual funds, at market value	$30,169	$4,934	$272,865	$428,879	$716,594
Investment income receivable	-	-	-	-	-
Net assets	$30,169	$4,934	$272,865	$428,879	$716,594

Units outstanding:
EliteDesigns 0 Year	2,967	1,048	42,104	12,283	24,654
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	3,309	-	1,883	24,437	22,411
Total units	6,276	1,048	43,987	36,720	47,065

Unit value:
EliteDesigns 0 Year	$5.07	$4.70	$6.01	$13.52	$17.15
EliteDesigns 5 Year	$5.16	$4.78	$6.12	$13.77	$17.46
EliteDesigns II	$4.57	$8.55	$10.27	$10.79	$13.10

Mutual funds, at cost	$50,242	$5,396	$286,184	$460,131	$758,569
Mutual fund shares	3,120	335	12,703	14,426	11,852

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Rydex VIF High Yield Strategy(a)	Rydex VIF Internet	Rydex VIF Inverse Government Long Bond Strategy	Rydex VIF Inverse Mid‑Cap Strategy	Rydex VIF Inverse NASDAQ‑100 Strategy
Assets:
Mutual funds, at market value	$1,828,612	$141,153	$130,180	$27,280	$35,717
Investment income receivable	-	-	-	-	-
Net assets	$1,828,612	$141,153	$130,180	$27,280	$35,717

Units outstanding:
EliteDesigns 0 Year	-	4,342	46,471	11,992	18,785
EliteDesigns 5 Year	-	497	-	-	-
EliteDesigns II	185,563	5,576	-	-	550
Total units	185,563	10,415	46,471	11,992	19,335

Unit value:
EliteDesigns 0 Year	$9.87	$15.10	$2.81	$2.28	$1.75
EliteDesigns 5 Year	$9.87	$15.37	$2.86	$2.32	$1.78
EliteDesigns II	$9.86	$12.19	$6.92	$7.01	$5.33

Mutual funds, at cost	$1,825,695	$140,884	$134,427	$27,305	$36,193
Mutual fund shares	72,940	7,997	3,645	839	1,644

(a)  New subaccount.  See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Rydex VIF Inverse S&P 500 Strategy	Rydex VIF Japan 2x Strategy	Rydex VIF Leisure	Rydex VIF Mid‑Cap 1.5x Strategy	Rydex VIF NASDAQ‑100
Assets:
Mutual funds, at market value	$2,128,017	$822	$116,487	$570,193	$2,336,160
Investment income receivable	-	-	-	-	-
Net assets	$2,128,017	$822	$116,487	$570,193	$2,336,160

Units outstanding:
EliteDesigns 0 Year	9,615	103	9,694	25,682	39,002
EliteDesigns 5 Year	-	-	-	-	459
EliteDesigns II	322,622	-	-	22,388	123,893
Total units	332,237	103	9,694	48,070	163,354

Unit value:
EliteDesigns 0 Year	$2.83	$7.97	$12.06	$12.77	$17.60
EliteDesigns 5 Year	$2.88	$8.11	$12.27	$13.00	$17.92
EliteDesigns II	$6.52	$9.05	$11.04	$10.84	$13.25

Mutual funds, at cost	$2,162,351	$863	$120,493	$590,530	$2,335,452
Mutual fund shares	133,418	80	1,524	18,322	68,389

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Rydex VIF NASDAQ‑100 2x Strategy	Rydex VIF Nova	Rydex VIF Precious Metals	Rydex VIF Real Estate	Rydex VIF Retailing
Assets:
Mutual funds, at market value	$1,392,387	$284,652	$119,090	$1,423,006	$56,693
Investment income receivable	-	-	-	-	-
Net assets	$1,392,387	$284,652	$119,090	$1,423,006	$56,693

Units outstanding:
EliteDesigns 0 Year	33,370	15,703	10,293	160,174	2,840
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	27,068	8,507	18,658	16,372	1,794
Total units	60,438	24,210	28,951	176,546	4,634

Unit value:
EliteDesigns 0 Year	$26.34	$11.51	$2.64	$7.86	$13.36
EliteDesigns 5 Year	$26.81	$11.71	$2.69	$8.00	$13.61
EliteDesigns II	$18.97	$12.20	$4.92	$10.03	$10.45

Mutual funds, at cost	$1,435,005	$290,809	$189,179	$1,425,643	$61,990
Mutual fund shares	36,007	1,839	6,635	41,247	3,241

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Rydex VIF Russell 2000 1.5x Strategy	Rydex VIF Russell 2000 2x Strategy	Rydex VIF S&P 500 2x Strategy	Rydex VIF S&P 500 Pure Growth	Rydex VIF S&P 500 Pure Value
Assets:
Mutual funds, at market value	$15,627	$50,946	$780,239	$1,816,464	$103,112
Investment income receivable	-	-	-	-	-
Net assets	$15,627	$50,946	$780,239	$1,816,464	$103,112

Units outstanding:
EliteDesigns 0 Year	1,189	5,235	52,135	33,820	4,703
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	409	1,109	15,752	112,248	4,771
Total units	1,598	6,344	67,887	146,068	9,474

Unit value:
EliteDesigns 0 Year	$9.71	$7.58	$10.98	$15.13	$11.23
EliteDesigns 5 Year	$9.89	$7.72	$11.18	$15.40	$11.44
EliteDesigns II	$9.94	$10.12	$13.29	$11.64	$10.45

Mutual funds, at cost	$17,876	$56,267	$797,411	$1,853,192	$117,944
Mutual fund shares	318	365	4,723	41,548	1,030

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VIF S&P MidCap 400 Pure Value	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VIF Strengthening Dollar 2x Strategy
Assets:
Mutual funds, at market value	$460,190	$131,931	$407,302	$58,660	$7,636
Investment income receivable	-	-	-	-	-
Net assets	$460,190	$131,931	$407,302	$58,660	$7,636

Units outstanding:
EliteDesigns 0 Year	19,289	13,132	14,827	5,673	1,176
EliteDesigns 5 Year	471	-	558	-	-
EliteDesigns II	14,443	-	20,011	790	-
Total units	34,203	13,132	35,396	6,463	1,176

Unit value:
EliteDesigns 0 Year	$15.82	$10.04	$13.00	$9.10	$6.49
EliteDesigns 5 Year	$16.11	$10.23	$13.24	$9.26	$6.61
EliteDesigns II	$10.23	$9.34	$10.35	$8.90	$11.39

Mutual funds, at cost	$512,643	$165,824	$433,314	$63,800	$7,356
Mutual fund shares	14,278	1,560	9,698	559	176

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Rydex VIF Technology	Rydex VIF Telecommunications	Rydex VIF Transportation	Rydex VIF U.S. Government Money Market(d)	Rydex VIF Utilities
Assets:
Mutual funds, at market value	$474,558	$52,890	$85,877	$31,672,345	$57,074
Investment income receivable	-	-	-	-	-
Net assets	$474,558	$52,890	$85,877	$31,672,345	$57,074

Units outstanding:
EliteDesigns 0 Year	39,101	3,818	6,486	1,994,315	4,596
EliteDesigns 5 Year	-	-	-	878	-
EliteDesigns II	2,153	3,052	1,043	1,829,938	666
Total units	41,254	6,870	7,529	3,825,131	5,262

Unit value:
EliteDesigns 0 Year	$11.49	$6.40	$11.47	$7.69	$10.96
EliteDesigns 5 Year	$11.70	$6.51	$11.68	$7.83	$11.16
EliteDesigns II	$11.68	$9.30	$11.00	$8.95	$10.05

Mutual funds, at cost	$476,364	$58,106	$99,334	$31,672,345	$58,352
Mutual fund shares	6,620	1,086	3,406	31,672,345	2,498

(d)  Liquidation.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Rydex VIF Weakening Dollar 2x Strategy	SEI VP Balanced Strategy	SEI VP Conservative Strategy	SEI VP Defensive Strategy	SEI VP Market Plus Strategy
Assets:
Mutual funds, at market value	$25,418	$259,110	$44,826	$164,148	$64,718
Investment income receivable	-	-	-	-	-
Net assets	$25,418	$259,110	$44,826	$164,148	$64,718

Units outstanding:
EliteDesigns 0 Year	5,258	4,360	1,656	-	6,948
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	24,003	3,110	17,703	-
Total units	5,258	28,363	4,766	17,703	6,948

Unit value:
EliteDesigns 0 Year	$4.84	$9.27	$9.51	$9.43	$9.31
EliteDesigns 5 Year	$4.93	$9.30	$9.54	$9.46	$9.34
EliteDesigns II	$6.21	$9.11	$9.35	$9.27	$9.16

Mutual funds, at cost	$28,321	$280,109	$46,495	$168,448	$71,085
Mutual fund shares	1,643	26,603	4,496	16,631	6,557
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond	Templeton Developing Markets VIP Fund
Assets:
Mutual funds, at market value	$2,368,088	$805,694	$1,937,464	$324,277	$270,485
Investment income receivable	-	-	-	-	-
Net assets	$2,368,088	$805,694	$1,937,464	$324,277	$270,485

Units outstanding:
EliteDesigns 0 Year	118,831	55,443	20,647	30,773	19,596
EliteDesigns 5 Year	-	-	-	-	2,595
EliteDesigns II	34,375	15,142	93,912	5,978	2,430
Total units	153,206	70,585	114,559	36,751	24,621

Unit value:
EliteDesigns 0 Year	$16.22	$11.89	$24.06	$8.79	$11.41
EliteDesigns 5 Year	$16.37	$12.00	$24.29	$8.87	$11.58
EliteDesigns II	$12.83	$9.69	$15.35	$9.02	$6.89

Mutual funds, at cost	$2,119,347	$819,869	$2,000,723	$329,703	$379,463
Mutual fund shares	105,860	30,142	51,433	67,277	42,798
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Templeton Foreign VIP Fund	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund	Third Avenue Value	Transparent Value Directional Allocation VI
Assets:
Mutual funds, at market value	$28,247	$1,183,392	$73,813	$16,425	$182,314
Investment income receivable	-	-	-	-	-
Net assets	$28,247	$1,183,392	$73,813	$16,425	$182,314

Units outstanding:
EliteDesigns 0 Year	2,082	109,596	6,663	-	2,243
EliteDesigns 5 Year	-	9,236	-	-	-
EliteDesigns II	-	8,544	336	1,820	18,136
Total units	2,082	127,376	6,999	1,820	20,379

Unit value:
EliteDesigns 0 Year	$13.58	$9.31	$10.61	$9.22	$9.07
EliteDesigns 5 Year	$13.77	$9.40	$10.71	$9.31	$9.10
EliteDesigns II	$8.55	$8.94	$9.33	$9.02	$8.93

Mutual funds, at cost	$31,853	$1,332,808	$80,567	$19,646	$190,453
Mutual fund shares	2,140	74,898	5,542	1,114	18,472

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Van Eck VIP Global Gold	Van Eck VIP Global Hard Assets	Virtus Equity Trend(c)	Virtus International Series	Virtus Multi‑Sector Fixed Income Series
Assets:
Mutual funds, at market value	$104,977	$46,644	$2,196,987	$58,654	$168,573
Investment income receivable	-	-	-	-	-
Net assets	$104,977	$46,644	$2,196,987	$58,654	$168,573

Units outstanding:
EliteDesigns 0 Year	6,396	6,741	10,707	7,389	16,389
EliteDesigns 5 Year	-	-	2,702	-	-
EliteDesigns II	12,689	3,763	226,755	-	2,154
Total units	19,085	10,504	240,164	7,389	18,543

Unit value:
EliteDesigns 0 Year	$5.09	$3.95	$9.77	$7.94	$9.07
EliteDesigns 5 Year	$5.12	$3.99	$9.83	$7.98	$9.12
EliteDesigns II	$5.71	$5.33	$9.11	$8.11	$9.25

Mutual funds, at cost	$134,521	$78,794	$2,563,723	$66,407	$182,296
Mutual fund shares	21,689	2,853	193,057	4,187	19,266

(c)  Name change.  See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Virtus Real Estate Securities Series	Virtus Small‑Cap Growth Series	Virtus Strategic Allocation Series	VY Clarion Global Real Estate Portfolio	VY Clarion Real Estate Portfolio
Assets:
Mutual funds, at market value	$239,880	$34,777	$9,405	$131,918	$61,114
Investment income receivable	-	-	-	-	-
Net assets	$239,880	$34,777	$9,405	$131,918	$61,114

Units outstanding:
EliteDesigns 0 Year	13,238	3,166	-	7,691	3,111
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	8,378	-	949	5,167	2,028
Total units	21,616	3,166	949	12,858	5,139

Unit value:
EliteDesigns 0 Year	$11.06	$10.98	$10.37	$10.52	$12.39
EliteDesigns 5 Year	$11.12	$11.02	$10.43	$10.59	$12.46
EliteDesigns II	$11.15	$10.80	$9.91	$9.86	$11.14

Mutual funds, at cost	$274,567	$39,756	$11,264	$135,439	$58,152
Mutual fund shares	10,498	1,855	762	11,199	1,727
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Wells Fargo International Equity VT(c)	Wells Fargo Omega Growth VT(c)	Wells Fargo Opportunity VT(c)	Western Asset Variable Global High Yield Bond
Assets:
Mutual funds, at market value	$39,437	$62,615	$27,033	$38,269
Investment income receivable	-	-	-	-
Net assets	$39,437	$62,615	$27,033	$38,269

Units outstanding:
EliteDesigns 0 Year	2,428	1,341	1,144	3,794
EliteDesigns 5 Year	-	-	-	-
EliteDesigns II	1,766	4,073	1,162	471
Total units	4,194	5,414	2,306	4,265

Unit value:
EliteDesigns 0 Year	$9.26	$13.07	$12.88	$8.86
EliteDesigns 5 Year	$9.35	$13.19	$13.12	$8.91
EliteDesigns II	$9.60	$11.10	$10.59	$8.62

Mutual funds, at cost	$45,032	$74,513	$26,654	$47,352
Mutual fund shares	8,148	2,778	1,079	5,712

(c) Name change. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations
Year Ended December 31, 2015

	7Twelve Balanced Portfolio	AB VPS Dynamic Asset Allocation_(c)	AB VPS Growth and Income_(c)	AB VPS Small/Mid Cap Value_(c)	Adaptive Allocation Portfolio
Investment income (loss):
Dividend distributions	$899	$256	$372	$926	$-
Expenses:
Mortality and expense risk charge	(1,609)	(132)	(254)	(1,355)	(88)
Net investment income (loss)	(710)	124	118	(429)	(88)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	678	-	28,477	-
Realized capital gain (loss) on sales of fund shares	(7,650)	70	13,855	79	(619)
Change in unrealized appreciation/depreciation on investments during the year	(13,586)	(1,223)	(14,329)	(43,001)	(818)
Net realized and unrealized capital gain (loss) on investments	(21,236)	(475)	(474)	(14,445)	(1,437)
Net increase (decrease) in net assets from operations	$(21,946)	$(351)	$(356)	$(14,874)	$(1,525)

(c) Name change. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Alger Capital Appreciation	Alger Large Cap Growth	ALPS/Alerian Energy Infrastructure	American Century VP Income & Growth	American Century VP Inflation Protection
Investment income (loss):
Dividend distributions	$-	$-	$1,323	$10,253	$143
Expenses:
Mortality and expense risk charge	(4,907)	(304)	(2,072)	(3,099)	(184)
Net investment income (loss)	(4,907)	(304)	(749)	7,154	(41)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	59,285	18,500	3,507	35,685	-
Realized capital gain (loss) on sales of fund shares	(14,247)	1,268	(19,590)	(645)	(114)
Change in unrealized appreciation/depreciation on investments during the year	(44,678)	(13,464)	(73,454)	(85,932)	(1,823)
Net realized and unrealized capital gain (loss) on investments	360	6,304	(89,537)	(50,892)	(1,937)
Net increase (decrease) in net assets from operations	$(4,547)	$6,000	$(90,286)	$(43,738)	$(1,978)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	American Century VP International	American Century VP Mid Cap Value (e)	American Century VP Value	American Funds IS Asset Allocation	American Funds IS Blue Chip Income and Growth
Investment income (loss):
Dividend distributions	$290	$4,513	$5,567	$22,152	$21,975
Expenses:
Mortality and expense risk charge	(728)	(2,058)	(1,217)	(11,370)	(2,176)
Net investment income (loss)	(438)	2,455	4,350	10,782	19,799

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	15,114	-	84,491	15,730
Realized capital gain (loss) on sales of fund shares	93	6,251	4,448	(3,737)	(6,847)
Change in unrealized appreciation/depreciation on investments during the year	(3,119)	(28,513)	(21,680)	(111,103)	(9,708)
Net realized and unrealized capital gain (loss) on investments	(3,026)	(7,148)	(17,232)	(30,349)	(825)
Net increase (decrease) in net assets from operations	$(3,464)	$(4,693)	$(12,882)	$(19,567)	$18,974

(e) Closed to new investments. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	American Funds IS Global Bond	American Funds IS Global Growth	American Funds IS Global Growth and Income	American Funds IS Global Small Capitalization	American Funds IS Growth
Investment income (loss):
Dividend distributions	$9	$13	$632	$-	$716
Expenses:
Mortality and expense risk charge	(309)	(5)	(387)	(68)	(542)
Net investment income (loss)	(300)	8	245	(68)	174

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	899	125	-	556	12,280
Realized capital gain (loss) on sales of fund shares	(402)	(10)	(6)	(161)	(300)
Change in unrealized appreciation/depreciation on investments during the year	(1,731)	(183)	(1,570)	(1,326)	(10,704)
Net realized and unrealized capital gain (loss) on investments	(1,234)	(68)	(1,576)	(931)	1,276
Net increase (decrease) in net assets from operations	$(1,534)	$(60)	$(1,331)	$(999)	$1,450

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	American Funds IS Growth-Income	American Funds IS International	American Funds IS International Growth and Income	American Funds IS Mortgage	American Funds IS New World
Investment income (loss):
Dividend distributions	$1,030	$1,686	$2,466	$320	$852
Expenses:
Mortality and expense risk charge	(536)	(615)	(407)	(83)	(847)
Net investment income (loss)	494	1,071	2,059	237	5

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	6,133	6,677	2,757	389	6,262
Realized capital gain (loss) on sales of fund shares	(195)	(3,028)	(1,201)	(143)	(1,834)
Change in unrealized appreciation/depreciation on investments during the year	(7,648)	(20,714)	(18,617)	(407)	(13,149)
Net realized and unrealized capital gain (loss) on investments	(1,710)	(17,065)	(17,061)	(161)	(8,721)
Net increase (decrease) in net assets from operations	$(1,216)	$(15,994)	$(15,002)	$76	$(8,716)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	American Funds IS U.S. Government/- AAA-Rated Securities	BlackRock Basic Value V.I.	BlackRock Capital Appreciation V.I.	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.
Investment income (loss):
Dividend distributions	$3,500	$582	$-	$5,478	$5,322
Expenses:
Mortality and expense risk charge	(2,321)	(586)	(2,227)	(2,949)	(3,551)
Net investment income (loss)	1,179	(4)	(2,227)	2,529	1,771

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	795	5,207	19,562	21,875	29,981
Realized capital gain (loss) on sales of fund shares	(2,761)	(548)	(1,548)	7,508	(10,758)
Change in unrealized appreciation/depreciation on investments during the year	(3,814)	(11,417)	(13,032)	(39,761)	(41,191)
Net realized and unrealized capital gain (loss) on investments	(5,780)	(6,758)	4,982	(10,378)	(21,968)
Net increase (decrease) in net assets from operations	$(4,601)	$(6,762)	$2,755	$(7,849)	$(20,197)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	BlackRock Global Opportunities V.I.	BlackRock High Yield V.I.	BlackRock Large Cap Core V.I.	BlackRock Large Cap Growth V.I.	Deutsche Capital Growth VIP
Investment income (loss):
Dividend distributions	$382	$131,941	$899	$107	$457
Expenses:
Mortality and expense risk charge	(487)	(36,068)	(899)	(128)	(385)
Net investment income (loss)	(105)	95,873	-	(21)	72

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	669	1,512	5,188	1,591	15,276
Realized capital gain (loss) on sales of fund shares	810	(225,987)	(101)	13	(11,523)
Change in unrealized appreciation/depreciation on investments during the year	(2,274)	(13,015)	(5,972)	(1,010)	(5,346)
Net realized and unrealized capital gain (loss) on investments	(795)	(237,490)	(885)	594	(1,593)
Net increase (decrease) in net assets from operations	$(900)	$(141,617)	$(885)	$573	$(1,521)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Deutsche Core Equity VIP	Deutsche Global Small Cap VIP	Deutsche Government & Agency Securities VIP	Deutsche High Income VIP	Deutsche Small Mid Cap Value VIP
Investment income (loss):
Dividend distributions	$974	$189	$2,085	$5,179	$-
Expenses:
Mortality and expense risk charge	(1,303)	(265)	(316)	(25,366)	(144)
Net investment income (loss)	(329)	(76)	1,769	(20,187)	(144)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	382	3,038	-	-	888
Realized capital gain (loss) on sales of fund shares	(14)	(812)	(3,461)	151,285	(8)
Change in unrealized appreciation/depreciation on investments during the year	(184)	(2,202)	1,254	10,902	(1,062)
Net realized and unrealized capital gain (loss) on investments	184	24	(2,207)	162,187	(182)
Net increase (decrease) in net assets from operations	$(145)	$(52)	$(438)	$142,000	$(326)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio
Investment income (loss):
Dividend distributions	$9,260	$17,746	$30,372	$1,702	$36,094
Expenses:
Mortality and expense risk charge	(3,129)	(5,840)	(7,102)	(3,285)	(13,016)
Net investment income (loss)	6,131	11,906	23,270	(1,583)	23,078

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2,463	27,452	-	520	80,255
Realized capital gain (loss) on sales of fund shares	(176)	(2,838)	(8,670)	(44)	(12,626)
Change in unrealized appreciation/depreciation on investments during the year	(8,561)	(27,321)	(102,543)	(1,772)	(153,360)
Net realized and unrealized capital gain (loss) on investments	(6,274)	(2,707)	(111,213)	(1,296)	(85,731)
Net increase (decrease) in net assets from operations	$(143)	$9,199	$(87,943)	$(2,879)	$(62,653)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Dimensional VA U.S. Targeted Value Portfolio	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth	Dreyfus Stock Index	Dreyfus VIF Appreciation
Investment income (loss):
Dividend distributions	$13,516	$1,279	$-	$1,402	$1,354
Expenses:
Mortality and expense risk charge	(8,432)	(1,446)	(1,111)	(711)	(426)
Net investment income (loss)	5,084	(167)	(1,111)	691	928

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	70,130	11,405	9,964	3,150	5,362
Realized capital gain (loss) on sales of fund shares	(1,590)	(3,683)	(1,556)	1,919	(6,663)
Change in unrealized appreciation/depreciation on investments during the year	(139,980)	(21,832)	(3,586)	(4,462)	(6,118)
Net realized and unrealized capital gain (loss) on investments	(71,440)	(14,110)	4,822	607	(7,419)
Net increase (decrease) in net assets from operations	$(66,356)	$(14,277)	$3,711	$1,298	$(6,491)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Dreyfus VIF International Value	Eaton Vance VT Floating-Rate Income	Eaton Vance VT Large-Cap Value	Federated Fund for U.S. Government Securities II	Federated High Income Bond II
Investment income (loss):
Dividend distributions	$460	$36,591	$166	$748	$2,562
Expenses:
Mortality and expense risk charge	(107)	(11,315)	(339)	(986)	(510)
Net investment income (loss)	353	25,276	(173)	(238)	2,052

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	14,269	-	-
Realized capital gain (loss) on sales of fund shares	(26)	(72,725)	(102)	(469)	778
Change in unrealized appreciation/depreciation on investments during the year	(1,117)	(7,072)	(14,484)	(1,309)	(2,894)
Net realized and unrealized capital gain (loss) on investments	(1,143)	(79,797)	(317)	(1,778)	(2,116)
Net increase (decrease) in net assets from operations	$(790)	$(54,521)	$(490)	$(2,016)	$(64)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Fidelity VIP Balanced	Fidelity VIP Contrafund	Fidelity VIP Disciplined Small Cap	Fidelity VIP Emerging Markets	Fidelity VIP Growth & Income
Investment income (loss):
Dividend distributions	$23,190	$11,601	$462	$784	$3,846
Expenses:
Mortality and expense risk charge	(15,496)	(9,152)	(531)	(1,295)	(2,586)
Net investment income (loss)	7,694	2,449	(69)	(511)	1,260

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	48,766	91,903	102	-	15,802
Realized capital gain (loss) on sales of fund shares	(114,164)	20,494	(7)	(7,685)	2,688
Change in unrealized appreciation/depreciation on investments during the year	(737)	(140,170)	(4,469)	(36,125)	(21,940)
Net realized and unrealized capital gain (loss) on investments	(66,135)	(27,773)	(4,374)	(43,810)	(3,450)
Net increase (decrease) in net assets from operations	$(58,441)	$(25,324)	$(4,443)	$(44,321)	$(2,190)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Fidelity VIP Growth Opportunities	Fidelity VIP High Income	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Fidelity VIP Mid Cap
Investment income (loss):
Dividend distributions	$10	$15,629	$78,358	$13,731	$1,421
Expenses:
Mortality and expense risk charge	(2,753)	(26,716)	(36,056)	(2,916)	(2,545)
Net investment income (loss)	(2,743)	(11,087)	42,302	10,815	(1,124)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	37,066	-	823	714	64,483
Realized capital gain (loss) on sales of fund shares	33,799	(248,323)	79,821	(1,776)	(2,163)
Change in unrealized appreciation/depreciation on investments during the year	(51,419)	297,592	(125,699)	(17,969)	(75,437)
Net realized and unrealized capital gain (loss) on investments	19,446	49,269	(45,055)	(19,031)	(13,117)
Net increase (decrease) in net assets from operations	$16,703	$38,182	$(2,753)	$(8,216)	$(14,241)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Fidelity VIP Overseas	Fidelity VIP Real Estate	Fidelity VIP Strategic Income	Franklin Flex Cap Growth VIP Fund	Franklin Growth and Income VIP Fund
Investment income (loss):
Dividend distributions	$1,140	$10,352	$3,705	$-	$2,907
Expenses:
Mortality and expense risk charge	(469)	(3,385)	(10,419)	(310)	(891)
Net investment income (loss)	671	6,967	(6,714)	(310)	2,016

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	101	13,747	317	11,388	1,968
Realized capital gain (loss) on sales of fund shares	3,686	(6,649)	(52,343)	(10,438)	(128)
Change in unrealized appreciation/depreciation on investments during the year	309	(9,938)	(3,919)	(7,721)	(5,519)
Net realized and unrealized capital gain (loss) on investments	4,096	(2,840)	(55,945)	(6,771)	(3,679)
Net increase (decrease) in net assets from operations	$4,767	$4,127	$(62,659)	$(7,081)	$(1,663)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Franklin High Income VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Mutual Shares VIP Fund
Investment income (loss):
Dividend distributions	$578,397	$72,053	$-	$18,720	$3,587
Expenses:
Mortality and expense risk charge	(34,987)	(25,576)	(10)	(5,959)	(1,554)
Net investment income (loss)	543,410	46,477	(10)	12,761	2,033

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	3	37,676	7,915
Realized capital gain (loss) on sales of fund shares	(813,875)	(77,784)	852	(448)	1,527
Change in unrealized appreciation/depreciation on investments during the year	(49,638)	(110,323)	(779)	(84,319)	(18,969)
Net realized and unrealized capital gain (loss) on investments	(863,513)	(188,107)	76	(47,091)	(9,527)
Net increase (decrease) in net assets from operations	$(320,103)	$(141,630)	$66	$(34,330)	$(7,494)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Franklin Rising Dividends VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund
Investment income (loss):
Dividend distributions	$10,900	$738	$-	$38,932	$3,856
Expenses:
Mortality and expense risk charge	(9,579)	(547)	(2,752)	(7,023)	(2,340)
Net investment income (loss)	1,321	191	(2,752)	31,909	1,516

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	80,665	16,965	66,677	10,339	-
Realized capital gain (loss) on sales of fund shares	78,871	(9,746)	(13,275)	(47,969)	597
Change in unrealized appreciation/depreciation on investments during the year	(175,009)	(17,351)	(75,082)	(32,099)	(1,662)
Net realized and unrealized capital gain (loss) on investments	(15,473)	(10,132)	(21,680)	(69,729)	(1,065)
Net increase (decrease) in net assets from operations	$(14,152)	$(9,941)	$(24,432)	$(37,820)	$451

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Goldman Sachs VIT Growth Opportunities	Goldman Sachs VIT High Quality Floating Rate	Goldman Sachs VIT Large Cap Value	Goldman Sachs VIT Mid Cap Value	Goldman Sachs VIT Strategic Growth
Investment income (loss):
Dividend distributions	$-	$1,506	$1,734	$883	$144
Expenses:
Mortality and expense risk charge	(281)	(1,754)	(112)	(5,157)	(729)
Net investment income (loss)	(281)	(248)	1,622	(4,274)	(585)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	4,091	-	16,993	56,401	8,178
Realized capital gain (loss) on sales of fund shares	(883)	(4,522)	(11,553)	(27,500)	1,414
Change in unrealized appreciation/depreciation on investments during the year	(4,721)	1,549	(14,226)	(110,293)	(3,260)
Net realized and unrealized capital gain (loss) on investments	(1,513)	(2,973)	(8,786)	(81,392)	6,332
Net increase (decrease) in net assets from operations	$(1,794)	$(3,221)	$(7,164)	$(85,666)	$5,747

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Goldman Sachs VIT Strategic International Equity	Guggenheim VIF All Cap Value	Guggenheim VIF CLS AdvisorOne Global Diversified Equity_(c)	Guggenheim VIF CLS AdvisorOne Global Growth_(c)	Guggenheim VIF CLS AdvisorOne Growth and Income_(c)
Investment income (loss):
Dividend distributions	$329	$1,885	$9,714	$1,927	$10,067
Expenses:
Mortality and expense risk charge	(207)	(2,445)	(3,969)	(1,030)	(4,022)
Net investment income (loss)	122	(560)	5,745	897	6,045

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	24,748	62,271	2,183	4,945
Realized capital gain (loss) on sales of fund shares	(4,324)	(2,642)	5,742	791	375
Change in unrealized appreciation/depreciation on investments during the year	7,312	(40,769)	(145,562)	(16,165)	(53,958)
Net realized and unrealized capital gain (loss) on investments	2,988	(18,663)	(77,549)	(13,191)	(48,638)
Net increase (decrease) in net assets from operations	$3,110	$(19,223)	$(71,804)	$(12,294)	$(42,593)

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity
Investment income (loss):
Dividend distributions	$43,429	$4,946	$42,659	$261	$-
Expenses:
Mortality and expense risk charge	(7,097)	(2,764)	(16,331)	(166)	(1,743)
Net investment income (loss)	36,332	2,182	26,328	95	(1,743)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2,852	6,783	8,444	3,379	-
Realized capital gain (loss) on sales of fund shares	7,693	28,311	84,804	(54)	378
Change in unrealized appreciation/depreciation on investments during the year	(32,815)	(45,842)	(39,992)	(4,367)	3,083
Net realized and unrealized capital gain (loss) on investments	(22,270)	(10,748)	53,256	(1,042)	3,461
Net increase (decrease) in net assets from operations	$14,062	$(8,566)	$79,584	$(947)	$1,718

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Guggenheim VIF Macro Opportunities	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Mid Cap Value	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Small Cap Value
Investment income (loss):
Dividend distributions	$89,992	$2,680	$314	$1,938	$-
Expenses:
Mortality and expense risk charge	(22,622)	(4,195)	(287)	(2,437)	(1,344)
Net investment income (loss)	67,370	(1,515)	27	(499)	(1,344)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	7,529	-	8,184	-	28,420
Realized capital gain (loss) on sales of fund shares	(12,185)	(33,150)	(2,060)	977	(17,711)
Change in unrealized appreciation/depreciation on investments during the year	(137,005)	(5,146)	(10,218)	95	(20,573)
Net realized and unrealized capital gain (loss) on investments	(141,661)	(38,296)	(4,094)	1,072	(9,864)
Net increase (decrease) in net assets from operations	$(74,291)	$(39,811)	$(4,067)	$573	$(11,208)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond
Investment income (loss):
Dividend distributions	$339	$216	$188	$267	$9,174
Expenses:
Mortality and expense risk charge	(107)	(365)	(120)	(411)	(12,219)
Net investment income (loss)	232	(149)	68	(144)	(3,045)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2,170	1,470	1,216	96	-
Realized capital gain (loss) on sales of fund shares	(188)	1,578	12,106	117	19,414
Change in unrealized appreciation/depreciation on investments during the year	(1,987)	(2,769)	(11,602)	(13,060)	(16,595)
Net realized and unrealized capital gain (loss) on investments	(5)	279	1,720	(12,847)	2,819
Net increase (decrease) in net assets from operations	$227	$130	$1,788	$(12,991)	$(226)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Guggenheim VIF World Equity Income	Ibbotson Aggressive Growth ETF Asset Allocation	Ibbotson Balanced ETF Asset Allocation	Ibbotson Conservative ETF Asset Allocation	Ibbotson Growth ETF Asset Allocation
Investment income (loss):
Dividend distributions	$2,410	$556	$10,880	$11,049	$5,332
Expenses:
Mortality and expense risk charge	(370)	(677)	(7,794)	(3,585)	(4,822)
Net investment income (loss)	2,040	(121)	3,086	7,464	510

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	673	20,356	22,582	6,133
Realized capital gain (loss) on sales of fund shares	1,405	19	(174)	(220)	104
Change in unrealized appreciation/depreciation on investments during the year	(3,996)	(2,533)	(52,825)	(42,617)	(24,157)
Net realized and unrealized capital gain (loss) on investments	(2,591)	(1,841)	(32,643)	(20,255)	(17,920)
Net increase (decrease) in net assets from operations	$(551)	$(1,962)	$(29,557)	$(12,791)	$(17,410)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Ibbotson Income and Growth ETF Asset Allocation	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation	Invesco V.I. Comstock	Invesco V.I. Core Equity
Investment income (loss):
Dividend distributions	$1,471	$64	$319	$21	$80
Expenses:
Mortality and expense risk charge	(1,015)	(5,738)	(50)	(42)	(33)
Net investment income (loss)	456	(5,674)	269	(21)	47

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	3,670	96,492	720	4	914
Realized capital gain (loss) on sales of fund shares	(78)	(2,078)	(6)	582	(2)
Change in unrealized appreciation/depreciation on investments during the year	(6,912)	(173,276)	(1,332)	(444)	(1,534)
Net realized and unrealized capital gain (loss) on investments	(3,320)	(78,862)	(618)	142	(622)
Net increase (decrease) in net assets from operations	$(2,864)	$(84,536)	$(349)	$121	$(575)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities
Investment income (loss):
Dividend distributions	$14,961	$142	$-	$10,683	$9,737
Expenses:
Mortality and expense risk charge	(6,572)	(198)	(3,294)	(1,985)	(1,388)
Net investment income (loss)	8,389	(56)	(3,294)	8,698	8,349

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	57,804	478	49,358	-	-
Realized capital gain (loss) on sales of fund shares	(6,281)	(3)	22,950	(8,859)	(4,651)
Change in unrealized appreciation/depreciation on investments during the year	(82,461)	(829)	(73,125)	(19,796)	(1,972)
Net realized and unrealized capital gain (loss) on investments	(30,938)	(354)	(817)	(28,655)	(6,623)
Net increase (decrease) in net assets from operations	$(22,549)	$(410)	$(4,111)	$(19,957)	$1,726

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Invesco V.I. Growth and Income	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity
Investment income (loss):
Dividend distributions	$892	$3,818	$2,695	$1,331	$94
Expenses:
Mortality and expense risk charge	(202)	(31,200)	(7,939)	(585)	(250)
Net investment income (loss)	690	(27,382)	(5,244)	746	(156)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	5,217	-	-	41,088	8,551
Realized capital gain (loss) on sales of fund shares	(614)	86,255	(17,572)	587	(4,006)
Change in unrealized appreciation/depreciation on investments during the year	(6,675)	13,039	(22,335)	(45,682)	(10,320)
Net realized and unrealized capital gain (loss) on investments	(2,072)	99,294	(39,907)	(4,007)	(5,775)
Net increase (decrease) in net assets from operations	$(1,382)	$71,912	$(45,151)	$(3,261)	$(5,931)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index	Invesco V.I. Small Cap Equity	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced
Investment income (loss):
Dividend distributions	$-	$24,690	$-	$543	$916
Expenses:
Mortality and expense risk charge	(180)	(42,767)	(202)	(1,692)	(1,050)
Net investment income (loss)	(180)	(18,077)	(202)	(1,149)	(134)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,486	146,251	6,616	26,077	13,470
Realized capital gain (loss) on sales of fund shares	4,557	1,477	444	(890)	(3,758)
Change in unrealized appreciation/depreciation on investments during the year	(4,104)	(347,045)	(10,686)	(40,438)	(12,197)
Net realized and unrealized capital gain (loss) on investments	1,939	(199,317)	(3,626)	(15,251)	(2,485)
Net increase (decrease) in net assets from operations	$1,759	$(217,394)	$(3,828)	$(16,400)	$(2,619)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Ivy Funds VIP Core Equity	Ivy Funds VIP Dividend Opportunities	Ivy Funds VIP Energy	Ivy Funds VIP Global Bond	Ivy Funds VIP Global Growth_(c)
Investment income (loss):
Dividend distributions	$394	$1,223	$60	$4,206	$118
Expenses:
Mortality and expense risk charge	(601)	(432)	(739)	(542)	(66)
Net investment income (loss)	(207)	791	(679)	3,664	52

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	18,453	10,465	545	-	1,373
Realized capital gain (loss) on sales of fund shares	(5,028)	(2,528)	(4,148)	(1,314)	(20)
Change in unrealized appreciation/depreciation on investments during the year	(16,690)	(10,726)	(23,267)	(5,290)	(2,758)
Net realized and unrealized capital gain (loss) on investments	(3,265)	(2,789)	(26,870)	(6,604)	(1,405)
Net increase (decrease) in net assets from operations	$(3,472)	$(1,998)	$(27,549)	$(2,940)	$(1,353)

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Ivy Funds VIP Global Natural Resources	Ivy Funds VIP Growth	Ivy Funds VIP High Income	Ivy Funds VIP International Core Equity	Ivy Funds VIP Limited-Term Bond
Investment income (loss):
Dividend distributions	$15	$257	$100,753	$5,986	$5,440
Expenses:
Mortality and expense risk charge	(46)	(1,077)	(17,448)	(2,245)	(1,489)
Net investment income (loss)	(31)	(820)	83,305	3,741	3,951

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	28,415	17,106	59,133	-
Realized capital gain (loss) on sales of fund shares	(28)	(32)	(126,667)	17,085	(2,253)
Change in unrealized appreciation/depreciation on investments during the year	(5,241)	(13,981)	(26,823)	(87,632)	(2,212)
Net realized and unrealized capital gain (loss) on investments	(5,269)	14,402	(136,384)	(11,414)	(4,465)
Net increase (decrease) in net assets from operations	$(5,300)	$13,582	$(53,079)	$(7,673)	$(514)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Real Estate Securities	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth	Ivy Funds VIP Small Cap Value
Investment income (loss):
Dividend distributions	$-	$1,861	$-	$-	$105
Expenses:
Mortality and expense risk charge	(528)	(2,138)	(1,915)	(719)	(563)
Net investment income (loss)	(528)	(277)	(1,915)	(719)	(458)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	8,868	17,770	13,240	8,200	9,635
Realized capital gain (loss) on sales of fund shares	2,972	1,094	(6,331)	(1,029)	(713)
Change in unrealized appreciation/depreciation on investments during the year	(18,990)	(17,887)	(17,223)	(14,936)	(16,915)
Net realized and unrealized capital gain (loss) on investments	(7,150)	977	(10,314)	(7,765)	(7,993)
Net increase (decrease) in net assets from operations	$(7,678)	$700	$(12,229)	$(8,484)	$(8,451)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Ivy Funds VIP Value	Janus Aspen Enterprise	Janus Aspen Forty	Janus Aspen Janus Portfolio	Janus Aspen Overseas
Investment income (loss):
Dividend distributions	$1,389	$1,564	$-	$431	$518
Expenses:
Mortality and expense risk charge	(892)	(2,099)	(849)	(394)	(930)
Net investment income (loss)	497	(535)	(849)	37	(412)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	23,170	32,982	30,873	18,391	3,073
Realized capital gain (loss) on sales of fund shares	(350)	(1,112)	(10,455)	(6,789)	(9,736)
Change in unrealized appreciation/depreciation on investments during the year	(32,164)	(28,255)	(2,015)	(6,872)	(9,110)
Net realized and unrealized capital gain (loss) on investments	(9,344)	3,615	18,403	4,730	(15,773)
Net increase (decrease) in net assets from operations	$(8,847)	$3,080	$17,554	$4,767	$(16,185)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Janus Aspen Perkins Mid Cap Value	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust Intrepid MidCap Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio	JPMorgan Insurance Trust US Equity Portfolio
Investment income (loss):
Dividend distributions	$3,338	$-	$664	$-	$999
Expenses:
Mortality and expense risk charge	(1,427)	(182)	(1,356)	(714)	(474)
Net investment income (loss)	1,911	(182)	(692)	(714)	525

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	31,262	-	15,586	7,592	4,715
Realized capital gain (loss) on sales of fund shares	133	(16)	(8,097)	(3,743)	20
Change in unrealized appreciation/depreciation on investments during the year	(46,897)	(283)	(14,881)	(11,345)	(4,516)
Net realized and unrealized capital gain (loss) on investments	(15,502)	(299)	(7,392)	(7,496)	219
Net increase (decrease) in net assets from operations	$(13,591)	$(481)	$(8,084)	$(8,210)	$744

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Calibrated Dividend Growth VC	Lord Abbett Series Developing Growth VC	Lord Abbett Series Fundamental Equity VC	Lord Abbett Series Growth and Income VC
Investment income (loss):
Dividend distributions	$92,030	$122	$-	$-	$94
Expenses:
Mortality and expense risk charge	(25,193)	(51)	(1,642)	(408)	(36)
Net investment income (loss)	66,837	71	(1,642)	(408)	58

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	3,044	593	1,402	3,474	404
Realized capital gain (loss) on sales of fund shares	(690,671)	(3)	1,169	(22,960)	12
Change in unrealized appreciation/depreciation on investments during the year	483,285	(920)	(18,306)	20,582	(732)
Net realized and unrealized capital gain (loss) on investments	(204,342)	(330)	(15,735)	1,096	(316)
Net increase (decrease) in net assets from operations	$(137,505)	$(259)	$(17,377)	$688	$(258)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Lord Abbett Series Growth Opportunities VC	Lord Abbett Series Mid Cap Stock VC	Lord Abbett Series Total Return VC	Lord Abbett Series Value Opportunities VC	MFS VIT Emerging Markets Equity
Investment income (loss):
Dividend distributions	$-	$119	$7,506	$14	$417
Expenses:
Mortality and expense risk charge	(445)	(96)	(1,387)	(155)	(544)
Net investment income (loss)	(445)	23	6,119	(141)	(127)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,018	1,226	443	1,210	-
Realized capital gain (loss) on sales of fund shares	(9,396)	46	(3,831)	(2,632)	(8,179)
Change in unrealized appreciation/depreciation on investments during the year	696	(2,175)	(6,683)	440	(5,525)
Net realized and unrealized capital gain (loss) on investments	(7,682)	(903)	(10,071)	(982)	(13,704)
Net increase (decrease) in net assets from operations	$(8,127)	$(880)	$(3,952)	$(1,123)	$(13,831)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	MFS VIT Global Tactical Allocation	MFS VIT High Yield	MFS VIT II MA Investors Growth Stock_(c)	MFS VIT II Research International_(c)	MFS VIT International Value
Investment income (loss):
Dividend distributions	$578	$57,270	$-	$3,747	$5,872
Expenses:
Mortality and expense risk charge	(136)	(37,246)	(44)	(455)	(2,163)
Net investment income (loss)	442	20,024	(44)	3,292	3,709

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	187	-	-	953	3,360
Realized capital gain (loss) on sales of fund shares	(84)	(147,972)	3,245	(1,531)	1,272
Change in unrealized appreciation/depreciation on investments during the year	(1,046)	(259)	(1,133)	(9,799)	1,567
Net realized and unrealized capital gain (loss) on investments	(943)	(148,231)	2,112	(10,377)	6,199
Net increase (decrease) in net assets from operations	$(501)	$(128,207)	$2,068	$(7,085)	$9,908

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	MFS VIT New Discovery	MFS VIT Research	MFS VIT Total Return	MFS VIT Total Return Bond_(c)	MFS VIT Utilities
Investment income (loss):
Dividend distributions	$-	$540	$3,895	$7,190	$19,271
Expenses:
Mortality and expense risk charge	(681)	(322)	(818)	(1,185)	(5,053)
Net investment income (loss)	(681)	218	3,077	6,005	14,218

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,812	8,885	6,163	-	33,823
Realized capital gain (loss) on sales of fund shares	(13,395)	(5,570)	202	(302)	(14,813)
Change in unrealized appreciation/depreciation on investments during the year	18,684	(7,193)	(12,585)	(9,330)	(114,170)
Net realized and unrealized capital gain (loss) on investments	7,101	(3,878)	(6,220)	(9,632)	(95,160)
Net increase (decrease) in net assets from operations	$6,420	$(3,660)	$(3,143)	$(3,627)	$(80,942)

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Morgan Stanley UIF Emerging Markets Debt	Morgan Stanley UIF Emerging Markets Equity	Neuberger Berman AMT Guardian	Neuberger Berman AMT Socially Responsive	Oppenheimer Global Fund/VA
Investment income (loss):
Dividend distributions	$15,653	$1,579	$487	$28	$3,983
Expenses:
Mortality and expense risk charge	(999)	(1,957)	(831)	(39)	(3,242)
Net investment income (loss)	14,654	(378)	(344)	(11)	741

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	16,981	781	24,534
Realized capital gain (loss) on sales of fund shares	(993)	(8,497)	(2,470)	29	(23,759)
Change in unrealized appreciation/depreciation on investments during the year	(31,302)	(27,517)	(18,445)	(795)	(25,046)
Net realized and unrealized capital gain (loss) on investments	(32,295)	(36,014)	(3,934)	15	(24,271)
Net increase (decrease) in net assets from operations	$(17,641)	$(36,392)	$(4,278)	$4	$(23,530)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer International Growth Fund/VA	Oppenheimer Main Street Small Cap Fund/VA	PIMCO VIT All Asset	PIMCO VIT Commodity- RealReturn Strategy
Investment income (loss):
Dividend distributions	$2,402	$5,655	$3,109	$5,578	$1,315
Expenses:
Mortality and expense risk charge	(4,445)	(3,676)	(2,282)	(961)	(195)
Net investment income (loss)	(2,043)	1,979	827	4,617	1,120

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	42,708	72,004	-	-
Realized capital gain (loss) on sales of fund shares	(59,436)	(2,652)	(17,567)	(5,816)	(6,224)
Change in unrealized appreciation/depreciation on investments during the year	(936)	(22,818)	(95,077)	(15,413)	(8,457)
Net realized and unrealized capital gain (loss) on investments	(60,372)	17,238	(40,640)	(21,229)	(14,681)
Net increase (decrease) in net assets from operations	$(62,415)	$19,217	$(39,813)	$(16,612)	$(13,561)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (Unhedged)	PIMCO VIT Global Bond (Unhedged)	PIMCO VIT Global Multi-Asset Managed Allocation	PIMCO VIT High Yield
Investment income (loss):
Dividend distributions	$20,463	$312	$336	$-	$122,105
Expenses:
Mortality and expense risk charge	(2,345)	(96)	(69)	(36)	(24,978)
Net investment income (loss)	18,118	216	267	(36)	97,127

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2,031	71	-	-	4,193
Realized capital gain (loss) on sales of fund shares	(27,157)	(1,009)	(2,358)	(708)	(82,803)
Change in unrealized appreciation/depreciation on investments during the year	(10,590)	(1,117)	1,116	-	(14,550)
Net realized and unrealized capital gain (loss) on investments	(35,716)	(2,055)	(1,242)	(708)	(93,160)
Net increase (decrease) in net assets from operations	$(17,598)	$(1,839)	$(975)	$(744)	$3,967

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	PIMCO VIT Low Duration Administrative Class_(e)	PIMCO VIT Low Duration Advisor Class	PIMCO VIT Real Return Administrative Class_(e)	PIMCO VIT Real Return Advisor Class	PIMCO VIT Short-Term
Investment income (loss):
Dividend distributions	$1,277	$38,143	$19	$24,898	$5,181
Expenses:
Mortality and expense risk charge	(170)	(6,118)	(31)	(3,113)	(2,396)
Net investment income (loss)	1,107	32,025	(12)	21,785	2,785

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	1,094
Realized capital gain (loss) on sales of fund shares	178	(6,537)	(863)	(16,280)	(2,345)
Change in unrealized appreciation/depreciation on investments during the year	(1,218)	(28,562)	927	(30,390)	1,410
Net realized and unrealized capital gain (loss) on investments	(1,040)	(35,099)	64	(46,670)	159
Net increase (decrease) in net assets from operations	$67	$(3,074)	$52	$(24,885)	$2,944

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	PIMCO VIT Total Return Administrative Class_(e)	PIMCO VIT Total Return Advisor Class	Pioneer Bond VCT	Pioneer Emerging Markets VCT	Pioneer Equity Income VCT
Investment income (loss):
Dividend distributions	$1,060	$123,987	$8,276	$5,019	$924
Expenses:
Mortality and expense risk charge	(129)	(21,057)	(1,866)	(516)	(226)
Net investment income (loss)	931	102,930	6,410	4,503	698

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	92	29,032	3,494	18,740	1,782
Realized capital gain (loss) on sales of fund shares	477	(26,152)	(1,174)	(7,250)	523
Change in unrealized appreciation/depreciation on investments during the year	(1,254)	(134,966)	(14,535)	(35,671)	(3,455)
Net realized and unrealized capital gain (loss) on investments	(685)	(132,086)	(12,215)	(24,181)	(1,150)
Net increase (decrease) in net assets from operations	$246	$(29,156)	$(5,805)	$(19,678)	$(452)

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Pioneer High Yield VCT	Pioneer Real Estate Shares VCT	Pioneer Strategic Income VCT	Power Income VIT	Probabilities Fund
Investment income (loss):
Dividend distributions	$8,546	$152	$3,672	$10,568	$-
Expenses:
Mortality and expense risk charge	(2,183)	(70)	(982)	(4,920)	(112,320)
Net investment income (loss)	6,363	82	2,690	5,648	(112,320)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,928	1	731	-	1,094,173
Realized capital gain (loss) on sales of fund shares	(45,370)	509	(333)	(107,246)	81,325
Change in unrealized appreciation/depreciation on investments during the year	5,449	748	(7,424)	81,763	(1,765,351)
Net realized and unrealized capital gain (loss) on investments	(37,993)	1,258	(7,026)	(25,483)	(589,853)
Net increase (decrease) in net assets from operations	$(31,630)	$1,340	$(4,336)	$(19,835)	$(702,173)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Putnam VT Absolute Return 500	Putnam VT Capital Opportunities	Putnam VT Diversified Income	Putnam VT Equity Income	Putnam VT Global Asset Allocation
Investment income (loss):
Dividend distributions	$254	$162	$11,177	$9,780	$536
Expenses:
Mortality and expense risk charge	(7,635)	(205)	(1,067)	(5,485)	(752)
Net investment income (loss)	(7,381)	(43)	10,110	4,295	(216)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	7,587	6,974	-	-	2,311
Realized capital gain (loss) on sales of fund shares	(288)	(9,467)	(3,015)	19,046	(2,796)
Change in unrealized appreciation/depreciation on investments during the year	(21,401)	-	(11,146)	(51,350)	(3,969)
Net realized and unrealized capital gain (loss) on investments	(14,102)	(2,493)	(14,161)	(32,304)	(4,454)
Net increase (decrease) in net assets from operations	$(21,483)	$(2,536)	$(4,051)	$(28,009)	$(4,670)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Putnam VT Growth Opportunities	Putnam VT High Yield	Putnam VT Income	Putnam VT Investors	Rydex VIF Banking
Investment income (loss):
Dividend distributions	$254	$49,494	$61,297	$1,609	$322
Expenses:
Mortality and expense risk charge	(261)	(2,840)	(5,207)	(828)	(1,143)
Net investment income (loss)	(7)	46,654	56,090	781	(821)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	10,860	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(2,808)	(50,716)	(43,716)	2,288	(23,904)
Change in unrealized appreciation/depreciation on investments during the year	(9,475)	(6,083)	(9,353)	(6,783)	20,382
Net realized and unrealized capital gain (loss) on investments	(1,423)	(56,799)	(53,069)	(4,495)	(3,522)
Net increase (decrease) in net assets from operations	$(1,430)	$(10,145)	$3,021	$(3,714)	$(4,343)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Rydex VIF Basic Materials	Rydex VIF Biotechnology	Rydex VIF Commodities Strategy	Rydex VIF Consumer Products	Rydex VIF Dow 2x Strategy
Investment income (loss):
Dividend distributions	$-	$-	$-	$2,938	$-
Expenses:
Mortality and expense risk charge	(479)	(6,636)	(511)	(4,882)	(2,130)
Net investment income (loss)	(479)	(6,636)	(511)	(1,944)	(2,130)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	17,620	122,556
Realized capital gain (loss) on sales of fund shares	(29,795)	(50,141)	(55,960)	(84,343)	(190,771)
Change in unrealized appreciation/depreciation on investments during the year	16,812	(24,926)	(6,032)	6,306	29,388
Net realized and unrealized capital gain (loss) on investments	(12,983)	(75,067)	(61,992)	(60,417)	(38,827)
Net increase (decrease) in net assets from operations	$(13,462)	$(81,703)	$(62,503)	$(62,361)	$(40,957)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Rydex VIF Electronics	Rydex VIF Energy	Rydex VIF Energy Services	Rydex VIF Europe 1.25x Strategy	Rydex VIF Financial Services
Investment income (loss):
Dividend distributions	$-	$731	$190	$9	$4,823
Expenses:
Mortality and expense risk charge	(1,102)	(1,466)	(1,816)	(188)	(3,726)
Net investment income (loss)	(1,102)	(735)	(1,626)	(179)	1,097

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	3,861	-	-	-
Realized capital gain (loss) on sales of fund shares	7,898	(73,062)	(56,879)	(411)	(2,802)
Change in unrealized appreciation/depreciation on investments during the year	(10,028)	2,507	6,547	(241)	(27,643)
Net realized and unrealized capital gain (loss) on investments	(2,130)	(66,694)	(50,332)	(652)	(30,445)
Net increase (decrease) in net assets from operations	$(3,232)	$(67,429)	$(51,958)	$(831)	$(29,348)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Rydex VIF Government Long Bond 1.2x Strategy	Rydex VIF Health Care	Rydex VIF High Yield Strategy_(a)	Rydex VIF Internet	Rydex VIF Inverse Dow 2x Strategy
Investment income (loss):
Dividend distributions	$3,544	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(3,632)	(11,347)	(1,104)	(726)	(2,139)
Net investment income (loss)	(88)	(11,347)	(1,104)	(726)	(2,139)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	56,484	55,854	-	8,355	-
Realized capital gain (loss) on sales of fund shares	(122,595)	(158,246)	18,711	(27,602)	123,218
Change in unrealized appreciation/depreciation on investments during the year	(36,374)	(19,122)	2,917	5,573	(609)
Net realized and unrealized capital gain (loss) on investments	(102,485)	(121,514)	21,628	(13,674)	122,609
Net increase (decrease) in net assets from operations	$(102,573)	$(132,861)	$20,524	$(14,400)	$120,470

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Rydex VIF Inverse Government Long Bond Strategy	Rydex VIF Inverse Mid-Cap Strategy	Rydex VIF Inverse NASDAQ-100 Strategy	Rydex VIF Inverse Russell 2000 Strategy	Rydex VIF Inverse S&P 500 Strategy
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(897)	(64)	(1,454)	(105)	(9,918)
Net investment income (loss)	(897)	(64)	(1,454)	(105)	(9,918)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(71,325)	181	(110,598)	(4,280)	(143,456)
Change in unrealized appreciation/depreciation on investments during the year	24,978	(25)	(499)	-	(33,388)
Net realized and unrealized capital gain (loss) on investments	(46,347)	156	(111,097)	(4,280)	(176,844)
Net increase (decrease) in net assets from operations	$(47,244)	$92	$(112,551)	$(4,385)	$(186,762)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Rydex VIF Japan 2x Strategy	Rydex VIF Leisure	Rydex VIF Mid-Cap 1.5x Strategy	Rydex VIF NASDAQ-100	Rydex VIF NASDAQ-100 2x Strategy
Investment income (loss):
Dividend distributions	$-	$339	$-	$-	$-
Expenses:
Mortality and expense risk charge	(79)	(1,387)	(2,604)	(15,793)	(8,382)
Net investment income (loss)	(79)	(1,048)	(2,604)	(15,793)	(8,382)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	57,575	11,384	49,960	190,300
Realized capital gain (loss) on sales of fund shares	(5,100)	(95,759)	(58,320)	(10,269)	(48,046)
Change in unrealized appreciation/depreciation on investments during the year	519	732	(5,783)	18,236	(10,906)
Net realized and unrealized capital gain (loss) on investments	(4,581)	(37,452)	(52,719)	57,927	131,348
Net increase (decrease) in net assets from operations	$(4,660)	$(38,500)	$(55,323)	$42,134	$122,966

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Rydex VIF Nova	Rydex VIF Precious Metals	Rydex VIF Real Estate	Rydex VIF Retailing	Rydex VIF Russell 2000 1.5x Strategy
Investment income (loss):
Dividend distributions	$-	$14,037	$41,002	$-	$-
Expenses:
Mortality and expense risk charge	(1,704)	(2,151)	(10,966)	(3,684)	(175)
Net investment income (loss)	(1,704)	11,886	30,036	(3,684)	(175)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	30,621	-
Realized capital gain (loss) on sales of fund shares	(2,119)	(103,450)	(220,885)	(18,497)	320
Change in unrealized appreciation/depreciation on investments during the year	(14,200)	(19,239)	(50,383)	(11,731)	(6,953)
Net realized and unrealized capital gain (loss) on investments	(16,319)	(122,689)	(271,268)	393	(6,633)
Net increase (decrease) in net assets from operations	$(18,023)	$(110,803)	$(241,232)	$(3,291)	$(6,808)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Rydex VIF Russell 2000 2x Strategy	Rydex VIF S&P 500 2x Strategy	Rydex VIF S&P 500 Pure Growth	Rydex VIF S&P 500 Pure Value	Rydex VIF S&P MidCap 400 Pure Growth
Investment income (loss):
Dividend distributions	$-	$-	$-	$1,241	$-
Expenses:
Mortality and expense risk charge	(1,236)	(4,204)	(7,477)	(1,548)	(3,853)
Net investment income (loss)	(1,236)	(4,204)	(7,477)	(307)	(3,853)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	28,241	66,798	59,375	22,820	38,506
Realized capital gain (loss) on sales of fund shares	(82,480)	(298,495)	(190,245)	(33,483)	(75,584)
Change in unrealized appreciation/depreciation on investments during the year	7,691	32,588	8,024	(8,096)	(14,181)
Net realized and unrealized capital gain (loss) on investments	(46,548)	(199,109)	(122,846)	(18,759)	(51,259)
Net increase (decrease) in net assets from operations	$(47,784)	$(203,313)	$(130,323)	$(19,066)	$(55,112)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Rydex VIF S&P MidCap 400 Pure Value	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VIF Strengthening Dollar 2x Strategy	Rydex VIF Technology
Investment income (loss):
Dividend distributions	$220	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(663)	(3,300)	(687)	(195)	(2,761)
Net investment income (loss)	(443)	(3,300)	(687)	(195)	(2,761)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	15,741	35,341	2,310	854	1,763
Realized capital gain (loss) on sales of fund shares	(8,670)	(44,330)	(6,915)	291	(30,836)
Change in unrealized appreciation/depreciation on investments during the year	(24,444)	(29,239)	1,419	280	(4,426)
Net realized and unrealized capital gain (loss) on investments	(17,373)	(38,228)	(3,186)	1,425	(33,499)
Net increase (decrease) in net assets from operations	$(17,816)	$(41,528)	$(3,873)	$1,230	$(36,260)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Rydex VIF Tele- communications	Rydex VIF Transportation	Rydex VIF U.S. Government Money Market_(d)	Rydex VIF Utilities	Rydex VIF Weakening Dollar 2x Strategy
Investment income (loss):
Dividend distributions	$956	$-	$11	$16,970	$-
Expenses:
Mortality and expense risk charge	(1,088)	(988)	(263,214)	(3,047)	(243)
Net investment income (loss)	(132)	(988)	(263,203)	13,923	(243)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	4,875	-	-	-
Realized capital gain (loss) on sales of fund shares	4,709	4,897	-	(160,796)	(21,198)
Change in unrealized appreciation/depreciation on investments during the year	(3,581)	(25,678)	-	(23,815)	5,809
Net realized and unrealized capital gain (loss) on investments	1,128	(15,906)	-	(184,611)	(15,389)
Net increase (decrease) in net assets from operations	$996	$(16,894)	$(263,203)	$(170,688)	$(15,632)

(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	SEI VP Balanced Strategy	SEI VP Conservative Strategy	SEI VP Defensive Strategy	SEI VP Market Growth Strategy	SEI VP Market Plus Strategy
Investment income (loss):
Dividend distributions	$3,392	$601	$1,268	$5	$592
Expenses:
Mortality and expense risk charge	(1,887)	(278)	(2,202)	(10)	(285)
Net investment income (loss)	1,505	323	(934)	(5)	307

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2,670	340	912	133	1,465
Realized capital gain (loss) on sales of fund shares	(340)	(6)	(56)	(175)	(20)
Change in unrealized appreciation/depreciation on investments during the year	(20,508)	(1,527)	(3,318)	4	(5,666)
Net realized and unrealized capital gain (loss) on investments	(18,178)	(1,193)	(2,462)	(38)	(4,221)
Net increase (decrease) in net assets from operations	$(16,673)	$(870)	$(3,396)	$(43)	$(3,914)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond	Templeton Developing Markets VIP Fund
Investment income (loss):
Dividend distributions	$-	$13,432	$-	$2,424	$7,431
Expenses:
Mortality and expense risk charge	(10,534)	(5,109)	(12,045)	(1,622)	(2,086)
Net investment income (loss)	(10,534)	8,323	(12,045)	802	5,345

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	18,173	144,878	-	47,320
Realized capital gain (loss) on sales of fund shares	67,046	1,107	71,601	(1,005)	(43,313)
Change in unrealized appreciation/depreciation on investments during the year	89,224	(94,146)	(123,130)	(1,443)	(75,050)
Net realized and unrealized capital gain (loss) on investments	156,270	(74,866)	93,349	(2,448)	(71,043)
Net increase (decrease) in net assets from operations	$145,736	$(66,543)	$81,304	$(1,646)	$(65,698)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Templeton Foreign VIP Fund	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund	Third Avenue Value	Transparent Value Directional Allocation VI
Investment income (loss):
Dividend distributions	$1,536	$90,174	$2,187	$1,827	$-
Expenses:
Mortality and expense risk charge	(188)	(5,440)	(453)	(429)	(1,854)
Net investment income (loss)	1,348	84,734	1,734	1,398	(1,854)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,569	5,857	-	-	-
Realized capital gain (loss) on sales of fund shares	(5,901)	(22,322)	958	(3,324)	907
Change in unrealized appreciation/depreciation on investments during the year	(1,192)	(130,837)	(7,758)	(3,242)	(9,843)
Net realized and unrealized capital gain (loss) on investments	(5,524)	(147,302)	(6,800)	(6,566)	(8,936)
Net increase (decrease) in net assets from operations	$(4,176)	$(62,568)	$(5,066)	$(5,168)	$(10,790)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Van Eck VIP Global Gold	Van Eck VIP Global Hard Assets	Virtus Equity Trend_(c)	Virtus International Series	Virtus Multi-Sector Fixed Income Series
Investment income (loss):
Dividend distributions	$-	$20	$-	$1,163	$7,111
Expenses:
Mortality and expense risk charge	(1,523)	(1,137)	(34,978)	(283)	(890)
Net investment income (loss)	(1,523)	(1,117)	(34,978)	880	6,221

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	562	-	-	2,109	-
Realized capital gain (loss) on sales of fund shares	(75,280)	(82,588)	(167,902)	(705)	(3,932)
Change in unrealized appreciation/depreciation on investments during the year	(6,710)	(14,014)	(96,859)	(3,649)	(6,930)
Net realized and unrealized capital gain (loss) on investments	(81,428)	(96,602)	(264,761)	(2,245)	(10,862)
Net increase (decrease) in net assets from operations	$(82,951)	$(97,719)	$(299,739)	$(1,365)	$(4,641)

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Virtus Real Estate Securities Series	Virtus Small-Cap Growth Series	Virtus Strategic Allocation Series	Voya MidCap Opportunities Portfolio	VY Clarion Global Real Estate Portfolio
Investment income (loss):
Dividend distributions	$3,093	$-	$-	$2,812	$2,812
Expenses:
Mortality and expense risk charge	(1,902)	(163)	-	(947)	(947)
Net investment income (loss)	1,191	(163)	-	1,865	1,865

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	38,930	3,765	-	-	-
Realized capital gain (loss) on sales of fund shares	(133)	(1,884)	(2)	8,815	8,815
Change in unrealized appreciation/depreciation on investments during the year	(37,096)	(2,922)	2	(11,768)	(11,768)
Net realized and unrealized capital gain (loss) on investments	1,701	(1,041)	-	(2,953)	(2,953)
Net increase (decrease) in net assets from operations	$2,892	$(1,204)	$-	$(1,088)	$(1,088)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	VY Clarion Real Estate Portfolio	Wells Fargo International Equity VT_(c)	Wells Fargo Omega Growth VT_(c)	Wells Fargo Opportunity VT_(c)	Wells Fargo Small Cap Value VT_(c)
Investment income (loss):
Dividend distributions	$369	$1,676	$-	$48	$-
Expenses:
Mortality and expense risk charge	(440)	(279)	(1,242)	(291)	(40)
Net investment income (loss)	(71)	1,397	(1,242)	(243)	(40)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	15,592	3,822	-
Realized capital gain (loss) on sales of fund shares	32,239	(87)	(26,000)	741	8,720
Change in unrealized appreciation/depreciation on investments during the year	(21,163)	(3,499)	7,427	(5,553)	(8,920)
Net realized and unrealized capital gain (loss) on investments	11,076	(3,586)	(2,981)	(990)	(200)
Net increase (decrease) in net assets from operations	$11,005	$(2,189)	$(4,223)	$(1,233)	$(240)

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

Western Asset Variable Global High Yield Bond
Investment income (loss):
Dividend distributions	$318,951
Expenses:
Mortality and expense risk charge	(25,223)
Net investment income (loss)	293,728

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-
Realized capital gain (loss) on sales of fund shares	(161,257)
Change in unrealized appreciation/depreciation on investments during the year	(40,073)
Net realized and unrealized capital gain (loss) on investments	(201,330)
Net increase (decrease) in net assets from operations	$92,398

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014
	7Twelve Balanced Portfolio		AB VPS Dynamic Asset Allocation_(b)(c)		AB VPS Growth and Income_(c)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(710)	$(1,086)	$124	$(21)	$118	$1,026
Capital gains distributions	-	450	678	-	-	-
Realized capital gain (loss) on sales of fund shares	(7,650)	70	70	1	13,855	8,494
Change in unrealized appreciation/depreciation on investments during the year	(13,586)	(3,539)	(1,223)	723	(14,329)	1,070
Net increase (decrease) in net assets from operations	(21,946)	(4,105)	(351)	703	(356)	10,590

From contract owner transactions:
Variable annuity deposits	75,344	13,270	19,753	-	5,094	150
Contract owner maintenance charges	(138)	(124)	-	-	(75)	-
Terminations and withdrawals	-	-	(19,826)	-	(384)	-
Transfers between subaccounts, net	(147,416)	182,173	-	24,105	46,342	(57,692)
Net increase (decrease) in net assets from contract owner transactions	(72,210)	195,319	(73)	24,105	50,977	(57,542)
Net increase (decrease) in net assets	(94,156)	191,214	(424)	24,808	50,621	(46,952)
Net assets at beginning of year	271,536	80,322	24,808	-	91,002	137,954
Net assets at end of year	$177,380	$271,536	$24,384	$24,808	$141,623	$91,002

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014
	AB VPS Small/Mid Cap Value_(c)		Adaptive Allocation Portfolio	Alger Capital Appreciation
	2015	2014	2015	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(429)	$8	$(88)	$(4,907)	$(867)
Capital gains distributions	28,477	6,242	-	59,285	28,314
Realized capital gain (loss) on sales of fund shares	79	(622)	(619)	(14,247)	13,752
Change in unrealized appreciation/depreciation on investments during the year	(43,001)	(3,449)	(818)	(44,678)	(20,129)
Net increase (decrease) in net assets from operations	(14,874)	2,179	(1,525)	(4,547)	21,070

From contract owner transactions:
Variable annuity deposits	117,496	645	14,822	164,506	1,214
Contract owner maintenance charges	-	-	-	(61)	(69)
Terminations and withdrawals	(52)	(12,754)	(14,659)	(35,297)	(9,240)
Transfers between subaccounts, net	21,700	(20,589)	18,605	204,511	32,215
Net increase (decrease) in net assets from contract owner transactions	139,144	(32,698)	18,768	333,659	24,120
Net increase (decrease) in net assets	124,270	(30,519)	17,243	329,112	45,190
Net assets at beginning of year	42,465	72,984	-	189,283	144,093
Net assets at end of year	$166,735	$42,465	$17,243	$518,395	$189,283

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Alger Large Cap Growth		ALPS/Alerian Energy Infrastructure		American Century VP Income & Growth
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(304)	$(23)	$(749)	$(2,030)	$7,154	$1,058
Capital gains distributions	18,500	4,012	3,507	1,249	35,685	-
Realized capital gain (loss) on sales of fund shares	1,268	-	(19,590)	(61,201)	(645)	22
Change in unrealized appreciation/depreciation on investments during the year	(13,464)	(2,690)	(73,454)	(11,774)	(85,932)	11,570
Net increase (decrease) in net assets from operations	6,000	1,299	(90,286)	(73,756)	(43,738)	12,650

From contract owner transactions:
Variable annuity deposits	76,672	-	77,458	316,788	76,236	20,203
Contract owner maintenance charges	-	-	(1)	-	(764)	(206)
Terminations and withdrawals	(5)	-	(48,164)	(177,814)	(4,243)	(608)
Transfers between subaccounts, net	56,731	24,107	(8,338)	78,232	237,639	283,061
Net increase (decrease) in net assets from contract owner transactions	133,398	24,107	20,955	217,206	308,868	302,450
Net increase (decrease) in net assets	139,398	25,406	(69,331)	143,450	265,130	315,100
Net assets at beginning of year	25,406	-	204,721	61,271	315,100	-
Net assets at end of year	$164,804	$25,406	$135,390	$204,721	$580,230	$315,100

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	American Century VP Inflation Protection		American Century VP International		American Century VP Mid Cap Value (e)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(41)	$216	$(438)	$1,621	$2,455	$1,706
Capital gains distributions	-	620	-	-	15,114	16,392
Realized capital gain (loss) on sales of fund shares	(114)	(1)	93	827	6,251	15,592
Change in unrealized appreciation/depreciation on investments during the year	(1,823)	(141)	(3,119)	(11,142)	(28,513)	5,888
Net increase (decrease) in net assets from operations	(1,978)	694	(3,464)	(8,694)	(4,693)	39,578

From contract owner transactions:
Variable annuity deposits	-	-	297	5	26,212	37,128
Contract owner maintenance charges	-	-	-	-	(20)	(91)
Terminations and withdrawals	-	-	(1,455)	(11,271)	(22,331)	(17,059)
Transfers between subaccounts, net	25,469	-	53,883	-	19,601	74,698
Net increase (decrease) in net assets from contract owner transactions	25,469	-	52,725	(11,266)	23,462	94,676
Net increase (decrease) in net assets	23,491	694	49,261	(19,960)	18,769	134,254
Net assets at beginning of year	25,190	24,496	132,591	152,551	293,124	158,870
Net assets at end of year	$48,681	$25,190	$181,852	$132,591	$311,893	$293,124

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	American Century VP Value		American Funds IS Asset Allocation_(b)		American Funds IS Blue Chip Income and Growth_(b)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,350	$1,541	$10,782	$764	$19,799	$(6)
Capital gains distributions	-	-	84,491	1,536	15,730	-
Realized capital gain (loss) on sales of fund shares	4,448	23,855	(3,737)	(8)	(6,847)	-
Change in unrealized appreciation/depreciation on investments during the year	(21,680)	(6,431)	(111,103)	(1,022)	(9,708)	(522)
Net increase (decrease) in net assets from operations	(12,882)	18,965	(19,567)	1,270	18,974	(528)

From contract owner transactions:
Variable annuity deposits	7,386	27,288	354,900	75,359	15,863	-
Contract owner maintenance charges	(69)	(59)	-	-	-	-
Terminations and withdrawals	(3,998)	(7,319)	(41,095)	-	(327)	-
Transfers between subaccounts, net	(14,615)	(1,273)	773,302	32,045	1,239,717	38,646
Net increase (decrease) in net assets from contract owner transactions	(11,296)	18,637	1,087,107	107,404	1,255,253	38,646
Net increase (decrease) in net assets	(24,178)	37,602	1,067,540	108,674	1,274,227	38,118
Net assets at beginning of year	313,668	276,066	108,674	-	38,118	-
Net assets at end of year	$289,490	$313,668	$1,176,214	$108,674	$1,312,345	$38,118

(b) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	American Funds IS Global Bond_(b)		American Funds IS Global Growth	American Funds IS Global Growth and Income_(b)		American Funds IS Global Small Capitalization
	2015	2014	2015	2015	2014	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(300)	$216	$8	$245	$423	$(68)
Capital gains distributions	899	-	125	-	-	556
Realized capital gain (loss) on sales of fund shares	(402)	-	(10)	(6)	(1)	(161)
Change in unrealized appreciation/depreciation on investments during the year	(1,731)	(418)	(183)	(1,570)	(561)	(1,326)
Net increase (decrease) in net assets from operations	(1,534)	(202)	(60)	(1,331)	(139)	(999)

From contract owner transactions:
Variable annuity deposits	25,210	75	-	11,368	16,073	5,856
Contract owner maintenance charges	-	-	-	(3)	-	(5)
Terminations and withdrawals	(422)	-	-	-	-	(133)
Transfers between subaccounts, net	(7,413)	16,067	1,307	5,642	-	2,022
Net increase (decrease) in net assets from contract owner transactions	17,375	16,142	1,307	17,007	16,073	7,740
Net increase (decrease) in net assets	15,841	15,940	1,247	15,676	15,934	6,741
Net assets at beginning of year	15,940	-	-	15,934	-	-
Net assets at end of year	$31,781	$15,940	$1,247	$31,610	$15,934	$6,741

(b) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	American Funds IS Growth_(b)		American Funds IS Growth- Income_(b)		American Funds IS International	American Funds IS International Growth and Income
	2015	2014	2015	2014	2015	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$174	$137	$494	$89	$1,071	$2,059
Capital gains distributions	12,280	-	6,133	-	6,677	2,757
Realized capital gain (loss) on sales of fund shares	(300)	-	(195)	-	(3,028)	(1,201)
Change in unrealized appreciation/depreciation on investments during the year	(10,704)	(319)	(7,648)	(117)	(20,714)	(18,617)
Net increase (decrease) in net assets from operations	1,450	(182)	(1,216)	(28)	(15,994)	(15,002)

From contract owner transactions:
Variable annuity deposits	14,858	20,600	65,091	9,982	96,673	-
Contract owner maintenance charges	(76)	-	-	-	(87)	-
Terminations and withdrawals	(32)	-	(605)	-	(1,457)	(10,501)
Transfers between subaccounts, net	58,115	144	-	-	28,125	140,830
Net increase (decrease) in net assets from contract owner transactions	72,865	20,744	64,486	9,982	123,254	130,329
Net increase (decrease) in net assets	74,315	20,562	63,270	9,954	107,260	115,327
Net assets at beginning of year	20,562	-	9,954	-	-	-
Net assets at end of year	$94,877	$20,562	$73,224	$9,954	$107,260	$115,327

(b) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	American Funds IS Mortgage	American Funds IS New World_(b)		American Funds IS U.S. Government/AAA-Rated Securities_(b)
	2015	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$237	$5	$429	$1,179	$461
Capital gains distributions	389	6,262	1,022	795	-
Realized capital gain (loss) on sales of fund shares	(143)	(1,834)	(816)	(2,761)	-
Change in unrealized appreciation/depreciation on investments during the year	(407)	(13,149)	(3,593)	(3,814)	(375)
Net increase (decrease) in net assets from operations	76	(8,716)	(2,958)	(4,601)	86

From contract owner transactions:
Variable annuity deposits	2,830	109,626	49,627	591,740	12,985
Contract owner maintenance charges	(44)	(55)	-	(56)	-
Terminations and withdrawals	(103)	(606)	(49)	(153)	-
Transfers between subaccounts, net	16,212	17,743	30,254	(373,735)	43,390
Net increase (decrease) in net assets from contract owner transactions	18,895	126,708	79,832	217,796	56,375
Net increase (decrease) in net assets	18,971	117,992	76,874	213,195	56,461
Net assets at beginning of year	-	76,874	-	56,461	-
Net assets at end of year	$18,971	$194,866	$76,874	$269,656	$56,461

(b) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	BlackRock Basic Value V.I.		BlackRock Capital Appreciation V.I.		BlackRock Equity Dividend V.I.
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(4)	$1,384	$(2,227)	$(245)	$2,529	$3,597
Capital gains distributions	5,207	25,707	19,562	18,202	21,875	19,985
Realized capital gain (loss) on sales of fund shares	(548)	984	(1,548)	(644)	7,508	17,268
Change in unrealized appreciation/depreciation on investments during the year	(11,417)	(16,116)	(13,032)	(11,012)	(39,761)	(14,596)
Net increase (decrease) in net assets from operations	(6,762)	11,959	2,755	6,301	(7,849)	26,254

From contract owner transactions:
Variable annuity deposits	-	28,290	233,959	-	115,577	58,853
Contract owner maintenance charges	(46)	(20)	(133)	(90)	(19)	(84)
Terminations and withdrawals	(172)	-	(1,316)	(8,483)	(84,018)	(43,255)
Transfers between subaccounts, net	(145,334)	(43,435)	(95,856)	108,348	236	(55,930)
Net increase (decrease) in net assets from contract owner transactions	(145,552)	(15,165)	136,654	99,775	31,776	(40,416)
Net increase (decrease) in net assets	(152,314)	(3,206)	139,409	106,076	23,927	(14,162)
Net assets at beginning of year	195,092	198,298	106,076	-	332,600	346,762
Net assets at end of year	$42,778	$195,092	$245,485	$106,076	$356,527	$332,600

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	BlackRock Global Allocation V.I.		BlackRock Global Opportunities V.I.		BlackRock High Yield V.I.
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,771	$4,885	$(105)	$(1)	$95,873	$114,017
Capital gains distributions	29,981	23,713	669	1,741	1,512	1,114
Realized capital gain (loss) on sales of fund shares	(10,758)	2,038	810	4,018	(225,987)	(100,919)
Change in unrealized appreciation/depreciation on investments during the year	(41,191)	(28,688)	(2,274)	(7,665)	(13,015)	(30,981)
Net increase (decrease) in net assets from operations	(20,197)	1,948	(900)	(1,907)	(141,617)	(16,769)

From contract owner transactions:
Variable annuity deposits	84,437	57,322	-	9,971	313,103	52,088
Contract owner maintenance charges	(213)	(112)	(39)	(14)	(102)	(264)
Terminations and withdrawals	(20,759)	(35,888)	(6,628)	(20,180)	(679,425)	(104,808)
Transfers between subaccounts, net	159,131	19,503	15,412	9,110	502,374	(652,832)
Net increase (decrease) in net assets from contract owner transactions	222,596	40,825	8,745	(1,113)	135,950	(705,816)
Net increase (decrease) in net assets	202,399	42,773	7,845	(3,020)	(5,667)	(722,585)
Net assets at beginning of year	280,468	237,695	39,196	42,216	231,626	954,211
Net assets at end of year	$482,867	$280,468	$47,041	$39,196	$225,959	$231,626

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	BlackRock Large Cap Core V.I.		BlackRock Large Cap Growth V.I.		Deutsche Capital Growth VIP
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$-	$214	$(21)	$(20)	$72	$(122)
Capital gains distributions	5,188	6,003	1,591	3,631	15,276	873
Realized capital gain (loss) on sales of fund shares	(101)	(3,564)	13	18	(11,523)	364
Change in unrealized appreciation/depreciation on investments during the year	(5,972)	(4,884)	(1,010)	(319)	(5,346)	4,077
Net increase (decrease) in net assets from operations	(885)	(2,231)	573	3,310	(1,521)	5,192

From contract owner transactions:
Variable annuity deposits	-	53,237	-	-	-	15,437
Contract owner maintenance charges	(25)	-	-	-	(102)	(34)
Terminations and withdrawals	(3,593)	-	-	-	(1,675)	(49)
Transfers between subaccounts, net	51,218	3,576	-	-	4,414	71,301
Net increase (decrease) in net assets from contract owner transactions	47,600	56,813	-	-	2,637	86,655
Net increase (decrease) in net assets	46,715	54,582	573	3,310	1,116	91,847
Net assets at beginning of year	54,582	-	27,929	24,619	91,847	-
Net assets at end of year	$101,297	$54,582	$28,502	$27,929	$92,963	$91,847

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Deutsche Core Equity VIP		Deutsche Global Growth VIP	Deutsche Global Small Cap VIP
	2015	2014	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(329)	$(2)	$-	$(76)	$(17)
Capital gains distributions	382	-	-	3,038	762
Realized capital gain (loss) on sales of fund shares	(14)	-	73	(812)	15
Change in unrealized appreciation/depreciation on investments during the year	(184)	(179)	-	(2,202)	(1,680)
Net increase (decrease) in net assets from operations	(145)	(181)	73	(52)	(920)

From contract owner transactions:
Variable annuity deposits	16,778	20,947	493	-	12,368
Contract owner maintenance charges	(136)	-	(5)	(2)	(26)
Terminations and withdrawals	(3,196)	-	-	(29,806)	(297)
Transfers between subaccounts, net	196,569	-	(561)	32,477	892
Net increase (decrease) in net assets from contract owner transactions	210,015	20,947	(73)	2,669	12,937
Net increase (decrease) in net assets	209,870	20,766	-	2,617	12,017
Net assets at beginning of year	20,766	-	-	17,695	5,678
Net assets at end of year	$230,636	$20,766	$-	$20,312	$17,695

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Deutsche Government & Agency Securities VIP		Deutsche High Income VIP		Deutsche Large Cap Value VIP
	2015	2014	2015	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,769	$631	$(20,187)	$100,462	$503
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(3,461)	(19)	151,285	(114,620)	4,815
Change in unrealized appreciation/depreciation on investments during the year	1,254	1,196	10,902	(4,143)	(1,325)
Net increase (decrease) in net assets from operations	(438)	1,808	142,000	(18,301)	3,993

From contract owner transactions:
Variable annuity deposits	-	-	-	2,312	65
Contract owner maintenance charges	-	-	-	-	(24)
Terminations and withdrawals	(9,502)	(53)	(32,764)	(49,418)	(8,427)
Transfers between subaccounts, net	(19,901)	29,590	2,981,294	(218,325)	(41,650)
Net increase (decrease) in net assets from contract owner transactions	(29,403)	29,537	2,948,530	(265,431)	(50,036)
Net increase (decrease) in net assets	(29,841)	31,345	3,090,530	(283,732)	(46,043)
Net assets at beginning of year	72,549	41,204	2,160	285,892	46,043
Net assets at end of year	$42,708	$72,549	$3,092,690	$2,160	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Deutsche Small Mid Cap Value VIP		Dimensional VA Global Bond Portfolio		Dimensional VA International Small Portfolio
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(144)	$(148)	$6,131	$4,856	$11,906	$5,053
Capital gains distributions	888	-	2,463	459	27,452	6,390
Realized capital gain (loss) on sales of fund shares	(8)	25,535	(176)	(12)	(2,838)	(91)
Change in unrealized appreciation/depreciation on investments during the year	(1,062)	(25,727)	(8,561)	(3,448)	(27,321)	(38,940)
Net increase (decrease) in net assets from operations	(326)	(340)	(143)	1,855	9,199	(27,588)

From contract owner transactions:
Variable annuity deposits	2	10,365	274,384	228,744	258,935	198,460
Contract owner maintenance charges	-	(29)	(32)	(3)	(219)	(3)
Terminations and withdrawals	(5)	(115)	(17,990)	(3,002)	(16,569)	(1,196)
Transfers between subaccounts, net	(15)	(139,832)	40,535	7,175	334,812	97,777
Net increase (decrease) in net assets from contract owner transactions	(18)	(129,611)	296,897	232,914	576,959	295,038
Net increase (decrease) in net assets	(344)	(129,951)	296,754	234,769	586,158	267,450
Net assets at beginning of year	9,488	139,439	293,064	58,295	293,613	26,163
Net assets at end of year	$9,144	$9,488	$589,818	$293,064	$879,771	$293,613

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Dimensional VA International Value Portfolio		Dimensional VA Short-Term Fixed Portfolio		Dimensional VA U.S. Large Value Portfolio
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$23,270	$17,061	$(1,583)	$(2,204)	$23,078	$9,278
Capital gains distributions	-	-	520	153	80,255	12,337
Realized capital gain (loss) on sales of fund shares	(8,670)	1,515	(44)	(525)	(12,626)	534
Change in unrealized appreciation/depreciation on investments during the year	(102,543)	(59,186)	(1,772)	658	(153,360)	(2,472)
Net increase (decrease) in net assets from operations	(87,943)	(40,610)	(2,879)	(1,918)	(62,653)	19,677

From contract owner transactions:
Variable annuity deposits	310,954	233,740	189,198	237,463	421,228	333,325
Contract owner maintenance charges	(82)	-	(30)	-	(439)	(20)
Terminations and withdrawals	(23,724)	(23,385)	(409)	(456,578)	(17,827)	(18,736)
Transfers between subaccounts, net	244,448	151,674	98,622	(25,969)	531,476	254,910
Net increase (decrease) in net assets from contract owner transactions	531,596	362,029	287,381	(245,084)	934,438	569,479
Net increase (decrease) in net assets	443,653	321,419	284,502	(247,002)	871,785	589,156
Net assets at beginning of year	484,182	162,763	272,003	519,005	692,057	102,901
Net assets at end of year	$927,835	$484,182	$556,505	$272,003	$1,563,842	$692,057

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Dimensional VA U.S. Targeted Value Portfolio		Dreyfus IP Small Cap Stock Index		Dreyfus IP Technology Growth
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$5,084	$2,301	$(167)	$(514)	$(1,111)	$(172)
Capital gains distributions	70,130	21,796	11,405	3,520	9,964	201
Realized capital gain (loss) on sales of fund shares	(1,590)	375	(3,683)	3,143	(1,556)	4
Change in unrealized appreciation/depreciation on investments during the year	(139,980)	(22,180)	(21,832)	374	(3,586)	1,086
Net increase (decrease) in net assets from operations	(66,356)	2,292	(14,277)	6,523	3,711	1,119

From contract owner transactions:
Variable annuity deposits	242,914	327,699	109,334	6,899	41,222	23,452
Contract owner maintenance charges	(380)	(9)	-	-	(31)	-
Terminations and withdrawals	(12,452)	(5,217)	(21,026)	(4,825)	(13,222)	-
Transfers between subaccounts, net	387,830	73,468	55,973	41,101	23,505	-
Net increase (decrease) in net assets from contract owner transactions	617,912	395,941	144,281	43,175	51,474	23,452
Net increase (decrease) in net assets	551,556	398,233	130,004	49,698	55,185	24,571
Net assets at beginning of year	445,771	47,538	105,601	55,903	28,245	3,674
Net assets at end of year	$997,327	$445,771	$235,605	$105,601	$83,430	$28,245

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Dreyfus Stock Index		Dreyfus VIF Appreciation		Dreyfus VIF International Value
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$691	$630	$928	$33	$353	$106
Capital gains distributions	3,150	-	5,362	-	-	-
Realized capital gain (loss) on sales of fund shares	1,919	125	(6,663)	(386)	(26)	500
Change in unrealized appreciation/depreciation on investments during the year	(4,462)	4,726	(6,118)	-	(1,117)	(2,917)
Net increase (decrease) in net assets from operations	1,298	5,481	(6,491)	(353)	(790)	(2,311)

From contract owner transactions:
Variable annuity deposits	140	-	-	-	-	573
Contract owner maintenance charges	-	-	-	-	(13)	(18)
Terminations and withdrawals	(841)	(3,008)	(43,770)	-	(131)	(228)
Transfers between subaccounts, net	(22,088)	99,755	115,148	353	17	10,644
Net increase (decrease) in net assets from contract owner transactions	(22,789)	96,747	71,378	353	(127)	10,971
Net increase (decrease) in net assets	(21,491)	102,228	64,887	-	(917)	8,660
Net assets at beginning of year	102,228	-	-	-	22,947	14,287
Net assets at end of year	$80,737	$102,228	$64,887	$-	$22,030	$22,947

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Eaton Vance VT Floating-Rate Income_(b)		Eaton Vance VT Large-Cap Value_(b)		Federated Fund for U.S. Government Securities II
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$25,276	$82	$(173)	$(64)	$(238)	$(39)
Capital gains distributions	-	-	14,269	310	-	-
Realized capital gain (loss) on sales of fund shares	(72,725)	(1)	(102)	(1)	(469)	77
Change in unrealized appreciation/depreciation on investments during the year	(7,072)	(108)	(14,484)	(128)	(1,309)	286
Net increase (decrease) in net assets from operations	(54,521)	(27)	(490)	117	(2,016)	324

From contract owner transactions:
Variable annuity deposits	21,597	13,092	22,500	16,074	26,268	-
Contract owner maintenance charges	(248)	-	(6)	-	(130)	(3)
Terminations and withdrawals	(1,008,610)	(19)	(142)	-	(13,314)	(261)
Transfers between subaccounts, net	2,152,312	5,867	9,399	-	321,090	38,783
Net increase (decrease) in net assets from contract owner transactions	1,165,051	18,940	31,751	16,074	333,914	38,519
Net increase (decrease) in net assets	1,110,530	18,913	31,261	16,191	331,898	38,843
Net assets at beginning of year	18,913	-	16,191	-	38,843	-
Net assets at end of year	$1,129,443	$18,913	$47,452	$16,191	$370,741	$38,843

(b) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Federated High Income Bond II		Fidelity VIP Balanced		Fidelity VIP Contrafund
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,052	$12,275	$7,694	$44,490	$2,449	$2,212
Capital gains distributions	-	-	48,766	126,250	91,903	19,551
Realized capital gain (loss) on sales of fund shares	778	(71,978)	(114,164)	62,725	20,494	47,317
Change in unrealized appreciation/depreciation on investments during the year	(2,894)	(6,678)	(737)	(106,356)	(140,170)	25,183
Net increase (decrease) in net assets from operations	(64)	(66,381)	(58,441)	127,109	(25,324)	94,263

From contract owner transactions:
Variable annuity deposits	40,169	44,799	49,665	59,748	165,657	141,289
Contract owner maintenance charges	(45)	(455)	(869)	(281)	(376)	(588)
Terminations and withdrawals	(68,952)	(80,139)	(380,285)	(1,159)	(130,091)	(22,105)
Transfers between subaccounts, net	27,625	(171,924)	(1,916,593)	3,294,263	270,284	(101,545)
Net increase (decrease) in net assets from contract owner transactions	(1,203)	(207,719)	(2,248,082)	3,352,571	305,474	17,051
Net increase (decrease) in net assets	(1,267)	(274,100)	(2,306,523)	3,479,680	280,150	111,314
Net assets at beginning of year	68,667	342,767	4,047,165	567,485	999,231	887,917
Net assets at end of year	$67,400	$68,667	$1,740,642	$4,047,165	$1,279,381	$999,231

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Fidelity VIP Disciplined Small Cap		Fidelity VIP Emerging Markets		Fidelity VIP Growth & Income
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(69)	$(16)	$(511)	$(303)	$1,260	$3,122
Capital gains distributions	102	1,258	-	-	15,802	17
Realized capital gain (loss) on sales of fund shares	(7)	(1,218)	(7,685)	(13,875)	2,688	1,210
Change in unrealized appreciation/depreciation on investments during the year	(4,469)	(117)	(36,125)	13	(21,940)	10,510
Net increase (decrease) in net assets from operations	(4,443)	(93)	(44,321)	(14,165)	(2,190)	14,859

From contract owner transactions:
Variable annuity deposits	27,261	18,329	10,566	39,014	6,880	25,534
Contract owner maintenance charges	(21)	-	(120)	(9)	(399)	(207)
Terminations and withdrawals	(123)	(95)	(15,697)	(2,947)	(74,425)	(26)
Transfers between subaccounts, net	82,143	517	225,737	(218,408)	(11,579)	158,322
Net increase (decrease) in net assets from contract owner transactions	109,260	18,751	220,486	(182,350)	(79,523)	183,623
Net increase (decrease) in net assets	104,817	18,658	176,165	(196,515)	(81,713)	198,482
Net assets at beginning of year	25,169	6,511	74,642	271,157	264,117	65,635
Net assets at end of year	$129,986	$25,169	$250,807	$74,642	$182,404	$264,117

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Fidelity VIP Growth Opportunities		Fidelity VIP High Income		Fidelity VIP Index 500
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,743)	$(2,315)	$(11,087)	$333,678	$42,302	$11,443
Capital gains distributions	37,066	354	-	-	823	1,233
Realized capital gain (loss) on sales of fund shares	33,799	19,877	(248,323)	(66,783)	79,821	296,133
Change in unrealized appreciation/depreciation on investments during the year	(51,419)	29,091	297,592	(269,374)	(125,699)	(117,753)
Net increase (decrease) in net assets from operations	16,703	47,007	38,182	(2,479)	(2,753)	191,056

From contract owner transactions:
Variable annuity deposits	15,264	145,432	408,281	68,625	545,724	186,713
Contract owner maintenance charges	(48)	(11)	(145)	(21)	(310)	(401)
Terminations and withdrawals	(51,888)	(38,665)	(913,311)	(34,869)	(1,650,860)	(135,376)
Transfers between subaccounts, net	(100,572)	15,811	(5,402,484)	5,164,620	1,425,829	(2,274,833)
Net increase (decrease) in net assets from contract owner transactions	(137,244)	122,567	(5,907,659)	5,198,355	320,383	(2,223,897)
Net increase (decrease) in net assets	(120,541)	169,574	(5,869,477)	5,195,876	317,630	(2,032,841)
Net assets at beginning of year	466,776	297,202	5,912,684	716,808	1,401,317	3,434,158
Net assets at end of year	$346,235	$466,776	$43,207	$5,912,684	$1,718,947	$1,401,317

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Fidelity VIP Investment Grade Bond		Fidelity VIP Mid Cap		Fidelity VIP Overseas
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$10,815	$11,335	$(1,124)	$(2,609)	$671	$517
Capital gains distributions	714	207	64,483	13,554	101	3
Realized capital gain (loss) on sales of fund shares	(1,776)	13,319	(2,163)	6,120	3,686	5
Change in unrealized appreciation/depreciation on investments during the year	(17,969)	18,260	(75,437)	11,899	309	(3,394)
Net increase (decrease) in net assets from operations	(8,216)	43,121	(14,241)	28,964	4,767	(2,869)

From contract owner transactions:
Variable annuity deposits	111,942	20,525	42,270	67	22,645	44,700
Contract owner maintenance charges	(545)	(751)	-	(261)	-	-
Terminations and withdrawals	(65,610)	(89,588)	(777)	(12,772)	(15,072)	-
Transfers between subaccounts, net	71,462	294,792	(18,258)	(70,644)	15,349	-
Net increase (decrease) in net assets from contract owner transactions	117,249	224,978	23,235	(83,610)	22,922	44,700
Net increase (decrease) in net assets	109,033	268,099	8,994	(54,646)	27,689	41,831
Net assets at beginning of year	722,990	454,891	535,207	589,853	54,024	12,193
Net assets at end of year	$832,023	$722,990	$544,201	$535,207	$81,713	$54,024

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Fidelity VIP Real Estate		Fidelity VIP Strategic Income		Franklin Flex Cap Growth VIP Fund
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$6,967	$6,163	$(6,714)	$2,643	$(310)	$(302)
Capital gains distributions	13,747	31,190	317	1,211	11,388	1,232
Realized capital gain (loss) on sales of fund shares	(6,649)	45,326	(52,343)	(1,570)	(10,438)	430
Change in unrealized appreciation/depreciation on investments during the year	(9,938)	36,833	(3,919)	(2,124)	(7,721)	1,626
Net increase (decrease) in net assets from operations	4,127	119,512	(62,659)	160	(7,081)	2,986

From contract owner transactions:
Variable annuity deposits	186,031	149,950	56,708	-	-	700
Contract owner maintenance charges	(458)	(154)	-	-	(50)	(55)
Terminations and withdrawals	(64,185)	(13,539)	(54,541)	(190)	(184)	(6,760)
Transfers between subaccounts, net	(116,395)	153,101	90,568	38,455	(54,964)	66,084
Net increase (decrease) in net assets from contract owner transactions	4,993	289,358	92,735	38,265	(55,198)	59,969
Net increase (decrease) in net assets	9,120	408,870	30,076	38,425	(62,279)	62,955
Net assets at beginning of year	598,085	189,215	104,750	66,325	71,915	8,960
Net assets at end of year	$607,205	$598,085	$134,826	$104,750	$9,636	$71,915

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Franklin Growth and Income VIP Fund		Franklin High Income VIP Fund		Franklin Income VIP Fund
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,016	$465	$543,410	$398,591	$46,477	$28,364
Capital gains distributions	1,968	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(128)	28	(813,875)	256,584	(77,784)	(50,557)
Change in unrealized appreciation/depreciation on investments during the year	(5,519)	1,519	(49,638)	(268,731)	(110,323)	(29,480)
Net increase (decrease) in net assets from operations	(1,663)	2,012	(320,103)	386,444	(141,630)	(51,673)

From contract owner transactions:
Variable annuity deposits	59,408	-	15,299	758,116	219,414	202,462
Contract owner maintenance charges	(11)	-	(52)	(1,331)	(945)	(239)
Terminations and withdrawals	(3,116)	-	(197,476)	(3,364,517)	(511,218)	(351,967)
Transfers between subaccounts, net	6,054	-	(4,305,603)	(1,264,209)	(1,403,838)	2,194,162
Net increase (decrease) in net assets from contract owner transactions	62,335	-	(4,487,832)	(3,871,941)	(1,696,587)	2,044,418
Net increase (decrease) in net assets	60,672	2,012	(4,807,935)	(3,485,497)	(1,838,217)	1,992,745
Net assets at beginning of year	25,278	23,266	4,953,156	8,438,653	2,845,469	852,724
Net assets at end of year	$85,950	$25,278	$145,221	$4,953,156	$1,007,252	$2,845,469

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Franklin Large Cap Growth VIP Fund		Franklin Mutual Global Discovery VIP Fund		Franklin Mutual Shares VIP Fund
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(10)	$(6)	$12,761	$7,077	$2,033	$1,433
Capital gains distributions	3	-	37,676	32,358	7,915	552
Realized capital gain (loss) on sales of fund shares	852	-	(448)	(6,143)	1,527	7,084
Change in unrealized appreciation/depreciation on investments during the year	(779)	779	(84,319)	(16,883)	(18,969)	(781)
Net increase (decrease) in net assets from operations	66	773	(34,330)	16,409	(7,494)	8,288

From contract owner transactions:
Variable annuity deposits	-	-	153,994	218,701	79,302	32,541
Contract owner maintenance charges	-	-	(45)	(19)	(14)	(32)
Terminations and withdrawals	-	-	(53,036)	(46,120)	(38,234)	(68)
Transfers between subaccounts, net	(28,414)	27,575	(24,644)	195,225	(7,021)	(5,482)
Net increase (decrease) in net assets from contract owner transactions	(28,414)	27,575	76,269	367,787	34,033	26,959
Net increase (decrease) in net assets	(28,348)	28,348	41,939	384,196	26,539	35,247
Net assets at beginning of year	28,348	-	583,471	199,275	78,777	43,530
Net assets at end of year	$-	$28,348	$625,410	$583,471	$105,316	$78,777

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Franklin Rising Dividends VIP Fund		Franklin Small Cap Value VIP Fund		Franklin Small-Mid Cap Growth VIP Fund
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,321	$6,804	$191	$(184)	$(2,752)	$(901)
Capital gains distributions	80,665	16,808	16,965	3,222	66,677	37,259
Realized capital gain (loss) on sales of fund shares	78,871	74,515	(9,746)	2,353	(13,275)	638
Change in unrealized appreciation/depreciation on investments during the year	(175,009)	(44,857)	(17,351)	(7,428)	(75,082)	(29,796)
Net increase (decrease) in net assets from operations	(14,152)	53,270	(9,941)	(2,037)	(24,432)	7,200

From contract owner transactions:
Variable annuity deposits	386,925	129,107	-	3,442	113,157	36,143
Contract owner maintenance charges	(72)	(1,019)	(14)	(91)	(419)	(416)
Terminations and withdrawals	(105,861)	(19,276)	(13,186)	(1,974)	(24,256)	(2,149)
Transfers between subaccounts, net	(32,558)	(446,504)	16,064	51,928	104,200	(82,675)
Net increase (decrease) in net assets from contract owner transactions	248,434	(337,692)	2,864	53,305	192,682	(49,097)
Net increase (decrease) in net assets	234,282	(284,422)	(7,077)	51,268	168,250	(41,897)
Net assets at beginning of year	628,499	912,921	102,455	51,187	132,806	174,703
Net assets at end of year	$862,781	$628,499	$95,378	$102,455	$301,056	$132,806

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Franklin Strategic Income VIP Fund		Franklin U.S. Government Securities VIP Fund		Goldman Sachs VIT Growth Opportunities
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$31,909	$20,105	$1,516	$(511)	$(281)	$(296)
Capital gains distributions	10,339	8,007	-	-	4,091	14,447
Realized capital gain (loss) on sales of fund shares	(47,969)	(8,608)	597	1,137	(883)	3,250
Change in unrealized appreciation/depreciation on investments during the year	(32,099)	(12,756)	(1,662)	810	(4,721)	(11,257)
Net increase (decrease) in net assets from operations	(37,820)	6,748	451	1,436	(1,794)	6,144

From contract owner transactions:
Variable annuity deposits	27,294	686,508	2,865	53,870	-	6,641
Contract owner maintenance charges	(54)	(71)	(248)	(58)	(20)	(56)
Terminations and withdrawals	(26,795)	(308,316)	(1,935)	(164)	(21)	(249)
Transfers between subaccounts, net	86,814	(3,416)	133,391	64,355	(25,628)	17,941
Net increase (decrease) in net assets from contract owner transactions	87,259	374,705	134,073	118,003	(25,669)	24,277
Net increase (decrease) in net assets	49,439	381,453	134,524	119,439	(27,463)	30,421
Net assets at beginning of year	522,596	141,143	200,024	80,585	76,723	46,302
Net assets at end of year	$572,035	$522,596	$334,548	$200,024	$49,260	$76,723

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Goldman Sachs VIT High Quality Floating Rate		Goldman Sachs VIT Large Cap Value		Goldman Sachs VIT Mid Cap Value
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(248)	$(489)	$1,622	$257	$(4,274)	$2,661
Capital gains distributions	-	-	16,993	15,823	56,401	105,486
Realized capital gain (loss) on sales of fund shares	(4,522)	(892)	(11,553)	6,000	(27,500)	9,005
Change in unrealized appreciation/depreciation on investments during the year	1,549	(194)	(14,226)	(7,626)	(110,293)	(59,688)
Net increase (decrease) in net assets from operations	(3,221)	(1,575)	(7,164)	14,454	(85,666)	57,464

From contract owner transactions:
Variable annuity deposits	46,917	3,072	-	-	115,723	227,828
Contract owner maintenance charges	(173)	(66)	(62)	(20)	(409)	(9)
Terminations and withdrawals	(23,545)	(14,368)	(4,769)	(37,469)	(8,645)	(10,809)
Transfers between subaccounts, net	(148,585)	46,543	44,900	110,744	47,849	277,251
Net increase (decrease) in net assets from contract owner transactions	(125,386)	35,181	40,069	73,255	154,518	494,261
Net increase (decrease) in net assets	(128,607)	33,606	32,905	87,709	68,852	551,725
Net assets at beginning of year	323,168	289,562	107,014	19,305	649,863	98,138
Net assets at end of year	$194,561	$323,168	$139,919	$107,014	$718,715	$649,863

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Goldman Sachs VIT Small Cap Equity Insights	Goldman Sachs VIT Strategic Growth		Goldman Sachs VIT Strategic International Equity
	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(5)	$(585)	$(476)	$122	$3,715
Capital gains distributions	-	8,178	22,187	-	-
Realized capital gain (loss) on sales of fund shares	(275)	1,414	6,333	(4,324)	1,801
Change in unrealized appreciation/depreciation on investments during the year	-	(3,260)	(13,726)	7,312	(17,465)
Net increase (decrease) in net assets from operations	(280)	5,747	14,318	3,110	(11,949)

From contract owner transactions:
Variable annuity deposits	354	-	-	-	10,091
Contract owner maintenance charges	-	(424)	(359)	(25)	(19)
Terminations and withdrawals	(95)	(35)	(715)	(3,054)	(290)
Transfers between subaccounts, net	21	(41,405)	47,704	(94,823)	(76,657)
Net increase (decrease) in net assets from contract owner transactions	280	(41,864)	46,630	(97,902)	(66,875)
Net increase (decrease) in net assets	-	(36,117)	60,948	(94,792)	(78,824)
Net assets at beginning of year	-	168,417	107,469	116,726	195,550
Net assets at end of year	$-	$132,300	$168,417	$21,934	$116,726

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Guggenheim VIF All Cap Value		Guggenheim VIF CLS AdvisorOne Global Diversified Equity_(c)		Guggenheim VIF CLS AdvisorOne Global Growth_(c)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(560)	$(249)	$5,745	$(1,098)	$897	$538
Capital gains distributions	24,748	-	62,271	87,141	2,183	32,800
Realized capital gain (loss) on sales of fund shares	(2,642)	821	5,742	51,002	791	12,575
Change in unrealized appreciation/depreciation on investments during the year	(40,769)	486	(145,562)	(101,742)	(16,165)	(38,652)
Net increase (decrease) in net assets from operations	(19,223)	1,058	(71,804)	35,303	(12,294)	7,261

From contract owner transactions:
Variable annuity deposits	272,953	20,352	-	1	-	-
Contract owner maintenance charges	-	-	(803)	(1,363)	(273)	(475)
Terminations and withdrawals	(3,219)	(44)	(35,536)	(256,592)	(10,076)	(80,688)
Transfers between subaccounts, net	(10,910)	11,395	(26,916)	(64,744)	(952)	(4,515)
Net increase (decrease) in net assets from contract owner transactions	258,824	31,703	(63,255)	(322,698)	(11,301)	(85,678)
Net increase (decrease) in net assets	239,601	32,761	(135,059)	(287,395)	(23,595)	(78,417)
Net assets at beginning of year	32,761	-	1,171,192	1,458,587	296,323	374,740
Net assets at end of year	$272,362	$32,761	$1,036,133	$1,171,192	$272,728	$296,323

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Guggenheim VIF CLS AdvisorOne Growth and Income_(c)		Guggenheim VIF Floating Rate Strategies		Guggenheim VIF Global Managed Futures Strategy
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$6,045	$1,258	$36,332	$(3,279)	$2,182	$(2,611)
Capital gains distributions	4,945	26,504	2,852	-	6,783	-
Realized capital gain (loss) on sales of fund shares	375	22,312	7,693	11,915	28,311	(2,012)
Change in unrealized appreciation/depreciation on investments during the year	(53,958)	(49,029)	(32,815)	3,526	(45,842)	36,302
Net increase (decrease) in net assets from operations	(42,593)	1,045	14,062	12,162	(8,566)	31,679

From contract owner transactions:
Variable annuity deposits	-	-	80,324	36,989	26,395	140,531
Contract owner maintenance charges	(663)	(1,101)	(1,114)	(866)	(229)	(121)
Terminations and withdrawals	(30,161)	(234,733)	(1,050,797)	(51,442)	(150,476)	(1,558)
Transfers between subaccounts, net	254,618	473,959	996,244	(53,415)	72,260	12,664
Net increase (decrease) in net assets from contract owner transactions	223,794	238,125	24,657	(68,734)	(52,050)	151,516
Net increase (decrease) in net assets	181,201	239,170	38,719	(56,572)	(60,616)	183,195
Net assets at beginning of year	962,306	723,136	563,480	620,052	290,363	107,168
Net assets at end of year	$1,143,507	$962,306	$602,199	$563,480	$229,747	$290,363

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Guggenheim VIF High Yield		Guggenheim VIF Large Cap Value		Guggenheim VIF Long Short Equity
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$26,328	$(6,992)	$95	$(84)	$(1,743)	$(1,280)
Capital gains distributions	8,444	-	3,379	-	-	-
Realized capital gain (loss) on sales of fund shares	84,804	22,140	(54)	342	378	29
Change in unrealized appreciation/depreciation on investments during the year	(39,992)	(22,837)	(4,367)	439	3,083	7,270
Net increase (decrease) in net assets from operations	79,584	(7,689)	(947)	697	1,718	6,019

From contract owner transactions:
Variable annuity deposits	37,940	832,651	-	4,977	3,830	155,996
Contract owner maintenance charges	(618)	(585)	(53)	(1)	(55)	(25)
Terminations and withdrawals	(66,253)	(97,081)	(537)	(4,596)	(321)	(297)
Transfers between subaccounts, net	24,972	(1,108,515)	22,995	4,330	77,424	(74)
Net increase (decrease) in net assets from contract owner transactions	(3,959)	(373,530)	22,405	4,710	80,878	155,600
Net increase (decrease) in net assets	75,625	(381,219)	21,458	5,407	82,596	161,619
Net assets at beginning of year	336,877	718,096	5,407	-	317,940	156,321
Net assets at end of year	$412,502	$336,877	$26,865	$5,407	$400,536	$317,940

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Guggenheim VIF Macro Opportunities		Guggenheim VIF Managed Asset Allocation		Guggenheim VIF Mid Cap Value
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$67,370	$(889)	$(1,515)	$(2,492)	$27	$(343)
Capital gains distributions	7,529	-	-	-	8,184	-
Realized capital gain (loss) on sales of fund shares	(12,185)	655	(33,150)	32	(2,060)	796
Change in unrealized appreciation/depreciation on investments during the year	(137,005)	3,968	(5,146)	(354)	(10,218)	254
Net increase (decrease) in net assets from operations	(74,291)	3,734	(39,811)	(2,814)	(4,067)	707

From contract owner transactions:
Variable annuity deposits	1,611,482	87,110	113,856	156,378	-	17,144
Contract owner maintenance charges	(2,301)	(85)	-	-	-	-
Terminations and withdrawals	(354,605)	(3,902)	(7,343)	-	(238)	(770)
Transfers between subaccounts, net	1,139,250	365,792	(2,999,804)	3,039,277	(22,722)	24,748
Net increase (decrease) in net assets from contract owner transactions	2,393,826	448,915	(2,893,291)	3,195,655	(22,960)	41,122
Net increase (decrease) in net assets	2,319,535	452,649	(2,933,102)	3,192,841	(27,027)	41,829
Net assets at beginning of year	517,264	64,615	3,192,841	-	64,502	22,673
Net assets at end of year	$2,836,799	$517,264	$259,739	$3,192,841	$37,475	$64,502

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Guggenheim VIF Multi-Hedge Strategies		Guggenheim VIF Small Cap Value		Guggenheim VIF StylePlus Large Core
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(499)	$(415)	$(1,344)	$(1,374)	$232	$(10)
Capital gains distributions	-	-	28,420	-	2,170	-
Realized capital gain (loss) on sales of fund shares	977	14	(17,711)	5,379	(188)	-
Change in unrealized appreciation/depreciation on investments during the year	95	3,572	(20,573)	(6,208)	(1,987)	298
Net increase (decrease) in net assets from operations	573	3,171	(11,208)	(2,203)	227	288

From contract owner transactions:
Variable annuity deposits	131,093	52,479	6,561	16,668	10,500	14,008
Contract owner maintenance charges	(33)	(29)	(30)	(58)	-	-
Terminations and withdrawals	(9,839)	(22,377)	(31,053)	(1,536)	(210)	-
Transfers between subaccounts, net	129,498	13,870	(61,186)	56,567	(2,515)	-
Net increase (decrease) in net assets from contract owner transactions	250,719	43,943	(85,708)	71,641	7,775	14,008
Net increase (decrease) in net assets	251,292	47,114	(96,916)	69,438	8,002	14,296
Net assets at beginning of year	104,990	57,876	164,237	94,799	14,296	-
Net assets at end of year	$356,282	$104,990	$67,321	$164,237	$22,298	$14,296

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Guggenheim VIF StylePlus Large Growth		Guggenheim VIF StylePlus Mid Growth		Guggenheim VIF StylePlus Small Growth
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(149)	$(32)	$68	$(375)	$(144)	$(159)
Capital gains distributions	1,470	-	1,216	-	96	-
Realized capital gain (loss) on sales of fund shares	1,578	17,938	12,106	4,349	117	-
Change in unrealized appreciation/depreciation on investments during the year	(2,769)	(16,198)	(11,602)	4,406	(13,060)	1,432
Net increase (decrease) in net assets from operations	130	1,708	1,788	8,380	(12,991)	1,273

From contract owner transactions:
Variable annuity deposits	1,067	-	-	2,464	-	5,000
Contract owner maintenance charges	(42)	(11)	-	-	(5)	(3)
Terminations and withdrawals	(13,628)	-	(2,823)	(517)	(9,608)	(913)
Transfers between subaccounts, net	49,471	(62,308)	(80,974)	15,245	199,729	20,804
Net increase (decrease) in net assets from contract owner transactions	36,868	(62,319)	(83,797)	17,192	190,116	24,888
Net increase (decrease) in net assets	36,998	(60,611)	(82,009)	25,572	177,125	26,161
Net assets at beginning of year	22,454	83,065	82,009	56,437	26,161	-
Net assets at end of year	$59,452	$22,454	$-	$82,009	$203,286	$26,161

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Guggenheim VIF Total Return Bond		Guggenheim VIF World Equity Income		Ibbotson Aggressive Growth ETF Asset Allocation
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,045)	$(848)	$2,040	$(1,153)	$(121)	$(36)
Capital gains distributions	-	-	-	-	673	341
Realized capital gain (loss) on sales of fund shares	19,414	1,340	1,405	96,509	19	16
Change in unrealized appreciation/depreciation on investments during the year	(16,595)	9,317	(3,996)	(160,940)	(2,533)	959
Net increase (decrease) in net assets from operations	(226)	9,809	(551)	(65,584)	(1,962)	1,280

From contract owner transactions:
Variable annuity deposits	307,488	936	2	11,531	-	44,975
Contract owner maintenance charges	(138)	(7)	-	(84)	-	-
Terminations and withdrawals	(67,647)	(9,991)	(80)	(9,030)	-	-
Transfers between subaccounts, net	167,189	1,664,611	6,370	(2,184,317)	-	-
Net increase (decrease) in net assets from contract owner transactions	406,892	1,655,549	6,292	(2,181,900)	-	44,975
Net increase (decrease) in net assets	406,666	1,665,358	5,741	(2,247,484)	(1,962)	46,255
Net assets at beginning of year	1,665,358	-	74,514	2,321,998	46,255	-
Net assets at end of year	$2,072,024	$1,665,358	$80,255	$74,514	$44,293	$46,255

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Ibbotson Balanced ETF Asset Allocation		Ibbotson Conservative ETF Asset Allocation		Ibbotson Growth ETF Asset Allocation
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,086	$1,311	$7,464	$1,199	$510	$1,144
Capital gains distributions	20,356	6,526	22,582	3,120	6,133	802
Realized capital gain (loss) on sales of fund shares	(174)	1,127	(220)	16	104	80
Change in unrealized appreciation/depreciation on investments during the year	(52,825)	(8,288)	(42,617)	(4,205)	(24,157)	2,071
Net increase (decrease) in net assets from operations	(29,557)	676	(12,791)	130	(17,410)	4,097

From contract owner transactions:
Variable annuity deposits	306,140	530,418	24,695	95,067	34,570	289,223
Contract owner maintenance charges	(66)	(65)	-	-	(186)	(186)
Terminations and withdrawals	(843)	(168,139)	(77)	(841)	(17,176)	(1,300)
Transfers between subaccounts, net	33,353	308	679,765	117,045	33,352	2,461
Net increase (decrease) in net assets from contract owner transactions	338,584	362,522	704,383	211,271	50,560	290,198
Net increase (decrease) in net assets	309,027	363,198	691,592	211,401	33,150	294,295
Net assets at beginning of year	437,881	74,683	211,401	-	370,785	76,490
Net assets at end of year	$746,908	$437,881	$902,993	$211,401	$403,935	$370,785

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Ibbotson Income and Growth ETF Asset Allocation		Invesco V.I. American Franchise	Invesco V.I. American Value		Invesco V.I. Balanced-Risk Allocation
	2015	2014	2014	2015	2014	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$456	$(436)	$(12)	$(5,674)	$(1,445)	$269
Capital gains distributions	3,670	1,193	-	96,492	49,510	720
Realized capital gain (loss) on sales of fund shares	(78)	13,960	136	(2,078)	1,082	(6)
Change in unrealized appreciation/depreciation on investments during the year	(6,912)	(6,501)	-	(173,276)	(11,458)	(1,332)
Net increase (decrease) in net assets from operations	(2,864)	8,216	124	(84,536)	37,689	(349)

From contract owner transactions:
Variable annuity deposits	28,901	35,546	-	118,867	524,856	8,105
Contract owner maintenance charges	-	-	-	(385)	(18)	-
Terminations and withdrawals	(2,502)	(268,098)	(105)	(47,803)	(1,797)	-
Transfers between subaccounts, net	-	36,301	(19)	107,385	35,235	-
Net increase (decrease) in net assets from contract owner transactions	26,399	(196,251)	(124)	178,064	558,276	8,105
Net increase (decrease) in net assets	23,535	(188,035)	-	93,528	595,965	7,756
Net assets at beginning of year	71,356	259,391	-	639,681	43,716	-
Net assets at end of year	$94,891	$71,356	$-	$733,209	$639,681	$7,756

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Invesco V.I. Comstock		Invesco V.I. Core Equity	Invesco V.I. Equity and Income
	2015	2014	2015	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(21)	$(105)	$47	$8,389	$1,919
Capital gains distributions	4	-	914	57,804	19,601
Realized capital gain (loss) on sales of fund shares	582	6,946	(2)	(6,281)	2,934
Change in unrealized appreciation/depreciation on investments during the year	(444)	(5,624)	(1,534)	(82,461)	5,101
Net increase (decrease) in net assets from operations	121	1,217	(575)	(22,549)	29,555

From contract owner transactions:
Variable annuity deposits	-	645	8,992	101,470	180,988
Contract owner maintenance charges	-	-	-	(9)	-
Terminations and withdrawals	(12,389)	(281)	(179)	(49,941)	(12,802)
Transfers between subaccounts, net	(7,902)	(29,466)	-	232,534	102,401
Net increase (decrease) in net assets from contract owner transactions	(20,291)	(29,102)	8,813	284,054	270,587
Net increase (decrease) in net assets	(20,170)	(27,885)	8,238	261,505	300,142
Net assets at beginning of year	21,299	49,184	-	411,714	111,572
Net assets at end of year	$1,129	$21,299	$8,238	$673,219	$411,714

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Invesco V.I. Global Core Equity		Invesco V.I. Global Health Care		Invesco V.I. Global Real Estate
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(56)	$(20)	$(3,294)	$(1,810)	$8,698	$3,217
Capital gains distributions	478	-	49,358	16,590	-	-
Realized capital gain (loss) on sales of fund shares	(3)	-	22,950	52,064	(8,859)	690
Change in unrealized appreciation/depreciation on investments during the year	(829)	(328)	(73,125)	1,947	(19,796)	13,007
Net increase (decrease) in net assets from operations	(410)	(348)	(4,111)	68,791	(19,957)	16,914

From contract owner transactions:
Variable annuity deposits	-	13,683	13,170	4,695	36,973	125,951
Contract owner maintenance charges	-	-	(396)	(325)	(54)	(43)
Terminations and withdrawals	-	-	(66,676)	(3,902)	(58,364)	(13,726)
Transfers between subaccounts, net	-	-	70,469	(16,756)	(3,897)	145,307
Net increase (decrease) in net assets from contract owner transactions	-	13,683	16,567	(16,288)	(25,342)	257,489
Net increase (decrease) in net assets	(410)	13,335	12,456	52,503	(45,299)	274,403
Net assets at beginning of year	13,335	-	403,890	351,387	353,892	79,489
Net assets at end of year	$12,925	$13,335	$416,346	$403,890	$308,593	$353,892

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Invesco V.I. Government Securities		Invesco V.I. Growth and Income		Invesco V.I. High Yield
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$8,349	$4,078	$690	$201	$(27,382)	$128,348
Capital gains distributions	-	-	5,217	2,201	-	-
Realized capital gain (loss) on sales of fund shares	(4,651)	1,020	(614)	87	86,255	(214,991)
Change in unrealized appreciation/depreciation on investments during the year	(1,972)	(312)	(6,675)	(804)	13,039	407
Net increase (decrease) in net assets from operations	1,726	4,786	(1,382)	1,685	71,912	(86,236)

From contract owner transactions:
Variable annuity deposits	1	1,200	9,989	-	-	36,154
Contract owner maintenance charges	(355)	(277)	-	-	(122)	(341)
Terminations and withdrawals	(9,271)	(875)	(210)	(89)	(80,067)	(370,105)
Transfers between subaccounts, net	(200,245)	313,667	6,201	2,889	2,279,490	453,439
Net increase (decrease) in net assets from contract owner transactions	(209,870)	313,715	15,980	2,800	2,199,301	119,147
Net increase (decrease) in net assets	(208,144)	318,501	14,598	4,485	2,271,213	32,911
Net assets at beginning of year	330,382	11,881	19,514	15,029	111,781	78,870
Net assets at end of year	$122,238	$330,382	$34,112	$19,514	$2,382,994	$111,781

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Invesco V.I. International Growth		Invesco V.I. Managed Volatility		Invesco V.I. Mid Cap Core Equity
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(5,244)	$1,069	$746	$432	$(156)	$(89)
Capital gains distributions	-	-	41,088	1,385	8,551	1,765
Realized capital gain (loss) on sales of fund shares	(17,572)	1,631	587	(556)	(4,006)	490
Change in unrealized appreciation/depreciation on investments during the year	(22,335)	(2,779)	(45,682)	5,097	(10,320)	(2,925)
Net increase (decrease) in net assets from operations	(45,151)	(79)	(3,261)	6,358	(5,931)	(759)

From contract owner transactions:
Variable annuity deposits	39,712	12,087	-	8,099	8,319	20,948
Contract owner maintenance charges	(379)	(86)	(355)	(113)	(15)	(16)
Terminations and withdrawals	(148,989)	(672)	(16,245)	(901)	(1,120)	(1,063)
Transfers between subaccounts, net	197,673	114,779	(20,603)	114,333	49,515	(44,243)
Net increase (decrease) in net assets from contract owner transactions	88,017	126,108	(37,203)	121,418	56,699	(24,374)
Net increase (decrease) in net assets	42,866	126,029	(40,464)	127,776	50,768	(25,133)
Net assets at beginning of year	183,145	57,116	151,286	23,510	36,490	61,623
Net assets at end of year	$226,011	$183,145	$110,822	$151,286	$87,258	$36,490

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Invesco V.I. Mid Cap Growth		Invesco V.I. S&P 500 Index		Invesco V.I. Small Cap Equity
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(180)	$(65)	$(18,077)	$30,564	$(202)	$(91)
Capital gains distributions	1,486	-	146,251	-	6,616	1,941
Realized capital gain (loss) on sales of fund shares	4,557	16	1,477	10,309	444	434
Change in unrealized appreciation/depreciation on investments during the year	(4,104)	2,152	(347,045)	140,890	(10,686)	(2,253)
Net increase (decrease) in net assets from operations	1,759	2,103	(217,394)	181,763	(3,828)	31

From contract owner transactions:
Variable annuity deposits	5,284	960	42,464	47,858	3,962	1,194
Contract owner maintenance charges	(11)	(8)	(269)	(250)	(69)	(18)
Terminations and withdrawals	(397)	-	(138,264)	(179,176)	(16,224)	-
Transfers between subaccounts, net	(52,104)	47,963	2,126,636	3,275,030	44,028	6,034
Net increase (decrease) in net assets from contract owner transactions	(47,228)	48,915	2,030,567	3,143,462	31,697	7,210
Net increase (decrease) in net assets	(45,469)	51,018	1,813,173	3,325,225	27,869	7,241
Net assets at beginning of year	57,499	6,481	3,392,970	67,745	22,484	15,243
Net assets at end of year	$12,030	$57,499	$5,206,143	$3,392,970	$50,353	$22,484

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Ivy Funds VIP Asset Strategy		Ivy Funds VIP Balanced		Ivy Funds VIP Core Equity
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,149)	$(457)	$(134)	$(160)	$(207)	$(65)
Capital gains distributions	26,077	11,334	13,470	2,698	18,453	-
Realized capital gain (loss) on sales of fund shares	(890)	2,867	(3,758)	3,033	(5,028)	-
Change in unrealized appreciation/depreciation on investments during the year	(40,438)	(19,663)	(12,197)	(3,182)	(16,690)	431
Net increase (decrease) in net assets from operations	(16,400)	(5,919)	(2,619)	2,389	(3,472)	366

From contract owner transactions:
Variable annuity deposits	38,036	94,607	-	4,786	85,506	16,073
Contract owner maintenance charges	(31)	(37)	(77)	(107)	-	-
Terminations and withdrawals	(1,919)	(35,297)	(657)	(8,287)	(1,669)	-
Transfers between subaccounts, net	17,890	(8,942)	118,340	35,742	(5,260)	5,000
Net increase (decrease) in net assets from contract owner transactions	53,976	50,331	117,606	32,134	78,577	21,073
Net increase (decrease) in net assets	37,576	44,412	114,987	34,523	75,105	21,439
Net assets at beginning of year	123,865	79,453	112,140	77,617	21,439	-
Net assets at end of year	$161,441	$123,865	$227,127	$112,140	$96,544	$21,439

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Ivy Funds VIP Dividend Opportunities		Ivy Funds VIP Energy		Ivy Funds VIP Global Bond
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$791	$653	$(679)	$(628)	$3,664	$180
Capital gains distributions	10,465	7,043	545	4,352	-	-
Realized capital gain (loss) on sales of fund shares	(2,528)	40	(4,148)	4,432	(1,314)	(49)
Change in unrealized appreciation/depreciation on investments during the year	(10,726)	63	(23,267)	(13,674)	(5,290)	(3,865)
Net increase (decrease) in net assets from operations	(1,998)	7,799	(27,549)	(5,518)	(2,940)	(3,734)

From contract owner transactions:
Variable annuity deposits	-	-	23,018	29,589	-	1,926
Contract owner maintenance charges	-	-	(23)	(275)	-	-
Terminations and withdrawals	(58,886)	(97)	(13,488)	(11,756)	(47,974)	-
Transfers between subaccounts, net	25,247	24,420	35,756	(77,007)	45,025	110,844
Net increase (decrease) in net assets from contract owner transactions	(33,639)	24,323	45,263	(59,449)	(2,949)	112,770
Net increase (decrease) in net assets	(35,637)	32,122	17,714	(64,967)	(5,889)	109,036
Net assets at beginning of year	96,841	64,719	75,511	140,478	109,036	-
Net assets at end of year	$61,204	$96,841	$93,225	$75,511	$103,147	$109,036

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Ivy Funds VIP Global Growth_(c)	Ivy Funds VIP Global Natural Resources	Ivy Funds VIP Growth		Ivy Funds VIP High Income
	2015	2015	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$52	$(31)	$(820)	$(257)	$83,305	$113,463
Capital gains distributions	1,373	-	28,415	5,741	17,106	19,448
Realized capital gain (loss) on sales of fund shares	(20)	(28)	(32)	1,587	(126,667)	(30,513)
Change in unrealized appreciation/depreciation on investments during the year	(2,758)	(5,241)	(13,981)	826	(26,823)	(88,854)
Net increase (decrease) in net assets from operations	(1,353)	(5,300)	13,582	7,897	(53,079)	13,544

From contract owner transactions:
Variable annuity deposits	-	-	35,967	181,260	17,500	385,544
Contract owner maintenance charges	(7)	-	(319)	(145)	(191)	(351)
Terminations and withdrawals	(147)	(112)	(2,409)	(679)	(202,090)	(135,819)
Transfers between subaccounts, net	29,223	19,604	20,277	(5,283)	(109,419)	(1,413,696)
Net increase (decrease) in net assets from contract owner transactions	29,069	19,492	53,516	175,153	(294,200)	(1,164,322)
Net increase (decrease) in net assets	27,716	14,192	67,098	183,050	(347,279)	(1,150,778)
Net assets at beginning of year	-	-	210,721	27,671	862,829	2,013,607
Net assets at end of year	$27,716	$14,192	$277,819	$210,721	$515,550	$862,829

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Ivy Funds VIP International Core Equity		Ivy Funds VIP Limited-Term Bond		Ivy Funds VIP Mid Cap Growth
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,741	$4,242	$3,951	$101	$(528)	$(489)
Capital gains distributions	59,133	17,295	-	109	8,868	7,338
Realized capital gain (loss) on sales of fund shares	17,085	543	(2,253)	(323)	2,972	5,549
Change in unrealized appreciation/depreciation on investments during the year	(87,632)	(29,705)	(2,212)	563	(18,990)	(7,010)
Net increase (decrease) in net assets from operations	(7,673)	(7,625)	(514)	450	(7,678)	5,388

From contract owner transactions:
Variable annuity deposits	33,100	272,176	7,501	-	3,962	25,538
Contract owner maintenance charges	(502)	(163)	(71)	(18)	(59)	-
Terminations and withdrawals	(31,991)	(3,397)	(133,763)	(235)	-	(2,244)
Transfers between subaccounts, net	138,030	47,955	311,538	(7,916)	20,422	(66,075)
Net increase (decrease) in net assets from contract owner transactions	138,637	316,571	185,205	(8,169)	24,325	(42,781)
Net increase (decrease) in net assets	130,964	308,946	184,691	(7,719)	16,647	(37,393)
Net assets at beginning of year	501,010	192,064	74,818	82,537	74,670	112,063
Net assets at end of year	$631,974	$501,010	$259,509	$74,818	$91,317	$74,670

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Ivy Funds VIP Real Estate Securities		Ivy Funds VIP Science and Technology		Ivy Funds VIP Small Cap Growth
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(277)	$6	$(1,915)	$(1,828)	$(719)	$(79)
Capital gains distributions	17,770	3,609	13,240	19,767	8,200	-
Realized capital gain (loss) on sales of fund shares	1,094	599	(6,331)	10,010	(1,029)	1
Change in unrealized appreciation/depreciation on investments during the year	(17,887)	9,414	(17,223)	(28,154)	(14,936)	748
Net increase (decrease) in net assets from operations	700	13,628	(12,229)	(205)	(8,484)	670

From contract owner transactions:
Variable annuity deposits	-	37,680	58,598	24,691	22,638	50,263
Contract owner maintenance charges	(56)	-	(26)	(276)	-	-
Terminations and withdrawals	(19,060)	(909)	(48,986)	(1,161)	(12,383)	(52)
Transfers between subaccounts, net	137,516	(1,754)	44,306	(73,220)	88,023	-
Net increase (decrease) in net assets from contract owner transactions	118,400	35,017	53,892	(49,966)	98,278	50,211
Net increase (decrease) in net assets	119,100	48,645	41,663	(50,171)	89,794	50,881
Net assets at beginning of year	67,718	19,073	145,335	195,506	50,881	-
Net assets at end of year	$186,818	$67,718	$186,998	$145,335	$140,675	$50,881

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Ivy Funds VIP Small Cap Value		Ivy Funds VIP Value		Janus Aspen Enterprise
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(458)	$(191)	$497	$456	$(535)	$(1,074)
Capital gains distributions	9,635	564	23,170	11,091	32,982	10,605
Realized capital gain (loss) on sales of fund shares	(713)	(9)	(350)	196	(1,112)	7,819
Change in unrealized appreciation/depreciation on investments during the year	(16,915)	1,750	(32,164)	3,426	(28,255)	(614)
Net increase (decrease) in net assets from operations	(8,451)	2,114	(8,847)	15,169	3,080	16,736

From contract owner transactions:
Variable annuity deposits	12,113	104,627	22,846	189,684	16,514	-
Contract owner maintenance charges	(239)	(110)	(307)	(259)	-	-
Terminations and withdrawals	(1,983)	(442)	(2,241)	(835)	(20,458)	-
Transfers between subaccounts, net	22,704	-	(146,180)	126,185	82,847	79,102
Net increase (decrease) in net assets from contract owner transactions	32,595	104,075	(125,882)	314,775	78,903	79,102
Net increase (decrease) in net assets	24,144	106,189	(134,729)	329,944	81,983	95,838
Net assets at beginning of year	109,845	3,656	329,944	-	210,648	114,810
Net assets at end of year	$133,989	$109,845	$195,215	$329,944	$292,631	$210,648

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Janus Aspen Forty		Janus Aspen Janus Portfolio		Janus Aspen Overseas
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(849)	$(363)	$37	$(31)	$(412)	$294
Capital gains distributions	30,873	11,347	18,391	974	3,073	1,280
Realized capital gain (loss) on sales of fund shares	(10,455)	(3,126)	(6,789)	3	(9,736)	(188)
Change in unrealized appreciation/depreciation on investments during the year	(2,015)	(935)	(6,872)	641	(9,110)	(4,015)
Net increase (decrease) in net assets from operations	17,554	6,923	4,767	1,587	(16,185)	(2,629)

From contract owner transactions:
Variable annuity deposits	-	8,505	24,787	-	100,464	35
Contract owner maintenance charges	(102)	(164)	(30)	-	-	-
Terminations and withdrawals	(11,743)	(271)	(36,932)	-	(914)	(17)
Transfers between subaccounts, net	(75,023)	126,524	22,484	-	(2,973)	13,614
Net increase (decrease) in net assets from contract owner transactions	(86,868)	134,594	10,309	-	96,577	13,632
Net increase (decrease) in net assets	(69,314)	141,517	15,076	1,587	80,392	11,003
Net assets at beginning of year	148,336	6,819	14,567	12,980	16,867	5,864
Net assets at end of year	$79,022	$148,336	$29,643	$14,567	$97,259	$16,867

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Janus Aspen Perkins Mid Cap Value		JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust Intrepid MidCap Portfolio
	2015	2014	2015	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,911	$2,264	$(182)	$(692)	$(601)
Capital gains distributions	31,262	26,802	-	15,586	7,887
Realized capital gain (loss) on sales of fund shares	133	66	(16)	(8,097)	(254)
Change in unrealized appreciation/depreciation on investments during the year	(46,897)	(7,945)	(283)	(14,881)	3,625
Net increase (decrease) in net assets from operations	(13,591)	21,187	(481)	(8,084)	10,657

From contract owner transactions:
Variable annuity deposits	-	-	-	20,545	33,393
Contract owner maintenance charges	-	-	-	-	-
Terminations and withdrawals	(6,207)	-	-	(34,681)	(30)
Transfers between subaccounts, net	43,128	-	77,287	(39,769)	58,687
Net increase (decrease) in net assets from contract owner transactions	36,921	-	77,287	(53,905)	92,050
Net increase (decrease) in net assets	23,330	21,187	76,806	(61,989)	102,707
Net assets at beginning of year	287,658	266,471	-	125,530	22,823
Net assets at end of year	$310,988	$287,658	$76,806	$63,541	$125,530

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	JPMorgan Insurance Trust Small Cap Core Portfolio		JPMorgan Insurance Trust US Equity Portfolio		Lord Abbett Series Bond-Debenture VC
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(714)	$(94)	$525	$(79)	$66,837	$414,811
Capital gains distributions	7,592	395	4,715	-	3,044	204,171
Realized capital gain (loss) on sales of fund shares	(3,743)	1,023	20	5	(690,671)	(3,734)
Change in unrealized appreciation/depreciation on investments during the year	(11,345)	961	(4,516)	4,491	483,285	(562,785)
Net increase (decrease) in net assets from operations	(8,210)	2,285	744	4,417	(137,505)	52,463

From contract owner transactions:
Variable annuity deposits	11,490	8,665	-	-	41,432	34,286
Contract owner maintenance charges	-	-	(361)	(89)	(269)	(66)
Terminations and withdrawals	(1,806)	(10,392)	(20)	-	(75,889)	(13,292)
Transfers between subaccounts, net	31,217	30,817	5,993	98,292	(3,917,369)	9,143,866
Net increase (decrease) in net assets from contract owner transactions	40,901	29,090	5,612	98,203	(3,952,095)	9,164,794
Net increase (decrease) in net assets	32,691	31,375	6,356	102,620	(4,089,600)	9,217,257
Net assets at beginning of year	51,078	19,703	102,620	-	9,277,978	60,721
Net assets at end of year	$83,769	$51,078	$108,976	$102,620	$5,188,378	$9,277,978

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Lord Abbett Series Calibrated Dividend Growth VC	Lord Abbett Series Developing Growth VC		Lord Abbett Series Fundamental Equity VC
	2015	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$71	$(1,642)	$(1,448)	$(408)	$369
Capital gains distributions	593	1,402	869	3,474	22,731
Realized capital gain (loss) on sales of fund shares	(3)	1,169	(30,927)	(22,960)	492
Change in unrealized appreciation/depreciation on investments during the year	(920)	(18,306)	(11,999)	20,582	(20,582)
Net increase (decrease) in net assets from operations	(259)	(17,377)	(43,505)	688	3,010

From contract owner transactions:
Variable annuity deposits	6,799	57,502	19,797	-	-
Contract owner maintenance charges	-	(12)	(45)	(79)	(41)
Terminations and withdrawals	-	(14,074)	(3,272)	-	(196)
Transfers between subaccounts, net	-	(29,709)	(44,929)	(147,074)	143,692
Net increase (decrease) in net assets from contract owner transactions	6,799	13,707	(28,449)	(147,153)	143,455
Net increase (decrease) in net assets	6,540	(3,670)	(71,954)	(146,465)	146,465
Net assets at beginning of year	-	175,232	247,186	146,465	-
Net assets at end of year	$6,540	$171,562	$175,232	$-	$146,465

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Lord Abbett Series Growth and Income VC		Lord Abbett Series Growth Opportunities VC		Lord Abbett Series Mid Cap Stock VC
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$58	$18	$(445)	$(77)	$23	$85
Capital gains distributions	404	-	1,018	1,831	1,226	-
Realized capital gain (loss) on sales of fund shares	12	15	(9,396)	2,069	46	1
Change in unrealized appreciation/depreciation on investments during the year	(732)	484	696	(1,251)	(2,175)	(71)
Net increase (decrease) in net assets from operations	(258)	517	(8,127)	2,572	(880)	15

From contract owner transactions:
Variable annuity deposits	-	-	-	-	-	20,364
Contract owner maintenance charges	-	-	(22)	-	-	-
Terminations and withdrawals	-	(18)	(1,253)	(85)	(5)	(9)
Transfers between subaccounts, net	-	-	4,911	6,582	(779)	749
Net increase (decrease) in net assets from contract owner transactions	-	(18)	3,636	6,497	(784)	21,104
Net increase (decrease) in net assets	(258)	499	(4,491)	9,069	(1,664)	21,119
Net assets at beginning of year	7,752	7,253	9,069	-	21,119	-
Net assets at end of year	$7,494	$7,752	$4,578	$9,069	$19,455	$21,119

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Lord Abbett Series Total Return VC		Lord Abbett Series Value Opportunities VC		MFS VIT Emerging Markets Equity
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$6,119	$3,902	$(141)	$(94)	$(127)	$(10)
Capital gains distributions	443	422	1,210	4,773	-	-
Realized capital gain (loss) on sales of fund shares	(3,831)	1,971	(2,632)	(846)	(8,179)	(1,337)
Change in unrealized appreciation/depreciation on investments during the year	(6,683)	1,535	440	(3,474)	(5,525)	(7,512)
Net increase (decrease) in net assets from operations	(3,952)	7,830	(1,123)	359	(13,831)	(8,859)

From contract owner transactions:
Variable annuity deposits	8,273	14,542	-	23,752	7,611	2,500
Contract owner maintenance charges	(286)	(113)	(5)	(3)	(55)	(1)
Terminations and withdrawals	(12,449)	(9,390)	(15,739)	(497)	(11,686)	(21,711)
Transfers between subaccounts, net	(50,027)	137,069	3,576	9,598	1,797	68,437
Net increase (decrease) in net assets from contract owner transactions	(54,489)	142,108	(12,168)	32,850	(2,333)	49,225
Net increase (decrease) in net assets	(58,441)	149,938	(13,291)	33,209	(16,164)	40,366
Net assets at beginning of year	245,881	95,943	33,209	-	100,418	60,052
Net assets at end of year	$187,440	$245,881	$19,918	$33,209	$84,254	$100,418

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	MFS VIT Global Tactical Allocation	MFS VIT High Yield		MFS VIT II MA Investors Growth Stock(c)
	2015	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$442	$20,024	$(3,592)	$(44)	$(16)
Capital gains distributions	187	-	-	-	576
Realized capital gain (loss) on sales of fund shares	(84)	(147,972)	(59,369)	3,245	17
Change in unrealized appreciation/depreciation on investments during the year	(1,046)	(259)	(143)	(1,133)	440
Net increase (decrease) in net assets from operations	(501)	(128,207)	(63,104)	2,068	1,017

From contract owner transactions:
Variable annuity deposits	11,570	36	-	212	-
Contract owner maintenance charges	-	(148)	(341)	-	-
Terminations and withdrawals	(1,000)	(1,334,730)	(297,505)	(1,290)	(196)
Transfers between subaccounts, net	-	4,610,100	369,585	(23,864)	12,291
Net increase (decrease) in net assets from contract owner transactions	10,570	3,275,258	71,739	(24,942)	12,095
Net increase (decrease) in net assets	10,069	3,147,051	8,635	(22,874)	13,112
Net assets at beginning of year	-	8,635	-	22,874	9,762
Net assets at end of year	$10,069	$3,155,686	$8,635	$-	$22,874
(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	MFS VIT II Research International_(c)		MFS VIT International Value(b)		MFS VIT New Discovery
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,292	$451	$3,709	$841	$(681)	$(680)
Capital gains distributions	953	-	3,360	-	1,812	44,558
Realized capital gain (loss) on sales of fund shares	(1,531)	(846)	1,272	(20)	(13,395)	(25,664)
Change in unrealized appreciation/depreciation on investments during the year	(9,799)	(4,177)	1,567	(4,322)	18,684	(33,404)
Net increase (decrease) in net assets from operations	(7,085)	(4,572)	9,908	(3,501)	6,420	(15,190)

From contract owner transactions:
Variable annuity deposits	62,922	16,629	65,608	25,149	-	4,312
Contract owner maintenance charges	-	-	(1)	-	(124)	(358)
Terminations and withdrawals	(2,196)	(12,041)	(63,975)	(40)	(792)	(190)
Transfers between subaccounts, net	4,188	16,067	227,058	93,732	(94,761)	36,929
Net increase (decrease) in net assets from contract owner transactions	64,914	20,655	228,690	118,841	(95,677)	40,693
Net increase (decrease) in net assets	57,829	16,083	238,598	115,340	(89,257)	25,503
Net assets at beginning of year	51,685	35,602	115,340	-	132,663	107,160
Net assets at end of year	$109,514	$51,685	$353,938	$115,340	$43,406	$132,663
(b)  Prior year new subaccount.  See Note 1.
(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	MFS VIT Research		MFS VIT Total Return		MFS VIT Total Return Bond(c)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$218	$118	$3,077	$4,840	$6,005	$3,265
Capital gains distributions	8,885	4,702	6,163	9,369	-	-
Realized capital gain (loss) on sales of fund shares	(5,570)	1,717	202	13,569	(302)	17,434
Change in unrealized appreciation/depreciation on investments during the year	(7,193)	(1,858)	(12,585)	(13,140)	(9,330)	3,790
Net increase (decrease) in net assets from operations	(3,660)	4,679	(3,143)	14,638	(3,627)	24,489

From contract owner transactions:
Variable annuity deposits	64,410	1,838	20,385	16,829	58,641	-
Contract owner maintenance charges	(50)	(22)	(122)	(636)	(100)	(91)
Terminations and withdrawals	(1,284)	(1,813)	(9,391)	(4,556)	(2,540)	(16,039)
Transfers between subaccounts, net	(47,816)	(397)	93,764	(239,063)	(85,502)	92,079
Net increase (decrease) in net assets from contract owner transactions	15,260	(394)	104,636	(227,426)	(29,501)	75,949
Net increase (decrease) in net assets	11,600	4,285	101,493	(212,788)	(33,128)	100,438
Net assets at beginning of year	49,697	45,412	49,692	262,480	255,919	155,481
Net assets at end of year	$61,297	$49,697	$151,185	$49,692	$222,791	$255,919
(c)  Name change.  See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	MFS VIT Utilities		Morgan Stanley UIF Emerging Markets Debt		Morgan Stanley UIF Emerging Markets Equity
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$14,218	$3,955	$14,654	$28,921	$(378)	$43
Capital gains distributions	33,823	13,060	-	4,204	-	-
Realized capital gain (loss) on sales of fund shares	(14,813)	15,450	(993)	(29,232)	(8,497)	531
Change in unrealized appreciation/depreciation on investments during the year	(114,170)	(870)	(31,302)	120	(27,517)	(347)
Net increase (decrease) in net assets from operations	(80,942)	31,595	(17,641)	4,013	(36,392)	227

From contract owner transactions:
Variable annuity deposits	71,842	140,986	5,182	155,932	112,445	4,551
Contract owner maintenance charges	(121)	(89)	(237)	(139)	(128)	(2)
Terminations and withdrawals	(73,396)	(30,594)	(8,738)	-	(15,603)	(124)
Transfers between subaccounts, net	(115,631)	245,266	286,208	(141,278)	148,487	3,688
Net increase (decrease) in net assets from contract owner transactions	(117,306)	355,569	282,415	14,515	245,201	8,113
Net increase (decrease) in net assets	(198,248)	387,164	264,774	18,528	208,809	8,340
Net assets at beginning of year	570,613	183,449	23,172	4,644	8,340	-
Net assets at end of year	$372,365	$570,613	$287,946	$23,172	$217,149	$8,340

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Neuberger Berman AMT Guardian		Neuberger Berman AMT Socially Responsive		Oppenheimer Global Fund/VA
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(344)	$(131)	$(11)	$(13)	$741	$466
Capital gains distributions	16,981	2,129	781	-	24,534	4,275
Realized capital gain (loss) on sales of fund shares	(2,470)	63	29	109	(23,759)	1,217
Change in unrealized appreciation/depreciation on investments during the year	(18,445)	294	(795)	297	(25,046)	(5,948)
Net increase (decrease) in net assets from operations	(4,278)	2,355	4	393	(23,530)	10

From contract owner transactions:
Variable annuity deposits	-	53,237	13,500	-	120,191	5,631
Contract owner maintenance charges	-	-	-	-	(290)	(61)
Terminations and withdrawals	-	(198)	(111)	(74)	(41,445)	(374)
Transfers between subaccounts, net	(13,189)	-	4,465	(240)	155,858	28,114
Net increase (decrease) in net assets from contract owner transactions	(13,189)	53,039	17,854	(314)	234,314	33,310
Net increase (decrease) in net assets	(17,467)	55,394	17,858	79	210,784	33,320
Net assets at beginning of year	68,496	13,102	4,384	4,305	83,680	50,360
Net assets at end of year	$51,029	$68,496	$22,242	$4,384	$294,464	$83,680

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Oppenheimer Global Strategic Income Fund/VA		Oppenheimer International Growth Fund/VA		Oppenheimer Main Street Small Cap Fund/VA
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,043)	$(698)	$1,979	$2,808	$827	$137
Capital gains distributions	-	-	42,708	14,804	72,004	27,480
Realized capital gain (loss) on sales of fund shares	(59,436)	24,402	(2,652)	(12,365)	(17,567)	5,127
Change in unrealized appreciation/depreciation on investments during the year	(936)	(7,769)	(22,818)	(72,868)	(95,077)	(9,410)
Net increase (decrease) in net assets from operations	(62,415)	15,935	19,217	(67,621)	(39,813)	23,334

From contract owner transactions:
Variable annuity deposits	14,235	-	-	478,344	8,499	17,129
Contract owner maintenance charges	(34)	(17)	(9)	(321)	(245)	-
Terminations and withdrawals	(2,686)	(10,878)	(33,575)	(1,197)	(5,785)	(13,214)
Transfers between subaccounts, net	55,297	(3,177,101)	(33,424)	52,168	230,263	9,796
Net increase (decrease) in net assets from contract owner transactions	66,812	(3,187,996)	(67,008)	528,994	232,732	13,711
Net increase (decrease) in net assets	4,397	(3,172,061)	(47,791)	461,373	192,919	37,045
Net assets at beginning of year	45,250	3,217,311	644,702	183,329	234,553	197,508
Net assets at end of year	$49,647	$45,250	$596,911	$644,702	$427,472	$234,553

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	PIMCO VIT All Asset		PIMCO VIT CommodityRealReturn Strategy		PIMCO VIT Emerging Markets Bond
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,617	$8,002	$1,120	$(42)	$18,118	$19,603
Capital gains distributions	-	-	-	-	2,031	8,555
Realized capital gain (loss) on sales of fund shares	(5,816)	(758)	(6,224)	(1,617)	(27,157)	(28,912)
Change in unrealized appreciation/depreciation on investments during the year	(15,413)	(8,084)	(8,457)	(3,531)	(10,590)	(11,714)
Net increase (decrease) in net assets from operations	(16,612)	(840)	(13,561)	(5,190)	(17,598)	(12,468)

From contract owner transactions:
Variable annuity deposits	24,625	14,988	94	13,245	12,862	214,711
Contract owner maintenance charges	-	-	(49)	(11)	(236)	(287)
Terminations and withdrawals	(70,384)	(105,539)	(7,976)	(12,445)	(35,680)	(11,625)
Transfers between subaccounts, net	26,461	39,046	25,097	3,578	73,497	(141,555)
Net increase (decrease) in net assets from contract owner transactions	(19,298)	(51,505)	17,166	4,367	50,443	61,244
Net increase (decrease) in net assets	(35,910)	(52,345)	3,605	(823)	32,845	48,776
Net assets at beginning of year	187,508	239,853	29,406	30,229	345,868	297,092
Net assets at end of year	$151,598	$187,508	$33,011	$29,406	$378,713	$345,868

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	PIMCO VIT Foreign Bond (Unhedged)		PIMCO VIT Global Bond (Unhedged)		PIMCO VIT Global Multi-Asset Managed Allocation
	2015	2014	2015	2014	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$216	$602	$267	$1,025	$(36)
Capital gains distributions	71	57	-	724	-
Realized capital gain (loss) on sales of fund shares	(1,009)	1,666	(2,358)	(1,046)	(708)
Change in unrealized appreciation/depreciation on investments during the year	(1,117)	(467)	1,116	1,043	-
Net increase (decrease) in net assets from operations	(1,839)	1,858	(975)	1,746	(744)

From contract owner transactions:
Variable annuity deposits	22,764	700	-	-	-
Contract owner maintenance charges	-	-	(31)	(114)	(5)
Terminations and withdrawals	(15,276)	(1,122)	(12,871)	(585)	(1)
Transfers between subaccounts, net	450	(12,345)	-	(33,077)	750
Net increase (decrease) in net assets from contract owner transactions	7,938	(12,767)	(12,902)	(33,776)	744
Net increase (decrease) in net assets	6,099	(10,909)	(13,877)	(32,030)	-
Net assets at beginning of year	19,471	30,380	24,593	56,623	-
Net assets at end of year	$25,570	$19,471	$10,716	$24,593	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	PIMCO VIT High Yield		PIMCO VIT Low Duration Administrative Class(e)		PIMCO VIT Low Duration Advisor Class
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$97,127	$59,181	$1,107	$467	$32,025	$2,842
Capital gains distributions	4,193	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(82,803)	(142,107)	178	611	(6,537)	(972)
Change in unrealized appreciation/depreciation on investments during the year	(14,550)	(5,964)	(1,218)	(728)	(28,562)	(3,691)
Net increase (decrease) in net assets from operations	3,967	(88,890)	67	350	(3,074)	(1,821)

From contract owner transactions:
Variable annuity deposits	-	31,835	-	-	72,441	146,774
Contract owner maintenance charges	(667)	(404)	(290)	(351)	(616)	(56)
Terminations and withdrawals	(2,330,892)	(342,782)	(20,586)	(601)	(155,360)	(73,941)
Transfers between subaccounts, net	2,477,954	(40,101)	14	(18,701)	616,367	207,367
Net increase (decrease) in net assets from contract owner transactions	146,395	(351,452)	(20,862)	(19,653)	532,832	280,144
Net increase (decrease) in net assets	150,362	(440,342)	(20,795)	(19,303)	529,758	278,323
Net assets at beginning of year	106,657	546,999	51,273	70,576	721,304	442,981
Net assets at end of year	$257,019	$106,657	$30,478	$51,273	$1,251,062	$721,304
(e)  Closed to new investments.  See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	PIMCO VIT Real Return Administrative Class(e)		PIMCO VIT Real Return Advisor Class		PIMCO VIT Short-Term
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(12)	$248	$21,785	$4,658	$2,785	$363
Capital gains distributions	-	-	-	-	1,094	192
Realized capital gain (loss) on sales of fund shares	(863)	(4)	(16,280)	(19,920)	(2,345)	1,296
Change in unrealized appreciation/depreciation on investments during the year	927	340	(30,390)	27,145	1,410	(748)
Net increase (decrease) in net assets from operations	52	584	(24,885)	11,883	2,944	1,103

From contract owner transactions:
Variable annuity deposits	-	-	2,862	155,815	38,037	115,623
Contract owner maintenance charges	(28)	(86)	(240)	(174)	(59)	(59)
Terminations and withdrawals	(21,165)	-	(75,352)	(9,645)	(567,168)	(20,451)
Transfers between subaccounts, net	57	-	129,586	(52,563)	1,967,102	286,757
Net increase (decrease) in net assets from contract owner transactions	(21,136)	(86)	56,856	93,433	1,437,912	381,870
Net increase (decrease) in net assets	(21,084)	498	31,971	105,316	1,440,856	382,973
Net assets at beginning of year	21,084	20,586	560,760	455,444	657,175	274,202
Net assets at end of year	$-	$21,084	$592,731	$560,760	$2,098,031	$657,175
(e)  Closed to new investments.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	PIMCO VIT Total Return Administrative Class_(e)		PIMCO VIT Total Return Advisor Class		Pioneer Bond VCT
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$931	$1,552	$102,930	$21,762	$6,410	$2,241
Capital gains distributions	92	-	29,032	-	3,494	669
Realized capital gain (loss) on sales of fund shares	477	1,970	(26,152)	19,921	(1,174)	269
Change in unrealized appreciation/depreciation on investments during the year	(1,254)	635	(134,966)	29,329	(14,535)	394
Net increase (decrease) in net assets from operations	246	4,157	(29,156)	71,012	(5,805)	3,573

From contract owner transactions:
Variable annuity deposits	-	-	131,746	414,172	38,335	51,098
Contract owner maintenance charges	(19)	(217)	(405)	(518)	(245)	-
Terminations and withdrawals	(35,857)	(6,279)	(613,036)	(177,301)	(9,235)	(95)
Transfers between subaccounts, net	(57)	(86,382)	1,650,822	435,379	214,149	88,058
Net increase (decrease) in net assets from contract owner transactions	(35,933)	(92,878)	1,169,127	671,732	243,004	139,061
Net increase (decrease) in net assets	(35,687)	(88,721)	1,139,971	742,744	237,199	142,634
Net assets at beginning of year	44,157	132,878	1,544,256	801,512	161,207	18,573
Net assets at end of year	$8,470	$44,157	$2,684,227	$1,544,256	$398,406	$161,207
(e)  Closed to new investments.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Pioneer Emerging Markets VCT		Pioneer Equity Income VCT		Pioneer High Yield VCT
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,503	$(189)	$698	$1,048	$6,363	$41,447
Capital gains distributions	18,740	-	1,782	-	1,928	26,335
Realized capital gain (loss) on sales of fund shares	(7,250)	(1,383)	523	29	(45,370)	(167,475)
Change in unrealized appreciation/depreciation on investments during the year	(35,671)	(21,495)	(3,455)	4,333	5,449	(7,165)
Net increase (decrease) in net assets from operations	(19,678)	(23,067)	(452)	5,410	(31,630)	(106,858)

From contract owner transactions:
Variable annuity deposits	4,166	130,943	-	-	-	228,890
Contract owner maintenance charges	-	-	(49)	(45)	(58)	(213)
Terminations and withdrawals	(382)	(215)	(30)	-	(20,077)	(41,504)
Transfers between subaccounts, net	1,837	1,511	368	-	(242,637)	69,112
Net increase (decrease) in net assets from contract owner transactions	5,621	132,239	289	(45)	(262,772)	256,285
Net increase (decrease) in net assets	(14,057)	109,172	(163)	5,365	(294,402)	149,427
Net assets at beginning of year	109,172	-	49,536	44,171	313,157	163,730
Net assets at end of year	$95,115	$109,172	$49,373	$49,536	$18,755	$313,157

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014
	Pioneer Real Estate Shares VCT	Pioneer Strategic Income VCT		Power Income VIT
	2015	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$82	$2,690	$1,013	$5,648	$56,123
Capital gains distributions	1	731	381	-	27,946
Realized capital gain (loss) on sales of fund shares	509	(333)	(4)	(107,246)	20,437
Change in unrealized appreciation/depreciation on investments during the year	748	(7,424)	(327)	81,763	(105,821)
Net increase (decrease) in net assets from operations	1,340	(4,336)	1,063	(19,835)	(1,315)

From contract owner transactions:
Variable annuity deposits	-	43,166	867	26,437	144,309
Contract owner maintenance charges	-	(14)	-	(279)	(336)
Terminations and withdrawals	-	(5,806)	(103)	(255,819)	(514,390)
Transfers between subaccounts, net	73,002	76,564	233	(1,326,934)	244,074
Net increase (decrease) in net assets from contract owner transactions	73,002	113,910	997	(1,556,595)	(126,343)
Net increase (decrease) in net assets	74,342	109,574	2,060	(1,576,430)	(127,658)
Net assets at beginning of year	-	34,360	32,300	1,841,330	1,968,988
Net assets at end of year	$74,342	$143,934	$34,360	$264,900	$1,841,330

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Probabilities Fund		Putnam VT Absolute Return 500		Putnam VT Capital Opportunities
	2015	2014	2015	2014	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(112,320)	$(128,316)	$(7,381)	$(4,507)	$(43)
Capital gains distributions	1,094,173	-	7,587	6,227	6,974
Realized capital gain (loss) on sales of fund shares	81,325	137,557	(288)	12,022	(9,467)
Change in unrealized appreciation/depreciation on investments during the year	(1,765,351)	348,800	(21,401)	(5,293)	-
Net increase (decrease) in net assets from operations	(702,173)	358,041	(21,483)	8,449	(2,536)

From contract owner transactions:
Variable annuity deposits	319,304	2,802,906	100,083	13,000	-
Contract owner maintenance charges	(5,295)	(7,019)	-	(554)	-
Terminations and withdrawals	(1,799,963)	(4,408,970)	(92,343)	(4,400)	(49,093)
Transfers between subaccounts, net	(846,105)	(179,329)	1,344,174	(256,128)	51,629
Net increase (decrease) in net assets from contract owner transactions	(2,332,059)	(1,792,412)	1,351,914	(248,082)	2,536
Net increase (decrease) in net assets	(3,034,232)	(1,434,371)	1,330,431	(239,633)	-
Net assets at beginning of year	11,566,075	13,000,446	239,055	478,688	-
Net assets at end of year	$8,531,843	$11,566,075	$1,569,486	$239,055	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Putnam VT Diversified Income		Putnam VT Equity Income		Putnam VT Global Asset Allocation
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$10,110	$4,449	$4,295	$985	$(216)	$(20)
Capital gains distributions	-	-	-	-	2,311	-
Realized capital gain (loss) on sales of fund shares	(3,015)	(1,126)	19,046	1,868	(2,796)	-
Change in unrealized appreciation/depreciation on investments during the year	(11,146)	(3,870)	(51,350)	53,566	(3,969)	105
Net increase (decrease) in net assets from operations	(4,051)	(547)	(28,009)	56,419	(4,670)	85

From contract owner transactions:
Variable annuity deposits	14,033	24,270	44,548	283,547	-	10,000
Contract owner maintenance charges	-	-	(25)	-	-	-
Terminations and withdrawals	(40,482)	-	(118,489)	-	-	-
Transfers between subaccounts, net	41,745	73,144	187,007	269,249	103,917	-
Net increase (decrease) in net assets from contract owner transactions	15,296	97,414	113,041	552,796	103,917	10,000
Net increase (decrease) in net assets	11,245	96,867	85,032	609,215	99,247	10,085
Net assets at beginning of year	148,684	51,817	660,264	51,049	10,085	-
Net assets at end of year	$159,929	$148,684	$745,296	$660,264	$109,332	$10,085

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Putnam VT Growth Opportunities		Putnam VT High Yield		Putnam VT Income
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(7)	$(242)	$46,654	$478,450	$56,090	$5,691
Capital gains distributions	10,860	385	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(2,808)	2,423	(50,716)	107,442	(43,716)	503
Change in unrealized appreciation/depreciation on investments during the year	(9,475)	7,743	(6,083)	(294,096)	(9,353)	(2,880)
Net increase (decrease) in net assets from operations	(1,430)	10,309	(10,145)	291,796	3,021	3,314

From contract owner transactions:
Variable annuity deposits	-	-	140	280,626	90,934	73,117
Contract owner maintenance charges	(46)	(10)	(228)	(1,292)	-	(19)
Terminations and withdrawals	(5,962)	(3,571)	(727,697)	(3,514,657)	(33,545)	(5,669)
Transfers between subaccounts, net	(85,093)	159,086	754,165	(5,560,106)	(1,730,932)	1,672,779
Net increase (decrease) in net assets from contract owner transactions	(91,101)	155,505	26,380	(8,795,429)	(1,673,543)	1,740,208
Net increase (decrease) in net assets	(92,531)	165,814	16,235	(8,503,633)	(1,670,522)	1,743,522
Net assets at beginning of year	165,814	-	128,134	8,631,767	1,856,953	113,431
Net assets at end of year	$73,283	$165,814	$144,369	$128,134	$186,431	$1,856,953

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Putnam VT Investors		Putnam VT Voyager	Rydex VIF Banking
	2015	2014	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$781	$(425)	$111	$(821)	$1,865
Capital gains distributions	-	-	310	-	32,296
Realized capital gain (loss) on sales of fund shares	2,288	30	(1,488)	(23,904)	(2,398)
Change in unrealized appreciation/depreciation on investments during the year	(6,783)	7,580	-	20,382	(26,493)
Net increase (decrease) in net assets from operations	(3,714)	7,185	(1,067)	(4,343)	5,270

From contract owner transactions:
Variable annuity deposits	-	39,194	-	-	1,764
Contract owner maintenance charges	(382)	(93)	-	(31)	(98)
Terminations and withdrawals	(20,139)	(414)	(77)	(96,482)	(24,743)
Transfers between subaccounts, net	(20,272)	112,772	1,144	20,713	15,914
Net increase (decrease) in net assets from contract owner transactions	(40,793)	151,459	1,067	(75,800)	(7,163)
Net increase (decrease) in net assets	(44,507)	158,644	-	(80,143)	(1,893)
Net assets at beginning of year	158,644	-	-	170,896	172,789
Net assets at end of year	$114,137	$158,644	$-	$90,753	$170,896

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Rydex VIF Basic Materials		Rydex VIF Biotechnology		Rydex VIF Commodities Strategy
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(479)	$6,833	$(6,636)	$(2,262)	$(511)	$(1,011)
Capital gains distributions	-	19,832	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(29,795)	22,646	(50,141)	25,546	(55,960)	(8,231)
Change in unrealized appreciation/depreciation on investments during the year	16,812	(30,455)	(24,926)	(4,744)	(6,032)	(12,231)
Net increase (decrease) in net assets from operations	(13,462)	18,856	(81,703)	18,540	(62,503)	(21,473)

From contract owner transactions:
Variable annuity deposits	4,436	184,529	183,100	57,678	-	9,537
Contract owner maintenance charges	(128)	(109)	(235)	(25)	(27)	(36)
Terminations and withdrawals	(107,617)	(77,369)	(175,495)	(5,784)	(10,655)	(306,961)
Transfers between subaccounts, net	(28,803)	(196,154)	266,549	(47,856)	83,118	328,260
Net increase (decrease) in net assets from contract owner transactions	(132,112)	(89,103)	273,919	4,013	72,436	30,800
Net increase (decrease) in net assets	(145,574)	(70,247)	192,216	22,553	9,933	9,327
Net assets at beginning of year	201,252	271,499	160,505	137,952	33,094	23,767
Net assets at end of year	$55,678	$201,252	$352,721	$160,505	$43,027	$33,094

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

		Rydex VIF Consumer Products	Rydex VIF Dow 2x Strategy		Rydex VIF Electronics
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,944)	$8,564	$(2,130)	$(630)	$(1,102)	$(264)
Capital gains distributions	17,620	142,933	122,556	76,921	-	-
Realized capital gain (loss) on sales of fund shares	(84,343)	(26,445)	(190,771)	(11,883)	7,898	2,936
Change in unrealized appreciation/depreciation on investments during the year	6,306	(14,333)	29,388	(52,191)	(10,028)	6,633
Net increase (decrease) in net assets from operations	(62,361)	110,719	(40,957)	12,217	(3,232)	9,305

From contract owner transactions:
Variable annuity deposits	49,508	78,162	14,367	2,575	14,908	7,164
Contract owner maintenance charges	(733)	(247)	(7)	(1)	(156)	-
Terminations and withdrawals	(207,292)	(96,349)	(38,083)	(43,399)	(98,493)	(499)
Transfers between subaccounts, net	(280,653)	454,499	(29,888)	139,777	64,763	551
Net increase (decrease) in net assets from contract owner transactions	(439,170)	436,065	(53,611)	98,952	(18,978)	7,216
Net increase (decrease) in net assets	(501,531)	546,784	(94,568)	111,169	(22,210)	16,521
Net assets at beginning of year	777,206	230,422	185,013	73,844	54,722	38,201
Net assets at end of year	$275,675	$777,206	$90,445	$185,013	$32,512	$54,722

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Rydex VIF Energy		Rydex VIF Energy Services		Rydex VIF Europe 1.25x Strategy
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(735)	$(2,775)	$(1,626)	$(350)	$(179)	$(15)
Capital gains distributions	3,861	14,705	-	6,812	-	-
Realized capital gain (loss) on sales of fund shares	(73,062)	64,870	(56,879)	(6,674)	(411)	(1,904)
Change in unrealized appreciation/depreciation on investments during the year	2,507	(65,084)	6,547	(26,985)	(241)	(1,868)
Net increase (decrease) in net assets from operations	(67,429)	11,716	(51,958)	(27,197)	(831)	(3,787)

From contract owner transactions:
Variable annuity deposits	46,621	40,018	-	33,191	4,288	16,012
Contract owner maintenance charges	(35)	(180)	(58)	(85)	(1)	(1)
Terminations and withdrawals	(43,269)	(45,013)	(6,021)	(15,445)	(1,008)	(10,156)
Transfers between subaccounts, net	32,859	(15,916)	31,708	44,556	835	(59,244)
Net increase (decrease) in net assets from contract owner transactions	36,176	(21,091)	25,629	62,217	4,114	(53,389)
Net increase (decrease) in net assets	(31,253)	(9,375)	(26,329)	35,020	3,283	(57,176)
Net assets at beginning of year	130,506	139,881	56,498	21,478	1,651	58,827
Net assets at end of year	$99,253	$130,506	$30,169	$56,498	$4,934	$1,651

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Rydex VIF Financial Services		Rydex VIF Government Long Bond 1.2x Strategy		Rydex VIF Health Care
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,097	$1,493	$(88)	$(866)	$(11,347)	$(9,384)
Capital gains distributions	-	-	56,484	-	55,854	134,614
Realized capital gain (loss) on sales of fund shares	(2,802)	10,806	(122,595)	(19,082)	(158,246)	110,349
Change in unrealized appreciation/depreciation on investments during the year	(27,643)	11,278	(36,374)	19,429	(19,122)	(61,131)
Net increase (decrease) in net assets from operations	(29,348)	23,577	(102,573)	(519)	(132,861)	174,448

From contract owner transactions:
Variable annuity deposits	33,684	37,145	54,013	-	134,035	196,173
Contract owner maintenance charges	(373)	(135)	(117)	(6)	(552)	(255)
Terminations and withdrawals	(101,118)	(1,025)	(15,139)	(13,642)	(383,007)	(167,660)
Transfers between subaccounts, net	127,523	101,214	400,008	1,069	(634,639)	1,375,810
Net increase (decrease) in net assets from contract owner transactions	59,716	137,199	438,765	(12,579)	(884,163)	1,404,068
Net increase (decrease) in net assets	30,368	160,776	336,192	(13,098)	(1,017,024)	1,578,516
Net assets at beginning of year	242,497	81,721	92,687	105,785	1,733,618	155,102
Net assets at end of year	$272,865	$242,497	$428,879	$92,687	$716,594	$1,733,618

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Rydex VIF High Yield Strategy(a)	Rydex VIF Internet		Rydex VIF Inverse Dow 2x Strategy
	2015	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,104)	$(726)	$(557)	$(2,139)	$(62)
Capital gains distributions	-	8,355	4,292	-	-
Realized capital gain (loss) on sales of fund shares	18,711	(27,602)	(2,824)	123,218	(15,304)
Change in unrealized appreciation/depreciation on investments during the year	2,917	5,573	(8,269)	(609)	605
Net increase (decrease) in net assets from operations	20,524	(14,400)	(7,358)	120,470	(14,761)

From contract owner transactions:
Variable annuity deposits	-	30	7,659	6,886	-
Contract owner maintenance charges	-	(10)	-	-	(1,408)
Terminations and withdrawals	-	(9,382)	(2,045)	(5,099)	(80,416)
Transfers between subaccounts, net	1,808,088	121,012	24,724	(149,632)	123,762
Net increase (decrease) in net assets from contract owner transactions	1,808,088	111,650	30,338	(147,845)	41,938
Net increase (decrease) in net assets	1,828,612	97,250	22,980	(27,375)	27,177
Net assets at beginning of year	-	43,903	20,923	27,177	-
Net assets at end of year	$1,828,612	$141,153	$43,903	$(198)	$27,177
(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Rydex VIF Inverse Government Long Bond Strategy		Rydex VIF Inverse Mid-Cap Strategy		Rydex VIF Inverse NASDAQ-100 Strategy
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(897)	$(461)	$(64)	$(321)	$(1,454)	$(225)
Capital gains distributions	-	10,067	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(71,325)	(9,062)	181	(3,131)	(110,598)	(12,345)
Change in unrealized appreciation/depreciation on investments during the year	24,978	(29,631)	(25)	-	(499)	23
Net increase (decrease) in net assets from operations	(47,244)	(29,087)	92	(3,452)	(112,551)	(12,547)

From contract owner transactions:
Variable annuity deposits	-	47,900	-	-	3,073	993
Contract owner maintenance charges	(1)	(2)	-	(1)	(26)	-
Terminations and withdrawals	(20,307)	(3,788)	(297)	(4,039)	(2,347)	(140)
Transfers between subaccounts, net	89,927	37,082	27,485	7,492	143,117	16,143
Net increase (decrease) in net assets from contract owner transactions	69,619	81,192	27,188	3,452	143,817	16,996
Net increase (decrease) in net assets	22,375	52,105	27,280	-	31,266	4,449
Net assets at beginning of year	107,805	55,700	-	-	4,451	2
Net assets at end of year	$130,180	$107,805	$27,280	$-	$35,717	$4,451

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Rydex VIF Inverse Russell 2000 Strategy		Rydex VIF Inverse S&P 500 Strategy		Rydex VIF Japan 2x Strategy
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(105)	$(13)	$(9,918)	$(3,085)	$(79)	$(19)
Capital gains distributions	-	-	-	-	-	570
Realized capital gain (loss) on sales of fund shares	(4,280)	174	(143,456)	(170,637)	(5,100)	(3,973)
Change in unrealized appreciation/depreciation on investments during the year	-	179	(33,388)	(946)	519	(886)
Net increase (decrease) in net assets from operations	(4,385)	340	(186,762)	(174,668)	(4,660)	(4,308)

From contract owner transactions:
Variable annuity deposits	-	-	-	67,243	30	-
Contract owner maintenance charges	-	-	(1)	(1)	-	-
Terminations and withdrawals	(193)	(97,356)	(14,763)	(1,538)	(1,189)	(6)
Transfers between subaccounts, net	4,578	181	2,309,149	129,358	(18,145)	(39,557)
Net increase (decrease) in net assets from contract owner transactions	4,385	(97,175)	2,294,385	195,062	(19,304)	(39,563)
Net increase (decrease) in net assets	-	(96,835)	2,107,623	20,394	(23,964)	(43,871)
Net assets at beginning of year	-	96,835	20,394	-	24,786	68,657
Net assets at end of year	$-	$-	$2,128,017	$20,394	$822	$24,786

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Rydex VIF Leisure		Rydex VIF Mid-Cap 1.5x Strategy		Rydex VIF NASDAQ-100
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,048)	$(1,631)	$(2,604)	$(2,095)	$(15,793)	$(9,445)
Capital gains distributions	57,575	6,927	11,384	103,690	49,960	67,944
Realized capital gain (loss) on sales of fund shares	(95,759)	(47,979)	(58,320)	(61,854)	(10,269)	39,654
Change in unrealized appreciation/depreciation on investments during the year	732	(9,693)	(5,783)	(27,539)	18,236	(23,077)
Net increase (decrease) in net assets from operations	(38,500)	(52,376)	(55,323)	12,202	42,134	75,076

From contract owner transactions:
Variable annuity deposits	613	-	64,641	10,068	170,715	112,819
Contract owner maintenance charges	(107)	(94)	(1)	(4)	(470)	(58)
Terminations and withdrawals	(63,727)	(6,383)	(11,739)	(82,590)	(125,385)	(88,210)
Transfers between subaccounts, net	162,678	19,142	(879,407)	1,432,629	801,182	1,046,626
Net increase (decrease) in net assets from contract owner transactions	99,457	12,665	(826,506)	1,360,103	846,042	1,071,177
Net increase (decrease) in net assets	60,957	(39,711)	(881,829)	1,372,305	888,176	1,146,253
Net assets at beginning of year	55,530	95,241	1,452,022	79,717	1,447,984	301,731
Net assets at end of year	$116,487	$55,530	$570,193	$1,452,022	$2,336,160	$1,447,984

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Rydex VIF NASDAQ-100 2x Strategy		Rydex VIF Nova		Rydex VIF Precious Metals
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(8,382)	$(1,338)	$(1,704)	$(896)	$11,886	$(509)
Capital gains distributions	190,300	113,511	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(48,046)	(38,027)	(2,119)	2,019	(103,450)	(7,492)
Change in unrealized appreciation/depreciation on investments during the year	(10,906)	(36,614)	(14,200)	4,795	(19,239)	421
Net increase (decrease) in net assets from operations	122,966	37,532	(18,023)	5,918	(110,803)	(7,580)

From contract owner transactions:
Variable annuity deposits	47,494	69,958	91,585	10,707	4,584	10,135
Contract owner maintenance charges	(8)	-	(136)	(5)	(223)	(156)
Terminations and withdrawals	(99,153)	(2,826)	(3,778)	(3,814)	(37,302)	(12,101)
Transfers between subaccounts, net	924,416	98,349	34,355	111,833	163,599	9,027
Net increase (decrease) in net assets from contract owner transactions	872,749	165,481	122,026	118,721	130,658	6,905
Net increase (decrease) in net assets	995,715	203,013	104,003	124,639	19,855	(675)
Net assets at beginning of year	396,672	193,659	180,649	56,010	99,235	99,910
Net assets at end of year	$1,392,387	$396,672	$284,652	$180,649	$119,090	$99,235

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Rydex VIF Real Estate		Rydex VIF Retailing		Rydex VIF Russell 2000 1.5x Strategy
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$30,036	$20,410	$(3,684)	$(1,038)	$(175)	$(453)
Capital gains distributions	-	-	30,621	(3)	-	-
Realized capital gain (loss) on sales of fund shares	(220,885)	70,323	(18,497)	(9,870)	320	3,010
Change in unrealized appreciation/depreciation on investments during the year	(50,383)	49,736	(11,731)	5,910	(6,953)	(8,350)
Net increase (decrease) in net assets from operations	(241,232)	140,469	(3,291)	(5,001)	(6,808)	(5,793)

From contract owner transactions:
Variable annuity deposits	17,196	124,160	82,032	75,376	-	149,685
Contract owner maintenance charges	(300)	(491)	(4)	-	(2)	(1)
Terminations and withdrawals	(233,289)	(584,319)	(225,805)	(38)	(289)	(42,224)
Transfers between subaccounts, net	(657,416)	1,348,757	(153,094)	210,636	(26,495)	(155,655)
Net increase (decrease) in net assets from contract owner transactions	(873,809)	888,107	(296,871)	285,974	(26,786)	(48,195)
Net increase (decrease) in net assets	(1,115,041)	1,028,576	(300,162)	280,973	(33,594)	(53,988)
Net assets at beginning of year	2,538,047	1,509,471	356,855	75,882	49,221	103,209
Net assets at end of year	$1,423,006	$2,538,047	$56,693	$356,855	$15,627	$49,221

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Rydex VIF Russell 2000 2x Strategy		Rydex VIF S&P 500 2x Strategy		Rydex VIF S&P 500 Pure Growth
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,236)	$(117)	$(4,204)	$(1,036)	$(7,477)	$(11,678)
Capital gains distributions	28,241	19,307	66,798	32,082	59,375	240,623
Realized capital gain (loss) on sales of fund shares	(82,480)	(5,000)	(298,495)	(6,349)	(190,245)	(132,821)
Change in unrealized appreciation/depreciation on investments during the year	7,691	(15,414)	32,588	(51,355)	8,024	(101,885)
Net increase (decrease) in net assets from operations	(47,784)	(1,224)	(203,313)	(26,658)	(130,323)	(5,761)

From contract owner transactions:
Variable annuity deposits	7,676	46,978	195,857	38,776	35,659	301,897
Contract owner maintenance charges	(3)	-	(22)	-	(449)	(444)
Terminations and withdrawals	(23,188)	(1,341)	(70,592)	(46,593)	(167,020)	(235,258)
Transfers between subaccounts, net	55,788	6,740	(2,538,723)	3,416,586	451,661	1,108,076
Net increase (decrease) in net assets from contract owner transactions	40,273	52,377	(2,413,480)	3,408,769	319,851	1,174,271
Net increase (decrease) in net assets	(7,511)	51,153	(2,616,793)	3,382,111	189,528	1,168,510
Net assets at beginning of year	58,457	7,304	3,397,032	14,921	1,626,936	458,426
Net assets at end of year	$50,946	$58,457	$780,239	$3,397,032	$1,816,464	$1,626,936
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Rydex VIF S&P 500 Pure Value		Rydex VIF S&P MidCap 400 Pure Growth		Rydex VIF S&P MidCap 400 Pure Value
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(307)	$304	$(3,853)	$(1,050)	$(443)	$(1,176)
Capital gains distributions	22,820	82,035	38,506	42,848	15,741	19,974
Realized capital gain (loss) on sales of fund shares	(33,483)	(43,267)	(75,584)	(1,993)	(8,670)	(7,004)
Change in unrealized appreciation/depreciation on investments during the year	(8,096)	(16,381)	(14,181)	(41,502)	(24,444)	(11,555)
Net increase (decrease) in net assets from operations	(19,066)	22,691	(55,112)	(1,697)	(17,816)	239

From contract owner transactions:
Variable annuity deposits	5,098	166,532	48,222	114,577	38,197	15,360
Contract owner maintenance charges	(1)	(13)	(35)	(16)	(32)	(39)
Terminations and withdrawals	(9,972)	(217,639)	(50,338)	(23,413)	(4,432)	(34,768)
Transfers between subaccounts, net	(122,287)	173,242	298,967	23,850	(747)	112,595
Net increase (decrease) in net assets from contract owner transactions	(127,162)	122,122	296,816	114,998	32,986	93,148
Net increase (decrease) in net assets	(146,228)	144,813	241,704	113,301	15,170	93,387
Net assets at beginning of year	249,340	104,527	218,486	105,185	116,761	23,374
Net assets at end of year	$103,112	$249,340	$460,190	$218,486	$131,931	$116,761

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Rydex VIF S&P SmallCap 600 Pure Growth		Rydex VIF S&P SmallCap 600 Pure Value		Rydex VIF Strengthening Dollar 2x Strategy
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,300)	$(745)	$(687)	$(698)	$(195)	$(413)
Capital gains distributions	35,341	-	2,310	16,877	854	-
Realized capital gain (loss) on sales of fund shares	(44,330)	(216)	(6,915)	(2,120)	291	3,250
Change in unrealized appreciation/depreciation on investments during the year	(29,239)	(3,905)	1,419	(13,067)	280	4,797
Net increase (decrease) in net assets from operations	(41,528)	(4,866)	(3,873)	992	1,230	7,634

From contract owner transactions:
Variable annuity deposits	14,509	35,170	7,127	16,003	-	-
Contract owner maintenance charges	(42)	(42)	(4)	(31)	-	(49)
Terminations and withdrawals	(81,222)	(31,511)	(35,294)	(31,346)	(189)	(10,832)
Transfers between subaccounts, net	414,981	(99,451)	40,757	(23,251)	6,595	(44,523)
Net increase (decrease) in net assets from contract owner transactions	348,226	(95,834)	12,586	(38,625)	6,406	(55,404)
Net increase (decrease) in net assets	306,698	(100,700)	8,713	(37,633)	7,636	(47,770)
Net assets at beginning of year	100,604	201,304	49,947	87,580	-	47,770
Net assets at end of year	$407,302	$100,604	$58,660	$49,947	$7,636	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Rydex VIF Technology		Rydex VIF Telecommunications		Rydex VIF Transportation
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,761)	$(3,594)	$(132)	$2,606	$(988)	$(3,821)
Capital gains distributions	1,763	-	-	-	4,875	-
Realized capital gain (loss) on sales of fund shares	(30,836)	6,703	4,709	(789)	4,897	(22,829)
Change in unrealized appreciation/depreciation on investments during the year	(4,426)	(2,049)	(3,581)	(3,855)	(25,678)	10,140
Net increase (decrease) in net assets from operations	(36,260)	1,060	996	(2,038)	(16,894)	(16,510)

From contract owner transactions:
Variable annuity deposits	-	143,672	35,458	60,469	8,592	22,639
Contract owner maintenance charges	(281)	(177)	(17)	(91)	(16)	(24)
Terminations and withdrawals	(271,385)	(3,061)	(51,914)	-	(41,745)	(27,291)
Transfers between subaccounts, net	275,959	244,099	(75,174)	(2,748)	(18,737)	137,347
Net increase (decrease) in net assets from contract owner transactions	4,293	384,533	(91,647)	57,630	(51,906)	132,671
Net increase (decrease) in net assets	(31,967)	385,593	(90,651)	55,592	(68,800)	116,161
Net assets at beginning of year	506,525	120,932	143,541	87,949	154,677	38,516
Net assets at end of year	$474,558	$506,525	$52,890	$143,541	$85,877	$154,677

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Rydex VIF U.S. Government Money Market(d)		Rydex VIF Utilities		Rydex VIF Weakening Dollar 2x Strategy
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(263,203)	$(142,917)	$13,923	$(1,423)	$(243)	$(172)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	-	-	(160,796)	33,986	(21,198)	(72)
Change in unrealized appreciation/depreciation on investments during the year	-	-	(23,815)	23,058	5,809	(9,191)
Net increase (decrease) in net assets from operations	(263,203)	(142,917)	(170,688)	55,621	(15,632)	(9,435)

From contract owner transactions:
Variable annuity deposits	25,079,840	62,435,571	33,859	66,147	-	1,400
Contract owner maintenance charges	(6,908)	(8,739)	(68)	(202)	-	-
Terminations and withdrawals	(11,366,002)	(4,855,786)	(83,675)	(68,121)	(22,243)	(1,623)
Transfers between subaccounts, net	(10,327,433)	(36,536,931)	(1,423,296)	1,587,392	29,921	4,994
Net increase (decrease) in net assets from contract owner transactions	3,379,497	21,034,115	(1,473,180)	1,585,216	7,678	4,771
Net increase (decrease) in net assets	3,116,294	20,891,198	(1,643,868)	1,640,837	(7,954)	(4,664)
Net assets at beginning of year	28,556,051	7,664,853	1,700,942	60,105	33,372	38,036
Net assets at end of year	$31,672,345	$28,556,051	$57,074	$1,700,942	$25,418	$33,372
(d)  Liquidation.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

		SEI VP Balanced Strategy(b)	SEI VP Conservative Strategy(b)		SEI VP Defensive Strategy(b)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,505	$843	$323	$192	$(934)	$533
Capital gains distributions	2,670	-	340	-	912	-
Realized capital gain (loss) on sales of fund shares	(340)	1	(6)	-	(56)	-
Change in unrealized appreciation/depreciation on investments during the year	(20,508)	(491)	(1,527)	(142)	(3,318)	(982)
Net increase (decrease) in net assets from operations	(16,673)	353	(870)	50	(3,396)	(449)

From contract owner transactions:
Variable annuity deposits	243,630	-	29,807	-	82,307	6,143
Contract owner maintenance charges	-	-	-	-	-	-
Terminations and withdrawals	(10,814)	-	(385)	-	(9,872)	-
Transfers between subaccounts, net	-	42,614	-	16,224	(2)	89,417
Net increase (decrease) in net assets from contract owner transactions	232,816	42,614	29,422	16,224	72,433	95,560
Net increase (decrease) in net assets	216,143	42,967	28,552	16,274	69,037	95,111
Net assets at beginning of year	42,967	-	16,274	-	95,111	-
Net assets at end of year	$259,110	$42,967	$44,826	$16,274	$164,148	$95,111
(b)  Prior year new subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	SEI VP Market Growth Strategy(b)		SEI VP Market Plus Strategy(b)		T. Rowe Price Blue Chip Growth
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(5)	$4	$307	$711	$(10,534)	$(5,578)
Capital gains distributions	133	-	1,465	91	-	-
Realized capital gain (loss) on sales of fund shares	(175)	-	(20)	(8)	67,046	17,744
Change in unrealized appreciation/depreciation on investments during the year	4	(4)	(5,666)	(701)	89,224	64,142
Net increase (decrease) in net assets from operations	(43)	-	(3,914)	93	145,736	76,308

From contract owner transactions:
Variable annuity deposits	9,963	177	37,924	-	114,783	149,196
Contract owner maintenance charges	-	-	-	-	(121)	(20)
Terminations and withdrawals	(9,837)	-	(655)	(280)	(81,275)	(1,395)
Transfers between subaccounts, net	(260)	-	-	31,550	966,885	403,562
Net increase (decrease) in net assets from contract owner transactions	(134)	177	37,269	31,270	1,000,272	551,343
Net increase (decrease) in net assets	(177)	177	33,355	31,363	1,146,008	627,651
Net assets at beginning of year	177	-	31,363	-	1,222,080	594,429
Net assets at end of year	$-	$177	$64,718	$31,363	$2,368,088	$1,222,080
(b)  Prior year new subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	T. Rowe Price Equity Income		T. Rowe Price Health Sciences		T. Rowe Price Limited-Term Bond
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$8,323	$7,826	$(12,045)	$(3,200)	$802	$1,163
Capital gains distributions	18,173	-	144,878	58,543	-	-
Realized capital gain (loss) on sales of fund shares	1,107	4,757	71,601	41,755	(1,005)	(464)
Change in unrealized appreciation/depreciation on investments during the year	(94,146)	36,544	(123,130)	10,406	(1,443)	(1,126)
Net increase (decrease) in net assets from operations	(66,543)	49,127	81,304	107,504	(1,646)	(427)

From contract owner transactions:
Variable annuity deposits	109,054	267,508	340,943	143,299	24,250	14,891
Contract owner maintenance charges	(9)	(9)	(563)	(187)	-	-
Terminations and withdrawals	(15,757)	(57,629)	(126,987)	(122,293)	(6,990)	(360)
Transfers between subaccounts, net	(8,542)	(18,157)	834,131	450,539	55,384	18,352
Net increase (decrease) in net assets from contract owner transactions	84,746	191,713	1,047,524	471,358	72,644	32,883
Net increase (decrease) in net assets	18,203	240,840	1,128,828	578,862	70,998	32,456
Net assets at beginning of year	787,491	546,651	808,636	229,774	253,279	220,823
Net assets at end of year	$805,694	$787,491	$1,937,464	$808,636	$324,277	$253,279

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Templeton Developing Markets VIP Fund		Templeton Foreign VIP Fund		Templeton Global Bond VIP Fund
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$5,345	$3,798	$1,348	$1,504	$84,734	$29,311
Capital gains distributions	47,320	-	1,569	-	5,857	-
Realized capital gain (loss) on sales of fund shares	(43,313)	(2,331)	(5,901)	2,564	(22,322)	(3,593)
Change in unrealized appreciation/depreciation on investments during the year	(75,050)	(39,891)	(1,192)	(3,134)	(130,837)	(21,429)
Net increase (decrease) in net assets from operations	(65,698)	(38,424)	(4,176)	934	(62,568)	4,289

From contract owner transactions:
Variable annuity deposits	26,977	21,118	-	2,366	276,729	132,728
Contract owner maintenance charges	(90)	(137)	(7)	(15)	(293)	(137)
Terminations and withdrawals	(27,162)	(29,385)	(22,054)	(157)	(58,866)	(58,600)
Transfers between subaccounts, net	(57,531)	164,851	36,407	8,961	113,700	166,375
Net increase (decrease) in net assets from contract owner transactions	(57,806)	156,447	14,346	11,155	331,270	240,366
Net increase (decrease) in net assets	(123,504)	118,023	10,170	12,089	268,702	244,655
Net assets at beginning of year	393,989	275,966	18,077	5,988	914,690	670,035
Net assets at end of year	$270,485	$393,989	$28,247	$18,077	$1,183,392	$914,690

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Templeton Growth VIP Fund		Third Avenue Value		Transparent Value Directional Allocation VI(b)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,734	$910	$1,398	$2,220	$(1,854)	$(1,187)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	958	1,667	(3,324)	523	907	(28,008)
Change in unrealized appreciation/depreciation on investments during the year	(7,758)	(8,076)	(3,242)	(2,119)	(9,843)	1,704
Net increase (decrease) in net assets from operations	(5,066)	(5,499)	(5,168)	624	(10,790)	(27,491)

From contract owner transactions:
Variable annuity deposits	-	3,723	-	18,914	37,573	20,065
Contract owner maintenance charges	(7)	(27)	(36)	(58)	-	-
Terminations and withdrawals	(6,037)	(2,975)	(21,194)	-	(30,678)	(42,216)
Transfers between subaccounts, net	(57,580)	49,200	(31,305)	(15,639)	109,515	126,336
Net increase (decrease) in net assets from contract owner transactions	(63,624)	49,921	(52,535)	3,217	116,410	104,185
Net increase (decrease) in net assets	(68,690)	44,422	(57,703)	3,841	105,620	76,694
Net assets at beginning of year	142,503	98,081	74,128	70,287	76,694	-
Net assets at end of year	$73,813	$142,503	$16,425	$74,128	$182,314	$76,694
(b)  Prior year new subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Van Eck VIP Global Gold		Van Eck VIP Global Hard Assets		Virtus Equity Trend(c)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,523)	$(1,212)	$(1,117)	$(495)	$(34,978)	$(36,896)
Capital gains distributions	562	-	-	-	-	292,875
Realized capital gain (loss) on sales of fund shares	(75,280)	4,586	(82,588)	5,260	(167,902)	76,620
Change in unrealized appreciation/depreciation on investments during the year	(6,710)	(23,725)	(14,014)	(21,896)	(96,859)	(363,587)
Net increase (decrease) in net assets from operations	(82,951)	(20,351)	(97,719)	(17,131)	(299,739)	(30,988)

From contract owner transactions:
Variable annuity deposits	15,820	90,679	-	29,765	262,292	3,398,029
Contract owner maintenance charges	(20)	(8)	(22)	(26)	(819)	(542)
Terminations and withdrawals	(57,895)	(354)	(2,605)	(350)	(181,979)	(173,415)
Transfers between subaccounts, net	99,908	18,805	77,403	(68,276)	(1,511,768)	(566,463)
Net increase (decrease) in net assets from contract owner transactions	57,813	109,122	74,776	(38,887)	(1,432,274)	2,657,609
Net increase (decrease) in net assets	(25,138)	88,771	(22,943)	(56,018)	(1,732,013)	2,626,621
Net assets at beginning of year	130,115	41,344	69,587	125,605	3,929,000	1,302,379
Net assets at end of year	$104,977	$130,115	$46,644	$69,587	$2,196,987	$3,929,000
(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Virtus International Series		Virtus Multi-Sector Fixed Income Series		Virtus Real Estate Securities Series
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$880	$2,584	$6,221	$4,237	$1,191	$814
Capital gains distributions	2,109	735	-	-	38,930	16,162
Realized capital gain (loss) on sales of fund shares	(705)	25	(3,932)	(1,005)	(133)	975
Change in unrealized appreciation/depreciation on investments during the year	(3,649)	(5,067)	(6,930)	(6,356)	(37,096)	2,409
Net increase (decrease) in net assets from operations	(1,365)	(1,723)	(4,641)	(3,124)	2,892	20,360

From contract owner transactions:
Variable annuity deposits	616	19,339	69,635	40,164	3,832	94,362
Contract owner maintenance charges	-	-	-	-	(46)	(16)
Terminations and withdrawals	(1,170)	(191)	(2,944)	(2,585)	(13,838)	(1,246)
Transfers between subaccounts, net	(31,140)	25,717	(45,456)	92,367	80,273	53,307
Net increase (decrease) in net assets from contract owner transactions	(31,694)	44,865	21,235	129,946	70,221	146,407
Net increase (decrease) in net assets	(33,059)	43,142	16,594	126,822	73,113	166,767
Net assets at beginning of year	91,713	48,571	151,979	25,157	166,767	-
Net assets at end of year	$58,654	$91,713	$168,573	$151,979	$239,880	$166,767

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Virtus Small-Cap Growth Series(b)		Virtus Strategic Allocation Series		Voya MidCap Opportunities Portfolio
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(163)	$(15)	$26	$87	$-	$-
Capital gains distributions	3,765	2,797	706	447	-	4
Realized capital gain (loss) on sales of fund shares	(1,884)	9	(11)	-	(2)	-
Change in unrealized appreciation/depreciation on investments during the year	(2,922)	(2,057)	(1,402)	(457)	2	(2)
Net increase (decrease) in net assets from operations	(1,204)	734	(681)	77	-	2

From contract owner transactions:
Variable annuity deposits	6,919	15,579	-	10,009	-	30
Contract owner maintenance charges	(10)	-	-	-	-	-
Terminations and withdrawals	(429)	(212)	-	-	(32)	-
Transfers between subaccounts, net	(9,285)	22,685	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(2,805)	38,052	-	10,009	(32)	30
Net increase (decrease) in net assets	(4,009)	38,786	(681)	10,086	(32)	32
Net assets at beginning of year	38,786	-	10,086	-	32	-
Net assets at end of year	$34,777	$38,786	$9,405	$10,086	$-	$32
(b)  Prior year new subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	VY Clarion Global Real Estate Portfolio		VY Clarion Real Estate Portfolio		Wells Fargo International Equity VT_(c)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,865	$287	$(71)	$555	$1,397	$759
Capital gains distributions	-	-	-	-	-	742
Realized capital gain (loss) on sales of fund shares	8,815	2,245	32,239	618	(87)	(6)
Change in unrealized appreciation/depreciation on investments during the year	(11,768)	9,495	(21,163)	25,294	(3,499)	(2,096)
Net increase (decrease) in net assets from operations	(1,088)	12,027	11,005	26,467	(2,189)	(601)

From contract owner transactions:
Variable annuity deposits	21,156	34,247	12,435	24,173	-	-
Contract owner maintenance charges	-	(11)	(84)	(17)	(40)	-
Terminations and withdrawals	(19,424)	(903)	(887)	(2,321)	(133)	(118)
Transfers between subaccounts, net	16,625	(25,205)	(124,173)	59,513	10,926	31,592
Net increase (decrease) in net assets from contract owner transactions	18,357	8,128	(112,709)	81,348	10,753	31,474
Net increase (decrease) in net assets	17,269	20,155	(101,704)	107,815	8,564	30,873
Net assets at beginning of year	114,649	94,494	162,818	55,003	30,873	-
Net assets at end of year	$131,918	$114,649	$61,114	$162,818	$39,437	$30,873
(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Wells Fargo Omega Growth VT(c)		Wells Fargo Opportunity VT(c)		Wells Fargo Small Cap Value VT(c)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,242)	$(2,452)	$(243)	$(229)	$(40)	$23
Capital gains distributions	15,592	51,680	3,822	-	-	-
Realized capital gain (loss) on sales of fund shares	(26,000)	(24,083)	741	60	8,720	3,519
Change in unrealized appreciation/depreciation on investments during the year	7,427	(21,968)	(5,553)	2,681	(8,920)	(1,231)
Net increase (decrease) in net assets from operations	(4,223)	3,177	(1,233)	2,512	(240)	2,311

From contract owner transactions:
Variable annuity deposits	2,832	101,938	-	-	-	-
Contract owner maintenance charges	(87)	(70)	(29)	-	-	-
Terminations and withdrawals	(20,317)	(1,522)	-	(126)	-	-
Transfers between subaccounts, net	(172,679)	64,402	94	11,750	(72,472)	(3,381)
Net increase (decrease) in net assets from contract owner transactions	(190,251)	164,748	65	11,624	(72,472)	(3,381)
Net increase (decrease) in net assets	(194,474)	167,925	(1,168)	14,136	(72,712)	(1,070)
Net assets at beginning of year	257,089	89,164	28,201	14,065	72,712	73,782
Net assets at end of year	$62,615	$257,089	$27,033	$28,201	$-	$72,712
(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Western Asset Variable Global High Yield Bond
	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$293,728	$(403)
Capital gains distributions	-	-
Realized capital gain (loss) on sales of fund shares	(161,257)	(5,887)
Change in unrealized appreciation/depreciation on investments during the year	(40,073)	31,057
Net increase (decrease) in net assets from operations	92,398	24,767

From contract owner transactions:
Variable annuity deposits	-	764,110
Contract owner maintenance charges	-	-
Terminations and withdrawals	(176,543)	(262)
Transfers between subaccounts, net	(4,491,918)	3,796,134
Net increase (decrease) in net assets from contract owner transactions	(4,668,461)	4,559,982
Net increase (decrease) in net assets	(4,576,063)	4,584,749
Net assets at beginning of year	4,614,332	29,583
Net assets at end of year	$38,269	$4,614,332

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements
December 31, 2015
1. Organization and Significant Accounting Policies
Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity (the Account) are deferred variable annuity contracts offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for EliteDesigns and EliteDesigns II are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
7Twelve Balanced Portfolio	-	7Twelve Advisors, LLC	-
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	-
AB VPS Global Thematic Growth	B	AllianceBernstein LP	-
AB VPS Growth and Income	B	AllianceBernstein LP	-
AB VPS Small/Mid Cap Value	B	AllianceBernstein LP	-
Adaptive Allocation Portfolio	-	Critical Math Advisors LLC	-
Alger Capital Appreciation	S	Fred Alger Management, Inc.	-
Alger Large Cap Growth	S	Fred Alger Management, Inc.	-
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors, Inc.	-
American Century VP Income & Growth	II	American Century Investment Management, Inc.	-
American Century VP Inflation Protection	II	American Century Investment Management, Inc.	-
American Century VP International	II	American Century Investment Management, Inc.	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc.	-
American Century VP Value	II	American Century Investment Management, Inc.	-
American Funds IS Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS Blue Chip Income and Growth	Class 4	Capital Research and Management Company	-
American Funds IS Global Bond	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth and Income	Class 4	Capital Research and Management Company	-
American Funds IS Global Small Capitalization	Class 4	Capital Research and Management Company	-
American Funds IS Growth	Class 4	Capital Research and Management Company	-
American Funds IS Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS International	Class 4	Capital Research and Management Company	-
American Funds IS International Growth and Income	Class 4	Capital Research and Management Company	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Funds IS Mortgage	Class 4	Capital Research and Management Company	-
American Funds IS New World	Class 4	Capital Research and Management Company	-
American Funds IS U.S. Government/ AAA‑Rated Securities	Class 4	Capital Research and Management Company	-
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Opportunities V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Large Cap Growth V.I.	Class 3	BlackRock Advisors LLC	-
Deutsche Capital Growth VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Core Equity VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Global Growth VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Global Small Cap VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Government & Agency Securities VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche High Income VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Large Cap Value VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Small Mid Cap Value VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Dimensional VA Global Bond Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA International Small Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA International Value Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA U.S. Large Value Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA U.S. Targeted Value Portfolio	-	Dimensional Fund Advisors LP	-
Dreyfus IP Small Cap Stock Index	Service	The Dreyfus Corporation	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Dreyfus IP Technology Growth	Service	The Dreyfus Corporation	-
Dreyfus Stock Index	Service	The Dreyfus Corporation	Mellon Capital Management Corporation
Dreyfus VIF Appreciation	Service	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	The Dreyfus Corporation	Boston Company Asset Mgmt LLC
Eaton Vance VT Floating-Rate Income	-	Eaton Vance Management	-
Eaton Vance VT Large-Cap Value	-	Eaton Vance Management	-
Federated Fund for U.S. Government Securities II	II	Federated Investment Management Company	-
Federated High Income Bond II	Service	Federated Investment Management Company	-
Fidelity VIP Balanced	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Investments Money Management Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Rsrch (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Contrafund	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Emerging Markets	Service Class 2	Fidelity Management & Research Co.
Fidelity Management & Research (UK) Inc.
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

Fidelity VIP Growth & Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP High Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Index 500	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Investments Money Management Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc.
Fidelity VIP Mid Cap	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Overseas	Service Class 2	Fidelity Management & Research Co.
Fidelity Management & Research (UK) Inc.
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

Fidelity VIP Real Estate	Service Class 2	Fidelity SelectCo, LLC	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity VIP Strategic Income	Service Class 2	Fidelity Management & Research Co.
Fidelity Management & Research (UK) Inc.
FIL Investments (Japan) Ltd
FIL Investment Advisors;
Fidelity Inv Money Mgmt Inc;
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

FormulaFolios US Equity Portfolio	1	FormulaFolio Investments, LLC	-
Franklin Flex Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin High Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	Franklin Templeton Investment Management Ltd
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Small Cap Value VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc.	-
Goldman Sachs VIT Growth Opportunities	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT High Quality Floating Rate	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic International Equity	Service	Goldman Sachs Asset Management International	-
Guggenheim VIF All Cap Value	-	Guggenheim Investments	-
Guggenheim VIF CLS AdvisorOne Global Diversified Equity	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Global Growth	-	Guggenheim Investments	CLS Investments, LLC

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Guggenheim VIF CLS AdvisorOne Growth and Income	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF Floating Rate Strategies	-	Guggenheim Investments	-
Guggenheim VIF Global Managed Futures Strategy	-	Guggenheim Investments	-
Guggenheim VIF High Yield	-	Guggenheim Investments	-
Guggenheim VIF Large Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Long Short Equity	-	Guggenheim Investments	-
Guggenheim VIF Macro Opportunities	-	Guggenheim Investments	-
Guggenheim VIF Managed Asset Allocation	-	Guggenheim Investments	-
Guggenheim VIF Mid Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Multi-Hedge Strategies	-	Guggenheim Investments	-
Guggenheim VIF Small Cap Value	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Core	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Mid Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Small Growth	-	Guggenheim Investments	-
Guggenheim VIF Total Return Bond	-	Guggenheim Investments	-
Guggenheim VIF World Equity Income	-	Guggenheim Investments	-
Ibbotson Aggressive Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Ibbotson Balanced ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Ibbotson Conservative ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Ibbotson Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Ibbotson Income and Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc.	-
Invesco V.I. American Value	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Health Care	Series II	Invesco Advisers, Inc.	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc.	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Managed Volatility	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. S&P 500 Index	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc.	-
Ivy Funds VIP Asset Strategy	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Balanced	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Core Equity	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Dividend Opportunities	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Energy	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Global Bond	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Global Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Global Natural Resources	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP High Income	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP International Core Equity	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Limited-Term Bond	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Mid Cap Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Real Estate Securities	-	Waddell & Reed Investment Management Co.	Advantus Capital Management Co.
Ivy Funds VIP Science and Technology	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Small Cap Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Small Cap Value	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Value	-	Waddell & Reed Investment Management Co.	-
Janus Aspen Enterprise	Service	Janus Capital Management LLC	-
Janus Aspen Forty	Service	Janus Capital Management LLC	-
Janus Aspen Janus Portfolio	Service	Janus Capital Management LLC	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Janus Aspen Overseas	Service	Janus Capital Management LLC	-
Janus Aspen Perkins Mid Cap Value	Service	Janus Capital Management LLC	Perkins Investment Management LLC
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Intrepid MidCap Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust US Equity Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Calibrated Dividend Growth VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Classic Stock VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Value Opportunities VC	VC	Lord, Abbett & Co. LLC	-
MFS VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	-
MFS VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	-
MFS VIT High Yield	Service	Massachusetts Financial Services Company	-
MFS VIT II MA Investors Growth Stock	Service	Massachusetts Financial Services Company	-
MFS VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS VIT International Value	Service	Massachusetts Financial Services Company	-
MFS VIT Investors Trust	Service	Massachusetts Financial Services Company	-
MFS VIT New Discovery	Service	Massachusetts Financial Services Company	-
MFS VIT Research	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return Bond	Service	Massachusetts Financial Services Company	-
MFS VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley UIF Emerging Markets Debt	II	Morgan Stanley Investment Management Inc	-
Morgan Stanley UIF Emerging Markets Equity	II	Morgan Stanley Investment Management Inc	Morgan Stanley Investment Management Ltd.
Neuberger Berman AMT Guardian	I	Neuberger Berman Investment Advisers LLC	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Neuberger Berman AMT Socially Responsive	S	Neuberger Berman Investment Advisers LLC	-
Oppenheimer Global Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Global Strategic Income Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer International Growth Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Main Street Small Cap Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Global Bond (Unhedged)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company LLC	-
Pioneer Bond VCT	II	Pioneer Investment Management Inc	-
Pioneer Emerging Markets VCT	II	Pioneer Investment Management Inc	-
Pioneer Equity Income VCT	II	Pioneer Investment Management Inc	-
Pioneer High Yield VCT	II	Pioneer Investment Management Inc	-
Pioneer Real Estate Shares VCT	II	Pioneer Investment Management Inc	AEW Capital Management LP
Pioneer Strategic Income VCT	II	Pioneer Investment Management Inc	-
Power Income VIT	Class 2	W.E. Donoghue & Co., Inc.	-
Probabilities Fund	Class 2	Probabilities Fund Management	-
Putnam VT Absolute Return 500	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Capital Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Equity Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Growth Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Investors	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Voyager	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Redwood Managed Volatility	Class N	Redwood Investment Management, LLC	-
Rydex VIF Banking	-	Guggenheim Investments	-
Rydex VIF Basic Materials	-	Guggenheim Investments	-
Rydex VIF Biotechnology	-	Guggenheim Investments	-
Rydex VIF Commodities Strategy	-	Guggenheim Investments	-
Rydex VIF Consumer Products	-	Guggenheim Investments	-
Rydex VIF Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Electronics	-	Guggenheim Investments	-
Rydex VIF Energy	-	Guggenheim Investments	-
Rydex VIF Energy Services	-	Guggenheim Investments	-
Rydex VIF Europe 1.25x Strategy	-	Guggenheim Investments	-
Rydex VIF Financial Services	-	Guggenheim Investments	-
Rydex VIF Government Long Bond 1.2x Strategy	-	Guggenheim Investments	-
Rydex VIF Health Care	-	Guggenheim Investments	-
Rydex VIF High Yield Strategy	-	Guggenheim Investments	-
Rydex VIF Internet	-	Guggenheim Investments	-
Rydex VIF Inverse Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Government Long Bond Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Mid-Cap Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse NASDAQ-100 Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Russell 2000 Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse S&P 500 Strategy	-	Guggenheim Investments	-
Rydex VIF Japan 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Leisure	-	Guggenheim Investments	-
Rydex VIF Mid-Cap 1.5x Strategy	-	Guggenheim Investments	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VIF NASDAQ-100	-	Guggenheim Investments	-
Rydex VIF NASDAQ-100 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Nova	-	Guggenheim Investments	-
Rydex VIF Precious Metals	-	Guggenheim Investments	-
Rydex VIF Real Estate	-	Guggenheim Investments	-
Rydex VIF Retailing	-	Guggenheim Investments	-
Rydex VIF Russell 2000 1.5x Strategy	-	Guggenheim Investments	-
Rydex VIF Russell 2000 2x Strategy	-	Guggenheim Investments	-
Rydex VIF S&P 500 2x Strategy	-	Guggenheim Investments	-
Rydex VIF S&P 500 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P 500 Pure Value	-	Guggenheim Investments	-
Rydex VIF S&P MidCap 400 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P MidCap 400 Pure Value	-	Guggenheim Investments	-
Rydex VIF S&P SmallCap 600 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P SmallCap 600 Pure Value	-	Guggenheim Investments	-
Rydex VIF Strengthening Dollar 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Technology	-	Guggenheim Investments	-
Rydex VIF Telecommunications	-	Guggenheim Investments	-
Rydex VIF Transportation	-	Guggenheim Investments	-
Rydex VIF U.S. Government Money Market	-	Guggenheim Investments	-
Rydex VIF Utilities	-	Guggenheim Investments	-
Rydex VIF Weakening Dollar 2x Strategy	-	Guggenheim Investments	-
SEI VP Balanced Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Conservative Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Defensive Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Market Growth Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Market Plus Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Moderate Strategy	Class III	SEI Investments Management Corp.	-
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc.	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc.	-
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd. (SG)	-
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel, LLC	-
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc.	-
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd.	-
Third Avenue Value	-	Third Avenue Management LLC	-
Transparent Value Directional Allocation VI	Class II	Guggenheim Partners Investment Mgmt LLC	-
Van Eck VIP Global Gold	S	Van Eck Associates Corporation	-
Van Eck VIP Global Hard Assets	S	Van Eck Associates Corporation	-
Vanguard VIF Balanced	-	Wellington Management Company LLP	-
Vanguard VIF Capital Growth	-	PRIMECAP Management Company	-
Vanguard VIF Conservative Allocation	-	Vanguard Group Inc	-
Vanguard VIF Diversified Value	-	Baillie Gifford Overseas Limited	-
Vanguard VIF Equity Income	-	Vanguard Group Inc	-
Vanguard VIF Equity Index	-	Vanguard Group Inc	-
Vanguard VIF Growth	-	Wellington Management Company LLP Jackson Square Partners, LLC William Blair Investment Management, LLC	-
Vanguard VIF High Yield Bond	-	Wellington Management Company LLP	-
Vanguard VIF International	-	Baillie Gifford Overseas Limited Schroder Investment Management North America Inc. M&G Investment Management Limited	-
Vanguard VIF Mid-Cap Index	-	Vanguard Group Inc	-
Vanguard VIF Moderate Allocation	-	Vanguard Group Inc	-
Vanguard VIF REIT Index	-	Vanguard Group Inc	-
Vanguard VIF Short Term Investment Grade	-	Vanguard Group Inc	-
Vanguard VIF Small Company Growth	-	Granahan Investment Management Inc Vanguard Group Inc	-
Vanguard VIF Total Bond Market Index	-	Vanguard Group Inc	-
Vanguard VIF Total Stock Market Index	-	Vanguard Group Inc	-
Virtus Equity Trend	A	Virtus Investment Advisors (VIA)	Euclid Advisors LLC

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Virtus International Series	A	Virtus Investment Advisors (VIA)	Euclid Advisors LLC
Virtus Multi-Sector Fixed Income Series	A	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC
Virtus Real Estate Securities Series	A	Virtus Investment Advisors (VIA)	Duff & Phelps Inv Mgmt Co (IL)
Virtus Small-Cap Growth Series	A	Virtus Investment Advisors (VIA)	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus Strategic Allocation Series	A	Virtus Investment Advisors (VIA)	Euclid Advisors LLC Newfleet Asset Management, LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	Voya Investment Management Co. LLC (US)
VY Clarion Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Directed Services LLC	CBRE Clarion Securities LLC
Wells Fargo International Equity VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Intrinsic Value VT	2	Wells Fargo Funds Management, LLC	Metropolitan West Capital Management LLC
Wells Fargo Omega Growth VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Opportunity VT	VT	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Small Cap Value VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd; Western Asset Management Company; Western Asset Management Company Limited

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a limited liability company controlled by its members and affiliated with Security Benefit Corporation. As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain mutual funds.  The advisory agreement provides for a fee at annual rates up to 0.60% of the average net assets of each respective fund.
Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Three-hundred-nineteen subaccounts are currently offered by the Account, the following had no activity as indicated:
Subaccount	2015	2014
AB VPS Global Thematic Growth	X	X
Adaptive Allocation Portfolio		X
American Funds IS Global Growth		X
American Funds IS Global Small Capitalization		X
American Funds IS International		X
American Funds IS International Growth and Income		X
American Funds IS Mortgage		X
Deutsche Global Growth VIP	X
Deutsche Large Cap Value VIP	X
FormulaFolios US Equity Portfolio	X
Goldman Sachs VIT Small Cap Equity Insights	X
Invesco V.I. American Franchise	X
Invesco V.I. Balanced-Risk Allocation		X
Invesco V.I. Core Equity		X
Ivy Funds VIP Global Growth		X
Ivy Funds VIP Global Natural Resources		X
JPMorgan Insurance Trust Core Bond Portfolio		X
Lord Abbett Series Calibrated Dividend Growth VC		X
Lord Abbett Series Classic Stock VC	X	X
MFS VIT Global Tactical Allocation		X
MFS VIT Investors Trust	X	X
PIMCO VIT Global Multi-Asset Managed Allocation		X
Pioneer Real Estate Shares VCT		X
Putnam VT Capital Opportunities		X
Putnam VT Voyager	X
Redwood Managed Volatility	X
SEI VP Moderate Strategy	X	X
Vanguard VIF Balanced	X
Vanguard VIF Capital Growth	X
Vanguard VIF Conservative Allocation	X
Vanguard VIF Diversified Value	X
Vanguard VIF Equity Income	X
Vanguard VIF Equity Index	X
Vanguard VIF Growth	X
Vanguard VIF High Yield Bond	X
Vanguard VIF International	X
Vanguard VIF Mid-Cap Index	X
Vanguard VIF Moderate Allocation	X
Vanguard VIF REIT Index	X
Vanguard VIF Short Term Investment Grade	X
Vanguard VIF Small Company Growth	X
Vanguard VIF Total Bond Market Index	X
Vanguard VIF Total Stock Market Index	X
Wells Fargo Intrinsic Value VT	X	X

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
All subaccounts reported a full twelve month period except for the following as indicated:
Inception Date	Subaccount
November 20, 2015	FormulaFolios US Equity Portfolio
November 20, 2015	Redwood Managed Volatility
November 20, 2015	Rydex VIF High Yield Strategy
November 20, 2015	Vanguard VIF Balanced
November 20, 2015	Vanguard VIF Capital Growth
November 20, 2015	Vanguard VIF Conservative Allocation
November 20, 2015	Vanguard VIF Diversified Value
November 20, 2015	Vanguard VIF Equity Income
November 20, 2015	Vanguard VIF Equity Index
November 20, 2015	Vanguard VIF Growth
November 20, 2015	Vanguard VIF High Yield Bond
November 20, 2015	Vanguard VIF International
November 20, 2015	Vanguard VIF Mid-Cap Index
November 20, 2015	Vanguard VIF Moderate Allocation
November 20, 2015	Vanguard VIF REIT Index
November 20, 2015	Vanguard VIF Short Term Investment Grade
November 20, 2015	Vanguard VIF Small Company Growth
November 20, 2015	Vanguard VIF Total Bond Market Index
November 20, 2015	Vanguard VIF Total Stock Market Index
June 2, 2014	Transparent Value Directional Allocation VI
May 1, 2014	AB VPS Dynamic Asset Allocation
May 1, 2014	American Funds IS Asset Allocation
May 1, 2014	American Funds IS Blue Chip Income and Growth
May 1, 2014	American Funds IS Global Bond
May 1, 2014	American Funds IS Global Growth
May 1, 2014	American Funds IS Global Growth and Income
May 1, 2014	American Funds IS Global Small Capitalization
May 1, 2014	American Funds IS Growth
May 1, 2014	American Funds IS Growth-Income
May 1, 2014	American Funds IS International
May 1, 2014	American Funds IS International Growth and Income
May 1, 2014	American Funds IS Mortgage
May 1, 2014	American Funds IS New World
May 1, 2014	American Funds IS U.S. Government/AAA-Rated Securities
May 1, 2014	Eaton Vance VT Floating-Rate Income
May 1, 2014	Eaton Vance VT Large-Cap Value
May 1, 2014	Invesco V.I. Balanced-Risk Allocation
May 1, 2014	Ivy Funds VIP Global Natural Resources
May 1, 2014	MFS VIT Global Tactical Allocation
May 1, 2014	MFS VIT International Value
May 1, 2014	PIMCO VIT Global Multi-Asset Managed Allocation
May 1, 2014	SEI VP Balanced Strategy
May 1, 2014	SEI VP Conservative Strategy
May 1, 2014	SEI VP Defensive Strategy
May 1, 2014	SEI VP Market Growth Strategy
May 1, 2014	SEI VP Market Plus Strategy

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Inception Date	Subaccount
May 1, 2014	SEI VP Moderate Strategy
May 1, 2014	Virtus Small-Cap Growth Series
May 1, 2013	7Twelve Balanced Portfolio
May 1, 2013	ALPS/Alerian Energy Infrastructure
May 1, 2013	Guggenheim VIF Floating Rate Strategies
May 1, 2013	Guggenheim VIF Macro Opportunities
May 1, 2013	Probabilities Fund
May 1, 2013	Van Eck VIP Global Gold
May 1, 2013	Virtus Equity Trend
May 1, 2013	Virtus International Series
May 1, 2013	Virtus Multi-Sector Fixed Income Series
May 1, 2013	Virtus Real Estate Securities Series
May 1, 2013	Virtus Strategic Allocation Series
December 28, 2012	AB VPS Global Thematic Growth
December 28, 2012	AB VPS Growth and Income
December 28, 2012	AB VPS Small/Mid Cap Value
December 28, 2012	Adaptive Allocation Portfolio
December 28, 2012	American Century VP Inflation Protection
December 28, 2012	BlackRock High Yield V.I.
December 28, 2012	Deutsche High Income VIP
December 28, 2012	Dimensional VA Global Bond Portfolio
December 28, 2012	Dimensional VA International Small Portfolio
December 28, 2012	Dimensional VA International Value Portfolio
December 28, 2012	Dimensional VA Short-Term Fixed Portfolio
December 28, 2012	Dimensional VA U.S. Large Value Portfolio
December 28, 2012	Dimensional VA U.S. Targeted Value Portfolio
December 28, 2012	Dreyfus IP Small Cap Stock Index
December 28, 2012	Dreyfus IP Technology Growth
December 28, 2012	Dreyfus Stock Index
December 28, 2012	Dreyfus VIF Appreciation
December 28, 2012	Fidelity VIP Emerging Markets
December 28, 2012	Fidelity VIP High Income
December 28, 2012	Guggenheim VIF StylePlus Large Core
December 28, 2012	Guggenheim VIF StylePlus Small Growth
December 28, 2012	Guggenheim VIF Total Return Bond
December 28, 2012	Ibbotson Aggressive Growth ETF Asset Allocation
December 28, 2012	Ibbotson Balanced ETF Asset Allocation
December 28, 2012	Ibbotson Conservative ETF Asset Allocation
December 28, 2012	Ibbotson Growth ETF Asset Allocation
December 28, 2012	Ibbotson Income and Growth ETF Asset Allocation
December 28, 2012	Invesco V.I. S&P 500 Index
December 28, 2012	JPMorgan Insurance Trust Core Bond Portfolio
December 28, 2012	JPMorgan Insurance Trust Intrepid MidCap Portfolio
December 28, 2012	JPMorgan Insurance Trust Small Cap Core Portfolio
December 28, 2012	JPMorgan Insurance Trust US Equity Portfolio
December 28, 2012	MFS VIT Emerging Markets Equity
December 28, 2012	MFS VIT High Yield
December 28, 2012	Morgan Stanley UIF Emerging Markets Debt

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Inception Date	Subaccount
December 28, 2012	Morgan Stanley UIF Emerging Markets Equity
December 28, 2012	PIMCO VIT Short-Term
December 28, 2012	Pioneer Bond VCT
December 28, 2012	Pioneer Emerging Markets VCT
December 28, 2012	Pioneer Equity Income VCT
December 28, 2012	Pioneer High Yield VCT
December 28, 2012	Pioneer Real Estate Shares VCT
December 28, 2012	Pioneer Strategic Income VCT
December 28, 2012	Power Income VIT
December 28, 2012	Putnam VT Absolute Return 500
December 28, 2012	Putnam VT Capital Opportunities
December 28, 2012	Putnam VT Diversified Income
December 28, 2012	Putnam VT Equity Income
December 28, 2012	Putnam VT Global Asset Allocation
December 28, 2012	Putnam VT Growth Opportunities
December 28, 2012	Putnam VT High Yield
December 28, 2012	Putnam VT Income
December 28, 2012	Putnam VT Investors
December 28, 2012	Putnam VT Voyager
December 28, 2012	Voya MidCap Opportunities Portfolio
December 28, 2012	VY Clarion Global Real Estate Portfolio
December 28, 2012	VY Clarion Real Estate Portfolio
December 28, 2012	Western Asset Variable Global High Yield Bond
April 29, 2011	Invesco V.I. Government Securities
April 1, 2011	Alger Capital Appreciation
April 1, 2011	Alger Large Cap Growth
April 1, 2011	American Century VP Income & Growth
April 1, 2011	American Century VP International
April 1, 2011	American Century VP Mid Cap Value
April 1, 2011	American Century VP Value
April 1, 2011	BlackRock Basic Value V.I.
April 1, 2011	BlackRock Capital Appreciation V.I.
April 1, 2011	BlackRock Equity Dividend V.I.
April 1, 2011	BlackRock Global Allocation V.I.
April 1, 2011	BlackRock Global Opportunities V.I.
April 1, 2011	BlackRock Large Cap Core V.I.
April 1, 2011	BlackRock Large Cap Growth V.I.
April 1, 2011	Deutsche Capital Growth VIP
April 1, 2011	Deutsche Global Growth VIP
April 1, 2011	Deutsche Global Small Cap VIP
April 1, 2011	Deutsche Government & Agency Securities VIP
April 1, 2011	Deutsche Large Cap Value VIP
April 1, 2011	Deutsche Small Mid Cap Value VIP
April 1, 2011	Fidelity VIP Balanced
April 1, 2011	Fidelity VIP Disciplined Small Cap
April 1, 2011	Fidelity VIP Growth & Income
April 1, 2011	Fidelity VIP Mid Cap
April 1, 2011	Fidelity VIP Overseas

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Inception Date	Subaccount
April 1, 2011	Fidelity VIP Real Estate
April 1, 2011	Fidelity VIP Strategic Income
April 1, 2011	Franklin Flex Cap Growth VIP Fund
April 1, 2011	Franklin Growth and Income VIP Fund
April 1, 2011	Franklin High Income VIP Fund
April 1, 2011	Franklin Income VIP Fund
April 1, 2011	Franklin Large Cap Growth VIP Fund
April 1, 2011	Franklin Mutual Global Discovery VIP Fund
April 1, 2011	Franklin Mutual Shares VIP Fund
April 1, 2011	Franklin Rising Dividends VIP Fund
April 1, 2011	Franklin Small Cap Value VIP Fund
April 1, 2011	Franklin Strategic Income VIP Fund
April 1, 2011	Franklin U.S. Government Securities VIP Fund
April 1, 2011	Goldman Sachs VIT Growth Opportunities
April 1, 2011	Goldman Sachs VIT High Quality Floating Rate
April 1, 2011	Goldman Sachs VIT Large Cap Value
April 1, 2011	Goldman Sachs VIT Mid Cap Value
April 1, 2011	Goldman Sachs VIT Small Cap Equity Insights
April 1, 2011	Goldman Sachs VIT Strategic Growth
April 1, 2011	Goldman Sachs VIT Strategic International Equity
April 1, 2011	Guggenheim VIF High Yield
April 1, 2011	Guggenheim VIF Managed Asset Allocation
April 1, 2011	Guggenheim VIF StylePlus Large Growth
April 1, 2011	Invesco V.I. American Franchise
April 1, 2011	Invesco V.I. American Value
April 1, 2011	Invesco V.I. Comstock
April 1, 2011	Invesco V.I. Core Equity
April 1, 2011	Invesco V.I. Equity and Income
April 1, 2011	Invesco V.I. Global Core Equity
April 1, 2011	Invesco V.I. Global Health Care
April 1, 2011	Invesco V.I. Global Real Estate
April 1, 2011	Invesco V.I. Government Securities
April 1, 2011	Invesco V.I. Growth and Income
April 1, 2011	Invesco V.I. High Yield
April 1, 2011	Invesco V.I. Managed Volatility
April 1, 2011	Invesco V.I. Mid Cap Growth
April 1, 2011	Invesco V.I. Small Cap Equity
April 1, 2011	Ivy Funds VIP Asset Strategy
April 1, 2011	Ivy Funds VIP Balanced
April 1, 2011	Ivy Funds VIP Core Equity
April 1, 2011	Ivy Funds VIP Dividend Opportunities
April 1, 2011	Ivy Funds VIP Energy
April 1, 2011	Ivy Funds VIP Global Bond
April 1, 2011	Ivy Funds VIP Global Growth
April 1, 2011	Ivy Funds VIP Growth
April 1, 2011	Ivy Funds VIP High Income
April 1, 2011	Ivy Funds VIP International Core Equity
April 1, 2011	Ivy Funds VIP Limited-Term Bond

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Inception Date	Subaccount
April 1, 2011	Ivy Funds VIP Mid Cap Growth
April 1, 2011	Ivy Funds VIP Real Estate Securities
April 1, 2011	Ivy Funds VIP Science and Technology
April 1, 2011	Ivy Funds VIP Small Cap Growth
April 1, 2011	Ivy Funds VIP Small Cap Value
April 1, 2011	Ivy Funds VIP Value
April 1, 2011	Janus Aspen Enterprise
April 1, 2011	Janus Aspen Forty
April 1, 2011	Janus Aspen Janus Portfolio
April 1, 2011	Janus Aspen Overseas
April 1, 2011	Janus Aspen Perkins Mid Cap Value
April 1, 2011	Lord Abbett Series Bond-Debenture VC
April 1, 2011	Lord Abbett Series Calibrated Dividend Growth VC
April 1, 2011	Lord Abbett Series Classic Stock VC
April 1, 2011	Lord Abbett Series Developing Growth VC
April 1, 2011	Lord Abbett Series Fundamental Equity VC
April 1, 2011	Lord Abbett Series Growth and Income VC
April 1, 2011	Lord Abbett Series Growth Opportunities VC
April 1, 2011	Lord Abbett Series Mid Cap Stock VC
April 1, 2011	Lord Abbett Series Total Return VC
April 1, 2011	Lord Abbett Series Value Opportunities VC
April 1, 2011	MFS VIT Investors Trust
April 1, 2011	MFS VIT New Discovery
April 1, 2011	MFS VIT Research
April 1, 2011	MFS VIT Total Return
April 1, 2011	MFS VIT Total Return Bond
April 1, 2011	MFS VIT Utilities
April 1, 2011	MFS VIT II MA Investors Growth Stock
April 1, 2011	MFS VIT II Research International
April 1, 2011	Neuberger Berman AMT Socially Responsive
April 1, 2011	Oppenheimer Global Fund/VA
April 1, 2011	Oppenheimer Global Strategic Income Fund/VA
April 1, 2011	Oppenheimer International Growth Fund/VA
April 1, 2011	PIMCO VIT All Asset
April 1, 2011	PIMCO VIT CommodityRealReturn Strategy
April 1, 2011	PIMCO VIT Emerging Markets Bond
April 1, 2011	PIMCO VIT Foreign Bond (Unhedged)
April 1, 2011	PIMCO VIT Low Duration Advisor Class
April 1, 2011	PIMCO VIT Real Return Advisor Class
April 1, 2011	PIMCO VIT Total Return
April 1, 2011	T. Rowe Price Blue Chip Growth
April 1, 2011	T. Rowe Price Equity Income
April 1, 2011	T. Rowe Price Health Sciences
April 1, 2011	T. Rowe Price Limited-Term Bond
April 1, 2011	Templeton Global Bond VIP Fund
April 1, 2011	Templeton Growth VIP Fund
April 1, 2011	Third Avenue Value
April 1, 2011	Van Eck VIP Global Hard Assets

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Inception Date	Subaccount
April 1, 2011	Wells Fargo International Equity VT
April 1, 2011	Wells Fargo Intrinsic Value VT
April 1, 2011	Wells Fargo Omega Growth VT
April 1, 2011	Wells Fargo Small Cap Value VT

During the current year the following subaccount name changes were made effective:
Date	New Name	Old Name
January 2, 2015	Ivy Funds VIP Global Growth	Ivy Funds VIP International Growth
March 27, 2015	MFS VIT II MA Investors Growth Stock	MFS VIT Investors Growth Stock
March 27, 2015	MFS VIT II Research International	MFS VIT Research International
April 30, 2015	MFS VIT Total Return Bond	MFS VIT Research Bond
May 1, 2015	AB VPS Dynamic Asset Allocation	AllianceBernstein VPS Dynamic Asset Allocation
May 1, 2015	AB VPS Global Thematic Growth	AllianceBernstein VPS Global Thematic Growth
May 1, 2015	AB VPS Growth and Income	AllianceBernstein VPS Growth and Income
May 1, 2015	AB VPS Small/Mid Cap Value	AllianceBernstein VPS Small/Mid Cap Value
May 1, 2015	Guggenheim VIF CLS AdvisorOne Global Diversified Equity	Guggenheim VIF CLS AdvisorOne Amerigo
May 1, 2015	Guggenheim VIF CLS AdvisorOne Global Growth	Guggenheim VIF CLS AdvisorOne Select Allocation
May 1, 2015	Guggenheim VIF CLS AdvisorOne Growth and Income	Guggenheim VIF CLS AdvisorOne Clermont
June 24, 2015	Virtus Equity Trend	Virtus Premium AlphaSector Series
December 15, 2015	Wells Fargo International Equity VT	Wells Fargo Advantage International Equity VT
December 15, 2015	Wells Fargo Intrinsic Value VT	Wells Fargo Advantage Intrinsic Value VT
December 15, 2015	Wells Fargo Omega Growth VT	Wells Fargo Advantage Omega Growth VT
December 15, 2015	Wells Fargo Opportunity VT	Wells Fargo Advantage Opportunity VT
December 15, 2015	Wells Fargo Small Cap Value VT	Wells Fargo Advantage Small Cap Value VT

During the current year the following subaccounts were liquidated and subsequently reinvested:
Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets
October 30, 2015	Direxion Dynamic VP HY Bond	Rydex VIF U.S. Government Money Market	$181,177
October 30, 2015	Direxion VP Indexed Commodity Strategy	Rydex VIF U.S. Government Money Market	$ -
October 30, 2015	Direxion VP Indexed Managed Futures Strategy	Rydex VIF U.S. Government Money Market	$ 7,209

The following subaccounts are closed to new investments:
Subaccount
American Century VP Mid Cap Value
PIMCO VIT Low Duration Administrative Class
PIMCO VIT Real Return Administrative Class
PIMCO VIT Total Return Administrative Class

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Investment Valuation
Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.
The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2015, were as follows:
Subaccount	Cost of Purchases	Proceeds from Sales
7Twelve Balanced Portfolio	$ 328,336	$ 401,256
AB VPS Dynamic Asset Allocation (c)	20,685	19,956
AB VPS Growth and Income (c)	182,358	131,263
AB VPS Small/Mid Cap Value (c)	177,391	10,199
Adaptive Allocation Portfolio	33,425	14,745
Alger Capital Appreciation	666,260	278,223
Alger Large Cap Growth	207,953	56,359
ALPS/Alerian Energy Infrastructure	156,134	132,421
American Century VP Income & Growth	360,519	8,812
American Century VP Inflation Protection	51,158	25,730
American Century VP International	56,521	4,234
American Century VP Mid Cap Value (e)	220,551	179,520
American Century VP Value	82,446	89,392
American Funds IS Asset Allocation	1,234,682	52,302
American Funds IS Blue Chip Income and Growth	1,359,127	68,345
American Funds IS Global Bond	34,590	16,616
American Funds IS Global Growth	1,509	69
American Funds IS Global Growth and Income	17,652	400
American Funds IS Global Small Capitalization	10,463	2,235
American Funds IS Growth	94,461	9,142
American Funds IS Growth-Income	80,130	9,017
American Funds IS International	158,212	27,210
American Funds IS International Growth and Income	147,733	12,588
American Funds IS Mortgage	38,578	19,057
American Funds IS New World	164,957	31,982
American Funds IS U.S. Government/AAA-Rated Securities	765,962	546,192
BlackRock Basic Value V.I.	23,773	164,122
BlackRock Capital Appreciation V.I.	253,408	99,419
BlackRock Equity Dividend V.I.	372,090	315,910
BlackRock Global Allocation V.I.	449,656	195,308
BlackRock Global Opportunities V.I.	22,975	13,666
BlackRock High Yield V.I.	24,508,919	24,266,658
BlackRock Large Cap Core V.I.	57,305	4,517
BlackRock Large Cap Growth V.I.	1,698	128
Deutsche Capital Growth VIP	227,508	209,523
Deutsche Core Equity VIP	214,655	4,587
Deutsche Global Small Cap VIP	40,704	35,073

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount	Cost of Purchases	Proceeds from Sales
Deutsche Government & Agency Securities VIP	$ 45,411	$ 73,045
Deutsche High Income VIP	29,792,557	26,864,214
Deutsche Small Mid Cap Value VIP	1,659	933
Dimensional VA Global Bond Portfolio	326,506	21,015
Dimensional VA International Small Portfolio	660,651	44,334
Dimensional VA International Value Portfolio	683,367	128,501
Dimensional VA Short-Term Fixed Portfolio	347,189	60,871
Dimensional VA U.S. Large Value Portfolio	1,227,278	189,507
Dimensional VA U.S. Targeted Value Portfolio	737,824	44,698
Dreyfus IP Small Cap Stock Index	234,581	79,062
Dreyfus IP Technology Growth	116,058	55,731
Dreyfus Stock Index	59,939	78,887
Dreyfus VIF Appreciation	121,864	44,196
Dreyfus VIF International Value	2,513	2,287
Eaton Vance VT Floating-Rate Income	15,698,470	14,508,143
Eaton Vance VT Large-Cap Value	46,333	486
Federated Fund for U.S. Government Securities II	1,017,268	683,592
Federated High Income Bond II	277,973	277,124
Fidelity VIP Balanced	1,495,467	3,687,089
Fidelity VIP Contrafund	939,446	539,620
Fidelity VIP Disciplined Small Cap	114,853	5,560
Fidelity VIP Emerging Markets	293,891	73,916
Fidelity VIP Growth & Income	1,660,682	1,723,143
Fidelity VIP Growth Opportunities	183,245	286,166
Fidelity VIP High Income	26,535,257	32,454,003
Fidelity VIP Index 500	6,883,477	6,519,969
Fidelity VIP Investment Grade Bond	831,605	702,827
Fidelity VIP Mid Cap	126,136	39,542
Fidelity VIP Overseas	94,825	71,131
Fidelity VIP Real Estate	557,272	531,565
Fidelity VIP Strategic Income	11,510,298	11,423,960
Franklin Flex Cap Growth VIP Fund	137,126	181,246
Franklin Growth and Income VIP Fund	70,293	3,974
Franklin High Income VIP Fund	18,553,765	22,498,187
Franklin Income VIP Fund	6,103,687	7,753,797
Franklin Large Cap Growth VIP Fund	1,319	29,740
Franklin Mutual Global Discovery VIP Fund	312,491	185,785
Franklin Mutual Shares VIP Fund	113,037	69,056
Franklin Rising Dividends VIP Fund	3,357,667	3,027,247
Franklin Small Cap Value VIP Fund	106,489	86,469
Franklin Small-Mid Cap Growth VIP Fund	319,965	63,358
Franklin Strategic Income VIP Fund	1,250,272	1,120,765
Franklin U.S. Government Securities VIP Fund	986,050	850,461
Goldman Sachs VIT Growth Opportunities	4,764	26,623
Goldman Sachs VIT High Quality Floating Rate	273,495	399,129
Goldman Sachs VIT Large Cap Value	168,182	109,498
Goldman Sachs VIT Mid Cap Value	551,996	345,351
Goldman Sachs VIT Strategic Growth	24,528	58,799

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount	Cost of Purchases	Proceeds from Sales
Goldman Sachs VIT Strategic International Equity	$ 65,302	$ 163,082
Guggenheim VIF All Cap Value	311,977	28,965
Guggenheim VIF CLS AdvisorOne Global Diversified Equity (c)	71,986	67,225
Guggenheim VIF CLS AdvisorOne Global Growth (c)	4,210	12,431
Guggenheim VIF CLS AdvisorOne Growth and Income (c)	269,603	34,819
Guggenheim VIF Floating Rate Strategies	9,455,565	9,391,724
Guggenheim VIF Global Managed Futures Strategy	213,362	256,447
Guggenheim VIF High Yield	10,083,815	10,053,002
Guggenheim VIF Large Cap Value	29,270	3,391
Guggenheim VIF Long Short Equity	85,766	6,631
Guggenheim VIF Macro Opportunities	4,777,683	2,308,958
Guggenheim VIF Managed Asset Allocation	116,431	3,011,237
Guggenheim VIF Mid Cap Value	24,689	39,438
Guggenheim VIF Multi-Hedge Strategies	282,743	32,523
Guggenheim VIF Small Cap Value	66,706	125,338
Guggenheim VIF StylePlus Large Core	12,800	2,623
Guggenheim VIF StylePlus Large Growth	203,429	165,240
Guggenheim VIF StylePlus Mid Growth	193,818	276,331
Guggenheim VIF StylePlus Small Growth	249,477	59,409
Guggenheim VIF Total Return Bond	4,540,488	4,136,641
Guggenheim VIF World Equity Income	25,052	16,720
Ibbotson Aggressive Growth ETF Asset Allocation	1,229	677
Ibbotson Balanced ETF Asset Allocation	370,523	8,497
Ibbotson Conservative ETF Asset Allocation	758,298	23,869
Ibbotson Growth ETF Asset Allocation	79,309	22,106
Ibbotson Income and Growth ETF Asset Allocation	34,040	3,515
Invesco V.I. American Value	373,289	104,407
Invesco V.I. Balanced-Risk Allocation	9,143	49
Invesco V.I. Comstock	1,303	21,611
Invesco V.I. Core Equity	9,807	33
Invesco V.I. Equity and Income	404,094	53,847
Invesco V.I. Global Core Equity	619	197
Invesco V.I. Global Health Care	324,653	262,022
Invesco V.I. Global Real Estate	447,080	463,724
Invesco V.I. Government Securities	520,891	722,412
Invesco V.I. Growth and Income	28,071	6,184
Invesco V.I. High Yield	33,618,262	31,446,343
Invesco V.I. International Growth	2,627,838	2,545,065
Invesco V.I. Managed Volatility	42,419	37,788
Invesco V.I. Mid Cap Core Equity	89,861	24,767
Invesco V.I. Mid Cap Growth	52,547	98,469
Invesco V.I. S&P 500 Index	13,177,461	11,018,720
Invesco V.I. Small Cap Equity	70,099	31,988
Ivy Funds VIP Asset Strategy	82,527	3,623
Ivy Funds VIP Balanced	220,321	89,379
Ivy Funds VIP Core Equity	128,176	31,353

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount	Cost of Purchases	Proceeds from Sales
Ivy Funds VIP Dividend Opportunities	$ 36,934	$ 59,317
Ivy Funds VIP Energy	72,895	27,766
Ivy Funds VIP Global Bond	55,404	54,689
Ivy Funds VIP Global Growth (c)	30,715	221
Ivy Funds VIP Global Natural Resources	19,618	157
Ivy Funds VIP Growth	84,953	3,842
Ivy Funds VIP High Income	12,226,380	12,420,169
Ivy Funds VIP International Core Equity	492,851	291,340
Ivy Funds VIP Limited-Term Bond	419,009	229,853
Ivy Funds VIP Mid Cap Growth	74,461	41,796
Ivy Funds VIP Real Estate Securities	161,039	25,146
Ivy Funds VIP Science and Technology	390,107	324,890
Ivy Funds VIP Small Cap Growth	118,843	13,084
Ivy Funds VIP Small Cap Value	49,840	8,068
Ivy Funds VIP Value	48,260	150,475
Janus Aspen Enterprise	263,676	152,326
Janus Aspen Forty	268,014	324,858
Janus Aspen Janus Portfolio	160,534	131,797
Janus Aspen Overseas	194,683	95,445
Janus Aspen Perkins Mid Cap Value	77,654	7,560
JPMorgan Insurance Trust Core Bond Portfolio	79,321	2,216
JPMorgan Insurance Trust Intrepid MidCap Portfolio	57,902	96,913
JPMorgan Insurance Trust Small Cap Core Portfolio	123,559	75,780
JPMorgan Insurance Trust US Equity Portfolio	11,989	1,137
Lord Abbett Series Bond-Debenture VC	23,403,328	27,285,542
Lord Abbett Series Calibrated Dividend Growth VC	7,514	51
Lord Abbett Series Developing Growth VC	235,022	221,555
Lord Abbett Series Fundamental Equity VC	3,483	147,570
Lord Abbett Series Growth and Income VC	499	37
Lord Abbett Series Growth Opportunities VC	310,606	306,397
Lord Abbett Series Mid Cap Stock VC	2,184	1,719
Lord Abbett Series Total Return VC	188,193	236,120
Lord Abbett Series Value Opportunities VC	4,799	15,898
MFS VIT Emerging Markets Equity	53,907	56,367
MFS VIT Global Tactical Allocation	12,336	1,137
MFS VIT High Yield	30,923,926	27,628,644
MFS VIT II MA Investors Growth Stock (c)	44,669	69,655
MFS VIT II Research International (c)	149,524	80,365
MFS VIT International Value	356,705	120,946
MFS VIT New Discovery	36,573	131,119
MFS VIT Research	265,950	241,587
MFS VIT Total Return	158,739	44,863
MFS VIT Total Return Bond (c)	114,772	138,268
MFS VIT Utilities	239,919	309,184
Morgan Stanley UIF Emerging Markets Debt	426,007	128,938
Morgan Stanley UIF Emerging Markets Equity	669,330	424,507

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount	Cost of Purchases	Proceeds from Sales
Neuberger Berman AMT Guardian	$ 24,416	$ 20,968
Neuberger Berman AMT Socially Responsive	18,773	149
Oppenheimer Global Fund/VA	568,521	308,932
Oppenheimer Global Strategic Income Fund/VA	9,178,839	9,114,070
Oppenheimer International Growth Fund/VA	49,200	71,521
Oppenheimer Main Street Small Cap Fund/VA	425,239	119,676
PIMCO VIT All Asset	56,696	71,377
PIMCO VIT CommodityRealReturn Strategy	41,087	22,801
PIMCO VIT Emerging Markets Bond	521,166	450,574
PIMCO VIT Foreign Bond (Unhedged)	23,595	15,370
PIMCO VIT Global Bond (Unhedged)	336	12,971
PIMCO VIT Global Multi-Asset Managed Allocation	77,154	76,446
PIMCO VIT High Yield	15,872,203	15,624,488
PIMCO VIT Low Duration Administrative Class (e)	1,290	21,045
PIMCO VIT Low Duration Advisor Class	1,946,295	1,381,438
PIMCO VIT Real Return Administrative Class (e)	77	21,225
PIMCO VIT Real Return Advisor Class	511,845	433,204
PIMCO VIT Short-Term	2,132,186	690,395
PIMCO VIT Total Return Administrative Class (e)	5,139	40,049
PIMCO VIT Total Return Advisor Class	7,097,886	5,796,797
Pioneer Bond VCT	360,307	107,399
Pioneer Emerging Markets VCT	53,594	24,730
Pioneer Equity Income VCT	9,659	6,890
Pioneer High Yield VCT	1,876,341	2,130,822
Pioneer Real Estate Shares VCT	94,062	20,977
Pioneer Strategic Income VCT	126,936	9,605
Power Income VIT	1,098,435	2,649,382
Probabilities Fund	1,791,288	3,141,494
Putnam VT Absolute Return 500	1,478,994	126,874
Putnam VT Capital Opportunities	58,768	49,301
Putnam VT Diversified Income	94,906	69,500
Putnam VT Equity Income	351,911	234,575
Putnam VT Global Asset Allocation	120,639	14,627
Putnam VT Growth Opportunities	86,298	166,546
Putnam VT High Yield	3,793,716	3,720,682
Putnam VT Income	157,574	1,775,027
Putnam VT Investors	1,609	41,621
Rydex VIF Banking	1,278,242	1,354,863
Rydex VIF Basic Materials	53,589	186,180
Rydex VIF Biotechnology	5,145,489	4,878,206
Rydex VIF Commodities Strategy	688,481	616,556
Rydex VIF Consumer Products	6,301,231	6,724,725
Rydex VIF Dow 2x Strategy	975,350	908,535
Rydex VIF Electronics	569,792	589,872
Rydex VIF Energy	438,820	399,518
Rydex VIF Energy Services	2,506,682	2,482,679

(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount	Cost of Purchases	Proceeds from Sales
Rydex VIF Europe 1.25x Strategy	$ 68,102	$ 64,167
Rydex VIF Financial Services	4,099,975	4,039,162
Rydex VIF Government Long Bond 1.2x Strategy	4,355,484	3,860,323
Rydex VIF Health Care	6,729,076	7,568,732
Rydex VIF High Yield Strategy (a)	11,891,511	10,084,527
Rydex VIF Internet	771,771	652,492
Rydex VIF Inverse Dow 2x Strategy	8,798,697	8,948,681
Rydex VIF Inverse Government Long Bond Strategy	2,660,256	2,591,534
Rydex VIF Inverse Mid-Cap Strategy	120,278	93,154
Rydex VIF Inverse NASDAQ-100 Strategy	11,831,771	11,689,408
Rydex VIF Inverse Russell 2000 Strategy	719,437	715,157
Rydex VIF Inverse S&P 500 Strategy	21,450,679	19,166,212
Rydex VIF Japan 2x Strategy	56,853	76,236
Rydex VIF Leisure	1,874,186	1,718,202
Rydex VIF Mid-Cap 1.5x Strategy	1,278,836	2,096,562
Rydex VIF NASDAQ-100	25,888,412	25,008,203
Rydex VIF NASDAQ-100 2x Strategy	4,317,240	3,262,573
Rydex VIF Nova	509,714	389,392
Rydex VIF Precious Metals	433,349	290,805
Rydex VIF Real Estate	7,269,555	8,113,328
Rydex VIF Retailing	1,175,508	1,445,442
Rydex VIF Russell 2000 1.5x Strategy	106,192	133,153
Rydex VIF Russell 2000 2x Strategy	417,769	350,491
Rydex VIF S&P 500 2x Strategy	3,371,898	5,722,784
Rydex VIF S&P 500 Pure Growth	5,263,763	4,892,014
Rydex VIF S&P 500 Pure Value	270,067	374,716
Rydex VIF S&P MidCap 400 Pure Growth	1,242,593	911,124
Rydex VIF S&P MidCap 400 Pure Value	101,979	53,695
Rydex VIF S&P SmallCap 600 Pure Growth	1,807,662	1,427,395
Rydex VIF S&P SmallCap 600 Pure Value	175,309	161,100
Rydex VIF Strengthening Dollar 2x Strategy	325,599	318,534
Rydex VIF Technology	1,823,190	1,819,895
Rydex VIF Telecommunications	340,732	432,511
Rydex VIF Transportation	2,039,718	2,087,737
Rydex VIF U.S. Government Money Market (d)	381,746,559	378,630,265
Rydex VIF Utilities	3,444,814	4,904,071
Rydex VIF Weakening Dollar 2x Strategy	407,657	400,222
SEI VP Balanced Strategy	249,683	12,692
SEI VP Conservative Strategy	30,747	662
SEI VP Defensive Strategy	84,472	12,061
SEI VP Market Growth Strategy	10,105	10,111
SEI VP Market Plus Strategy	39,979	938
T. Rowe Price Blue Chip Growth	1,413,889	424,151
T. Rowe Price Equity Income	140,684	29,442
T. Rowe Price Health Sciences	1,913,600	733,243

(a) New subaccount. See Note 1.
(d) Liquidation. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount	Cost of Purchases	Proceeds from Sales
T. Rowe Price Limited-Term Bond	$ 151,086	$ 77,640
Templeton Developing Markets VIP Fund	618,073	623,214
Templeton Foreign VIP Fund	89,218	71,955
Templeton Global Bond VIP Fund	753,805	331,944
Templeton Growth VIP Fund	3,701	65,591
Third Avenue Value	1,832	52,969
Transparent Value Directional Allocation VI	408,994	294,438
Van Eck VIP Global Gold	631,208	574,356
Van Eck VIP Global Hard Assets	1,363,626	1,289,967
Virtus Equity Trend (c)	268,524	1,735,776
Virtus International Series	103,240	131,945
Virtus Multi-Sector Fixed Income Series	108,692	81,236
Virtus Real Estate Securities Series	139,860	29,518
Virtus Small-Cap Growth Series	25,689	24,892
Virtus Strategic Allocation Series	876	144
Voya MidCap Opportunities Portfolio	-	32
VY Clarion Global Real Estate Portfolio	126,593	106,371
VY Clarion Real Estate Portfolio	164,013	276,793
Wells Fargo International Equity VT (c)	21,799	9,649
Wells Fargo Omega Growth VT (c)	143,087	318,988
Wells Fargo Opportunity VT (c)	14,100	10,456
Wells Fargo Small Cap Value VT (c)	16,783	89,295
Western Asset Variable Global High Yield Bond	37,565,700	41,940,433
(c) Name change. See Note 1.

Market Risk
Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders investments in the funds and the amounts reported in the statement of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.
Annuity Assets
As of December 31, 2015, annuity assets have not been established, as there are no contracts that have matured and are in the payout stage. Such assets would be computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.
Reinvestment of Dividends
Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Federal Income Taxes
The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Recently Issued Accounting Standards
In May 2015, the FASB issued Accounting Standards Update guidance (ASU No. 2015-07), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The amendments in this Update remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. ASU 2015-07 would be effective for fiscal periods beginning after December 15, 2016, with early application permitted. The Account expects this ASU to only have a presentation impact on the financial statements of the Account
In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-08, Financial Services - Investment Companies Measurement, and Disclosure Requirements, which provides comprehensive guidance for assessing whether an entity is an investment company and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value.  ASU 2013-08 also requires an entity to disclose that it is an investment company and any changes to that status, as well as information about financial support provided or required to be provided to investees. Management has evaluated the criteria in the standard and concluded that the Account qualifies as an investment company and therefore will continue to apply the accounting requirements of ASC 946.  The adoption of ASU 2013-08 had no impact on the Account’s financial statements.
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
•	Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•	Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.
The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund’s computed net asset values (NAV).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.
Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.  As a result, management considers, the quoted NAV of the mutual fund to be quoted prices in active markets.
The Account’s financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2015, based on the priority of the inputs to the valuation technique above.  There were no transfers between levels during the year ended December 31, 2015.  The Account had no financial liabilities as of December 31, 2015.
2. Variable Annuity Contract Charges
Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets.  A 5 year contract is not assessed with a mortality and expense risk charge.  A 0-4 year contract is assessed a mortality and expense risk fee of 0.20% annually. An EliteDesigns II contract is assessed a mortality and expense risk fee of 1.20% annually.  All contracts, once annuitized will be assessed with a mortality and expense risk charge of .30% annually of the average daily net assets.  Currently, there are no policies in the annuitization stage.
Administrative Charge:  SBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:
Administrative Charge	Subaccount
0.65%
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio, Vanguard VIF Balanced, Vanguard VIF Capital Growth, Vanguard VIF Conservative Allocation, Vanguard VIF Diversified Value, Vanguard VIF Equity Income, Vanguard VIF Equity Index, Vanguard VIF Growth, Vanguard VIF High Yield Bond, Vanguard VIF International, Vanguard VIF Mid-Cap Index, Vanguard VIF Moderate Allocation, Vanguard VIF REIT Index, Vanguard VIF Short Term Investment Grade, Vanguard VIF Small Company Growth, Vanguard VIF Total Bond Market Index, Vanguard VIF Total Stock Market Index

0.25%	All other subaccounts

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.
Contract owner maintenance charges on the statements of changes in net assets may include the following charges:
•
Contingent Deferred Sales Charge (CDSC): For a 5 year contract, SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract.  For a 0 year and EliteDesigns II contract, SBL does not deduct any CDSC throughout the life of the contract.

•	Rider Charge: SBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 1.25% of the contract value.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
3. Summary of Unit Transactions
The changes in units outstanding for the periods December 31, 2015 and 2014, were as follows:
	2015			2014
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
7Twelve Balanced Portfolio	54,842	(62,399)	(7,557)	19,889	(14)	19,875
AB VPS Dynamic Asset Allocation (b)(c)	4,095	(4,019)	76	2,473	-	2,473
AB VPS Growth and Income (c)	13,333	(9,491)	3,842	286	(4,208)	(3,922)
AB VPS Small/Mid Cap Value (c)	13,279	(612)	12,667	376	(2,783)	(2,407)
Adaptive Allocation Portfolio	5,205	(3,263)	1,942	-	-	-
Alger Capital Appreciation	55,708	(30,555)	25,153	24,849	(21,098)	3,751
Alger Large Cap Growth	16,673	(6,034)	10,639	1,892	-	1,892
ALPS/Alerian Energy Infrastructure	15,474	(13,445)	2,029	221,685	(209,406)	12,279
American Century VP Income & Growth	23,823	(492)	23,331	22,842	(1,159)	21,683
American Century VP Inflation Protection	5,874	(2,877)	2,997	85	-	85
American Century VP International	5,664	(342)	5,322	1,711	(2,338)	(627)
American Century VP Mid Cap Value (e)	17,370	(12,718)	4,652	24,074	(15,856)	8,218
American Century VP Value	6,280	(6,420)	(140)	24,267	(23,319)	948
American Funds IS Asset Allocation (b)	113,636	(4,144)	109,492	10,746	-	10,746
American Funds IS Blue Chip Income and Growth (b)	132,187	(6,227)	125,960	3,516	-	3,516
American Funds IS Global Bond (b)	3,713	(1,726)	1,987	1,678	-	1,678
American Funds IS Global Growth (b)	125	(6)	119	-	-	-
American Funds IS Global Growth and Income (b)	1,782	(20)	1,762	3,207	(1,609)	1,598
American Funds IS Global Small Capitalization (b)	918	(202)	716	-	-	-
American Funds IS Growth (b)	7,554	(773)	6,781	1,951	(1)	1,950
American Funds IS Growth-Income (b)	10,148	(3,933)	6,215	947	(2)	945
American Funds IS International (b)	16,041	(3,623)	12,418	-	-	-
American Funds IS International Growth and Income (b)	15,257	(1,391)	13,866	-	-	-
American Funds IS Mortgage (b)	5,266	(3,328)	1,938	-	-	-
American Funds IS New World (b)	18,742	(4,127)	14,615	9,817	(1,296)	8,521
American Funds IS U.S. Government/AAA-Rated Securities (b)	80,537	(58,386)	22,151	5,693	-	5,693
BlackRock Basic Value V.I.	1,669	(12,157)	(10,488)	2,934	(3,588)	(654)
BlackRock Capital Appreciation V.I.	21,860	(10,177)	11,683	19,458	(10,923)	8,535
BlackRock Equity Dividend V.I.	33,640	(29,179)	4,461	16,700	(18,584)	(1,884)
BlackRock Global Allocation V.I.	45,695	(23,589)	22,106	8,411	(3,767)	4,644
BlackRock Global Opportunities V.I.	2,273	(1,299)	974	1,940	(1,837)	103
BlackRock High Yield V.I.	2,480,863	(2,479,675)	1,188	2,276,405	(2,344,430)	(68,025)
BlackRock Large Cap Core V.I.	3,972	(268)	3,704	16,929	(12,336)	4,593
BlackRock Large Cap Growth V.I.	60	-	60	58	-	58
Deutsche Capital Growth VIP	22,819	(23,035)	(216)	7,231	(648)	6,583
Deutsche Core Equity VIP	16,150	(275)	15,875	1,462	-	1,462
Deutsche Global Growth VIP	-	-	-	866	(866)	-

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)
	2015			2014
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Deutsche Global Small Cap VIP	3,444	(3,006)	438	1,799	(705)	1,094
Deutsche Government & Agency Securities VIP	9,271	(12,177)	(2,906)	3,180	(5)	3,175
Deutsche High Income VIP	3,164,862	(2,819,916)	344,946	933,698	(961,493)	(27,795)
Deutsche Large Cap Value VIP	-	-	-	10,552	(14,312)	(3,760)
Deutsche Small Mid Cap Value VIP	235	(209)	26	1,725	(12,509)	(10,784)
Dimensional VA Global Bond Portfolio	34,638	(1,912)	32,726	25,137	(337)	24,800
Dimensional VA International Small Portfolio	65,351	(12,485)	52,866	24,482	(317)	24,165
Dimensional VA International Value Portfolio	64,704	(11,717)	52,987	35,318	(3,298)	32,020
Dimensional VA Short-Term Fixed Portfolio	39,214	(6,444)	32,770	26,732	(51,274)	(24,542)
Dimensional VA U.S. Large Value Portfolio	98,693	(23,726)	74,967	47,814	(6,418)	41,396
Dimensional VA U.S. Targeted Value Portfolio	64,378	(12,862)	51,516	29,057	(379)	28,678
Dreyfus IP Small Cap Stock Index	17,812	(7,384)	10,428	13,413	(9,512)	3,901
Dreyfus IP Technology Growth	9,103	(4,567)	4,536	2,053	-	2,053
Dreyfus Stock Index	5,024	(6,038)	(1,014)	7,512	(282)	7,230
Dreyfus VIF Appreciation	9,537	(3,950)	5,587	1,258	(1,258)	-
Dreyfus VIF International Value	314	(232)	82	3,593	(2,056)	1,537
Eaton Vance VT Floating-Rate Income (b)	1,749,220	(1,628,466)	120,754	1,937	(2)	1,935
Eaton Vance VT Large-Cap Value (b)	3,237	(14)	3,223	3,128	(1,568)	1,560
Federated Fund for U.S. Government Securities II	101,063	(67,965)	33,098	7,391	(3,628)	3,763
Federated High Income Bond II	22,113	(20,781)	1,332	1,016,532	(1,036,918)	(20,386)
Fidelity VIP Balanced	139,568	(341,507)	(201,939)	517,592	(213,174)	304,418
Fidelity VIP Contrafund	69,781	(43,411)	26,370	28,320	(23,447)	4,873
Fidelity VIP Disciplined Small Cap	10,206	(479)	9,727	2,345	(988)	1,357
Fidelity VIP Emerging Markets	29,902	(8,137)	21,765	3,958	(23,319)	(19,361)
Fidelity VIP Growth & Income	115,790	(120,539)	(4,749)	15,839	(1,774)	14,065
Fidelity VIP Growth Opportunities	16,812	(26,219)	(9,407)	25,640	(14,075)	11,565
Fidelity VIP High Income	2,746,589	(3,344,391)	(597,802)	1,225,175	(692,848)	532,327
Fidelity VIP Index 500	782,340	(751,406)	30,934	53,308	(239,073)	(185,765)
Fidelity VIP Investment Grade Bond	82,792	(69,372)	13,420	264,877	(241,223)	23,654
Fidelity VIP Mid Cap	6,242	(3,154)	3,088	4,700	(10,311)	(5,611)
Fidelity VIP Overseas	9,419	(6,644)	2,775	5,725	(1,420)	4,305
Fidelity VIP Real Estate	47,511	(46,462)	1,049	159,590	(132,873)	26,717
Fidelity VIP Strategic Income	1,194,647	(1,190,807)	3,840	15,785	(11,932)	3,853
Franklin Flex Cap Growth VIP Fund	15,923	(20,877)	(4,954)	6,879	(1,877)	5,002
Franklin Growth and Income VIP Fund	6,043	(284)	5,759	55	-	55
Franklin High Income VIP Fund	1,908,874	(2,396,069)	(487,195)	863,926	(1,103,434)	(239,508)
Franklin Income VIP Fund	600,084	(750,967)	(150,883)	1,361,296	(1,185,482)	175,814
Franklin Large Cap Growth VIP Fund	121	(2,223)	(2,102)	2,102	-	2,102
Franklin Mutual Global Discovery VIP Fund	27,088	(18,492)	8,596	52,727	(19,719)	33,008
Franklin Mutual Shares VIP Fund	9,246	(5,304)	3,942	14,575	(11,596)	2,979
Franklin Rising Dividends VIP Fund	245,548	(217,955)	27,593	28,054	(47,487)	(19,433)
Franklin Small Cap Value VIP Fund	9,357	(9,033)	324	18,952	(14,828)	4,124
Franklin Small-Mid Cap Growth VIP Fund	29,895	(11,958)	17,937	9,383	(9,752)	(369)
Franklin Strategic Income VIP Fund	131,614	(121,674)	9,940	627,486	(588,597)	38,889

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)
	2015			2014
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin U.S. Government Securities VIP Fund	125,921	(110,912)	15,009	41,925	(29,521)	12,404
Goldman Sachs VIT Growth Opportunities	321	(1,996)	(1,675)	4,558	(2,584)	1,974
Goldman Sachs VIT High Quality Floating Rate	52,557	(64,977)	(12,420)	14,037	(9,500)	4,537
Goldman Sachs VIT Large Cap Value	11,475	(8,253)	3,222	36,060	(29,777)	6,283
Goldman Sachs VIT Mid Cap Value	50,709	(34,476)	16,233	52,792	(12,391)	40,401
Goldman Sachs VIT Small Cap Equity Insights	-	-	-	1,731	(1,731)	-
Goldman Sachs VIT Strategic Growth	1,370	(3,744)	(2,374)	6,468	(3,067)	3,401
Goldman Sachs VIT Strategic International Equity	11,036	(20,522)	(9,486)	1,418	(7,224)	(5,806)
Guggenheim VIF All Cap Value	26,593	(2,501)	24,092	3,931	(969)	2,962
Guggenheim VIF CLS AdvisorOne Global Diversified Equity (c)	3,282	(6,137)	(2,855)	3,449	(30,624)	(27,175)
Guggenheim VIF CLS AdvisorOne Global Growth (c)	864	(1,098)	(234)	1,010	(8,351)	(7,341)
Guggenheim VIF CLS AdvisorOne Growth and Income (c)	32,117	(3,345)	28,772	51,117	(24,387)	26,730
Guggenheim VIF Floating Rate Strategies	1,064,718	(1,059,063)	5,655	36,566	(41,585)	(5,019)
Guggenheim VIF Global Managed Futures Strategy	25,079	(26,921)	(1,842)	45,355	(27,047)	18,308
Guggenheim VIF High Yield	1,001,383	(990,803)	10,580	334,345	(368,969)	(34,624)
Guggenheim VIF Large Cap Value	1,739	(304)	1,435	4,157	(3,698)	459
Guggenheim VIF Long Short Equity	10,450	(537)	9,913	17,777	(56)	17,721
Guggenheim VIF Macro Opportunities	563,506	(322,100)	241,406	47,724	(2,996)	44,728
Guggenheim VIF Managed Asset Allocation	11,571	(286,095)	(274,524)	300,029	(14)	300,015
Guggenheim VIF Mid Cap Value	1,411	(3,045)	(1,634)	3,225	(479)	2,746
Guggenheim VIF Multi-Hedge Strategies	33,202	(4,239)	28,963	12,499	(7,327)	5,172
Guggenheim VIF Small Cap Value	3,991	(12,046)	(8,055)	10,538	(3,144)	7,394
Guggenheim VIF StylePlus Large Core	779	(181)	598	1,197	(184)	1,013
Guggenheim VIF StylePlus Large Growth	17,029	(13,985)	3,044	1,750	(7,166)	(5,416)
Guggenheim VIF StylePlus Mid Growth	8,012	(11,999)	(3,987)	2,758	(1,244)	1,514
Guggenheim VIF StylePlus Small Growth	20,256	(4,433)	15,823	2,176	(78)	2,098
Guggenheim VIF Total Return Bond	460,134	(415,259)	44,875	169,370	(7,586)	161,784
Guggenheim VIF World Equity Income	4,967	(3,911)	1,056	6,866	(270,660)	(263,794)
Ibbotson Aggressive Growth ETF Asset Allocation	134	-	134	4,393	-	4,393
Ibbotson Balanced ETF Asset Allocation	34,821	(87)	34,734	51,200	(16,238)	34,962
Ibbotson Conservative ETF Asset Allocation	77,957	(2,054)	75,903	21,597	(84)	21,513
Ibbotson Growth ETF Asset Allocation	8,040	(2,465)	5,575	27,645	(159)	27,486
Ibbotson Income and Growth ETF Asset Allocation	3,192	(286)	2,906	7,530	(25,436)	(17,906)
Invesco V.I. American Franchise	-	-	-	1,274	(1,274)	-
Invesco V.I. American Value	35,119	(16,986)	18,133	46,907	(1,971)	44,936
Invesco V.I. Balanced-Risk Allocation (b)	848	-	848	-	-	-
Invesco V.I. Comstock	107	(1,516)	(1,409)	1,586	(3,737)	(2,151)
Invesco V.I. Core Equity	700	-	700	-	-	-

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)
	2015			2014
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco V.I. Equity and Income	31,287	(6,280)	25,007	47,452	(20,185)	27,267
Invesco V.I. Global Core Equity	39	-	39	1,290	-	1,290
Invesco V.I. Global Health Care	20,817	(16,896)	3,921	15,280	(15,253)	27
Invesco V.I. Global Real Estate	41,666	(43,670)	(2,004)	31,190	(8,887)	22,303
Invesco V.I. Government Securities	83,291	(104,216)	(20,925)	54,462	(21,771)	32,691
Invesco V.I. Growth and Income	1,919	(475)	1,444	302	(41)	261
Invesco V.I. High Yield	3,456,209	(3,206,108)	250,101	840,608	(837,430)	3,178
Invesco V.I. International Growth	266,746	(261,032)	5,714	14,561	(2,049)	12,512
Invesco V.I. Managed Volatility	273	(3,113)	(2,840)	15,629	(5,964)	9,665
Invesco V.I. Mid Cap Core Equity	7,050	(2,254)	4,796	1,780	(3,914)	(2,134)
Invesco V.I. Mid Cap Growth	6,853	(10,539)	(3,686)	4,998	(824)	4,174
Invesco V.I. S&P 500 Index	1,059,271	(881,128)	178,143	277,817	(25,163)	252,654
Invesco V.I. Small Cap Equity	5,403	(2,481)	2,922	1,481	(878)	603
Ivy Funds VIP Asset Strategy	5,838	(204)	5,634	9,021	(3,777)	5,244
Ivy Funds VIP Balanced	20,678	(9,603)	11,075	18,054	(15,562)	2,492
Ivy Funds VIP Core Equity	8,328	(2,745)	5,583	3,145	(1,394)	1,751
Ivy Funds VIP Dividend Opportunities	2,380	(4,940)	(2,560)	2,250	(8)	2,242
Ivy Funds VIP Energy	9,556	(3,928)	5,628	5,524	(11,236)	(5,712)
Ivy Funds VIP Global Bond	5,793	(5,725)	68	12,030	(570)	11,460
Ivy Funds VIP Global Growth (c)	2,498	(14)	2,484	-	-	-
Ivy Funds VIP Global Natural Resources (b)	2,414	(16)	2,398	-	-	-
Ivy Funds VIP Growth	4,297	(184)	4,113	14,451	(2,046)	12,405
Ivy Funds VIP High Income	1,189,200	(1,213,755)	(24,555)	941,700	(1,032,406)	(90,706)
Ivy Funds VIP International Core Equity	41,462	(26,116)	15,346	31,080	(976)	30,104
Ivy Funds VIP Limited-Term Bond	45,640	(25,278)	20,362	794	(1,407)	(613)
Ivy Funds VIP Mid Cap Growth	5,213	(3,210)	2,003	3,212	(6,418)	(3,206)
Ivy Funds VIP Real Estate Securities	11,973	(1,632)	10,341	4,409	(549)	3,860
Ivy Funds VIP Science and Technology	26,189	(22,381)	3,808	10,721	(12,824)	(2,103)
Ivy Funds VIP Small Cap Growth	9,456	(1,081)	8,375	4,647	(5)	4,642
Ivy Funds VIP Small Cap Value	3,688	(664)	3,024	8,702	(46)	8,656
Ivy Funds VIP Value	2,315	(11,043)	(8,728)	28,928	(4,785)	24,143
Janus Aspen Enterprise	18,958	(12,637)	6,321	10,188	(3,318)	6,870
Janus Aspen Forty	21,707	(26,066)	(4,359)	17,471	(7,443)	10,028
Janus Aspen Janus Portfolio	10,141	(8,903)	1,238	31	-	31
Janus Aspen Overseas	29,632	(18,222)	11,410	1,936	(422)	1,514
Janus Aspen Perkins Mid Cap Value	4,388	(524)	3,864	705	(1)	704
JPMorgan Insurance Trust Core Bond Portfolio	8,322	(207)	8,115	-	-	-
JPMorgan Insurance Trust Intrepid MidCap Portfolio	3,885	(8,654)	(4,769)	8,468	(403)	8,065
JPMorgan Insurance Trust Small Cap Core Portfolio	9,461	(6,129)	3,332	4,854	(2,792)	2,062
JPMorgan Insurance Trust US Equity Portfolio	697	(48)	649	7,004	(6)	6,998
Lord Abbett Series Bond-Debenture VC	2,341,098	(2,712,706)	(371,608)	975,967	(71,940)	904,027

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)
	2015			2014
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Lord Abbett Series Calibrated Dividend Growth VC	612	-	612	-	-	-
Lord Abbett Series Developing Growth VC	19,569	(18,145)	1,424	60,207	(64,540)	(4,333)
Lord Abbett Series Fundamental Equity VC	5,551	(17,196)	(11,645)	17,807	(6,162)	11,645
Lord Abbett Series Growth and Income VC	18	-	18	18	(1)	17
Lord Abbett Series Growth Opportunities VC	25,472	(25,841)	(369)	9,929	(9,172)	757
Lord Abbett Series Mid Cap Stock VC	266	(288)	(22)	1,646	(1)	1,645
Lord Abbett Series Total Return VC	23,787	(28,496)	(4,709)	26,139	(12,212)	13,927
Lord Abbett Series Value Opportunities VC	361	(1,284)	(923)	8,388	(5,844)	2,544
MFS VIT Emerging Markets Equity	7,480	(7,855)	(375)	8,129	(2,556)	5,573
MFS VIT Global Tactical Allocation (b)	1,209	(115)	1,094	-	-	-
MFS VIT High Yield	3,407,499	(3,062,433)	345,066	1,135,924	(1,135,074)	850
MFS VIT II MA Investors Growth Stock (c)	6,459	(8,064)	(1,605)	884	(15)	869
MFS VIT II Research International (c)	14,623	(7,913)	6,710	3,320	(1,262)	2,058
MFS VIT International Value (b)	43,059	(19,239)	23,820	12,010	(4)	12,006
MFS VIT New Discovery	10,156	(17,629)	(7,473)	16,668	(13,369)	3,299
MFS VIT Research	26,727	(25,766)	961	1,449	(1,345)	104
MFS VIT Total Return	15,518	(6,462)	9,056	12,759	(30,956)	(18,197)
MFS VIT Total Return Bond (c)	11,218	(13,541)	(2,323)	652,417	(642,947)	9,470
MFS VIT Utilities	21,168	(29,298)	(8,130)	71,097	(40,045)	31,052
Morgan Stanley UIF Emerging Markets Debt	45,785	(14,042)	31,743	57,199	(55,086)	2,113
Morgan Stanley UIF Emerging Markets Equity	88,834	(61,939)	26,895	4,573	(3,665)	908
Neuberger Berman AMT Guardian	705	(1,653)	(948)	4,722	(16)	4,706
Neuberger Berman AMT Socially Responsive	1,596	(8)	1,588	10	(25)	(15)
Oppenheimer Global Fund/VA	67,594	(47,475)	20,119	8,908	(5,945)	2,963
Oppenheimer Global Strategic Income Fund/VA	971,566	(970,749)	817	2,380	(318,593)	(316,213)
Oppenheimer International Growth Fund/VA	1,781	(6,197)	(4,416)	60,882	(16,521)	44,361
Oppenheimer Main Street Small Cap Fund/VA	27,292	(10,013)	17,279	8,714	(6,736)	1,978
PIMCO VIT All Asset	7,059	(8,387)	(1,328)	8,006	(12,523)	(4,517)
PIMCO VIT CommodityRealReturn Strategy	9,470	(6,465)	3,005	3,280	(2,258)	1,022
PIMCO VIT Emerging Markets Bond	51,433	(45,960)	5,473	193,725	(188,115)	5,610
PIMCO VIT Foreign Bond (Unhedged)	2,676	(1,702)	974	9,219	(10,295)	(1,076)
PIMCO VIT Global Bond (Unhedged)	48	(1,119)	(1,071)	2,628	(5,236)	(2,608)
PIMCO VIT Global Multi-Asset Managed Allocation (b)	13,474	(13,474)	-	-	-	-
PIMCO VIT High Yield	1,495,261	(1,481,654)	13,607	1,196,292	(1,222,757)	(26,465)
PIMCO VIT Low Duration Administrative Class (e)	125	(1,994)	(1,869)	180	(1,860)	(1,680)
PIMCO VIT Low Duration Advisor Class	227,207	(166,439)	60,768	76,144	(45,124)	31,020
PIMCO VIT Real Return Administrative Class (e)	37	(1,853)	(1,816)	54	(7)	47
PIMCO VIT Real Return Advisor Class	61,368	(54,088)	7,280	62,277	(51,126)	11,151
PIMCO VIT Short-Term	232,802	(73,885)	158,917	70,468	(29,024)	41,444

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)
	2015			2014
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
PIMCO VIT Total Return Administrative Class (e)	402	(3,235)	(2,833)	242	(7,419)	(7,177)
PIMCO VIT Total Return Advisor Class	750,523	(623,451)	127,072	605,050	(530,892)	74,158
Pioneer Bond VCT	37,438	(12,157)	25,281	17,491	(3,215)	14,276
Pioneer Emerging Markets VCT	3,897	(2,970)	927	14,941	(1,396)	13,545
Pioneer Equity Income VCT	613	(507)	106	107	(4)	103
Pioneer High Yield VCT	188,176	(218,074)	(29,898)	1,253,872	(1,237,018)	16,854
Pioneer Real Estate Shares VCT	8,174	(1,606)	6,568	-	-	-
Pioneer Strategic Income VCT	15,286	(3,294)	11,992	343	(139)	204
Power Income VIT	115,167	(280,054)	(164,887)	339,982	(340,888)	(906)
Probabilities Fund	117,063	(327,886)	(210,823)	706,464	(848,398)	(141,934)
Putnam VT Absolute Return 500	153,260	(13,723)	139,537	658,478	(682,021)	(23,543)
Putnam VT Capital Opportunities	3,940	(3,940)	-	-	-	-
Putnam VT Diversified Income	9,830	(7,736)	2,094	17,484	(7,595)	9,889
Putnam VT Equity Income	32,109	(22,805)	9,304	48,947	(2,645)	46,302
Putnam VT Global Asset Allocation	10,575	(1,196)	9,379	909	-	909
Putnam VT Growth Opportunities	5,167	(11,309)	(6,142)	18,347	(7,125)	11,222
Putnam VT High Yield	385,092	(382,182)	2,910	1,113,931	(1,930,087)	(816,156)
Putnam VT Income	11,530	(175,084)	(163,554)	180,721	(9,378)	171,343
Putnam VT Investors	283	(3,258)	(2,975)	11,523	(35)	11,488
Putnam VT Voyager	-	-	-	1,146	(1,146)	-
Rydex VIF Banking	140,890	(158,991)	(18,101)	14,971	(15,343)	(372)
Rydex VIF Basic Materials	6,279	(19,546)	(13,267)	228,646	(233,924)	(5,278)
Rydex VIF Biotechnology	188,991	(177,420)	11,571	168,698	(166,779)	1,919
Rydex VIF Commodities Strategy	182,919	(174,125)	8,794	392,189	(388,116)	4,073
Rydex VIF Consumer Products	454,028	(494,580)	(40,552)	287,088	(244,664)	42,424
Rydex VIF Dow 2x Strategy	68,501	(75,341)	(6,840)	100,263	(92,573)	7,690
Rydex VIF Electronics	55,254	(57,921)	(2,667)	6,087	(5,146)	941
Rydex VIF Energy	55,664	(53,504)	2,160	447,325	(444,647)	2,678
Rydex VIF Energy Services	347,785	(349,280)	(1,495)	14,125	(8,261)	5,864
Rydex VIF Europe 1.25x Strategy	9,156	(8,423)	733	18,989	(25,203)	(6,214)
Rydex VIF Financial Services	598,315	(591,064)	7,251	114,738	(91,645)	23,093
Rydex VIF Government Long Bond 1.2x Strategy	371,626	(341,288)	30,338	396,773	(401,620)	(4,847)
Rydex VIF Health Care	428,147	(491,487)	(63,340)	1,141,285	(1,041,873)	99,412
Rydex VIF High Yield Strategy (a)	1,209,066	(1,023,503)	185,563	-	-	-
Rydex VIF Internet	60,001	(52,818)	7,183	97,950	(96,140)	1,810
Rydex VIF Inverse Dow 2x Strategy	1,760,774	(1,765,237)	(4,463)	136,932	(132,469)	4,463
Rydex VIF Inverse Government Long Bond Strategy	669,270	(659,404)	9,866	58,884	(35,988)	22,896
Rydex VIF Inverse Mid-Cap Strategy	53,573	(41,581)	11,992	649,471	(649,471)	-
Rydex VIF Inverse NASDAQ-100 Strategy	4,109,027	(4,091,830)	17,197	2,492,053	(2,489,915)	2,138
Rydex VIF Inverse Russell 2000 Strategy	150,040	(150,040)	-	12,157	(23,464)	(11,307)
Rydex VIF Inverse S&P 500 Strategy	3,657,191	(3,327,815)	329,376	1,605,887	(1,603,026)	2,861

(a) New subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)
	2015			2014
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Rydex VIF Japan 2x Strategy	7,517	(10,777)	(3,260)	6,042	(10,295)	(4,253)
Rydex VIF Leisure	175,235	(170,025)	5,210	435,055	(438,516)	(3,461)
Rydex VIF Mid-Cap 1.5x Strategy	103,737	(160,879)	(57,142)	201,337	(102,293)	99,044
Rydex VIF NASDAQ-100	1,853,444	(1,792,721)	60,723	1,107,548	(1,026,050)	81,498
Rydex VIF NASDAQ-100 2x Strategy	201,617	(159,101)	42,516	264,591	(257,329)	7,262
Rydex VIF Nova	45,601	(36,062)	9,539	72,874	(63,545)	9,329
Rydex VIF Precious Metals	66,837	(62,303)	4,534	332,153	(327,986)	4,167
Rydex VIF Real Estate	851,056	(965,756)	(114,700)	1,387,615	(1,307,780)	79,835
Rydex VIF Retailing	108,776	(136,094)	(27,318)	119,314	(94,357)	24,957
Rydex VIF Russell 2000 1.5x Strategy	9,153	(11,997)	(2,844)	23,899	(28,780)	(4,881)
Rydex VIF Russell 2000 2x Strategy	37,778	(37,901)	(123)	14,052	(8,406)	5,646
Rydex VIF S&P 500 2x Strategy	324,176	(541,482)	(217,306)	304,491	(20,856)	283,635
Rydex VIF S&P 500 Pure Growth	409,385	(384,513)	24,872	620,510	(531,541)	88,969
Rydex VIF S&P 500 Pure Value	25,607	(36,232)	(10,625)	221,837	(210,460)	11,377
Rydex VIF S&P MidCap 400 Pure Growth	96,368	(76,414)	19,954	42,886	(36,048)	6,838
Rydex VIF S&P MidCap 400 Pure Value	8,287	(5,120)	3,167	55,035	(47,113)	7,922
Rydex VIF S&P SmallCap 600 Pure Growth	143,548	(116,015)	27,533	10,584	(17,115)	(6,531)
Rydex VIF S&P SmallCap 600 Pure Value	18,283	(16,422)	1,861	24,372	(27,584)	(3,212)
Rydex VIF Strengthening Dollar 2x Strategy	46,901	(45,725)	1,176	6,597	(16,072)	(9,475)
Rydex VIF Technology	157,580	(158,609)	(1,029)	359,362	(327,798)	31,564
Rydex VIF Telecommunications	32,864	(44,779)	(11,915)	26,893	(17,203)	9,690
Rydex VIF Transportation	153,743	(157,412)	(3,669)	837,410	(829,509)	7,901
Rydex VIF U.S. Government Money Market (d)	49,656,601	(49,298,708)	357,893	34,241,722	(31,681,443)	2,560,279
Rydex VIF Utilities	309,752	(443,403)	(133,651)	703,010	(569,925)	133,085
Rydex VIF Weakening Dollar 2x Strategy	68,720	(69,006)	(286)	995	(218)	777
SEI VP Balanced Strategy (b)	26,178	(2,143)	24,035	4,328	-	4,328
SEI VP Conservative Strategy (b)	3,159	(39)	3,120	1,646	-	1,646
SEI VP Defensive Strategy (b)	10,002	(2,061)	7,941	9,762	-	9,762
SEI VP Market Growth Strategy (b)	2,049	(2,067)	(18)	18	-	18
SEI VP Market Plus Strategy (b)	3,885	(65)	3,820	3,161	(33)	3,128
T. Rowe Price Blue Chip Growth	100,503	(32,803)	67,700	53,918	(10,352)	43,566
T. Rowe Price Equity Income	12,260	(2,153)	10,107	28,202	(10,431)	17,771
T. Rowe Price Health Sciences	117,439	(44,296)	73,143	53,942	(26,434)	27,508
T. Rowe Price Limited-Term Bond	18,659	(9,613)	9,046	8,293	(4,153)	4,140
Templeton Developing Markets VIP Fund	53,530	(56,610)	(3,080)	17,689	(6,992)	10,697
Templeton Foreign VIP Fund	6,161	(5,690)	471	6,187	(4,918)	1,269
Templeton Global Bond VIP Fund	77,800	(41,476)	36,324	77,392	(51,846)	25,546
Templeton Growth VIP Fund	366	(5,540)	(5,174)	9,002	(4,672)	4,330
Third Avenue Value	160	(5,436)	(5,276)	3,344	(3,014)	330
Transparent Value Directional Allocation VI (b)	42,977	(30,549)	12,428	209,969	(202,018)	7,951
Van Eck VIP Global Gold	109,294	(106,742)	2,552	20,414	(8,599)	11,815
Van Eck VIP Global Hard Assets	229,432	(228,994)	438	11,361	(17,208)	(5,847)
Virtus Equity Trend (c)	36,962	(169,037)	(132,075)	473,398	(221,901)	251,497

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.
(d) Liquidation. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)
	2015			2014
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Virtus International Series	19,112	(21,715)	(2,603)	5,098	(19)	5,079
Virtus Multi-Sector Fixed Income Series	13,594	(11,036)	2,558	17,013	(3,633)	13,380
Virtus Real Estate Securities Series	9,429	(2,594)	6,835	17,165	(2,384)	14,781
Virtus Small-Cap Growth Series (b)	2,044	(2,314)	(270)	4,115	(679)	3,436
Virtus Strategic Allocation Series	28	-	28	921	-	921
Voya MidCap Opportunities Portfolio	-	(2)	(2)	2	-	2
VY Clarion Global Real Estate Portfolio	12,348	(9,987)	2,361	3,803	(2,653)	1,150
VY Clarion Real Estate Portfolio	14,262	(22,338)	(8,076)	8,420	(731)	7,689
Wells Fargo International Equity VT (c)	1,865	(949)	916	3,290	(12)	3,278
Wells Fargo Omega Growth VT (c)	17,206	(32,398)	(15,192)	34,346	(20,934)	13,412
Wells Fargo Opportunity VT (c)	837	(773)	64	1,161	(10)	1,151
Wells Fargo Small Cap Value VT (c)	1,670	(8,515)	(6,845)	2,870	(3,041)	(171)
Western Asset Variable Global High Yield Bond	4,040,478	(4,516,930)	(476,452)	591,932	(114,091)	477,841

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights
The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance.  Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.  The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return.  The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.
A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2015, were as follows:
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
7Twelve Balanced Portfolio (b)
2015	20,220	8.59	8.83	177,380	0.40	0.25	1.45	(11.35)	(10.36)
2014	27,777	9.69	9.85	271,536	0.38	0.25	1.45	(4.63)	(3.43)
2013	7,902	10.16	10.20	80,322	0.34	0.25	1.45	1.60	2.00
AB VPS Dynamic Asset Allocation (b)(c)
2015	2,549	9.40	9.59	24,384	1.04	0.25	1.45	(5.62)	(4.48)
2014	2,473	9.96	10.04	24,808	-	0.25	1.45	(0.40)	0.40
AB VPS Growth and Income (b)(c)
2015	10,372	10.99	13.74	141,623	0.32	0.25	1.45	(3.00)	(1.79)
2014	6,530	11.33	13.99	91,002	1.39	0.25	1.45	4.52	5.74
2013	10,452	10.84	13.23	137,954	-	0.25	1.45	8.40	30.34
2012	-	10.15	10.15	-	-	0.25	0.45	1.50	1.50
AB VPS Small/Mid Cap Value (b)(c)
2015	15,639	10.22	13.09	166,735	0.89	0.25	1.45	(9.80)	(8.72)
2014	2,972	11.33	14.34	42,465	0.44	0.25	1.45	4.14	5.52
2013	5,379	10.88	13.59	72,984	0.44	0.25	1.45	8.80	33.24
2012	-	10.20	10.20	-	-	0.25	0.45	2.00	2.00

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Adaptive Allocation Portfolio (b)
2015	1,942	8.45	8.93	17,243	-	0.25	1.45	(10.01)	(8.88)
2014	-	9.39	9.80	-	-	0.25	1.45	(5.63)	(4.48)
2013	-	9.95	10.26	-	-	0.25	1.45	(0.50)	2.19
2012	-	10.04	10.04	-	-	0.25	0.45	0.40	0.40
Alger Capital Appreciation (b)
2015	39,687	12.49	15.13	518,395	-	0.25	1.45	1.30	2.51
2014	14,534	12.33	14.76	189,283	-	0.25	1.45	8.44	9.82
2013	10,783	11.37	13.44	144,093	0.15	0.25	1.45	13.70	30.49
2012	-	10.26	10.30	-	-	0.25	0.45	13.87	14.19
2011	-	9.01	9.02	-	-	0.25	0.45	(9.90)	(9.80)
Alger Large Cap Growth (b)
2015	12,531	11.81	13.28	164,804	-	0.25	1.45	(3.04)	(1.85)
2014	1,892	12.18	13.53	25,406	-	0.25	1.45	5.73	7.04
2013	-	11.52	12.64	-	-	0.25	1.45	15.20	30.18
2012	-	9.67	9.71	-	-	0.25	0.45	5.68	5.89
2011	-	9.15	9.17	-	-	0.25	0.45	(8.50)	(8.30)
ALPS/Alerian Energy Infrastructure (b)
2015	20,072	6.69	6.93	135,390	0.78	0.25	1.45	(40.64)	(39.95)
2014	18,043	11.27	11.54	204,721	0.17	0.25	1.45	7.03	8.36
2013	5,764	10.53	10.65	61,271	-	0.25	1.45	5.30	6.50
American Century VP Income & Growth (b)
2015	45,014	10.49	13.57	580,230	2.29	0.25	1.45	(10.11)	(8.93)
2014	21,683	11.67	14.90	315,100	0.96	0.25	1.45	7.46	8.68
2013	-	10.86	13.71	-	1.07	0.25	1.45	8.60	31.20
2012	6,528	10.41	10.45	67,968	5.04	0.25	0.45	10.51	10.82
2011	-	9.42	9.43	-	-	0.25	0.45	(5.80)	(5.70)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
American Century VP Inflation Protection (b)
2015	5,862	8.29	8.84	48,681	0.39	0.25	1.45	(6.75)	(5.55)
2014	2,865	8.79	9.48	25,190	1.33	0.25	1.45	(1.25)	0.00
2013	2,780	8.81	9.60	24,496	0.91	0.25	1.45	(11.63)	(4.00)
2012	-	9.97	9.97	-	-	0.25	0.45	(0.30)	(0.30)
American Century VP International (b)
2015	18,220	9.49	10.08	181,852	0.18	0.25	1.45	(3.95)	(2.70)
2014	12,898	9.88	10.36	132,591	1.59	0.25	1.45	(9.77)	(8.64)
2013	13,525	10.95	11.34	152,551	0.84	0.25	1.45	9.50	18.25
2012	1,063	9.55	9.59	10,150	0.28	0.25	0.45	16.89	17.24
2011	-	8.17	8.18	-	-	0.25	0.45	(18.30)	(18.20)
American Century VP Mid Cap Value (b)(e)
2015	25,162	11.02	13.93	311,893	1.49	0.25	1.45	(5.89)	(4.72)
2014	20,510	11.71	14.62	293,124	1.30	0.25	1.45	11.21	12.46
2013	12,292	10.53	13.00	158,870	0.96	0.25	1.45	5.30	25.85
2012	4,563	10.30	10.33	46,995	3.56	0.25	0.45	12.32	12.40
2011	-	9.17	9.19	-	-	0.25	0.45	(8.30)	(8.10)
American Century VP Value (b)
2015	21,861	10.46	13.37	289,490	1.85	0.25	1.45	(8.25)	(7.15)
2014	22,001	11.40	14.40	313,668	0.81	0.25	1.45	7.95	9.34
2013	21,053	10.56	13.17	276,066	1.08	0.25	1.45	5.60	27.25
2012	4,890	10.31	10.35	50,570	2.91	0.25	0.45	10.62	10.93
2011	2,669	9.32	9.33	24,902	0.28	0.25	0.45	(6.80)	(6.70)
American Funds IS Asset Allocation (b)
2015	120,238	9.78	9.98	1,176,214	3.45	0.25	1.45	(3.26)	(2.16)
2014	10,746	10.11	10.20	108,674	2.46	0.25	1.45	1.10	2.00

(b) Prior year new subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
American Funds IS Blue Chip Income and Growth (b)
2015	129,476	9.96	10.17	1,312,345	3.25	0.25	1.45	(7.52)	(6.27)
2014	3,516	10.77	10.85	38,118	-	0.25	1.45	7.70	8.50
American Funds IS Global Bond (b)
2015	3,665	8.63	8.81	31,781	0.04	0.25	1.45	(8.48)	(7.36)
2014	1,678	9.43	9.51	15,940	2.80	0.25	1.45	(5.70)	(4.90)
American Funds IS Global Growth (b)
2015	119	10.29	10.50	1,247	2.09	0.25	1.45	1.98	3.24
2014	-	10.09	10.17	-	-	0.25	1.45	0.90	1.70
American Funds IS Global Growth and Income (b)
2015	3,360	9.38	9.57	31,610	2.66	0.25	1.45	(5.92)	(4.78)
2014	1,598	9.97	10.05	15,934	6.10	0.25	1.45	(0.30)	0.50
American Funds IS Global Small Capitalization (b)
2015	716	9.42	9.61	6,741	-	0.25	1.45	(4.37)	(3.22)
2014	-	9.85	9.93	-	-	0.25	1.45	(1.50)	(0.70)
American Funds IS Growth (b)
2015	8,731	10.75	10.97	94,877	1.24	0.25	1.45	1.99	3.20
2014	1,950	10.54	10.63	20,562	1.62	0.25	1.45	5.40	6.30
American Funds IS Growth-Income (b)
2015	7,160	10.20	10.41	73,224	2.48	0.25	1.45	(3.23)	(2.07)
2014	945	10.54	10.63	9,954	2.19	0.25	1.45	5.40	6.30
American Funds IS International (b)
2015	12,418	8.53	8.70	107,260	3.14	0.25	1.45	(8.87)	(7.84)
2014	-	9.36	9.44	-	-	0.25	1.45	(6.40)	(5.60)
American Funds IS International Growth and Income (b)
2015	13,866	8.18	8.35	115,327	4.28	0.25	1.45	(10.01)	(8.84)
2014	-	9.09	9.16	-	-	0.25	1.45	(9.10)	(8.40)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
American Funds IS Mortgage (b)
2015	1,938	9.63	9.83	18,971	3.37	0.25	1.45	(2.83)	(1.60)
2014	-	9.91	9.99	-	-	0.25	1.45	(0.90)	(0.10)
American Funds IS New World (b)
2015	23,136	8.30	8.47	194,866	0.63	0.25	1.45	(7.57)	(6.51)
2014	8,521	8.98	9.06	76,874	1.26	0.25	1.45	(10.20)	(9.40)
American Funds IS U.S. Government/ AAA‑Rated Securities (b)
2015	27,844	9.58	9.78	269,656	2.15	0.25	1.45	(3.13)	(1.91)
2014	5,693	9.89	9.97	56,461	1.85	0.25	1.45	(1.10)	(0.30)
BlackRock Basic Value V.I. (b)
2015	4,207	10.17	12.52	42,778	0.49	0.25	1.45	(10.24)	(9.14)
2014	14,695	11.33	13.78	195,092	1.14	0.25	1.45	4.91	6.08
2013	15,349	10.80	12.99	198,298	2.02	0.25	1.45	8.00	33.23
2012	-	9.71	9.75	-	-	0.25	0.45	9.84	10.17
2011	-	8.84	8.85	-	-	0.25	0.45	(11.60)	(11.50)
BlackRock Capital Appreciation V.I. (b)
2015	20,218	12.14	13.05	245,485	-	0.25	1.45	1.93	3.16
2014	8,535	11.91	12.65	106,076	-	0.25	1.45	3.84	5.07
2013	-	11.47	12.04	-	-	0.25	1.45	14.70	29.18
2012	-	9.29	9.32	-	-	0.25	0.45	9.68	9.91
2011	-	8.47	8.48	-	-	0.25	0.45	(15.30)	(15.20)
BlackRock Equity Dividend V.I. (b)
2015	30,603	10.52	12.61	356,527	1.59	0.25	1.45	(5.14)	(4.03)
2014	26,142	11.09	13.14	332,600	1.65	0.25	1.45	4.33	5.63
2013	28,026	10.63	12.44	346,762	2.02	0.25	1.45	6.30	20.08
2012	20,662	10.32	10.36	213,254	3.09	0.25	0.45	8.06	8.37
2011	5,810	9.55	9.56	55,487	2.77	0.25	0.45	(4.50)	(4.40)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
BlackRock Global Allocation V.I. (b)
2015	49,154	9.60	10.09	482,867	1.39	0.25	1.45	(5.33)	(4.18)
2014	27,048	10.14	10.53	280,468	2.41	0.25	1.45	(2.50)	(1.31)
2013	22,404	10.40	10.67	237,695	1.52	0.25	1.45	4.00	10.80
2012	7,906	9.60	9.63	75,884	2.92	0.25	0.45	6.19	6.41
2011	-	9.04	9.05	-	-	0.25	0.45	(9.60)	(9.50)
BlackRock Global Opportunities V.I. (b)
2015	4,801	9.73	10.32	47,041	0.89	0.25	1.45	(3.85)	(2.82)
2014	3,827	10.12	10.62	39,196	0.70	0.25	1.45	(8.58)	(7.41)
2013	3,724	11.07	11.47	42,216	0.16	0.25	1.45	10.70	25.36
2012	1,800	9.12	9.15	16,412	1.61	0.25	0.45	10.41	10.64
2011	-	8.26	8.27	-	-	0.25	0.45	(17.40)	(17.30)
BlackRock High Yield V.I. (b)
2015	23,649	9.31	9.77	225,959	58.14	0.25	1.45	(8.00)	(6.86)
2014	22,461	10.12	10.49	231,626	24.38	0.25	1.45	(2.03)	(0.76)
2013	90,486	10.33	10.57	954,211	5.41	0.25	1.45	3.30	5.49
2012	-	10.02	10.02	-	-	0.25	0.45	0.20	0.20
BlackRock Large Cap Core V.I. (b)
2015	8,297	11.39	13.42	101,297	1.15	0.25	1.45	(4.12)	(2.96)
2014	4,593	11.88	13.83	54,582	1.30	0.25	1.45	7.22	8.56
2013	-	11.08	12.74	-	-	0.25	1.45	10.80	28.95
2012	-	9.85	9.88	-	-	0.25	0.45	8.60	8.81
2011	-	9.07	9.08	-	-	0.25	0.45	(9.30)	(9.20)
BlackRock Large Cap Growth V.I. (b)
2015	2,021	12.16	14.24	28,502	0.38	0.25	1.45	(1.94)	(0.77)
2014	1,961	12.40	14.35	27,929	0.37	0.25	1.45	8.96	10.38
2013	1,903	11.38	13.00	24,619	0.92	0.25	1.45	13.80	29.22
2012	-	10.02	10.06	-	-	0.25	0.45	10.84	11.16
2011	-	9.04	9.05	-	-	0.25	0.45	(9.60)	(9.50)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Deutsche Capital Growth VIP (b)
2015	6,367	12.62	14.74	92,963	0.49	0.25	1.45	3.53	4.84
2014	6,583	12.19	14.06	91,847	0.10	0.25	1.45	7.78	9.08
2013	-	11.31	12.89	-	-	0.25	1.45	13.10	29.94
2012	-	9.88	9.92	-	-	0.25	0.45	11.64	11.96
2011	-	8.85	8.86	-	-	0.25	0.45	(11.50)	(11.40)
Deutsche Core Equity VIP
2015	17,337	11.93	14.53	230,636	0.77	0.25	1.45	0.34	1.54
2014	1,462	11.89	14.31	20,766	-	0.25	1.45	6.64	7.92
2013	-	11.15	13.26	-	-	0.25	1.45	11.50	32.73
2012	-	9.95	9.99	-	-	0.25	0.45	1.39	1.58
2011	-	8.93	8.94	-	-	0.25	0.45	(10.70)	(10.60)
Deutsche Global Growth VIP (b)
2015	-	9.67	9.83	-	-	0.25	1.45	(5.84)	(4.78)
2014	-	10.17	10.44	-	-	0.25	1.45	(4.57)	(3.39)
2013	-	10.55	10.94	-	-	0.25	1.45	9.40	17.76
2012	-	8.98	9.01	-	-	0.25	0.45	14.10	14.34
2011	-	7.87	7.88	-	-	0.25	0.45	(21.30)	(21.20)
Deutsche Global Small Cap VIP (b)
2015	1,993	9.92	11.20	20,312	0.99	0.25	1.45	(3.50)	(2.35)
2014	1,555	10.28	11.47	17,695	0.37	0.25	1.45	(8.46)	(7.35)
2013	461	11.23	12.38	5,678	0.29	0.25	1.45	12.30	31.28
2012	200	9.39	9.43	1,882	0.11	0.25	0.45	10.99	11.33
2011	-	8.46	8.47	-	-	0.25	0.45	(15.40)	(15.30)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Deutsche Government & Agency Securities VIP (b)
2015	4,583	9.33	9.42	42,708	3.62	0.25	1.45	(4.66)	(3.48)
2014	7,489	9.69	9.88	72,549	1.46	0.25	1.45	0.41	1.56
2013	4,314	9.56	9.84	41,204	2.34	0.25	1.45	(6.55)	(1.60)
2012	10,878	10.23	10.26	111,266	4.77	0.25	0.45	(0.97)	(0.87)
2011	2,500	10.33	10.35	25,828	-	0.25	0.45	3.30	3.50
Deutsche High Income VIP (b)
2015	345,165	8.96	9.39	3,092,690	0.33	0.25	1.45	(9.04)	(7.94)
2014	219	9.85	10.20	2,160	78.22	0.25	1.45	(3.24)	(2.11)
2013	28,014	10.18	10.42	285,892	0.24	0.25	1.45	1.80	4.10
2012	-	10.01	10.01	-	-	0.25	0.45	0.10	0.10
Deutsche Large Cap Value VIP (b)
2015	-	10.01	11.82	-	-	0.25	1.45	(11.18)	(10.11)
2014	-	11.27	13.15	-	2.85	0.25	1.45	5.52	6.82
2013	3,760	10.68	12.31	46,043	-	0.25	1.45	6.80	26.39
2012	-	9.71	9.74	-	-	0.25	0.45	5.77	5.87
2011	-	9.18	9.20	-	-	0.25	0.45	(8.20)	(8.00)
Deutsche Small Mid Cap Value VIP (b)
2015	884	10.34	11.57	9,144	-	0.25	1.45	(6.51)	(5.40)
2014	858	11.06	12.23	9,488	-	0.25	1.45	0.55	1.75
2013	11,642	11.00	12.02	139,439	0.66	0.25	1.45	10.00	30.37
2012	6,714	9.19	9.22	61,898	0.82	0.25	0.45	9.54	9.76
2011	8,126	8.39	8.40	68,257	-	0.25	0.45	(16.10)	(16.00)
Dimensional VA Global Bond Portfolio (b)
2015	63,606	9.27	9.33	589,818	2.10	0.65	1.85	(3.33)	(2.10)
2014	30,880	9.49	9.61	293,064	3.51	0.65	1.85	(1.94)	(0.83)
2013	6,080	9.59	9.80	58,295	0.90	0.65	1.85	(4.10)	(2.00)
2012	-	10.00	10.00	-	-	0.65	0.85	-	-

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Dimensional VA International Small Portfolio (b)
2015	79,147	10.29	11.48	879,771	3.02	0.65	1.85	0.78	2.04
2014	26,281	10.21	11.25	293,613	3.99	0.65	1.85	(10.20)	(9.13)
2013	2,116	11.37	12.38	26,163	4.21	0.65	1.85	13.70	22.45
2012	-	10.11	10.11	-	-	0.65	0.85	1.10	1.10
Dimensional VA International Value Portfolio (b)
2015	98,712	8.74	9.55	927,835	4.30	0.65	1.85	(11.36)	(10.33)
2014	45,725	9.86	10.65	484,182	6.11	0.65	1.85	(11.57)	(10.50)
2013	13,705	11.15	11.90	162,763	4.78	0.65	1.85	11.50	17.24
2012	-	10.15	10.15	-	-	0.65	0.85	1.50	1.50
Dimensional VA Short-Term Fixed Portfolio (b)
2015	62,041	8.91	9.02	556,505	0.41	0.65	1.85	(4.50)	(3.32)
2014	29,271	9.29	9.33	272,003	0.13	0.65	1.85	(4.60)	(3.52)
2013	53,813	9.65	9.78	519,005	0.53	0.65	1.85	(3.50)	(2.20)
2012	-	10.00	10.00	-	-	0.65	0.85	-	-
Dimensional VA U.S. Large Value Portfolio (b)
2015	123,986	10.60	13.56	1,563,842	3.20	0.65	1.85	(7.99)	(6.87)
2014	49,019	11.52	14.56	692,057	3.11	0.65	1.85	3.97	5.20
2013	7,623	11.08	13.84	102,901	1.74	0.65	1.85	10.80	35.69
2012	-	10.20	10.20	-	-	0.65	0.85	2.00	2.00
Dimensional VA U.S. Targeted Value Portfolio (b)
2015	83,540	9.99	13.01	997,327	1.87	0.65	1.85	(9.76)	(8.64)
2014	32,024	11.07	14.24	445,771	1.67	0.65	1.85	(1.16)	0.00
2013	3,346	11.20	14.24	47,538	1.43	0.65	1.85	12.00	39.47
2012	-	10.21	10.21	-	-	0.25	0.45	2.10	2.10

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Dreyfus IP Small Cap Stock Index (b)
2015	18,601	10.47	13.36	235,605	0.75	0.25	1.45	(6.60)	(5.45)
2014	8,173	11.21	14.13	105,601	0.46	0.25	1.45	0.63	1.73
2013	4,272	11.14	13.89	55,903	-	0.25	1.45	11.40	36.18
2012	-	10.20	10.20	-	-	0.25	0.45	2.00	2.00
Dreyfus IP Technology Growth (b)
2015	6,871	12.03	13.80	83,430	-	0.25	1.45	1.26	2.53
2014	2,335	11.88	13.46	28,245	-	0.25	1.45	1.89	3.14
2013	282	11.66	13.05	3,674	-	0.25	1.45	16.60	28.32
2012	-	10.17	10.17	-	-	0.25	0.45	1.70	1.70
Dreyfus Stock Index (b)
2015	6,216	11.30	13.86	80,737	1.53	0.25	1.45	(3.58)	(2.39)
2014	7,230	11.72	14.20	102,228	1.57	0.25	1.45	8.22	9.48
2013	-	10.83	12.97	-	-	0.25	1.45	8.30	27.53
2012	-	10.17	10.17	-	-	0.25	0.45	1.70	1.70
Dreyfus VIF Appreciation (b)
2015	5,587	10.21	11.68	64,887	4.17	0.25	1.45	(7.01)	(5.81)
2014	-	10.98	12.40	-	-	0.25	1.45	3.20	4.38
2013	-	10.64	11.88	-	-	0.25	1.45	6.40	16.93
2012	-	10.16	10.16	-	-	0.25	0.45	1.60	1.60
Dreyfus VIF International Value
2015	3,451	6.38	8.68	22,030	2.05	0.25	1.45	(7.26)	(6.07)
2014	3,369	6.81	9.36	22,947	1.00	0.25	1.45	(13.49)	(12.52)
2013	1,832	7.80	10.82	14,287	0.63	0.25	1.45	8.20	18.77
2012	420	6.58	6.66	2,758	2.51	0.25	0.45	8.58	8.82
2011	426	6.06	6.12	2,575	2.06	0.25	0.45	(21.50)	(21.34)
Eaton Vance VT Floating-Rate Income (b)
2015	122,689	9.19	9.38	1,129,443	6.37	0.25	1.45	(5.36)	(4.09)
2014	1,935	9.71	9.78	18,913	1.00	0.25	1.45	(2.90)	(2.20)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Eaton Vance VT Large-Cap Value (b)
2015	4,783	9.81	10.01	47,452	0.52	0.25	1.45	(5.58)	(4.39)
2014	1,560	10.39	10.47	16,191	-	0.25	1.45	3.90	4.70
Federated Fund for U.S. Government Securities II
2015	36,861	9.46	10.26	370,741	0.37	0.25	1.45	(3.86)	(2.66)
2014	3,763	9.84	10.54	38,843	-	0.25	1.45	-	1.25
2013	-	9.84	10.41	-	-	0.25	1.45	(5.35)	(1.60)
2012	-	10.85	10.98	-	-	0.25	0.45	(0.55)	(0.36)
2011	-	10.91	11.02	-	8.30	0.25	0.45	2.25	2.42
Federated High Income Bond II
2015	6,673	9.25	12.59	67,400	3.77	0.25	1.45	(7.04)	(5.90)
2014	5,341	9.95	13.38	68,667	10.19	0.25	1.45	(2.07)	(0.82)
2013	25,727	10.16	13.49	342,767	5.36	0.25	1.45	1.60	3.29
2012	11,875	12.90	13.06	154,654	8.53	0.25	0.45	10.45	10.68
2011	16,569	11.68	11.80	195,163	11.71	0.25	0.45	1.30	1.55
Fidelity VIP Balanced (b)
2015	152,628	10.71	11.84	1,740,642	0.80	0.25	1.45	(4.03)	(2.87)
2014	354,567	11.16	12.19	4,047,165	2.22	0.25	1.45	5.28	6.56
2013	50,149	10.60	11.44	567,485	1.66	0.25	1.45	6.00	15.44
2012	29,255	9.88	9.91	289,102	2.95	0.25	0.45	11.01	11.10
2011	-	8.90	8.92	-	-	0.25	0.45	(11.00)	(10.80)
Fidelity VIP Contrafund
2015	104,155	11.23	12.97	1,279,381	1.02	0.25	1.45	(3.93)	(2.77)
2014	77,785	11.69	13.34	999,231	0.74	0.25	1.45	6.76	8.10
2013	72,912	10.95	12.34	887,917	1.23	0.25	1.45	9.50	26.69
2012	20,092	9.62	9.74	193,715	1.06	0.25	0.45	12.12	12.47
2011	24,388	8.58	8.66	209,917	0.59	0.25	0.45	(6.02)	(5.87)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Fidelity VIP Disciplined Small Cap (b)
2015	11,566	10.41	13.05	129,986	0.60	0.25	1.45	(6.47)	(5.30)
2014	1,839	11.13	13.78	25,169	0.13	0.25	1.45	0.36	1.55
2013	482	11.09	13.57	6,511	0.37	0.25	1.45	10.90	33.56
2012	-	10.12	10.16	-	-	0.25	0.45	14.48	14.80
2011	510	8.84	8.85	4,510	0.22	0.25	0.45	(11.60)	(11.50)
Fidelity VIP Emerging Markets (b)
2015	29,272	8.56	8.64	250,807	0.48	0.25	1.45	(14.29)	(13.21)
2014	7,507	9.88	10.08	74,642	0.06	0.25	1.45	(3.26)	(2.07)
2013	26,868	10.11	10.42	271,157	11.87	0.25	1.45	0.20	4.20
2012	-	10.09	10.09	-	-	0.25	0.45	0.90	0.90
Fidelity VIP Growth & Income (b)
2015	14,076	10.58	13.96	182,404	1.72	0.25	1.45	(6.78)	(5.68)
2014	18,825	11.35	14.80	264,117	2.41	0.25	1.45	5.48	6.71
2013	4,760	10.76	13.87	65,635	0.01	0.25	1.45	7.60	29.02
2012	6,121	10.71	10.75	65,563	3.97	0.25	0.45	14.18	14.48
2011	-	9.38	9.39	-	-	0.25	0.45	(6.20)	(6.10)
Fidelity VIP Growth Opportunities
2015	25,719	11.86	14.14	346,235	-	0.25	1.45	0.76	2.02
2014	35,126	11.77	13.86	466,776	0.01	0.25	1.45	7.10	8.37
2013	23,561	10.99	12.79	297,202	0.04	0.25	1.45	9.90	33.09
2012	10,089	9.49	9.61	96,177	0.08	0.25	0.45	15.17	15.50
2011	4,054	8.24	8.32	33,722	-	0.25	0.45	(1.44)	(1.30)
Fidelity VIP High Income (b)
2015	4,724	9.02	9.30	43,207	0.52	0.25	1.45	(8.05)	(6.91)
2014	602,526	9.81	9.99	5,912,684	10.38	0.25	1.45	(3.54)	(2.35)
2013	70,199	10.17	10.23	716,808	10.73	0.25	1.45	1.70	2.30
2012	-	10.00	10.00	-	-	0.25	0.45	-	-

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Fidelity VIP Index 500
2015	141,890	11.35	12.59	1,718,947	5.02	0.25	1.45	(3.32)	(2.18)
2014	110,956	11.74	12.87	1,401,317	0.81	0.25	1.45	8.30	9.63
2013	296,721	10.84	11.74	3,434,158	2.81	0.25	1.45	8.40	27.75
2012	30,735	9.08	9.19	280,215	10.66	0.25	0.45	11.69	11.94
2011	20,267	8.13	8.21	165,687	2.23	0.25	0.45	(1.69)	(1.44)
Fidelity VIP Investment Grade Bond
2015	78,818	9.42	10.79	832,023	1.77	0.25	1.45	(5.14)	(4.09)
2014	65,398	9.93	11.25	722,990	2.43	0.25	1.45	0.91	2.27
2013	41,744	9.84	11.00	454,891	2.32	0.25	1.45	(5.41)	(1.60)
2012	35,939	11.47	11.60	413,857	2.33	0.25	0.45	2.05	2.20
2011	30,368	11.24	11.35	342,972	3.14	0.25	0.45	3.40	3.56
Fidelity VIP Mid Cap (b)
2015	46,548	10.72	11.81	544,201	0.26	0.25	1.45	(5.88)	(4.83)
2014	43,460	11.39	12.41	535,207	0.02	0.25	1.45	1.42	2.65
2013	49,071	11.23	12.09	589,853	0.47	0.25	1.45	12.30	31.56
2012	3,201	9.16	9.19	29,314	0.75	0.25	0.45	10.76	10.86
2011	115	8.27	8.29	952	-	0.25	0.45	(17.30)	(17.10)
Fidelity VIP Overseas (b)
2015	8,154	9.93	10.12	81,713	1.68	0.25	1.45	-	(1.19)
2014	5,379	10.04	10.12	54,024	1.91	0.25	1.45	(12.30)	(11.23)
2013	1,074	11.34	11.46	12,193	1.98	0.25	1.45	14.60	25.97
2012	-	9.02	9.05	-	-	0.25	0.45	16.39	16.62
2011	-	7.75	7.76	-	-	0.25	0.45	(22.50)	(22.40)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Fidelity VIP Real Estate (b)
2015	45,310	11.13	13.80	607,205	1.72	0.25	1.45	(1.07)	0.15
2014	44,261	11.25	13.78	598,085	2.21	0.25	1.45	24.17	25.62
2013	17,544	9.06	10.97	189,215	1.95	0.25	1.45	(9.40)	(1.61)
2012	12,194	11.11	11.15	135,449	2.32	0.25	0.45	14.30	14.48
2011	517	9.72	9.74	5,030	1.83	0.25	0.45	(2.80)	(2.60)
Fidelity VIP Strategic Income (b)
2015	14,181	9.24	9.75	134,826	3.09	0.25	1.45	(6.19)	(5.16)
2014	10,341	9.85	10.28	104,750	3.53	0.25	1.45	(1.20)	0.10
2013	6,488	9.97	10.27	66,325	1.62	0.25	1.45	(3.41)	(0.30)
2012	25,009	10.57	10.61	264,351	2.91	0.25	0.45	6.55	6.74
2011	-	9.92	9.94	-	-	0.25	0.45	(0.80)	(0.60)
Franklin Flex Cap Growth VIP Fund (b)
2015	828	11.64	12.79	9,636	-	0.25	1.45	(0.17)	1.03
2014	5,782	11.66	12.66	71,915	-	0.25	1.45	1.48	2.76
2013	780	11.49	12.32	8,960	-	0.25	1.45	14.90	33.05
2012	-	9.23	9.26	-	-	0.25	0.45	5.61	5.83
2011	-	8.74	8.75	-	-	0.25	0.45	(12.60)	(12.50)
Franklin Growth and Income VIP Fund (b)
2015	7,613	10.70	13.18	85,950	5.23	0.25	1.45	(5.23)	(4.08)
2014	1,854	11.29	13.74	25,278	2.36	0.25	1.45	4.34	5.61
2013	1,799	10.82	13.01	23,266	5.25	0.25	1.45	8.20	25.46
2012	8,119	10.33	10.37	83,839	5.85	0.25	0.45	8.39	8.70
2011	-	9.53	9.54	-	-	0.25	0.45	(4.70)	(4.60)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Franklin High Income VIP Fund (b)
2015	15,285	8.51	9.74	145,221	22.69	0.25	1.45	(13.07)	(12.01)
2014	502,480	9.79	11.07	4,953,156	6.31	0.25	1.45	(4.39)	(3.23)
2013	741,988	10.24	11.44	8,438,653	0.09	0.25	1.45	2.40	4.38
2012	23,052	10.92	10.96	251,755	2.09	0.25	0.45	11.66	11.84
2011	4,880	9.78	9.80	47,781	-	0.25	0.45	(2.20)	(2.00)
Franklin Income VIP Fund (b)
2015	101,815	9.24	10.37	1,007,252	3.74	0.25	1.45	(11.15)	(9.98)
2014	252,698	10.40	11.52	2,845,469	2.65	0.25	1.45	0.10	1.23
2013	76,884	10.39	11.38	852,724	4.08	0.25	1.45	3.90	10.27
2012	8,582	10.28	10.32	88,237	8.31	0.25	0.45	8.78	9.09
2011	-	9.45	9.46	-	-	0.25	0.45	(5.50)	(5.40)
Franklin Large Cap Growth VIP Fund (b)
2015	-	11.65	13.89	-	-	0.25	1.45	1.04	2.28
2014	2,102	11.53	13.58	28,348	-	0.25	1.45	7.56	8.90
2013	-	10.72	12.47	-	-	0.25	1.45	7.20	24.45
2012	-	9.98	10.02	-	-	0.25	0.45	8.48	8.79
2011	-	9.20	9.21	-	-	0.25	0.45	(8.00)	(7.90)
Franklin Mutual Global Discovery VIP Fund (b)
2015	58,151	9.97	11.74	625,410	3.10	0.25	1.45	(7.86)	(6.75)
2014	49,555	10.82	12.59	583,471	2.67	0.25	1.45	1.12	2.27
2013	16,547	10.70	12.31	199,275	2.36	0.25	1.45	7.00	23.59
2012	-	9.93	9.96	-	-	0.25	0.45	9.60	9.69
2011	-	9.06	9.08	-	-	0.25	0.45	(9.40)	(9.20)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Franklin Mutual Shares VIP Fund (b)
2015	10,589	9.95	11.96	105,316	3.90	0.25	1.45	(9.05)	(8.00)
2014	6,647	10.94	13.00	78,777	3.47	0.25	1.45	2.43	3.67
2013	3,668	10.68	12.54	43,530	2.66	0.25	1.45	6.80	24.16
2012	-	10.06	10.10	-	-	0.25	0.45	10.31	10.62
2011	-	9.12	9.13	-	-	0.25	0.45	(8.80)	(8.70)
Franklin Rising Dividends VIP Fund (b)
2015	76,426	10.31	13.20	862,781	1.46	0.25	1.45	(7.86)	(6.71)
2014	48,833	11.19	14.15	628,499	1.48	0.25	1.45	4.00	5.20
2013	68,266	10.76	13.45	912,921	1.82	0.25	1.45	7.60	25.58
2012	10,985	10.67	10.71	117,211	6.06	0.25	0.45	8.11	8.40
2011	-	9.87	9.88	-	-	0.25	0.45	(1.30)	(1.20)
Franklin Small Cap Value VIP Fund (b)
2015	8,331	9.55	11.55	95,378	0.75	0.25	1.45	(11.41)	(10.33)
2014	8,007	10.78	12.88	102,455	0.35	0.25	1.45	(3.75)	(2.65)
2013	3,883	11.20	13.23	51,187	0.02	0.25	1.45	12.00	31.90
2012	16,540	10.00	10.03	165,442	0.41	0.25	0.45	14.42	14.63
2011	-	8.74	8.75	-	-	0.25	0.45	(12.60)	(12.50)
Franklin Small-Mid Cap Growth VIP Fund
2015	25,031	10.71	23.11	301,056	-	0.25	1.45	(6.87)	(5.79)
2014	7,094	11.50	24.53	132,806	-	0.25	1.45	2.77	4.07
2013	7,463	11.19	23.57	174,703	-	0.25	1.45	11.90	33.77
2012	5,988	17.48	17.62	105,481	-	0.25	0.45	7.11	7.31
2011	7,395	16.32	16.42	121,227	-	0.25	0.45	(8.06)	(7.91)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Franklin Strategic Income VIP Fund (b)
2015	62,186	9.00	9.76	572,035	7.11	0.25	1.45	(8.07)	(6.96)
2014	52,246	9.79	10.49	522,596	7.29	0.25	1.45	(2.59)	(1.32)
2013	13,357	10.05	10.63	141,143	3.66	0.25	1.45	(0.19)	0.50
2012	40,704	10.60	10.63	431,149	0.37	0.25	0.45	8.94	9.14
2011	1,036	9.73	9.74	10,093	-	0.25	0.45	(2.70)	(2.60)
Franklin U.S. Government Securities VIP Fund (b)
2015	35,854	9.25	9.35	334,548	1.44	0.25	1.45	(3.91)	(2.71)
2014	20,845	9.53	9.73	200,024	-	0.25	1.45	(1.12)	0.00
2013	8,441	9.54	9.84	80,585	2.10	0.25	1.45	(5.64)	(1.60)
2012	554	10.11	10.14	5,597	-	0.25	0.45	(1.56)	(1.36)
2011	6,095	10.27	10.28	62,584	-	0.25	0.45	2.70	2.80
Goldman Sachs VIT Growth Opportunities (b)
2015	3,878	10.58	12.83	49,260	-	0.25	1.45	(9.34)	(8.23)
2014	5,553	11.67	13.98	76,723	-	0.25	1.45	6.28	7.54
2013	3,579	10.98	13.00	46,302	-	0.25	1.45	9.80	27.95
2012	3,381	10.12	10.16	34,256	-	0.25	0.45	15.39	15.72
2011	-	8.77	8.78	-	-	0.25	0.45	(12.30)	(12.20)
Goldman Sachs VIT High Quality Floating Rate (b)
2015	21,110	8.94	9.36	194,561	0.58	0.25	1.45	(4.79)	(3.60)
2014	33,530	9.39	9.71	323,168	0.26	0.25	1.45	(4.38)	(3.29)
2013	28,993	9.82	10.04	289,562	0.40	0.25	1.45	(3.01)	(1.80)
2012	11,400	10.30	10.33	117,376	1.11	0.25	0.45	(0.68)	(0.58)
2011	-	10.37	10.39	-	-	0.25	0.45	3.70	3.90

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Goldman Sachs VIT Large Cap Value (b)
2015	11,032	10.59	12.80	139,919	1.40	0.25	1.45	(8.71)	(7.65)
2014	7,810	11.60	13.86	107,014	1.52	0.25	1.45	7.71	9.05
2013	1,527	10.77	12.71	19,305	0.67	0.25	1.45	7.70	28.64
2012	3,211	9.84	9.88	31,719	1.72	0.25	0.45	14.69	15.02
2011	1,047	8.58	8.59	8,981	2.20	0.25	0.45	(14.20)	(14.10)
Goldman Sachs VIT Mid Cap Value (b)
2015	64,475	10.05	12.08	718,715	0.13	0.25	1.45	(13.51)	(12.46)
2014	48,242	11.62	13.80	649,863	1.29	0.25	1.45	8.40	9.70
2013	7,841	10.72	12.58	98,138	1.02	0.25	1.45	7.20	28.37
2012	1,084	9.77	9.80	10,587	1.85	0.25	0.45	14.14	14.35
2011	-	8.56	8.57	-	-	0.25	0.45	(14.40)	(14.30)
Goldman Sachs VIT Small Cap Equity Insights (b)
2015	-	10.33	12.52	-	-	0.25	1.45	(6.68)	(5.65)
2014	-	11.07	13.27	-	-	0.25	1.45	2.03	3.27
2013	-	10.85	12.85	-	-	0.25	1.45	8.50	31.12
2012	-	9.77	9.80	-	-	0.25	0.45	8.68	8.89
2011	-	8.99	9.00	-	-	0.25	0.45	(10.10)	(10.00)
Goldman Sachs VIT Strategic Growth (b)
2015	9,044	12.08	15.02	132,300	0.10	0.25	1.45	(1.39)	(0.20)
2014	11,418	12.25	15.05	168,417	0.10	0.25	1.45	8.50	9.77
2013	8,017	11.29	13.71	107,469	0.29	0.25	1.45	12.90	27.77
2012	-	10.69	10.73	-	-	0.25	0.45	15.57	15.87
2011	-	9.25	9.26	-	-	0.25	0.45	(7.50)	(7.40)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Goldman Sachs VIT Strategic International Equity (b)
2015	2,267	9.31	9.76	21,934	0.47	0.25	1.45	(3.62)	(2.50)
2014	11,753	9.66	10.01	116,726	2.75	0.25	1.45	(11.70)	(10.63)
2013	17,559	10.94	11.20	195,550	1.61	0.25	1.45	9.40	19.79
2012	1,993	9.32	9.35	18,577	3.76	0.25	0.45	16.79	17.02
2011	-	7.98	7.99	-	-	0.25	0.45	(20.20)	(20.10)
Guggenheim VIF All Cap Value
2015	27,054	10.06	19.62	272,362	1.24	0.25	1.45	(8.88)	(7.71)
2014	2,962	11.04	21.26	32,761	-	0.25	1.45	2.99	4.16
2013	-	10.72	20.41	-	-	0.25	1.45	7.20	28.93
2012	-	15.70	15.83	-	-	0.25	0.45	11.58	11.79
2011	-	14.07	14.16	-	-	0.25	0.45	(7.56)	(7.39)
Guggenheim VIF CLS AdvisorOne Global Diversified Equity (c)
2015	107,913	9.49	9.68	1,036,133	0.88	0.25	1.45	(10.13)	(9.11)
2014	110,768	10.48	10.65	1,171,192	0.24	0.25	1.45	(1.03)	0.19
2013	137,943	10.48	10.67	1,458,587	0.02	0.25	1.45	6.70	19.57
2012	134,538	8.79	8.89	1,192,257	-	0.25	0.45	9.87	10.02
2011	168,394	8.00	8.08	1,357,457	-	0.25	0.45	(10.41)	(10.22)
Guggenheim VIF CLS AdvisorOne Global Growth (c)
2015	28,530	9.45	9.65	272,728	0.68	0.25	1.45	(8.25)	(7.12)
2014	28,764	10.22	10.39	296,323	0.49	0.25	1.45	(1.62)	(0.48)
2013	36,105	10.29	10.47	374,740	1.47	0.25	1.45	4.70	14.98
2012	41,508	8.97	9.08	374,832	1.15	0.25	0.45	8.60	8.74
2011	50,113	8.26	8.35	416,495	1.49	0.25	0.45	(7.50)	(7.22)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Guggenheim VIF CLS AdvisorOne Growth and Income (c)
2015	130,069	8.75	9.07	1,143,507	0.96	0.25	1.45	(8.38)	(7.19)
2014	101,297	9.45	9.90	962,306	0.42	0.25	1.45	(2.65)	(1.54)
2013	74,567	9.61	10.17	723,136	1.37	0.25	1.45	1.70	6.67
2012	90,958	9.03	9.14	828,463	1.81	0.25	0.45	6.99	7.28
2011	74,328	8.44	8.52	630,688	1.91	0.25	0.45	(3.65)	(3.51)
Guggenheim VIF Floating Rate Strategies (b)
2015	62,522	9.49	9.69	602,199	7.45	0.25	1.45	(3.65)	(2.52)
2014	56,867	9.85	9.94	563,480	-	0.25	1.45	(2.09)	(0.90)
2013	61,886	10.02	10.06	620,052	-	0.25	1.45	0.20	0.60
Guggenheim VIF Global Managed Futures Strategy
2015	28,754	6.39	10.09	229,747	1.90	0.25	1.45	(5.79)	(4.70)
2014	30,596	6.72	10.71	290,363	-	0.25	1.45	7.21	8.61
2013	12,288	6.21	9.99	107,168	-	0.25	1.45	(0.80)	(0.10)
2012	5,047	6.26	6.32	31,614	-	0.25	0.45	(14.25)	(14.01)
2011	735	7.30	7.35	5,373	-	0.25	0.45	(11.73)	(11.55)
Guggenheim VIF High Yield (b)
2015	42,336	9.16	10.02	412,502	11.39	0.25	1.45	(8.12)	(7.05)
2014	31,756	9.97	10.78	336,877	-	0.25	1.45	(1.97)	(0.74)
2013	66,380	10.17	10.86	718,096	-	0.25	1.45	1.70	3.92
2012	42,805	10.41	10.45	445,798	-	0.25	0.45	10.98	11.17
2011	46,436	9.38	9.40	435,708	-	0.25	0.45	(6.20)	(6.00)
Guggenheim VIF Large Cap Value
2015	1,894	10.18	18.34	26,865	1.62	0.25	1.45	(9.19)	(8.12)
2014	459	11.21	19.96	5,407	-	0.25	1.45	4.67	6.00
2013	-	10.71	18.83	-	-	0.25	1.45	7.10	27.75
2012	2,150	14.62	14.74	31,703	-	0.25	0.45	11.69	11.84
2011	-	13.09	13.18	-	-	0.25	0.45	(7.16)	(6.92)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Guggenheim VIF Long Short Equity
2015	44,626	8.93	9.94	400,536	-	0.25	1.45	(3.12)	(1.94)
2014	34,713	9.13	10.26	317,940	-	0.25	1.45	(1.72)	(0.54)
2013	16,992	9.20	10.44	156,321	-	0.25	1.45	4.40	13.78
2012	744	8.10	8.20	6,030	-	0.25	0.45	0.87	1.11
2011	622	8.03	8.11	4,997	-	0.25	0.45	(9.78)	(9.59)
Guggenheim VIF Macro Opportunities (b)
2015	292,633	9.67	9.72	2,836,799	5.37	0.25	1.45	(4.62)	(3.48)
2014	51,227	10.04	10.18	517,264	-	0.25	1.45	0.69	1.92
2013	6,499	9.87	10.11	64,615	-	0.25	1.45	(1.30)	1.10
Guggenheim VIF Managed Asset Allocation (b)
2015	25,491	10.19	11.49	259,739	0.16	0.25	1.45	(4.23)	(3.12)
2014	300,015	10.64	11.86	3,192,841	-	0.25	1.45	2.01	3.31
2013	-	10.43	11.48	-	-	0.25	1.45	4.30	10.60
2012	-	10.34	10.38	-	-	0.25	0.45	9.42	9.73
2011	-	9.45	9.46	-	-	0.25	0.45	(5.50)	(5.40)
Guggenheim VIF Mid Cap Value
2015	2,104	9.22	20.36	37,475	0.62	0.25	1.45	(10.83)	(9.75)
2014	3,738	10.34	22.56	64,502	-	0.25	1.45	(3.45)	(2.34)
2013	992	10.71	23.10	22,673	-	0.25	1.45	7.10	29.05
2012	462	17.75	17.90	8,190	-	0.25	0.45	13.13	13.36
2011	267	15.69	15.79	4,201	-	0.25	0.45	(10.60)	(10.44)
Guggenheim VIF Multi-Hedge Strategies
2015	42,028	7.28	9.55	356,282	0.84	0.25	1.45	(2.55)	(1.46)
2014	13,065	7.40	9.80	104,990	-	0.25	1.45	0.10	1.35
2013	7,893	7.32	9.79	57,876	-	0.25	1.45	(2.10)	(1.59)
2012	12,237	7.45	7.54	91,266	1.05	0.25	0.45	(1.32)	(1.05)
2011	1,171	7.55	7.62	8,845	-	0.25	0.45	-	(0.13)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Guggenheim VIF Small Cap Value
2015	5,787	9.20	13.95	67,321	-	0.25	1.45	(10.68)	(9.65)
2014	13,842	10.30	15.44	164,237	0.01	0.25	1.45	(5.68)	(4.51)
2013	6,448	10.92	16.17	94,799	-	0.25	1.45	9.20	32.43
2012	3,589	12.07	12.21	43,484	-	0.25	0.45	15.50	15.73
2011	8,415	10.45	10.55	88,398	-	0.25	0.45	(7.85)	(7.70)
Guggenheim VIF StylePlus Large Core (b)
2015	1,611	11.69	13.93	22,298	1.85	0.25	1.45	(2.91)	(1.76)
2014	1,013	12.04	14.18	14,296	-	0.25	1.45	10.46	11.83
2013	-	10.90	12.68	-	-	0.25	1.45	9.00	24.68
2012	-	10.16	10.17	-	-	0.25	0.45	1.60	1.70
Guggenheim VIF StylePlus Large Growth (b)
2015	4,793	12.38	13.21	59,452	0.53	0.25	1.45	0.90	2.09
2014	1,749	12.27	12.94	22,454	-	0.25	1.45	10.14	11.55
2013	7,165	11.14	11.60	83,065	-	0.25	1.45	11.40	24.20
2012	7,466	9.31	9.34	69,717	-	0.25	0.45	7.01	7.11
2011	5,523	8.70	8.72	48,126	-	0.25	0.45	(13.00)	(12.80)
Guggenheim VIF StylePlus Mid Growth
2015	-	11.42	24.40	-	0.46	0.25	1.45	(4.52)	(3.29)
2014	3,987	11.96	25.23	82,009	-	0.25	1.45	8.14	9.46
2013	2,473	11.06	23.05	56,437	-	0.25	1.45	10.60	26.30
2012	-	18.09	18.25	-	-	0.25	0.45	11.80	12.10
2011	-	16.18	16.28	-	-	0.25	0.45	(7.54)	(7.39)
Guggenheim VIF StylePlus Small Growth (b)
2015	17,921	10.99	14.03	203,286	0.23	0.25	1.45	(5.58)	(4.43)
2014	2,098	11.64	14.68	26,161	-	0.25	1.45	4.02	5.31
2013	-	11.19	13.94	-	-	0.25	1.45	11.90	36.80
2012	-	10.19	10.19	-	-	0.25	0.45	1.90	1.90

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Guggenheim VIF Total Return Bond (b)
2015	206,659	10.02	10.08	2,072,024	0.49	0.25	1.45	(3.28)	(2.14)
2014	161,784	10.26	10.38	1,665,358	-	0.25	1.45	3.39	4.67
2013	-	9.82	10.04	-	-	0.25	1.45	(1.70)	0.40
2012	-	9.99	9.99	-	-	0.25	0.45	(0.10)	(0.10)
Guggenheim VIF World Equity Income
2015	9,669	8.30	10.18	80,255	3.11	0.25	1.45	(5.04)	(3.87)
2014	8,613	8.65	10.72	74,514	-	0.25	1.45	0.47	1.74
2013	272,407	8.52	10.67	2,321,998	-	0.25	1.45	6.70	15.35
2012	152,397	7.40	7.49	1,127,267	-	0.25	0.45	12.63	12.97
2011	3,651	6.57	6.63	24,198	-	0.25	0.45	(18.59)	(18.55)
Ibbotson Aggressive Growth ETF Asset Allocation (b)
2015	4,527	9.78	11.01	44,293	1.23	0.25	1.45	(7.12)	(5.98)
2014	4,393	10.53	11.71	46,255	1.94	0.25	1.45	(0.09)	1.12
2013	-	10.54	11.58	-	-	0.25	1.45	5.40	14.43
2012	-	10.12	10.12	-	-	0.25	0.45	1.20	1.20
Ibbotson Balanced ETF Asset Allocation (b)
2015	76,836	9.63	10.45	746,908	1.84	0.25	1.45	(6.50)	(5.34)
2014	42,102	10.30	11.04	437,881	1.97	0.25	1.45	-	1.19
2013	7,140	10.30	10.91	74,683	2.68	0.25	1.45	3.00	8.23
2012	-	10.08	10.08	-	-	0.25	0.45	0.80	0.80
Ibbotson Conservative ETF Asset Allocation (b)
2015	97,416	9.25	9.46	902,993	1.98	0.25	1.45	(5.52)	(4.35)
2014	21,513	9.79	9.89	211,401	2.05	0.25	1.45	(1.71)	(0.60)
2013	-	9.93	9.96	-	-	0.25	1.45	(0.90)	(0.40)
2012	-	10.02	10.02	-	-	0.25	0.45	0.20	0.20

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Ibbotson Growth ETF Asset Allocation (b)
2015	40,241	9.77	10.89	403,935	1.38	0.25	1.45	(6.77)	(5.63)
2014	34,666	10.48	11.54	370,785	1.68	0.25	1.45	0.10	1.23
2013	7,180	10.47	11.40	76,490	2.23	0.25	1.45	4.70	12.76
2012	-	10.11	10.11	-	-	0.25	0.45	1.10	1.10
Ibbotson Income and Growth ETF Asset Allocation (b)
2015	9,906	9.42	9.93	94,891	1.77	0.25	1.45	(5.99)	(4.89)
2014	7,000	10.02	10.44	71,356	0.49	0.25	1.45	(1.28)	0.00
2013	24,906	10.15	10.44	259,391	2.84	0.25	1.45	1.50	3.88
2012	-	10.05	10.05	-	-	0.25	0.45	0.50	0.50
Invesco V.I. American Franchise (b)
2015	-	12.28	13.49	-	-	0.25	1.45	0.16	1.43
2014	-	12.26	13.30	-	-	0.25	1.45	3.46	4.72
2013	-	11.85	12.70	-	-	0.25	1.45	18.50	35.39
2012	-	9.35	9.38	-	-	0.25	0.45	9.48	9.71
2011	-	8.54	8.55	-	-	0.25	0.45	(14.60)	(14.50)
Invesco V.I. American Value (b)
2015	66,382	9.79	12.33	733,209	0.01	0.25	1.45	(13.36)	(12.24)
2014	48,249	11.30	14.05	639,681	0.34	0.25	1.45	4.73	5.96
2013	3,313	10.79	13.26	43,716	0.26	0.25	1.45	7.90	29.62
2012	9,940	10.19	10.23	101,382	1.08	0.25	0.45	13.10	13.41
2011	-	9.01	9.02	-	-	0.25	0.45	(9.90)	(9.80)
Invesco V.I. Balanced-Risk Allocation (b)
2015	848	9.14	9.33	7,756	8.23	0.25	1.45	(8.60)	(7.44)
2014	-	10.00	10.08	-	-	0.25	1.45	-	0.80

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Invesco V.I. Comstock (b)
2015	88	10.08	12.99	1,129	0.19	0.25	1.45	(10.32)	(9.22)
2014	1,497	11.24	14.31	21,299	-	0.25	1.45	4.36	5.61
2013	3,648	10.77	13.55	49,184	2.40	0.25	1.45	7.70	31.30
2012	1,190	10.28	10.32	12,271	1.89	0.25	0.45	14.86	15.18
2011	781	8.95	8.96	6,990	-	0.25	0.45	(10.50)	(10.40)
Invesco V.I. Core Equity (b)
2015	700	9.93	11.87	8,238	1.94	0.25	1.45	(10.14)	(9.04)
2014	-	11.05	13.05	-	-	0.25	1.45	3.17	4.40
2013	-	10.71	12.50	-	-	0.25	1.45	7.10	24.88
2012	-	9.98	10.01	-	-	0.25	0.45	9.79	9.88
2011	-	9.09	9.11	-	-	0.25	0.45	(9.10)	(8.90)
Invesco V.I. Equity and Income (b)
2015	62,241	10.11	11.97	673,219	2.76	0.25	1.45	(6.82)	(5.67)
2014	37,234	10.85	12.69	411,714	2.43	0.25	1.45	4.03	5.31
2013	9,967	10.43	12.05	111,572	1.80	0.25	1.45	4.30	20.86
2012	3,353	9.93	9.97	33,296	3.51	0.25	0.45	8.52	8.84
2011	-	9.15	9.16	-	-	0.25	0.45	(8.50)	(8.40)
Invesco V.I. Global Core Equity (b)
2015	1,329	9.73	9.92	12,925	1.08	0.25	1.45	(5.90)	(4.80)
2014	1,290	10.34	10.42	13,335	-	0.25	1.45	(3.90)	(2.71)
2013	-	10.65	10.76	-	-	0.25	1.45	7.60	18.34
2012	-	9.02	9.05	-	-	0.25	0.45	9.60	9.83
2011	-	8.23	8.24	-	-	0.25	0.45	(17.70)	(17.60)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Invesco V.I. Global Health Care (b)
2015	28,270	12.36	16.92	416,346	-	0.25	1.45	(1.59)	(0.41)
2014	24,349	12.56	16.99	403,890	-	0.25	1.45	14.18	15.58
2013	24,322	11.00	14.70	351,387	0.66	0.25	1.45	10.00	35.73
2012	5,493	10.79	10.83	59,413	-	0.25	0.45	16.40	16.70
2011	488	9.27	9.28	4,518	-	0.25	0.45	(7.30)	(7.20)
Invesco V.I. Global Real Estate (b)
2015	27,640	9.80	11.44	308,593	3.23	0.25	1.45	(6.04)	(4.90)
2014	29,644	10.43	12.03	353,892	1.92	0.25	1.45	9.33	10.67
2013	7,341	9.54	10.87	79,489	2.82	0.25	1.45	(4.60)	(0.82)
2012	8,514	10.92	10.96	93,186	0.79	0.25	0.45	23.53	23.70
2011	3,293	8.84	8.86	29,182	-	0.25	0.45	(11.60)	(11.40)
Invesco V.I. Government Securities (b)
2015	12,985	9.28	9.51	122,238	4.30	0.25	1.45	(4.33)	(3.16)
2014	33,910	9.70	9.82	330,382	2.84	0.25	1.45	(0.61)	0.51
2013	1,219	9.71	9.77	11,881	0.23	0.25	1.45	(6.18)	(2.40)
2012	31,680	10.35	10.38	327,906	0.41	0.25	0.45	(1.24)	(1.14)
2011	-	10.48	10.50	-	-	0.25	0.45	4.80	5.00
Invesco V.I. Growth and Income (b)
2015	2,877	10.30	12.85	34,112	3.33	0.25	1.45	(7.54)	(6.41)
2014	1,433	11.14	13.73	19,514	1.63	0.25	1.45	5.19	6.52
2013	1,172	10.59	12.89	15,029	2.32	0.25	1.45	5.90	29.42
2012	-	9.92	9.96	-	-	0.25	0.45	10.47	10.67
2011	-	8.98	9.00	-	-	0.25	0.45	(10.20)	(10.00)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Invesco V.I. High Yield (b)
2015	260,410	9.17	10.22	2,382,994	0.31	0.25	1.45	(7.56)	(6.50)
2014	10,309	9.92	10.93	111,781	141.17	0.25	1.45	(2.84)	(1.62)
2013	7,131	10.21	11.11	78,870	6.92	0.25	1.45	2.10	3.35
2012	29,766	10.72	10.75	319,243	27.70	0.25	0.45	13.08	13.16
2011	8,504	9.48	9.50	80,665	-	0.25	0.45	(5.20)	(5.00)
Invesco V.I. International Growth
2015	23,735	9.46	9.84	226,011	1.32	0.25	1.45	(6.82)	(5.68)
2014	18,021	10.06	10.56	183,145	1.43	0.25	1.45	(4.35)	(3.13)
2013	5,509	10.40	11.04	57,116	1.02	0.25	1.45	10.40	14.92
2012	9,829	9.07	9.18	89,019	2.63	0.25	0.45	11.29	11.54
2011	10,411	8.15	8.23	84,858	1.10	0.25	0.45	(10.14)	(9.96)
Invesco V.I. Managed Volatility (b)
2015	8,873	10.34	12.70	110,822	1.02	0.25	1.45	(6.68)	(5.51)
2014	11,713	11.08	13.44	151,286	0.89	0.25	1.45	15.06	16.36
2013	2,048	9.63	11.55	23,510	4.02	0.25	1.45	(3.70)	7.04
2012	379	10.75	10.75	4,070	2.91	0.25	0.45	0.00	(0.19)
2011	368	10.77	10.79	3,960	-	0.25	0.45	7.70	7.90
Invesco V.I. Mid Cap Core Equity
2015	7,848	9.73	11.26	87,258	0.15	0.25	1.45	(8.47)	(7.40)
2014	3,052	10.63	12.16	36,490	-	0.25	1.45	(0.37)	0.91
2013	5,186	10.67	12.05	61,623	0.11	0.25	1.45	6.70	24.36
2012	7,576	9.58	9.69	73,071	-	0.25	0.45	6.92	7.07
2011	3,524	8.96	9.05	31,717	0.10	0.25	0.45	(9.68)	(9.50)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Invesco V.I. Mid Cap Growth (b)
2015	1,042	11.09	12.00	12,030	-	0.25	1.45	(3.40)	(2.20)
2014	4,728	11.48	12.27	57,499	-	0.25	1.45	3.05	4.25
2013	554	11.14	11.77	6,481	4.20	0.25	1.45	11.40	32.25
2012	-	8.87	8.90	-	-	0.25	0.45	7.78	8.01
2011	-	8.23	8.24	-	-	0.25	0.45	(17.70)	(17.60)
Invesco V.I. S&P 500 Index (b)
2015	436,050	11.28	13.82	5,206,143	0.57	0.25	1.45	(3.59)	(2.47)
2014	257,907	11.70	14.17	3,392,970	2.31	0.25	1.45	8.03	9.34
2013	5,253	10.83	12.96	67,745	3.19	0.25	1.45	8.30	27.43
2012	-	10.17	10.17	-	-	0.25	0.45	1.70	1.70
Invesco V.I. Small Cap Equity (b)
2015	4,739	9.70	11.37	50,353	-	0.25	1.45	(9.85)	(8.82)
2014	1,817	10.76	12.47	22,484	-	0.25	1.45	(2.36)	(1.11)
2013	1,214	11.02	12.61	15,243	-	0.25	1.45	10.20	32.60
2012	1,199	9.47	9.51	11,365	-	0.25	0.45	9.73	10.07
2011	-	8.63	8.64	-	-	0.25	0.45	(13.70)	(13.60)
Ivy Funds VIP Asset Strategy (b)
2015	17,510	8.98	9.80	161,441	0.38	0.25	1.45	(12.30)	(11.31)
2014	11,876	10.24	11.05	123,865	0.42	0.25	1.45	(9.38)	(8.30)
2013	6,632	11.30	12.05	79,453	-	0.25	1.45	13.00	21.11
2012	-	9.91	9.95	-	-	0.25	0.45	15.10	15.43
2011	-	8.61	8.62	-	-	0.25	0.45	(13.90)	(13.80)
Ivy Funds VIP Balanced (b)
2015	19,901	10.51	12.38	227,127	0.54	0.25	1.45	(4.71)	(3.51)
2014	8,826	11.03	12.83	112,140	0.32	0.25	1.45	2.89	4.14
2013	6,334	10.72	12.32	77,617	0.80	0.25	1.45	7.20	19.73
2012	2,511	10.26	10.29	25,715	2.86	0.25	0.45	8.00	8.09
2011	-	9.50	9.52	-	-	0.25	0.45	(5.00)	(4.80)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Ivy Funds VIP Core Equity (b)
2015	7,334	11.13	13.79	96,544	0.67	0.25	1.45	(5.03)	(3.84)
2014	1,751	11.72	14.34	21,439	-	0.25	1.45	4.92	6.14
2013	-	11.17	13.51	-	-	0.25	1.45	11.70	29.28
2012	-	10.42	10.45	-	-	0.25	0.45	14.63	14.84
2011	-	9.09	9.10	-	-	0.25	0.45	(9.10)	(9.00)
Ivy Funds VIP Dividend Opportunities (b)
2015	5,148	10.73	12.00	61,204	1.55	0.25	1.45	(6.29)	(5.21)
2014	7,708	11.45	12.66	96,841	1.30	0.25	1.45	5.05	6.39
2013	5,466	10.90	11.90	64,719	2.39	0.25	1.45	9.00	25.40
2012	-	9.45	9.49	-	-	0.25	0.45	9.25	9.58
2011	-	8.65	8.66	-	-	0.25	0.45	(13.50)	(13.40)
Ivy Funds VIP Energy (b)
2015	14,782	6.14	6.82	93,225	0.07	0.25	1.45	(25.55)	(24.67)
2014	9,154	8.17	9.16	75,511	-	0.25	1.45	(14.47)	(13.37)
2013	14,866	9.45	10.71	140,478	-	0.25	1.45	7.10	23.70
2012	1,288	7.66	7.68	9,864	-	0.25	0.45	(2.05)	(1.92)
2011	518	7.82	7.83	4,054	-	0.25	0.45	(21.80)	(21.70)
Ivy Funds VIP Global Bond (b)
2015	11,528	8.95	9.04	103,147	3.96	0.25	1.45	(6.87)	(5.74)
2014	11,460	9.52	9.61	109,036	0.88	0.25	1.45	(4.28)	(3.03)
2013	-	9.83	10.04	-	-	0.25	1.45	(1.70)	0.40
2012	1,598	10.00	10.04	16,053	5.78	0.25	0.45	2.77	2.97
2011	-	9.73	9.75	-	-	0.25	0.45	(2.70)	(2.50)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Ivy Funds VIP Global Growth (b)(c)
2015	2,484	10.55	11.20	27,716	0.85	0.25	1.45	(1.12)	0.09
2014	-	10.67	11.19	-	-	0.25	1.45	(3.44)	(2.27)
2013	-	11.05	11.45	-	-	0.25	1.45	10.50	15.42
2012	-	9.89	9.92	-	-	0.25	0.45	14.07	14.29
2011	-	8.67	8.68	-	-	0.25	0.45	(13.30)	(13.20)
Ivy Funds VIP Global Natural Resources (b)
2015	2,398	5.82	5.94	14,192	0.21	0.25	1.45	(25.77)	(24.81)
2014	-	7.84	7.90	-	-	0.25	1.45	(21.60)	(21.00)
Ivy Funds VIP Growth (b)
2015	18,568	12.69	15.24	277,819	0.11	0.25	1.45	2.50	3.74
2014	14,455	12.38	14.69	210,721	0.11	0.25	1.45	6.91	8.25
2013	2,050	11.58	13.57	27,671	0.26	0.25	1.45	15.80	32.13
2012	844	10.24	10.27	8,644	0.12	0.25	0.45	8.94	9.14
2011	-	9.40	9.41	-	-	0.25	0.45	(6.00)	(5.90)
Ivy Funds VIP High Income (b)
2015	52,899	8.96	10.77	515,550	14.62	0.25	1.45	(10.58)	(9.50)
2014	77,454	10.02	11.90	862,829	8.96	0.25	1.45	(2.53)	(1.41)
2013	168,160	10.28	12.07	2,013,607	7.36	0.25	1.45	2.80	7.00
2012	93,173	11.24	11.28	1,047,949	6.50	0.25	0.45	14.58	14.87
2011	9,460	9.81	9.82	92,799	-	0.25	0.45	(1.90)	(1.80)
Ivy Funds VIP International Core Equity (b)
2015	63,560	9.94	10.31	631,974	1.06	0.25	1.45	(5.33)	(4.11)
2014	48,214	10.39	10.89	501,010	1.61	0.25	1.45	(2.94)	(1.78)
2013	18,110	10.60	11.22	192,064	2.18	0.25	1.45	12.20	21.00
2012	38,007	8.78	8.81	333,845	-	0.25	0.45	9.48	9.58
2011	-	8.02	8.04	-	-	0.25	0.45	(19.80)	(19.60)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Ivy Funds VIP Limited-Term Bond (b)
2015	28,280	9.16	9.25	259,509	3.25	0.25	1.45	(3.47)	(2.32)
2014	7,918	9.40	9.50	74,818	0.60	0.25	1.45	(3.46)	(2.27)
2013	8,531	9.64	9.84	82,537	-	0.25	1.45	(3.89)	(1.60)
2012	16,544	10.03	10.07	166,246	5.93	0.25	0.45	(0.20)	(0.10)
2011	-	10.05	10.06	-	-	0.25	0.45	0.50	0.60
Ivy Funds VIP Mid Cap Growth (b)
2015	7,992	10.17	11.70	91,317	-	0.25	1.45	(9.84)	(8.81)
2014	5,989	11.28	12.83	74,670	-	0.25	1.45	3.11	4.48
2013	9,195	10.94	12.28	112,063	-	0.25	1.45	9.40	25.69
2012	4,648	9.73	9.77	45,242	-	0.25	0.45	9.70	10.02
2011	-	8.87	8.88	-	-	0.25	0.45	(11.30)	(11.20)
Ivy Funds VIP Real Estate Securities (b)
2015	15,981	11.40	13.77	186,818	1.46	0.25	1.45	0.18	1.47
2014	5,640	11.38	13.57	67,718	1.46	0.25	1.45	24.51	26.00
2013	1,780	9.14	10.77	19,073	-	0.25	1.45	(8.60)	(2.09)
2012	-	10.97	11.00	-	-	0.25	0.45	13.80	13.87
2011	-	9.64	9.66	-	-	0.25	0.45	(3.60)	(3.40)
Ivy Funds VIP Science and Technology (b)
2015	14,860	10.97	14.52	186,998	-	0.25	1.45	(7.11)	(5.96)
2014	11,052	11.81	15.44	145,335	-	0.25	1.45	(1.58)	(0.39)
2013	13,155	12.00	15.50	195,506	-	0.25	1.45	20.00	51.37
2012	319	10.20	10.24	3,255	-	0.25	0.45	23.49	23.82
2011	-	8.26	8.27	-	-	0.25	0.45	(17.40)	(17.30)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Ivy Funds VIP Small Cap Growth (b)
2015	13,017	10.75	10.85	140,675	-	0.25	1.45	(2.52)	(1.36)
2014	4,642	10.92	11.12	50,881	-	0.25	1.45	(2.88)	(1.70)
2013	-	11.12	11.45	-	-	0.25	1.45	14.50	38.83
2012	591	8.03	8.06	4,746	-	0.25	0.45	1.52	1.77
2011	-	7.91	7.92	-	-	0.25	0.45	(20.90)	(20.80)
Ivy Funds VIP Small Cap Value (b)
2015	11,989	9.89	11.28	133,989	0.09	0.25	1.45	(9.76)	(8.59)
2014	8,965	10.96	12.34	109,845	0.01	0.25	1.45	2.43	3.61
2013	309	10.70	11.91	3,656	20.15	0.25	1.45	7.00	29.32
2012	315	9.18	9.21	2,895	-	0.25	0.45	14.61	14.84
2011	-	8.01	8.02	-	-	0.25	0.45	(19.90)	(19.80)
Ivy Funds VIP Value (b)
2015	15,415	10.56	12.78	195,215	0.53	0.25	1.45	(8.09)	(6.99)
2014	24,143	11.49	13.74	329,944	0.63	0.25	1.45	6.09	7.34
2013	-	10.83	12.80	-	2.09	0.25	1.45	8.30	31.01
2012	1,073	9.73	9.77	10,441	-	0.25	0.45	14.88	15.08
2011	-	8.47	8.49	-	-	0.25	0.45	(15.30)	(15.10)
Janus Aspen Enterprise (b)
2015	22,307	11.58	14.16	292,631	0.62	0.25	1.45	(0.77)	0.43
2014	15,986	11.67	14.10	210,648	0.03	0.25	1.45	7.36	8.63
2013	9,116	10.87	12.98	114,810	0.39	0.25	1.45	8.70	27.88
2012	9,129	10.12	10.15	92,604	-	0.25	0.45	13.07	13.15
2011	6,498	8.95	8.97	58,223	-	0.25	0.45	(10.50)	(10.30)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Janus Aspen Forty (b)
2015	6,176	12.54	15.37	79,022	-	0.25	1.45	7.00	8.32
2014	10,535	11.72	14.19	148,336	0.01	0.25	1.45	3.72	5.03
2013	507	11.30	13.51	6,819	5.94	0.25	1.45	13.00	26.74
2012	496	10.62	10.66	5,269	7.71	0.25	0.45	19.59	19.91
2011	-	8.88	8.89	-	-	0.25	0.45	(11.20)	(11.10)
Janus Aspen Janus Portfolio (b)
2015	2,286	11.93	14.24	29,643	1.95	0.25	1.45	0.51	1.71
2014	1,048	11.87	14.00	14,567	0.22	0.25	1.45	7.81	9.20
2013	1,017	11.01	12.82	12,980	0.01	0.25	1.45	10.10	25.81
2012	60,472	10.16	10.19	614,062	-	0.25	0.45	14.29	14.49
2011	-	8.89	8.90	-	-	0.25	0.45	(11.10)	(11.00)
Janus Aspen Overseas (b)
2015	13,663	5.94	8.06	97,259	0.91	0.25	1.45	(12.77)	(11.78)
2014	2,253	6.74	9.24	16,867	3.33	0.25	1.45	(15.92)	(14.91)
2013	739	7.93	10.99	5,864	0.04	0.25	1.45	9.90	10.68
2012	14,480	7.19	7.21	104,109	-	0.25	0.45	9.44	9.57
2011	-	6.57	6.58	-	-	0.25	0.45	(34.30)	(34.20)
Janus Aspen Perkins Mid Cap Value (b)
2015	27,713	10.04	11.33	310,988	1.12	0.25	1.45	(7.89)	(6.75)
2014	23,849	10.90	12.15	287,658	1.27	0.25	1.45	3.71	5.01
2013	23,145	10.51	11.57	266,471	0.79	0.25	1.45	5.10	21.79
2012	462	9.47	9.50	4,375	1.65	0.25	0.45	7.01	7.22
2011	-	8.85	8.86	-	-	0.25	0.45	(11.50)	(11.40)
JPMorgan Insurance Trust Core Bond Portfolio (b)
2015	8,115	9.35	9.47	76,806	-	0.25	1.45	(3.56)	(2.39)
2014	-	9.59	9.82	-	-	0.25	1.45	0.20	1.37
2013	-	9.48	9.80	-	-	0.25	1.45	(5.11)	(2.00)
2012	-	9.99	9.99	-	-	0.25	0.45	(0.10)	(0.10)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
JPMorgan Insurance Trust Intrepid MidCap Portfolio (b)
2015	5,357	10.99	14.05	63,541	0.70	0.25	1.45	(10.21)	(9.12)
2014	10,126	12.24	15.46	125,530	0.46	0.25	1.45	10.47	11.87
2013	2,061	11.08	13.82	22,823	-	0.25	1.45	10.80	35.76
2012	-	10.18	10.18	-	-	0.25	0.45	1.80	1.80
JPMorgan Insurance Trust Small Cap Core Portfolio (b)
2015	6,870	10.47	13.56	83,769	-	0.25	1.45	(9.66)	(8.63)
2014	3,538	11.59	14.84	51,078	-	0.25	1.45	4.60	5.85
2013	1,476	11.08	14.02	19,703	0.14	0.25	1.45	10.80	37.45
2012	-	10.20	10.20	-	-	0.25	0.45	2.00	2.00
JPMorgan Insurance Trust US Equity Portfolio (b)
2015	7,647	11.53	14.33	108,976	0.94	0.25	1.45	(3.76)	(2.65)
2014	6,998	11.98	14.72	102,620	-	0.25	1.45	8.61	10.01
2013	-	11.03	13.38	-	-	0.25	1.45	10.30	31.56
2012	-	10.17	10.17	-	-	0.25	0.45	1.70	1.70
Lord Abbett Series Bond-Debenture VC (b)
2015	537,879	9.59	10.76	5,188,378	1.27	0.25	1.45	(5.89)	(4.69)
2014	909,487	10.19	11.29	9,277,978	9.01	0.25	1.45	(0.20)	0.98
2013	5,460	10.21	11.18	60,721	4.56	0.25	1.45	2.10	4.68
2012	6,718	10.64	10.68	71,595	5.70	0.25	0.45	8.68	8.98
2011	6,816	9.79	9.80	66,770	11.47	0.25	0.45	(2.10)	(2.00)
Lord Abbett Series Calibrated Dividend Growth VC (b)
2015	612	10.69	12.70	6,540	3.73	0.25	1.45	(6.39)	(5.22)
2014	-	11.42	13.40	-	-	0.25	1.45	6.63	7.98
2013	-	10.71	12.41	-	-	0.25	1.45	7.10	23.85
2012	-	9.99	10.02	-	-	0.25	0.45	8.71	8.79
2011	-	9.19	9.21	-	-	0.25	0.45	(8.10)	(7.90)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Lord Abbett Series Developing Growth VC (b)
2015	14,982	9.99	12.59	171,562	-	0.25	1.45	(12.21)	(11.15)
2014	13,558	11.38	14.17	175,232	-	0.25	1.45	(0.78)	0.43
2013	17,891	11.47	14.11	247,186	-	0.25	1.45	14.70	51.72
2012	2,255	9.27	9.30	20,897	-	0.25	0.45	8.29	8.52
2011	-	8.56	8.57	-	-	0.25	0.45	(14.40)	(14.30)
Lord Abbett Series Fundamental Equity VC (b)
2015	-	10.23	11.85	-	-	0.25	1.45	(7.67)	(6.55)
2014	11,645	11.08	12.68	146,465	0.87	0.25	1.45	2.50	3.76
2013	-	10.81	12.22	-	-	0.25	1.45	8.10	31.40
2012	-	9.27	9.30	-	-	0.25	0.45	6.92	7.02
2011	-	8.67	8.69	-	-	0.25	0.45	(13.30)	(13.10)
Lord Abbett Series Growth and Income VC (b)
2015	625	10.36	12.11	7,494	1.23	0.25	1.45	(7.09)	(5.98)
2014	607	11.15	12.88	7,752	0.71	0.25	1.45	2.95	4.21
2013	590	10.83	12.36	7,253	0.60	0.25	1.45	8.30	31.49
2012	577	9.36	9.40	5,402	1.93	0.25	0.45	8.21	8.55
2011	-	8.65	8.66	-	-	0.25	0.45	(13.50)	(13.40)
Lord Abbett Series Growth Opportunities VC (b)
2015	388	11.08	12.11	4,578	-	0.25	1.45	(1.77)	(0.49)
2014	757	11.28	12.17	9,069	-	0.25	1.45	1.44	2.61
2013	-	11.12	11.86	-	-	0.25	1.45	11.20	32.81
2012	-	8.90	8.93	-	-	0.25	0.45	10.15	10.38
2011	-	8.08	8.09	-	-	0.25	0.45	(19.20)	(19.10)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Lord Abbett Series Mid Cap Stock VC (b)
2015	1,623	10.48	12.10	19,455	0.59	0.25	1.45	(7.99)	(6.92)
2014	1,645	11.39	13.00	21,119	0.85	0.25	1.45	6.65	7.97
2013	-	10.68	12.04	-	-	0.25	1.45	6.80	26.21
2012	12,660	9.51	9.54	120,326	1.30	0.25	0.45	10.71	10.93
2011	-	8.59	8.60	-	-	0.25	0.45	(14.10)	(14.00)
Lord Abbett Series Total Return VC (b)
2015	18,496	9.54	10.27	187,440	3.46	0.25	1.45	(4.98)	(3.84)
2014	23,205	10.04	10.68	245,881	2.71	0.25	1.45	1.41	2.69
2013	9,278	9.90	10.40	95,943	1.35	0.25	1.45	(4.44)	(1.00)
2012	16,462	10.82	10.86	178,156	3.51	0.25	0.45	3.15	3.33
2011	-	10.49	10.51	-	-	0.25	0.45	4.90	5.10
Lord Abbett Series Value Opportunities VC (b)
2015	1,621	10.66	12.41	19,918	0.05	0.25	1.45	(6.82)	(5.70)
2014	2,544	11.44	13.16	33,209	0.19	0.25	1.45	4.19	5.45
2013	-	10.98	12.48	-	-	0.25	1.45	9.80	34.48
2012	-	9.25	9.28	-	-	0.25	0.45	7.18	7.28
2011	-	8.63	8.65	-	-	0.25	0.45	(13.70)	(13.50)
MFS VIT Emerging Markets Equity (b)
2015	11,708	6.97	7.54	84,254	0.45	0.25	1.45	(16.87)	(15.85)
2014	12,083	8.30	9.07	100,418	0.41	0.25	1.45	(10.99)	(9.95)
2013	6,510	9.24	10.19	60,052	2.03	0.25	1.45	(8.61)	1.90
2012	-	10.11	10.11	-	-	0.25	0.45	1.10	1.10
MFS VIT Global Tactical Allocation (b)
2015	1,094	9.21	9.40	10,069	11.48	0.25	1.45	(6.78)	(5.62)
2014	-	9.88	9.96	-	-	0.25	1.45	(1.20)	(0.40)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
MFS VIT High Yield (b)
2015	345,916	9.12	9.43	3,155,686	3.62	0.25	1.45	(8.62)	(7.46)
2014	850	9.98	10.19	8,635	-	0.25	1.45	(1.96)	(0.78)
2013	-	10.18	10.27	-	-	0.25	1.45	1.80	2.70
2012	-	10.00	10.00	-	-	0.25	0.45	-	-
MFS VIT II MA Investors Growth Stock (b)(c)
2015	-	11.10	13.84	-	-	0.25	1.45	(4.72)	(3.62)
2014	1,605	11.65	14.36	22,874	0.18	0.25	1.45	6.30	7.57
2013	736	10.96	13.35	9,762	0.76	0.25	1.45	9.60	25.94
2012	-	10.56	10.60	-	-	0.25	0.45	12.70	12.89
2011	-	9.37	9.39	-	-	0.25	0.45	(6.30)	(6.10)
MFS VIT II Research International (b)(c)
2015	12,101	8.91	9.14	109,514	4.65	0.25	1.45	(6.51)	(5.38)
2014	5,391	9.53	9.66	51,685	1.57	0.25	1.45	(11.10)	(10.06)
2013	3,333	10.68	10.74	35,602	0.35	0.25	1.45	7.20	14.87
2012	721	9.32	9.35	6,722	2.66	0.25	0.45	12.42	12.65
2011	442	8.29	8.30	3,660	-	0.25	0.45	(17.10)	(17.00)
MFS VIT International Value (b)
2015	35,826	9.75	9.95	353,938	2.50	0.25	1.45	1.67	2.90
2014	12,006	9.59	9.67	115,340	2.29	0.25	1.45	(4.10)	(3.30)
MFS VIT New Discovery (b)
2015	4,395	9.27	10.67	43,406	-	0.25	1.45	(6.36)	(5.24)
2014	11,868	9.90	11.26	132,663	-	0.25	1.45	(11.53)	(10.42)
2013	8,569	11.19	12.57	107,160	-	0.25	1.45	11.90	36.63
2012	-	9.17	9.20	-	-	0.25	0.45	16.82	17.05
2011	-	7.85	7.86	-	-	0.25	0.45	(21.50)	(21.40)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
MFS VIT Research (b)
2015	4,489	10.91	13.81	61,297	0.97	0.25	1.45	(3.88)	(2.68)
2014	3,528	11.35	14.19	49,697	0.75	0.25	1.45	5.09	6.45
2013	3,424	10.80	13.33	45,412	0.79	0.25	1.45	8.00	27.80
2012	3,323	10.40	10.43	34,544	1.12	0.25	0.45	12.92	13.12
2011	-	9.21	9.22	-	-	0.25	0.45	(7.90)	(7.80)
MFS VIT Total Return (b)
2015	13,293	10.27	11.86	151,185	3.88	0.25	1.45	(4.91)	(3.81)
2014	4,237	10.80	12.33	49,692	3.88	0.25	1.45	3.55	4.76
2013	22,434	10.43	11.77	262,480	3.24	0.25	1.45	4.30	14.94
2012	-	10.20	10.24	-	-	0.25	0.45	7.14	7.45
2011	-	9.52	9.53	-	-	0.25	0.45	(4.80)	(4.70)
MFS VIT Total Return Bond (b)(c)
2015	22,526	9.50	10.00	222,791	3.00	0.25	1.45	(4.90)	(3.85)
2014	24,849	9.99	10.40	255,919	2.60	0.25	1.45	1.01	2.26
2013	15,379	9.89	10.17	155,481	0.80	0.25	1.45	(4.62)	(1.10)
2012	33,857	10.60	10.64	358,959	2.87	0.25	0.45	3.41	3.60
2011	-	10.25	10.27	-	-	0.25	0.45	2.50	2.70
MFS VIT Utilities (b)
2015	38,249	9.11	11.05	372,365	4.09	0.25	1.45	(18.44)	(17.48)
2014	46,379	11.17	13.39	570,613	1.80	0.25	1.45	7.51	8.86
2013	15,327	10.39	12.30	183,449	1.71	0.25	1.45	3.90	16.37
2012	7,338	10.53	10.57	77,196	12.22	0.25	0.45	9.35	9.65
2011	6,796	9.63	9.64	65,414	-	0.25	0.45	(3.70)	(3.60)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Morgan Stanley UIF Emerging Markets Debt (b)
2015	34,382	8.37	9.13	287,946	10.06	0.25	1.45	(5.49)	(4.43)
2014	2,639	8.77	9.66	23,172	217.57	0.25	1.45	(1.63)	(0.34)
2013	526	8.82	9.82	4,644	8.23	0.25	1.45	(11.89)	(1.80)
2012	-	10.01	10.01	-	-	0.25	0.45	0.10	0.10
Morgan Stanley UIF Emerging Markets Equity (b)
2015	27,803	7.67	7.89	217,149	1.40	0.25	1.45	(14.61)	(13.55)
2014	908	8.89	9.24	8,340	2.73	0.25	1.45	(8.70)	(7.56)
2013	-	9.64	10.12	-	-	0.25	1.45	(4.46)	1.20
2012	-	10.09	10.09	-	-	0.25	0.45	0.90	0.90
Neuberger Berman AMT Guardian
2015	4,832	10.56	12.01	51,029	0.81	0.25	1.45	(9.12)	(8.04)
2014	5,780	11.62	13.06	68,496	0.15	0.25	1.45	4.31	5.58
2013	1,074	11.14	12.37	13,102	0.83	0.25	1.45	11.40	34.31
2012	1,063	9.10	9.21	9,673	0.23	0.25	0.45	8.98	9.12
2011	1,512	8.35	8.44	12,665	0.49	0.25	0.45	(6.29)	(6.01)
Neuberger Berman AMT Socially Responsive (b)
2015	1,919	10.98	12.84	22,242	0.21	0.25	1.45	(4.94)	(3.82)
2014	331	11.55	13.35	4,384	0.12	0.25	1.45	5.29	6.63
2013	346	10.97	12.52	4,305	0.56	0.25	1.45	9.70	33.05
2012	336	9.38	9.41	3,147	0.19	0.25	0.45	6.96	7.18
2011	-	8.77	8.78	-	-	0.25	0.45	(12.30)	(12.20)
Oppenheimer Global Fund/VA (b)
2015	27,280	10.61	11.96	294,464	2.11	0.25	1.45	(0.84)	0.42
2014	7,161	10.70	11.91	83,680	1.21	0.25	1.45	(2.37)	(1.24)
2013	4,198	10.96	12.06	50,360	0.62	0.25	1.45	9.60	22.94
2012	9,972	9.77	9.81	97,468	-	0.25	0.45	16.87	17.06
2011	-	8.36	8.38	-	-	0.25	0.45	(16.40)	(16.20)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Oppenheimer Global Strategic Income Fund/VA (b)
2015	5,373	9.07	9.45	49,647	5.06	0.25	1.45	(6.78)	(5.59)
2014	4,556	9.73	10.01	45,250	0.07	0.25	1.45	(2.01)	(0.79)
2013	320,769	9.93	10.09	3,217,311	0.10	0.25	1.45	(3.74)	(0.70)
2012	418	10.42	10.46	4,366	8.62	0.25	0.45	9.22	9.53
2011	405	9.54	9.55	3,868	-	0.25	0.45	(4.60)	(4.50)
Oppenheimer International Growth Fund/VA (b)
2015	55,400	9.62	11.06	596,911	0.91	0.25	1.45	(1.33)	(0.18)
2014	59,816	9.75	11.08	644,702	1.68	0.25	1.45	(11.20)	(10.14)
2013	15,455	10.98	12.33	183,329	0.20	0.25	1.45	9.80	21.72
2012	-	10.09	10.13	-	-	0.25	0.45	17.46	17.79
2011	-	8.59	8.60	-	-	0.25	0.45	(14.10)	(14.00)
Oppenheimer Main Street Small Cap Fund/VA
2015	34,674	10.56	12.76	427,472	0.94	0.25	1.45	(10.20)	(9.12)
2014	17,395	11.76	14.04	234,553	0.57	0.25	1.45	6.81	8.08
2013	15,417	11.01	12.99	197,508	0.26	0.25	1.45	10.10	36.16
2012	276	9.43	9.54	2,601	0.50	0.25	0.45	13.75	13.98
2011	736	8.29	8.37	6,139	-	0.25	0.45	(5.69)	(5.53)
PIMCO VIT All Asset (b)
2015	17,470	8.36	8.84	151,598	3.29	0.25	1.45	(13.19)	(12.13)
2014	18,798	9.63	10.06	187,508	4.09	0.25	1.45	(3.89)	(2.71)
2013	23,315	10.02	10.34	239,853	5.38	0.25	1.45	(3.29)	0.20
2012	17,389	10.63	10.67	184,963	8.58	0.25	0.45	10.84	11.15
2011	-	9.59	9.60	-	-	0.25	0.45	(4.10)	(4.00)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
PIMCO VIT CommodityRealReturn Strategy (b)
2015	8,358	3.96	5.26	33,011	4.21	0.25	1.45	(29.01)	(28.11)
2014	5,353	5.51	7.41	29,406	0.20	0.25	1.45	(22.16)	(21.28)
2013	4,331	7.01	9.52	30,229	0.43	0.25	1.45	(17.63)	(4.80)
2012	15,743	8.51	8.54	133,814	1.98	0.25	0.45	1.55	1.79
2011	514	8.38	8.39	4,301	11.63	0.25	0.45	(16.20)	(16.10)
PIMCO VIT Emerging Markets Bond (b)
2015	39,574	8.93	9.73	378,713	5.65	0.25	1.45	(6.69)	(5.44)
2014	34,101	9.57	10.29	345,868	7.06	0.25	1.45	(2.94)	(1.91)
2013	28,491	9.86	10.49	297,092	4.41	0.25	1.45	(10.16)	(1.40)
2012	60,458	11.61	11.65	702,108	3.39	0.25	0.45	13.71	13.99
2011	8,482	10.21	10.22	86,588	1.14	0.25	0.45	2.10	2.20
PIMCO VIT Foreign Bond (Unhedged) (b)
2015	3,070	8.32	8.50	25,570	1.39	0.25	1.45	(11.18)	(10.16)
2014	2,096	9.28	9.57	19,471	3.08	0.25	1.45	(4.11)	(2.91)
2013	3,172	9.58	9.98	30,380	3.93	0.25	1.45	(9.71)	(0.20)
2012	-	10.61	10.65	-	-	0.25	0.45	1.63	1.91
2011	-	10.44	10.45	-	-	0.25	0.45	4.40	4.50
PIMCO VIT Global Bond (Unhedged)
2015	963	8.74	11.29	10,716	1.90	0.25	1.45	(8.39)	(7.15)
2014	2,034	9.54	12.16	24,593	3.04	0.25	1.45	(2.25)	(1.14)
2013	4,642	9.76	12.30	56,623	0.74	0.25	1.45	(11.68)	(2.40)
2012	1,635	13.78	13.89	22,648	1.87	0.25	0.45	3.22	3.43
2011	1,673	13.35	13.43	22,426	3.27	0.25	0.45	3.81	4.03
PIMCO VIT Global Multi-Asset Managed Allocation (b)
2015	-	9.50	9.69	-	-	0.25	1.45	(4.62)	(3.49)
2014	-	9.96	10.04	-	-	0.25	1.45	(0.40)	0.40

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
PIMCO VIT High Yield
2015	20,045	9.40	15.95	257,019	67.15	0.25	1.45	(6.09)	(4.89)
2014	6,438	10.01	16.77	106,657	20.67	0.25	1.45	(1.28)	(0.06)
2013	32,903	10.14	16.78	546,999	4.62	0.25	1.45	1.40	2.19
2012	207,642	16.28	16.42	3,379,931	2.23	0.25	0.45	10.30	10.57
2011	7,504	14.76	14.85	110,743	5.15	0.25	0.45	(0.27)	(0.07)
PIMCO VIT Low Duration Administrative Class (e)
2015	3,017	10.11	10.30	30,478	3.12	0.25	0.45	(3.16)	(2.83)
2014	4,886	10.44	10.60	51,273	1.18	0.25	1.45	(2.52)	(2.39)
2013	6,566	10.71	10.86	70,576	1.45	0.25	1.45	(3.51)	(3.38)
2012	6,851	11.10	11.24	76,266	1.90	0.25	0.45	2.21	2.46
2011	7,800	10.86	10.97	84,860	1.63	0.25	0.45	(2.34)	(2.05)
PIMCO VIT Low Duration Advisor Class (b)
2015	137,845	9.04	9.15	1,251,062	3.87	0.25	1.45	(4.09)	(3.08)
2014	77,077	9.34	9.54	721,304	1.12	0.25	1.45	(3.73)	(2.49)
2013	46,057	9.59	9.91	442,981	1.40	0.25	1.45	(3.62)	(0.90)
2012	43,580	9.95	9.99	434,200	1.82	0.25	0.45	2.16	2.36
2011	2,419	9.74	9.76	23,565	2.11	0.25	0.45	(2.60)	(2.40)
PIMCO VIT Real Return Administrative Class (e)
2015	-	10.77	10.96	-	0.18	0.25	0.45	(5.94)	(5.84)
2014	1,816	11.45	11.64	21,084	1.45	0.25	1.45	(0.43)	(0.17)
2013	1,769	11.50	11.66	20,586	1.31	0.25	1.45	(12.35)	(12.13)
2012	3,214	13.12	13.27	42,299	1.06	0.25	0.45	5.13	5.23
2011	3,349	12.48	12.61	41,917	2.29	0.25	0.45	7.87	8.15

(b) Prior year new subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
PIMCO VIT Real Return Advisor Class (b)
2015	64,986	8.80	9.22	592,731	4.32	0.25	1.45	(6.98)	(5.92)
2014	57,706	9.46	9.80	560,760	1.48	0.25	1.45	(1.56)	(0.41)
2013	46,555	9.61	9.84	455,444	1.51	0.25	1.45	(12.37)	(3.90)
2012	50,507	11.16	11.20	564,082	1.06	0.25	0.45	4.89	5.16
2011	4,890	10.64	10.65	52,036	3.71	0.25	0.45	6.40	6.50
PIMCO VIT Short-Term (b)
2015	228,613	9.15	9.26	2,098,031	0.38	0.25	1.45	(3.38)	(2.22)
2014	69,696	9.43	9.47	657,175	0.41	0.25	1.45	(3.76)	(2.67)
2013	28,252	9.71	9.84	274,202	0.49	0.25	1.45	(2.90)	(1.60)
2012	-	10.00	10.00	-	-	0.25	0.45	-	-
PIMCO VIT Total Return Administrative Class (e)
2015	705	12.03	12.25	8,470	4.03	0.25	0.45	(2.98)	(2.78)
2014	3,538	12.40	12.60	44,157	2.18	0.25	1.45	0.73	0.96
2013	10,715	12.31	12.48	132,878	1.89	0.25	1.45	(5.31)	(5.10)
2012	28,994	13.00	13.15	378,616	2.48	0.25	0.45	5.86	6.05
2011	40,952	12.28	12.40	504,396	2.49	0.25	0.45	0.08	0.32
PIMCO VIT Total Return Advisor Class (b)
2015	281,521	9.42	9.84	2,684,227	5.86	0.25	1.45	(4.07)	(2.86)
2014	154,449	9.82	10.13	1,544,256	2.79	0.25	1.45	(0.41)	0.80
2013	80,291	9.86	10.05	801,512	2.67	0.25	1.45	(5.40)	(1.40)
2012	90,260	10.56	10.60	954,352	2.19	0.25	0.45	5.71	6.00
2011	30,926	9.99	10.00	308,955	2.06	0.25	0.45	(0.10)	(0.10)
Pioneer Bond VCT (b)
2015	41,440	9.62	9.68	398,406	2.96	0.25	1.45	(4.28)	(3.10)
2014	16,159	9.95	10.05	161,207	3.35	0.25	1.45	1.11	2.46
2013	1,883	9.73	9.94	18,573	1.76	0.25	1.45	(2.60)	(0.60)
2012	-	9.99	9.99	-	-	0.25	0.45	(0.10)	(0.10)

(b) Prior year new subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Pioneer Emerging Markets VCT (b)
2015	14,472	6.58	7.30	95,115	4.91	0.25	1.45	(19.25)	(18.17)
2014	13,545	8.06	9.04	109,172	-	0.25	1.45	(16.61)	(15.64)
2013	-	9.57	10.84	-	-	0.25	1.45	(5.53)	8.40
2012	-	10.13	10.13	-	-	0.25	0.45	1.30	1.30
Pioneer Equity Income VCT (b)
2015	3,710	10.96	13.38	49,373	1.87	0.25	1.45	(4.11)	(2.97)
2014	3,604	11.43	13.79	49,536	2.68	0.25	1.45	7.83	9.18
2013	3,501	10.60	12.63	44,171	3.91	0.25	1.45	6.00	24.68
2012	-	10.13	10.13	-	-	0.25	0.45	1.30	1.30
Pioneer High Yield VCT (b)
2015	2,041	8.95	9.73	18,755	5.15	0.25	1.45	(8.39)	(7.33)
2014	31,939	9.77	10.50	313,157	24.92	0.25	1.45	(4.68)	(3.49)
2013	15,085	10.25	10.88	163,730	2.35	0.25	1.45	2.50	8.26
2012	-	10.05	10.05	-	-	0.25	0.45	0.50	0.50
Pioneer Real Estate Shares VCT (b)
2015	6,568	11.32	12.71	74,342	0.41	0.25	1.45	-	1.19
2014	-	11.32	12.56	-	-	0.25	1.45	24.81	26.36
2013	-	9.07	9.94	-	-	0.25	1.45	(9.30)	(1.68)
2012	-	10.11	10.11	-	-	0.25	0.45	1.10	1.10
Pioneer Strategic Income VCT (b)
2015	15,508	9.26	9.35	143,934	4.12	0.25	1.45	(5.80)	(4.69)
2014	3,516	9.77	9.83	34,360	3.50	0.25	1.45	(0.91)	0.41
2013	3,312	9.75	9.92	32,300	3.42	0.25	1.45	(2.50)	(0.80)
2012	-	10.00	10.00	-	-	0.25	0.45	-	-

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Power Income VIT (b)
2015	29,433	8.80	9.15	264,900	1.00	0.25	1.45	(6.68)	(5.67)
2014	194,320	9.43	9.70	1,841,330	3.35	0.25	1.45	(5.42)	(4.24)
2013	195,226	9.97	10.13	1,968,988	0.37	0.25	1.45	(0.30)	1.30
2012	-	10.00	10.00	-	-	0.25	0.45	-	-
Probabilities Fund (b)
2015	937,136	8.98	9.46	8,531,843	-	0.25	1.45	(9.75)	(8.60)
2014	1,147,959	9.95	10.35	11,566,075	-	0.25	1.45	0.20	1.37
2013	1,289,893	9.93	10.21	13,000,446	-	0.25	1.45	(0.70)	2.10
Putnam VT Absolute Return 500 (b)
2015	163,819	9.36	9.79	1,569,486	0.03	0.25	1.45	(4.88)	(3.74)
2014	24,282	9.84	10.17	239,055	-	0.25	1.45	(0.71)	0.49
2013	47,825	9.91	10.12	478,688	-	0.25	1.45	(0.90)	0.80
2012	-	10.04	10.04	-	-	0.25	0.45	0.40	0.40
Putnam VT Capital Opportunities (b)
2015	-	9.89	12.23	-	-	0.25	1.45	(11.70)	(10.60)
2014	-	11.20	13.68	-	-	0.25	1.45	2.47	3.64
2013	-	10.93	13.20	-	-	0.25	1.45	9.30	29.79
2012	-	10.17	10.17	-	-	0.25	0.45	1.70	1.70
Putnam VT Diversified Income (b)
2015	16,959	9.14	9.58	159,929	7.24	0.25	1.45	(6.64)	(5.52)
2014	14,865	9.79	10.14	148,684	4.85	0.25	1.45	(4.02)	(2.87)
2013	4,976	10.20	10.44	51,817	-	0.25	1.45	2.00	4.40
2012	-	10.00	10.00	-	-	0.25	0.45	-	-
Putnam VT Equity Income (b)
2015	60,224	10.70	13.35	745,296	1.39	0.25	1.45	(7.28)	(6.12)
2014	50,920	11.54	14.22	660,264	1.27	0.25	1.45	7.75	9.05
2013	4,618	10.71	13.04	51,049	0.60	0.25	1.45	7.10	28.22
2012	-	10.17	10.17	-	-	0.25	0.45	1.70	1.70

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Putnam VT Global Asset Allocation (b)
2015	10,288	10.63	12.03	109,332	0.90	0.25	1.45	(4.23)	(3.06)
2014	909	11.10	12.41	10,085	-	0.25	1.45	4.72	5.98
2013	-	10.60	11.71	-	-	0.25	1.45	6.00	15.60
2012	-	10.13	10.13	-	-	0.25	0.45	1.30	1.30
Putnam VT Growth Opportunities (b)
2015	5,080	11.98	14.51	73,283	0.21	0.25	1.45	(3.39)	(2.22)
2014	11,222	12.40	14.84	165,814	0.02	0.25	1.45	8.96	10.25
2013	-	11.38	13.46	-	-	0.25	1.45	13.80	31.83
2012	-	10.21	10.21	-	-	0.25	0.45	2.10	2.10
Putnam VT High Yield (b)
2015	15,456	9.00	9.40	144,369	36.33	0.25	1.45	(9.46)	(8.38)
2014	12,546	9.94	10.26	128,134	11.46	0.25	1.45	(2.83)	(1.72)
2013	828,702	10.23	10.44	8,631,767	-	0.25	1.45	2.30	4.40
2012	-	10.00	10.00	-	-	0.25	0.45	-	-
Putnam VT Income (b)
2015	19,327	9.63	9.68	186,431	6.00	0.25	1.45	(5.77)	(4.63)
2014	182,881	10.11	10.23	1,856,953	0.72	0.25	1.45	1.79	3.05
2013	11,538	9.83	10.05	113,431	-	0.25	1.45	(1.60)	0.50
2012	-	9.99	9.99	-	-	0.25	0.45	(0.10)	(0.10)
Putnam VT Investors (b)
2015	8,513	11.23	13.90	114,137	1.18	0.25	1.45	(6.42)	(5.31)
2014	11,488	12.00	14.68	158,644	-	0.25	1.45	8.89	10.29
2013	-	11.02	13.31	-	-	0.25	1.45	10.20	30.75
2012	-	10.18	10.18	-	-	0.25	0.45	1.80	1.80

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Putnam VT Voyager (b)
2015	-	11.13	13.72	-	-	0.25	1.45	(10.17)	(9.08)
2014	-	12.39	15.09	-	-	0.25	1.45	4.91	6.19
2013	-	11.81	14.21	-	-	0.25	1.45	18.10	39.18
2012	-	10.21	10.21	-	-	0.25	0.45	2.10	2.10
Rydex VIF Banking
2015	18,932	4.25	9.67	90,753	0.25	0.25	1.45	(8.95)	(7.89)
2014	37,033	4.62	10.62	170,896	1.56	0.25	1.45	(1.12)	0.00
2013	37,405	4.62	10.74	172,789	1.56	0.25	1.45	7.40	25.07
2012	19,531	3.70	3.75	72,336	0.50	0.25	0.45	19.74	20.19
2011	1,296	3.09	3.12	4,002	0.16	0.25	0.45	(24.82)	(24.64)
Rydex VIF Basic Materials
2015	7,029	7.91	8.07	55,678	-	0.25	1.45	(20.96)	(19.96)
2014	20,296	9.91	10.21	201,252	4.42	0.25	1.45	(6.07)	(4.91)
2013	25,574	10.44	10.87	271,499	0.42	0.25	1.45	(2.25)	8.70
2012	10,446	10.68	10.80	111,678	-	0.25	0.45	7.01	7.14
2011	5,975	9.98	10.08	59,821	-	0.25	0.45	(19.26)	(19.10)
Rydex VIF Biotechnology
2015	20,085	14.24	28.58	352,721	-	0.25	1.45	3.71	5.03
2014	8,514	13.73	27.21	160,505	-	0.25	1.45	26.89	28.47
2013	6,595	10.82	21.18	137,952	-	0.25	1.45	8.20	49.26
2012	1,641	14.02	14.19	23,077	-	0.25	0.45	31.40	31.63
2011	1,789	10.67	10.78	19,139	-	0.25	0.45	6.81	7.05
Rydex VIF Commodities Strategy
2015	16,746	2.50	3.83	43,027	-	0.25	1.45	(36.69)	(35.77)
2014	7,952	3.91	6.05	33,094	-	0.25	1.45	(36.91)	(36.17)
2013	3,879	6.13	9.59	23,767	-	0.25	1.45	(6.55)	(4.10)
2012	1,797	6.56	6.64	11,796	-	0.25	0.45	(4.79)	(4.60)
2011	1,587	6.89	6.96	10,918	41.45	0.25	0.45	(9.70)	(9.61)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VIF Consumer Products
2015	17,505	11.27	16.74	275,675	0.56	0.25	1.45	1.53	2.83
2014	58,057	11.10	16.28	777,206	2.39	0.25	1.45	7.77	9.04
2013	15,633	10.30	14.93	230,422	1.66	0.25	1.45	3.00	24.11
2012	8,643	11.89	12.03	102,873	1.26	0.25	0.45	5.41	5.53
2011	13,302	11.28	11.40	150,253	1.10	0.25	0.45	9.83	10.14
Rydex VIF Dow 2x Strategy
2015	7,632	11.58	12.10	90,445	-	0.25	1.45	(8.39)	(7.28)
2014	14,472	12.64	13.05	185,013	-	0.25	1.45	11.76	13.08
2013	6,782	11.31	11.54	73,844	-	0.25	1.45	13.10	57.44
2012	384,052	7.24	7.33	2,778,546	-	0.25	0.45	13.13	13.47
2011	30,392	6.40	6.46	194,232	-	0.25	0.45	5.44	5.56
Rydex VIF Electronics
2015	3,095	9.32	12.47	32,512	-	0.25	1.45	(2.35)	(1.15)
2014	5,762	9.45	12.77	54,722	-	0.25	1.45	18.35	19.85
2013	4,821	7.90	10.79	38,201	0.24	0.25	1.45	7.90	30.67
2012	6,326	6.05	6.13	38,339	-	0.25	0.45	(2.42)	(2.08)
2011	9,510	6.20	6.26	58,991	-	0.25	0.45	(19.38)	(19.23)
Rydex VIF Energy
2015	16,812	5.55	6.30	99,253	0.64	0.25	1.45	(33.29)	(32.40)
2014	14,652	8.32	9.32	130,506	0.12	0.25	1.45	(22.17)	(21.28)
2013	11,974	10.69	11.84	139,881	0.27	0.25	1.45	6.90	19.60
2012	5,559	9.79	9.90	54,442	-	0.25	0.45	(1.01)	(0.90)
2011	1,228	9.89	9.99	12,182	-	0.25	0.45	(9.02)	(8.85)
Rydex VIF Energy Services
2015	6,276	4.57	5.16	30,169	0.44	0.25	1.45	(34.62)	(33.93)
2014	7,771	6.99	7.81	56,498	-	0.25	1.45	(32.46)	(31.55)
2013	1,907	10.35	11.41	21,478	-	0.25	1.45	3.50	19.85
2012	1,849	9.40	9.52	17,394	-	0.25	0.45	(3.09)	(2.76)
2011	3,223	9.70	9.79	31,162	-	0.25	0.45	(12.30)	(12.20)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VIF Europe 1.25x Strategy
2015	1,048	4.70	8.55	4,934	0.27	0.25	1.45	(11.31)	(10.15)
2014	315	5.24	9.64	1,651	0.20	0.25	1.45	(16.25)	(15.29)
2013	6,529	6.20	11.51	58,827	0.12	0.25	1.45	15.10	19.85
2012	7,688	5.18	5.24	39,835	0.67	0.25	0.45	17.46	17.75
2011	3,019	4.41	4.45	13,315	-	0.25	0.45	(17.90)	(17.88)
Rydex VIF Financial Services
2015	43,987	6.01	10.27	272,865	1.87	0.25	1.45	(8.22)	(7.13)
2014	36,736	6.48	11.19	242,497	1.85	0.25	1.45	7.70	9.11
2013	13,643	5.96	10.39	81,721	0.76	0.25	1.45	3.90	23.52
2012	5,032	4.84	4.89	24,375	0.28	0.25	0.45	18.63	18.69
2011	75	4.08	4.12	306	-	0.25	0.45	(17.74)	(17.60)
Rydex VIF Government Long Bond 1.2x Strategy
2015	36,720	10.79	13.77	428,879	1.36	0.25	1.45	(9.25)	(8.14)
2014	6,382	11.89	14.99	92,687	2.17	0.25	1.45	28.82	30.35
2013	11,229	9.23	11.50	105,785	1.02	0.25	1.45	(21.03)	(7.70)
2012	12,113	14.36	14.53	173,913	1.19	0.25	0.45	(0.42)	(0.27)
2011	14,478	14.42	14.57	208,510	2.25	0.25	0.45	36.68	37.06
Rydex VIF Health Care
2015	47,065	13.10	17.46	716,594	-	0.25	1.45	(0.08)	1.22
2014	110,405	13.11	17.25	1,733,618	-	0.25	1.45	19.29	20.63
2013	10,993	10.99	14.30	155,102	0.16	0.25	1.45	9.90	37.24
2012	14,159	10.29	10.42	145,997	-	0.25	0.45	13.20	13.38
2011	3,902	9.09	9.19	35,666	-	0.25	0.45	1.11	1.43
Rydex VIF High Yield Strategy (a)
2015	185,563	9.86	9.87	1,828,612	-	0.25	1.45	(1.40)	(1.30)

(a) New subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VIF Internet
2015	10,415	12.19	15.37	141,153	-	0.25	1.45	3.57	4.91
2014	3,232	11.77	14.65	43,903	-	0.25	1.45	(2.49)	(1.28)
2013	1,422	12.07	14.84	20,923	-	0.25	1.45	20.70	46.35
2012	-	10.02	10.14	-	-	0.25	0.45	15.30	15.49
2011	4,981	8.69	8.78	43,744	-	0.25	0.45	(14.89)	(14.76)
Rydex VIF Inverse Dow 2x Strategy
2015	-	0.95	5.36	(198)	-	0.25	1.45	(11.99)	(11.01)
2014	4,463	1.07	6.09	27,177	-	0.25	1.45	(25.18)	(24.31)
2013	-	1.42	8.14	-	-	0.25	1.45	(45.86)	(18.60)
2012	36,137	2.62	2.66	95,714	-	0.25	0.45	(25.14)	(24.86)
2011	3,852	3.50	3.54	13,493	-	0.25	0.45	(29.58)	(29.34)
Rydex VIF Inverse Government Long Bond Strategy
2015	46,471	2.81	6.92	130,180	-	0.25	1.45	(5.46)	(4.35)
2014	36,605	2.94	7.32	107,805	-	0.25	1.45	(28.24)	(27.43)
2013	13,709	4.06	10.20	55,700	-	0.25	1.45	2.00	11.65
2012	3,891	3.65	3.69	14,169	-	0.25	0.45	(9.20)	(9.11)
2011	-	4.02	4.06	-	-	0.25	0.45	(32.89)	(32.78)
Rydex VIF Inverse Mid-Cap Strategy
2015	11,992	2.28	7.01	27,280	-	0.25	1.45	(5.40)	(4.13)
2014	-	2.38	7.41	-	-	0.25	1.45	(15.41)	(14.49)
2013	-	2.79	8.76	-	-	0.25	1.45	(30.08)	(12.40)
2012	-	3.99	4.04	-	-	0.25	0.45	(21.15)	(20.94)
2011	-	5.06	5.11	-	-	0.25	0.45	(10.44)	(10.35)
Rydex VIF Inverse NASDAQ-100 Strategy
2015	19,335	1.75	5.33	35,717	-	0.25	1.45	(16.72)	(15.64)
2014	2,138	2.08	6.40	4,451	-	0.25	1.45	(22.24)	(21.21)
2013	-	2.64	8.23	2	-	0.25	1.45	(31.61)	(17.70)
2012	1,440	3.86	3.91	5,557	-	0.25	0.45	(21.38)	(21.17)
2011	-	4.91	4.96	-	-	0.25	0.45	(13.10)	(12.98)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VIF Inverse Russell 2000 Strategy
2015	-	2.25	7.15	-	-	0.25	1.45	(4.28)	(2.97)
2014	-	2.32	7.47	-	-	0.25	1.45	(12.84)	(11.61)
2013	11,307	2.64	8.57	96,835	-	0.25	1.45	(33.25)	(14.30)
2012	-	3.95	4.00	-	-	0.25	0.45	(20.84)	(20.63)
2011	-	4.99	5.04	-	-	0.25	0.45	(10.89)	(10.64)
Rydex VIF Inverse S&P 500 Strategy
2015	332,237	2.83	6.52	2,128,017	-	0.25	1.45	(8.56)	(7.40)
2014	2,861	3.06	7.13	20,394	-	0.25	1.45	(18.23)	(17.29)
2013	-	3.70	8.72	-	-	0.25	1.45	(29.12)	(12.80)
2012	2,555	5.22	5.28	13,318	-	0.25	0.45	(19.82)	(19.63)
2011	7,170	6.51	6.57	46,666	-	0.25	0.45	(12.15)	(12.05)
Rydex VIF Japan 2x Strategy
2015	103	7.97	9.05	822	-	0.25	1.45	7.10	8.42
2014	3,363	7.37	8.45	24,786	-	0.25	1.45	(19.14)	(18.16)
2013	7,616	9.01	10.45	68,657	-	0.25	1.45	4.50	51.07
2012	-	5.98	6.05	-	-	0.25	0.45	16.12	16.35
2011	-	5.15	5.20	-	-	0.25	0.45	(31.33)	(31.22)
Rydex VIF Leisure
2015	9,694	11.04	12.27	116,487	0.39	0.25	1.45	(4.08)	(2.93)
2014	4,484	11.51	12.64	55,530	0.15	0.25	1.45	2.86	4.03
2013	7,945	11.19	12.15	95,241	0.96	0.25	1.45	11.90	37.91
2012	342	8.71	8.81	2,975	-	0.25	0.45	17.23	17.47
2011	-	7.43	7.50	-	-	0.25	0.45	(1.07)	(0.92)
Rydex VIF Mid-Cap 1.5x Strategy
2015	48,070	10.84	13.00	570,193	-	0.25	1.45	(9.59)	(8.52)
2014	105,212	11.99	14.21	1,452,022	-	0.25	1.45	7.05	8.39
2013	6,168	11.20	13.11	79,717	-	0.25	1.45	12.00	45.34
2012	17,054	8.91	9.02	151,870	-	0.25	0.45	20.08	20.43
2011	14,224	7.42	7.49	105,511	-	0.25	0.45	(10.71)	(10.51)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VIF NASDAQ-100
2015	163,354	13.25	17.92	2,336,160	-	0.25	1.45	3.52	4.73
2014	102,631	12.80	17.11	1,447,984	-	0.25	1.45	12.38	13.69
2013	21,133	11.39	15.05	301,731	-	0.25	1.45	13.90	30.42
2012	13,737	11.41	11.54	156,864	-	0.25	0.45	12.86	13.03
2011	12,893	10.11	10.21	130,730	-	0.25	0.45	(1.37)	(1.16)
Rydex VIF NASDAQ-100 2x Strategy
2015	60,438	18.97	26.81	1,392,387	-	0.25	1.45	9.59	10.92
2014	17,922	17.31	24.17	396,672	-	0.25	1.45	30.64	32.29
2013	10,660	13.25	18.27	193,659	-	0.25	1.45	32.50	74.50
2012	135	10.35	10.47	1,405	-	0.25	0.45	29.54	29.74
2011	218	7.99	8.07	1,742	-	0.25	0.45	(3.97)	(3.81)
Rydex VIF Nova
2015	24,210	11.51	12.20	284,652	-	0.25	1.45	(5.06)	(3.94)
2014	14,671	12.00	12.85	180,649	0.10	0.25	1.45	13.42	14.78
2013	5,342	10.47	11.33	56,010	-	0.25	1.45	13.30	44.29
2012	2,928	7.27	7.36	21,336	-	0.25	0.45	18.02	18.33
2011	4,626	6.16	6.22	28,473	0.04	0.25	0.45	(4.50)	(4.31)
Rydex VIF Precious Metals
2015	28,951	2.64	4.92	119,090	12.86	0.25	1.45	(33.42)	(32.75)
2014	24,417	3.93	7.39	99,235	0.14	0.25	1.45	(20.96)	(19.84)
2013	20,250	4.92	9.35	99,910	0.39	0.25	1.45	(47.99)	(6.50)
2012	68,801	9.46	9.57	651,479	-	0.25	0.45	(7.35)	(7.18)
2011	18,620	10.21	10.31	190,757	0.06	0.25	0.45	(26.65)	(26.51)
Rydex VIF Real Estate
2015	176,546	7.86	10.03	1,423,006	2.07	0.25	1.45	(6.78)	(5.66)
2014	291,246	8.35	10.76	2,538,047	1.69	0.25	1.45	15.70	17.13
2013	211,411	7.14	9.30	1,509,471	0.08	0.25	1.45	(7.00)	0.56
2012	164,008	7.11	7.20	1,166,225	0.29	0.25	0.45	14.31	14.65
2011	21,587	6.22	6.28	134,438	2.89	0.25	0.45	(1.27)	(1.10)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VIF Retailing
2015	4,634	10.45	13.61	56,693	-	0.25	1.45	(5.69)	(4.49)
2014	31,952	11.08	14.25	356,855	-	0.25	1.45	3.94	5.24
2013	6,995	10.66	13.54	75,882	-	0.25	1.45	6.60	31.46
2012	-	10.18	10.30	-	-	0.25	0.45	12.86	13.06
2011	382	9.02	9.11	3,451	-	0.25	0.45	1.69	1.90
Rydex VIF Russell 2000 1.5x Strategy
2015	1,598	9.71	9.94	15,627	-	0.25	1.45	(13.04)	(11.93)
2014	4,442	11.06	11.43	49,221	-	0.25	1.45	(0.26)	0.90
2013	9,323	10.97	11.46	103,209	-	0.25	1.45	14.60	53.52
2012	11,354	7.16	7.25	81,389	-	0.25	0.45	17.96	18.27
2011	17,418	6.07	6.13	105,785	-	0.25	0.45	(15.22)	(14.98)
Rydex VIF Russell 2000 2x Strategy
2015	6,344	7.58	10.12	50,946	-	0.25	1.45	(16.98)	(16.00)
2014	6,467	9.04	12.19	58,457	-	0.25	1.45	0.58	1.88
2013	821	8.89	12.12	7,304	-	0.25	1.45	21.20	79.68
2012	955	4.96	5.02	4,740	-	0.25	0.45	24.94	25.19
2011	365	3.97	4.01	1,447	-	0.25	0.45	(22.16)	(21.98)
Rydex VIF S&P 500 2x Strategy
2015	67,887	10.98	13.29	780,239	-	0.25	1.45	(5.94)	(4.77)
2014	285,193	11.55	14.13	3,397,032	-	0.25	1.45	19.24	20.66
2013	1,558	9.59	11.85	14,921	-	0.25	1.45	18.50	63.26
2012	-	5.88	5.96	-	-	0.25	0.45	24.84	25.21
2011	403	4.71	4.76	1,897	-	0.25	0.45	(7.10)	(6.85)
Rydex VIF S&P 500 Pure Growth
2015	146,068	11.64	15.40	1,816,464	-	0.25	1.45	(3.32)	(2.16)
2014	121,196	12.04	15.74	1,626,936	-	0.25	1.45	7.50	8.85
2013	32,227	11.20	14.46	458,426	-	0.25	1.45	12.00	36.80
2012	16,270	10.45	10.57	169,955	-	0.25	0.45	9.54	9.65
2011	13,325	9.54	9.64	127,216	-	0.25	0.45	(4.50)	(4.27)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VIF S&P 500 Pure Value
2015	9,474	10.45	11.44	103,112	0.70	0.25	1.45	(13.35)	(12.27)
2014	20,099	12.06	13.04	249,340	1.94	0.25	1.45	6.16	7.41
2013	8,722	11.36	12.14	104,527	-	0.25	1.45	13.60	40.67
2012	13,655	8.53	8.63	116,571	4.92	0.25	0.45	18.14	18.22
2011	8,256	7.22	7.30	59,765	0.06	0.25	0.45	(6.48)	(6.17)
Rydex VIF S&P MidCap 400 Pure Growth
2015	34,203	10.23	16.11	460,190	-	0.25	1.45	(3.13)	(1.95)
2014	14,249	10.56	16.43	218,486	-	0.25	1.45	(5.80)	(4.70)
2013	7,411	11.21	17.24	105,185	-	0.25	1.45	12.10	29.82
2012	3,938	13.12	13.28	51,633	-	0.25	0.45	12.04	12.35
2011	3,360	11.71	11.82	39,377	-	0.25	0.45	(4.02)	(3.82)
Rydex VIF S&P MidCap 400 Pure Value
2015	13,132	9.34	10.23	131,931	0.18	0.25	1.45	(15.70)	(14.68)
2014	9,965	11.08	11.99	116,761	0.16	0.25	1.45	2.03	3.36
2013	2,043	10.86	11.60	23,374	0.05	0.25	1.45	8.60	31.37
2012	4,921	8.72	8.83	43,150	-	0.25	0.45	12.95	13.35
2011	4,576	7.72	7.79	35,321	-	0.25	0.45	(10.23)	(10.15)
Rydex VIF S&P SmallCap 600 Pure Growth
2015	35,396	10.35	13.24	407,302	-	0.25	1.45	(4.78)	(3.57)
2014	7,863	10.87	13.73	100,604	-	0.25	1.45	(4.31)	(3.17)
2013	14,394	11.36	14.18	201,304	-	0.25	1.45	13.60	36.74
2012	1,695	10.24	10.37	17,380	-	0.25	0.45	6.89	7.13
2011	6,366	9.58	9.68	61,100	-	0.25	0.45	-	0.21
Rydex VIF S&P SmallCap 600 Pure Value
2015	6,463	8.90	9.26	58,660	-	0.25	1.45	(17.29)	(16.35)
2014	4,602	10.76	11.07	49,947	-	0.25	1.45	(3.15)	(1.95)
2013	7,814	11.11	11.29	87,580	1.53	0.25	1.45	11.10	38.36
2012	14,516	8.07	8.16	117,405	-	0.25	0.45	16.28	16.57
2011	10,912	6.94	7.00	75,682	-	0.25	0.45	(12.48)	(12.39)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VIF Strengthening Dollar 2x Strategy
2015	1,176	6.49	11.39	7,636	-	0.25	1.45	8.37	9.80
2014	-	5.93	10.51	-	-	0.25	1.45	17.56	18.97
2013	9,475	4.99	8.94	47,770	-	0.25	1.45	(10.60)	(6.12)
2012	6,347	5.32	5.39	33,783	-	0.25	0.45	(9.52)	(9.26)
2011	16,125	5.88	5.94	94,816	-	0.25	0.45	(7.55)	(7.33)
Rydex VIF Technology
2015	41,254	11.49	11.70	474,558	-	0.25	1.45	(3.31)	(2.17)
2014	42,283	11.77	12.08	506,525	-	0.25	1.45	5.50	6.79
2013	10,719	11.04	11.45	120,932	-	0.25	1.45	14.50	30.99
2012	963	8.44	8.55	8,179	-	0.25	0.45	8.07	8.50
2011	9,431	7.81	7.88	73,649	-	0.25	0.45	(12.25)	(12.15)
Rydex VIF Telecommunications
2015	6,870	6.40	9.30	52,890	0.97	0.25	1.45	(10.83)	(9.71)
2014	18,785	7.10	10.43	143,541	2.80	0.25	1.45	(1.88)	(0.69)
2013	9,095	7.16	10.63	87,949	-	0.25	1.45	6.30	13.62
2012	18,638	6.31	6.39	117,687	0.13	0.25	0.45	1.28	1.59
2011	7,970	6.23	6.29	49,677	2.43	0.25	0.45	(17.26)	(17.13)
Rydex VIF Transportation
2015	7,529	11.00	11.68	85,877	-	0.25	1.45	(17.85)	(16.87)
2014	11,198	13.39	14.05	154,677	-	0.25	1.45	17.46	18.87
2013	3,297	11.40	11.82	38,516	-	0.25	1.45	14.00	45.93
2012	13,012	8.01	8.10	104,178	-	0.25	0.45	13.62	13.76
2011	7,431	7.05	7.12	52,382	-	0.25	0.45	(14.13)	(13.91)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VIF U.S. Government Money Market (d)
2015	3,825,131	7.69	8.95	31,672,345	-	0.25	1.45	(4.38)	(3.21)
2014	3,467,238	7.96	9.36	28,556,051	-	0.25	1.45	(4.29)	(3.23)
2013	906,959	8.24	9.78	7,664,853	-	0.25	1.45	(3.40)	(2.20)
2012	1,233,594	8.53	8.64	10,524,782	-	0.25	0.45	(3.40)	(3.14)
2011	216,262	8.83	8.92	1,914,302	-	0.25	0.45	(3.39)	(3.25)
Rydex VIF Utilities
2015	5,262	10.05	11.16	57,074	1.93	0.25	1.45	(11.45)	(10.36)
2014	138,913	11.35	12.45	1,700,942	0.69	0.25	1.45	17.62	19.02
2013	5,828	9.65	10.46	60,105	4.10	0.25	1.45	(3.50)	9.99
2012	3,468	9.40	9.51	32,652	4.74	0.25	0.45	(2.29)	(2.16)
2011	2,443	9.62	9.72	23,514	3.38	0.25	0.45	12.38	12.63
Rydex VIF Weakening Dollar 2x Strategy
2015	5,258	4.84	6.21	25,418	-	0.25	1.45	(20.38)	(19.44)
2014	5,544	6.02	7.80	33,372	-	0.25	1.45	(25.36)	(24.44)
2013	4,767	7.98	10.45	38,036	-	0.25	1.45	(6.12)	4.50
2012	4,487	8.50	8.60	38,233	-	0.25	0.45	(2.63)	(2.49)
2011	737	8.73	8.82	6,504	-	0.25	0.45	(7.03)	(6.77)
SEI VP Balanced Strategy (b)
2015	28,363	9.11	9.30	259,110	2.25	0.25	1.45	(7.61)	(6.44)
2014	4,328	9.86	9.94	42,967	4.10	0.25	1.45	(1.40)	(0.60)
SEI VP Conservative Strategy (b)
2015	4,766	9.35	9.54	44,826	1.97	0.25	1.45	(4.79)	(3.64)
2014	1,646	9.82	9.90	16,274	2.53	0.25	1.45	(1.80)	(1.00)
SEI VP Defensive Strategy (b)
2015	17,703	9.27	9.46	164,148	0.98	0.25	1.45	(4.83)	(3.67)
2014	9,762	9.74	9.82	95,111	1.47	0.25	1.45	(2.60)	(1.80)

(b) Prior year new subaccount. See Note 1.
(d) Liquidation. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
SEI VP Market Growth Strategy (b)
2015	-	9.10	9.29	-	5.65	0.25	1.45	(7.89)	(6.73)
2014	18	9.88	9.96	177	4.52	0.25	1.45	(1.20)	(0.40)
SEI VP Market Plus Strategy (b)
2015	6,948	9.16	9.34	64,718	1.23	0.25	1.45	(8.03)	(6.97)
2014	3,128	9.96	10.04	31,363	5.06	0.25	1.45	(0.40)	0.40
T. Rowe Price Blue Chip Growth (b)
2015	153,206	12.83	16.37	2,368,088	-	0.25	1.45	5.95	7.20
2014	85,506	12.11	15.27	1,222,080	-	0.25	1.45	4.13	5.38
2013	41,940	11.63	14.49	594,429	-	0.25	1.45	16.30	36.31
2012	5,882	10.59	10.63	62,357	-	0.25	0.45	13.87	14.18
2011	1,398	9.30	9.31	12,990	-	0.25	0.45	(7.00)	(6.90)
T. Rowe Price Equity Income (b)
2015	70,585	9.69	12.00	805,694	1.69	0.25	1.45	(11.10)	(10.11)
2014	60,478	10.90	13.35	787,491	1.75	0.25	1.45	2.44	3.73
2013	42,707	10.64	12.87	546,651	1.17	0.25	1.45	6.40	25.19
2012	6,334	10.24	10.28	64,867	2.82	0.25	0.45	12.90	13.22
2011	1,683	9.07	9.08	15,263	1.43	0.25	0.45	(9.30)	(9.20)
T. Rowe Price Health Sciences (b)
2015	114,559	15.35	24.29	1,937,464	-	0.25	1.45	7.57	8.87
2014	41,416	14.27	22.31	808,636	-	0.25	1.45	25.51	27.05
2013	13,908	11.37	17.56	229,774	-	0.25	1.45	13.70	45.73
2012	10,391	12.01	12.05	124,719	-	0.25	0.45	26.55	26.84
2011	6,916	9.49	9.50	65,597	-	0.25	0.45	(5.10)	(5.00)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
T. Rowe Price Limited-Term Bond (b)
2015	36,751	8.79	9.02	324,277	0.84	0.25	1.45	(4.35)	(3.17)
2014	27,705	9.09	9.43	253,279	0.97	0.25	1.45	(3.97)	(2.86)
2013	23,565	9.37	9.82	220,823	1.39	0.25	1.45	(3.50)	(1.80)
2012	17,803	9.71	9.75	172,872	2.73	0.25	0.45	(1.12)	(0.81)
2011	1,013	9.82	9.83	9,947	1.77	0.25	0.45	(1.80)	(1.70)
Templeton Developing Markets VIP Fund
2015	24,621	6.89	11.58	270,485	2.24	0.25	1.45	(23.19)	(22.18)
2014	27,701	8.97	14.88	393,989	1.65	0.25	1.45	(12.40)	(11.32)
2013	17,004	10.24	16.78	275,966	2.24	0.25	1.45	(4.27)	2.40
2012	20,113	17.35	17.49	349,608	1.12	0.25	0.45	9.33	9.52
2011	9,937	15.87	15.97	158,527	0.91	0.25	0.45	(18.70)	(18.52)
Templeton Foreign VIP Fund
2015	2,082	8.55	13.77	28,247	6.63	0.25	1.45	(10.56)	(9.53)
2014	1,611	9.56	15.22	18,077	13.84	0.25	1.45	(15.02)	(13.96)
2013	342	11.25	17.69	5,988	21.91	0.25	1.45	12.50	19.04
2012	-	14.74	14.86	-	-	0.25	0.45	14.26	14.40
2011	-	12.90	12.99	-	3.37	0.25	0.45	(13.65)	(13.46)
Templeton Global Bond VIP Fund (b)
2015	127,376	8.94	9.40	1,183,392	8.60	0.25	1.45	(8.50)	(7.39)
2014	91,052	9.77	10.15	914,690	4.19	0.25	1.45	(2.59)	(1.36)
2013	65,506	10.03	10.29	670,035	6.05	0.25	1.45	(1.82)	0.30
2012	80,839	10.43	10.46	842,994	5.71	0.25	0.45	11.19	11.40
2011	1,274	9.38	9.39	11,958	-	0.25	0.45	(6.20)	(6.10)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Templeton Growth VIP Fund (b)
2015	6,999	9.33	10.71	73,813	2.02	0.25	1.45	(10.55)	(9.47)
2014	12,173	10.43	11.83	142,503	1.26	0.25	1.45	(7.04)	(5.89)
2013	7,843	11.22	12.57	98,081	-	0.25	1.45	12.20	26.59
2012	-	9.89	9.93	-	-	0.25	0.45	16.90	17.24
2011	-	8.46	8.47	-	-	0.25	0.45	(15.40)	(15.30)
Third Avenue Value (b)
2015	1,820	9.02	9.31	16,425	4.04	0.25	1.45	(12.93)	(11.84)
2014	7,096	10.36	10.56	74,128	3.63	0.25	1.45	(0.10)	1.05
2013	6,766	10.37	10.45	70,287	6.94	0.25	1.45	3.70	15.21
2012	615	9.04	9.07	5,557	6.44	0.25	0.45	22.99	23.23
2011	-	7.35	7.36	-	-	0.25	0.45	(26.50)	(26.40)
Transparent Value Directional Allocation VI (b)
2015	20,379	8.93	9.10	182,314	-	0.25	1.45	(6.98)	(5.89)
2014	7,951	9.60	9.67	76,694	-	0.25	1.45	(4.00)	(3.30)
Van Eck VIP Global Gold (b)
2015	19,085	5.09	5.71	104,977	-	0.25	1.45	(27.45)	(26.65)
2014	16,533	6.95	7.87	130,115	0.39	0.25	1.45	(10.16)	(9.00)
2013	4,718	7.66	8.76	41,344	-	0.25	1.45	(23.40)	(12.40)
Van Eck VIP Global Hard Assets (b)
2015	10,504	3.95	5.33	46,644	0.03	0.25	1.45	(36.55)	(35.65)
2014	10,066	6.16	8.40	69,587	-	0.25	1.45	(22.87)	(22.01)
2013	15,913	7.90	10.89	125,605	0.77	0.25	1.45	6.47	8.90
2012	42,872	7.42	7.44	317,882	1.04	0.25	0.45	(0.40)	(0.27)
2011	3,260	7.45	7.46	24,272	-	0.25	0.45	(25.50)	(25.40)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Virtus Equity Trend (b)(c)
2015	240,164	9.11	9.83	2,196,987	-	0.25	1.45	(13.32)	(12.15)
2014	372,239	10.51	11.19	3,929,000	0.29	0.25	1.45	(2.23)	(1.06)
2013	120,742	10.75	11.31	1,302,379	0.39	0.25	1.45	7.50	13.10
Virtus International Series (b)
2015	7,389	7.94	8.11	58,654	1.55	0.25	1.45	(14.36)	(13.36)
2014	9,992	9.18	9.47	91,713	4.16	0.25	1.45	(8.15)	(6.97)
2013	4,913	9.89	10.31	48,571	3.29	0.25	1.45	(1.10)	3.10
Virtus Multi-Sector Fixed Income Series (b)
2015	18,543	9.07	9.25	168,573	4.44	0.25	1.45	(5.61)	(4.40)
2014	15,985	9.51	9.80	151,979	5.04	0.25	1.45	(2.49)	(1.34)
2013	2,605	9.66	10.05	25,157	4.91	0.25	1.45	(3.40)	0.50
Virtus Real Estate Securities Series (b)
2015	21,616	11.06	11.15	239,880	1.52	0.25	1.45	(2.11)	(0.89)
2014	14,781	11.19	11.39	166,767	1.65	0.25	1.45	25.86	27.36
2013	-	8.80	9.05	-	-	0.25	1.45	(12.00)	(9.50)
Virtus Small-Cap Growth Series (b)
2015	3,166	10.80	11.02	34,777	-	0.25	1.45	(3.66)	(2.48)
2014	3,436	11.21	11.30	38,786	-	0.25	1.45	12.10	13.00
Virtus Strategic Allocation Series (b)
2015	949	9.91	10.43	9,405	1.75	0.25	1.45	(9.50)	(8.35)
2014	921	10.95	11.38	10,086	2.12	0.25	1.45	2.82	4.02
2013	-	10.65	10.94	-	-	0.25	1.45	6.50	9.40

(b) Prior year new subaccount. See Note 1
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Voya MidCap Opportunities Portfolio (b)
2015	-	10.68	13.16	-	-	0.25	1.45	(4.22)	(3.09)
2014	2	11.15	13.58	32	-	0.25	1.45	3.62	4.95
2013	-	10.76	12.94	-	-	0.25	1.45	7.60	27.24
2012	-	10.17	10.17	-	-	0.25	0.45	1.70	1.70
VY Clarion Global Real Estate Portfolio (b)
2015	12,858	9.86	10.59	131,918	2.28	0.25	1.45	(6.18)	(4.94)
2014	10,497	10.51	11.14	114,649	0.85	0.25	1.45	8.69	9.97
2013	9,347	9.67	10.13	94,494	4.81	0.25	1.45	(3.30)	0.20
2012	-	10.11	10.11	-	-	0.25	0.45	1.10	1.10
VY Clarion Real Estate Portfolio (b)
2015	5,139	11.14	12.46	61,114	0.33	0.25	1.45	(1.68)	(0.56)
2014	13,215	11.33	12.53	162,818	1.03	0.25	1.45	24.10	25.68
2013	5,526	9.13	9.97	55,003	2.03	0.25	1.45	(8.70)	(1.38)
2012	-	10.11	10.11	-	-	0.25	0.45	1.10	1.10
Wells Fargo International Equity VT (b)(c)
2015	4,194	9.26	9.60	39,437	4.77	0.25	1.45	(2.64)	(1.48)
2014	3,278	9.41	9.86	30,873	5.57	0.25	1.45	(9.46)	(8.31)
2013	-	10.30	10.89	-	-	0.25	1.45	8.90	15.64
2012	-	8.92	8.95	-	-	0.25	0.45	9.72	9.82
2011	-	8.13	8.15	-	-	0.25	0.45	(18.70)	(18.50)
Wells Fargo Omega Growth VT (b)(c)
2015	5,414	11.10	13.19	62,615	-	0.25	1.45	(3.06)	(1.93)
2014	20,606	11.45	13.45	257,089	-	0.25	1.45	(0.61)	0.60
2013	7,194	11.52	13.37	89,164	-	0.25	1.45	15.20	35.32
2012	-	9.84	9.88	-	-	0.25	0.45	16.31	16.65
2011	-	8.46	8.47	-	-	0.25	0.45	(15.40)	(15.30)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Wells Fargo Opportunity VT (c)
2015	2,306	10.59	13.12	27,033	0.17	0.25	1.45	(7.27)	(6.15)
2014	2,242	11.42	13.98	28,201	0.07	0.25	1.45	5.64	6.88
2013	1,091	10.81	13.08	14,065	0.16	0.25	1.45	8.10	26.50
2012	1,672	10.22	10.34	17,081	0.04	0.25	0.45	11.57	11.78
2011	1,081	9.16	9.25	9,903	0.17	0.25	0.45	(8.67)	(8.51)
Wells Fargo Small Cap Value VT (b)(c)
2015	-	8.79	9.23	-	-	0.25	1.45	(14.49)	(13.50)
2014	6,845	10.28	10.67	72,712	0.42	0.25	1.45	(0.10)	1.14
2013	7,016	10.29	10.55	73,782	0.77	0.25	1.45	2.90	11.17
2012	8,947	9.46	9.49	84,892	0.74	0.25	0.45	10.13	10.35
2011	12,383	8.59	8.60	106,484	-	0.25	0.45	(14.10)	(14.00)
Western Asset Variable Global High Yield Bond (b)
2015	4,265	8.62	8.91	38,269	13.71	0.25	1.45	(10.21)	(9.08)
2014	480,717	9.60	9.80	4,614,332	0.12	0.25	1.45	(5.79)	(4.67)
2013	2,876	10.19	10.28	29,583	1.30	0.25	1.45	1.90	2.70
2012	-	10.01	10.01	-	-	0.25	0.45	0.10	0.10

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.
(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The disclosed range represents the lowest expense ratio to highest expense ratio, respectively.  Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.
(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.
5. Subsequent Events
The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PART C
OTHER INFORMATION
Item 24.	Financial Statements and Exhibits
a.	Financial Statements
The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015; and (2) the audited financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014, or for such portions of such periods as disclosed in the financial statements.
b.	Exhibits
(1)	Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)
(2)	Not Applicable
(3)	(a)	Marketing Organization Agreement(q)
(b)	SBL Variable Products Broker/Dealer Sales Agreement(q)
(c)	SBL Variable Product Sales Agreement (3‑Way Agreement) (Form 9482C 7‑00)(c)
(d)	Marketing Organization Agreement Commission Schedule(aj)
(e)	Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, SBL Variable Product Sales, and Anti-Money Laundering and Suitability Agreements(g)
(f)	Distribution Agreement(ah)
(g)	Marketing Organization Amendment – Supervisory Fee(m)
(h)	Service Facilities Agreement(t)
(i)	Commission Schedule – EliteDesigns II(ag)
(4)	(a)	Individual Contract (Form V6029 11‑00)(l)
(b)	Individual Contract-Unisex (Form V6029 11‑00U)(l)
(c)	Tax-Sheltered Annuity Endorsement (Form V6101 9‑05)(h)
(d)	Individual Retirement Annuity Endorsement (Form V6849A R9‑03)(e)
(e)	Roth IRA Endorsement (Form V6851A (R9‑03))(e)
(f)	403a Endorsement (Form V6057 10‑98)(b)
(g)	Credit Enhancement Rider (Form V6084 11‑01)(d)
(h)	Dollar for Dollar Living Benefit Rider (Form V6094 R9‑05)(m)
(i)	Return of Premium or Contract Value Death Benefit Rider (Form V6105 10‑06)(l)
(j)	Individual Retirement Annuity Endorsement (Form V6849A R9‑10)(w)
(k)	Roth IRA Endorsement (Form V6851A R9‑10)(w)
(l)	Nursing Home Endorsement (Form 6052 10‑10)(w)
(m)	Terminal Illness Endorsement (Form 6053 10‑10)(w)
(n)	Tax Sheltered Annuity Endorsement (Form V6101 R9‑10)(w)
(5)	(a)	Application (Form V9101 10-06)(l)
(b)	Application (Form V9101 10-06)(v)
(c)	Application – Unisex (Form V9101 U 10-06)(l)
(d)	Application – Unisex (Form V9101 U 10-06)(v)

(e)	Application – Generic (Form V9101 (11-10)(w)
(f)	EliteDesigns II Application – Generic(ag)
(6)	(a)	Composite of Articles of Incorporation of SBL(f)
(b)	Bylaws of SBL
(7)	Not Applicable
(8)	(a)	Participation Agreement – AIM – Variable Insurance Funds(ae)
(b)	Participation Agreement – AllianceBernstein(ac)
(c)	Participation Agreement – ALPS (Ibbotson) (aj)
(d)	Participation Agreement – American Century – Variable Insurance Funds(z)
(e)	Participation Agreement – American Funds(ai)
(f)	Participation Agreement – BlackRock – Variable Funds(w)
(g)	Participation Agreement – DFA Investment Dimensions Group Inc. (Dimensional)
(h)	Participation Agreement – Dreyfus – Variable Insurance Funds(ae)
(i)	Participation Agreement – DWS(w)
(j)	Participation Agreement – Eaton Vance(ai)
(k)	Participation Agreement – Federated(ac)
(l)	Participation Agreement – Fidelity VIP
(m)	Participation Agreement – Franklin Templeton – Variable Insurance Funds(aj)
(n)	Participation Agreement – Fred Alger(ag)
(o)	Participation Agreement – Goldman Sachs – Variable Insurance Funds(aa)
(p)	Participation Agreement – ING(ac)
(q)	Participation Agreement – Ivy – Variable Insurance Funds(ai)
(r)	Participation Agreement – Janus Aspen Series(ac)
(s)	Participation Agreement – JPMorgan(ac)
(t)	Participation Agreement – Legg Mason(x)
(u)	Participation Agreement – Lord Abbett(w)
(v)	Participation Agreement – MFS(ac)
(w)	Participation Agreement – Morgan Stanley
(x)	Participation Agreement – Neuberger Berman – AMT Funds(s)
(y)	Participation Agreement – Northern Lights (7Twelve Balanced)(ag)
(z)	Participation Agreement – Northern Lights (Adaptive Allocation)(ac)
(aa)	Participation Agreement – Northern Lights (FormulaFolio)
(ab)	Participation Agreement – Northern Lights (Innealta)(ac)
(ac)	Participation Agreement – Northern Lights (Power Income)(ac)
(ad)	Participation Agreement – Northern Lights (Probabilities)(ag)
(ae)	Participation Agreement – Northern Lights (TOPS)
(af)	Participation Agreement – Oppenheimer – Variable Funds(w)
(ag)	Participation Agreement – PIMCO – Variable Insurance Funds(aa)
(ah)	Participation Agreement – Pioneer(ac)
(ai)	Participation Agreement – Putnam(ac)
(aj)	Participation Agreement – Rydex – Variable Funds(k)
(i)	Amendment No. 6(m)
(ak)	Participation Agreement – SBL(ai)
(al)	Participation Agreement – SEI(ai)
(am)	Participation Agreement – T. Rowe Price(ae)
(i)	Amendment No. 4(af)
(an)	Participation Agreement – Third Avenue(w)
(ao)	Participation Agreement – Transparent Value(aj)

(ap)	Participation Agreement – Two Roads Shared Trust (Redwood)
(aq)	Participation Agreement – Van Eck(ai)
(ar)	Participation Agreement – Vanguard
(as)	Participation Agreement – Virtus(ag)
(at)	Participation Agreement – Wells Fargo – Variable Funds(ae)
(au)	Information Sharing Agreement – AIM(n)
(av)	Information Sharing Agreement – ALPS (Ibbotson)(ae)
(aw)	Information Sharing Agreement – American Century(n)
(ax)	Information Sharing Agreement – American Funds(ai)
(ay)	Information Sharing Agreement – Direxion(p)
(az)	Information Sharing Agreement – Dreyfus(n)
(ba)	Information Sharing Agreement – Fidelity Insurance(o)
(bb)	Information Sharing Agreement – Franklin Templeton(ae)
(bc)	Information Sharing Agreement – ING(ad)
(bd)	Information Sharing Agreement – Goldman Sachs(o)
(be)	Information Sharing Agreement – Ivy(ae)
(bf)	Information Sharing Agreement – Janus(o)
(bg)	Information Sharing Agreement – Legg Mason(u)
(bh)	Information Sharing Agreement – MFS(n)
(bi)	Information Sharing Agreement – Neuberger Berman(s)
(bj)	Information Sharing Agreement – Oppenheimer(n)
(bk)	Information Sharing Agreement – PIMCO(n)
(bl)	Information Sharing Agreement – Putnam(ae)
(bm)	Information Sharing Agreement – Rydex(n)
(bn)	Information Sharing Agreement – Security Funds(o)
(bo)	Information Sharing Agreement – T. Rowe Price(o)
(bp)	Information Sharing Agreement – Van Eck(ae)
(bq)	Information Sharing Agreement – Wells Fargo(p)
(9)	Opinion of Counsel
(10)	(a)	Consent of Independent Registered Public Accounting Firm
(b)	Consent of Counsel
(11)	Not Applicable
(12)	Not Applicable
(13)	Powers of Attorney of John F. Guyot, Michael P. Kiley, Anthony D. Minella, Roger S. Offermann, Barry G. Ward, and Douglas G. Wolff
(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed July 11, 2000).
(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑23723 (filed April 30, 1999).
(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑52114 (filed March 1, 2002).
(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed March 1, 2002).
(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑93947 (filed April 30, 2004).
(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑52114 (filed February 25, 2005).
(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑120399 (filed November 12, 2004).
(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed April 28, 2006).
(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑52114 (filed April 29, 2005).
(k)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑52114 (filed April 28, 2006).
(l)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed November 9, 2006).
(m)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed March 9, 2007).

(n)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033‑85592 (filed April 27, 2007).
(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed April 27, 2007).
(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑89236 (filed April 27, 2007).
(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033‑85592 (filed April 29, 2008).
(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑52114 (filed April 29, 2008).
(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑84159 (filed April 27, 2009).
(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002‑89328 (filed April 27, 2009).
(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed April 30, 2009).
(v)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed April 30, 2010)
(w)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed April 15, 2011).
(x)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 29, 2011).
(y)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed February 16, 2012).
(z)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002‑89328 (filed April 30, 2012).
(aa)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑84159 (filed April 27, 2012).
(ab)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed October 19, 2012).
(ac)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed December 28, 2012).
(ad)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed February 21, 2013).
(ae)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed February 21, 2013).
(af)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑84159 (filed April 30, 2013).
(ag)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed April 30, 2013).
(ah)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑84159 (filed April 30, 2014).
(ai)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed April 30, 2014).
(aj)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2015).
Item 25.	Directors and Officers of the Depositor
Name and Principal Business Address*	Positions and Offices with Depositor
Michael P. Kiley	Chief Executive Officer and Chairman of the Board
Douglas G. Wolff	President and Director
Barry G. Ward	Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer and Director
John F. Guyot	Senior Vice President, General Counsel, Secretary and Director
Anthony D. Minella	Senior Vice President, Chief Investment Officer and Director
Roger S. Offermann	Senior Vice President, Chief Actuary, and Director
Joseph Wittrock	Vice President and Director
Albert J. Dal Porto	Vice President, Product Development and Market Research
Susan J. Lacey	Vice President and Controller
Benjamin J. Sclater	Vice President
Jeanne R. Slusher	Vice President and Director of Audit
Christopher D. Swickard	Vice President, Associate General Counsel, and Assistant Secretary
Kevin M. Watt	Vice President
Carmen R. Hill	Second Vice President and Chief Compliance Officer
*Located at One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
The Depositor, Security Benefit Life Insurance Company (“SBL” or “the Company”), is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of SBL.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).  Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2015, are:
Name	Jurisdiction	Percent of Voting Securities Owned
100 N. Cresent Holdings LLC	DE	100%	by SBC Funding, LLC
100 N. Cresent LLC	DE	100%	by 100 N. Cresent Holdings LLC
1888 Fund, Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
1900 Capital, Inc.	DE	100%	by Compatriot Capital, Inc.
45-501,LLC	DE	100%	by FX Leasing, LLC
45-502, LLC	DE	100%	by FX Leasing, LLC
45-506, LLC	DE	100%	by FX Leasing, LLC
5180 CLO LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
9350 Civic Center Drive,LLC	DE	100%	by 9350 Civic Center JV, LLC
9350 Civic Center JV, LLC	DE	50%	by SBC Civic Center LLC
A24 Films, LLC	DE	35%	by SBC Funding, LLC
Accretive Asset Management LLC	WA	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
ACEI Holdco, LLC	DE	100%	by GPFT Holdco, LLC
ACEIG, LLC	DE	100%	by Guggenheim Capital Enterprises, LLC
ACS Holdings LLC	DE	100%	by Eldridge Equipment Finance LLC
ACS Nextant Holdings LLC	DE	100%	by Airborne Capital Solutions LTD
Advisor Research Center, LLC	MD	100%	by Rydex Fund Services, LLC
Adweek LLC	DE	100%	by Mediabistro Holdings LLC
AF V - VII entities	DE	100%	by Corporate Funding VI, LLC
AFSP Fund I Partners, LLC	DE	53.6%	by Compatriot Capital, Inc.
Airborne Capital Solutions LTD	CYM	66.7%	by ACS Holdings LLC
Aircraft Asset Holdings, LP	DE	24.2%	by Guggenheim Aviation Partners, LLC
Aircraft Management Company, LLC	DE	100%	by GPFT Holdco, LLC
AMC Investor Holdings LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Amicus Investors LLC	DE	75%	by Amicus Operating Partners LLC
Amicus Operating Partners LLC	DE	50%	by Compatriot Capital, Inc.
Anchorage G Holdings, LLC	AK	100%	by Guggenheim Life and Annuity Company
Ann Arbor City Apartments LLC	DE	50%	by Compatriot Capital, Inc.
		50%	by Village Green Holding LLC
Argus Portfolios Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners, LLC
Argus Portfolios SPC	CYM	100%	by Argus Portfolios Holdings Ltd.
ASG Mortgage Investors, LLC	DE	35.3%	by 1900 Capital, Inc.
Asheville Resolution Corporation	DE	100%	by Consolidated Investment Services, Inc.
Asset Consulting Group, LLC	DE	100%	by GWM Holdco, LLC
Auberge Resorts Collection Fund LP	DE	0%	Mgmt. by GRE ARCF GP LLC
Aureus Group, LLC	DE	29.9%	by Compatriot Capital, Inc.
Aurify Brands, LLC	NY	39.1%	by SBC Funding, LLC
BA Seattle Aviation, LLC	KS	100%	by Security Benefit Corporation
Ballinshire investment entities	DE	100%	by EL Funding, LLC
Bandera Strategic credit Partners II, L.P.	DE	0%	Mgmt. by GPIM Holdings VII, LLC
BCBG Max Azria Global Holdings, LLC	DE	40%	by Fashion Funding, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
BD-700-1A10 9147, LLC	DE	100%	by FX Leasing, LLC
Bennington Stark Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
BFC Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Billboard I, LLC	DE	100%	by PGM Entertainment Group LLC
Billboard IP Holdings LLC	DE	50%	by Billboard I, LLC
Bingham LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Biscay GSTF III, LLC	DE	100%	by GLAC Holdings, LLC
Black Cat Football, LLC	KS	100%	by Security Benefit Corporation
Bound Brook Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Briggs Construction Equipment, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Briggs Equipment Mexico, Inc.	DE	100%	by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100%	by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100%	by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5%	by GC Parent Holdings, LLC
Caprock Funding entities	DE	100%	by LCLF investment entities
Carco Services, LLC	DE	100%	by Guggenheim Services, LLC
Cardamom RE HQ, LLC	DE	100%	by Security Benefit Corporation
CardCash Exchange, Inc.	DE	18.6%	by CardCash Holdings, LLC
CardCash Holdings, LLC	DE	87.5%	by SBC Funding, LLC
CCE Funding LLC	DE	100%	by Compatriot Capital, Inc.
CCI Historic, Inc.	DE	100%	by Compatriot Capital, Inc.
Cedar Springs (Cayman) Ltd.	CYM	100%	by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
CF-G Funding II, LLC	KS	100%	by Gennessee Insurance Agency, LLC
CF-G Funding III, LLC	KS	100%	by Gennessee Insurance Agency, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CH Funding, LLC	KS	100%	by Security Benefit Corporation
CH Kansas, LLC	KS	100%	by Security Benefit Corporation
Channel Capital Group Holdings, LLC	DE	38.3%	by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100%	by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Clear Spring Life Insurance Company	TX	100%	by Guggenheim Life and Annuity Company
CLIO Awards	DE	100%	by Mediabistro Holdings LLC
Cohen Financial Services (DE), LLC	DE	100%	by Pillar Financial, LLC
Community Investments, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Compatriot Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Concord Minutemen (Cayman) Ltd.	CYM	100%	by Concord Minutemen Capital Company, LLC
Concord Minutemen Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100%	by Sammons Enterprises, Inc.
Controladora Briggs de Mexico S. de R.L. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Conway Capital, LLC	DE	100%	by Guggenheim Life and Annuity Company
Copper River CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Corporate Funding V, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding VI, LLC	DE	100%	by GPFT Holdco, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Corporate Funding VIII, LLC	DE	100%	by SL Funding, LLC
CP Aureus FSP, LP	DE	49.5%	by AFSP Fund I Partners, LLC
Crown Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Crown Point Funding (Cayman), Ltd.	CYM	100%	by Crown Point Capital Company, LLC
Dark Star Media LLC	DE	100%	by DS Funding LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4%	by 1900 Capital, Inc.
DCP Funding LLC	DE	13%	by DS dcp Holdings LLC
Deferred Compensation investment entities	DE	36-100%	by GC Deferred Compensation I, LLC
DLPG, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
DLSV 2015-1, LLC	KS	100%	by Security Benefit Corporation
DNBR Funding, LLC	KS	100%	by Dunbarre Insurance Agency, LLC
DS dcp Holdings LLC	DE	100%	by Dark Star Media LLC
DS Funding LLC	DE	100%	by EL Funding, LLC
DS Malecon Holdings LLC	DE	100%	by Dark Star Media LLC
DS MB Holdings LLC	DE	100%	by Dark Star Media LLC
DS PGM Holdings LLC	DE	100%	by Dark Star Media LLC
Dunbarre Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
E2M Fund II Holdco, LP	DE	47.8%	by Compatriot Capital, Inc.
		0%	Mgmt. by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	17.4%	by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100%	by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.5%	by Compatriot Capital, Inc.
		0%	Mgmt. by E2M General Partner III, LLC
E2M/SRC Investment Company, LLC	DE	37%	by Compatriot Capital, Inc.
		60%	by E2M Fund II Holdco, LP
Edison IS Holdings, LLC	NJ	100%	by Guggenheim Insurance Services, LLC
EFC Holdings I, LLC	DE	100%	by GPFT Holdco, LLC
Efland Funding entities	DE	100%	by Elsmere Insurance Agency, LLC
Eiger Fund I, LP	DE	38.8%	by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10%	by Compatriot Capital, Inc.
EL Funding, LLC	DE	100%	by SL Funding, LLC
Eldridge Business Services LLC	DE	99%	by EL Funding, LLC
Eldridge Equipment Finance LLC	DE	100%	by EL Funding, LLC
Eldridge Executive Services LLC	DE	99%	by EL Funding, LLC
Eldridge Services Inc.	DE	100%	by EL Funding, LLC
Elliott Bay Healthcare Realty Holdings LLC	DE	100%	by SBC Funding, LLC
Elliott Bay Healthcare Realty LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings LLC
ELSL Funding entities	DE	100%	by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Enterhealth, LLC	TX	21.3%	by Sammons Capital, Inc.
Epic Preferred Hodlings LLC	DE	100%	by ACS Holdings LLC
EPL property holding entities	DE	100%	by Retail Investors III, LLC
EquiTrust Insurance Services, LLC	DE	100%	by Guggenheim Insurance Services, LLC
EquiTrust Manager, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Eventine Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
Everest Fuel Management, LLC	DE	100%	by Flight Options Holdings, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Fashion Funding, LLC	DE	100%	by GLAC Holdings, LLC
Fifth Ave GSTF II, LLC	DE	100%	by GLAC Holdings, LLC
Film Expo Group LLC	DE	100%	by Mediabistro Holdings LLC
First Security Benefit Life Insurance and Annuity Company of New York	NY	100%	by Security Benefit Corporation
FlexJet, LLC	DE	100%	by One Sky Flight, LLC
Flight Options Holdings Inc.	DE	18%	by Epic Preferred Holdings LLC
Flight Options, LLC	DE	100%	by One Sky Flight, LLC
FMF Peakview LLC	DE	80%	by Guggenheim Plus Leveraged LLC
Forklift Operations de Mexico, S.A. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100%	by Moore's Creek Capital Corporation
Four Six Four Aircraft ABC LLC	DE	100%	by Four Six Four Aircraft LLC
Four Six Four Aircraft LLC	DE	100%	by EL Funding, LLC
Franklin Park (Cyprus) Limited	CYP	100%	by GGIC IIP Holdings LP
Franklin Park India, LLC	DE	100%	by Infrastructure India Plc
Franklin Park Management, LLC	DE	100%	by GGIC, Ltd.
FX Leasing, LLC	DE	100%	by Airborne Capital Solutions LTD
G650 2014 Holdings, LLC	DE	100%	by Guggenheim Aircraft Opportunity Master Fund, LP
GAIF II Aviation asset holding companies	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II Aviation U.S. Source asset holding companies	DE	100%	by GAIF II U.S. Source Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II Services Group, LLC	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II U.S. Source Blocker, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Fund, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Services Group, LLC	DE	100%	by GAIF II U.S. Source Fund, LP
GAOMF S/N 20272, LLC	DE	100%	by Guggenheim Aircraft Opportunity Master Fund, LP
GASG Co-Investor Fund I, LP	DE	50%	by 1900 Capital, Inc.
GC Deferred Compensation I, LLC	DE	100%	by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100%	by Guggenheim Capital International, Ltd.
GC Maple Leaf, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GC New York, LLC	DE	99.5%	by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	20.2%	by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100%	by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100%	by GC Parent Holdings, LLC
GC Repo, LLC	DE	100%	by Guggenheim Partners, LLC
GC VIE Manager, LLC	DE	99.5%	by Guggenheim Partners, LLC
GDCP Member, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
GDP property holding entities	DE	100%	by Guggenheim Development Partners, Inc.
GDP-Pilara Lotes, LLC	DE	100%	by GC Parent Holdings, LLC
Generation Financial Group, LLC	DE	50%	by JLx3, LLC
		50%	by Guggenheim Partners, LLC
Generation Mortgage Company, LLC f/k/a Generation Mortgage Company	CA	100%	by GFMH, LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
GFMH, LLC f/k/a Generation Financial Mortgage, LLC	DE	83.3%	by GPFT Holdco, LLC
		12.9%	by Generation Financial Group, LLC
GFP Green Inc.	CYM	100%	by GGIC, Ltd.

Name	Jurisdiction	Percent of Voting Securities Owned
GFP Peru Dunas Holdings, Inc.	CYM	100%	by GGIC, Ltd.
GFP Wind Holdings, LLC	DE	100%	by Franklin Park Management, LLC
GFPIC, L.P.	CYM	34.5%	by GFPID, LLC
GFPID, LLC	DE	40%	by GC Parent Holdings, LLC
GFS Funds Public Limited Company	IRL	0%	Mgmt. by GFS Management (Ireland) Limited
GFS Management (Ireland) Limited	IRL	100%	by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) entities	IRL	0%	Mgmt. by Guggenheim Fund Solutions, LLC
GFS MAP (U.S.) entities	DE	0%	Mgmt. by Guggenheim Fund Solutions, LLC
GFS UCITS Fund Public Limited Compnay	IRL	0%	Mgmt. by GFS Management (Ireland) Limited
GGIC Greenbacker Funding Ltd.	CYM	100%	by GGIC, Ltd.
GGIC IIP Holdings LP	CYM	100%	by GGIC, Ltd.
		0%	Mgmt. by GGIC IIP Holdings Ltd.
GGIC IIP Holdings Ltd.	CYM	100%	by GGIC, Ltd.
GGIC KTI Holdings, Ltd.	CYM	100%	by GGIC, Ltd.
GGIC Manager, LLC	DE	100%	by GGIC, Ltd.
GGIC, Ltd.	GGY	100%	by GFPIC, L.P.
GGT Diversified Alpha Cayman Funds	CYM	0%	Mgmt. by GGT GP LLC
GGT Diversified Alpha Fund LLC	DE	0%	Mgmt. by GGT Manager LLC
GGT Global Opportunities Master Fund (Cayman) LP	CYM	0%	Mgmt. by GGT GP LLC
GGT GP LLC	DE	100%	by GGT Manager LLC
GGT Long/Short Diversified Equity Master Fund (Cayman) LP	CYM	0%	Mgmt. by GGT GP LLC
GGT Manager LLC	DE	100%	by Guggenheim Holdings, LLC
GGT Trading Delaware LLC	DE	0%	Mgmt. by GGT GP LLC
GI Holdco II LLC	DE	100%	by Guggenheim Partners, LLC
GI Holdco II Sub LLC	DE	100%	by GI Holdco II LLC
GI Holdco LLC	DE	100%	by GI Holdco II LLC
GIA Asia Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Europe Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIFS (Cayman) Ltd.	CYM	100%	by GIFS Capital Company, LLC
GIFS Capital Company, LLC	DE	100%	by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50%	by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100%	by Guggenheim Partners Investment Mgmt., LLC
GIS Adminitrative Services, LLC	DE	100%	by Guggenheim Insurance Services, LLC
GIV-X 4330, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4332, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4334, LLC	DE	100%	by FX Leasing, LLC
GLAC GBM Investco, LLC	DE	100%	by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Global 6000 9568 Limited LDC	CYM	50%	by GX 9568 Holdings I, LLC
		50%	by GX 9568 Holdings II, LLC
GM property holding companies	DE	100%	by Retail Investors III, LLC
GMI GPIM, LLC	DE	100%	by Guggenheim Manager, Inc.
GMI GPIMH, LLC	DE	100%	by Guggenheim Manager, Inc.
GN Fund I, LLC	FL	100%	by Guggenheim Nicklaus Partners, LLC
GN property holding entities	DE	100%	by Guggenheim Nicklaus Partners, LLC
GNP property holding entities	DE	100%	by Guggenheim-Nicklaus Fund I, Ltd.
GP Feeder Fund Management, LLC	DE	100%	by GWM Holdco, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
GP Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	0%	Mgmt. by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings IV, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPBLK, Inc.	DE	100%	by GP Holdco, LLC
GPC Portfolio Companies	DE	0%	Mgmt. by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100%	by GP Holdco, LLC
GPI Ventures, LLC	DE	100%	by Asheville Resolution Corporation
GPI3, LLC	DE	0%	Mgmt. by TEK Financial, LLC
GPIM Holdings V, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPIM Holdings VI, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPIM Holdings VII, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPIM Holdings VIII, Ltd.	CYM	100%	by Guggenheim Partners Investment Mgmt., LLC
GPIMH Sub, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPM Center Court, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GRE ARCF GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRE Net Lease property holding companies	DE	67-100%	by Guggenheim Real Estate Investment Trust
		0%	Mgmt. by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	80-100%	by Guggenheim Plus Leveraged LLC
GRE U.S. Property Fund GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRE U.S. Property Fund LP	DE	0%	Mgmt. by GRES GP LLC
Great Bridge Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Green Lane CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GREI GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRES GP LLC	DE	100%	by Guggenheim Trust Company LLC
GS Gamma Advisors, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GS Gamma Investments, LLC	DE	0%	Mgmt. by GS Gamma Mgmt., LLC
GS Gamma Management, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GSA Manager LLC	DE	100%	by GGT Manager LLC
GSA OPH LLC	DE	0%	Mgmt. by GSA Manager LLC
GSFI, LLC	DE	70%	by Guggenheim Partners, LLC
		30%	by JLx3, LLC
GTVI Partners, LLC	DE	44.4%	by Guggenheim Venture Partners, LLC
Guggenheim Access Funds	DE	0%	Mgmt. by GP Feeder Fund Management, LLC
Guggenheim Advisors (Cayman) Ltd.	CYM	100%	by Guggenheim Advisors, LLC
Guggenheim Advisors Funds	CYM	0%	Mgmt. by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim Aircraft Opportunity Fund, LP	DE	0%	Mgmt. by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Aircraft Opportunity GP, LLC	DE	100%	by Guggenheim Partners Investment Management, LLC
Guggenheim Aircraft Opportunity Master Fund, LP	DE	0%	Mgmt. by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Alpha Solutions Fund, LLC	DE	0%	Mgmt. by GPIM Holdings V, LLC
Guggenheim Alpha Solutions Fund, Ltd.	CYM	0%	Mgmt. by GPIM Holdings V, LLC
Guggenheim Alternative Asset Management, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	0%	Mgmt. by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Aviation GAP Holdco, LLC	DE	100%	by Guggenheim Aviation Partners, LLC
Guggenheim Aviation GM Holdco, LLC	DE	100%	by Guggenheim Manager, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Aviation GP Holdco, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Aviation Investment Fund II, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
Guggenheim Aviation Offshore Investment Fund II, L.P.	CYM	0%	Mgmt. by Guggenheim Aviation Services II, Ltd.
Guggenheim Aviation Partners Limited	GBR	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Partners, LLC	DE	59.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, LLP	DE	50.7%	by Aircraft Asset Holdings, LP
		39.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim CA, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Capital Enterprises, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100%	by GC Parent Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	35.2%	by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance (CA), Inc.	DE	100%	by Guggenheim Commercial Real Estate Finance, LLC
Guggenheim Commercial Real Estate Finance, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Concinnity Capital Stewardship Fund, LLC	DE	0%	Mgmt. by GPIM Holdings VI, LLC
Guggenheim Concinnity Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Concourse L.P.	DE	99.9%	by Guggenheim Plus Leveraged LLC
Guggenheim Concourse GP LLC	DE	100%	by Guggenheim Plus Leveraged LLC
Guggenheim Corporate Funding, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Credit Services, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Development Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim Digital Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Disbursement Agent, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Energy LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	0%	Mgmt. by Guggenheim Energy LLC
Guggenheim Energy Opportunities Leveraged Fund, LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Enhanced Income Fund, LLC	DE	0%	Mgmt. by GPIM Holdings VI, LLC
Guggenheim Fund Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Funds Distributors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Services Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Funds Services, LLC	DE	100%	by Guggenheim Funds Services Holdings, LLC
Guggenheim GGT (Swiss) Gmbh	CH	100%	by Guggenheim Global Trading, LLC
Guggenheim Global Investments Public Limited Company	IRL	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Global Trading, LLC	DE	99.5%	by Guggenheim Manager Holdco, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5%	by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Holdco Sub II, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Holdco Sub, LLC	DE	100%	by Guggenheim Insurance Services, LLC
Guggenheim Holdings, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Insurance Holdco, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim International, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100%	by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors (Hong Kong) Limited	HKG	100%	by GIA Asia Holdings, Ltd.
Guggenheim Investment Advisors, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investor Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim KBBO Partners Limited	Dubai	50%	by Links Holdings LLC
Guggenheim Knights of Security, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Life 1099 Reporting Company, LLC	DE	100%	by Guggenheim Life and Annuity Company
Guggenheim Life and Annuity Company	DE	100%	by GLAC Holdings, LLC
Guggenheim Loan Agent, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Loan Services Company, Inc.	CA	100%	by Guggenheim Loan Services Company, LLC
Guggenheim Loan Services Company, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Management, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Manager, Inc.	DE	100%	by Guggenheim Capital, LLC
Guggenheim Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Mortgage Capital, LLC	DE	80%	by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70%	by GC Parent Holdings, LLC
Guggenheim Partners Advisory Company	SD	100%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund GP, L.L.C.	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund, L.P.	DE	0%	Mgmt. by Guggenheim Partners Covered Call Fund GP, L.L.C.
Guggenheim Partners Europe Limited	IRL	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners India GP, LLC	DE	67%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5%	by GI Holdco LLC
Guggenheim Partners Investment Management, LLC	DE	99.9%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners Japan, Ltd.	JPN	100%	by Links Holdings LLC
Guggenheim Partners London Premises Limited	UK	100%	by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100%	by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100%	by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Partners, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Plus Acquisition LLC	DE	100%	by Guggenheim Plus Leveraged LLC
Guggenheim Plus GP LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	0%	Mgmt. by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	0%	Mgmt. by Guggenheim Plus GP LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Plus Leveraged LLC	DE	60.7%	by Guggenheim Real Estate Investment Trust
		18.6%	by Guggenheim Real Estate PLUS Trust
		20.7%	by Guggenheim Plus L.P.
		0%	Mgmt. by Guggenheim Trust Company LLC
Guggenheim Premises I, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Private Debt Fund Managing Member, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Private Debt Funds	DE	0%	Mgmt. by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Proprietary Investor investment entities	CYM	100%	by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate International Fund L.P.	CYM	0%	Mgmt. by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	0%	Mgmt. by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	99.5%	by GPFT Holdco, LLC
Guggenheim Real Estate PLUS Trust	SD	0%	Mgmt. by Guggenheim Trust Company LLC
Guggenheim Receivable Financing, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Retail Real Estate Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim SBC Holdings, LLC	DE	0%	Mgmt. by Guggenheim Knights of Security, LLC
Guggenheim Securities Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Securities International Ltd	UK	100%	by Links Holdings LLC
Guggenheim Securities, LLC	DE	100%	by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Specialized Products, LLC	DE	100%	by Security Investors, LLC
Guggenheim Stella Multi-Strategy Fund, LP	DE	100%	by Guggenheim Strategic Fund Management, LLC
Guggenheim Strategic Fund Management, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Strategy Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Technology Ventures I, L.P.	DE	0%	Mgmt. by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	99.5%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100%	by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100%	by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services International Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100%	by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5%	by Guggenheim Partners, LLC
Guggenheim Venture Partners, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5%	by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50%	by Guggenheim Partners Investment Mgmt., LLC
GWM Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
GX 9568 Holdings I, LLC	DE	0%	Mgmt. by Guggenheim Aircraft Opportunity Master Fund, LP
GX 9568 Holdings II, LLC	DE	0%	Mgmt. by Guggenheim Aircraft Opportunity Master Fund, LP
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100%	by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Hesa GSTF V, LLC	DE	100%	by GLAC Holdings, LLC
HHEP-DirecPath, LP	DE	25%	by Sammons Capital, Inc.
HHEP-Directional, LP	DE	24.9%	by Sammons Capital, Inc.
HHEP-Latrobe, LP	DE	24.9%	by Sammons Capital, Inc.
Highland Peak investment entities	DE	100%	by EL Funding, LLC
IDF I and II investment entities	DE	100%	by Guggenheim Life and Annuity Company

Name	Jurisdiction	Percent of Voting Securities Owned
IDF investment entities	DE	100%	by Security Benefit Life Insurance Company
Infrastructure India Plc	DE	100%	by Franklin Park (Cyprus) Limited
Internet Radio Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
IPEX LLC	DE	100%	by Generation Financial Group, LLC
IPEX Services, LLC	DE	100%	by IPEX LLC
Iron Hill CLO Limited	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Jasmine Asset Funding Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
JHCCI Leasing LLC	DE	50%	by Compatriot Capital, Inc.
JL property holding entities	DE	100%	by Retail Investors III, LLC
JLB 2728 Cedar Springs, LP	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB 99 West Paces Ferry LLC	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB BUILDERS LLC	TX	100%	by JLB Partners LLC
JLB Center Street, LP	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB Fitzhugh, LP	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB McLean LLC	DE	39%	by Compatriot Capital, Inc.
		21.9%	by JLB McLean Partners LP
JLB McLean Partners LP	DE	65.7%	by JLB Partners LLC
JLB Partners LLC	DE	30%	by Compatriot Capital, Inc.
JLB Poncey LLC	GA	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB REALTY LLC	TX	100%	by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100%	by JLB Partners LLC
JLB Stafford Land LP	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB Winhall, LP	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLI property holding entities	DE	100%	by Retail Investors III, LLC
JLx3, LLC	DE	61.1%	by Guggenheim Partners, LLC
Juneau IS Holdings, LLC	AK	100%	by Guggenheim Insurance Services, LLC
KDC Holdings, LLC	DE	50%	by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Kennecott Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
KHCN LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
King Tech Holdings Ltd.	CYM	100%	by GGIC KTI Holdings, Ltd.
King Tech International, Ltd.	CYM	100%	by King Tech Holdings Ltd.
Kitts Hill Funding entities	DE	100%	by LSFC entities
KLD Funding, LLC	DE	100%	by The Liberty Hampshire Company, LLC
LCLF investment entities	DE	100%	by Corporate Funding V, LLC
Legacy Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lexington Parker (Cayman) Ltd.	CYM	100%	by Lexington Parker Capital Company, L.L.C.
Lexington Parker Capital Company, L.L.C.	DE	100%	by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5%	by Guggenheim Capital, LLC
Links Holdings LLC	DE	99.5%	by Guggenheim Partners, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Links Holdings, Inc.	DE	100%	by Guggenheim Partners, LLC
Lionel Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Longhorn Trail Ranch II, Ltd.	TX	40%	by Compatriot Capital, Inc.
LS Mc Kinney 707-01, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
LSB Funding LLC	DE	100%	by LSBF Holdings LLC
LSFC entities	DE	100%	by AF V - VII entities
Magma WCFF II Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Malecon Entertainment LLC	DE	50%	by DS Malecon Holdings LLC
Maranon Capital, LP	DE	35%	by SBC Funding, LLC
Maranon Senior Credit IV, LLC	KS	100%	by Security Benefit Corporation
MB Group Holdings LLC	DE	100%	by DS MB Holdings LLC
Mediabistro Holdings LLC	NY	100%	by MB Group Holdings
Mexcolift Servicios de Personnel S. de R.L. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
meZocliq LLC	DE	45.8%	by Guggenheim-meZocliq Holdings, LLC
MF Master Seed Co, LLC	DE	100%	by SBC Funding, LLC
MF Seed Co., LLC	DE	100%	by MF Master Seed Co, LLC
Midland National Life Insurance Company	IA	100%	by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100%	by Midland National Life Insurance Company
Minerva Funding LLC	DE	100%	by Guggenheim Life and Annuity Company
Minerva Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Minerva Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
MNL Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Montacargas Yale, de Mexico S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Monterra investment entities	DE	100%	by EL Funding, LLC
Moore's Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Morrow Park City Apartments LLC	DE	65.7%	by VG Morrow Park Capital LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
NC property holding entities	DE	100%	by Retail Investors III, LLC
Nextant Aircraft 9017, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft 9054, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft, LLC	OH	100%	by ACS Nextant Holdings LLC
NF - GPIM, LLC	KS	100%	by Security Benefit Corporation
Nominee Holding Company, LLC	DE	100%	by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100%	by Sammons Financial Group, Inc.
Note Funding 1892, LLC	KS	100%	by Security Benefit Corporation
Note funding 1892-2, LLC	KS	100%	by Security Benefit Corporation
Note Funding II, LLC	KS	100%	by Security Benefit Corporation
Note Funding OHA II, LLC	KS	100%	by Security Benefit Corporation
Note Funding OHA, LLC	KS	100%	by Security Benefit Corporation
Note Funding, LLC	KS	100%	by Security Benefit Corporation
NZC Guggenheim Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
NZCG Feeder 1, L.P.	CYM	0%	Mgmt. by GPIM Holdings VIII, Ltd.
NZCG Funding	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
One Sky Flight, LLC	DE	100%	by Flight Options Holdings, Inc.
Optimus Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
OR property holding entities	DE	100%	by Retail Investors III, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Orpheus Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Orpheus Holdings, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Otter, Inc.	OK	100%	by Sammons Power Development, Inc.
Padfield AH, LLC	DE	100%	by SL Funding, LLC
Paragon GBM Investco, LLC	DE	100%	by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100%	by PLIC Holdings, LLC
Parkway Mortgage, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Pathfinder Conservation Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Pathfinder Renewable Wind Energy, LLC	WY	35.3%	by Sammons Power Development, Inc.
PC-12/47E 1525, LLC	DE	100%	by SA Leasing, LLC
PC-12/47E 1533, LLC	DE	100%	by SA Leasing, LLC
PD Holdings LLC	DE	100%	by SBC Funding, LLC
PGM Entertainment Group LLC	DE	100%	by Prometheus Global Media, LLC
PGM-MG Holdings LLC	DE	100%	by Mediabistro Holdings LLC
Pilar Holdings, LLC	FL	88.4%	by GC Pilar Golf Investment, LLC
Pilara Lotes II, LLC	DE	100%	by GC Deferred Compensation I, LLC
Pillar Capital Finance, LLC	DE	100%	by Pillar Financial, LLC
Pillar Financial, LLC	DE	19.6%	by GPFT Holdco, LLC
Pillar Multifamily, LLC	DE	100%	by Pillar Financial, LLC
PLIC Holdings, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Primary issue Anchor Separate Account LLC	DE	100%	by EL Funding, LLC
Prometheus Global Media Holdings, LLC	DE	60%	by DS PGM Holdings LLC
Property Disposition, Inc.	DE	100%	by Sammons Financial Group, Inc.
RC property holding entities	DE	100%	by Retail Investors III, LLC
Relationship Funding (Cayman) Ltd.	CYM	100%	by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Replay Technology Funding, LLC	DE	100%	by SBC Funding, LLC
Retail Investors I, LLC	DE	49%	by Stonefire Investors, LLC
		51%	by Stonebridge Investors I, LLC
Retail Investors III, LLC	DE	99.5%	by Guggenheim Life and Annuity Company
		0%	Mgmt. by Stonebridge Investors III, LLC
RHDFJ Partners, LP	TX	50%	by JLB Partners LLC
		50%	by Compatriot Capital, Inc.
Ridgefield Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
RTF Holdings LLC	DE	68.8%	by ACEI Holdco, LLC
Rydex Fund Services, LLC	KS	100%	by Rydex Holdings, LLC
Rydex Holdings, LLC	KS	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
SA Leasing, LLC	DE	100%	by Airborne Capital Solutions LTD
Saadiyat GSTF IV, LLC	DE	100%	by GLAC Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
SAILES 2, LLC	DE	100%	by SAILES 2-0, LLC
SAILES 2-0, LLC	DE	100%	by Security Benefit Life Insurance Company
Sammons BW, Inc.	DE	100%	by Sammons Distribution Holdings, Inc.
Sammons Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100%	by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Enterprises, Inc.	DE	100%	by Sammons Enterprises, Inc. ESOT
Sammons Equity Alliance, Inc.	DE	100%	by Consolidated Investment Services, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Sammons Financial Group, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100%	by Sammons Securities, Inc.
Sammons Power Development, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Retirement Solutions, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sammons Securities, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Sandy Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saratoga (Cayman) Ltd.	CYM	100%	by The Liberty Hampshire Company, LLC
Saratoga Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saxondale Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
SB Carco Holdings, LLC	KS	100%	by Security Benefit Corporation
SB Carco, LLC	KS	100%	by SB Carco Holdings, LLC
SB Custody, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB Directional Aviation LLC	DE	100%	by SBC Funding, LLC
SB I property holding entities	DE	100%	by Retail Investors I, LLC
SB II property holding entities	DE	100%	by Retail Investors I, LLC
SB Private Investments, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB property holding entities	DE	100%	by Retail Investors III, LLC
SB real estate holding entities	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
SBC Civic Center LLC	DE	100%	by SBC Funding, LLC
SBC Funding II, LLC	KS	100%	by EL Funding, LLC
SBC Funding, LLC	KS	100%	by Monterra Investment entities
SBC Investors LLC	DE	0%	Mgmt. by Guggenheim Knights of Security, LLC
SBL Holdings, Inc.	KS	100%	by Security Benefit Corporation
SBTree, Inc.	DE	100%	by Guggenheim Partners, LLC
Scottwell Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
se2 Holdco, LLC	KS	100%	by Security Benefit Corporation
se2 Holdings, Inc.	KS	93.2%	by se2 Holdco, LLC
se2 Holdings, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
se2, LLC	KS	100%	by se2 Holdings, Inc.
Se2Information Services Ireland Limited	Ireland	100%	by se2 Holdings, Inc.
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Asset Management Holdings, LLC	KS	100%	by GI Holdco II LLC
Security Benefit Business Services, LLC	KS	100%	by Security Benefit Corporation
Security Benefit Corporation	KS	100%	by Guggenheim SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100%	by Security Benefit Corporation
Security Distributors, Inc.	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by Security Benefit Corporation
Security Investors, LLC	KS	100%	by Rydex Holdings, LLC
Sentient Holdings, LLC	DE	100%	by One Sky Flight, LLC
Sentient Jet Charter, LLC	DE	100%	by Sentient Holdings, LLC
Sentient Jet, LLC	DE	100%	by Sentient Holdings, LLC
Sentry Funding entities	DE	100%	by Saganaw Insurance Agency, LLC
Seven Sticks CLO Ltd.	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Seven Sticks, LLC	SC	100%	by Cainhoy Land & Timber, LLC
SFVII GP, LLC	DE	100%	by Guggenheim Fund Solutions, LLC
SIA Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Sibella Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Sifton Road Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Ski Partners II, LLC	DE	32.8%	by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.7%	by Compatriot Capital, Inc.
SL Funding, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
Slate Rock, LLC	DE	0%	Mgmt. by Guggenheim Securities Holdings, LLC
Slauson Investors LLC	DE	96%	by Guggenheim Plus Leveraged LLC
SLBCA Holding LLC	DE	50%	by CCI Historic, Inc.
		50%	by Village Green Holding LLC
SLF II-McCarty Investors II, LP	TX	69.5%	by Compatriot Capital, Inc.
SLF II-McCarty Investors, LP	TX	22%	by Compatriot Capital, Inc.
Sojourn Aviation Company, LLC	DE	100%	by Flight Options Holdings, Inc.
Solberg Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Soo Line Building City Apartments LLC	DE	85%	by SLBCA Holding LLC
South Blacktree Agency, LLC	DE	100%	by SBTree, Inc.
SRI Ventures, LLC	DE	100%	by Compatriot Capital, Inc.
Stellar Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Stone Secured investment entities	DE	100%	by EL Funding, LLC
Stonebriar Commercial Finance LLC	DE	100%	by Stonebriar Finance Holdings LLC
Stonebriar Finance Holdings LLC	DE	93.9%	by Stonebriar Holdings LLC
Stonebriar Holdings LLC	DE	100%	by Eldridge Equipment Finance LLC
Stonebriar IFH LLC	DE	100%	by Stonebriar Finance Holdings LLC
Stonebridge Investors I, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonebridge Investors III, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
Stonefire Investors, LLC	DE	100%	by Guggenheim Life and Annuity Company
Sudbourne Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
TB property holding entities	DE	100%	by Retail Investors III, LLC
TB Rochester 688, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
TEK Financial, LLC	DE	99.5%	by Guggenheim Partners, LLC
Terrabyte Development, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
The Hollywood Reporter	DE	100%	by PGM Entertainment Group LLC
The Liberty Hampshire Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100%	by Guggenheim Treasury Services, LLC
theAudience, Inc.	DE	11.4%	by SBC Funding, LLC
Thomas Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Thomas Weisel India Opportunity Fund, LP	DE	0%	Mgmt. by Guggenheim Partners India GP, LLC
TK property holding entities	DE	100%	by Retail Investors III, LLC
Toledo-MNG, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Tomorrow, LLC	DE	100%	by Guggenheim Life and Annuity Company
Transparent Value Advisors, L.L.C.	DE	100%	by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	100%	by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100%	by Guggenheim Transparent Value, LLC
Trigger Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Tustin-Michelle Partners LLC	DE	100%	by Guggenheim Plus Leveraged LLC
UQ 720 Partners, LP	DE	95%	by Compatriot Capital, Inc.
Valcour Bay Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Venice GSTF I, LLC	DE	100%	by GLAC Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
VG Morrow Park Capital LLC	DE	84.8%	by Compatriot Capital, Inc.
		15.2%	by Village Green Holding LLC
VGH St. Louis LLC	DE	100%	by Village Green Holding LLC
Village Green Communications LLC	DE	100%	by Village Green Holding LLC
Village Green Construction LLC	DE	100%	by Village Green Holding LLC
Village Green Development Holding LLC	DE	100%	by Village Green Holding LLC
Village Green Holding LLC	DE	46.7%	by CCI Historic, Inc.
Village Green Management Company LLC	DE	100%	by Village Green Holding LLC
V-Suites LLC	DE	100%	by Village Green Holding LLC
Washington Lee Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Wattage Finance LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
WB property holding entities	DE	100%	by Retail Investors III, LLC
White Plains Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Wind Investors I, LLC	DE	100%	by GFP Wind Holdings, LLC
XONM 2012, Inc.	DE	100%	by XONM LLC
XONM Capital LLC	DE	100%	by XONM LLC
XONM Funding LLC	DE	100%	by XONM Capital LLC
XONM LLC	DE	100%	by Guggenheim Mortgage Capital, LLC

SBL is also the depositor of the following separate accounts:  SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account, Separate Account IX, Separate Account, Separate Account XII, Separate Account XV, Separate Account XIX, SBL Variable Annuity Account VIII, Variflex Separate Account, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.  As depositor of the separate accounts, SBL might be deemed to control them.
In addition, certain of the separate accounts invest in shares of Guggenheim Variable Funds Trust (the “Trust”), a “series” type mutual fund registered under the Investment Company Act of 1940.  An affiliate of SBL serves as investment advisor to the Trust.  The purchasers of SBL’s variable annuity and variable life contracts investing in the Trust will have the opportunity to instruct SBL with respect to the voting of shares of the Trust held by the separate accounts as to certain matters.  Subject to such voting instructions, SBL might be deemed to control the Trust.
Item 27.	Number of Contract Owners
As of February 29, 2016 there were 20,788 owners of Qualified Contracts and 6,143 owners of Non‑Qualified Contracts issued under SBL Variable Annuity Account XIV.
Item 28.	Indemnification
The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.
The Articles of Incorporation include the following provision:
(a)  No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director’s duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17‑6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit.  If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.
(b)  Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.
Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or other-wise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.	Principal Underwriter
(a)(1)	Security Distributors, Inc. (“SDI”), a subsidiary of SBL, acts as principal underwriter for:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)

SBL Variable Annuity Account XVII (ClassicStrategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
(a)(2)	SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York (“FSBL”):
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns II Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
(a)(3)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:
Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9
(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	David G. Byrnes	President
	Justin A. Jacquinot	Senior Vice President, Direct Relationships
	James J. Kiley	Senior Vice President, Education Markets
	Kenneth J. Rathke	Senior Vice President
	Michael K. Reidy	Senior Vice President
	Mark W. Turner	Senior Vice President, Education Markets
	Kevin M. Watt	Senior Vice President
	Kurt E. Auleta	Vice President, Sales Operations
	Paula K. Dell	Vice President
	James R. Schmank	Vice President
	Christopher D. Swickard	Vice President and Secretary
	Donald A. Wiley	Vice President
	Susan J. Lacey	Treasurer
	Yolande C. Nichols	Chief Compliance Officer
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, Inc.	$4,756,550[1]	$690,649[2]	$0	N/A

1 SBL pays commissions to selling broker-dealers through SDI.  This is the amount paid to SDI in connection with all contracts sold through the separate account.  SDI passes through to selling broker-dealers all such amounts.
2 A contingent deferred sales charge may be assessed on full or partial withdrawals from the contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the separate account, all of which is passed through to SBL.

Item 30.	Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules there-under are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.
Item 31.	Management Services
All management contracts are discussed in Part A or Part B.
Item 32.	Undertakings
(a)	Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.
(b)	Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.
(d)	Security Benefit Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.
(e)	SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no‑action letter which are incorporated herein by reference.
(f)	Security Benefit Life Insurance Company represents that it is relying upon Rule 6c‑7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) – (d) of that Rule.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 22nd day of April 2016.
Security Benefit Life Insurance Company (the Depositor) SBL Variable Annuity Account XIV (The Registrant)
By:	*
Michael P. Kiley, Chief Executive Officer and Director
As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 22, 2016.
SIGNATURES AND TITLES
By:	*
Michael P. Kiley, Chief Executive Officer and Director
By:	*
Barry G. Ward, Senior Vice President, Chief Financial Officer (chief accounting officer), Chief Risk Officer, Treasurer, and Director
By:	*
John F. Guyot, Senior Vice President, General Counsel, Secretary and Director
By:	*
Anthony D. Minella, Senior Vice President, and Chief Investment Officer and Director
By:	*
Roger S. Offermann, Senior Vice President, Chief Actuary and Director
By:	*
Joseph W. Wittrock, Vice President and Director
By:	*
Douglas G. Wolff, President and Director
*By:	/s/ CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(6)	(b)	Bylaws of SBL

(8)	(g)	Participation Agreement – DFA Investment Dimensions Group Inc. (Dimensional)
(l)	Participation Agreement – Fidelity VIP
(w)	Participation Agreement – Morgan Stanley
(aa)	Participation Agreement – Northern Lights (FormulaFolio)
(ae)	Participation Agreement – Northern Lights (TOPS)
(ap)	Participation Agreement – Two Roads Shared Trust (Redwood)
(ar)	Participation Agreement – Vanguard

(9)	Opinion of Counsel

(10)	(a)	Consent of Independent Registered Public Accounting Firm
(b)	Consent of Counsel

(13)	Powers of Attorney